As filed with the U.S. Securities and Exchange Commission on December 17, 2010

Securities Act File No. 2-91556

Investment Company Act File No. 811-4052

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 113

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120

(Check appropriate box or boxes.)

Legg Mason Partners Money Market Trust*

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Money Market Trust

100 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on December 31, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Western Asset Liquid Reserves, Western Asset U.S. Treasury Reserves, Western Asset Government Money Market Fund, Western Asset Tax Free Reserves, Western Asset California Tax Free Money Market Fund, Western Asset Connecticut Municipal Money Market Fund, Western Asset New York Tax Free Money Market Fund and Western Asset Money Market Fund.

December 31, 2010

Prospectus

Western Asset

Liquid Reserves

Class: Ticker Symbol

A:	LLAXX
B:	LLBXX
C:	LWCXX

Western Asset

Government Money Market Fund

Class: Ticker Symbol

A:	SMGXX
I:	SGYXX

Western Asset

Tax Free Reserves

Class: Ticker Symbol

A:	LWAXX
B:	LTBXX
C:	LTCXX

Western Asset

California Tax Free Money Market Fund

Class: Ticker Symbol

A:	LOAXX

Western Asset

Connecticut Municipal Money Market Fund

Class: Ticker Symbol

A:	CNNXX
I:	CCYXX

Western Asset

New York Tax Free Money Market Fund

Class: Ticker Symbol

A:	LNAXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	(If purchased through exchange, up to 5.00% based on fund originally purchased)	(If purchased through exchange, up to 1.00% based on fund originally purchased)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C
Management fees	0.45	0.45	0.45
Distribution and service (12b-1) fees	0.10	0.50	0.50
Other expenses[1]	0.06	0.06	0.06
Total annual fund operating expenses	0.61	1.01	1.01
Fees forgone and/or expenses reimbursed[2]	(0.01)	—	—
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.60	1.01	1.01

[1]	“Other expenses” for Class A , Class B and Class C shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares, 1.10% for Class B shares and 1.10% for Class C shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	61	193	338	760
Class B (with redemption at end of period)	603	621	657	1,121
Class B (without redemption at end of period)	103	321	557	1,121
Class C (with redemption at end of period)	203	321	557	1,234
Class C (without redemption at end of period)	103	321	557	1,234

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

4	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the

Western Asset Money Market Funds	5

expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Class A, Class B and Class C shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Class A, Class B and Class C shares because there were no Class A, Class B or Class C shares outstanding during the calendar years shown. Because it is anticipated that Class A, Class B and Class C shares will have different expenses than Class N shares, the performance of Class A, Class B and Class C shares would have been different than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 1.53 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.28	2.90	2.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Western Asset Money Market Funds	7

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
	Class A	Class B	Class C
General	1,000/50	1,000/50	1,000/50
Participants in eligible sweep accounts	None/None	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50
IRAs	250/50	250/50	250/50
SIMPLE IRAs	None/None	None/None	None/None
Systematic Investment Plans	50/50	50/50	50/50
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	N/A	None/None
Other Retirement Plans	None/None	None/None	None/None
Institutional Investors	1,000/50	1,000/50	1,000/50

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 4:00 p.m. (Eastern time), but may close earlier under certain circumstances. The fund closes for business early (normally 1:00 p.m. (Eastern time)) on days when the New York Stock Exchange closes early on a business day prior to or after a national holiday. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

8	Western Asset Money Market Funds

Western Asset Government Money Market Fund

Investment objective

The fund seeks maximum current income and preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	Generally, none	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class I
Management fees	0.41	0.41
Distribution and service (12b-1) fees	0.10	None
Other expenses	0.03	0.27[1]
Total annual fund operating expenses	0.54[2]	0.68
Fees forgone and/or expenses reimbursed[3]	—	(0.18)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.54	0.50

[1]	Other expenses for Class I shares are estimated for the current fiscal year.
[2]

“Total annual fund operating expenses” for Class A shares have been restated to reflect current fees and expenses and do not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares and 0.50% for Class I shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	55	173	302	678
Class I	51	180	342	812

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasury securities and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Western Asset Money Market Funds	9

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. The fund invests only in U.S. government securities and related repurchase agreements. However, government securities held by the fund are not necessarily backed by the full faith and credit of the U.S. government. The fund will be subject to the risk that the issuer or obligor for those securities or a counterparty to a repurchase agreement with the fund may default or its credit may be downgraded.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

10	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of Class A shares. No performance information is presented for Class I shares because there were no Class I shares outstanding during the calendar years shown. Because it is anticipated that Class I shares will have different expenses than Class A shares, the performance of Class I shares would have been different than that shown for Class A shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2000): 1.52 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.05

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class A	0.24	2.85	2.64

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Western Asset Money Market Funds	11

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
	Class A	Class I
General	1,000/50	N/A
Participants in eligible sweep accounts	None/None	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	N/A
IRAs	250/50	N/A
SIMPLE IRAs	None/None	N/A
Systematic Investment Plans	50/50	N/A
Clients of Eligible Financial Intermediaries	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None
Other Retirement Plans	None/None	N/A
Institutional Investors	1,000/50	1 million/None

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds normally will be sent one business day after your request is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

12	Western Asset Money Market Funds

Western Asset Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	(If purchased through exchange, up to 5.00% based on fund originally purchased)	(If purchased through exchange, up to 1.00% based on fund originally purchased)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C
Management fees	0.45	0.45	0.45
Distribution and service (12b-1) fees	0.10	0.50	0.50
Other expenses[1]	0.14	0.14	0.14
Total annual fund operating expenses	0.69	1.09	1.09
Fees forgone and/or expenses reimbursed[2]	(0.09)	—	—
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.60	1.09	1.09

[1]	“Other expenses” for Class A, Class B and Class C shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares, 1.10% for Class B shares and 1.10% for Class C shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	61	202	366	841
Class B (with redemption at end of period)	611	646	701	1,217
Class B (without redemption at end of period)	111	346	601	1,217
Class C (with redemption at end of period)	211	346	601	1,329
Class C (without redemption at end of period)	111	346	601	1,329

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Western Asset Money Market Funds	13

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal taxes and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately . For example, the fund’s manager may discontinue any temporary

14	Western Asset Money Market Funds

Certain risks cont’d

voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Class A, Class B and Class C shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Class A, Class B and Class C shares because there were no Class A, Class B or Class C shares outstanding during the calendar years shown. Because it is anticipated that Class A, Class B and Class C shares will have different expenses than Class N shares, the performance of Class A, Class B and Class C shares would have been different than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.94 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.10	1.88	1.73

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

16	Western Asset Money Market Funds

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
	Class A	Class B	Class C
General	1,000/50	1,000/50	1,000/50
Participants in eligible sweep accounts	None/None	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50
IRAs	250/50	250/50	250/50
SIMPLE IRAs	None/None	None/None	None/None
Systematic Investment Plans	50/50	50/50	50/50
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	N/A	None/None
Other Retirement Plans	None/None	None/None	None/None
Institutional Investors	1,000/50	1,000/50	1,000/50

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	17

Western Asset California Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class A shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	Generally, none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.09
Total annual fund operating expenses	0.64
Fees forgone and/or expenses reimbursed[2]	(0.04)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.60

[1]	“Other expenses” for Class A shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	61	196	348	790

18	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California personal income taxes. These municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in California municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or California state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary

Western Asset Money Market Funds	19

voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or California state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. California has been experiencing a significant deterioration in its economic base leading to a severe fiscal crisis. California’s economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

20	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Class A shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Class A shares because there were no Class A shares outstanding during the calendar years shown. Because it is anticipated that Class A shares will have different expenses than Class N shares, the performance of Class A shares would have been different than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.84 Worst quarter (09/30/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.07	1.77	1.59

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Western Asset Money Market Funds	21

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
Class A
General	1,000/50
Sweep Feature	Variable/Variable
Systematic Investment Plans	50/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50
Clients of Eligible Financial Intermediaries	None/None
Institutional Investors	1,000/50

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and California personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

22	Western Asset Money Market Funds

Western Asset Connecticut Municipal Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	Generally, none	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class I
Management fees	0.45	0.45
Distribution and service (12b-1) fees	0.10	None
Other expenses	0.11	0.15
Total annual fund operating expenses[1]	0.66	0.60
Fees forgone and/or expenses reimbursed[2]	(0.06)	(0.10)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.60	0.50

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program, which terminated on September 18, 2009.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares and 0.50% for Class I shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	61	198	355	810
Class I	51	171	314	731

Western Asset Money Market Funds	23

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. These municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in Connecticut municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or Connecticut state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary

24	Western Asset Money Market Funds

Certain risks cont’d

voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or Connecticut state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in Connecticut municipal securities. The fund focuses its investments on Connecticut municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Connecticut municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	25

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of Class A and Class I shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2007): 0.77 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	Since inception	Inception date
Class A	0.05	1.83	1.38	07/03/2001
Class I	0.08	1.93	1.70	12/03/2003

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

26	Western Asset Money Market Funds

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
	Class A	Class I
General	1,000/50	N/A
Sweep Feature	Variable/Variable	N/A
Systematic Investment Plans	50/50	N/A
Uniform Gifts or Transfers to Minor Accounts	250/50	N/A
Clients of Eligible Financial Intermediaries	None/None	None/None
Institutional Investors	1,000/50	1 million/None

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and Connecticut personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	27

Western Asset New York Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class A shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	Generally, none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.05
Total annual fund operating expenses	0.60

[1]	“Other expenses” for Class A shares are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	61	192	335	750

28	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and New York State and New York City personal income taxes. These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or New York state and New York City personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield

Western Asset Money Market Funds	29

may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or New York state and New York City personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in New York municipal securities. The fund focuses its investments on New York municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting New York municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

30	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Class A shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Class A shares because there were no Class A shares outstanding during the calendar years shown. Because it is anticipated that Class A shares will have different expenses than Class N shares, the performance of Class A shares would have been different than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 0.92 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.08	1.83	1.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Western Asset Money Market Funds	31

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
Class A
General	1,000/50
Sweep Feature	Variable/Variable
Systematic Investment Plans	50/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50
Clients of Eligible Financial Intermediaries	None/None
Institutional Investors	1,000/50

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and New York state and New York City personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

32	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks

Western Asset Liquid Reserves was formerly known as Western Asset / CitiSM Liquid Reserves. Western Asset Tax Free Reserves was formerly known as Western Asset / CitiSM Tax Free Reserves. Western Asset California Tax Free Money Market Fund was formerly known as Western Asset / CitiSM California Tax Free Reserves. Western Asset Connecticut Municipal Money Market Fund was formerly known as Western Asset / CitiSM Connecticut Tax Free Reserves. Western Asset New York Tax Free Money Market Fund was formerly known as Western Asset / CitiSM New York Tax Free Reserves.

Each fund named in this Prospectus is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Investment objectives

The investment objective of Western Asset Liquid Reserves (“Liquid Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Government Money Market Fund’s (“Government Money Market Fund”) investment objective is to seek maximum current income and preservation of capital. Western Asset Tax Free Reserves’ (“Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset California Tax Free Money Market Fund’s (“California Tax Free Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Western Asset Connecticut Municipal Money Market Fund’s (“Connecticut Municipal Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Western Asset New York Tax Free Money Market Fund’s (“New York Tax Free Money Market Fund” and together with Tax Free Reserves, California Tax Free Money Market Fund and Connecticut Municipal Money Market Fund, the “Tax Free Funds”) investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes, preservation of capital and liquidity.

Except for each Tax Free Fund’s 80% policy, discussed below, each fund’s investment objective(s) and strategies may be changed without shareholder approval.

Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and interests in municipal obligations (“municipal securities”) that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income taxes and/or the AMT.

Under normal market conditions, California Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and California personal income taxes (“California municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or California state personal income taxes.

Under normal market conditions, Connecticut Municipal Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and Connecticut personal income taxes (“Connecticut municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or Connecticut state personal income taxes.

Under normal market conditions, New York Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, New York state and New York City personal income taxes (“New York municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or New York state and New York City personal income taxes.

Western Asset Money Market Funds	33

Credit quality

Each of Liquid Reserves and Government Money Market Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category, or if not rated, are determined by the subadviser to be of equivalent quality. Each Tax Free Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in one of the two highest short-term rating categories, or if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, a fund’s subadviser or Board of Trustees (the “Board”) (where required by applicable regulations) will decide whether the security should be held or sold.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, each fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, a fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities, including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments — each fund other than Government Money Market Fund

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Municipal securities — each fund other than Government Money Market Fund

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

California municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

34	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Connecticut municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

New York municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper ,municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Each Tax Free Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically sold at a discount, as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while bonds have a maturity of over ten years and pay interest semi-annually. Because U.S. Treasury obligations are considered to have very low credit risk, they typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal

Western Asset Money Market Funds	35

National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments—each fund other than Government Money Market Fund

Each fund other than Government Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than Government Money Market Fund

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Banking industry concentration — each fund other than Government Money Market Fund

Each fund other than Government Money Market Fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation or the issuing financial institution has more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

36	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although a fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Each Tax Free Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing in any type of high quality taxable money market instruments or cash without regard to any percentage limitations.

Each fund may hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the portfolio managers:

•	Use fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

Western Asset Money Market Funds	37

•	Measure the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measure the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to the Tax Free Funds, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure

Liquid Reserves and Tax Free Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each of these funds in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Liquid Reserves or Tax Free Reserves, respectively.

Government Money Market Fund, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future rather than investing directly in securities.

More on risks of investing in the funds

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. Each of Liquid Reserves and Government Money Market Fund invests exclusively in securities that are rated by one or more rating agencies, when the fund buys them, in the highest short-term rating category or, if not rated, are, in the subadviser’s opinion, of comparable quality. Each Tax Free Fund invests exclusively in securities that are rated, when the fund buys them, in the two highest short-term rating categories or, if not rated, are, in the subadviser’s opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund.

38	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in a fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, a fund may incur expenses to protect the fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, a fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these new regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security in which Liquid Reserves and the Tax Free Funds invest depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by a fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of a fund.

Risks associated with focusing on investments in municipal securities of one state. California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may suffer more than a national fund from adverse events affecting California municipal issuers, Connecticut municipal issuers and New York municipal issuers, respectively. National economic conditions have contributed to a slowdown of the California, Connecticut and New York economies. The foregoing and other factors may result in losses to each fund. In addition, if California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund or New York Tax Free Money Market Fund has difficulty finding high quality California municipal securities, Connecticut municipal securities or New York municipal securities to purchase, respectively, the amount of the fund’s income that is subject to California, Connecticut or New York taxes, as applicable, could increase.

Risks associated with focusing on investments in California municipal securities. California is in a severe economic recession. California has suffered job losses, an increase in foreclosures, a drop in housing prices

Western Asset Money Market Funds	39

and a severe contraction in new housing construction. State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. Issuers and guarantors of California municipal securities may experience a reduction in revenues as a result of these conditions. Furthermore, local municipal issuers in California often are dependent on the state government for a portion of their revenues. These and other factors may affect adversely the ability of the issuers of California municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of California may be found in the SAI.

Risks associated with focusing on investments in Connecticut municipal securities. Connecticut is facing fiscal and economic challenges brought on by the recession. The state may experience a budget deficit in the current fiscal year and in subsequent periods if deficit mitigation efforts are unsuccessful. Additionally, the state’s unemployment rate continues to increase, which could contribute to reduced state tax revenues. These and other factors may affect adversely the ability of the issuers of Connecticut municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of Connecticut may be found in the SAI.

Risks associated with focusing on investments in New York municipal securities. The national economic downturn has had a severe and negative impact on the State and on the City of New York, the heart of the financial services industry. State and local governments are expected to continue to experience a decline in revenues as depressed employment and wages, as well as volatility in credit and equity markets, threaten to lower collections of state and local income taxes, and as credit market conditions and rising debt default rates depress real estate activity and reduce government revenues associated with high-value commercial sector real estate transactions. These and other factors may affect adversely the ability of the issuers of New York municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of New York may be found in the SAI.

Risks associated with concentration in the banking industry. Each fund other than Government Money Market Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by a fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign securities risk.

Foreign securities risk (each fund other than Government Money Market Fund). Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by a fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as a fund.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

40	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on a Tax Free Fund’s municipal securities will remain exempt from regular federal income taxes, the federal alternative minimum tax or the applicable state and city, if any, personal income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Each Tax Free Fund purchases municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax, and, as applicable, the federal alternative minimum tax, and state and city, if any, personal income taxes. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) or state taxing authorities will agree with bond counsel’s opinion. If the IRS or a state taxing authority determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by a fund.

Some of a Tax Free Fund’s income distributions may be subject to regular federal income tax, the federal alternative minimum tax or applicable state and city, if any, personal income taxes, and distributions of any capital gains generally will be subject to regular federal income tax and applicable state and city, if any, personal income taxes. In addition, distributions of Tax Free Reserves’ income and capital gains will generally be subject to state and local income taxes. Distributions of California Tax Free Money Market Fund’s, Connecticut Municipal Money Market Fund’s and New York Tax Free Money Market Fund’s income and capital gains will generally be subject to state and local taxes for investors that reside in states other than California, Connecticut and New York, respectively.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to a fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in a fund with the expectation that any such action will be taken.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

Western Asset Money Market Funds	41

More on fund management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2010, LMPFA’s total assets under management were approximately $188.6 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $469.4 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2010, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $673.5 billion.

Management fee

Each fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.450% on assets up to and including $1 billion; 0.425% on assets over $1 billion, up to and including $2 billion; 0.400% on assets over $2 billion, up to and including $5 billion; 0.375% on assets over $5 billion, up to and including $10 billion; and 0.350% on assets over $10 billion.

For the fiscal year ended August 31, 2010, each fund paid LMPFA a management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Liquid Reserves	0.10
Government Money Market Fund	0.16
Tax Free Reserves	0.14
California Tax Free Money Market Fund	0.00
Connecticut Municipal Money Market Fund	0.09
New York Tax Free Money Market Fund	0.00

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 28, 2010.

42	Western Asset Money Market Funds

More on fund management cont’d

Expense limitation

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for a class are not expected to exceed the following amounts of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Liquid Reserves—Class A	0.60
Government Money Market Fund—Class A	0.60
Tax Free Reserves—Class A	0.60
California Tax Free Money Market Fund—Class A	0.60
Connecticut Municipal Money Market Fund—Class A	0.60
New York Tax Free Money Market Fund—Class A	0.60
Liquid Reserves—Classes B and C	1.10
Tax Free Reserves—Classes B and C	1.10
Government Money Market Fund—Class I	0.50
Connecticut Municipal Money Market Fund—Class I	0.50

With respect to each fund, the arrangement is expected to continue until December 31, 2012, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is also permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Class A shares and up to 0.50% for Class B and Class C shares. Class I shares are not subject to any distribution and/or service fees. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	43

Choosing a class of shares to buy

Individual investors can generally invest in Class A shares of each fund. Class B and Class C shares may only be obtained by individual investors through exchange and may be subject to the contingent deferred sales charge of the fund that you originally purchased, up to a maximum of 5.00% for Class B shares and up to a maximum of 1.00% for Class C shares. Individual investors who held Class I shares prior to November 20, 2006, may continue to invest in Class I shares. Institutional and Retirement Plan Investors and Clients of Financial Intermediaries should refer to “Retirement and Institutional Investors – eligible investors” below for a description of the classes available to them.

Each class has different expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider the expenses paid by each class detailed in the fee table and example at the front of this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

•	Directly from the funds

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

The funds offer one or more other share classes in addition to those offered in this Prospectus. Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website.

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

44	Western Asset Money Market Funds

Comparing the funds’ classes

The following table compares key features of the funds’ classes offered in this Prospectus. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	•No initial sales charge •No contingent deferred sales charge, except if acquired through exchange •Generally lower annual expenses than Class B and Class C	None[2]	None, although if acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares, which could be up to 1.00%. There is no contingent deferred sales charge after 1 year	0.10% of average daily net assets	Class A shares of funds sold by the distributor
Class B

•Available to individual investors only through exchange from another fund

•No initial sales charge

•No contingent deferred sales charge, except if acquired through exchange

•Converts to Class A after approximately 8 years

•Generally higher annual expenses than Class A

		None	None, although if acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares, which could be up to 5.00%. This charge is reduced over time and there is no contingent deferred sales charge after 5 years; waived for certain investors	0.50% of average daily net assets	Class B shares of funds sold by the distributor
Class C

•Available to individual investors only through exchange from another fund

•No initial sales charge

•No contingent deferred sales charge, except if acquired through exchange

•Generally does not convert to Class A

•Generally higher annual expenses than Class A

		None	None, although if acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares, which could be up to 1.00%. There is no contingent deferred sales charge after 1 year; waived for certain investors	0.50% of average daily net assets	Class C shares of funds sold by the distributor

Western Asset Money Market Funds	45

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class I

•No initial sales charge

•No contingent deferred sales charge

•Only offered to Institutional Investors, Clients of Eligible Financial Intermediaries and other eligible investors

•Generally lower annual expenses than Class A, Class B and Class C

		None	None	None	Class I shares of funds sold by the distributor

[1]	Ask your Service Agent about the funds available for exchange.
[2]	Initial sales charges may apply if you exchange shares of a fund for shares of another fund sold by the distributor.

46	Western Asset Money Market Funds

Sales charges

Class A shares

You buy Class A shares at net asset value with no initial sales charge. If Class A shares acquired by exchange from another fund sold by the distributor are subject to a contingent deferred sales charge, the original contingent deferred sales charge up to 1.00% will apply to these shares if you redeem any of these shares within twelve months of the date you purchased shares of the original fund. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.10% of the average daily net assets represented by the Class A shares serviced by them.

Class B shares

You buy Class B shares, which are available to individual investors only through exchanges of Class B shares of other funds sold by the distributor, at net asset value without paying an initial sales charge. However, with respect to shares purchased through exchange, if you redeem your Class B shares within five years of your purchase payment, you will pay a contingent deferred sales charge based on the schedule of the fund that you originally purchased. The contingent deferred sales charge decreases as the number of years since your purchase payment increases.

Year after Purchase (%)	1st	2nd	3rd	4th	5th	6th through 8th
Contingent deferred sales charge	Up to 5.00	4.00	3.00	2.00	1.00	0

LMIS generally will pay Service Agents selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell, and LMIS will retain the contingent deferred sales charges on the fund you originally purchased. Service Agents receive an annual distribution and/or service fee of up to 0.50% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: at initial purchase	Shares issued: on reinvestment of dividends and distributions	Shares issued: upon exchange from another fund sold by LMIS
Approximately 8 years after the date of purchase	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares

You buy Class C shares, which are available to individual investors only through exchanges of Class C shares of other funds sold by the distributor, at net asset value without paying an initial sales charge. However, with respect to shares purchased through exchange, if you redeem your Class C shares within one year of your purchase payment, you will pay a contingent deferred sales charge based on the schedule of the fund that you originally purchased up to 1.00%.

Service Agents receive an annual fee of up to 0.10% of the average daily net assets represented by the Class C shares serviced by them.

Class I shares

You buy Class I shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Western Asset Money Market Funds	47

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a retirement plan

•	For retirement plans with omnibus accounts held on the books of a fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, and click on the name of the fund.

48	Western Asset Money Market Funds

Retirement and Institutional Investors — eligible investors

Retirement Plans with omnibus accounts

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally choose among two classes of shares: Class A and Class C.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

As of November 20, 2006, Class B shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund. However, Retirement Plans that held Class B shares prior to that date will continue to be permitted to make additional investments in that class.

Other Retirement Plans

Other Retirement Plan investors can generally choose among three classes of shares: Class A, Class B and Class C shares. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the funds that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose among these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A and Class I shares.

Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A, Class B and Class C shares, each of which have different investment minimums, fees and expenses.

Class I shares

Class I shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries, and other investors as authorized by LMIS. However, any investor that held Class I shares prior to November 20, 2006 is permitted to make additional investments in Class I shares.

Western Asset Money Market Funds	49

Class A — Retirement Plans

Retirement Plans with omnibus accounts held on the books of a fund may purchase Class A shares through programs sponsored by financial intermediaries.

Class B — Retirement Plans

Class B shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund. However, certain Retirement Plans that held Class B shares prior to November 20, 2006 are permitted to make additional investments in that class.

Class C — Retirement Plans

LMIS pays Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund an annual distribution and/or service fee of up to 0.10% of the average daily net assets represented by the Class C shares serviced by them.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will remain eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please read the SAI for more details.

Other considerations

Financial intermediaries may choose to impose qualification requirements for plans that differ from a fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution fees than otherwise would have been charged. A fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Please consult with your financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes, please contact your Service Agent for additional details.

50	Western Asset Money Market Funds

Buying shares

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•Name of fund being bought

•Class of shares being bought

•Dollar amount or number of shares being bought

•Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 or 1-212-857-8181 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the funds as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

Enclose a check to pay for the shares, or arrange for the wiring of federal funds by calling the funds at 1-877-721-1926 or 1-212-857-8181.

Orders received by telephone after the time at which a fund calculates its net asset value on a day will not be processed and the investor must resubmit the order on the fund’s next business day.

Effectiveness of purchase orders

Purchase orders for shares of a fund become effective after your order and the purchase price in federal funds or other immediately available funds are received in proper order by the fund. Orders must be received before the fund calculates its net asset value on a day (normally 4:00 p.m. (Eastern time) for Liquid Reserves and 12:00 noon (Eastern time) for Government Money Market Fund and the Tax Free Funds) that the fund is open for business. If received after the fund calculates its net asset value, your order (except for telephonic orders made directly with a fund, which must be resubmitted) will be effective on the following fund business day at the time the fund calculates its net asset value.

If you pay by check, your purchase order for shares becomes effective on the fund business day following receipt at the time the fund calculates its net asset value on that day.

Western Asset Money Market Funds	51

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•If you do not have sufficient funds in your account on a transfer date, your Service Agent or the funds’ agents may charge you a fee

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

52	Western Asset Money Market Funds

Exchanging shares

Generally	You may exchange shares of a fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business.
Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•If you are the customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-212-857-8181

•Exchanges may be made only between accounts that have identical registrations

•Not all funds offer all classes

•Some funds are offered only in a limited number of states. Your Service Agent or the funds will provide information about the funds offered in your state

•Remember that an exchange is normally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

•The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•Your shares may be subject to an initial sales charge at the time of the exchange

•Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•For Class A, Class B and Class C share exchanges, you will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

•Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Western Asset Money Market Funds	53

Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of a fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

54	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181 to redeem shares of a fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time (normally 4:00 p.m. (Eastern time) for Liquid Reserves and 12:00 noon (Eastern time) for Government Money Market Fund and the Tax Free Funds) that a fund calculates its net asset value on any day the fund is open for business, your sale or redemption proceeds normally will be sent that day (the next day in the case of Government Money Market Fund), but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur transaction costs converting the securities into cash.

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Western Asset Money Market Funds	55

Your written request must provide the following:

•The fund name, the class of shares being redeemed and your account number

•The dollar amount or number of shares being redeemed

•Signature of each owner exactly as the account is registered

•Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.

Please have the following information ready when you place your redemption request:

•Name of fund being redeemed

•Class of shares being redeemed

•Account number

If you hold your shares directly with a fund and your telephonic redemption request is submitted after the fund calculates its net asset value, your request will not be accepted and you must resubmit your request on the next business day.

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of a fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50.

The following conditions apply:

•Your shares must not be represented by certificates

•Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•You must elect to have all dividends and distributions reinvested

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

56	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption or exchange orders by telephone. In that case, shareholders should consider using a fund’s other redemption and exchange procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Money Market Funds	57

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

The Boards of the non-money market funds sold by the distributor have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds and that may apply to exchanges from or into the funds described in this Prospectus. If you plan to exchange your money market shares for shares of another fund sold by the distributor, please read the prospectus of that other fund.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

58	Western Asset Money Market Funds

Dividends, distributions and taxes

Dividends

Each fund calculates its net income each business day when it calculates its net asset value and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Liquid Reserves or Government Money Market Fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Liquid Reserves and Government Money Market Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and that, as a result, most of the fund’s dividends to you will not be subject to federal income tax. However, each Tax Free Fund may invest from time to time in taxable securities, and certain fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by the Tax Free Funds on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. The Tax Free Funds do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in a Tax Free Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in a Tax Free Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

California Tax Free Money Market Fund: The fund expects that as long as the fund meets certain requirements, including that at least 50% of the value of the fund’s assets consists of certain qualifying California municipal obligations, shareholders of the fund will be able to exclude from income, for California personal income tax purposes, dividends received from the fund which are derived from interest (less related expenses) from such California municipal obligations of the fund. The foregoing description is a general,

Western Asset Money Market Funds	59

abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

Connecticut Municipal Money Market Fund: The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of U.S. territories or possessions and their political subdivisions. Capital-gain dividends derived from Connecticut municipal obligations (but not capital gain dividends derived from obligations of U.S. territories or possessions and their political subdivisions) also are excluded from this tax.

Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations or on obligations issued by the governments of U.S. territories or possessions and their political subdivisions, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

New York Tax Free Money Market Fund: The fund expects that, to the extent that dividends received from the fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York state and New York City personal income tax purposes. Dividends from the fund are not excluded in determining New York state or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on banking corporations).

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from the Tax Free Funds are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

60	Western Asset Money Market Funds

Share price/Fund business days

You may buy, exchange or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Liquid Reserves normally closes for business and calculates its NAV at 4:00 p.m. (Eastern time). Each of the Tax Free Funds and Government Money Market Fund normally closes for business and calculates its NAV at 12:00 noon (Eastern time). On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and calculate its NAV as of the time of its early close.

For Liquid Reserves only: When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and calculate its NAV at such time the NYSE closes. For calendar year 2011, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on November 25, 2011.

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-212-857-8181 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Money Market Funds	61

Financial highlights

The financial highlights tables are intended to help you understand the performance of each fund’s Class A, Class B, Class C and Class I shares, as applicable, for the periods indicated. Financial highlights are shown for Class N shares, a class that is invested in the same portfolio of securities as Class A, Class B, and Class C shares, as applicable, in place of financial highlights for Class A shares of Western Asset California Tax Free Money Market Fund and Western Asset New York Tax Free Money Market Fund and for Class C shares of Western Asset Liquid Reserves and Western Asset Tax Free Reserves, as no shares of these classes were outstanding during the periods shown. The returns for Class A, Class B and Class C shares will differ from those of Class N shares to the extent that their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ and the predecessor funds’ financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in each fund’s annual report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of each fund’s predecessor.

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Liquid Reserves — Class A Shares	2010[1]
Net asset value, beginning of period	$1.000
Income from operations:
Net investment income[2]	0.000
Net realized gain[2]	0.000
Total income from operations[2]	0.000
Less distributions from:
Net investment income[2]	(0.000)
Total distributions[2]	(0.000)
Net asset value, end of period	$1.000
Total return[3,4]	0.00%
Net assets, end of period (000s)	$6,290
Ratios to average net assets:
Gross expenses[5,6]	0.59%
Net expenses[5,6,7,8,9]	0.42
Net investment income[5]	0.01

[1]	For the period August 16, 2010 (inception date) to August 31, 2010.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

62	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Liquid Reserves — Class B Shares	2010[1]
Net asset value, beginning of period	$1.000
Income from operations:
Net investment income[2]	0.000
Net realized gain[2]	0.000
Total income from operations[2]	0.000
Less distributions from:
Net investment income[2]	(0.000)
Total distributions[2]	(0.000)
Net asset value, end of period	$1.000
Total return[3,4]	0.00%
Net assets, end of period (000s)	$655
Ratios to average net assets:
Gross expenses[5,6]	0.99%
Net expenses[5,6,7,8,9]	0.42
Net investment income[5]	0.01

[1]	For the period August 17, 2010 (inception date) to August 31, 2010.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.10% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	63

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Liquid Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.010	0.033	0.047	0.038
Net realized and unrealized gain (loss)[1]	0.000		0.000	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.010	0.033	0.047	0.038
Less distributions from:
Net investment income	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Total distributions	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.96%[3]	3.39%[3]	4.77%	3.90%
Net assets, end of year (millions)	$668		$767	$1,228	$1,283	$1,406
Ratios to average net assets:
Gross expenses[4,5]	0.81%[6]		0.80%[6]	0.75%	0.76%[7]	0.82%
Net expenses[4,8,9]	0.36	[6,10]	0.72 [6,10]	0.68	0.70 [7]	0.69
Net investment income	0.01		1.05	3.35	4.67	3.82

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements, related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.77%, 0.79%, 0.74%, 0.74% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.80% and 0.35%, respectively, for the year ended August 31, 2010 and 0.75% and 0.67%, for the year ended August 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.69%, respectively.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

64	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Government Money Market Fund — Class A Shares[1,2]	2010		2009[3]		2008[4]		2007[4]	2006[4,5]	2005[4,5]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[6]	0.002		0.022		0.046	0.044	0.027
Net realized gain (loss)[6]	(0.000)		(0.000)		0.000		(0.000)	0.000	0.000
Proceeds from settlement of a regulatory matter	0.001		—		—		—	—	—
Total income from operations	0.001		0.002		0.022		0.046	0.044	0.027
Less distributions from:
Net investment income	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net realized gains	—		—		(0.000)	[6]	—	—	(0.000) [6]
Total distributions	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return[7]	0.05%[8]		0.24%		2.24%		4.69%	4.45%	2.69%
Net assets, end of year (billions)	$5		$7		$8		$6	$3	$2
Ratios to average net assets:
Gross expenses	0.55%[9]		0.56%[9,10]		0.53%[9]		0.55%	0.57%[11]	0.59%
Net expenses[12,13]	0.30	[9,14,15]	0.55	[9,10,14,15]	0.53	[9]	0.55	0.55 [11,14]	0.59
Net investment income	0.01		0.37	[10]	2.16		4.53	4.37	2.63

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same.

[9]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[10]	Annualized.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70%.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	65

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Government Money Market Fund — Class I Shares[1]	2010[2]
Net asset value, beginning of year	$1.000
Income from operations:
Net investment income[3]	0.000
Net realized gain[3]	0.000
Total income from operations	0.000
Less distributions from:
Net Investment Income[3]	(0.000)
Total distributions[3]	(0.000)
Net asset value, end of year	$1.000
Total return[4,5]	0.00%
Net assets, end of year (millions)	$1
Ratios to average net assets:
Gross expenses[6]	0.46%
Net expenses[6,7,8,9]	0.25
Net investment income[6]	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2010 (inception date) to August 31, 2010.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.50% until December 31, 2011.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

66	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Tax Free Reserves — Class A Shares	2010[1]
Net asset value, beginning of year	$1.000
Income from operations:
Net investment income[2]	0.000
Net realized gain[2]	0.000
Total income from operations[2]	0.000
Less distributions from:
Net investment income[2]	(0.000)
Total distributions[2]	(0.000)
Net asset value, end of year	$1.000
Total return[3,4]	0.00%
Net assets, end of year (000s)	$75
Ratios to average net assets:
Gross expenses[5,6]	0.69%
Net expenses[5,6,7,8,9]	0.38
Net investment income[5]	0.02

[1]	For the period August 17, 2010 (inception date) to August 31, 2010.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	67

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Tax Free Reserves — Class B Shares	2010[1]
Net asset value, beginning of year	$1.000
Income from operations:
Net investment income[2]	0.000
Net realized gain[2]	0.000
Total income from operations[2]	0.000
Less distributions from:
Net investment income[2]	(0.000)
Total distributions[2]	(0.000)
Net asset value, end of year	$1.000
Total return[3,4]	0.00%
Net assets, end of year (000s)	$47
Ratios to average net assets:
Gross expenses[5,6]	1.09%
Net expenses[5,6,7,8,9]	0.39
Net investment income[5]	0.01

[1]	For the period August 19, 2010 (inception date) to August 31, 2010.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.10% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

68	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Tax Free Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.007	0.020	0.030	0.025
Net realized gain (loss)[1]	0.000		(0.000)	0.000	0.000	(0.000)
Total income from operations	0.000	[1]	0.007	0.020	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Total distributions	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.72%	2.03%	3.04%	2.54%
Net assets, end of year (000s)	$192,418		$232,108	$405,696	$373,870	$380,045
Ratios to average net assets:
Gross expenses[3,4]	0.82%[5]		0.83%[5]	0.76%	0.80%[6]	0.85%
Net expenses[3,7,8]	0.32	[5,9]	0.65 [5,9]	0.65	0.66 [6]	0.65
Net investment income	0.01		0.78	2.00	3.00	2.50

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.79%, 0.82%, 0.76%, 0.78% and 0.80% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.81% and 0.31%, respectively, for the year ended August 31, 2010 and the gross and net expense ratios would have been 0.79% and 0.61%, respectively, for the year ended August 31, 2009.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.65%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	69

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset California Tax Free Money Market Fund — Class N Shares	2010		2009		2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.005		0.019		0.029		0.024
Net realized gain	—		0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]
Total income from operations	0.000	[1]	0.005		0.019		0.029		0.024
Less distributions from:
Net investment income	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net realized gains	(0.000)	[1]	—		(0.000)	[1]	(0.000)	[1]	(0.000)	[1]
Total distributions	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[2]	0.03%		0.53%		1.92%		2.94%		2.48%
Net assets, end of year (000s)	$114,820		$117,699		$233,642		$263,000		$277,501
Ratios to average net assets:
Gross expenses[4]	0.85%[3]		0.86%[3]		0.78%		0.79%[5]		0.83%
Net expenses[6,7,8]	0.29	[3,9]	0.63	[3,9]	0.65		0.65	[5]	0.65
Net investment income	0.01		0.64		1.96		2.90		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.84% and 0.28%, respectively, for the year ended August 31, 2010 and 0.81% and 0.59%, respectively, for the year ended August 31, 2009.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.80%, 0.85%, 0.77%, 0.77% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.78% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

70	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Connecticut Municipal Money Market Fund — Class A Shares	2010		2009	2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000	$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.006	0.020		0.030		0.025
Net realized gain	—		—	0.000	[1]	0.000	[1]	0.000 [1]
Total income from operations	0.000	[1]	0.006	0.020		0.030		0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.006)	(0.020)		(0.030)		(0.025)
Net realized gains	—		—	(0.000)	[1]	(0.000)	[1]	—
Total distributions	(0.000)	[1]	(0.006)	(0.020)		(0.030)		(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000		$1.000		$1.000
Total return[2]	0.01%		0.57%	2.05%		3.01%		2.50%
Net assets, end of year (000s)	$138,605		$134,674	$261,958		$224,181		$179,301
Ratios to average net assets:
Gross expenses[3]	0.70%[4]		0.68%[4]	0.61%		0.65%[5]		0.67%
Net expenses[6,7,8]	0.31	[4,9]	0.62 [4,9]	0.60		0.61	[5]	0.61
Net investment income	0.01		0.69	1.95		2.97		2.49

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.67%, 0.68%, 0.60%, 0.63% and 0.62% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.69% and 0.30% for the year ended August 31, 2010, respectively, and 0.63% and 0.57% for the year ended August 31, 2009, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.65% and 0.61%, respectively.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.65% through May 30, 2010. Effective May 31, 2010, the expense limitation will not exceed 0.60% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	71

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Connecticut Municipal Money Market Fund — Class I Shares	2010		2009	2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000	$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.006	0.022		0.031		0.026
Net realized gain	—		—	0.000	[1]	0.000	[1]	0.000 [1]
Total income from operations	0.000	[1]	0.006	0.022		0.031		0.026
Less distributions from:
Net investment income	(0.000)	[1]	(0.006)	(0.022)		(0.031)		(0.026)
Net realized gains	—		—	(0.000)	[1]	(0.000)	[1]	—
Total distributions	(0.000)	[1]	(0.006)	(0.022)		(0.031)		(0.026)
Net asset value, end of year	$1.000		$1.000	$1.000		$1.000		$1.000
Total return[2]	0.01%		0.64%	2.18%		3.12%		2.61%
Net assets, end of year (000s)	$13,953		$21,153	$44,712		$32,402		$36,339
Ratios to average net assets:
Gross expenses[3]	0.65%[4]		0.60%[4]	0.49%		0.56%[5]		0.57%
Net expenses[6,7,8]	0.31	[4,9]	0.54 [4,9]	0.48		0.51	[5]	0.50
Net investment income	0.01		0.81	2.07		3.07		2.58

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.62%, 0.59%, 0.48%, 0.54% and 0.51% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.63% and 0.29% for the year ended August 31, 2010, respectively, and 0.53% and 0.47% for the year ended August 31, 2009, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.51%, respectively.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.55% through May 30, 2010. Effective May 31, 2010, the expense limitation will not exceed 0.50% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

72	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset New York Tax Free Money Market Fund — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.006	0.019	0.030	0.025
Net realized gain (loss)[1]	(0.000)		(0.000)	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.006	0.019	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net realized gains	—		—	(0.000) [1]	—	(0.000) [1]
Total distributions	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.64%	1.95%	3.01%	2.52%
Net assets, end of year (000s)	$516,823		$528,160	$982,856	$1,002,749	$970,321
Ratios to average net assets:
Gross expenses[4]	0.80%[3]		0.80%[3]	0.74%	0.76%[5]	0.79%
Net expenses[6,7,8]	0.28	[3,9]	0.64 [3,9]	0.65	0.65 [5]	0.65
Net investment income	0.01		0.78	1.92	2.97	2.49

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27% for the year ended August 31, 2010, respectively, and 0.75% and 0.59% for the year ended August 31, 2009, respectively.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.76%, 0.79%, 0.73%, 0.74% and 0.75% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker/dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus.]

Western Asset

Liquid Reserves

Class A, Class B and Class C

Western Asset

Government Money Market Fund

Class A and Class I

Western Asset

Tax Free Reserves

Class A, Class B and Class C

Western Asset

California Tax Free Money Market Fund

Class A

Western Asset

Connecticut Municipal Money Market Fund

Class A and Class I

Western Asset

New York Tax Free Money Market Fund

Class A

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-212-857-8181, or by writing to the funds at 55 Water Street, New York, New York 10041.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-04052)

WASX013048ST 12/10

December 31, 2010

Prospectus

Western Asset

Liquid Reserves

Class: Ticker Symbol

N:	CIRXX

Western Asset

U.S. Treasury Reserves

Class: Ticker Symbol

N:	CISXX

Western Asset

Government Money Market Fund

Class: Ticker Symbol

N:	LGMXX

Western Asset

Tax Free Reserves

Class: Ticker Symbol

N:	CIXXX

Western Asset

California Tax Free Money Market Fund

Class: Ticker Symbol

N:	CFAXX

Western Asset

Connecticut Municipal Money Market Fund

Class: Ticker Symbol

N:	CFNXX

Western Asset

New York Tax Free Money Market Fund

Class: Ticker Symbol

N:	CIYXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses[1]	0.76
Fees forgone and/or expenses reimbursed[2]	(0.01)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.75

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	241	421	942

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

4	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the

Western Asset Money Market Funds	5

expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns of Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 1.53 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.28	2.90	2.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 4:00 p.m. (Eastern time), but may close earlier under certain circumstances. The fund closes for business early (normally 1:00 p.m. (Eastern time)) on days when the New York Stock Exchange closes early on a business day prior to or after a national holiday. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Western Asset Money Market Funds	7

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

8	Western Asset Money Market Funds

Western Asset U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.76
Fees forgone and/or expenses reimbursed[1]	(0.01)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.75

[1]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	241	421	942

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Western Asset Money Market Funds	9

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

10	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns of Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 1.42 Worst quarter (06/30/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.01	2.26	2.20

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 2:00 p.m. (Eastern time), but may close earlier under certain circumstances. When the Securities Industry and Financial Markets Association recommends an early close to the bond markets on a business day prior to or after a day on which a national holiday is celebrated, the fund will close for business at 12:00 noon (Eastern time) on that day. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Western Asset Money Market Funds	11

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

12	Western Asset Money Market Funds

Western Asset Government Money Market Fund

Investment objective

The fund seeks maximum current income and preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.41
Distribution and service (12b-1) fees	0.25
Other expenses[1]	0.03
Total annual fund operating expenses	0.69

[1]	“Other expenses” for Class N shares are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	70	221	384	859

Western Asset Money Market Funds	13

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasury securities and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. The fund invests only in U.S. government securities and related repurchase agreements. However, government securities held by the fund are not necessarily backed by the full faith and credit of the U.S. government. The fund will be subject to the risk that the issuer or obligor for those securities or a counterparty to a repurchase agreement with the fund may default or its credit may be downgraded.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

14	Western Asset Money Market Funds

Certain risks cont’d

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares, a class of the fund that is invested in the same portfolio of securities as Class N shares. The table shows the average annual total returns of Class A shares. No performance information is presented for Class N shares because there were no Class N shares outstanding during the calendar years shown. Because it is anticipated that Class N shares will have higher expenses than Class A shares, the performance of Class N shares would have been lower than that shown for Class A shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2000): 1.52 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.05

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class A	0.24	2.85	2.64

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements with respect to Class N shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds normally will be sent one business day after your request is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or, if you hold your shares through the fund, contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

16	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	17

Western Asset Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.08
Total annual fund operating expenses[1]	0.78
Fees forgone and/or expenses reimbursed[2]	(0.03)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.75

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program, which terminated on September 18, 2009.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	244	428	961

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

18	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal taxes and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the

Western Asset Money Market Funds	19

fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

20	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.94 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.10	1.88	1.73

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Western Asset Money Market Funds	21

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

22	Western Asset Money Market Funds

Western Asset California Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.09
Total annual fund operating expenses[1]	0.79
Fees forgone and/or expenses reimbursed[2]	(0.04)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.75

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	245	431	970

Western Asset Money Market Funds	23

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California personal income taxes. These municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in California municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or California state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield

24	Western Asset Money Market Funds

Certain risks cont’d

may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or California state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. California has been experiencing a significant deterioration in its economic base leading to a severe fiscal crisis. California’s economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	25

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.84 Worst quarter (09/30/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.07	1.77	1.59

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and California personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

26	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	27

Western Asset Connecticut Municipal Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.12
Total annual fund operating expenses[1]	0.82
Fees forgone and/or expenses reimbursed[2]	(0.07)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	0.75

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program, which terminated on September 18, 2009.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	248	442	1,001

28	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. These municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in Connecticut municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or Connecticut state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s

Western Asset Money Market Funds	29

income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or Connecticut personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in Connecticut municipal securities. The fund focuses its investments on Connecticut municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Connecticut municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

30	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 0.87 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.05	1.83	1.63

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and Connecticut personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Western Asset Money Market Funds	31

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

32	Western Asset Money Market Funds

Western Asset New York Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses[1]	0.75

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class N	77	240	417	930

Western Asset Money Market Funds	33

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and New York state and New York City personal income taxes. These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or New York state and New York City personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s

34	Western Asset Money Market Funds

Certain risks cont’d

income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or New York state and New York City personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in New York municipal securities. The fund focuses its investments on New York municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting New York municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	35

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 0.92 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.08	1.83	1.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and New York state and New York City personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

36	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	37

More on the funds’ investment strategies, investments and risks

Western Asset Liquid Reserves was formerly known as Western Asset / CitiSM Liquid Reserves. Western Asset U.S. Treasury Reserves was formerly known as Western Asset / CitiSM U.S. Treasury Reserves. Western Asset Tax Free Reserves was formerly known as Western Asset / CitiSM Tax Free Reserves. Western Asset California Tax Free Money Market Fund was formerly known as Western Asset / CitiSM California Tax Free Reserves. Western Asset Connecticut Municipal Money Market Fund was formerly known as Western Asset / CitiSM Connecticut Tax Free Reserves. Western Asset New York Tax Free Money Market Fund was formerly known as Western Asset / CitiSM New York Tax Free Reserves.

Each fund named in this Prospectus is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Investment objectives

The investment objective of Western Asset Liquid Reserves (“Liquid Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset U.S. Treasury Reserves’ (“U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Government Money Market Fund’s (“Government Money Market Fund”) investment objective is to seek maximum current income and preservation of capital. Western Asset Tax Free Reserves’ (“Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset California Tax Free Money Market Fund’s (“California Tax Free Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Western Asset Connecticut Municipal Money Market Fund’s (“Connecticut Municipal Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Western Asset New York Tax Free Money Market Fund’s (“New York Tax Free Money Market Fund” and together with Tax Free Reserves, California Tax Free Money Market Fund and Connecticut Municipal Money Market Fund, the “Tax Free Funds”) investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes, preservation of capital and liquidity.

Except for each Tax Free Fund’s 80% policy, discussed below, each fund’s investment objective(s) and strategies may be changed without shareholder approval.

Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and interests in municipal obligations (“municipal securities”) that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income taxes and/or the AMT.

Under normal market conditions, California Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and California personal income taxes (“California municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or California state personal income taxes.

Under normal market conditions, Connecticut Municipal Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and Connecticut personal income taxes (“Connecticut municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or Connecticut state personal income taxes.

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More on the funds’ investment strategies, investments and risks cont’d

Under normal market conditions, New York Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, New York state and New York City personal income taxes (“New York municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or New York state and New York City personal income taxes.

Credit quality

Each of Liquid Reserves and Government Money Market Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category, or if not rated, are determined by the subadviser to be of equivalent quality. Each Tax Free Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in one of the two highest short-term rating categories, or if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, a fund’s subadviser or the Board of Trustees (the “Board”) (where required by applicable regulations) will decide whether the security should be held or sold.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, each fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, a fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities, including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Municipal securities — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and

Western Asset Money Market Funds	39

other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

California municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

Connecticut municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

New York municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Each Tax Free Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically sold at a discount, as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years, and pay interest semi-annually, while bonds have a maturity of over ten years and pay interest semi-annually. Because U.S. Treasury obligations are considered to have very low credit risk, they typically offer lower interest rates than other obligations.

U.S. government obligations — each fund other than U.S. Treasury Reserves

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include

40	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Each fund other than U.S. Treasury Reserves and Government Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Western Asset Money Market Funds	41

Banking industry concentration — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Each fund other than U.S. Treasury Reserves and Government Money Market Fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation or the issuing financial institution has more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements — each fund other than U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although a fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Each Tax Free Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing in any type of high quality taxable money market instruments or cash without regard to any percentage limitations.

U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser

42	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may hold cash uninvested with respect to some of its assets for a period of time.

Each fund may hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the portfolio managers:

•	Use fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measure the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measure the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk level

•

With respect to each Tax Free Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure

Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each of these funds in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it

Western Asset Money Market Funds	43

to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Liquid Reserves, U.S. Treasury Reserves or Tax Free Reserves, respectively. Government Money Market Fund, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future rather than investing directly in securities.

More on risks of investing in the funds

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. Each of Liquid Reserves and Government Money Market Fund invests exclusively in securities that are rated by one or more rating agencies, when the fund buys them, in the highest short-term rating category or, if not rated, are, in the subadviser’s opinion, of comparable quality. Each Tax Free Fund invests exclusively in securities that are rated, when the fund buys them, in the two highest short-term rating categories or, if not rated, are, in the subadviser’s opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in a fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, a fund may incur expenses to protect the fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, a fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these new regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

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More on the funds’ investment strategies, investments and risks cont’d

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security in which Liquid Reserves and the Tax Free Funds invest depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by a fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of a fund.

Risks associated with focusing on investments in municipal securities of one state. California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may suffer more than a national fund from adverse events affecting California municipal issues, Connecticut municipal issuers and New York municipal issuers, respectively. National economic conditions have contributed to a slowdown of the California, Connecticut and New York economies. The foregoing and other factors may result in losses to each fund. In addition, if California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund or New York Tax Free Money Market Fund has difficulty finding high quality California municipal securities, Connecticut municipal securities or New York municipal securities to purchase, respectively, the amount of the fund’s income that is subject to California, Connecticut or New York taxes, as applicable, could increase.

Risks associated with focusing on investments in California municipal securities. California is in a severe economic recession. California has suffered job losses, an increase in foreclosures, a drop in housing prices and a severe contraction in new housing construction. State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. Issuers and guarantors of California municipal securities may experience a reduction in revenues as a result of these conditions. Furthermore, local municipal issuers in California often are dependent on the state government for a portion of their revenues. These and other factors may affect adversely the ability of the issuers of California municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of California may be found in the SAI.

Risks associated with focusing on investments in Connecticut municipal securities. Connecticut is facing fiscal and economic challenges brought on by the recession. The state may experience a budget deficit in the current fiscal year and in subsequent periods if deficit mitigation efforts are unsuccessful. Additionally, the state’s unemployment rate continues to increase, which could contribute to reduced state tax revenues. These and other factors may affect adversely the ability of the issuers of Connecticut municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of Connecticut may be found in the SAI.

Risks associated with focusing on investments in New York municipal securities. The national economic downturn has had a severe and negative impact on the State and on the City of New York, the heart of the financial services industry. State and local governments are expected to continue to experience a decline in revenues as depressed employment and wages, as well as volatility in credit and equity markets, threaten to lower collections of state and local income taxes, and as credit market conditions and rising debt default rates depress real estate activity and reduce government revenues associated with high-value commercial sector real estate transactions. These and other factors may affect adversely the ability of the issuers of New York municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of New York may be found in the SAI.

Western Asset Money Market Funds	45

Risks associated with concentration in the banking industry. Each fund other than U.S. Treasury Reserves and Government Money Market Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by a fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign securities risk.

Foreign securities risk (each fund other than U.S. Treasury Reserves and Government Money Market Fund). Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by a fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as a fund.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on a Tax Free Fund’s municipal securities will remain exempt from regular federal income taxes, the federal alternative minimum tax or the applicable state and city, if any, personal income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Each Tax Free Fund purchases municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax, the federal alternative minimum tax, and applicable state and city, if any, personal income taxes. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) or state taxing authorities will agree with bond counsel’s opinion. If the IRS or a state taxing authority determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to regular federal income tax, the federal alternative minimum tax and/or the applicable state and city, if any, personal income taxes, possibly retroactively to the date the security was issued,

46	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

Some of a Tax Free Fund’s income distributions may be subject to regular federal income tax, the federal alternative minimum tax or applicable state and city, if any, personal income taxes, and distributions of any capital gains generally will be subject to regular federal income tax and applicable state and city, if any, personal income taxes. In addition, distributions of Tax Free Reserves’ income and capital gains will generally be subject to state and local income taxes. Distributions of California Tax Free Money Market Fund’s, Connecticut Municipal Money Market Fund’s and New York Tax Free Money Market Fund’s income and capital gains will generally be subject to state and local taxes for investors that reside in states other than California, Connecticut and New York, respectively.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to a fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in a fund with the expectation that any such action will be taken.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

Western Asset Money Market Funds	47

More on fund management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2010, LMPFA’s total assets under management were approximately $188.6 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $469.4 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2010, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $673.5 billion.

Management fee

Each fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.450% on assets up to and including $1 billion; 0.425% on assets over $1 billion, up to and including $2 billion; 0.400% on assets over $2 billion, up to and including $5 billion; 0.375% on assets over $5 billion, up to and including $10 billion; and 0.350% on assets over $10 billion.

For the fiscal year ended August 31, 2010, each fund paid LMPFA a management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Liquid Reserves	0.10
U.S. Treasury Reserves	0.10
Government Money Market Fund	0.16
Tax Free Reserves	0.14
California Tax Free Money Market Fund	0.00
Connecticut Municipal Money Market Fund	0.09
New York Tax Free Money Market Fund	0.00

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 28, 2010.

Expense limitation

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class N shares are not expected to exceed 0.75% of the class’ average daily net assets, subject to recapture as described below.

With respect to each fund, the arrangement is expected to continue until December 31, 2012, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is also permitted to recapture any such amounts forgone or reimbursed to the class

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More on fund management cont’d

during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class N shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	49

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below. The funds do not impose any minimum initial or subsequent investment requirements for Class N shares but your Service Agent may.

Each fund may offer one or more additional classes of shares. Only Class N shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

• Name of fund being bought

• Class of shares being bought

• Dollar amount or number of shares being bought

• Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to make arrangements to buy shares. If you are purchasing by wire, you must contact your Service Agent to arrange for the wiring of federal funds.
Through a fund

If you hold your shares in an account with a fund, contact the fund at 1-877-721-1926 or 1-212-857-8181 to make arrangements to buy shares.

• If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-212-857-8181 to arrange for the wiring of federal funds

• Orders received by telephone after the time at which a fund calculates its net asset value on a day will not be processed and the investor must resubmit the order the following day

• Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

50	Western Asset Money Market Funds

Buying shares cont’d

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

Enclose a check to pay for the shares.

Effectiveness of purchase orders

Purchase orders for shares of a fund become effective after your order and the purchase price in federal funds or other immediately available funds are received in proper order by the fund. Orders must be received before the fund calculates its net asset value on a day (normally 4:00 p.m. (Eastern time) in the case of Liquid Reserves, 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves, or 12:00 noon (Eastern time) in the case of the Tax Free Funds and Government Money Market Fund) that the fund is open for business. If received after the fund calculates its net asset value, your order (except for telephonic orders made directly with a fund, which must be resubmitted) will be effective on the following fund business day at the time the fund calculates its net asset value.

If you pay by check, your purchase order for shares becomes effective on the fund business day following receipt at the time the fund calculates its net asset value on that day.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	51

Exchanging shares

Generally	You may exchange shares of a fund for shares of the same class, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging shares are open for business.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•  If you are the customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-212-857-8181

•  Exchanges may be made only between accounts that have identical registrations

•  Remember that an exchange is normally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

•  The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

52	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if your hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181 to redeem shares of the fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time (normally 4:00 p.m. (Eastern time) in the case of Liquid Reserves, 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves, or 12:00 noon (Eastern time) in the case of the Tax Free Funds and Government Money Market Fund) that a fund calculates its net asset value on any day the fund is open for business, your redemption proceeds normally will be sent that day (the next business day in the case of Government Money Market Fund), but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur transaction costs converting the securities into cash.

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Western Asset Money Market Funds	53

Your written request must provide the following:

• The fund name, the class of shares being redeemed and your account number

• The dollar amount or number of shares being redeemed

• Signature of each owner exactly as the account is registered

• Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.

Please have the following information ready when you place your redemption request:

• Name of fund being redeemed

• Class of shares being redeemed

• Account number

If you hold your shares directly with a fund and your telephonic redemption request is submitted after the fund calculates its net asset value, your request will not be accepted and you must resubmit your request on the next business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

54	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption or exchange orders by telephone. Shareholders should contact their Service Agent.

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

For a redemption request to be in good order, you must include a signature guarantee if you:

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

Western Asset Money Market Funds	55

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

56	Western Asset Money Market Funds

Dividends, distributions and taxes

Dividends

Each fund calculates its net income each business day when it calculates its net asset value and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Liquid Reserves, U.S. Treasury Reserves or Government Money Market Fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Liquid Reserves, U.S. Treasury Reserves and Government Money Market Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and that, as a result, most of the fund’s dividends to you will not be subject to federal income tax. However, each Tax Free Fund may invest from time to time in taxable securities, and certain fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by the Tax Free Funds on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. The Tax Free Funds do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in a Tax Free Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in a Tax Free Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

California Tax Free Money Market Fund: The fund expects that as long as the fund meets certain requirements, including that at least 50% of the value of the fund’s assets consists of certain qualifying California municipal obligations, shareholders of the fund will be able to exclude from income, for California personal income tax purposes, dividends received from the fund which are derived from interest (less related expenses) from such California municipal obligations of the fund. The foregoing description is a

Western Asset Money Market Funds	57

general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

Connecticut Municipal Money Market Fund: The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of U.S. territories or possessions and their political subdivisions. Capital-gain dividends derived from Connecticut municipal obligations (but not capital gain dividends derived from obligations of U.S. territories or possessions and their political subdivisions) also are excluded from this tax.

Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations or on obligations issued by the governments of U.S. territories or possessions and their political subdivisions, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

New York Tax Free Money Market Fund: The fund expects that, to the extent that dividends received from the fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York state and New York City personal income tax purposes. Dividends from the fund are not excluded in determining New York state or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on banking corporations).

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from the Tax Free Funds are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

58	Western Asset Money Market Funds

Share price/Fund business days

You may buy, exchange or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Liquid Reserves normally closes for business and calculates its NAV at 4:00 p.m. (Eastern time). U.S. Treasury Reserves normally closes for business and calculates its NAV at 2:00 p.m. (Eastern time). Each of the Tax Free Funds and Government Money Market Fund normally closes for business and calculates its NAV at 12:00 noon (Eastern time). On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and calculate its NAV as of the time of its early close.

For Liquid Reserves only: When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and calculate its NAV at such time the NYSE closes. For calendar year 2011, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on November 25, 2011.

For U.S. Treasury Reserves only: When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, U.S. Treasury Reserves will close for business and calculate its NAV at 12:00 noon (Eastern time) on that day. For 2011, SIFMA recommends an early close of the bond markets on April 21, 2011, May 27, 2011, November 25, 2011, December 23, 2011 and December 30, 2011. The schedule may be changed by SIFMA due to market conditions.

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-212-857-8181 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Money Market Funds	59

Financial highlights

The financial highlights tables are intended to help you understand the performance of Class N shares (Class A shares in the case of Western Asset Government Money Market Fund because no Class N shares were outstanding during the periods shown) for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ and the predecessor funds’ financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in each fund’s annual report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of each fund’s predecessor.

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Liquid Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.010	0.033	0.047	0.038
Net realized and unrealized gain (loss)[1]	0.000		0.000	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.010	0.033	0.047	0.038
Less distributions from:
Net investment income	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Total distributions	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.96%[3]	3.39%[3]	4.77%	3.90%
Net assets, end of year (millions)	$668		$767	$1,228	$1,283	$1,406
Ratios to average net assets:
Gross expenses[4,5]	0.81%[6]		0.80%[6]	0.75%	0.76%[7]	0.82%
Net expenses[4,8,9]	0.36	[6,10]	0.72 [6,10]	0.68	0.70 [7]	0.69
Net investment income	0.01		1.05	3.35	4.67	3.82

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements, related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.77%, 0.79%, 0.74%, 0.74% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.80% and 0.35% for the year ended August 31, 2010, respectively, and 0.75% and 0.67% for the year ended August 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.69%, respectively.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

60	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset U.S. Treasury Reserves — Class N	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from operations:
Net investment income	0.000	[1]	0.001	0.020	0.042	0.035
Net realized gain[1]	0.000		0.000	0.000	0.000	0.000
Total income from operations	0.000	[1]	0.001	0.020	0.042	0.035
Less distributions from:
Net investment income	(0.000)	[1]	(0.001)	(0.020)	(0.042)	(0.035)
Net realized gains[1]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)
Total distributions	(0.000)	[1]	(0.001)	(0.020)	(0.042)	(0.035)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.15%	1.98%	4.33%	3.59%
Net assets, end of year (000s)	$1,072,280		$1,383,549	$1,208,974	$200,139	$260,752
Ratios to average net assets:
Gross expenses[3,4]	0.76%		0.74%[5]	0.75%	0.85%[6]	0.89%
Net expenses[3,7,8]	0.16	[9]	0.52 [5,9]	0.70	0.70 [6]	0.70
Net investment income	0.01		0.14	1.45	4.25	3.57

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratios would have been 0.76%, 0.74%, 0.75%, 0.81% and 0.83% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.50%, respectively.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.69%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	61

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Government Money Market Fund — Class A Shares[1,2]	2010		2009[3]		2008[4]		2007[4]	2006[4,5]	2005[4,5]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[6]	0.002		0.022		0.046	0.044	0.027
Net realized gain (loss)[6]	(0.000)		(0.000)		0.000		(0.000)	0.000	0.000
Proceeds from settlement of a regulatory matter	0.001		—		—		—	—	—
Total income from operations	0.001		0.002		0.022		0.046	0.044	0.027
Less distributions from:
Net investment income	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net realized gains	—		—		(0.000)	[6]	—	—	(0.000) [6]
Total distributions	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return[7]	0.05%[8]		0.24%		2.24%		4.69%	4.45%	2.69%
Net assets, end of year (billions)	$5		$7		$8		$6	$3	$2
Ratios to average net assets:
Gross expenses	0.55%[9]		0.56%[9,10]		0.53%[9]		0.55%	0.57%[11]	0.59%
Net expenses[12,13]	0.30	[9,14,15]	0.55	[9,10,14,15]	0.53	[9]	0.55	0.55 [11,14]	0.59
Net investment income	0.01		0.37	[10]	2.16		4.53	4.37	2.63

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same.

[9]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[10]	Annualized.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70%.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

62	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Tax Free Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.007	0.020	0.030	0.025
Net realized gain (loss)[1]	0.000		(0.000)	0.000	0.000	(0.000)
Total income from operations	0.000	[1]	0.007	0.020	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Total distributions	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.72%	2.03%	3.04%	2.54%
Net assets, end of year (000s)	$192,418		$232,108	$405,696	$373,870	$380,045
Ratios to average net assets:
Gross expenses[3,4]	0.82%[5]		0.83%[5]	0.76%	0.80%[6]	0.85%
Net expenses[3,7,8]	0.32	[5,9]	0.65 [5,9]	0.65	0.66 [6]	0.65
Net investment income	0.01		0.78	2.00	3.00	2.50

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.79%, 0.82%, 0.76%, 0.78% and 0.80% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.81% and 0.31%, respectively, for the year ended August 31, 2010 and the gross and net expense ratios would have been 0.79% and 0.61%, respectively, for the year ended August 31, 2009.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.65%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	63

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset California Tax Free Money Market Fund — Class N Shares	2010		2009		2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.005		0.019		0.029		0.024
Net realized gain	—		0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]
Total income from operations	0.000	[1]	0.005		0.019		0.029		0.024
Less distributions from:
Net investment income	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net realized gains	(0.000)	[1]	—		(0.000)	[1]	(0.000)	[1]	(0.000)	[1]
Total distributions	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[2]	0.03%		0.53%		1.92%		2.94%		2.48%
Net assets, end of year (000s)	$114,820		$117,699		$233,642		$263,000		$277,501
Ratios to average net assets:
Gross expenses[4]	0.85%[3]		0.86%[3]		0.78%		0.79%[5]		0.83%
Net expenses[6,7,8]	0.29	[3,9]	0.63	[3,9]	0.65		0.65	[5]	0.65
Net investment income	0.01		0.64		1.96		2.90		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.84% and 0.28%, respectively, for the year ended August 31, 2010 and 0.81% and 0.59%, respectively, for the year ended August 31, 2009.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.80%, 0.85%, 0.77%, 0.77% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.78% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

64	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Connecticut Municipal Money Market Fund — Class N Shares	2010		2009	2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000	$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.006	0.021		0.030		0.025
Net realized gain	—		—	0.000	[1]	0.000	[1]	0.000 [1]
Total income from operations	0.000	[1]	0.006	0.021		0.030		0.025
Less distributions from:
Net investment income	(0.00)	[1]	(0.006)	(0.021)		(0.030)		(0.025)
Net realized gains	—		—	(0.000)	[1]	(0.000)	[1]	—
Total distributions	(0.000)	[1]	(0.006)	(0.021)		(0.030)		(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000		$1.000		$1.000
Total return[2]	0.01%		0.57%	2.07%		3.02%		2.48%
Net assets, end of year (000s)	$57,237		$74,149	$125,590		$130,139		$134,764
Ratios to average net assets:
Gross expenses[3]	0.86%[4]		0.83%[4]	0.74%		0.78%[5]		0.83%
Net expenses[6,7,8]	0.31	[4,9]	0.62 [4,9]	0.58		0.61	[5]	0.63
Net investment income	0.01		0.63	2.02		2.98		2.47

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.83%, 0.83%, 0.73%, 0.76% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.30% for the year ended August 31, 2010, respectively, and 0.79% and 0.58% for the year ended August 31, 2009, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.60%, respectively.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares did not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	65

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset New York Tax Free Money Market Fund — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.006	0.019	0.030	0.025
Net realized gain (loss)[1]	(0.000)		(0.000)	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.006	0.019	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net realized gains	—		—	(0.000) [1]	—	(0.000) [1]
Total distributions	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.64%	1.95%	3.01%	2.52%
Net assets, end of year (000s)	$516,823		$528,160	$982,856	$1,002,749	$970,321
Ratios to average net assets:
Gross expenses[4]	0.80%[3]		0.80%[3]	0.74%	0.76%[5]	0.79%
Net expenses[6,7,8]	0.28	[3,9]	0.64 [3,9]	0.65	0.65 [5]	0.65
Net investment income	0.01		0.78	1.92	2.97	2.49

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27% for the year ended August 31, 2010, respectively, and 0.75% and 0.59% for the year ended August 31, 2009, respectively.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.76%, 0.79%, 0.73%, 0.74% and 0.75% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker/dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus.]

Western Asset

Liquid Reserves

Western Asset

U.S. Treasury Reserves

Western Asset

Government Money Market Fund

Western Asset

Tax Free Reserves

Western Asset

California Tax Free Money Market Fund

Western Asset

Connecticut Municipal Money Market Fund

Western Asset

New York Tax Free Money Market Fund

Class N Shares

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-212-857-8181, or by writing to the funds at 55 Water Street, New York, New York 10041.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-04052)

FD02403ST 12/10

December 31, 2010

Prospectus

Western Asset

Liquid Reserves

Class : Ticker Symbol

Service Shares : LQSXX

Western Asset

U.S. Treasury Reserves

Class : Ticker Symbol

Service Shares : LTSXX

Western Asset

Government Money Market Fund

Class : Ticker Symbol

Service Shares : LGSXX

Western Asset

Tax Free Reserves

Class : Ticker Symbol

Service Shares : LXSXX

Western Asset

California Tax Free Money Market Fund

Class : Ticker Symbol

Service Shares : LFSXX

Western Asset

Connecticut Municipal Money Market Fund

Class : Ticker Symbol

Service Shares : LTNXX

Western Asset

New York Tax Free Money Market Fund

Class : Ticker Symbol

Service Shares : LNSXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.06
Total annual fund operating expenses	1.01
Fees forgone and/or expenses reimbursed[2]	(0.01)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	319	555	1,233

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Western Asset Money Market Funds	3

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the

4	Western Asset Money Market Funds

expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 1.53 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.28	2.90	2.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 4:00 p.m. (Eastern time), but may close earlier under certain circumstances. The fund closes for business early (normally 1:00 p.m. (Eastern time)) on days when the New York Stock Exchange closes early on a business day prior to or after a national holiday. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

6	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	7

Western Asset U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.06
Total annual fund operating expenses	1.01
Fees forgone and/or expenses reimbursed[2]	(0.01)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	319	555	1,233

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

8	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	9

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 1.42 Worst quarter (06/30/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.01	2.26	2.20

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 2:00 p.m. (Eastern time), but may close earlier under certain circumstances. When the Securities Industry and Financial Markets Association recommends an early close to the bond markets on a business day prior to or after a day on which a national holiday is celebrated, the fund will close for business at 12:00 noon (Eastern time) on that day. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

10	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	11

Western Asset Government Money Market Fund

Investment objective

The fund seeks maximum current income and preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.41
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.03
Total annual fund operating expenses	0.94

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	96	300	520	1,155

12	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasury securities and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. The fund invests only in U.S. government securities and related repurchase agreements. However, government securities held by the fund are not necessarily backed by the full faith and credit of the U.S. government. The fund will be subject to the risk that the issuer or obligor for those securities or a counterparty to a repurchase agreement with the fund may default or its credit may be downgraded.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining

Western Asset Money Market Funds	13

Certain risks cont’d

or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

14	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class A shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class A shares, the performance of Service Shares would have been lower than that shown for Class A shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2000): 1.52 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.05

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class A	0.24	2.85	2.64

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds normally will be sent one business day after your request is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Western Asset Money Market Funds	15

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

16	Western Asset Money Market Funds

Western Asset Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.08
Total annual fund operating expenses	1.03
Fees forgone and/or expenses reimbursed[2]	(0.03)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	322	563	1,255

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Western Asset Money Market Funds	17

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal taxes and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses

18	Western Asset Money Market Funds

previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	19

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.94 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.10	1.88	1.73

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

20	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	21

Western Asset California Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.09
Total annual fund operating expenses	1.04
Fees forgone and/or expenses reimbursed[2]	(0.04)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	323	566	1,264

22	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California personal income taxes. These municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in California municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or California state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the

Western Asset Money Market Funds	23

Certain risks cont’d

recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or California state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. California has been experiencing a significant deterioration in its economic base leading to a severe fiscal crisis. California’s economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

24	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2000): 0.84 Worst quarter (09/30/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.07	1.77	1.59

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and California personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Western Asset Money Market Funds	25

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

26	Western Asset Money Market Funds

Western Asset Connecticut Municipal Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.12
Total annual fund operating expenses	1.07
Fees forgone and/or expenses reimbursed[2]	(0.07)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	326	576	1,293

Western Asset Money Market Funds	27

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. These municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in Connecticut municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or Connecticut state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses

28	Western Asset Money Market Funds

previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or Connecticut personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in Connecticut municipal securities. The fund focuses its investments on Connecticut municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Connecticut municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Western Asset Money Market Funds	29

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 0.87 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.05	1.83	1.63

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212- 857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and Connecticut personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

30	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	31

Western Asset New York Tax Free Money Market Fund

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and service (12b-1) fees	0.50
Other expenses[1]	0.05
Total annual fund operating expenses	1.00

[1]	“Other expenses” for Service Shares are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Service Shares	102	318	552	1,224

32	Western Asset Money Market Funds

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and New York state and New York City personal income taxes. These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or New York state and New York City personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could

Western Asset Money Market Funds	33

Certain risks cont’d

absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or New York state and New York City personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in New York municipal securities. The fund focuses its investments on New York municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting New York municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

34	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Because it is anticipated that Service Shares will have higher expenses than Class N shares, the performance of Service Shares would have been lower than that shown for Class N shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2000): 0.92 Worst quarter (12/31/2009): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.01

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years
Class N	0.08	1.83	1.67

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212- 857-8181).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and New York state and New York City personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Western Asset Money Market Funds	35

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

36	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks

Western Asset Liquid Reserves was formerly known as Western Asset / CitiSM Liquid Reserves. Western Asset U.S. Treasury Reserves was formerly known as Western Asset / CitiSM U.S. Treasury Reserves. Western Asset Tax Free Reserves was formerly known as Western Asset / CitiSM Tax Free Reserves. Western Asset California Tax Free Money Market Fund was formerly known as Western Asset / CitiSM California Tax Free Reserves. Western Asset Connecticut Municipal Money Market Fund was formerly known as Western Asset / CitiSM Connecticut Tax Free Reserves. Western Asset New York Tax Free Money Market Fund was formerly known as Western Asset / CitiSM New York Tax Free Reserves.

Each fund named in this Prospectus is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Investment objectives

The investment objective of Western Asset Liquid Reserves (“Liquid Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset U.S. Treasury Reserves’ (“U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Government Money Market Fund’s (“Government Money Market Fund”) investment objective is to seek maximum current income and preservation of capital. Western Asset Tax Free Reserves’ (“Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset California Tax Free Money Market Fund’s (“California Tax Free Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Western Asset Connecticut Municipal Money Market Fund’s (“Connecticut Municipal Money Market Fund”) investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Western Asset New York Tax Free Money Market Fund’s (“New York Tax Free Money Market Fund” and together with Tax Free Reserves, California Tax Free Money Market Fund and Connecticut Municipal Money Market Fund, the “Tax Free Funds”) investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes, preservation of capital and liquidity.

Except for each Tax Free Fund’s 80% policy, discussed below, each fund’s investment objective(s) and strategies may be changed without shareholder approval.

Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and interests in municipal obligations (“municipal securities”) that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income taxes and/or the AMT.

Under normal market conditions, California Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and California personal income taxes (“California municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or California state personal income taxes.

Under normal market conditions, Connecticut Municipal Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and Connecticut personal income taxes (“Connecticut municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or Connecticut state personal income taxes.

Western Asset Money Market Funds	37

More on the funds’ investment strategies, investments and risks cont’d

Under normal market conditions, New York Tax Free Money Market Fund invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT, New York state and New York City personal income taxes (“New York municipal securities”). Subject to the fund’s 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax, the AMT and/or New York state and New York City personal income taxes.

Credit quality

Each of Liquid Reserves and Government Money Market Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category, or if not rated, are determined by the subadviser to be of equivalent quality. Each Tax Free Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in one of the two highest short-term rating categories, or if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, a fund’s subadviser or the Board of Trustees (the “Board”) (where required by applicable regulations) will decide whether the security should be held or sold.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, each fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, a fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities, including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

38	Western Asset Money Market Funds

Municipal securities — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

California municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

Connecticut municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

New York municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Each Tax Free Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically sold at a discount, as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two

Western Asset Money Market Funds	39

More on the funds’ investment strategies, investments and risks cont’d and ten years, and pay interest semi-annually, while bonds have a maturity of over ten years and pay interest semi-annually. Because U.S. Treasury obligations are considered to have very low credit risk, they typically offer lower interest rates than other obligations.

U.S. government obligations — each fund other than U.S. Treasury Reserves

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Each fund other than U.S. Treasury Reserves and Government Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

40	Western Asset Money Market Funds

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Banking industry concentration — each fund other than U.S. Treasury Reserves and Government Money Market Fund

Each fund other than U.S. Treasury Reserves and Government Money Market Fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation or the issuing financial institution has more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements — each fund other than U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although a fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Each Tax Free Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing in any type of high quality taxable money market instruments or cash without regard to any percentage limitations.

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More on the funds’ investment strategies, investments and risks cont’d

U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may hold cash uninvested with respect to some of its assets for a period of time.

Each fund may hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the portfolio managers:

•	Use fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measure the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measure the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to each Tax Free Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure

Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise

42	Western Asset Money Market Funds

indicated, references to each of these funds in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Liquid Reserves, U.S. Treasury Reserves or Tax Free Reserves, respectively. Government Money Market Fund, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future rather than investing directly in securities.

More on risks of investing in the funds

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. Each of Liquid Reserves and Government Money Market Fund invests exclusively in securities that are rated by one or more rating agencies, when the fund buys them, in the highest short-term rating category or, if not rated, are, in the subadviser’s opinion, of comparable quality. Each Tax Free Fund invests exclusively in securities that are rated, when the fund buys them, in the two highest short-term rating categories or, if not rated, are, in the subadviser’s opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in a fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, a fund may incur expenses to protect the fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, a fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these new regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

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More on the funds’ investment strategies, investments and risks cont’d

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security in which Liquid Reserves and the Tax Free Funds invest depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by a fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of a fund.

Risks associated with focusing on investments in municipal securities of one state. California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund may suffer more than a national fund from adverse events affecting California municipal issuers, Connecticut municipal issuers and New York municipal issuers, respectively. National economic conditions have contributed to a slowdown of the California, Connecticut and New York economies. The foregoing and other factors may result in losses to each fund. In addition, if California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund or New York Tax Free Money Market Fund has difficulty finding high quality California municipal securities, Connecticut municipal securities or New York municipal securities to purchase, respectively, the amount of the fund’s income that is subject to California, Connecticut or New York taxes, as applicable, could increase.

Risks associated with focusing on investments in California municipal securities. California is in a severe economic recession. California has suffered job losses, an increase in foreclosures, a drop in housing prices and a severe contraction in new housing construction. State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. Issuers and guarantors of California municipal securities may experience a reduction in revenues as a result of these conditions. Furthermore, local municipal issuers in California often are dependent on the state government for a portion of their revenues. These and other factors may affect adversely the ability of the issuers of California municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of California may be found in the SAI.

Risks associated with focusing on investments in Connecticut municipal securities. Connecticut is facing fiscal and economic challenges brought on by the recession. The state may experience a budget deficit in the current fiscal year and in subsequent periods if deficit mitigation efforts are unsuccessful. Additionally, the state’s unemployment rate continues to increase, which could contribute to reduced state tax revenues. These and other factors may affect adversely the ability of the issuers of Connecticut municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of Connecticut may be found in the SAI.

Risks associated with focusing on investments in New York municipal securities. The national economic downturn has had a severe and negative impact on the State and on the City of New York, the heart of the financial services industry. State and local governments are expected to continue to experience a decline in revenues as depressed employment and wages, as well as volatility in credit and equity markets, threaten to lower collections of state and local income taxes, and as credit market conditions and rising debt default rates depress real estate activity and reduce government revenues associated with high-value commercial sector real estate transactions. These and other factors may affect adversely the ability of the issuers of New York municipal securities to make required payments of interest and principal, as well as the market value and marketability of municipal securities held by the fund. More detailed information about the economy of New York may be found in the SAI.

44	Western Asset Money Market Funds

Risks associated with concentration in the banking industry. Each fund other than U.S. Treasury Reserves and Government Money Market Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by a fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign securities risk.

Foreign securities risk (each fund other than U.S. Treasury Reserves and Government Money Market Fund). Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by a fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as a fund.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on a Tax Free Fund’s municipal securities will remain exempt from regular federal income taxes, the federal alternative minimum tax or the applicable state and city, if any, personal income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Each Tax Free Fund purchases municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax, the federal alternative minimum tax, and applicable state and city, if any, personal income taxes. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) or state taxing authorities will agree with bond counsel’s opinion. If the IRS or a state taxing authority determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to regular federal income tax, the federal alternative minimum tax and/or the applicable state and city, if any, personal income taxes, possibly retroactively to the date the security was issued,

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More on the funds’ investment strategies, investments and risks cont’d and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

Some of a Tax Free Fund’s income distributions may be subject to regular federal income tax, the federal alternative minimum tax or applicable state and city, if any, personal income taxes, and distributions of any capital gains generally will be subject to regular federal income tax and applicable state and city, if any, personal income taxes. In addition, distributions of Tax Free Reserves’ income and capital gains will generally be subject to state and local income taxes. Distributions of California Tax Free Money Market Fund’s, Connecticut Municipal Money Market Fund’s and New York Tax Free Money Market Fund’s income and capital gains will generally be subject to state and local taxes for investors that reside in states other than California, Connecticut and New York, respectively.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to a fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in a fund with the expectation that any such action will be taken.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

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More on fund management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2010, LMPFA’s total assets under management were approximately $188.6 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $469.4 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2010, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $673.5 billion.

Management fee

Each fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.450% on assets up to and including $1 billion; 0.425% on assets over $1 billion, up to and including $2 billion; 0.400% on assets over $2 billion, up to and including $5 billion; 0.375% on assets over $5 billion, up to and including $10 billion; and 0.350% on assets over $10 billion.

For the fiscal year or period ended August 31, 2010, each fund paid LMPFA a management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Liquid Reserves	0.10
U.S. Treasury Reserves	0.10
Government Money Market Fund	0.16
Tax Free Reserves	0.14
California Tax Free Money Market Fund	0.00
Connecticut Municipal Money Market Fund	0.09
New York Tax Free Money Market Fund	0.00

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 28, 2010.

Expense limitation

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Service Shares are not expected to exceed 1.00% of the class’ average daily net assets, subject to recapture as described below.

With respect to each fund, the arrangement is expected to continue until December 31, 2012, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time

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More on fund management cont’d

after that date by the manager. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is also permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.50% for Service Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

48	Western Asset Money Market Funds

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below. The funds do not impose any minimum initial or subsequent investment requirements for Service Shares but your Service Agent may.

Each fund may offer one or more additional classes of shares. Only Service Shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•  Name of fund being bought

•  Class of shares being bought

•  Dollar amount or number of shares being bought

•  Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to make arrangements to buy shares. If you are purchasing by wire, you must contact your Service Agent to arrange for the wiring of federal funds.
Through a fund

If you hold your shares in an account with a fund, contact the fund at 1-877-721-1926 or 1-212-857-8181 to make arrangements to buy shares.

•  If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-212-857-8181 to arrange for the wiring of federal funds

•  Orders received by telephone after the time at which a fund calculates its net asset value on a day will not be processed and the investor must resubmit the order the following day

•  Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

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Buying shares cont’d

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

Enclose a check to pay for the shares.

Effectiveness of purchase orders

Purchase orders for shares of a fund become effective after your order and the purchase price in federal funds or other immediately available funds are received in proper order by the fund. Orders must be received before the fund calculates its net asset value on a day (normally 4:00 p.m. (Eastern time) in the case of Liquid Reserves, 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves, or 12:00 noon (Eastern time) in the case of the Tax Free Funds and Government Money Market Fund) that the fund is open for business. If received after the fund calculates its net asset value, your order (except for telephonic orders made directly with a fund, which must be resubmitted) will be effective on the following fund business day at the time the fund calculates its net asset value.

If you pay by check, your purchase order for shares becomes effective on the fund business day following receipt at the time the fund calculates its net asset value on that day.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

50	Western Asset Money Market Funds

Exchanging shares

Generally	You may exchange shares of a fund for shares of the same class, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging shares are open for business.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•  If you are the customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-212-857-8181

•  Exchanges may be made only between accounts that have identical registrations

•  Remember that an exchange is normally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

•  The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	51

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if your hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181 to redeem shares of the fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time (normally 4:00 p.m. (Eastern time) in the case of Liquid Reserves, 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves, or 12:00 noon (Eastern time) in the case of the Tax Free Funds and Government Money Market Fund) that a fund calculates its net asset value on any day the fund is open for business, your redemption proceeds normally will be sent that day (the next business day in the case of Government Money Market Fund), but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur transaction costs converting the securities into cash.

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

52	Western Asset Money Market Funds

Your written request must provide the following:

•The fund name, the class of shares being redeemed and your account number

•The dollar amount or number of shares being redeemed

•Signature of each owner exactly as the account is registered

•Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.

Please have the following information ready when you place your redemption request:

•Name of fund being redeemed

•Class of shares being redeemed

•Account number

If you hold your shares directly with a fund and your telephonic redemption request is submitted after the fund calculates its net asset value, your request will not be accepted and you must resubmit your request on the next business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	53

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption or exchange orders by telephone. Shareholders should contact their Service Agent.

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

For your redemption order to be in good order, you must include a signature guarantee if you:

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

54	Western Asset Money Market Funds

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Western Asset Money Market Funds	55

Dividends, distributions and taxes

Dividends

Each fund calculates its net income each business day when it calculates its net asset value and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Liquid Reserves, U.S. Treasury Reserves or Government Money Market Fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Liquid Reserves, U.S. Treasury Reserves and Government Money Market Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and that, as a result, most of the fund’s dividends to you will not be subject to federal income tax. However, each Tax Free Fund may invest from time to time in taxable securities, and certain fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by the Tax Free Funds on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. The Tax Free Funds do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in a Tax Free Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in a Tax Free Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

California Tax Free Money Market Fund: The fund expects that as long as the fund meets certain requirements, including that at least 50% of the value of the fund’s assets consists of certain qualifying California municipal obligations, shareholders of the fund will be able to exclude from income, for California personal income tax purposes, dividends received from the fund which are derived from interest (less related expenses) from such California municipal obligations of the fund. The foregoing description is a general,

56	Western Asset Money Market Funds

abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

Connecticut Municipal Money Market Fund: The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of U.S. territories or possessions and their political subdivisions. Capital-gain dividends derived from Connecticut municipal obligations (but not capital gain dividends derived from obligations of U.S. territories or possessions and their political subdivisions) also are excluded from this tax.

Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations or on obligations issued by the governments of U.S. territories or possessions and their political subdivisions, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

New York Tax Free Money Market Fund: The fund expects that, to the extent that dividends received from the fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York state and New York City personal income tax purposes. Dividends from the fund are not excluded in determining New York state or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on banking corporations).

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from the Tax Free Funds are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Money Market Funds	57

Share price/Fund business days

You may buy, exchange or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Liquid Reserves normally closes for business and calculates its NAV at 4:00 p.m. (Eastern time). U.S. Treasury Reserves normally closes for business and calculates its NAV at 2:00 p.m. (Eastern time). Each of the Tax Free Funds and the Government Money Market Fund normally closes for business and calculates its NAV at 12:00 noon (Eastern time). On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and calculate its NAV as of the time of its early close.

For Liquid Reserves only: When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and calculate its NAV at such time the NYSE closes. For calendar year 2011, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on November 25, 2011.

For U.S. Treasury Reserves only: When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, U.S. Treasury Reserves will close for business and calculate its NAV at 12:00 noon (Eastern time) on that day. For 2011, SIFMA recommends an early close of the bond markets on April 21, 2011, May 27, 2011, November 25, 2011, December 23, 2011 and December 30, 2011. The schedule may be changed by SIFMA due to market conditions.

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-212-857-8181 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

58	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Class N shares (Class A shares in the case of Western Asset Government Money Market Fund because no Class N shares were outstanding during the periods shown) for the past five years, unless otherwise noted. No financial information is presented for Service Shares since there were no Service Shares outstanding during the periods shown. The returns for Service Shares will differ from those of the other classes to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ and the predecessor funds’ financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in each fund’s annual report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of each fund’s predecessor.

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Liquid Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.010	0.033	0.047	0.038
Net realized and unrealized gain (loss)[1]	0.000		0.000	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.010	0.033	0.047	0.038
Less distributions from:
Net investment income	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Total distributions	(0.000)	[1]	(0.010)	(0.033)	(0.047)	(0.038)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.96%[3]	3.39%[3]	4.77%	3.90%
Net assets, end of year (millions)	$668		$767	$1,228	$1,283	$1,406
Ratios to average net assets:
Gross expenses[4,5]	0.81%[6]		0.80%[6]	0.75%	0.76%[7]	0.82%
Net expenses[4,8,9]	0.36	[6,10]	0.72 [6,10]	0.68	0.70 [7]	0.69
Net investment income	0.01		1.05	3.35	4.67	3.82

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements, related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.77%, 0.79%, 0.74%, 0.74% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.80% and 0.35%, respectively, for the year ended August 31, 2010 and 0.75% and 0.67%, for the year ended August 31, 2009 respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.69%, respectively.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	59

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset U.S. Treasury Reserves — Class N	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from operations:
Net investment income	0.000	[1]	0.001	0.020	0.042	0.035
Net realized gain[1]	0.000		0.000	0.000	0.000	0.000
Total income from operations	0.000	[1]	0.001	0.020	0.042	0.035
Less distributions from:
Net investment income	(0.000)	[1]	(0.001)	(0.020)	(0.042)	(0.035)
Net realized gains[1]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)
Total distributions	(0.000)	[1]	(0.001)	(0.020)	(0.042)	(0.035)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.15%	1.98%	4.33%	3.59%
Net assets, end of year (000s)	$1,072,280		$1,383,549	$1,208,974	$200,139	$260,752
Ratios to average net assets:
Gross expenses[3,4]	0.76%		0.74%[5]	0.75%	0.85%[6]	0.89%
Net expenses[3,7,8]	0.16	[9]	0.52 [5,9]	0.70	0.70 [6]	0.70
Net investment income	0.01		0.14	1.45	4.25	3.57

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratios would have been 0.76%, 0.74%, 0.75%, 0.81% and 0.83% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.50%, respectively.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.69%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

60	Western Asset Money Market Funds

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Western Asset Government Money Market Fund — Class A Shares[1,2]	2010		2009[3]		2008[4]		2007[4]	2006[4,5]	2005[4,5]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[6]	0.002		0.022		0.046	0.044	0.027
Net realized gain (loss)[6]	(0.000)		(0.000)		0.000		(0.000)	0.000	0.000
Proceeds from settlement of a regulatory matter	0.001		—		—		—	—	—
Total income from operations	0.001		0.002		0.022		0.046	0.044	0.027
Less distributions from:
Net investment income	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net realized gains	—		—		(0.000)	[6]	—	—	(0.000) [6]
Total distributions	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return[7]	0.05%[8]		0.24%		2.24%		4.69%	4.45%	2.69%
Net assets, end of year (billions)	$5		$7		$8		$6	$3	$2
Ratios to average net assets:
Gross expenses	0.55%[9]		0.56%[9,10]		0.53%[9]		0.55%	0.57%[11]	0.59%
Net expenses[12,13]	0.30	[9,14,15]	0.55	[9,10,14,15]	0.53	[9]	0.55	0.55 [11,14]	0.59
Net investment income	0.01		0.37	[10]	2.16		4.53	4.37	2.63

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same.

[9]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[10]	Annualized.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70%.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	61

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Tax Free Reserves — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.007	0.020	0.030	0.025
Net realized gain (loss)[1]	0.000		(0.000)	0.000	0.000	(0.000)
Total income from operations	0.000	[1]	0.007	0.020	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Total distributions	(0.000)	[1]	(0.007)	(0.020)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.72%	2.03%	3.04%	2.54%
Net assets, end of year (000s)	$192,418		$232,108	$405,696	$373,870	$380,045
Ratios to average net assets:
Gross expenses[3,4]	0.82%[5]		0.83%[5]	0.76%	0.80%[6]	0.85%
Net expenses[3,7,8]	0.32	[5,9]	0.65 [5,9]	0.65	0.66 [6]	0.65
Net investment income	0.01		0.78	2.00	3.00	2.50

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.79%, 0.82%, 0.76%, 0.78% and 0.80% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.81% and 0.31%, respectively, for the year ended August 31, 2010 and the gross and net expense ratios would have been 0.79% and 0.61%, respectively, for the year ended August 31, 2009.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.65%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

62	Western Asset Money Market Funds

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset California Tax Free Money Market Fund — Class N Shares	2010		2009		2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.005		0.019		0.029		0.024
Net realized gain	—		0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]
Total income from operations	0.000	[1]	0.005		0.019		0.029		0.024
Less distributions from:
Net investment income	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net realized gains	(0.000)	[1]	—		(0.000)	[1]	(0.000)	[1]	(0.000)	[1]
Total distributions	(0.000)	[1]	(0.005)		(0.019)		(0.029)		(0.024)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[2]	0.03%		0.53%		1.92%		2.94%		2.48%
Net assets, end of year (000s)	$114,820		$117,699		$233,642		$263,000		$277,501
Ratios to average net assets:
Gross expenses[4]	0.85%[3]		0.86%[3]		0.78%		0.79%[5]		0.83%
Net expenses[6,7,8]	0.29	[3,9]	0.63	[3,9]	0.65		0.65	[5]	0.65
Net investment income	0.01		0.64		1.96		2.90		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.84% and 0.28%, respectively, for the year ended August 31, 2010 and 0.81% and 0.59%, respectively, for the year ended August 31, 2009.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.80%, 0.85%, 0.77%, 0.77% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007, and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.78% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	63

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Connecticut Municipal Money Market Fund — Class N Shares	2010		2009	2008		2007		2006
Net asset value, beginning of year	$1.000		$1.000	$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.006	0.021		0.030		0.025
Net realized gain	—		—	0.000	[1]	0.000	[1]	0.000 [1]
Total income from operations	0.000	[1]	0.006	0.021		0.030		0.025
Less distributions from:
Net investment income	(0.00)	[1]	(0.006)	(0.021)		(0.030)		(0.025)
Net realized gains	—		—	(0.000)	[1]	(0.000)	[1]	—
Total distributions	(0.000)	[1]	(0.006)	(0.021)		(0.030)		(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000		$1.000		$1.000
Total return[2]	0.01%		0.57%	2.07%		3.02%		2.48%
Net assets, end of year (000s)	$57,237		$74,149	$125,590		$130,139		$134,764
Ratios to average net assets:
Gross expenses[3]	0.86%[4]		0.83%[4]	0.74%		0.78%[5]		0.83%
Net expenses[6,7,8]	0.31	[4,9]	0.62 [4,9]	0.58		0.61	[5]	0.63
Net investment income	0.01		0.63	2.02		2.98		2.47

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.83%, 0.83%, 0.73%, 0.76% and 0.78% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.30% for the year ended August 31, 2010, respectively, and 0.79% and 0.58% for the year ended August 31, 2009, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.60%, respectively.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares did not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

64	Western Asset Money Market Funds

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset New York Tax Free Money Market Fund — Class N Shares	2010		2009	2008	2007	2006
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.006	0.019	0.030	0.025
Net realized gain (loss)[1]	(0.000)		(0.000)	(0.000)	0.000	(0.000)
Total income from operations	0.000	[1]	0.006	0.019	0.030	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net realized gains	—		—	(0.000) [1]	—	(0.000) [1]
Total distributions	(0.000)	[1]	(0.006)	(0.019)	(0.030)	(0.025)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[2]	0.01%		0.64%	1.95%	3.01%	2.52%
Net assets, end of year (000s)	$516,823		$528,160	$982,856	$1,002,749	$970,321
Ratios to average net assets:
Gross expenses[4]	0.80%[3]		0.80%[3]	0.74%	0.76%[5]	0.79%
Net expenses[6,7,8]	0.28	[3,9]	0.64 [3,9]	0.65	0.65 [5]	0.65
Net investment income	0.01		0.78	1.92	2.97	2.49

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27% for the year ended August 31, 2010, respectively, and 0.75% and 0.59% for the year ended August 31, 2009, respectively.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.76%, 0.79%, 0.73%, 0.74% and 0.75% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.65%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.65%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Money Market Funds	65

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker/dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus.]

Western Asset

Liquid Reserves

Western Asset

U.S. Treasury Reserves

Western Asset

Government Money Market Fund

Western Asset

Tax Free Reserves

Western Asset

California Tax Free Money Market Fund

Western Asset

Connecticut Municipal Money Market Fund

Western Asset

New York Tax Free Money Market Fund

Service Shares

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-212-857-8181, or by writing to the funds at 55 Water Street, New York, New York 10041.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-04052)

WASX012865ST 12/10

December 31, 2010

Prospectus

Western Asset

Money

Market

Fund

Class : Ticker Symbol

A	: SBCXX
B	: SBOXX
C	: SBZXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Investment objective

The fund seeks maximum current income and preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None*	None*	None*
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C
Management fees	0.38	0.38	0.38
Distribution and service (12b-1) fees	0.10	0.50	0.50
Other expenses	0.06	0.30	0.26
Total annual fund operating expenses	0.54	1.18	1.14

*	In connection with the planned liquidation of the fund, the fund has waived any contingent deferred sales charges due upon redemption of fund shares purchased through exchange.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	55	173	302	678
Class B	120	375	650	1,255
Class C	116	362	627	1,384

Western Asset Money Market Funds	3

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper, asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and banker’s acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the

4	Western Asset Money Market Funds

Certain risks cont’d

expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of Class A, Class B and Class C shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2000): 1.55 Worst quarter (09/30/2009): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2010, was 0.15

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years	Since inception	Inception date
Class A	0.35	3.06	2.78
Class B	(4.91)	N/A	N/A	1.01	03/19/2007
Class C	(0.90)	N/A	N/A	1.92	03/19/2007

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

6	Western Asset Money Market Funds

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
	Class A	Class B	Class C
General	1,000/50	1,000/50	1,000/50
Participants in eligible sweep accounts	None/None	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50
IRAs	250/50	250/50	250/50
SIMPLE IRAs	None/None	None/None	None/None
Systematic Investment Plans	50/50	50/50	50/50
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	N/A	None/None
Other Retirement Plans	None/None	None/None	None/None
Institutional Investors	1,000/50	1,000/50	1,000/50

Your financial intermediary may impose different investment minimums.

Purchases made by wire are generally effective on the day made, and those made by check on the next business day. Redemption proceeds are normally sent one business day after your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. The fund will close for business at such time the New York Stock Exchange closes earlier than noon on a business day prior to or after a national holiday. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-212-857-8181).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Western Asset Money Market Funds	7

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Investment objective

The fund seeks maximum current income and preservation of capital. The fund’s investment objective and strategies may be changed without shareholder approval.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category, or if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or Board of Trustees (the “Board”) (where required by applicable regulations) will decide whether the security should be held or sold.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities, including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically sold at a discount as they pay

8	Western Asset Money Market Funds

More on the fund’s investment strategies, investments and risks cont’d interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while bonds have a maturity of over ten years and pay interest semi-annually. Because U.S. Treasury obligations are considered to have very low credit risk, they typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Western Asset Money Market Funds	9

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation or the issuing financial institution has more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

10	Western Asset Money Market Funds

More on the fund’s investment strategies, investments and risks cont’d

Repurchase agreements

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the portfolio managers:

•	Use fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measure the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measure the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if

Western Asset Money Market Funds	11

expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

More on risks of investing in the fund

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Credit risk. The fund invests exclusively in securities that are rated by one or more rating agencies, when the fund buys them, in the highest short-term rating category or, if not rated, are, in the subadviser’s opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, the fund may incur expenses to protect the fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these new regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security in which the fund invests depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not

12	Western Asset Money Market Funds

More on the fund’s investment strategies, investments and risks cont’d anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by the fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign securities risk.

Foreign securities risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as the fund.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investmentmanager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks you will assume.

Western Asset Money Market Funds	13

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

14	Western Asset Money Market Funds

More on fund management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2010, LMPFA’s total assets under management were approximately $188.6 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $469.4 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2010, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $673.5 billion.

Management fee

The fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.450% on assets up to and including $1 billion; 0.425% on assets over $1 billion, up to and including $2 billion; 0.400% on assets over $2 billion, up to and including $5 billion; 0.375% on assets over $5 billion, up to and including $10 billion; and 0.350% on assets over $10 billion.

For the fiscal year ended August 31, 2010, the fund paid LMPFA a management fee of 0.09% of the fund’s average daily net assets for management services, after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 28, 2010.

Expense limitation

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for the fund’s Class A shares are not expected to exceed 0.60% of the class’ average daily net assets, subject to recapture as described below. The arrangement is expected to continue until December 31, 2012, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is also permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

Western Asset Money Market Funds	15

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Class A shares and up to 0.50% for Class B and Class C shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

16	Western Asset Money Market Funds

Choosing a class of shares to buy

Individual investors can generally invest in Class A shares of the fund. Class B and Class C shares of the fund may only be obtained by individual investors through exchange. Institutional and Retirement Plan Investors and Clients of Financial Intermediaries should refer to “Retirement and Institutional Investors –eligible investors” below for a description of the classes available to them.

Each class has different expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider the expenses paid by each class detailed in the fee table and example at the front of this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website.

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

Western Asset Money Market Funds	17

Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	•No initial sales charge •No contingent deferred sales charge •Generally lower annual expenses than Class B and Class C	None[2]	None[3]	0.10% of average daily net assets	Class A shares of funds sold by the distributor
Class B

•Available to individual investors only through exchange from another fund

•No initial sales charge

•No contingent deferred sales charge

•Automatically convert to Class A after approximately 8 years

•Generally higher annual expenses than Class A

		None	None[3]	0.50% of average daily net assets	Class B shares of funds sold by the distributor
Class C

•Available to individual investors only through exchange from another fund

•No initial sales charge

•No contingent deferred sales charge

•Generally does not convert to Class A

•Generally higher annual expenses than Class A

		None	None[3]	0.50% of average daily net assets	Class C shares of funds sold by the distributor

[1]	Ask your Service Agent about the funds available for exchange.
[2]	Initial sales charges may apply if you exchange shares of the fund for shares of another fund sold by the distributor.
[3]

In connection with the planned liquidation of the fund, the fund has waived any contingent deferred sales charge due upon redemption of shares of the fund that were acquired by exchange from another fund subject to a contingent deferred sales charge.

18	Western Asset Money Market Funds

Sales charges

Class A shares

You buy Class A shares at net asset value with no initial sales charge. Service Agents receive a service fee of up to 0.10% of the average daily net assets represented by the Class A shares serviced by them.

Class B shares

You buy Class B shares, which are available to individual investors only through exchanges of Class B shares of other funds sold by the distributor, at net asset value without paying an initial sales charge. LMIS generally will pay Service Agents selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell, and LMIS will retain the contingent deferred sales charges on the fund you originally purchased. Service Agents receive an annual distribution and/or service fee of up to 0.50% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: at initial purchase	Shares issued: on reinvestment of dividends and distributions	Shares issued: upon exchange from another fund sold by LMIS
Approximately 8 years after the date of purchase	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares

You buy Class C shares, which are available to individual investors only through exchanges of Class C shares of other funds sold by the distributor, at net asset value without paying an initial sales charge. Service Agents receive an annual fee of up to 0.10% of the average daily net assets represented by the Class C shares serviced by them.

Western Asset Money Market Funds	19

Retirement and Institutional Investors —

eligible investors

Retirement Plans with omnibus accounts

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally choose among two classes of shares: Class A and Class C shares.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

As of November 20, 2006, Class B shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund. However, Retirement Plans that held Class B shares prior to that date will continue to be permitted to make additional investments in that class.

Other Retirement Plans

Other Retirement Plan investors can generally choose among three classes of shares: Class A, Class B and Class C shares. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose among these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Clients of Eligible Financial Intermediaries

Clients of Eligible Financial Intermediaries may generally invest in Class A shares. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that offer their clients fund shares through investment programs authorized by LMIS. Such investment programs may include fee-based advisory account programs and college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Institutional Investors

Institutional Investors may invest in Class A, Class B and Class C shares of the fund, each of which have different investment minimums, fees and expenses. “Institutional Investors” generally include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities with direct relationships to the fund.

Class A — Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may purchase Class A shares through programs sponsored by financial intermediaries.

Class B — Retirement Plans

Class B shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund. However, certain Retirement Plans that held Class B shares prior to November 20, 2006 are permitted to make additional investments in that class.

20	Western Asset Money Market Funds

Retirement and Institutional Investors —

eligible investors cont’d

Class C — Retirement Plans

LMIS pays Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund an annual distribution and/or service fee of up to 0.10% of the average daily net assets represented by the Class C shares serviced by them.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will remain eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please read the SAI for more details.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from a fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and/or distribution fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes, please contact your Service Agent for additional details.

Western Asset Money Market Funds	21

Buying shares

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•Name of fund being bought

•Class of shares being bought

•Dollar amount or number of shares being bought

•Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 or 1-212-857-8181 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

Enclose a check to pay for the shares, or arrange for the wiring of federal funds by calling the fund at 1-877-721-1926 or 1-212-857-8181.

Orders received by telephone after the time at which the fund calculates its net asset value on a day will not be processed and the investor must resubmit the order on the fund’s next business day.

Effectiveness of purchase orders

Purchase orders for shares of the fund become effective after your order and the purchase price in federal funds or other immediately available funds are received in proper order by the fund. Orders must be received before the fund calculates its net asset value on a day (normally 12:00 noon (Eastern time)) that the fund is open for business. If received after the fund calculates its net asset value, your order (except for telephonic orders made directly with a fund, which must be resubmitted) will be effective on the following fund business day at the time the fund calculates its net asset value.

If you pay by check, your purchase order for shares becomes effective on the fund business day following receipt at the time the fund calculates its net asset value on that day.

If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

22	Western Asset Money Market Funds

Buying shares cont’d

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•If you do not have sufficient funds in your account on a transfer date, your Service Agent or the fund’s agents may charge you a fee

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	23

Exchanging shares

Generally	You may exchange shares of a fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business.
Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•If you are the customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the fund at 1-877-721-1926 or 1-212-857-8181

•Exchanges may be made only between accounts that have identical registrations

•Not all funds offer all classes

•Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

•Remember that an exchange is normally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

•The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•Your shares may be subject to an initial sales charge at the time of the exchange

•You will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

•Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-212-857-8181.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

24	Western Asset Money Market Funds

Exchanging shares cont’d

Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	25

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-212-857-8181 to redeem shares of the fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time that the fund calculates its net asset value (normally 12:00 noon (Eastern time)) on any day the fund is open for business, your redemption proceeds normally will be sent one business day after your request is received, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur transaction costs converting the securities into cash.

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•The fund name, the class of shares being redeemed and your account number

•The dollar amount or number of shares being redeemed

•Signature of each owner exactly as the account is registered

•Signature guarantees, as applicable (see “Other things to know about transactions”)

26	Western Asset Money Market Funds

Redeeming shares cont’d

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-212-857-8181.

Please have the following information ready when you place your redemption request:

•Name of fund being redeemed

•Class of shares being redeemed

•Account number

If you hold your shares directly with the fund and your telephonic redemption request is submitted after the fund calculates its net asset value, your request will not be accepted and you must resubmit your request on the next business day.

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50.

The following conditions apply:

•Your shares must not be represented by certificates

•Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•You must elect to have all dividends and distributions reinvested

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Western Asset Money Market Funds	27

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with an APO/FPO addresses or an addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption or exchange orders by telephone. In that case, shareholders should consider using the fund’s other redemption and exchange procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming over $50,000 with proceeds going to an address or bank not currently in file

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

28	Western Asset Money Market Funds

Other things to know about transactions cont’d

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

The Boards of the non-money market funds sold by the distributor have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds and that may apply to exchanges from or into the fund described in this Prospectus. If you plan to exchange your money market shares for shares of another fund sold by the distributor, please read the prospectus of that other fund.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Western Asset Money Market Funds	29

Dividends, distributions and taxes

Dividends and distributions

The fund calculates its net income each business day when it calculates its net asset value, and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Dividends and capital gain distributions, if any, are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

30	Western Asset Money Market Funds

Share price/Fund business days

You may buy, exchange or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund normally closes for business and calculates its NAV at 12:00 noon (Eastern time). On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close earlier than noon due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and calculate its NAV as of the time of its early close.

When the NYSE closes earlier than noon on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and calculate its NAV at such time the NYSE closes. For 2011, it is expected that the NYSE will close at 1:00 p.m. (Eastern time) on November 25, 2011.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-212-857-8181 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Money Market Funds	31

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class of the fund for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the fund’s and the predecessor fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the Annual Report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of the fund’s predecessor. In August 2009, the fund’s fiscal year end was changed from December 31st to August 31st. This change has resulted in a “stub period” annual report produced for the eight-month period ended August 31, 2009.

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1,2]	2010	2009[3]		2008[4]		2007[4]	2006[4,5]		2005[4,5]
Net asset value, beginning of year	$1.000	$1.000		$1.000		$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.001	0.003		0.027		0.048	0.045		0.027
Net realized gain (loss)	(0.002)	(0.000)	[6]	0.000	[6]	(0.000) [6]	(0.000)	[6]	0.000 [6]
Proceeds from settlement of a regulatory matter	0.003	—		—		—	—		—
Total income from operations	0.002	0.003		0.027		0.048	0.045		0.027
Less distributions from:
Net investment income	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)		(0.027)
Total distributions	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)		(0.027)
Net asset value, end of year	$1.000	$1.000		$1.000		$1.000	$1.000		$1.000
Total return[7]	0.16%[8]	0.33%[9]		2.73%[9]		4.90%	4.62%		2.75%
Net assets, end of year (billions)	$13	$17		$20		$29	$25		$18
Ratios to average net assets:
Gross expenses	0.54%[10]	0.57%[10,11]		0.51%[10]		0.51%	0.52%[12]		0.58%
Net expenses[13,14]	0.26 [10,15,16]	0.55	[10,11,15,16]	0.51	[10]	0.51	0.51	[12,15]	0.58
Net investment income	0.08	0.52	[11]	2.76		4.79	4.55		2.72

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period January 31, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.08%.

[9]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[10]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.25%, respectively, for the year ended August 31, 2010, 0.51% and 0.49%, respectively, for the period ended August 31, 2009 and would both have been 0.51% for the year ended December 31, 2008.

[11]	Annualized.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[13]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70%.

[14]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[15]	Reflects fee waivers and/or expense reimbursements.

[16]	In order to maintain a minimum yield, additional waivers were implemented.

32	Western Asset Money Market Funds

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2010		2009[2]		2008[3]		2007[4]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[5]	0.001		0.022		0.034
Net realized gain (loss)	(0.002)		0.000	[5]	0.000	[5]	(0.000)	[5]
Proceeds from settlement of a regulatory matter	0.005		—		—		—
Total income from operations	0.003		0.001		0.022		0.034
Less distributions from:
Net investment income	(0.003)		(0.001)		(0.022)		(0.034)
Total distributions	(0.003)		(0.001)		(0.022)		(0.034)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000
Total return[6]	0.27%[7]		0.08%[8]		2.22%[8]		3.46%
Net assets, end of year (millions)	$31		$46		$53		$31
Ratios to average net assets:
Gross expenses	1.18%		1.12%[9,10]		1.03%[9]		0.98%[10]
Net expenses[11]	0.32	[12,13]	0.93	[9,10,12,13]	1.03	[9]	0.98	[10]
Net investment income	0.02		0.12	[10]	2.12		4.31	[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	For the year ended December 31.

[4]	For the period March 19, 2007 (inception date) to December 31, 2007.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%.

[8]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[9]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.90%, respectively, for the period ended August 31, 2009 and would both have been 1.02% for the year ended December 31, 2008.

[10]	Annualized.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	33

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2010		2009[2]		2008[4]		2007[4]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[5]	0.001		0.019		0.033
Net realized gain (loss)	(0.001)		0.000	[5]	0.000	[5]	(0.000)	[5]
Proceeds from settlement of a regulatory matter	0.001		—		—		—
Total income from operations	0.000	[5]	0.001		0.019		0.033
Less distributions from:
Net investment income	(0.000)	[5]	(0.001)		(0.019)		(0.033)
Total distributions	(0.000)	[5]	(0.001)		(0.019)		(0.033)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000
Total return[6]	0.03%[7]		0.10%[8]		1.93%[8]		3.35%
Net assets, end of year (millions)	$131		$162		$171		$157
Ratios to average net assets:
Gross expenses	1.14%		1.14%[9,10]		1.30%[10]		1.12%[9]
Net expenses[11]	0.31	[12,13]	0.90	[9,10,12,13]	1.30	[10]	1.12	[9]
Net investment income	0.02		0.14	[9]	1.90		4.17	[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	For the year ended December 31.

[4]	For the period March 19, 2007 (inception date) to December 31, 2007.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%.

[8]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[9]	Annualized.

[10]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.09% and 0.86%, respectively, for the period ended August 31, 2009 and would both have been 1.29% for the year ended December 31, 2008.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker/dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus.]

Western Asset

Money Market Fund

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-212-857-8181, or by writing to the fund at 55 Water Street, New York, New York 10041.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-04052)

WASX011179ST 12/10

December 31, 2010

Legg Mason Partners Money Market Trust

Western Asset Liquid Reserves

Class N (CIRXX), Class A (LLAXX), Class B (LLBXX), Class C (LWCXX) and Service Shares (LQSXX)

Western Asset U.S. Treasury Reserves

Class N (CISXX) and Service Shares (LTSXX)

Western Asset Government Money Market Fund

Class N (LGMXX), Class A (SMGXX), Class I (SGYXX) and Service Shares (LGSXX)

Western Asset Tax Free Reserves

Class N (CIXXX), Class A (LWAXX), Class B (LTBXX), Class C (LTCXX) and Service Shares (LXSXX)

Western Asset California Tax Free Money Market Fund

Class N (CFAXX), Class A (LOAXX) and Service Shares (LFSXX)

Western Asset Connecticut Municipal Money Market Fund

Class N (CFNXX), Class A (CNNXX), Class I (CCYXX) and Service Shares (LTNXX)

Western Asset New York Tax Free Money Market Fund

Class N (CIYXX), Class A (LNAXX) and Service Shares (LNSXX)

Western Asset Money Market Fund

Class A (SBCXX), Class B (SBOXX) and Class C (SBZXX)

55 Water Street

New York, New York 10041

1-877-721-1926

1-212-857-8181

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectus for Class N shares of each of Western Asset Liquid Reserves (“Liquid Reserves”), Western Asset U.S. Treasury Reserves (“U.S. Treasury Reserves”), Western Asset Government Money Market Fund (“Government Money Market Fund”), Western Asset Tax Free Reserves (“Tax Free Reserves”), Western Asset California Tax Free Money Market Fund (“California Tax Free Money Market Fund”), Western Asset Connecticut Municipal Money Market Fund (“Connecticut Municipal Money Market Fund”) and Western Asset New York Tax Free Money Market Fund (“New York Tax Free Money Market Fund”), the Prospectus for Class A, Class B and Class C shares of Liquid Reserves, Class A and Class I shares of Government Money Market Fund, Class A, Class B and Class C shares of Tax Free Reserves, Class A shares of California Tax Free Money Market Fund, Class A and Class I shares of Connecticut Municipal Money Market Fund and Class A shares of New York Tax Free Money Market Fund, the Prospectus for Service Shares of each of Liquid Reserves, U.S. Treasury Reserves, Government Money Market Fund, Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund, and the Prospectus for Class A, Class B and Class C shares of Western Asset Money Market Fund (“Money Market Fund” and collectively, the “funds”), each dated December 31, 2010, each as amended or supplemented from time to time, and is incorporated by reference in its entirety into each of the Prospectuses.

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason fund complex, each fund assumed the assets and liabilities of a predecessor fund effective April 16, 2007. Each fund is a series of Legg Mason Partners Money Market Trust (the “Trust”), a Maryland statutory trust. Certain historical information with respect to a fund contained in this SAI for periods prior to April 16, 2007 is that of the fund’s predecessor. Prior to May 31, 2010, Liquid Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax

Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund were known as Western Asset / CitiSM Liquid Reserves, Western Asset / CitiSM U.S. Treasury Reserves, Western Asset / CitiSM Tax Free Reserves, Western Asset / CitiSM California Tax Free Reserves, Western Asset / CitiSM Connecticut Tax Free Reserves and Western Asset / CitiSM New York Tax Free Reserves, respectively. Prior to June 1, 2009, Liquid Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund were known as CitiSM Cash Reserves, CitiSM U.S. Treasury Reserves, CitiSM Tax Free Reserves, CitiSM California Tax Free Reserves, CitiSM Connecticut Tax Free Reserves and CitiSM New York Tax Free Reserves, respectively. Prior to April 16, 2007, Western Asset Money Market Fund was known as Smith Barney Money Funds, Inc.—Cash Portfolio and Western Asset Government Money Market Fund was known as Smith Barney Money Funds, Inc.—Government Portfolio.

Additional information about each fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual reports contain financial statements that are incorporated herein by reference. The Prospectuses and copies of these reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the applicable fund (each called a “Service Agent”), by writing or calling the Trust at the address or telephone numbers set forth above, by sending an e-mail request to prospectus@leggmason.com or by visiting the funds’ website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the sole and exclusive distributor for the funds.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MASTER/FEEDER STRUCTURE

Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company. Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each portfolio has the same investment objectives and policies as its corresponding fund.

The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding portfolios will be less than or approximately equal to the expenses that each fund would incur if the assets of the fund were invested directly in the types of securities held by its portfolio. Each fund may withdraw its investment in its portfolio at any time, and will do so if the fund’s Trustees believe it to be in the best interest of the fund’s shareholders. If a fund were to withdraw its investment in its portfolio, the fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a fund were to withdraw, the fund could receive securities from the portfolio instead of cash, causing the fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

Each portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a portfolio will notify its corresponding fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a fund to withdraw its investment in its portfolio.

The portfolios, as series of a Maryland statutory trust, are not required to hold and have no intention of holding annual meetings of investors. However, when a portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the portfolio will submit matters to its investors for a vote. When a fund is asked to vote on matters concerning its corresponding portfolio (other than a vote to continue the portfolio following the withdrawal of an investor), the fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the fund could be outvoted, or otherwise adversely affected, by other investors in the portfolio.

The portfolios may sell interests to investors in addition to the funds. These investors may be funds which offer shares to their shareholders with different costs and expenses than the funds. Therefore, the investment returns for all investors in funds investing in a portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

Each portfolio is open for business on each day that its corresponding fund is open for business as set forth in the funds’ Prospectuses. Each portfolio determines its net asset value at the same time on each business day as its corresponding fund (typically 4:00 p.m. (Eastern time) in the case of Liquid Reserves Portfolio, 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves Portfolio, or 12:00 noon (Eastern time) in the case of Tax Free Reserves Portfolio), but subject to certain exceptions as set forth in the fund’s Prospectuses (for each portfolio, the “NAV Calculation Time”). A fund may add to or reduce its investment in the portfolio on each business day. On each such business day, the value of each investor’s interest in the portfolio is determined at its NAV Calculation Time by multiplying the net asset value of the portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the portfolio as of its NAV Calculation Time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the portfolio as of its NAV Calculation Time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the portfolio by all investors in the portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the portfolio as of its NAV Calculation Time, on the following business day of the portfolio. Notwithstanding the foregoing, to the extent that a portfolio’s net asset value is determined at a time earlier than provided above, each of the determinations described above in this paragraph shall take place at the earlier time that the portfolio’s net asset value is determined. For more information, see the funds’ Prospectuses.

Information about other holders of interests in the portfolios is available from LMIS.

Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, the funds invest all or a portion of their assets in multiple investment companies.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each of Liquid Reserves, U.S. Treasury Reserves, Government Money Market Fund and Money Market Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund (collectively, the “Tax Free Funds”) is classified as non-diversified under the 1940 Act. Each fund is a money market fund that intends to comply with the provisions of Rule 2a-7 under the 1940 Act.

The funds’ Prospectuses discuss each fund’s investment objective(s) and strategies. The following discussion supplements the description of each fund’s investment strategies in its Prospectus(es).

Investment Objectives

Liquid Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

U.S. Treasury Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Government Money Market Fund. The fund seeks maximum current income and preservation of capital.

Tax Free Reserves. The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

California Tax Free Money Market Fund. The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

Connecticut Municipal Money Market Fund. The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

New York Tax Free Money Market Fund. The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

Money Market Fund. The fund seeks maximum current income and preservation of capital.

The investment objectives of the funds are non-fundamental and may be changed without shareholder or investor approval.

Principal Investment Strategies and Certain Limitations

Following is a summary of the principal investment strategies and certain investment limitations of each of the funds.

The Trust seeks to achieve the investment objective(s) of each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each portfolio has the same investment objectives and policies as its corresponding fund.

Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the portfolios in which they invest, the following applies to both the funds and the portfolios, as applicable. A fund may withdraw its investment from its corresponding portfolio at any time, if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the fund to do so. If a fund were to then invest directly in securities, the fund’s assets would be invested in accordance with the applicable investment policies described below.

Liquid Reserves

Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category, or if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

The fund limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the fund at no time owns certificates of deposit with a principal amount in excess of the amount that is fully insured by FDIC insurance of any one of those issuers.

The fund limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks, which banks (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment policies.

U.S. Treasury Reserves

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment policies. If, however, either the fund or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, the fund would give written notice to its shareholders at least 60 days prior to implementing the change.

Government Money Market Fund

Minimum credit quality. The fund invests in U.S. government obligations that, at the time of purchase, are deemed to be “first tier” securities under applicable regulations. If, after purchase, the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasury securities and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

Tax Free Reserves

Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold. The maturities of variable rate instruments held by the fund are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations (“municipal securities”) that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal taxes and/or the AMT, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Circumstances in which the fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the subadviser, it is advisable to do so because of adverse market conditions affecting the market for municipal securities. The kinds of taxable securities in which the fund’s assets may be invested are generally limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any municipal securities or obligations of the U.S. government or its agencies, instrumentalities, or authorities. See “Supplemental Information Regarding Investment Practices and Risk Factors” below for a description of these types of investments. As described above, the fund’s assets may also be invested in municipal securities which are subject to an AMT.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

Each of the fund’s and portfolio’s policy to invest at least 80% of its assets, under normal market conditions, in certain municipal securities may not be changed without shareholder or investor approval.

California Tax Free Money Market Fund

Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold. The maturities of variable rate instruments held by the fund are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”), and California personal income taxes (“California municipal securities”). These municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in California municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

In order for the fund to pay dividends that are exempt from federal tax and California personal income tax, the fund must continue to qualify as a “regulated investment company” for federal income tax purposes and at the end of each quarter of its taxable year at least 50% of the fund’s assets must be tax-exempt securities. In addition, in order for the fund to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the fund’s total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual (“California Exempt-Interest Securities”).

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal tax, the AMT and/or California state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Circumstances in which the fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the subadviser, it is advisable to do so because of adverse market conditions affecting the market for municipal securities. The kinds of taxable securities in which the fund’s assets may be invested are generally limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any municipal securities or obligations of the U.S. government or its agencies, instrumentalities, or authorities. See “Supplemental Information Regarding Investment Practices and Risk Factors” below for a description of these types of investments. As described above, the fund’s assets may also be invested in municipal securities which are subject to an AMT.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The fund’s policy to invest at least 80% of its assets, under normal market conditions, in California municipal securities may not be changed without shareholder or investor approval.

Connecticut Municipal Money Market Fund

Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold. The maturities of variable rate instruments held by the fund are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”), and Connecticut personal income taxes (“Connecticut municipal securities”). These municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam)

and other qualifying issuers. These securities include participation or other interests in Connecticut municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal tax, the AMT and/or Connecticut state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Circumstances in which the fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the subadviser, it is advisable to do so because of adverse market conditions affecting the market for municipal securities. The kinds of taxable securities in which the fund’s assets may be invested are generally limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any municipal securities or obligations of the U.S. government or its agencies, instrumentalities, or authorities. See “Supplemental Information Regarding Investment Practices and Risk Factors” below for a description of these types of investments. As described above, the fund’s assets may also be invested in municipal securities which are subject to an AMT.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The fund’s policy to invest at least 80% of its assets, under normal market conditions, in Connecticut municipal securities may not be changed without shareholder or investor approval.

New York Tax Free Money Market Fund

Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold. The maturities of variable rate instruments held by the fund are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”), and New York State and New York City personal income taxes (“New York municipal securities”). These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to the AMT, regular federal tax and/or New York State and New York City personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

The fund may invest without limit obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Circumstances in which the fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the subadviser, it is advisable to do so because of adverse market conditions affecting the market for municipal securities. The kinds of taxable securities in which the fund’s assets may be invested are generally limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any municipal securities or obligations of the U.S. government or its agencies, instrumentalities, or authorities. See “Supplemental Information Regarding Investment Practices and Risk Factors” below for a description of these types of investments. As described above, the fund’s assets may also be invested in municipal securities which are subject to an AMT.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The fund’s policy to invest at least 80% of its assets, under normal market conditions, in New York municipal securities may not be changed without shareholder or investor approval.

Money Market Fund

Minimum credit quality. The fund invests exclusively in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. If, after purchase, the credit rating on a security is downgraded by one or more rating agencies or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days in accordance with applicable regulations. In addition, the fund must comply with rules with respect to the fund’s weighted average life. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper, asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation (the “FDIC”) or the issuing financial institution has more than $100 million of working capital or more than $1 billion of total assets. These include interests in securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

The fund may also invest in securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the FDIC (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). The fund may also invest in securities backed by letters of credit of non-U.S. banks if the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). In addition, the fund may invest in municipal obligations with a standby commitment provided by a bank or participation interests in municipal securities or variable rate demand obligations issued and/or provided with credit support by banks.

The fund will not invest more than 5% of its total assets in municipal obligations.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

SUPPLEMENTAL INFORMATION REGARDING INVESTMENT PRACTICES AND RISK FACTORS

The funds’ and the portfolios’ principal investment strategies are summarized above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the funds and the portfolios. Throughout this section, references to a fund apply to and correspond to the fund’s corresponding portfolio. To the extent permitted by law and a fund’s investment policies, a fund may engage in the practices described below.

Asset-Backed Commercial Paper and Other Asset-Backed Securities (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

The funds may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables (“CARS”), and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of a fund, since the fund may be forced to reinvest any prepaid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Asset-backed commercial paper (“ABCP”) typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity by issuing additional ABCP. This may delay the sale of the underlying collateral and the fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes typically are of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Consistent with each fund’s investment objective and policies the fund may also invest in other types of asset-backed and receivable-backed securities.

Banking Industry Concentration (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Up to 25% of a fund’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of a fund’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the subadviser, as that of investing in instruments issued by the branch’s domestic parent.

Certificates of deposit (“CDs”) are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits (“Fixed

TDs”) are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, Fixed TDs may be withdrawn on demand by a fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although Fixed TDs do not have a market, there are no contractual restrictions on a fund’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’ acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, a fund may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, a fund generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject.

Obligations of foreign branches of domestic banks and of foreign branches of foreign banks, such as CDs and Fixed TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by governmental regulation. Such obligations are subject to many of the same risks as those of domestic banks or domestic branches of foreign banks. They are also subject to risks such as foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Since a fund may hold investments in non-U.S. bank obligations, an investment in a fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by a fund, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on CDs or Fixed TDs that might affect adversely such payment on such obligations held by a fund.

Borrowings (each fund)

A fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When a fund invests borrowing proceeds in other securities, the fund will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.

A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

The 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Commercial Paper (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs.

Custodial Receipts (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Custodial receipts or certificates are underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. government notes or bonds or on certain municipal obligations. The underwriter of these certificates or receipts typically purchases U.S. government securities or municipal obligations and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Demand Instruments (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

The funds may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. The funds currently are permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of 13 months or less, notwithstanding that they may otherwise have a stated maturity in excess of 13 months. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7 of the 1940 Act. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument’s credit quality and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

Variable rate demand instruments include variable rate demand preferred shares or other forms of liquidity protected preferred shares that are issued by closed end investment companies that invest in municipal securities. These preferred shares have a liquidation preference and pay a dividend that is set weekly or at some other interval (typically 28 days) by a remarketing agent or through a similar process that is designed to approximate current prevailing interest rates. A fund, as a holder of one of these instruments, will have the right to tender the securities for remarketing or, if the securities can not be remarketed, to tender the securities to a liquidity provider, in each case at a price equal to its liquidation preference plus accrued dividends. A fund would have no right to tender the shares to the issuer for payment or redemption, and the shares will be not freely transferable. A fund will be subject to the risk that the liquidity provider will not be able to honor its unconditional commitment to purchase the shares.

See also “Municipal Securities—Demand Instruments.”

Floating Rate and Variable Rate Obligations (each fund other than U.S. Treasury Reserves)

Each fund may purchase floating rate and variable rate obligations, including participation interests therein. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. For purposes of determining whether a variable rate instrument held by a fund matures within 397 days from the date of its acquisition, and for purposes of calculating the weighted average maturity of a fund’s portfolio, the maturity of the instrument will be deemed to be the longer of (1) the period required before a fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument’s next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. For the purposes of determining the weighted average life of a fund’s portfolio, the period remaining for each adjustable-rate security without a Demand Feature would have a maturity equal to its final legal maturity.

The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable or fixed-rate securities owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying securities may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline a fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a fund’s yield will increase and its shareholders will have reduced risk of capital depreciation.

Foreign Investments (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Investments in securities issued by or provided with credit enhancements by foreign banks or other foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer.

High Quality Corporate Obligations (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the highest rating category or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in the highest rating category for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating.

Illiquid Assets (each fund)

Illiquid assets are assets that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to them by the fund. These assets include, among others, certain securities that are subject to legal or contractual restrictions on resale and any repurchase transactions that do not mature within seven days. A fund may not be able to sell illiquid securities and other assets in its portfolio at a time when the sale would be desirable or at a price the fund deems representative of their value. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses.

Certain restricted securities can be traded freely among qualified purchasers in accordance with Rule 144A under the Securities Act of 1933 (the “1933 Act”). The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Board has delegated to the subadviser authority to determine whether particular securities eligible for trading under Rule 144A are and continue to be “liquid.” Investing in these restricted securities could have the effect of increasing a fund’s illiquidity, however, if qualified purchasers become uninterested in buying these securities.

Lending of Securities (each fund)

Consistent with applicable regulatory requirements and in order to generate income, a fund may lend its securities to broker/dealers and other institutional borrowers. Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. government obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a fund would be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for this purpose. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the subadviser to be of good standing, and when, in the judgment of the subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a fund could suffer loss if the loan is terminated and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer. If a fund does lend securities, it is not intended that the value of the securities loaned by the fund would exceed 33 1/3% of the value of its net assets.

The funds do not currently intend to engage in securities lending although the funds may engage in transactions (such as reverse repurchase agreements) which have similar characteristics.

Money Market Instruments Generally (each fund other than U.S. Treasury Reserves)

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Mortgage-Backed Securities (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Interest and principal payments on mortgage-backed securities (“MBS”) are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by a fund are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. MBS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Municipal Securities (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to the AMT.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Private Activity Bonds

Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Under current federal income tax law, interest on municipal bonds issued after August 7, 1986 which are specified private activity bonds and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such private activity bonds, will be treated as an item of tax preference for purposes of the AMT that is imposed on individuals and corporations by the Internal Revenue Code of 1986, as amended (the “Code”), though for regular federal income tax purposes such interest will remain fully tax-exempt. Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Although interest on all tax-exempt obligations (including private activity bonds) is generally included in “adjusted current earnings” of corporations for AMT purposes, interest on bonds issued in 2009 and 2010 generally is not included in adjusted current earnings.

Industrial Development Bonds

Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the AMT.

Tender Option Bonds

A tender option bond is a municipal bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the institution generally receives periodic fees equal to the difference between the municipal bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par. Thus, after payment of this fee, the security holder would effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate. (See “Structured Instruments” below.)

Municipal Leases

Municipal leases or installment purchase contracts are issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non- appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a fund’s exposure.

Participation Interests

Tax-exempt participation interests in municipal obligations (such as private activity bonds and municipal lease obligations) are typically issued by a financial institution. A participation interest gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. A fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest. A fund typically will exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the fund in order to facilitate withdrawals from the fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying municipal obligations; in these cases, the underlying municipal obligations must meet the fund’s high credit standards at the time of purchase of the participation interest.

Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a fund. The issuer of the participation interest may bear the cost of insurance backing the participation interest, although a fund may also purchase insurance, in which case the cost of insurance will be an expense of the fund. Participation interests may be sold prior to maturity. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation. (See “Banking Industry Concentration” above.)

Municipal Notes

There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Tax-Exempt Commercial Paper

Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Demand Instruments

Municipal bonds may be issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to redeem the investment. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes.

These floating and variable rate instruments are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable- or fixed-rate municipal obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline the yield on these instruments will generally decline. On the other hand, during periods when prevailing interest rates increase, the yield on these instruments will generally increase and the instruments will have less risk of capital depreciation than instruments bearing a fixed rate of return.

See also “Floating Rate and Variable Obligations” and “Demand Instruments.”

Stand-By Commitments

Under a stand-by commitment a dealer agrees to purchase, at a fund’s option, specified municipal obligations held by a fund at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the fund.

A fund will generally acquire stand-by commitments to facilitate fund liquidity. The cost of entering into stand-by commitments will increase the cost of the underlying municipal obligation and similarly will decrease such security’s yield to investors. Gains, if any, realized in connection with stand-by commitments will be taxable.

Additional Risks Relating to Municipal Securities

Tax risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of the fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal and/or state income tax and AMT purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and its service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information risk. Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

State and Federal law risk. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

Market and ratings risk. The yields on municipal obligations are dependent on a variety of factors, including economic and monetary conditions, general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. Adverse economic, business, legal or political developments might affect all or substantial portions of a fund’s municipal obligations in the same manner.

Unfavorable developments in any economic sector may have far-reaching ramifications for the overall or any state’s municipal market.

Although the ratings of tax-exempt securities by ratings agencies are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the ratings agency, at the time of issuance of the rating, of the economic viability of the issuer of a general obligation bond or, with respect to a revenue bond, the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation, but do not reflect an assessment of the market value of the obligation. See Appendix A for additional information regarding ratings. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Liquidity. In general, the secondary market for tax-exempt securities may be less liquid than that for taxable fixed-income securities.

Taxable Municipal Obligations

The market for taxable municipal obligations is relatively small, which may result in a lack of liquidity and in price volatility of those securities, although the recently enacted federal Build America Bond program may increase the attractiveness of and the market for such obligations. Interest on taxable municipal obligations is includable in gross income for regular federal income tax and AMT purposes. While interest on taxable municipal obligations may be exempt from personal taxes imposed by the state within which the obligation is issued, such interest will nevertheless generally be subject to all other state and local income and franchise taxes.

Risks Inherent in an Investment in Different Types of Municipal Securities

General Obligation Bonds. General obligation bonds are backed by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. Some such factors are the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control.

Industrial Development Revenue Bonds (“IDRs”). IDRs are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors, which may have an adverse impact on the credit quality of the particular company or industry.

Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will be sufficient to cover the costs associated with their bonds. It may also be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

Single Family and Multi-Family Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single-family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities.

Power Facility Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates that they may charge their customers, the demand for a utility’s services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility’s results of operations. The subadviser cannot predict the effect of such factors on the ability of issuers to meet their obligations with respect to bonds.

Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of “no growth” zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors of which an investor should be aware are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution’s ability to make payments on its own.

Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments, which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rents cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

Capital Improvement Facility Bonds. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation on the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires more waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

Moral Obligation Bonds. A moral obligation bond is a type of revenue bond issued by a state or municipality pursuant to legislation authorizing the establishment of a reserve fund to pay principal and interest payments if the issuer is unable to meet its obligations. The establishment of such a reserve fund generally requires appropriation by the state legislature, which is not legally required. Accordingly, the establishment of a reserve fund is generally considered a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Refunded Bonds. Refunded bonds are typically secured by direct obligations of the U.S. government, or in some cases obligations guaranteed by the U.S. government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally non-callable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

Airport, Port and Highway Revenue Bonds. Certain facility revenue bonds are payable from and secured by the revenue from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The subadviser cannot predict what effect conditions may have on revenues which are required for payment on these bonds.

Special Tax Bonds. Special tax bonds are payable from and secured by the revenues derived by a municipality from a particular tax. Examples of such special taxes are a tax on the rental of a hotel room, the purchase of food and beverages, the rental of automobiles or the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Therefore, payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a state or local government’s proportionate share in the Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in November 1998 between the attorneys general of 46 states (Florida, Minnesota, Mississippi and Texas all settled independently) and six other U.S. jurisdictions (including the District of Columbia, Puerto Rico and Guam), and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson, and Lorillard). Subsequently, 34 smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 99%. The MSA basically provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Annual payments are highly dependent on annual domestic cigarette shipments and inflation, as well as several other factors. As a result, payments made by tobacco manufacturers could be negatively impacted by a decrease in tobacco consumption over time. A market share loss by the MSA companies to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy could cause delays or reductions in bond payments.

Certain tobacco settlement revenue bonds are issued with “turbo” redemption features. Under this turbo structure, all available excess revenues are applied as an early redemption to the designated first turbo maturity until it is completely repaid, and then to the next turbo maturity until paid in full, and so on. The result is that the returned principal creates an average maturity that could be much shorter than the legal final maturity.

Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Therefore, additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

Convention Facility Bonds. Bonds in the convention facilities category include special limited obligation securities issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

Correctional Facility Bonds. Bonds in the correctional facilities category include special limited obligation securities issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

States and Other U.S. Territories

California. California Tax Free Money Market Fund intends to invest a high proportion of its assets in California municipal obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

There can be no assurance that current or future economic difficulties in the United States or California and the resulting impact on the state will not adversely affect the market value of California municipal obligations held by California Tax Free Money Market Fund or the ability of particular issuers to make timely payments of debt service on these obligations. It should also be noted that the fiscal condition and creditworthiness of the state may not have a direct relationship to the fiscal condition or creditworthiness of other issuers or obligors of California municipal obligations. There is no obligation on the part of the state to make payments on those securities in the event of default.

For further information concerning the economy of California, see Appendix C to this SAI. The summary set forth above and in Appendix C is included for the purpose of providing a general description of the state of California’s credit and financial conditions, is based on information from statements of issuers of California municipal obligations, and does not purport to be complete. California Tax Free Money Market Fund is not responsible for the accuracy, completeness or timeliness of this information.

Connecticut. Connecticut Municipal Money Market Fund intends to invest a high proportion of its assets in Connecticut municipal obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

There can be no assurance that current or future economic difficulties in the United States or Connecticut and the resulting impact on the state will not adversely affect the market value of Connecticut municipal obligations held by Connecticut Municipal Money Market Fund or the ability of particular issuers to make timely payments of debt service on these obligations. It should also be noted that the fiscal condition and creditworthiness of the state may not have a direct relationship to the fiscal condition or creditworthiness of other issuers or obligors of Connecticut municipal obligations. There is no obligation on the part of the state to make payments on those securities in the event of default.

For further information concerning the economy of Connecticut, see Appendix D to this SAI. The summary set forth above and in Appendix D is included for the purpose of providing a general description of the state of Connecticut’s credit and financial conditions, is based on information from statements of issuers of Connecticut municipal obligations, and does not purport to be complete. Connecticut Municipal Money Market Fund is not responsible for the accuracy, completeness or timeliness of this information.

New York. New York Tax Free Money Market Fund intends to invest a high proportion of its assets in New York municipal obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

There can be no assurance that current or future economic difficulties in the United States or New York and the resulting impact on the state will not adversely affect the market value of New York municipal obligations held by New York Tax Free Money Market Fund or the ability of particular issuers to make timely payments of debt service on these obligations. It should also be noted that the fiscal condition and creditworthiness of the state may not have a direct relationship to the fiscal condition or creditworthiness of other issuers or obligors of New York municipal obligations. There is no obligation on the part of the state to make payments on those securities in the event of default.

For further information concerning the economy of New York, see Appendix E to this SAI. The summary set forth above and in Appendix E is included for the purpose of providing a general description of the state of New York’s credit and financial conditions, is based on information from statements of issuers of New York municipal obligations, and does not purport to be complete. New York Tax Free Money Market Fund is not responsible for the accuracy, completeness or timeliness of this information.

Other U.S. Territories. Each of the Tax Free Funds may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions (such as the U.S. Virgin Islands and Guam). Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers.

Puerto Rico. General obligations and/or revenue bonds of issuers located in the Commonwealth of Puerto Rico may be affected by political, social and economic conditions in Puerto Rico. The following is a brief summary of factors affecting the economy of the Commonwealth of Puerto Rico and does not purport to be a complete description of such factors.

The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, transportation, communications, public utilities and tourism, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

The economy of Puerto Rico is closely linked to the United States economy. Most external factors that affect the Puerto Rico economy are determined by the policies and performance of the United States. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to reduced government revenues.

There can be no assurance that current or future economic difficulties in the United States or Puerto Rico and the resulting impact on Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations held by the funds or the ability of particular issuers to make timely payments of debt service on these obligations.

For further information concerning obligations of the government of Puerto Rico, see Appendix F to this SAI. The summary set forth above and in Appendix F is included for the purpose of providing a general description of Puerto Rico’s credit and financial conditions, is based on information from statements of issuers of Puerto Rico municipal obligations (and, in the case of the above summary, other information issued by the commonwealth) and does not purport to be complete. The fund is not responsible for the accuracy, completeness or timeliness of this information.

Guam. General obligations and/or revenue bonds of issuers located in Guam may be affected by political, social and economic conditions in Guam. The following is a brief summary of factors affecting the economy of Guam and does not purport to be a complete description of such factors.

Guam, the westernmost territory of the U.S., is located 3,700 miles to the west-southwest of Honolulu, Hawaii and approximately 1,500 miles southeast of Tokyo, Japan. In 2009, the population of Guam was estimated to be 178,430.

Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Tourism, particularly from Japan, where approximately 74% of visitors to Guam originated in 2008, represents the primary source of income for Guam’s economy. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond Guam’s control, can adversely affect its tourism industry. Guam is also exposed to periodic typhoons, tropical storms, super typhoons and earthquakes. The U.S. military presence also affects economic activity on Guam in various ways. Economic, geopolitical, and other influences which are beyond Guam’s control could cause the U.S. military to reduce its existing presence on Guam or forgo any planned enhancements to its presence on Guam. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy.

United States Virgin Islands. General obligations and/or revenue bonds of issuers located in the U.S. Virgin Islands may be affected by political, social and economic conditions in the U.S. Virgin Islands. The following is a brief summary of factors affecting the economy of the U.S. Virgin Islands and does not purport to be a complete description of such factors.

The U.S. Virgin Islands consists of four main islands: St. Croix, St. Thomas, St. John, and Water Island and approximately 70 smaller islands, islets and cays. The total land area is about the size of Washington, D.C. The U.S. Virgin Islands is located 60 miles east of Puerto Rico and 1,075 miles south of Miami, Florida in the Caribbean Sea and the Atlantic Ocean. In 2009, the population of the U.S. Virgin Islands was estimated at 109,825.

With tourist visits of approximately two million annually, tourism accounts for a substantial portion of the Gross Domestic Product (GDP). A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the Territory, can adversely affect its tourism. Tourism-related services help increase private sector employment. Other private sector employment includes wholesale and trade, manufacturing (petroleum refining, textiles, electronics, pharmaceuticals and watch assembly) and construction and mining. HOVENSA, one of the world’s largest petroleum refineries is located on the island of St. Croix and is the Territory’s largest private sector employer. The agricultural sector is small, with most of the islands’ food being imported. International business and financial services are small but growing components of the economy.

Repurchase Agreements (each fund other than U.S. Treasury Reserves)

A fund may enter into repurchase agreements with banks and with certain dealers on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, a fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. All repurchase agreements entered into by a fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to an amount of the repurchase obligation, including interest thereon, and a fund or its custodian shall have control of the collateral, which the subadviser believes will give the applicable fund a valid, perfected security interest in the collateral. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the funds. A fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the fund exceed 5% of the fund’s total assets. Although a qualifying repurchase agreement generally receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in a fund’s or portfolio’s exercising its rights under the agreement.

Pursuant to an exemptive order issued by the SEC, the funds, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements, subject to certain conditions. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements (each fund)

A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in a fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The funds may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Risks Associated With Sources of Liquidity or Credit Support (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Issuers of obligations may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts and demand features, and insurance, provided by domestic or foreign entities such as banks and other financial institutions. Changes in the credit quality of the entities providing the enhancement could affect the value of the securities or a fund’s share price. Banks and certain financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit. See also “Banking Industry Concentration.”

Sovereign Debt (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Sovereign debt obligations are obligations of, or guaranteed by, non-U.S. governments. Generally, such obligations may be subject to the additional risks described above in connection with the purchase of non-U.S. bank obligations.

Structured Instruments (each fund other than U.S. Treasury Reserves and Government Money Market Fund)

Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker/dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution. With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a fund may invest include: (1) tender option bonds (discussed above), (2) swap products, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) partnerships, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be more volatile, less liquid and more difficult to price accurately than less complex securities or more traditional debt securities.

These types of instruments raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of a fund.

U.S. Government Obligations (each fund, U.S. Treasury Reserves with respect to U.S. Treasury securities only)

U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of two to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as Government National Mortgage Association (“Ginnie Mae”) certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)), U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities it issues.

Forward Commitments and When-Issued Securities (each fund)

A fund may purchase securities on a “when-issued” or “to be announced” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the “when-issued” are fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the securities, takes place at a later date. In a “to be announced” transaction, a fund commits to purchase securities for which all specific information is not known at the time of the trade.

Securities purchased on a “when-issued” or “forward delivery” basis are subject to changes in value based upon the market’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these securities experiences appreciation when interest rates decline and depreciation when interest rates rise. Purchasing securities on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. At the time a fund enters into a “when-issued” or “forward delivery” commitment, the fund will set aside cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the commitment. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

An increase in the percentage of a fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Diversification

Liquid Reserves, U.S. Treasury Reserves, Government Money Market Fund, Money Market Fund, Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio are each currently classified as a diversified fund under the 1940 Act. This means that a fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of a fund’s total assets would be invested in securities of that issuer, or (b) a fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a fund can invest more than 5% of its assets in one issuer. A fund may only change to non-diversified status with the approval of the fund’s shareholders. Under the 1940 Act, such approval requires the affirmative vote (a) of 67% or more of the voting securities present at an annual or special meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund, New York Tax Free Money Market Fund, and Tax Free Reserves Portfolio are each currently classified as a non-diversified fund under the 1940 Act. A non-diversified fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than may a diversified fund. In this regard, a non-diversified fund is subject to greater risk than a diversified fund. Under the 1940 Act, a fund may change its classification from non-diversified to diversified without shareholder approval.

When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and only the assets and revenues of such entity back the security, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if only the assets and revenues of the nongovernmental user back that bond, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

Commodity Exchange Act Registration

Each fund and portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to each fund and portfolio under the Commodity Exchange Act, and therefore, are not subject to registration or regulation with respect to each fund and portfolio under the Commodity Exchange Act.

INVESTMENT POLICIES

Each fund and portfolio has adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of a fund or portfolio may not be changed without the vote of a majority of the outstanding voting securities of the fund or portfolio, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the fund or portfolio present at a fund or portfolio meeting, if the holders of more than 50% of the voting securities of the fund or portfolio are present or represented by proxy, or (b) more than 50% of the voting securities of the fund or portfolio. The Board may change non-fundamental restrictions at any time.

Whenever a fund is requested to vote on a change in the fundamental investment policies of a portfolio, the fund will either call a meeting of its shareholders and will vote its shares in the portfolio in accordance with instructions it receives from its shareholders, or vote its shares in a portfolio in the same proportion as the vote of all other investors in the portfolio.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Each fund’s and portfolio’s investment objective is non-fundamental.

Fundamental Investment Policies

Each fund’s and portfolio’s fundamental investment policies are as follows:

(1) The fund or portfolio may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(2) The fund or portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3) The fund or portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4) The fund or portfolio may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5) The fund or portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6) The fund or portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(7) Each fund or portfolio, except for Government Money Market Fund and Money Market Fund, may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each fund, other than U.S. Treasury Reserves, and each portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to each of Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund, New York Tax Free Money Market Fund and Tax Free Reserves Portfolio, bank participation interests in municipal obligations. Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, each of Government Money Market Fund and Money Market Fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, except that each fund may invest without limit in obligations issued by banks.

For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing, and thus, subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently no fund or portfolio contemplates borrowing money for leverage, but if a fund or portfolio does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a fund or portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a fund or portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund or portfolio may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the fund’s manager or a subadviser believes the income justifies the attendant risks. Each fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a fund or portfolio from purchasing or investing in debt obligations and loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, SEC rules limit a money market fund’s purchases of illiquid securities to 5% of total assets. The policy in (5) above will be interpreted not to prevent a fund and portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, SEC rules limit a money market fund’s purchases of illiquid securities to 5% of total assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The SEC has taken the position that money market funds may reserve the right to invest without limit in obligations of domestic banks without being deemed to concentrate their investments. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a fund and portfolio as to how to classify issuers within or among industries. Currently, Government Money Market Fund has no intention of purchasing or concentrating in banking obligations.

Each fund’s and portfolio’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Rule 2a-7 under the 1940 Act may limit a fund’s and portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

Additional Fundamental Investment Policy

As a fundamental policy, under normal market conditions, each Tax Free Fund and Tax Free Reserves Portfolio invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the AMT, and with respect to each of California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund, that is also exempt from California, Connecticut and New York State and New York City personal income taxes, respectively.

MANAGEMENT

The business and affairs of each of the funds are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee (including each Trustee of the funds who is not an “interested person” of the funds (an “Independent Trustee”)) and officer is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of each fund is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Independent Trustees#:
Elliott J. Berv Born 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)	59	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher Born 1938	Trustee	Since 1991	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)	59	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Jane F. Dasher Born 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)	59	None

Mark T. Finn Born 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)	59	None

Rainer Greeven Born 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)	59	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen Randolph Gross Born 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)	59	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc.
					(telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. Born 1941	Trustee	Since 1985	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	59	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Diana R. Harrington Born 1940	Trustee	Since 1992	Babson Distinguished Professor of Finance, Babson College (since 1992)	59	None

Susan M. Heilbron Born 1945	Trustee	Since 1994	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)	59	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley Born 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	59	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten Born 1941	Trustee	Since 1990	President, George Mason University (since 1996)	59	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
R. Richardson Pettit Born 1942	Trustee	Since 1990	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University	59	None
Interested Trustee and Officer:
R. Jay Gerken, CFA† Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)	136	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

#	Trustees who are not “interested persons” of the funds within the meaning of Section 2(a)(19) of the 1940 Act.
*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.
†	Mr. Gerken is an “interested person” of the fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:
Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006), and Legg Mason & Co. predecessors (prior to 2006)

John Chiota Born 1968 100 First Stamford Place Stamford, CT 06902	Chief Anti-Money Laundering Compliance Officer	Since 2007	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)
	and Identity Theft Prevention Officer	Since 2008

Robert I. Frenkel Born 1954 100 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Thomas C. Mandia Born 1962 100 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of SBFM and CFM (since 2002)

Kaprel Ozsolak Born 1965 55 Water Street New York, NY 10041	Chief Financial Officer	Since 2010	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

David Castano Born 1971 55 Water Street New York, NY 10041	Treasurer	Since 2010	Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to 2004)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Jeanne M. Kelly Born 1951 620 Eighth Avenue New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005); and Legg Mason & Co. predecessors (prior to 2005)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the officer took such office.

Each of the Trustees previously served as a trustee or director of certain predecessor funds in the Legg Mason-sponsored fund complex, and each Trustee was thus initially selected by the board of the applicable predecessor funds. In connection with a restructuring of the fund complex completed in 2007, the Board was established to oversee mutual funds in the fund complex that invest primarily in fixed income securities, including the funds, with a view to ensuring continuity of representation by board members of predecessor funds on the Board and in order to establish a Board with experience in and focused on overseeing fixed-income mutual funds, which experience would be further developed and enhanced over time.

In connection with the restructuring, the Trustees were selected to join the Board based upon the following as to each Board Member: his or her contribution as a board member of predecessor funds; such person’s character and integrity; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Trustee other than Mr. Gerken, his or her status as not being an “interested person” as defined in the 1940 Act; and, as to Mr. Gerken, his status as a representative of Legg Mason.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, subadvisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the funds, as well as the perspectives gained from the Trustee’s service on the board of the applicable predecessor fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Berv, experience as a chief executive officer and board member of various businesses and organizations and organizational consulting experience; Dr. Cocanougher, academic leadership experience and background in business and finance and experience as a board member of various business and non-profit organizations; Ms. Dasher, experience as a chief financial officer of a private investment company; Mr. Finn, investment management experience as an executive, consultant and portfolio manager; Mr. Greeven, legal background and experience as a board member of various organizations; Mr. Gross, accounting background and experience and experience as an officer and board member of various organizations; Mr. Hanson, experience in academic leadership; Dr. Harrington, background in investment and finance; Ms. Heilbron, legal background and experience, business and consulting experience and experience as a board member of public companies; Ms. Kerley, investment consulting experience and background and mutual fund board experience; Dr. Merten, academic leadership experience, background in investments and finance, and board experience; Dr. Pettit, economic and finance background and academic management experience; and Mr. Gerken, investment management experience as an executive and portfolio manager and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mr. Gerken serves as Chairman of the Board. Mr. Gerken is an interested person of the funds. Independent Trustees constitute more than 75% of the Board.

The Board has three standing committees: the Audit Committee, Nominating and Governance Committee (referred to as the Governance Committee) and Investment and Performance Committee (referred to as the Performance Committee). Each of the Audit, Governance and Performance Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees. The chair of the Governance Committee serves as Lead Independent Trustee (the “Lead Trustee”). Where deemed appropriate, the Board constitutes ad hoc committees.

The Lead Trustee and the chairs of the Audit and Performance Committees work with the Chairman of the Board to set the agendas for Board and committee meetings. The Lead Trustee also serves as a key point person for dealings between management and the Independent Trustees. As noted below, through the committees the Independent Trustees consider and address important matters involving the fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the funds have effective and independent governance and oversight. The Board also has determined that due to the multiple board structure of the fund complex, a single chair for all of the boards in the fund complex is effective and promotes efficiencies, and that therefore the Board’s leadership structure is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management, including the funds’ subadviser.

The Audit Committee oversees, among other things, the scope of each fund’s audit, each fund’s accounting and financial reporting policies and practices and the internal controls over financial accounting and reporting. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of each fund, and the qualifications and independence of each fund’s independent registered public accounting firm. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of each fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

The Governance Committee is the forum for consideration of a number of issues required to be considered separately by independent trustees of mutual funds, including, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee also considers issues that the Independent Trustees believe it is advisable for them to consider separately. When addressing vacancies, the Governance Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Governance Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Governance Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Trust, as applicable.

The Performance Committee is charged with, among other things, reviewing investment performance. The Performance Committee also assists the Board in fulfilling its responsibility for the review and negotiation of each fund’s investment management and subadvisory arrangements.

As an integral part of its responsibility for oversight of the fund in the interests of shareholders, the Board oversees risk management of each fund’s investment programs and business affairs. The Board has emphasized to each fund’s manager and subadviser the importance of maintaining vigorous risk management. The manager and the subadviser also have their own independent interest in risk management and in maintaining risk management programs. Oversight of the risk management process is part of the Board’s general oversight of each fund and its service providers. The Board exercises oversight of the risk management process primarily through the Performance Committee and the Audit Committee, and through oversight by the Board itself.

The funds face a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. Under the overall oversight of the Board or the applicable committee, the funds, or the manager, the funds’ subadviser, and the affiliates of the manager and the subadviser, or other service providers to each fund employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including each fund’s and the manager’s CCO and the manager’s chief risk officer, as well as various personnel of the subadviser and other service providers such as each fund’s independent accountants, also make periodic reports to the Performance Committee or Audit Committee or to the Board, pursuant to the committee’s or Board’s request, with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

The portfolios are also governed by a Board, which has the same members and committees as the funds’ Board.

The Board met 9 times during the funds’ and portfolios’ fiscal year ended August 31, 2010. Each of the Audit, Governance and Performance Committees met 4 times during the funds’ and portfolios’ last fiscal year.

The following table shows the amount of equity securities owned by the Trustees in each fund and other investment companies in the fund complex supervised by the Trustees as of December 31, 2009.

Name of Trustee	Dollar Range of Equity Securities in Liquid Reserves ($)	Dollar Range of Equity Securities in U.S. Treasury Reserves ($)	Dollar Range of Equity Securities in Government Money Market Fund ($)	Dollar Range of Equity Securities in Tax Free Reserves ($)	Dollar Range of Equity Securities in California Tax Free Money Market Fund ($)	Dollar Range of Equity Securities in Connecticut Municipal Money Market Fund ($)	Dollar Range of Equity Securities in New York Tax Free Money Market Fund ($)	Dollar Range of Equity Securities in Money Market Fund ($)	Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee ($)
Independent Trustees:
Elliott J. Berv	None	None	None	None	None	None	None	None	None
A. Benton Cocanougher	None	None	None	None	None	None	None	None	Over 100,000
Jane F. Dasher	None	None	None	None	None	None	None	50,001-100,000	Over 100,000
Mark T. Finn	None	None	Over 100,000	None	None	None	None	None	Over 100,000
Rainer Greeven	None	None	None	None	None	None	None	None	None
Stephen Randolph Gross	None	None	None	None	None	None	None	None	Over 100,000
Richard E. Hanson, Jr.	None	None	None	None	None	None	None	None	Over 100,000
Diana R. Harrington	None	None	None	None	None	None	None	None	10,001-50,000
Susan M. Heilbron	None	None	None	None	None	None	None	None	50,001-100,000
Susan B. Kerley	None	None	None	None	None	10,001-50,000	None	None	Over 100,000
Alan G. Merten	None	None	None	None	None	None	None	None	Over 100,000
R. Richardson Pettit	None	None	None	None	None	None	None	Over 100,000	Over 100,000
Interested Trustee:
R. Jay Gerken	None	None	10,001-50,000	None	None	None	None	1-10,000	Over 100,000

As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the funds’ manager, subadviser or distributor, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager, subadviser or distributor of the funds.

Information regarding compensation paid by each fund to its Board is set forth below. The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Each fund pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $160,000, plus $20,000 for each regularly scheduled Board meeting attended in person and $2,500 for certain telephonic Board and committee meetings in which that Trustee participates. The Lead Trustee receives an additional $30,000 per year and each of the Chairs of the Audit Committee and Performance Committee receives an additional $15,000 per year. Each of the other members of the Performance Committee receives an additional $10,000 per year in connection with the annual consideration of the funds’ advisory, subadvisory and distribution arrangements.

Information regarding compensation paid to the Trustees is shown below:

Name of Trustee	Aggregate Compensation from Liquid Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from U.S. Treasury Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from Government Money Market Fund for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from Tax Free Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from California Tax Free Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from Connecticut Tax Free Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from New York Tax Free Reserves for Fiscal Year Ended 08/31/10 ($)	Aggregate Compensation from Money Market Fund for Fiscal Year Ended 08/31/10 ($)	Total Pension or Retirement Benefits Paid as Part of Fund Expenses for Fiscal Year Ended 08/31/10(1) ($)	Total Compensation from Fund Complex Paid to Trustee for Calendar Year Ended 12/31/09 ($)	Number of Funds in Fund Complex Overseen by Trustee for Fiscal Year Ended 08/31/10 ($)
Independent Trustees:
Elliott J. Berv	880	273	7,239	273	143	257	637	18,238	0	242,500	59
A. Benton Cocanougher	984	305	8,107	305	160	288	712	20,412	0	267,500	59
Jane F. Dasher	880	273	7,334	273	143	257	637	18,462	0	244,500	59
Mark T. Finn	880	273	7,239	273	143	257	637	18,238	0	242,500	59
Rainer Greeven	880	273	7,239	273	143	257	637	18,238	0	242,500	59
Stephen Randolph Gross	934	290	7,695	290	152	273	676	19,376	0	257,500	59
Richard E. Hanson, Jr.	880	273	7,239	273	143	257	637	18,238	0	242,500	59
Diana R. Harrington	934	290	7,695	290	152	273	676	19,376	0	257,500	59
Susan M. Heilbron	880	273	7,239	273	143	257	637	18,238	0	242,500	59
Susan B. Kerley	880	273	7,239	273	143	257	637	18,238	0	242,500	59
Alan G. Merten	880	273	7,239	273	143	257	637	18,238	0	242,500	59
R. Richardson Pettit	880	273	7,239	273	143	257	637	18,238	0	242,500	59

Interested Trustee:
R. Jay Gerken(2)	0	0	0	0	0	0	0	0	0	0	135

(1)	Pursuant to prior retirement plans, the funds made payments to former trustees for the fiscal year ended August 31, 2010 of $145,537, and $18,768 for Money Market Fund and Government Money Market Fund, respectively.
(2)	Mr. Gerken was not compensated for his services as Trustee because of his affiliation with the manager.

Officers of the funds and portfolios receive no compensation from the funds or portfolios, although they may be reimbursed by the funds or portfolios for reasonable out-of-pocket travel expenses for attending Board meetings.

As of December 3, 2010, the Trustees and officers of the funds, as a group, owned less than 1% of the outstanding shares of each class of each fund.

To the knowledge of the funds, as of December 3, 2010, the following shareholders owned or held of record 5% or more, as indicated, of the outstanding voting securities of the applicable class of each fund:

Fund	Class	Name & Address	Percentage of Shares (%)
Liquid Reserves	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION 1000 TECHNOLOGY DR SAINT CHARLES, MO 63368-2240	85.44

	N	CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH ST, 3RD FLOOR NEW YORK, NY 10001-2402	8.57

Fund	Class	Name & Address	Percentage of Shares (%)
U.S. Treasury Reserves	N	CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH ST, 7TH FLOOR NEW YORK, NY 10001-2402	76.10

	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION ATTN: JOHN MALANDRO 1 COURT SQ, 22ND FL LONG ISLAND CITY, NY 11101-4302	11.21

	N	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH STREET – 3RD FLOOR NEW YORK, NY 10001-2402	8.86

Government Money Market Fund	A	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH ST 7TH FL NEW YORK, NY 10001-2402	91.57

	I	HARRY D. COHEN 221 SANDS POINT ROAD SANDS PT NY 11050-1127	77.32

	I	FLORENCE SILVERMAN & STANLEY SILVERMAN 2928 W 5TH STREET BROOKLYN, NY 11224-3934	13.47

Tax Free Reserves	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION ATTN: JOHN MALANDRO 1 COURT SQ, 22ND FL LONG ISLAND CITY, NY 11101-4302	73.31

	N	CITIBANK NA ATTN: GLENCEL KINCH & DORSEY KIM 399 PARK AVENUE, BSMT LC NEW YORK, NY 10022-4686	15.61

	A	BNY MELLON INVESTMENT SERVICING (US) INC. FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212	100%

	B	BNY MELLON INVESTMENT SERVICING (US) INC. FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212	100%

Fund	Class	Name & Address	Percentage of Shares (%)
California Tax Free Money Market Fund	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION 1000 TECHNOLOGY DR SAINT CHARLES, MO 63368-2240	67.80

	N	CITIBANK NA 399 PARK, BSMT LC NEW YORK, NY 10022-4686	19.97

	N	CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH ST, 3RD FLOOR NEW YORK, NY 10001-2402	7.48

Connecticut Municipal Money Market Fund	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION ATTN: JOHN MALANDRO 1 COURT SQ, 22ND FL LONG ISLAND CITY, NY 11101-4302	91.13

	A	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH ST 7TH FL NEW YORK NY 10001-2402	86.06

	A	PERSHING LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS CASH MANAGEMENT SERVICES 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0001	13.92

	I	FIDUCIARY TRUST INTL REVENUE ATTN JOHN CONTE 600 FIFTH AVE NEW YORK NY 10020-2302	58.01

	I	FIDUCIARY TRUST INTL-NON REVENUE ATTN JOHN CONTE 600 FIFTH AVE NEW YORK NY 10020-2302	41.99

New York Tax Free Money Market Fund	N	CITICORP MORTGAGE INC. CITIGOLD MS 430 ATTN: RECONCILIATION ATTN: JOHN MALANDRO 1 COURT SQ, 22ND FL LONG ISLAND CITY, NY 11101-4302	76.77

	N	CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH ST, 3RD FL NEW YORK, NY 10001-2402	6.97

	N	CITIBANK NA 399 PARK, BSMT LC NEW YORK, NY 10022-4686	6.73

Fund	Class	Name & Address	Percentage of Shares (%)
Money Market Fund	A	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH ST 7TH FL NEW YORK, NY 10001-2402	91.64

	B	BNY MELLON INVESTMENT SERVICING (US) INC. FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA, PA 19406-1212	75.67

	B	CITIGROUP GLOBAL MARKETS HOUSE ACCOUNT 700 RED BROOK BLVD OWINGS MILLS, MD 21117-5184	13.99

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as investment manager to the funds and the portfolios and provides certain oversight services to the funds and the portfolios, in each case pursuant to an investment management agreement (each, a “Management Agreement”). LMPFA is a wholly-owned subsidiary of Legg Mason.

The manager has agreed, under each Management Agreement, subject to the supervision of the fund’s or portfolio’s Board, to provide the fund or portfolio with investment research, advice, management and supervision, furnish a continuous investment program for the fund’s or portfolio’s portfolio of securities and other investments consistent with the fund’s or portfolio’s investment objectives, policies and restrictions, and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory agreements, as described below.

As compensation for services performed, facilities furnished and expenses assumed by the manager, each fund and portfolio pays the manager a fee computed daily at an annual rate of the fund’s or portfolio’s average daily net assets as described below. The manager also performs administrative and management services as reasonably requested by each fund or portfolio necessary for the operation of the fund or portfolio, such as (i) supervising the overall administration of each fund or portfolio, including negotiation of contracts and fees with, and monitoring of performance and billings of, the fund’s or portfolio’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining each fund’s or portfolio’s existence; and (v) maintaining the registration or qualification of each fund’s or portfolio’s shares under federal and state laws.

Each Management Agreement will continue in effect from year to year, provided continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the fund or portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees, with such Independent Trustees casting votes in person at a meeting called for such purpose.

Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund or portfolio on not more than 60 days’ nor less than 30 days’ written notice to the manager, or by the manager on not less than 90 days’ written notice to the fund or portfolio, and will automatically terminate in the event of its assignment (as defined in the 1940 Act) by the manager. No Management Agreement is assignable by the Trust except with the consent of the manager.

Each Management Agreement provides that the manager, its affiliates performing services contemplated by the Management Agreement, and the partners, shareholders, directors, officers and employees of the manager and such affiliates, will not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the manager is not protected against any liability to the fund or portfolio to which the manager would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

Subject to such policies as the Board of a portfolio or a fund, as applicable, may determine, the manager manages the securities of and makes investment decisions for each portfolio. Currently, advisory services for each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves are provided through its corresponding portfolio, but the manager may, if requested by the Trustees, provide advisory services directly to such funds. In addition, the manager provides certain administrative services to each fund and each portfolio under the Management Agreements.

For its services under the applicable fund’s Management Agreement, the manager receives a management fee that is calculated daily and payable monthly according to the following schedule, less the amount, if any, of the fund’s share of the management fees payable by the portfolio in which it invests:

0.450% of the first $1 billion of average daily net assets;

0.425% of the next $1 billion;

0.400% of the next $3 billion;

0.375% of the next $5 billion; and

0.350% of net assets in excess of $10 billion

For the periods below, the funds and portfolios paid management fees (after fee waivers and/or expense reimbursements) to the manager as follows:

Fund	Fiscal Year End	Gross Management Fees ($)	Management Fees Waived/Expense reimbursements ($)	Net Management Fees (after waivers/Expense reimbursements) ($)	Excess Waivers/ Expense Reimbursements ($)
Liquid Reserves	August 31, 2010	2,504,342	2,864,317	0	359,975
	August 31, 2009	3,199,521	672,050	2,527,471	—
	August 31, 2008	4,565,028	454,116	4,110,912	—

U.S. Treasury Reserves	August 31, 2010	4,172,649	5,378,092	0	1,205,443
	August 31, 2009	6,949,893	2,949,344	4,000,549	—
	August 31, 2008	2,423,642	283,487	2,140,155	—

Tax Free Reserves	August 31, 2010	660,198	1,014,067	0	353,869
	August 31, 2009	907,751	477,267	430,484	—
	August 31, 2008	1,238,019	406,861	831,158	—

California Tax Free Money Market Fund	August 31, 2010	524,259	594,706	0	70,447
	August 31, 2009	767,170	373,366	393,804	—
	August 31, 2008	1,308,932	356,585	952,347	—

Connecticut Municipal Money Market Fund	August 31, 2010	930,395	744,977	185,418	—
	August 31, 2009	1,334,261	170,141	1,164,120	—
	August 31, 2008	1,891,069	—	1,891,069	—

Fund	Fiscal Year End	Gross Management Fees ($)	Management Fees Waived/Expense reimbursements ($)	Net Management Fees (after waivers/Expense reimbursements) ($)	Excess Waivers/ Expense Reimbursements ($)
New York Tax Free Money Market Fund	August 31, 2010	2,315,276	2,460,923	0	145,647
	August 31, 2009	3,060,021	1,057,077	2,002,944	—
	August 31, 2008	4,537,404	806,993	3,730,411	—

Government Money Market Fund	August 31, 2010	23,681,852	14,293,635	9,388,217	—
	August 31, 2009*	23,225,733	433,982	22,791,751	—
	December 31, 2008	29,276,616	—	29,276,616	—
	December 31, 2007	13,127,721	—	13,127,721	—

Money Market Fund	August 31, 2010	55,795,643	42,332,494	13,463,149	—
	August 31, 2009*	50,481,396	3,199,621	47,281,775	—
	December 31, 2008	104,823,522	—	104,823,522	—
	December 31, 2007	102,364,056	—	102,364,056	—

*	For the period January 1, 2009 through August 31, 2009

Fund	Fiscal Year End	Gross Management Fees ($)	Management Fees Waived/Expense reimbursements ($)	Net Management Fees (after waivers/Expense reimbursements) ($)	Excess Waivers/ Expense Reimbursements ($)
Liquid Reserves Portfolio	August 31, 2010	38,156,063	1,366,439	36,789,624	—
	August 31, 2009	30,996,277	1,694,656	29,301,621	—
	August 31, 2008	47,050,447	12,773,898	34,276,549	—

U.S. Treasury Reserves Portfolio	August 31, 2010	21,058,347	910,595	20,147,752	—
	August 31, 2009	34,009,695	1,564,658	32,445,037	—
	August 31, 2008	9,645,754	506,058	9,139,696	—

Tax Free Reserves Portfolio	August 31, 2010	3,767,032	225,118	3,541,914	—
	August 31, 2009	3,910,984	238,820	3,672,164	—
	August 31, 2008	3,783,907	207,849	3,576,058	—

Subadviser

Western Asset Management Company (“Western Asset” or the “subadviser”) provides the day-to-day portfolio management of each fund and each portfolio as subadviser pursuant to a subadvisory agreement (each, a “Subadvisory Agreement”). Western Asset is a wholly-owned subsidiary of Legg Mason.

Under each Subadvisory Agreement, subject to the supervision of the Board and the manager, the subadviser regularly provides, with respect to the portion of the fund’s or portfolio’s assets allocated to it by the manager, investment research, advice, management and supervision; furnishes a continuous investment program for the allocated assets consistent with the fund’s or portfolio’s investment objectives, policies and restrictions; and places orders pursuant to its investment determinations. The subadviser may delegate to companies that the subadviser controls, is controlled by, or is under common control with, certain of the subadviser’s duties under a Subadvisory Agreement, subject to the subadviser’s supervision, provided the subadviser will not be relieved of its duties or obligations under the Subadvisory Agreement as a result of any delegation.

Each Subadvisory Agreement will continue in effect from year to year provided continuance is specifically approved at least annually with respect to a fund or portfolio (a) by the Board or by a majority of the outstanding voting securities of the fund or portfolio (as defined in the 1940 Act) and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

The Board or a majority of the outstanding voting securities of a fund or portfolio (as defined in the 1940 Act) may terminate each Subadvisory Agreement on not more than 60 days’ nor less than 30 days’ written notice to the subadviser without penalty. The subadviser may terminate each Subadvisory Agreement on not less than 90 days’ written notice to the fund or portfolio and the manager without penalty. The manager and the subadviser may terminate the Subadvisory Agreement upon their mutual written consent. Each Subadvisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser. The manager may not assign the Subadvisory Agreement except with the subadviser’s consent.

Each Subadvisory Agreement provides that the subadviser, its affiliates performing services contemplated by the Subadvisory Agreement, and the partners, shareholders, directors, officers and employees of the subadviser and such affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the subadviser is not protected against any liability to the fund or portfolio or the manager to which the subadviser would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Subadvisory Agreement.

As compensation for its services, the manager pays to the subadviser a fee equal to 70% of the management fee paid to the manager by each fund or portfolio, net of any waivers and expense reimbursements. For the fiscal year ended August 31, 2010, the manager paid no fees to the subadviser for its services relating to Liquid Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Money Market Fund or New York Tax Free Money Market Fund. For the fiscal year ended August 31, 2010, the manager paid fees to the subadviser equal to $129,793, $6,571,752, $9,424,204, $25,752,736, $14,103,426, and $2,479,340 for its services relating to the Connecticut Municipal Money Market Fund, Government Money Market Fund, Money Market Fund, Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively.

Expenses

In addition to amounts payable under the Management Agreement and, with respect to each fund, the 12b-1 Plan (as discussed below), each fund and each portfolio is responsible for its own expenses, including, among other things, interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the fund or portfolio; costs (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the fund’s or portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the fund’s or portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the fund’s or portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the fund’s shareholders or the portfolio’s investors; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the fund or portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the fund or portfolio, if any; the fund’s or portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund or portfolio and its officers, members of the Board and employees; and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund or portfolio is a party and the legal obligation which the fund or portfolio may have to indemnify the fund’s or portfolio’s Board members and officers with respect thereto.

Management may agree to implement an expense limitation and/or reimburse operating expenses for one or more classes of shares. Any such expense limitations and/or reimbursements are described in the funds’ and portfolios’ Prospectuses. The expense limitations and/or reimbursements do not cover (a) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; (b) extraordinary expenses, such as any expenses or charges related to litigation, derivative actions, demands related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund, portfolio or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class, or a meeting of investors of a portfolio (except to the extent relating to routine items such as the election of board members or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time. Some of these arrangements do not cover interest expenses.

These arrangements may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily forgone or reimbursed from time to time.

In order to implement an expense limitation, the manager will, as necessary, forgo management fees or reimburse operating expenses. The manager is also permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the class’ expense limitation. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding such expense limitation or any lower limit then in effect.

The manager may also forgo management fees or reimburse the operating expenses of one or more of the portfolios, subject to recapture, under terms similar to the arrangements described above for the funds.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of each fund pursuant to a written agreement (as amended, the “Distribution Agreement”). Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGMI”) served as co-distributor of each fund, along with LMIS.

Under the Distribution Agreement, the distributor is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. The distributor offers the shares on an agency or “best efforts” basis under which a fund issues only the number of shares actually sold. Shares of each fund are continuously offered by the distributor.

The Distribution Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

The Distribution Agreement is terminable with respect to any fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by the distributor, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Distribution Agreement will automatically and immediately terminate in the event of its assignment.

LMIS also serves as exclusive Placement Agent with respect to each portfolio.

LMIS may be deemed to be an underwriter for purposes of the 1933 Act.

Services and Distribution Plan

The Trust, on behalf of each fund, has adopted a shareholder services and distribution plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the 12b-1 Plan, a fund may pay monthly fees to LMIS at an annual rate not to exceed the percentage set forth below of the average daily net assets of each class indicated. Each fund will provide the Board with periodic reports of amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made.

Fund—Class	Total Service and/or Distribution Fees as a Percentage of Daily Net Assets %
Liquid Reserves
Class N	0.25
Class A	0.10
Class B	0.50
Class C	0.50
Service Shares	0.50
U.S. Treasury Reserves
Class N	0.25
Service Shares	0.50
Government Fund
Class N	0.25
Class A	0.10
Class I	0.00
Service Shares	0.50
Tax Free Reserves
Class N	0.25
Class A	0.10
Class B	0.50
Class C	0.50
Service Shares	0.50
California Tax Free Money Market Fund
Class N	0.25
Class A	0.10
Service Shares	0.50
Connecticut Municipal Money Market Fund
Class N	0.25
Class A	0.10
Class I	0.00
Service Shares	0.50
New York Tax Free Money Market Fund
Class N	0.25
Class A	0.10
Service Shares	0.50
Money Fund
Class A	0.10
Class B	0.50
Class C	0.50

Fees under the 12b-1 Plan may be used to make payments to the distributor, Service Agents and other parties in respect of the sale of shares of the funds, for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than existing shareholders. Each fund may also make payments to the distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of shares and/or shareholder services; provided, however, that the fees paid to a recipient with respect to a particular class that may be used to cover expenses primarily intended to result in the sale of shares of that class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under Financial Industry Regulatory Authority (“FINRA”) Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by FINRA.

Since fees paid under the 12b-1 Plan are not tied directly to expenses, the amount of the fees paid by a class of a fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan. This type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses exceed the fees provided for by the 12b-1 Plan, a fund will not be obligated to pay more than those fees and, if expenses incurred are less than the fees paid to the distributor and others, they will realize a profit.

The 12b-1 Plan recognizes that various service providers to a fund, such as its manager, may make payments for distribution, marketing or sales-related expenses out of their own resources of any kind, including profits or payments received from the funds for other purposes, such as management fees. The 12b-1 Plan provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a fund, the payments are deemed to be authorized by the 12b-1 Plan.

Under its terms, the 12b-1 Plan continues in effect for successive annual periods, provided continuance is specifically approved at least annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to it (“Qualified Trustees”). The 12b-1 Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the 12b-1 Plan also must be approved by the Trustees, including the Qualified Trustees, in the manner described above. The 12b-1 Plan may be terminated with respect to a class of the fund at any time, without penalty, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act).

The following service and distribution fees were paid by the funds, after waivers, pursuant to the distribution plan in effect during the periods indicated below:

	Fiscal Year Ended August 31
Fund	2008 ($)	2009 ($)	2010 ($)
Liquid Reserves
Class N	3,319,252	2,288,854	1,788,498
Class A	—	—	115
Class B	—	—	59
U.S. Treasury Reserves
Class N	1,737,293	3,685,839	1,206,969
Tax Free Reserves
Class N	1,031,914	756,456	550,159
Class A	—	—	1
Class B	—	—	8
California Tax Free Money Market Fund
Class N	727,184	426,206	291,255

	Fiscal Year Ended August 31
Fund	2008 ($)	2009 ($)	2010 ($)
Connecticut Municipal Money Market Fund
Class N	139,059	87,749	66,491
Class A	243,139	185,088	125,010
New York Tax Free Money Market Fund
Class N	2,523,484	1,700,012	1,286,264

	Fiscal Year Ended December 31		Eight-Month Fiscal Period Ended August 31, 2009 ($)	Fiscal Year Ended August 31, 2010 ($)
Fund	2007 ($)	2008 ($)
Government Money Market Fund
Class A	3,095,097	7,114,506	5,838,460	5,781,660
Money Market Fund
Class A	27,653,801	27,830,465	13,306,157	14,280,879
Class B	136,376	202,352	178,920	188,246
Class C	618,756	824,118	570,716	728,358

No information is given for Class C shares and Service Shares of each of Liquid Reserves and Tax Free Reserves, Class A shares and Service Shares of each of California Tax Free Money Market Fund and New York Tax Free Money Market Fund, Service Shares of each of U.S. Treasury Reserves and Connecticut Municipal Money Market Fund and Class N shares and Service Shares of Government Money Market Fund because these share classes were not offered during the fiscal year ended August 31, 2010.

For the fiscal year ended August 31, 2010, LMIS incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses and compensation to Service Agents and third parties as expressed in the following table. The distributor may have made revenue sharing payments in addition to the expenses shown here.

Fund/Class	Third Party Service Fees ($)	Amortization ($)	Marketing ($)	Printing ($)	Total ($)
Liquid Reserves
Class N	1,794,590	0	0	N/A	1,794,590
Class A	825	0	0	N/A	825
Class B	310	0	0	N/A	310
U.S. Treasury Reserves
Class N	1,209,996	0	0	N/A	1,209,996
Government Money Market Fund
Class A	5,887,535	0	0	N/A	5,887,535
Tax Free Reserves
Class N	533,612	0	0	N/A	533,612
Class A	10	0	0	N/A	10
Class B	21	0	0	N/A	21
California Tax Free Money Market Fund
Class N	292,268	0	0	N/A	292,268
Connecticut Municipal Money Market Fund
Class N	66,579	0	0	N/A	66,579
Class A	125,639	0	0	N/A	125,639
New York Tax Free Money Market Fund
Class N	1,289,565	0	0	N/A	1,289,565

Fund/Class	Third Party Service Fees ($)	Amortization ($)	Marketing ($)	Printing ($)	Total ($)
Money Market Fund
Class A	14,346,188	0	0	N/A	14,346,188
Class B	188,974	0	0	N/A	188,974
Class C	672,716	0	0	N/A	672,716

No information is given for Class C shares and Service Shares of each of Liquid Reserves and Tax Free Reserves, Class A shares and Service Shares of each of California Tax Free Money Market Fund and New York Tax Free Money Market Fund, Service Shares of each of U.S. Treasury Reserves and Connecticut Municipal Money Market Fund and Class N shares and Service Shares of Government Money Market Fund because these share classes were not offered during the fiscal year ended August 31, 2010.

In addition, various service providers, including the manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the funds for other purposes, such as management fees.

Dealer Commissions and Concessions

From time to time, the funds’ distributor or the manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the funds. Such concessions provided by the funds’ distributor or the manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. From time to time, the funds’ distributor or manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the funds and the portfolios. State Street, among other things, maintains a custody account or accounts in the name of the funds and the portfolios; receives and delivers all assets for the funds and the portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the funds and the portfolios; and makes disbursements on behalf of the funds and the portfolios. State Street neither determines the funds’ or the portfolios’ investment policies, nor decides which securities the funds and the portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds and the portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements. State Street may also act as each fund’s and each portfolio’s securities lending agent and in that case would receive a share of the income generated by such activities.

Boston Financial Data Services, Inc. (“BFDS”), located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, serves as each fund’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for each fund, handles certain communications between shareholders and each fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month, and is reimbursed for out-of-pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” and together with BFDS, the “transfer agents”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as co-transfer agent with BFDS with respect to Money Market Fund shares purchased by clients of certain service providers. Under the co-transfer agency agreement with BNY Mellon, BNY Mellon maintains the shareholder account records for Money Market Fund, handles certain communications between shareholders and Money Market Fund and distributes dividends and distributions payable by Money Market Fund. For these services, BNY Mellon receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for Money Market Fund during the month, and is reimbursed for out-of-pocket expenses.

Counsel

Bingham McCutchen LLP, located at One Federal Street, Boston, Massachusetts 02110, serves as counsel to each fund and each portfolio.

Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Independent Trustees of the funds’ and the portfolios’ Board.

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm, located at 345 Park Avenue, New York, New York 10154, has been selected to audit and report on each fund’s and each portfolio’s financial statements and financial highlights for the fiscal year ending August 31, 2011.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the funds, the portfolios, the manager, the subadviser and the distributor each has adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds or portfolios. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the Codes of Ethics of the funds, the portfolios, the manager, the subadviser and the distributor are on file with the SEC.

Proxy Voting Policies and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager or the subadviser, the Board has delegated proxy voting discretion to the manager and/or the subadviser, believing that the manager and/or the subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

The manager delegates the responsibility for voting proxies for each fund and each portfolio to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, the manager does not expect to have proxy-voting responsibility for the funds or portfolios. Should the manager become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, the manager will utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of the manager (or its affiliates if such conflict is known to persons responsible for voting at the manager) and a fund or portfolio, the board of directors of the manager will consider how to address the conflict and/or how to vote the proxies. The manager will maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that the manager votes proxies. The manager will be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the funds and portfolios as required for the funds and portfolios to comply with applicable rules under the 1940 Act.

The subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to a fund’s or portfolio’s portfolio securities are voted and are attached as Appendix B to this SAI. Information regarding how each fund or portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-800-625-4554, (2) on the funds’ website at http://www.leggmason.com/individual investors and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE OF SHARES

General

See the funds’ Prospectuses for a discussion of how to purchase fund shares. Investors may purchase shares from a Service Agent. In addition, certain investors may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify the class of shares being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with the transfer agent are not subject to a maintenance fee.

Class N shares. Class N shares are sold without an initial sales charge and are not subject to contingent deferred sales charges.

Service Shares. Service Shares are sold without an initial sales charge and are not subject to contingent deferred sales charges.

Class A shares. Class A shares are sold without an initial sales charge and are generally not subject to contingent deferred sales charges.

There are no minimum investment requirements for purchases of Class A shares by: (i) current and retired board members of Legg Mason; (ii) current and retired board members of any fund advised by LMPFA (such board members, together with board members of Legg Mason, are referred to herein as “Board Members”); (iii) current employees of Legg Mason and its subsidiaries; (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21); and (v) a pension, profit-sharing or other benefit plan for the benefit of such persons.

Class B Shares. Class B shares are sold without an initial sales charge and are not subject to contingent deferred sales charges, however, if purchased through exchange, a contingent deferred sales charge of up to 5.00% may apply, based on the fund originally purchased. Class B shares of Money Market Fund are available to individual investors only through exchanges of Class B shares of other funds sold by the distributor.

Class C Shares. Class C shares are sold without an initial sales charge and are not subject to contingent deferred sales charges, however, if purchased through exchange, a contingent deferred sales charge of up to 1.00% may apply, based on the fund originally purchased. Class C shares of Money Market Fund are available to individual investors only through exchanges of Class C shares of other funds sold by the distributor.

Class I Shares. Class I shares are sold without an initial sales charge and are not subject to contingent deferred sales charges.

The funds reserve the right to waive or change minimums, to decline any order to purchase shares and to suspend the offering of shares from time to time.

Systematic Investment Plan

Shareholders may purchase additional Class A shares of the applicable funds through a service known as the Systematic Investment Plan. For information about the Systematic Investment Plan, please see the Prospectus. A shareholder who has insufficient funds to complete a pre-authorized transfer may be charged a fee of up to $25 by a service agent or the transfer agent. Additional information is available from the fund or a Service Agent.

Contingent Deferred Sales Charge Provisions

“Contingent deferred sales charge shares” are Class A, Class B or Class C shares acquired by exchange of shares of another fund sold by the distributor that were subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

The contingent deferred sales charge will be assessed on the net asset value of the shares at the time of purchase or redemption, whichever is less.

Class A and Class C shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase of the shares from the original fund. Class B shares that are contingent deferred sales charge shares are subject to a 5.00% contingent deferred sales charge if redeemed within 12 months of purchase of the shares from the original fund. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding statement month.

Class B shares will convert automatically to Class A shares of the applicable fund approximately eight years after the date on which they were purchased. There will also be converted at that time such proportion of Class B dividend shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B dividend shares) owned by the shareholder.

In determining if a redemption of shares is subject to a contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that contingent deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares were initially acquired in a fund that charged a contingent deferred sales charge. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The distributor receives contingent deferred sales charges in partial consideration for its expenses incurred in selling shares. In connection with the planned liquidation of the Money Market Fund, the fund has waived any contingent deferred sales charges due upon redemption of fund shares purchased through exchange.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) involuntary redemptions; (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (f) tax-free returns of an excess contribution to any retirement plan; and (g) certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

A shareholder who has redeemed shares from other funds sold by the distributor may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

Contingent deferred sales charge waivers will be granted subject to confirmation by the distributor or the transfer agent of the shareholder’s status or holdings, as the case may be.

Grandfathered Retirement Programs with Exchange Features—Money Market Fund

Certain retirement plan programs were authorized by LMIS prior to November 20, 2006 (collectively, the “Grandfathered Retirement Programs”) to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares of Money Market Fund for Class A shares of Money Market Fund. The Grandfathered Retirement Programs are permitted to offer to current and prospective retirement plan investors the opportunity to exchange all of their Class C shares of Money Market Fund or Class A shares of Money Market Fund.

Under the Grandfathered Retirement Programs, Class C shares of Money Market Fund may be purchased by plans investing less than $3 million. Class C shares of Money Market Fund are eligible for exchange into Class A shares of Money Market Fund not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C holdings in all non-money market Legg Mason funds equal at least $3 million at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Programs, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur automatically on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Programs. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund.

For further information regarding these Programs, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Programs prior to June 2, 2003 should contact the transfer agent for information regarding Class C exchange privileges applicable to their plan.

REDEMPTION OF SHARES

General

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets a fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of a fund’s or portfolio’s investments or determination of net asset value is not reasonably practicable, or (c) for any other periods as the SEC by rule or by order may permit for protection of a fund’s shareholders.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions.

The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and should be disclosed to its customers by each Service Agent.

Additional Information Regarding Telephone Redemption and Exchange Program. Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the “Withdrawal Plan”) is available to shareholders of certain classes of shares, as described in the funds’ applicable Prospectuses. To the extent withdrawals under the Withdrawal Plan exceed dividends, distributions and appreciation of a shareholder’s investment in a fund, there will be a reduction in the value of the shareholder’s investment, and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. The Withdrawal Plan will be carried over on exchanges between funds or, if permitted, between classes of a fund. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. For additional information shareholders should contact their Service Agents. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan should be sent to the transfer agent. Withdrawals may be scheduled on any day of the month; however, if the shareholder does not specify a day, the transfer agent will schedule the withdrawal on the 25th day (or the next business day if the 25th day is a weekend or holiday) of the month.

Involuntary Redemptions of Shares

Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that fund (for example, in the case of a market timer).

Distributions in Kind

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption by a distribution in kind of fund securities in lieu of cash. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under “Share price” in the applicable fund’s Prospectuses. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

EXCHANGE PRIVILEGE

General

The exchange privilege enables shareholders to acquire shares of the same class in another fund offered in the Western Asset family of money market funds, with respect to Class N shares and Service Shares of the applicable funds, and in another fund sold by the distributor, with respect to Class A, Class B, Class C and Class

I shares of the applicable funds, when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The funds’ Prospectuses describe the requirements for exchanging shares of the funds.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the fund being acquired at that fund’s then-current net asset value, subject to any applicable sales charge. Each fund reserves the right to reject any exchange request.

Class A, Class I, Class N and Service Shares Exchanges. An initial sales charge may apply if you exchange Class A shares of a fund for Class A shares of another fund sold by the distributor which is subject to an initial sales change. Further, if Class A shares acquired by exchange from another fund sold by the distributor are subject to a contingent deferred sales charge, the original contingent deferred sales charge up to 1.00% will apply to these shares if any of these shares are redeemed within one year of the date shares of the original fund were purchased. Class I shares of a fund may be exchanged for Class I shares of another fund sold by the distributor without imposition of any charge. Class N shares may be exchanged for Class N shares of another Western Asset money market fund sold by the distributor without imposition of any charge. Service Shares may be exchanged for Service Shares of another Western Asset money market fund sold by the distributor without imposition of any charge.

Class B Exchanges. Class B shares may be exchanged for Class B shares of other funds sold by the distributor, at net asset value without paying an initial sales charge. However, with respect to shares purchased through exchange, if the Class B shares are redeemed within five years of the purchase payment, any contingent deferred sales charge that applies to the Class B shares of the other fund will apply to the Class B shares acquired in exchange for the Class B shares up to 5.00%. The contingent deferred sales charge decreases as the number of years since the purchase payment increases.

Class C Exchanges. Class C shares may be exchanged for Class C shares of another fund sold by the distributor without a contingent deferred sales charge. However, with respect to shares purchased through exchange, if the Class C shares are redeemed within one year of the purchase payment, any contingent deferred sales charge that applies to the Class C shares of the other fund will apply to the Class C shares acquired in exchange for the Class C shares up to 1.00%.

Additional Information Regarding the Exchange Privilege

The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. See “Frequent trading of fund shares” in the funds’ Prospectuses.

During times of drastic economic or market conditions, each fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

VALUATION OF SHARES

The net asset value per share of each class of the funds is determined on such days and at such time as is set forth in the funds’ Prospectuses. Net asset value is calculated for each class of a fund by dividing the value of the fund’s net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is closed for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. As of the date of this SAI, the Securities Industry and Financial Markets Association (SIFMA) recommends an early close to the bond markets on April 21, 2011, May 27, 2011, November 25, 2011, December 23, 2011 and December 30, 2011.

The value of a portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding fund is determined. The net asset value of a fund’s investment in the corresponding portfolio is equal to the fund’s pro rata share of the total investment of the fund and of other investors in the portfolio less the fund’s pro rata share of the portfolio’s liabilities.

It is anticipated that the net asset value of each share of each fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the funds employ specific investment policies and procedures to accomplish this result.

The securities held by a fund or portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value (or deemed market value) of the securities held by a fund or portfolio deviates more than  1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the fund or portfolio would receive if the instrument were sold.

Pursuant to the rules of the SEC, the funds’ and portfolios’ Trustees have established procedures to stabilize the value of the funds’ and the portfolios’ net assets within  1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed  1/2 of 1% for a fund or portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the fund or portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

Because of the short-term maturities of the portfolio investments of each fund, the funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the funds’ shareholders annually after the close of each fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as ordinary income. Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the fund’s net asset value of $1.00 per share.

It is expected that each fund (and each class of a fund) will have a positive net income at the time of each determination thereof. If for any reason a fund’s or a class’ net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a fund’s expenses exceeded its income, the fund would first offset the negative amount with respect to each shareholder account in that fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the fund may reduce the number of outstanding fund shares of that fund or class by treating each shareholder as having contributed to the capital of the fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the fund. In addition, even where a fund does not have negative income, a fund may retain some portion of its income, which would have the effect of increasing its net asset value.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for each fund’s and each portfolio’s portfolio decisions and the placing of each fund’s and each portfolio’s portfolio transactions with respect to assets allocated to the subadviser.

Pursuant to the Subadvisory Agreements, the subadviser is authorized to place orders pursuant to its investment determinations for a fund or a portfolio either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to a fund or portfolio and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a fund or portfolio which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a fund’s or portfolio’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as a fund’s subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the subadviser by brokers who effect securities transactions for a fund or portfolio may be used by the subadviser in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the subadviser by brokers who effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing a fund. Not all of these research services are used by the subadviser in managing any particular account, including the funds and portfolios.

Debt securities purchased and sold by a fund or portfolio generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund or portfolio will pay a spread or commission in connection with such transactions.

In certain instances there may be securities that are suitable as an investment for a fund or for a portfolio as well as for one or more of the subadviser’s other clients. Investment decisions for a fund, for a portfolio and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security.

Under the subadviser’s procedures, portfolio managers and their trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account managed by the subadviser. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. In other cases, however, the ability of the fund or account to participate in volume transactions will produce better executions for the fund or account. Certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

For the fiscal year ended August 31, 2010, the funds did not direct any amounts to brokerage transactions related to research services and did not pay any brokerage commissions related to research services.

Aggregate Brokerage Commissions Paid

For the fiscal years ended August 31, 2008, August 31, 2009 and August 31, 2010, Liquid Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund paid no brokerage commissions for portfolio transactions.

During the fiscal year ended August 31, 2010, Liquid Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund held no securities issued by the fund’s regular broker/dealers.

For the fiscal years ended December 31, 2007 and December 31, 2008, the eight-month fiscal period ended August 31, 2009, and the fiscal year ended August 31, 2010, Government Money Market Fund and Money Market Fund paid no brokerage commissions for portfolio transactions.

For the fiscal year ended August 31, 2010, Government Money Market Fund held no securities issued by its regular broker/dealers.

For the fiscal year ended August 31, 2010, Money Market Fund held securities issued by the following regular broker/dealers of the fund, which had the following values as of August 31, 2010:

Name of Regular Broker/Dealer or Parent (Issuer)	Type of Security Owned D=debt E=equity	Market Value as of August 31, 2010 ($000s)
Citibank N.A.	D	300
Banc of America Securities LLC	D	284
Deutsche Bank Securities, Inc.	D	70
Commerzbank AG	D	425
Barclays Capital Inc.	D	314
JP Morgan Chase & Co.	D	200
Credit Agricole SA	D	421

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ board has adopted policies and procedures (the “policy”) developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The Board believes the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about fund portfolio holdings and the need to protect funds from potentially harmful disclosures. The policy provides that information regarding a fund’s portfolio holdings may be shared with the manager, a fund’s subadviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel).

Website disclosure

Under the policy, with respect to money market funds, a fund’s complete list of holdings (including the size of each position) and other information required by applicable regulations must be disclosed as of the last business day of a month no later than five business days after month-end on the fund’s public website. Money market funds may disclose their complete portfolio holdings earlier, provided such information has been made available on the fund’s public website in accordance with the policy. The funds in this SAI currently disclose their complete portfolio holdings as of the last business day of a month no later than five business days after month-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors.

Ongoing arrangements

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information for a legitimate business purpose with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the fund’s board.

Set forth below is a list, as of October 31, 2010, of those parties with whom the manager, on behalf of each fund and each portfolio, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
RiskMetrics Group (formerly Institutional Shareholder Services) (Proxy Voting Services)	As necessary	None
Thomson/Vestek .	Daily	None
FactSet	Daily	None
The Bank of New York Mellon	Daily	None
Thomson . .	Semi-annually	None
SunGard/Protegent (formerly Dataware)	Daily	None
ITG	Daily	None

Portfolio holdings information for a fund or portfolio may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Baseline	Daily	None
Frank Russell .	Monthly	1 Day
Investor Tools .	Daily	None
Advent .	Daily	None
BARRA	Daily	None
Quantitative Services Group . .	Daily	None
Ambac .	Daily	None
Liberty Hampshire	Weekly and Month End	None
SunTrust . .	Weekly and Month End	None
S&P (Rating Agency) .	Weekly Tuesday Night	1 Business Day
Electra Information Systems	Daily	None
Cabot Research	Weekly	None
Goldman Sachs	Daily	None
Chicago Mercantile Exchange	Daily	None
Broadridge	Daily	None
Interactive Data Corp.	Daily	None
Citigroup Global Markets Inc.	Daily	None
Glass Lewis & Co.	Daily	None
Fidelity	Quarterly	5 Business Days

Excluded from the lists of ongoing arrangements set forth above are ongoing arrangements where either (i) the disclosure of portfolio holdings information occurs concurrently with or after the time at which the portfolio holdings information is included in a public filing with the SEC, or (ii) a fund’s portfolio holdings information is made available no earlier than the day next following the day on which the fund makes the information available on its website, as disclosed in the fund’s prospectus. The approval of the funds’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.

Release of limited portfolio holdings information

The policy permits the release to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel of limited portfolio holdings information in other circumstances, including:

1.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

2.	A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

3.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

4.	A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

5.	A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

6.	A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Exceptions to the policy

Any exceptions from the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to each fund’s board.

Limitations of policy

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the manager or a subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or a subadviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

TAXES

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting each fund and its shareholders. This discussion is very general and, except where noted, does not address investors subject to special rules, such as investors who hold shares in a fund through an IRA, 401(k) or other tax-advantaged account. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Federal Income Tax Treatment of the Funds and Their Investments

Each fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” or “RIC” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

A fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities. As a regulated investment company, a fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, the taxable income of a RIC other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. A fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.

If, for any taxable year, a fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund’s distributions, to the extent derived from the fund’s current and accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to generally applicable limitations, (i) to be treated, for taxable years beginning before January 1, 2011, as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if a fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, a fund may cure a failure to qualify as a regulated investment company, but in order to do so, the fund may incur significant fund-level taxes and may be forced to dispose of certain assets. If a fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

On August 31, 2010, the unused capital loss carryforwards of the funds were approximately $505,860 for Liquid Reserves, $0 for U.S. Treasury Reserves, $0 for Government Money Market Fund, $56,987 for Tax Free Reserves, $0 for California Tax Free Money Market Fund, $0 for Connecticut Municipal Money Market Fund, $8,048 for New York Tax Free Money Market Fund and $34,538,489 for Money Market Fund. For federal income tax purposes, these amounts are available to be applied against future realized gains, of the applicable fund that are realized prior to the expiration of the applicable carryforward. The carryovers expire as follows:

Fund Name	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018
Liquid Reserves	$0	$0	$(179,484)	$0	$(326,376)	$0
Tax Free Reserves	$(36,737)	$(226)	$0	$0	$(19,297)	$(727)
New York Tax Free Money Market Fund	$0	$0	$0	$(912)	$0	$(7,136)
Money Market Fund	$0	$0	$0	$0	$(34,538,489)	$0

Under certain circumstances, a fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income that is retained by a fund and subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary to avoid the application of this excise tax. However, in a particular year, it may be determined that it would be in the best interests of shareholders for a fund not to make such distributions at the required level and to pay the excise tax on undistributed amounts.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market rules, constructive sale rules or rules applicable to partnerships or trusts in which the fund invests or to forward contracts or “appreciated financial positions” or (2) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. These rules may affect the amount, timing and character of income and gain recognized by a fund and of distributions to shareholders. In order to distribute this income and avoid a tax at the fund level, a fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. A fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.

Foreign Investments (For funds that invest in non-U.S. securities). Interest or other income (including, in some cases, capital gains), if any, received by a fund from any investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by a fund will reduce the return from the fund’s investments. If more than 50% of the value of a fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the fund as paid by its shareholders. For any year that a fund is eligible for and makes such an election, each shareholder of the fund will be required to include in its income an amount equal to his or her allocable share of qualified foreign income taxes paid by the fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by a fund may be claimed, however, by non-corporate shareholders who do not itemize deductions.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Under normal circumstances, each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, a fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. A fund may also determine to retain for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), in which case, the fund will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a fund upon timely filing appropriate returns or claims for refund with the IRS.

Exempt-interest dividends paid by a fund are exempt from regular federal income taxes. Dividends of a fund’s net investment income (other than exempt-interest dividends) and distributions of net realized short-term capital gains are subject to federal income tax as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of the length of time a shareholder has owned fund shares. Each fund expects that it generally will not earn or distribute any long-term capital gains. In addition, each fund expects that none of its distributions will be eligible (i) to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2011 is taxable to noncorporate shareholders at the rates generally applicable to long-term capital gains or (ii) for the dividends-received deduction for corporate shareholders.

Dividends and distributions from a fund, other than exempt-interest dividends, will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the fund as capital assets). Each shareholder who receives distributions in the form of additional shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she instead elected to receive cash distributions. A shareholder’s tax basis in the shares so received will be equal to the amount of distribution.

Tax Free Funds. Each of the Tax Free Funds intends to satisfy conditions that will enable it to pay “exempt-interest dividends” to its shareholders. Exempt-interest dividends are dividends attributable to interest income received from Municipal Obligations and are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income tax purposes and may be subject to federal individual and corporate alternative minimum taxes.

Because each of the Tax Free Funds will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares of a Tax Free Fund is not deductible for U.S. federal income tax purposes. Investors receiving social security or railroad retirement benefits should be aware that exempt-interest dividends received from a Tax Free Fund may, under certain circumstances, cause a portion of such benefits to be subject to federal income tax. Furthermore, a portion of any exempt-interest dividend paid by a fund that represents income derived from certain revenue or private activity bonds held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by a fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Sales of Shares. Upon the sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in those shares. However, a shareholder of a fund will not have any gain or loss on the sale or exchange so long as the fund maintains a net asset value of $1.00 per share.

If a shareholder recognizes a loss with respect to a fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding. A fund may be required in certain circumstances to apply backup withholding on distributions and dividends (including exempt-interest dividends) payable to noncorporate shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities. Backup withholding will not be applied to payments that have already been subject to the 30% withholding tax described below under “Taxation of Non-U.S. Shareholders.”

Notices. Shareholders will receive, if appropriate, various written notices after the close of a fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders

Ordinary dividends and certain other payments made by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

The 30% withholding tax generally will not apply to exempt-interest dividends, to distributions of the excess of net long-term capital gains over net short-term capital losses, or to redemption proceeds.

Under proposed legislation, for fund taxable years beginning before January 1, 2011, the 30% withholding tax would also not apply to dividends that a fund reports as (a) interest-related dividends, to the extent such dividends are derived from the fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the fund’s “qualified short-term gain.” “Qualified net interest income” is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a fund for the taxable year over its net long-term capital loss, if any. Government Money Market Fund and Money Market Fund do not expect to report any distributions as “interest-related dividends” or “short-term capital gain dividends.”

Distributions and redemption payments paid after December 31, 2012 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate notwithstanding the status of any such amounts as capital gain dividends, short-term capital gain dividends or interest-related dividends. Distributions and redemption payments paid after December 31, 2012 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

The foregoing is only a summary of certain material U.S. federal income tax consequences (and, where noted, state and local tax consequences) affecting the funds and their shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

THE TRUST

The certificate of trust to establish Legg Mason Partners Money Market Trust was filed with the State of Maryland on October 4, 2006. As of April 16, 2007, each fund was redomiciled as a series of the Trust.

Prior to reorganization of each fund as a series of Legg Mason Partners Money Market Trust, the funds were series of CitiFunds Trust III, a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to October 23, 2000, Liquid Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. Prior to December 7, 2001, Tax Free Reserves was organized as a separate business trust under the laws of the Commonwealth of Massachusetts. The predecessor of Tax Free Reserves was organized on June 21, 1985 and was the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to December 7, 2001, each of California Tax Free Money Market Fund, Connecticut Municipal Money Market Fund and New York Tax Free Money Market Fund were organized as series of a separate business trust called CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985. Prior to reorganization as a series of CitiFunds Trust III, each of Government Money Market Fund and Money Market Fund was a series of Smith Barney Money Funds, Inc., a Maryland corporation.

The Trust is a Maryland statutory trust. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust. Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. The fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. A Trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a Trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration limits a Trustee’s liability to the Trust or any shareholder to the full extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, audit committee financial expert or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Declaration also requires that shareholders owning shares representing at least 5% of the voting power of the affected funds must join in bringing the derivative action. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the funds. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the funds’ costs, including attorneys’ fees.

The Declaration further provides that the funds shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

With respect to funds in a master/feeder structure, the master fund (called a portfolio) in which a fund invests is a series of Master Portfolio Trust, a Maryland statutory trust and is also governed by a declaration of trust similar to the Declaration. Whenever a vote is submitted to a portfolio’s investors, the fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a fund will vote its shares in the portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a fund could vote its shares in the portfolio in proportion to the vote of all the other investors in the portfolio.

LEGAL MATTERS

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI, a former distributor of each fund and other affiliated funds (collectively, the “Funds”), and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the identified Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U. S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as Western Asset / CitiSM New York Tax Free Reserves and before that, CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant.

The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S.

Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings that was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer has been conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

* * *

The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

FINANCIAL STATEMENTS

The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five- year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this SAI (Filed on October 25, 2010; Accession Number 0000930413-10-005234).

The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this SAI (Filed on October 28, 2010; Accession Number 0000930413-10-005294).

The audited financial statements of Government Money Market Fund (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for the year ended August 31, 2010, the period from January 1, 2009 to August 31, 2009 and for the year ended December 31, 2008, Financial Highlights for the year ended August 31, 2010, the period from January 1, 2009 to August 31, 2009 and for each of the years or periods in the five-year period ended December 31, 2008, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the fund’s Annual Report to Shareholders, are incorporated by reference into this SAI (Filed on October 27, 2010, Accession Number 0000930413-10-005283).

The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Tax Free Reserves Portfolio (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this SAI (Filed on October 27, 2010; Accession Number 0000930413-10-005264).

The audited financial statements of California Tax Free Money Market Fund (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of California Tax Free Money Market Fund, are incorporated by reference into this SAI (Filed on October 26, 2010; Accession Number 0000930413-10-005251).

The audited financial statements of Connecticut Municipal Money Market Fund (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of Connecticut Municipal Money Market Fund, are incorporated by reference into this SAI (Filed on October 27, 2010; Accession Number 0000930413-10-005277).

The audited financial statements of New York Tax Free Money Market Fund (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statement of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2010, Financial Highlights for each of the years in the five-year period ended August 31, 2010, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of New York Tax Free Money Market Fund, are incorporated by reference into this SAI (Filed on October 27, 2010; Accession Number 0000930413-10-005280).

The audited financial statements of Money Market Fund (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2010, Statements of Operations for the year ended August 31, 2010, Statements of Changes in Net Assets for the year ended August 31, 2010, the period from January 1, 2009 to August 31, 2009 and for the year ended December 31, 2008, Financial Highlights for the year ended August 31, 2010, the period from January 1, 2009 to August 31, 2009 and for each of the years or periods in the five-year period ended December 31, 2008, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the funds’ Annual Report to Shareholders, are incorporated by reference into this SAI (filed on October 27, 2010, Accession Number 0000930413-10-005283).

APPENDIX A

DESCRIPTION OF RATINGS

Set forth below are descriptions of the ratings of certain nationally recognized statistical rating organizations (“NRSROs”), as publicly disclosed by such NRSRO from time to time. The ratings of an NRSRO represent the opinions of the NRSRO as to the quality of various debt obligations and are not a guaranty of quality. As described by the NRSROs, ratings are generally given to securities at the time of issuances. While an NRSRO may from time to time revise its ratings of a security, it undertakes no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s Short-Term Obligation Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

Long-term issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (–): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Standard & Poor’s Ratings Group’s Municipal Short-Term Note Ratings Definitions:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s has indicated that its analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Description of Standard & Poor’s Ratings Group’s Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. (3) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30% and 50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B—Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC—Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC—Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C—Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

Description of Fitch Ratings’ Structured, Project & Public Finance Long-Term Obligation Ratings:

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B—Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC—Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC—Very high levels of credit risk. ‘CC’ ratings indicate that default of some kind appears probable.

C—Exceptionally high levels of credit risk. ‘C’ ratings indicate that default appears imminent or inevitable.

D—Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or (3) the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults—“Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. “Imminent” default alternatively refers to the case where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Write-downs—Where an instrument has experienced an involuntary and, in Fitch Ratings’ opinion, irreversible “write-down” of principal (i.e., other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where Fitch Ratings believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C—High short-term default risk. Default is a real possibility.

RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

D—Default. Indicates a broad-based default event for an entity, or the default of all short-term obligations.

Notes to Fitch Ratings’ Long-Term and Short-Term Obligation Ratings:

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g., shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon Fitch Ratings’ expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. No other conditionality pertains to an expected rating. While expected ratings typically convert to final ratings within a short time, as determined by the issuer’s decisions regarding timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch, as with final ratings.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g., medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Paid-In-Full: This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated. Indicated in rating databases with the symbol “PIF”.

NR: A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

Description of DBRS Commercial Paper and Short Term Debt

The DBRS® short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity.

R-1 (high)†

Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)†

Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)†

Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)†

Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)†

Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)†

Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3†

Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4†

Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5†

Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D†

A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Description of DBRS Long Term Obligations*

The DBRS® long-term rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation

†	R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited
*	Formerly referred to as “Bond and Long Term Debt”

indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades. This scale is also used for preferred and hybrid instruments. Within Canada, certain securities use the DBRS® Preferred Share Rating Scale.

AAA

Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA

Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
A

Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB

Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB

Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B

Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC CC C

Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B.

Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D

A security rated D implies the issuer has not met a scheduled payment of interest or principal, the issuer has made it clear that it will miss such a payment in the near future, or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the non payment of a dividend will only be considered as a D if the missed payment constitutes default per the legal documents.

APPENDIX B

WESTERN ASSET MANAGEMENT COMPANY

PROXY VOTING POLICIES AND PROCEDURES

Background

Western Asset Management Company (“Western Asset”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long- standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates regarding the voting of any securities owned by its clients.

Policy

Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by- case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy

Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Part II of the Western Asset Form ADV contains a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

APPENDIX C

ADDITIONAL INFORMATION CONCERNING CALIFORNIA MUNICIPAL OBLIGATIONS

The following information is a summary of certain factors affecting the credit and financial condition of the State of California (“California” or the “State”). The sources of payment for California municipal obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State and certain of its municipalities and public authorities. This summary does not purport to be a complete description and, with the exception of the last paragraph hereof, is derived solely from information contained in official statements relating to debt offerings by the State, the most recent such statement being dated November 22, 2010. Any estimates of future results and other projections are statements of opinion made by the State in, and as of the date of, such official statements and are subject to risks and uncertainties that may cause actual results to differ materially. The funds have not independently verified, and are not responsible for, the accuracy, completeness or timeliness of this information, and the funds do not undertake any obligation to update such information. Such information is included herein without the express authority of any California issuer and is provided without regard to any events that have occurred since the date of the most recent statement.

ECONOMY GENERALLY

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State’s July 1, 2009 population of about 38.5 million represented over 12 percent of the total United States population. California’s population is concentrated in metropolitan areas. According to the findings of the 2000 census, 97 percent of the population of California resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2009, the five-county Los Angeles area accounted for 41 percent of the State’s population, with over 18.5 million residents, and the nine-county San Francisco Bay Area represented nearly 20 percent, with a population of over 7.0 million.

In 2008 and most of 2009, the State experienced what was the most significant economic downturn since the Great Depression of the 1930s. Since then, the State’s economy has grown slowly. As a result of continuing weakness in the state economy, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls.

California’s chronic budget crises have been driven by growing state spending commitments funded by temporary spikes in revenues. Once revenues return to their normal trend—or drop precipitously, as has been the case in the recent recession—these commitments cannot be sustained, and dramatic cuts to programs and/or tax increases sometimes have been required. Budgets also have repeatedly been balanced using, at least in part, unrealized assumptions and one-time or temporary measures. As a result, budget deficits have recurred from year to year, and budget gaps are expected to continue to challenge state fiscal leaders in future years.

California followed the nation’s path through the recession and into the recovery. California labor markets deteriorated dramatically during the latter half of 2008 and the first six months of 2009, suffering their worst losses on record. Between June 2008 and June 2009, the State dropped nearly a million nonfarm jobs. These losses moderated as the year progressed and switched to very modest gains during each of the first five months of 2010. In subsequent months, the State lost jobs due to the drawdown of temporary U.S. Census workers.

In its most recent report from May 2010, the Department of Finance projected that the California economy started to recover from the recession in the latter part of 2009, but growth in calendar year 2010 and beyond would be slow and would continue to lag slightly behind the national economic recovery as a whole. As of September 2010, unemployment in the State was 12.4 percent, compared to 12.5 percent in January 2010 and 9.7 percent in January 2009. The U.S. unemployment rate for September 2010 was 9.6 percent.

National Economy. Output of the national economy (real GDP) grew at a rate of 3.7 percent in the first quarter of 2010, 1.7 percent in the second quarter, and 2.0 percent in the third quarter—the fifth consecutive quarter of growth. Consumers were largely responsible for the gain by increasing their spending by the largest amount in four years. Retail sales rose in the first quarter of 2010, posting their strongest growth since the end of 2007. This rebound sputtered at midyear, however, before settling in to a modest growth trend. Vehicle sales have begun a modest recovery.

Unemployment eased slightly while nonfarm payroll expanded modestly during the first nine months of 2010.

Residential construction fell by almost 11 percent in the first quarter of 2009. Home building increased in the last two quarters of 2009, largely because of the first-time home buyer federal tax credit program. The credit was first applicable to homes purchased between April 2008 and July 2009. The program was extended to April 30, 2010 and expanded. Home building increased modestly during the first half of 2010.

Investment by businesses in equipment and software expanded in the first two quarters of 2010. Manufacturing activity increased for the fourteenth consecutive month in September 2010, according to the Institute for Supply Management (ISM) index.

U.S. exports and imports grew in the first nine months of 2010, reflecting growing economies abroad and increased demand for imports at home. On the whole, however, international trade subtracted from domestic economic growth in the first three quarters of 2010.

California Economy. California does not have a quarterly measure of economic output that could be used to compare its economic growth to that of the nation. However, other economic indicators show that California’s economy was hit harder by the recession than the economies of most other states. Still, there are signs that economic growth in California improved during the second half of 2009 and the first nine months of 2010.

For example, personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009 and the first quarter of 2010. After falling for six consecutive quarters, taxable sales grew in the third and fourth quarters of 2009 and the first quarter of 2010. Taxable sales during the first half of 2010 were up 3.6 percent from the first half of 2009. The state unemployment rate reached a high of 12.6 percent in March 2010. The rate improved slightly thereafter, falling to 12.4 percent in August and September 2010. In comparison, the national unemployment rate was 9.6 percent.

As of November 22, 2010, the State’s housing sector is showing some signs of recovery. Existing home sales have stabilized around the half-million unit rate (seasonally-adjusted and annualized) and the median sales price rose by nearly 5 percent from September 2009 to September 2010, bringing the median price of these homes to approximately $310,000. Unsold inventory trended downward in 2009, as did the number of days needed to sell a home. While both measures appeared to bottom out early in 2010, they worsened during the summer and fall. Additional foreclosures may result from the resetting of rates on adjustable rate mortgages between 2010 and 2012, the commencement of amortization during the same period on mortgages that were previously in an interest-only mode, and the expiration of the mortgage foreclosure relief program. The impact of the resetting may be mitigated by the resets being spread out over multiple years, and may be further mitigated if mortgage interest rates remain low.

The worst of the housing slump, though, may be over. Home building permitting—which suffered a long, steady three-year decline starting in 2005—bottomed out early in 2009 and increased on a year-over-year basis at the start of 2010. Permitting during the first nine months of 2010 was up 22 percent year-over-year, but remained at a very low level—only about 35 percent of the pre-recession levels. New residential construction measured by permits issued had fallen almost 90 percent in 2009 from its peak in 2004, and nonresidential construction in 2009 was valued at about one quarter of the peak valuation in 2008.

Made-in-California exports were down 17 percent in 2009. The decline was widely spread across countries, reflecting the global nature of the economic downturn. Large declines in technology, transportation, and machinery exports were instrumental in the decline. However, with global economic conditions improving, California exports increased 21.5 percent year-over-year in the first two quarters of 2010.

State Financial Pressure

The State experienced a severe economic recession which began at the end of 2007, from which, as of November 22, 2010, the State is still slowly recovering. Personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009. Taxable sales fell sharply in the first half of 2009 before increasing in the third and fourth quarters of 2009 and in the first quarter of 2010. Taxable sales during the first two quarters of 2010 were up 3.6 percent from the first half of 2009. The State’s unemployment rate increased from 5.9 percent in January 2008 to 12.6 percent in March 2010. The rate improved slightly thereafter, falling to 12.4 percent in August 2010 and holding steady in September 2010. In response to the most severe economic downturn in the United States since the Great Depression, in the Amended 2009 Budget Act, the State implemented substantial spending reductions, program eliminations, revenue increases, and other solutions in order to close an estimated $60 billion budget gap over the combined 2008-09 and 2009-10 fiscal years. The State adopted reforms in nearly every area of government to better contain costs in the future. The 2010 Budget Act, adopted on October 8, 2010, made further reductions to many programs. Overall General Fund spending has been reduced to a level well below what it was over a decade ago in fiscal year 1998-99, adjusted for population and inflation growth.

The severe economic downturn resulted in General Fund revenues in fiscal year 2009-10 ($86.9 billion) falling by approximately 16 percent from their peak in fiscal year 2007-08 ($102.6 billion). As of November 22, 2010, the State indicated that it was emerging from the recession, and although the level of unemployment was still very high, economic growth was rebounding. As a result, General Fund revenues in fiscal year 2010-11 ($94.2 billion) are expected to rebound by approximately 8.4 percent above the depressed fiscal year 2009-10 levels. Future revenues are expected to be affected by the expiration after fiscal year 2010-11 of temporary tax increases enacted in fiscal year 2009-10, which represent about $7 billion in receipts in fiscal year 2010-11, as well as the expiration of certain one-time revenues which were obtained in fiscal years 2009-10 and 2010-11.

The 2010 Budget Act was passed by the Legislature and signed by the Governor on October 8, 2010, the latest budget enactment in state history. The 2010 Budget Act projects revenues and transfers to the General Fund of $94.2 billion, with expenditures of $86.6 billion, leaving a balance on June 30, 2011 (after taking into account the negative beginning fund balance from June 30, 2010 of $6.3 billion) of $1.3 billion. An estimated $19.3 billion budget gap was resolved with a combination of expenditure reductions (44 percent of solutions), federal funds (28 percent of solutions) and various other one-time receipts, loans and other solutions (28 percent of solutions). Whether the State will be able to receive all the projected receipts or achieve all the planned expenditure reductions will depend on future actions at the state and federal level, and there is no assurance that all of the assumptions will be met. Furthermore, Proposition 22, an initiative measure approved by the voters on November 2, 2010, will prohibit the operation of certain parts of the 2010 Budget Act, with a negative effect of an estimated $850 million on the 2010-11 fiscal year and increased effects on future years. The Administration projects that there will be multi-billion dollar budget gaps in future years, as temporary fiscal measures adopted in recent years have to be repaid or temporary tax increases expire at the end of the 2010-11 fiscal year.

On November 10, 2010, the Legislative Analyst’s Office released a report projecting a possible budget deficit of $6.1 billion at the end of fiscal year 2010-11. In response, the Governor announced on November 11, 2010 that he would declare a fiscal emergency and call a special session of the Legislature to begin on December 6, 2010 (the first day of the newly-elected Legislature) to address any estimated shortfall in the 2010-11 fiscal year.

The fact that revenue for the 2008-09 and 2009-10 fiscal years has been significantly lower than in the peak revenue year of fiscal year 2007-08 resulted in a significant depletion of cash resources to pay the State’s obligations. By July 2009, the State’s cash resources dwindled so far that, commencing July 2, 2009, the State Controller began to issue registered warrants (or “IOUs”) for certain lower priority obligations in lieu of warrants (checks), which could not be immediately cashed. The registered warrants were all called for redemption on September 4, 2009, once the State was able to access the public credit markets for cash management purposes following enactment of the Amended 2009 Budget Act. No registered warrants were used to pay debt service on bonds, payments to schools, or employee payrolls. By employing a combination of external borrowing with Revenue Anticipation Notes and other cash management techniques after the registered warrants were redeemed, the State was able to meet all its cash obligations for the balance of the 2009-10 fiscal year and through the date of adoption of the 2010 Budget Act on October 8, 2010. Legislation enacted in early March 2010 and in October 2010 provided the State with additional tools to manage cash during the 2010-11 fiscal year by authorizing short-term deferral of certain state payments, primarily to schools and local governments.

The long delay in enacting the 2010 Budget Act caused a build-up of about $6.7 billion of bills payable from the General Fund which could not be paid after July 1 in the absence of budget authority. In order to manage cash flow once all these bills became due for payment, in addition to using authority for payment deferrals either within the month of October or from the month of October to November 2010, the State replenished its cash position by issuing $6.7 billion of interim revenue anticipation notes to six financial institutions.

The national and California economies improved following the 2010-11 Governor’s Budget. Output of the national economy grew for the fifth consecutive quarter in the third quarter of 2010, and California payroll employment grew by 7,800 jobs each month on average during the first eight months of 2010. However, while many sectors of both economies had bottomed out or made modest improvements as of November 2010, the level of economic activity was still far below normal—construction being a prime example.

There are signs that home prices have begun to stabilize and have improved in many regions of the State. Existing home sales peaked during the summer of 2005 and fell steadily through November 2008. A robust recovery in sales took place between November 2008 and November 2009, as sales were boosted by the first-time homebuyers’ tax credit. The tax credit was initially set to expire at the end of November 2009, but prior to its expiration, it was extended through April 30, 2010. Following the tax credit’s extension, there was a moderate rebound in sales in March 2010. The tax credit’s expiration on April 30, 2010, coupled with severe winter weather, caused home sales to fall again.

Both the state and national economies appear poised to make modest comebacks. Still, the State has indicated that the recovery will probably be moderate and prolonged by historical standards.

The pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, have sustained significant investment losses during the economic downturn and, as of November 22, 2010, had substantial unfunded liabilities which will require increased contributions from the General Fund in future years. The State also has an unfunded liability relating to retirees’ post-employment health care benefits which was estimated to be $51.8 billion as of June 30, 2009.

CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

State Appropriations Limit

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the “Appropriations Limit”). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending “appropriations subject to limitation” in excess of the Appropriations Limit. “Appropriations subject to limitation,” with respect to the State, are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed “the cost reasonably borne by that entity in providing the regulation, product or service,” but “proceeds of taxes” exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees and certain other non-tax funds.

There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college (“K-14”) districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate “proceeds of taxes” received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor’s Budget, and thereafter to be subject to the budget process and established in the Budget Act.

Proposition 98 and K-14 Funding

On November 8, 1988, the voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the “Classroom Instructional Improvement and Accountability Act.” Proposition 98 changed state funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 education a minimum level of funding (the “Proposition 98 Guarantee”). Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990) guarantees K-14 education the greater of: (a) in general, a fixed percentage of General Fund revenues (“Test 1”), (b) the amount appropriated to K-14 education in the prior year, adjusted for changes in state per capita personal income and enrollment (“Test 2”), or (c) a third test, which replaces Test 2 in any year that the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in state per capita personal income (“Test 3”).

Legislation adopted prior to the end of the 1988-89 fiscal year implementing Proposition 98 determined the K-14 education’s funding guarantee under Test 1 to be 40.7 percent of General Fund tax revenues based on 1986-87 appropriations. This percentage has since been adjusted to approximately 41.5 percent of 1986-87 appropriations to account for subsequent changes in the allocation of local property taxes since these changes altered the share of General Fund revenues received by schools. The Proposition 98 Guarantee has typically been calculated under Test 2. Under Test 3, however, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus 0.5 percent. If Test 3 is used in any year, the difference between Test 3 and Test 2 becomes a “credit” (called the “maintenance factor”) to schools and is paid to them in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

The Proposition 98 Guarantee is funded from two sources: local property taxes and the General Fund. Any amount not funded by local property taxes is funded by the General Fund. Thus, local property tax collections represent an offset to General Fund costs in a Test 2 or Test 3 year.

Proposition 98 permits the Legislature, by a two-thirds vote of both Houses (on a bill separate from the Budget Act) and with the Governor’s concurrence, to suspend the K-14 education’s minimum funding guarantee for a one-year period. The amount of the suspension is added to the maintenance factor, the repayment of which occurs according to a specified State Constitutional formula, and eventually restores Proposition 98 funding to the level that would have been required in the absence of such a suspension. Therefore, suspending the minimum funding guarantee provides ongoing General Fund savings over multiple fiscal years until the maintenance factor is fully repaid.

Proposition 98 also contains provisions for the transfer of certain state tax revenues in excess of the Appropriations Limit to K-14 education in Test 1 years when additional monies are available. No such transfers are anticipated during fiscal years 2009-10 and 2010-11.

The Amended 2009 Budget Act reduced fiscal year 2008-09 Proposition 98 appropriations by $7.3 billion from the $58.1 billion assumed in the 2008 Budget Act through a combination of payment deferrals ($3.2 billion), fund re-designations ($1.7 billion), and program reductions ($2.4 billion). In comparison to the fiscal year 2008-09 revised Proposition 98 spending level, the Initial 2009 Budget Act included an additional $4.6 billion to backfill prior-year one-time solutions and $252 million to fund growth adjustments. The fiscal year 2009-10 Proposition 98 appropriation level reflected an additional $702 million in program reductions.

In July 2009, the Legislature adopted and the Governor signed legislation to further reduce Proposition 98 funding levels for both the 2008-09 and 2009-10 fiscal years. The fiscal year 2008-09 Proposition 98 funding level was established in statute at $49.1 billion. This reflects another $1.6 billion reduction beyond the Initial 2009 Budget Act. Furthermore, the Amended 2009 Budget Act reduced fiscal year 2009-10 appropriations by $5.6 billion through a combination of payment deferrals ($1.8 billion), program reductions ($2.8 billion), and a technical adjustment related to the failure of Proposition 1C (The Lottery Modernization Act) ($1.1 billion).

In order to balance the 2010 Budget Act, it was necessary to suspend the Proposition 98 Guarantee by $4.1 billion in the 2010-11 fiscal year. The Proposition 98 Guarantee is reduced from the estimated minimum funding level of $53.8 billion down to a level of $49.4 billion, reflecting an additional veto reduction of $256 million. Per the Proposition 98 constitutional formula, the $4.1 billion owed is added to the outstanding maintenance factor balance and will be repaid over multiple years. The total program spending for 2009-10 is calculated at $49.5 billion. The 2010 Budget Act also includes $300 million in settle-up payments that do not count towards the fiscal year 2010-11 Guarantee but reduces the settle-up owed at the end of the 2009-10 fiscal year by a like amount.

The Proposition 98 Guarantee for fiscal year 2010-11 increased by $1 billion from the 2010-11 May Revision estimate of $48.4 billion and the General Fund share is $36.0 billion of total Proposition 98 funding.

The 2010 Budget Act reflects General Fund Proposition 98 expenditures in fiscal years 2008-09 through 2010-11.

A maintenance factor is created in years when the Proposition 98 Guarantee is suspended or calculated under Test 3 pursuant to the State Constitution. The maintenance factor equals the difference between the funded Guarantee level and the amount that would have been calculated under Test 2. Repayment of the maintenance factor occurs in years when per capita General Fund revenue growth exceeds per capita personal income growth and is calculated as half the difference between the percentage increase in per capita General Fund revenue growth and per capita personal income growth multiplied by the General Fund subject to the State Appropriations Limit. The required repayment is part of the Proposition 98 Guarantee level for that year. Legislation adopted with the Amended 2009 Budget Act created an outstanding obligation for the fiscal year 2008-09 of $11.2 billion to be repaid commencing in fiscal year 2010-11. In light of the State’s fiscal condition as of January 8, 2010, the Governor’s Budget proposed to delay commencing repayment of the remaining $10.7 billion obligation from fiscal year 2010-11 until fiscal year 2011-12. The 2010 Budget Act instead commences with the repayment of the $11.2 billion maintenance factor in fiscal year 2009-10, resulting in higher total Proposition 98 Guarantee levels in fiscal years 2009-10 and 2010-11 than assumed under the 2010-11 Governor’s Budget and May Revision. As of the 2010 Budget Act, the outstanding maintenance factor balance at the end of the 2010-11 fiscal year was $9.5 billion. This amount is to be repaid pursuant to the constitutional repayment formula in years when state revenues increase. The amount owed and repaid each year cannot be finalized until certain Proposition 98 factors (e.g., per capita personal income and per capita General Fund revenue growth factors) are available.

Legislation related to the 2004 Budget Act suspended the Proposition 98 minimum guarantee. At the time the 2004 Budget Act was enacted, this suspension was estimated to be $2.004 billion. This suspended amount was added to the existing maintenance factor, which was fully paid in fiscal year 2005- 06. However, subsequent growth in General Fund revenue increased the estimated fiscal year 2004-05 Proposition 98 Guarantee calculation by an additional $1.6 billion. This additional funding, along with approximately $1.1 billion in fiscal year 2005-06, was the subject of a lawsuit brought by the California Teachers Association (“CTA”), which has been settled. The terms agreed upon consist of retiring this approximately $2.7 billion obligation beginning in fiscal year 2007-08 with a $300 million payment and then in annual payments of $450 million beginning in fiscal year 2008-09 until the full amount is paid. Due to the State’s severe revenue decline, the Amended 2009 Budget Act suspended this payment for fiscal year 2009-10. The 2010 Budget Act restarts the annual settlement payments by providing $30 million for fiscal year 2009-10 and $420 million for fiscal year 2010-11, for a total of $450 million.

The CTA lawsuit settlement was ratified by legislation enacted in September of 2006 (Chapter 751, Statutes of 2006). In addition, legislation was approved to refinance the Golden State Tobacco Securitization Corporation’s Series 2003A Bonds, which became effective on January 1, 2007. Of the $1.258 billion in additional funds raised from the refinancing, which was completed on March 14, 2007, the first $900 million offset initial costs of the settlement.

Settle-up funding results from changes in assumptions and recalculations of previous years’ Proposition 98 Guarantees based upon revised estimates of state and local property taxes, average daily attendance and civilian population. After the end of the fiscal year, and as numbers are finalized, if the appropriations for any year are less than the Guarantee level, the remainder counts as “settle-up” and must be paid back at a future date. Proposition 98 appropriations for fiscal years 1995-96, 1996-97, 2002-03, and 2003-04 are cumulatively estimated to be $1.4 billion below the amounts required by the Proposition 98 minimum guarantee for those years due to changes in various Proposition 98 factors applicable to those years. Chapter 216, Statutes of 2004, annually appropriates $150 million per year beginning in fiscal year 2006- 07, to repay these prior year Proposition 98 obligations. However, Chapter 491, Statutes of 2005, appropriated $16.8 million toward these settle-up obligations during the fiscal year 2005-06, and explicitly reduced the first Chapter 216 settle-up appropriation from $150 million to $133.2 million for fiscal year 2006-07. Chapter 79, Statutes of 2006, appropriated $133.2 million for the remaining balance of the fiscal year 2006-07 allocation and $150 million for the fiscal year 2007-08 allocation. However, legislation related to the 2008 Budget Act suspended the fiscal year 2008-09 allocation. As a result, the outstanding settle-up balance as of the 2008 Budget Act was $1.1 billion. The Initial 2009 Budget Act used the $1.1 billion in settle-up monies to pay for school district revenue limit costs in the 2008-09 fiscal year. The Amended 2009 Budget Act has further clarified that Proposition 98 appropriations for the 2006-07 fiscal year are $212 million below the amounts required by the Proposition 98 minimum guarantee. This amount should be appropriated by the Legislature beginning in the 2014-15 fiscal year.

Assumptions made in the 2010 Budget Act result in the fiscal year 2009-10 Proposition 98 Guarantee being underfunded by an estimated $1.8 billion; however, in the 2010-11 fiscal year $300 million in settle-up funding is appropriated towards fiscal year 2009-10, resulting in a remaining balance of $1.5 billion to be paid in future years. Finally, the 2010 Budget Act created $256 million in additional settle-up obligations for fiscal year 2010-11. However, the final amount of settle-up owed for fiscal years 2009-10 and 2010-11 is unknown until the Proposition 98 Guarantee factors for that year are certified, usually a few years after the close of the fiscal year.

While Proposition 98 mandates have been regularly deferred in recent years, the Legislature chose to fund the majority of these programs as part of the 2010 Budget Act, while suspending the remainder of mandates. Specifically, the Legislature provided more than $80 million to fund the ongoing cost associated with 28 K-12 local mandated programs, while suspending 17 others. The Legislature also provided almost $10 million to fund the ongoing cost of 15 community college local mandated programs, while suspending 6 others. This decision is due in part to recent court ruling that found the act of deferring mandate costs to be unconstitutional. In addition, the 2010 Budget Act provides one-time funding of $210 million to reimburse schools and community colleges for prior year mandate costs, which exceed $1 billion.

STATE INDEBTEDNESS AND OTHER OBLIGATIONS

General

The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes (“ RANs”) and revenue anticipation warrants (“RAWs”).

Capital Facilities Financing

General Obligation Bonds

The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of monies in the General Fund to the support of the public school system and public institutions of higher education. Under the State Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal and interest on the bonds have been paid. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that monies from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are the State’s Economic Recovery Bonds, supported by a special sales tax, and veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans.

General obligation bonds are typically authorized for infrastructure and other capital improvements at the state and local level. Pursuant to the State Constitution, general obligation bonds cannot be used to finance state budget deficits (except as already authorized by Economic Recovery Bonds).

As of October 1, 2010, the State had outstanding $76,810,154,000 aggregate principal amount of long-term general obligation bonds, of which $68,098,479,000 were payable primarily from the State’s General Fund, and $8,711,675,000 were “self-liquidating” bonds payable first from other special revenue funds. As of October 1, 2010, there were unused voter authorizations for the future issuance of $42,884,259,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see “General Obligation Commercial Paper Program” below). Of this unissued amount, $1,306,210,000 is for general obligation bonds payable first from other revenue sources.

A ballot measure is slated to be submitted to the voters at the statewide election on November 6, 2012 to approve the issuance of $11.14 billion in general obligation bonds for a wide variety of purposes relating to improvement of California’s water supply systems, drought relief, and groundwater protection. This legislation specifies that not more than one-half of the bonds may be sold before July 1, 2015. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by the Legislature or placed on the ballot through the initiative process.

Variable Rate General Obligation Bonds

The general obligation bond law permits the State to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. As of October 1, 2010, the State had outstanding $4,844,275,000 principal amount of variable rate general obligation bonds (which includes a portion of the Economic Recovery Bonds described below), representing about 6.3 percent of the State’s total outstanding general obligation bonds as of that date.

Under state law, except for the Economic Recovery Bonds, the State must pay the principal of any general obligation bonds which are subject to optional or mandatory tender, and which are not remarketed or, if applicable, purchased by financial institutions which provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate general obligation bonds, and it no longer has any auction rate bonds outstanding.

General Obligation Commercial Paper Program

Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. As of November 2010, it is the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. Pursuant to the terms of the bank credit agreement in effect as of November 22, 2010, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of November 1, 2010, $1,292,170,000 aggregate principal amount of general obligation commercial paper notes were outstanding. Commercial paper notes are not included in the calculation of permitted variable rate indebtedness described under “Variable Rate General Obligation Bonds.”

Bank Arrangements

In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over 2010 market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.

Since the start of 2009, the State has taken a number of actions regarding its bank credit arrangements, including extending existing letter of credit facilities and converting standby purchase agreements to letters of credit for some of its floating rate Economic Recovery Bonds and for its Commercial Paper program. The makeup of some of the State’s credit facilities was also revised with the deletion or substitution of banks. About $1.37 billion of letters of credit for several series of variable rate general obligation bonds expire in November and December 2010. The State has received commitments from banks to renew or replace these expiring facilities, and is in the process of finalizing the documentation for those actions. Renewals have been completed for $150 million of letters of credit. Replacement of about $972 million of letters of credit was completed on November 12 and the balance was scheduled for completion on November 23, 2010.

Lease-Revenue Obligations

In addition to general obligation bonds, the State has acquired and constructed capital facilities through the use of lease-revenue borrowing (also referred to as lease-purchase borrowing). Under these arrangements, the State Public Works Board, another state or local agency or a joint powers authority issued bonds to pay for the construction of facilities such as office buildings, university buildings, courthouses or correctional institutions. These facilities are leased to a state agency, the California State University, the University of California or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease-revenue bonds. In some cases, there was not a separate bond issue, but a trustee directly created certificates of participation in the State’s lease obligation, which were then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. For purposes of this appendix, the terms “lease-revenue obligation,” “lease-revenue financing,” “lease-purchase obligation” or “lease-purchase” mean principally bonds or certificates of participation for capital facilities where the lease payments providing the security are payable from the operating budget of the respective lessees, which are primarily, but not exclusively, derived from the General Fund, and also includes revenue bonds for a state energy efficiency program secured by payments made by various state agencies under energy service contracts. The State had $9,761,885,000 in lease-revenue obligations outstanding as of October 1, 2010. The State Public Works Board, which is authorized to sell lease-revenue bonds, had $12,272,464,280 authorized and unissued as of November 1, 2010. In addition, SB 1407 (Chapter 311, statutes of 2008) included intent language authorizing up to $5 billion in lease revenue financing for court construction. Of this amount, $868,020,000 was authorized in the 2010 Budget Act and is included in the November 1, 2010 figure. The debt service for all court projects financed under SB 1407 will be paid from a special fund with revenues dedicated for debt service payments.

Non-Recourse Debt

Certain state agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from state revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had approximately $57 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2010.

Build America Bonds

In February 2009, Congress enacted certain new municipal bond provisions as part of the American Recovery and Reinvestment Act (stimulus bill). One provision allows municipal issuers such as the State to issue “Build America Bonds” (“BABs”) for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35 percent of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease-revenue bonds are deposited into a fund which is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the Internal Revenue Service as a refund of a tax credit and such refund may be offset by the Department of the Treasury by any liability of the State payable to the federal government, including in respect of any internal revenue tax (including any interest and penalties), past due child support, past due and legally enforceable debt due federal agencies, unemployment compensation debts, and past due legally enforceable state income tax debts. As of November 1, 2010, the State has received all BABs cash subsidy payments to which it has been entitled, without offset.

Starting in April 2009 and through September 2010, the State issued a significant amount of BABs, including $10.39 billion of general obligation bonds and $551 million of lease-revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2010-11 through the maturity of these bonds (mostly 20 to 30 years) is approximately $7.3 billion for the general obligation BABs and $327 million for the lease-revenue BABs. The Obama Administration has proposed making the BABs program permanent, although at a lower subsidy rate for future issuances. The House of Representatives passed a bill which extends the BAB program for two years, at successively lower subsidy rates, but higher than what was proposed by the Obama Administration; as of November 22, 2010, this proposal had not yet been acted on by the Senate.

Future Issuance Plans; General Fund Debt Ratio

Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease-revenue bonds. This new authorization substantially increased the amount of such General Fund-supported debt outstanding to more than $78 billion, while still leaving authorized and unissued bonds of about $54 billion.

The State Treasurer has estimated that the aggregate amount of outstanding debt supported by the General Fund, including general obligation, lease revenue, and Proposition 1A bonds, based on voter and legislative authorizations as of November 22, 2010, and bond cash flow needs as reported by the Department of Finance, is estimated to peak at approximately $114.6 billion by fiscal year 2015-16, compared to the outstanding amount as of November 22, 2010 of about $79.8 billion. The annual debt service costs on this amount of debt are estimated by the State Treasurer to increase to approximately $9.49 billion in fiscal year 2012-13 compared to about $6.84 billion estimated in fiscal year 2010-11. The projected amounts for fiscal year 2010-11 through 2011-12 include the interest, and for fiscal year 2012-13, the interest and principal, payable on the $1.90 billion of bonds issued in connection with Proposition 1A of 2004. After fiscal year 2012-13, projected peak debt service is $10.39 billion in fiscal year 2017-18. (These estimates do not include Economic Recovery Bonds, described below, or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

In light of the substantial drop in General Fund revenues since fiscal year 2007-08 and the projections of substantial new bond sales in the future, the ratio of debt service on general obligation, lease-revenue, and the Proposition 1A bonds supported by the General Fund, to annual General Fund revenues and transfers (the “General Fund Debt Ratio”) can be expected to increase significantly in future years. As assumptions for future debt issuance and revenue projections are updated from time to time, any changes to these amounts may impact the projected General Fund Debt Ratio. Based on the revenue estimates used for the 2010 Budget Act, in fiscal year 2010-11, the General Fund Debt Ratio is estimated to equal approximately 7.26 percent. Based on Department of Finance estimates for future debt issuance, and the assumed growth in General Fund revenues and transfers contained in the 2010-11 May Revision, from fiscal year 2011-12 through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.12 percent in fiscal year 2012-13, the year in which the Proposition 1A bonds mature. In the fiscal year following the maturity of the Proposition 1A bonds, fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to decline to 8.93 percent. The State’s General Fund Debt Ratio after fiscal year 2013-14 will depend on the State’s future General Fund revenues which will in turn depend on a variety of factors including but not limited to economic, population and inflation growth. Based on the State’s debt issuance projections as of November 22, 2010 and an assumed combined average annual General Fund revenue growth rate of between 2 percent and 5 percent, the State’s General Fund Debt Ratio in fiscal year 2019-20 is projected to range from 7.60 percent to 9.06 percent. The General Fund Debt Ratio is calculated based on actual gross debt service, without adjusting for receipts from the U.S. Treasury for the State’s general obligation and lease-revenue BABs outstanding as of November 2010 or the availability of any special funds that may be used to pay a portion of the debt service to help reduce General Fund costs, and an assumed interest rate of approximately 6.00 percent and 6.60 percent for future issuances of general obligation and lease-revenue bonds, respectively. The actual General Fund Debt Ratio in future fiscal years will depend on a variety of factors, including actual debt issuance (which may include additional issuance approved in the future by the Legislature and, for general obligation bonds, the voters), actual interest rates, debt service structure, and actual General Fund revenues and transfers.

Economic Recovery Bonds

The California Economic Recovery Bond Act (“Proposition 57”) was approved by the voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in Economic Recovery Bonds (“ERBs”) to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

The entire authorized amount of ERBs was issued in three sales, in May and June 2004, and in February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds.

Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues (“SSTRs”) collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level which did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.435 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have since been raised to levels above the State’s general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus state property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in the Budget Stabilization Account (“BSA”) created under the Balanced Budget Amendment (“Proposition 58”). As of October 2010, funds from these sources have been used for early retirement of approximately $3.98 billion of bonds during fiscal years 2005-06 through 2010-11, including $472 million which was transferred from the BSA in fiscal year 2006-07 and $1.023 billion transferred from the BSA in fiscal year 2007-08. As of September 1, 2010, a total of $7.28 billion of ERBs has been retired, leaving a principal balance of $7.39 billion.

Legislation enacted as part of the 2010 Budget Act put a Constitutional amendment on the next statewide general election ballot that, if approved, would strengthen the “rainy day” fund created by Proposition 58. Although this proposed amendment would not change the $5 billion limit for ERB payments from the BSA, it is expected to make it more difficult to suspend future BSA payments and, therefore, would likely result in additional BSA related ERB redemptions.

The Governor suspended each of the fiscal years 2008-09, 2009-10 and 2010-11 BSA transfers due to the condition of the General Fund.

Tobacco Settlement Revenue Bonds

In 1998, the State signed a settlement agreement (the “Master Settlement Agreement” or “MSA”) with the four major cigarette manufacturers (the “participating manufacturers” or “PMs”). Under the MSA, the PMs agreed to make payments to the State in perpetuity, which payments, at the time were predicted to total approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers are paid to the State and half to local governments. The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA require reduction of the PMs’ payments for decreases in cigarette shipment volumes by the PMs, payments owed to certain “Previously Settled States” and certain other types of offsets. However, settlement payments are adjusted upward each year by at least 3 percent for inflation, compounded annually.

State law enacted in 2002 (the “Tobacco Securitization Law”) authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a “back-up state guaranty” that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the “2003 Bonds”) produced about $4.75 billion in proceeds which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up state guarantee was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the “2005 Refunding Bonds”). The back-up state guaranty now applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs’ payments under specified conditions relating to the loss of market share to non-participating manufacturers (“NPMs”). This potential reduction is called an “NPM adjustment.” The State disputes the PMs’ right to an NPM adjustment for any year. The MSA also allows the PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs’ assertion of their right to receive an NPM adjustment. Nevertheless, as of November 2010, the annual amount of tobacco settlement revenues received to date has been in excess of the required debt service payments.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination compelling the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the 2005 Refunding Bonds, the State covenanted to request the Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Through November 22, 2010, tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State’s covenant to request an appropriation has never been invoked.

Obligations in Connection with Proposition 1A of 2004

The Amended 2009 Budget Act provided for state borrowing, pursuant to Proposition 1A of 2004, of approximately $1.998 billion of local property tax revenues. In accordance with Proposition 1A of 2004, the State is required to repay such revenues no later than June 2013.

Legislation implementing the borrowing in the Amended 2009 Budget Act provided authority to local governments to sell their right to receive the state repayment to a joint powers authority (“JPA”) and for the JPA to issue bonds backed by the State’s repayment obligation. The repayment obligation includes interest and issuance costs for the JPA bonds.

On November 19, 2009, the California Statewide Communities Development Authority, a JPA, issued $1,895,000,000 of bonds which are secured by the State’s obligation to make these payments to about 1,300 local governments, representing about 95 percent of the State’s total borrowing from local governments. The 2010 Budget Act includes $90.8 million General Fund monies for the interest payments that are expected to be incurred in that fiscal year. In accordance with the authorizing legislation, these bonds are to be repaid by June 15, 2013. In addition, for the obligations to entities not participating in the JPA bond program (which are $103 million in principal amount), the Director of Finance has set an interest rate of two percent per annum.

Cash Flow Borrowings and Cash Management

The majority of the State’s General Fund revenues are received in the latter part of the fiscal year. Expenditures from the General Fund occur more evenly throughout the fiscal year. The State’s cash flow management program customarily addresses this timing difference by making use of internal borrowing and by issuing short-term notes in the capital markets. External borrowing is typically done with RANs that are payable not later than the last day of the fiscal year in which they are issued. RANs have been issued in 22 of the last 23 fiscal years and have always been paid at maturity. The State also is authorized under certain circumstances to issue RAWs that are payable in the succeeding fiscal year. The State issued RAWs to bridge short-term cash flow shortages in 1992, 1993, 1994, 2002 and 2003.

RANs and RAWs are both payable from any “Unapplied Money” in the General Fund of the State on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. “Priority Payments” are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the State Constitution); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the State; (iii) reimburse local governments for certain reductions in ad valorem property taxes (as required by Section 25.5 of Article XIII of the State Constitution), or make required payments for borrowings secured by such repayment obligation; (iv) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to California Government Code Sections 16310 or 16418; and (v) pay state employees’ wages and benefits, state payments to pension and other state employee benefit trust funds, state Medi-Cal claims, lease payments to support lease-revenue bonds, and any amounts determined by a court of competent jurisdiction to be required by federal law or the State Constitution to be paid with state warrants that can be cashed immediately.

The State has employed additional cash management measures during some fiscal years; all of the following techniques were used at one time or another during fiscal years 2008-09 and 2009-10 and so far in fiscal year 2010-11:

•	The State Controller has delayed certain types of disbursements from the General Fund.

•	Legislation was enacted during the 2009-10 fiscal year increasing the State’s internal borrowing capability, and the State has increased the General Fund’s internal borrowings.

•	Legislation has been enacted deferring some of the State’s disbursements until later in the fiscal year, when more cash receipts are expected, or into the succeeding fiscal year.

•	In addition, as noted below, the State issued registered warrants in July and August 2009 because of insufficient cash resources.

Internal Borrowing. As of November 22, 2010, the General Fund is authorized by law to borrow from more than 700 of the State’s approximately 1,300 other funds in the State Treasury (the “Special Funds”). Total borrowing from Special Funds must be approved by the PMIB. The Controller submits an authorization request to the Pooled Money Investment Board (“PMIB”) quarterly, based on forecasted available funds and borrowing needs. The Legislature may from time to time adopt legislation establishing additional authority to borrow from Special Funds. The State has historically made extensive use of its internal borrowing capability to provide cash resources to the General Fund. On September 15, 2010, the PMIB authorized the internal borrowing of up to $20.995 billion for the period of October 1 through December 31, 2010. Enactment of Proposition 22 could prohibit the General Fund from making temporary borrowings for cash management from certain transportation funds. The Department of Finance has estimated the effect of reducing internal borrowable resources by up to $2 billion (the amounts borrowable vary from time to time during the year), and is projected to be about $1.1 billion in June 2011. The State Controller’s Office is continuing to review Proposition 22 to make a final determination of which funds, and in what amounts, are affected by the measure.

One fund from which monies may be borrowed to provide additional cash resources to the General Fund is the BSA, a reserve fund established in 2004 by Proposition 58. However, during fiscal year 2009-10, there were no funds available in the BSA. The State also may transfer funds into the General Fund from the State’s Special Fund for Economic Uncertainties, which is not a Special Fund.

External Borrowing. As noted above, issuance of RANs is a normal part of the State’s annual cash flow management program. On September 29, 2009, the State issued $8.8 billion of RANs which matured in May and June 2010. The State expects to issue approximately $10 billion of RANs to assist its cash flow management in fiscal year 2010-11 (“2010 RANs”). The 2010 RANs result in sufficient unapplied cash resources in the General Fund which can be used to repay Interim RANs in the amount of $6.7 billion which were sold privately to financial institutions on October 28, 2010. The Interim RANs provided short-term cash flow resources pending issuance of the 2010 RANs.

Payment Deferrals. From time to time, the Legislature changes by statute the due date for various payments, including those owed to public schools, universities and local governments, until a later date in the fiscal year, or even into the following fiscal year, in order to more closely align the State’s revenues with its expenditures. This technique has been used several times through the enactment of budget bills in fiscal years 2008-09 and 2009-10. Some of these statutory deferrals were made permanent, and others were implemented only for one fiscal year. One effect of these deferrals has been to reduce the State’s need for external borrowing to bridge its cash flow deficit during the fiscal year.

In addition, state law gives the State Controller some flexibility as to how quickly the State must pay its bills. For instance, income tax refunds for personal income taxes are not legally due until 45 days after the return filing deadline, which is normally April 15. Accordingly, while the State has typically paid tax refunds as returns are filed, it can conserve cash by withholding refund payments until after the April 15 due date. Payments to vendors generally must be made within 45 days of receipt of an invoice. The State may delay payment until the end of this period, or it may even choose to make these payments later and pay interest. These delays are only used if the State Controller foresees a relatively short-term cash flow shortage. Such an instance occurred in February 2009, when the State Controller delayed making about $2.9 billion of tax refunds, and another $1.3 billion of vendor and other payments. Enactment of budget solutions in February 2009 allowed all the delayed payments to be made up in March 2009.

On March 1, 2010 the Governor signed a bill to provide additional cash management flexibility to state fiscal officials (Chapter 1, Statutes of 2009-10 Eighth Extraordinary Session, the “first cash management bill”). The effect of the first cash management bill is further described below. As part of the 2010 Budget Act, a second cash management bill was enacted to provide short-term deferral of certain state obligations, totaling about $4.5 billion, mostly from October to November 2010.

SOURCES OF TAX AND OTHER REVENUE

The following is a summary of the State’s major tax revenues and tax laws. In fiscal year 2009-10, approximately 93 percent of the State’s General Fund revenues and transfers were derived from personal income taxes, corporation taxes, and sales and use taxes.

Enactment of Proposition 26 on November 2, 2010 will make it more difficult in the future for the State to raise taxes.

Temporary Revenue Enhancements in the 2009 and 2010 Budget Acts

The Amended 2009 Budget Act included several major changes in General Fund revenues described below. The Amended 2009 Budget Act did not include any additional tax increases over those provided for pursuant to the Initial 2009 Budget Act, though it did include certain tax law changes intended to increase tax compliance and accelerate some revenues that were not in the Initial 2009 Budget Act.

As part of the Initial 2009 Budget Act passed in February 2009, the following tax and fee increases were adopted:

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Temporary Sales Tax Increase: Effective April 1, 2009, the General Fund sales and use tax rate was temporarily increased by 1 percent, from 5 percent to 6 percent. This tax increase is to be in effect through June 30, 2011. As of the 2010 Budget Act, this tax law change is expected to generate additional sales tax revenues of $4.299 billion in fiscal year 2009-10 and $4.223 billion in fiscal year 2010-11 for the General Fund.

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Vehicle License Fees: Effective May 19, 2009, vehicle license fees were temporarily increased from 0.65 percent to 1.15 percent with 0.35 percent going to the General Fund and 0.15 percent going to the Local Safety and Protection Account for local law enforcement grant programs previously funded from the General Fund. Vehicle license fees apply to the value of the vehicle (initially its market value and then subject to a standard depreciation schedule). This increase is scheduled to remain in effect through June 30, 2011. As of the 2010 Budget Act, this law change is expected to generate additional revenues of approximately- $1.386 billion in fiscal year 2009-10 and $1.472 billion in fiscal year 2010-11.

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Personal Income Tax Surcharge: The Initial 2009 Budget Act provided for a temporary addition of 0.25 percent to each personal income tax rate for tax years 2009 and 2010. As of the 2010 Budget Act, this change is expected to generate approximately $2.707 billion of additional General Fund revenues in fiscal year 2009-10 and $1.073 billion in fiscal year 2010-11.

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Dependent Exemption Credit Reduction: The Initial 2009 Budget Act included a temporary reduction in the Personal Income Tax-exemption credit for dependents to the amount provided for the personal credit for tax years 2009 and 2010 from $309 to $99 (tax year 2008 values). As of the 2010 Budget Act, this change is expected to generate approximately $1.429 billion of additional General Fund revenues in fiscal year 2009-10 and $700 million in fiscal year 2010-11.

The Amended 2009 Budget Act, passed in July 2009, included tax law changes affecting the General Fund as described below:

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Non-Retailer Registration for Use Tax: Under prior law, non-retailers—those who do not sell tangible personal property—were not required to register with the Board of Equalization (“BOE”). This law change requires non-retailers that hold a business license and have at least $100,000 in gross receipts to register with the BOE and submit a return that details purchases made during the year that were subject to the use tax yet for which no use tax was paid. This law change was expected to increase General Fund sales and use tax revenue by $26 million in fiscal year 2009-10 and $123 million in fiscal year 2010-11, with increasing amounts thereafter. As of the 2010 Budget Act, the expected increase in General Fund sales and use tax revenue in fiscal year 2009-10 from this law change is estimated at $15 million, and the fiscal year 2010-11 forecast is unchanged.

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Accelerate Estimated Tax Payments: Under prior law, individuals and corporations were required to pay 30 percent each with the first two estimated payments, and 20 percent each for the last two estimated payments. Under this law change, beginning with the 2010 tax year, the first quarter estimated payment percentage will remain at 30 percent payable on April 15, the second quarter will increase to 40 percent payable on June 15, the third estimated payment will be eliminated, and the fourth quarter estimated payment will increase from 20 percent to 30 percent payable on December 15 for corporations and January 15 for individuals. As of the 2010 Budget Act, this law change is expected to accelerate $1.295 billion into fiscal year 2009-10 ($672 million in personal income tax receipts and $623 million in corporate tax receipts) and $98 million in fiscal year 2010-11 ($60 million in personal income tax receipts and $38 million in corporate tax receipts).

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Accelerate Wage Withholding: This tax law change increased wage withholding rates by 10 percent and, as of the 2010 Budget Act, was expected to accelerate $1.6 billion of personal income tax receipts into fiscal year 2009-10.

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Require Backup Withholding: Under current federal law, gambling winnings reported on Internal Revenue Service (“IRS”) Form W2G and payments made by banks and businesses reported on various IRS 1099 forms may be subject to backup withholding on those payments. Payments reported on IRS 1099 forms include payments to independent contractors, rents, commissions, and royalty payments. This law change will conform state law to federal law by requiring a withholding rate of 7 percent for state purposes whenever it is required for federal purposes. As of the 2010 Budget Act, this law change is expected to increase personal income tax revenues by $32 million in fiscal year 2009-10 followed by an additional $31 million in fiscal year 2010-11.

The 2010 Budget Act includes General Fund revenue changes of $2.034 billion for fiscal year 2010-11. Listed below are the significant solutions:

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Legislative Analyst’s Office (“LAO”) Revenue Forecast: The 2010 Budget Act assumes the LAO’s revenue forecast, which increases revenues by $399 million in fiscal year 2009-10 and $961 million in fiscal year 2010-11 above amounts estimated in the 2010-11 May Revision.

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Extension of Net Operating Loss (“NOL”) Suspension and Delay of Carrybacks: Except for taxpayers with income that is less than or equal to $300,000, NOL deductions are suspended for tax years 2010 and 2011. The suspension exempts an estimated 91 percent of taxpayers. In addition, the ability to carry back losses for two years will be delayed until 2013. Carrybacks will be limited to 50 percent of losses for tax years beginning in 2013, 75 percent of losses for tax years beginning in 2014 and 100 percent of NOLs will be allowed to be carried back for tax years beginning tax year 2015 and later. This tax law change is expected to increase revenues by $1.2 billion in fiscal year 2010-11.

Personal Income Tax

The California personal income tax, which accounted for 51.6 percent of General Fund revenues and transfers in fiscal year 2009-10, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1 percent to 9.3 percent. For tax years 2009 and 2010, the rates will range from 1.25 percent to 9.55 percent. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax (“California AMT”), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the Franchise Tax Board indicates that the top 1 percent of taxpayers paid 42.8 percent of the total personal income tax in tax year 2008.

Proposition 63, approved by the voters in the November 2004 election, imposes a 1 percent surcharge on taxable income over $1 million in addition to the 9.3 percent rate (9.55 percent for tax years 2009 and 2010). The surcharge became effective on January 1, 2005. The proceeds of the tax surcharge are required to be used to expand mental health programs.

Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8 percent of General Fund revenues and transfers in fiscal year 2000-01. The 2010 Budget Act projects that capital gains will account for 3.6 percent of General Fund revenues and transfers in fiscal year 2009-10 and 5.6 percent in fiscal year 2010-11.

Sales and Use Tax

The sales and use tax (referred to herein as the “sales tax”), which accounted for 30.6 percent of General Fund revenues and transfers in fiscal year 2009-10, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in the State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

As of October 1, 2010, the breakdown for the state and local sales tax rate of 8.25 percent was as follows (many local jurisdictions have voted additional sales taxes for local purposes):

•	6 percent imposed as a State General Fund tax (this tax rate is scheduled to return to 5 percent on July 1, 2011);

•	0.5 percent dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

•	0.5 percent dedicated to local governments for public safety services (Local Public Safety Fund);

•	1 percent local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25 percent dedicated to county transportation purposes and 0.75 percent for city and county general-purpose use; and

•	0.25 percent deposited into the Fiscal Recovery Fund to repay the State’s ERBs (the “special sales tax”).

Existing law provides that 0.25 percent of the base state and local sales tax rate may be suspended in any calendar year upon certification by the Director of Finance, by November 1 in the prior year, that both of the following have occurred: (1) the General Fund reserve (excluding the revenues derived from the 0.25 percent special sales tax) is expected to exceed 3 percent of revenues in that fiscal year (excluding the revenues derived from the 0.25 percent special sales tax) and (2) actual revenues for the period May 1 through September 30 equal or exceed the previous May Revision forecast. The 0.25 percent rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2010.

Existing law provides that the special sales tax will be collected until the first day of the calendar quarter at least 90 days after the Director of Finance certifies that all ERBs and related obligations have been paid or retired or provision for their repayment has been made or enough sales taxes have been collected to pay all ERBs and related obligations to final maturity. At such time, the special sales tax will terminate and the city and county portion of taxes under the uniform local sales and use tax will be automatically increased by 0.25 percent.

Proposition 1A of 2004, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions. Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process.

An appellate court decision from 2008 held that two Dell entities and two providers of maintenance and warranty services had improperly collected from customers and remitted to the BOE use tax on optional service contracts that were sold with computers. The State anticipates that a pending action will result in a judgment or settlement requiring the BOE to refund the tax with interest. Plaintiffs estimate that the refund amounts could be as much as $250 million. Identification and notification of consumers affected by the decision and thus due a refund is unresolved, and determination of the total refund amount depends upon such identification and notification. The 2010 Budget Act projects that the refunds will not occur prior to fiscal year 2011-12.

Corporation Tax

The corporation tax accounted for 10.6 percent of General Fund revenues and transfers in fiscal year 2009-10.

Corporation tax revenues are derived from the following taxes:

1.	The franchise tax and the corporate income tax are levied at an 8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

2.	Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

3.	The California AMT is similar to that in federal law. In general, the California AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65 percent.

4.	A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first year of incorporation.

5.	Sub-Chapter S corporations are taxed at 1.5 percent of profits.

6.	Fees paid by limited liability companies (“LLCs”), which account for 2.8 percent of corporation tax revenue, are considered “corporation taxes.” Three separate cases have been filed challenging the constitutionality of the LLC fee. Two have been resolved and one is pending.

In California Taxpayers Association v. Franchise Tax Board, California Taxpayers Association (“Cal-Tax”) challenged the constitutionality of the corporate understatement penalty that was enacted in Chapter 1, Statutes of 2007-08 First Extraordinary Session (SB X1 28, 2008 Budget Act Trailer Bill) and sought an injunction precluding the Franchise Tax Board from enforcing the statute. The trial court ruled for the State and Cal-Tax appealed. A decision may be issued during fiscal year 2010-11. An adverse ruling would result in a potential loss of revenue in fiscal year 2010-11 of between $500 million and $800 million, and an ongoing loss of about $500 million thereafter.

As part of the 2009 Budget Act, the Legislature adopted certain additional tax benefits for corporations, affecting carryover of losses, sharing tax credits among affiliates, and changes to the unitary tax calculations for multinational corporations, all of which are to become effective in 2011 or later.

Insurance Tax

The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and non-admitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. To provide interim funding for the Healthy Families and Medi-Cal programs, Chapter 157, Statutes of 2009 extends the 2.35-percent gross premiums tax to the Medi-Cal managed care plans in 2009 and 2010.

The BOE ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact was $15 million in fiscal year 2008-09 and is estimated to be $11 million in fiscal year 2009-10, $230 million in fiscal year 2010-11, and $149 million in fiscal year 2011-12.

Vehicle License Fee

The Amended 2009 Budget Act temporarily increased the vehicle license fee from 0.65 percent to 1.15 percent, effective May 19, 2009, through June 30, 2011. Of this 0.5 percent increase, 0.35 percent goes to the General Fund with the remaining 0.15 percent going to local law enforcement.

Estate Tax; Other Taxes

The California estate tax is based on the state death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the “Economic Growth and Tax Relief Reconciliation Act”) phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of California estate tax revenues by 25 percent in calendar year 2002, 50 percent in calendar year 2003, and 75 percent in calendar year 2004, and the elimination of the California estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax is scheduled to be reinstated along with California’s estate tax. The 2010 Budget Act assumes receipts of $800 million based on reinstatement of the federal estate tax after January 1, 2011. Federal estate tax law may be changed to modify or eliminate the state pick-up tax.

Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees and Trailer Coach License Fees.

Special Fund Revenues

The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various Special Funds. In general, special fund revenues comprise three categories of income:

•	Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

•	Charges for special services to specific functions, including such items as business and professional license fees.

•	Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

Motor vehicle related taxes and fees are projected to account for 39 percent of all special fund revenues in fiscal year 2010-11. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. In fiscal year 2010-11, $10.9 billion is projected to come from the ownership or operation of motor vehicles. About $2.9 billion of this revenue is projected to be returned to local governments.

The remainder will be available for various state programs related to transportation and services to vehicle owners. Vehicle license fees were increased temporarily as part of the Initial 2009 Budget Act.

Taxes on Tobacco Products

As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of 87 cents per pack and equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows:

1.	Fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

2.	Twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

3.	Ten cents of the per-pack tax is allocated to the State’s General Fund.

4.	The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

American Recovery and Reinvestment Act

Congress enacted the American Recovery and Reinvestment Act (“ARRA”), which provides approximately $787 billion of economic stimulus actions in the form of direct payments from the federal government and tax relief to individuals and businesses nationwide. The stimulus bill provides about $330 billion in aid to states, about $170 billion for federal projects and non-state aid, and about $287 billion of tax relief.

The California Recovery Task Force estimates ARRA will have an $85.4 billion effect in California, including $28.8 billion in projects, $26.4 billion in entitlement programs such as Medi-Cal, Food Stamps and Unemployment Insurance, and an additional $30.2 billion in tax relief. Of the $28.8 billion in project investments and as of June 30, 2010, Californians have been awarded $907 million for labor and workforce development, $7.6 billion for education, $3.8 billion investment for transportation infrastructure, $2.9 billion for energy, $1.9 billion for science and technology, $1.5 billion for water and environment, $1.2 billion for housing, $676 million for public safety, $464 million investment for health and human services and $1.2 billion for other projects.

The 2010 Budget Act includes an estimated $5.4 billion in fiscal year 2009-10 and a minimum of $4.2 billion in fiscal year 2010-11 ARRA funds to offset General Fund expenditures. Of the estimated $3.6 billion of additional federal funds still subject to action and approval by the federal government which are included in the 2010 Budget Act, up to another $500 million may come from ARRA. Of the $1.8 billion of additional federal funds which have been approved, $1.3 billion is from ARRA.

STATE EXPENDITURES

Local Governments

The primary units of local government in California are the 58 counties, which range in population from approximately 1,100 in Alpine County to approximately 10.4 million in Los Angeles County.

Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments was changed when Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. (The limitations include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such service, and providing that no fee may be charged for fire, police, or any other service widely available to the public.)

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 (described below) dramatically changed the state-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “state-local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35 percent reduction in VLF revenue to cities and counties from this rate change was backfilled (or offset) by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments because the backfill amount annually increases in proportion to the growth in property tax revenues, which has historically grown at a higher rate than VLF revenues, although property tax revenues have declined over the past two years. This arrangement continues without change in the 2010 Budget Act.

Pursuant to statutory changes made in conjunction with the Initial 2009 Budget Act, the VLF rate increased from 0.65 percent to 1.15 percent effective May 19, 2009. Of this 0.50 percent increase, 0.35 percent flows to the General Fund, and 0.15 percent supports various law enforcement programs previously funded by the State General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A 2004. Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and VLF revenues as of November 3, 2004.

The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A of 2004 to borrow an amount equal to about 8 percent of local property tax revenues, or $1.9 billion, which must be repaid within three years. State law was also enacted to create a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers agency. This joint powers authority sold bonds in a principal amount of $1.895 billion in November 2009 to pay the participating local governments their full property tax allocations when they normally would receive such allocations. Pursuant to Proposition 1A of 2004, the State is required to repay the local government borrowing (which in turn is to be used to repay the bonds of the joint powers agency) no later than June 30, 2013. The 2010 Budget Act includes $90.8 million for the interest payments that are expected to be incurred in that fiscal year to be paid from the General Fund.

Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process. The Proposition 1A borrowing done as part of the Amended 2009 Budget Act is not affected by Proposition 22.

The Amended 2009 Budget Act also contains a shift of $1.7 billion in redevelopment agency tax increment funds from revenue and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. These funds are shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax for the impacted schools that is shifted to the Supplemental Revenue Augmentation Funds in each county that were established by Proposition 1A of 2004. The funds in the Supplemental Revenue Augmentation Fund are then used to offset various State General Fund costs incurred in the counties. In fiscal year 2010-11, the $350 million will be used to offset trial court costs. The enabling legislation allows redevelopment agencies to borrow from parent agencies, and from any available reserves in their Low and Moderate Income Housing Funds.

The California Redevelopment Association (“CRA”), whose membership includes a large number of redevelopment agencies, has filed a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The CRA had also challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the State from shifting the funds for the 2008-09 fiscal year. The State withdrew its appeal of the decision and subsequently enacted legislation that addresses the concerns noted by the trial court. However, the subsequently enacted legislation is being challenged in the current CRA lawsuit. A group of counties has filed a separate lawsuit challenging the shift. The Sacramento County Superior Court issued a ruling on May 4, 2010 upholding the State’s ability to shift $1.7 billion and $350 million from redevelopment agencies in fiscal years 2009-10 and 2010-11, respectively. The plaintiffs have appealed the ruling to the Third District Court of Appeals.

Trial Courts

Prior to legislation enacted in 1997, local governments provided the majority of funding for the State’s trial court system. The legislation consolidated the trial court funding at the state level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. The State’s trial court system is slated to receive approximately $2.6 billion in state resources in fiscal year 2009-10 and $2.8 billion in fiscal year 2010-11, as well as $499 million in resources from the counties in each fiscal year. The 2010 Budget Act reflects $55 million in General Fund reductions for the trial court system, plus an additional one-time reduction of $17.4 million. The Budget also reflects an increase in fee revenues ($103.6 million) and the transfer of special fund balances ($130 million) to support trial court operations. As discussed in the Local Governments section above, the fiscal year 2010-11 budget for the Trial Courts includes $350 million in redevelopment agency tax increment funds to offset General Fund costs. In addition, legislation enacted in 2008 provides California’s court system with increased fees and fines to expand and repair its infrastructure to address significant caseload increases and reduce delays. The fees raised by this legislation are intended to support up to $5 billion in lease-revenue bonds. Additional legislative authorization is required prior to the issuance of such lease-revenue bonds.

Welfare System

The entire statewide welfare system was changed in response to the change in federal welfare law enacted in 1996. Under the California Work Opportunity and Responsibility to Kids (“CalWORKs”) program, counties are given flexibility to develop their own plans, consistent with state law, to implement the program and to administer many of its elements. Counties are still required to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.

Welfare System

The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (P.L. 104-193, the “Law”) fundamentally reformed the nation’s welfare system. The Law included provisions to: (i) convert Aid to Families with Dependent Children (“AFDC”), an entitlement program, to Temporary Assistance for Needy Families (“TANF”), a block grant program with lifetime time limits on TANF recipients, work requirements and other changes; (ii) deny certain federal welfare and public benefits to legal noncitizens (subsequent federal law has amended this provision), allow states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally deny almost all benefits to illegal immigrants; and (iii) make changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements. The TANF block grant formula under the Law is operative through December 3, 2010, as further described below.

Chapter 270, Statutes of 1997, embodies California’s response to the federal welfare systems. Effective January 1, 1998, CalWORKs replaced the former AFDC program and California’s previous welfare program, Greater Avenues to Independence programs. Consistent with the federal law, CalWORKs contains time limits on the receipt of welfare aid, both lifetime as well as current period. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements.

Caseload under CalWORKs is projected to increase in fiscal year 2010-11. CalWORKs caseload projections are 552,000 cases in fiscal year 2009-10 and 578,000 cases in fiscal year 2010-11. Even with the increase in caseload, this still represents a major decline in caseload from the early 1990s, when caseload peaked at 921,000 cases in fiscal year 1994-95. Since CalWORKs’ inception in January 1998 through fiscal year 2010-11, caseload is projected to decline by approximately 10 percent.

The federal Deficit Reduction Act of 2005 (“DRA”) included legislation that reauthorized and extended the TANF program until September 30, 2010. On September 30, 2010, the President signed into law a Continuing Resolution (HR 3081) to allow continued government operations through December 3, 2010. Under the resolution, funding will continue at federal fiscal year (“FFY”) 2010 enacted levels for most programs, including the TANF block grant.

The reauthorization legislation modifies countable work activities under TANF and applies new federal work participation rates to separate state programs. In addition, because reauthorization legislation effectively eliminates the State’s caseload reduction credit, the bulk of the CalWORKs caseload is subject to 50 percent work participation level requirement beginning in FFY 2007.

As of November 22, 2010, policies are not expected to increase work participation rates enough to meet the federal requirement for at least 50 percent work participation among all families. In August 2009, the State received official notice from the federal government that California failed to meet the work participation rate for FFY 2007, the first year for which the DRA’s changes were effective. However, California’s penalty of approximately $230 million was waived primarily due to the impact of program changes made in the DRA and California’s ability to engage nearly 30,000 families in work activities between FFY 2006 and FFY 2007. As a result of not meeting the work participation rate requirements, California’s required Maintenance of Effort (“MOE”) has increased to 80 percent of FFY 1994 historic expenditures rather than the 75 percent MOE level California is required to meet when work participation rates are achieved. The 2010 Budget Act continues to reflect an increase of MOE spending by $179.5 million in fiscal year 2010-11, to $2.9 billion, to reflect this penalty. As of November 22, 2010, the federal government had recently notified California that it had not met the FFY 2008 work participation rate requirements and assessed a penalty of $47.7 million. Under state law, 50 percent of the penalty amount is the State’s responsibility and the remaining 50 percent would be shared among those counties not meeting work participation rate requirements. As of November 22, 2010, the State indicated that it intends to seek relief from the FFY 2008 penalty based on current economic conditions and/or a corrective action plan. To the extent full or partial relief is not obtained, any FFY 2008 penalty likely would not be assessed prior to fiscal year 2011-12.

Considerable improvement in work participation rates must be achieved to avoid additional federal penalties, which could cost the State and counties more than $2 billion over a five-year period, beginning in fiscal year 2011-12. Efforts to address improving work participation began during fiscal year 2006-07, and the State is continuing to identify and evaluate additional options that place greater emphasis on work participation and reduce reliance upon public assistance to significantly improve the ability of the State and counties to meet federal work requirements in the TANF program. In addition, beginning in fiscal year 2011-12, the following long-term reforms are scheduled to become effective:

•	Restructuring time limits by requiring the adults in families that have received aid for a cumulative 48 months within a 60-month period to “sit out” and not receive aid for 12 months.

•	Requiring all non-exempt recipients who are not meeting work requirements to meet face-to-face twice a year for a review with county employees.

•

Strengthening the sanction process for adults who do not comply with program requirements by removing the adult portion of the grant if the adult refuses to comply within a cumulative total of three months.

•

Reducing by 25 percent the child-only grant for non-work-eligible adults unless they meet work participation requirements. Counties may, at their own expense, provide services to enable these adults to meet program participation requirements. If they are successful in meeting program requirements, the child-only grant will continue to be provided at its full value.

•

Eliminating the statutory cost of living adjustment (“COLA”) for CalWORKs. This statutory COLA was placed in law in the early 1970s. The COLA has been suspended during many of the years in which the State faced large budget deficits, including the 2010-11 fiscal year.

Nationwide, ARRA appropriated a combined total of $5 billion for a new TANF Emergency Contingency Fund (“ECF”) for FFYs 2009 and 2010. A state can receive an ECF allocation for (i) caseload increases, (ii) increased expenditures for non-recurrent short-term benefits, and/or (iii) increased expenditures for subsidized employment. Through the ECF, a state can be reimbursed for 80 percent of expenditures in FFY 2009 and FFY 2010 that exceed the level of state expenditures in each of these areas in FFY 2007 or FFY 2008, whichever is lower (California uses FFY 2007). For the two-year period ending September 30, 2010, total General Fund savings resulting from the TANF ECF are estimated to be over $708 million.

The 2010 Budget Act includes $407.8 million in General Fund savings. The bulk of these savings is derived from the extension of TANF Emergency Contingency Funding from October 1, 2010 through June 30, 2011, for General Fund savings of $395.4 million.

Health Programs

Medi-Cal—Medi-Cal, California’s Medicaid program, is a health care entitlement program for low-income individuals and families who receive public assistance or otherwise lack health care coverage. Medi-Cal serves over one in six Californians. Federal law requires Medi-Cal to provide basic services such as doctor visits, laboratory tests, x-rays, hospital inpatient and outpatient care, hospice, skilled nursing care, and early periodic screening, diagnosis and treatment. Also, federal matching funds are available if states choose to provide any of numerous optional benefits. The federal government pays for half of the cost of providing most Medi-Cal services in California, including optional benefits. A wide range of public and private providers and facilities delivers these services. Providers are reimbursed by the traditional fee-for-service method or by capitated payments from managed care plans. As of November 22, 2010, approximately 4.0 million Medi-Cal beneficiaries (more than half of the people receiving Medi-Cal benefits and services) were enrolled in managed care plans.

For the 2010 Budget Act, Medi-Cal expenditures are estimated to be $41.2 billion ($11.2 billion from the General Fund) in fiscal year 2009-10 and $ 50.2 billion ($12.2 billion from the General Fund) in fiscal year 2010-11. There is a net increase of $1 billion in Medi-Cal General Fund expenditures in fiscal year 2010-11, when compared to revised fiscal year 2009-10. This is the net result of:

(a) An increase in the base cost of about $4.2 billion due to the currently scheduled end of ARRA enhanced funding ($1.7 billion), removal of the Proposition 1A transfer ($1.6 billion), base caseload and cost increases ($0.9 billion), and other baseline issues.

(b) A savings of $3.2 billion related to the six-month extension of ARRA funding, mandatory enrollment into managed care for seniors and persons with disability, an adjustment to the county administration estimate process, a hospital rate freeze, and other savings proposals.

The 2010 Budget Act includes a decrease of $3.6 billion in General Fund expenditures (statewide) by obtaining additional federal funds in a number of targeted areas. The proposals include an increase in the State’s Federal Medical Assistance Percentage, monies owed to the State for incorrect Medicare disability determinations, and recalculation of state Medicare Part D clawback payments after taking into consideration aggressive state rebates (which would reduce clawback costs to California if these benefits were still provided through Medi-Cal), as well as possible General Fund relief through the new comprehensive Section 1115 Medi-Cal Financing Waiver. Additional options include seeking federal support on court cases preventing the State, as of November 22, 2010, from implementing previously enacted program changes to Health and Human Services programs or increasing the income standard to receive federal funds in the Foster Care program.

The 2010 Budget Act included $560 million of General Fund savings from funds (to cover children’s health care costs in Medi-Cal) made available through the enacted AB 1383 hospital fee. As of November 22, 2010, the federal government had authorized the state fee. As of November 22, 2010, the State indicated that state legislation may also be explored in the next session to potentially extend the hospital fee from January 1 to July 1, 2011 to benefit from extended ARRA funds. Overall, the program uses fees on the industry to match federal funds, most of which are returned to Medi-Cal providers through supplemental payments, and $80 million per quarter is designated for providing children’s health care in Medi-Cal. The 2010 Budget Act also includes a technical fund shift authorized by AB 1653, which enables the State to achieve savings previously budgeted, and without any adverse impact on hospitals.

Litigation is pending with respect to certain cost reductions implemented by the State.

Average monthly caseload in Medi-Cal was 7.28 million in fiscal year 2009-10. Caseload is expected to increase in fiscal year 2010-11 by approximately 262,300, or 3.6 percent, to 7.54 million eligible people.

Federal health care reform now allows states to offer family planning services through a state plan amendment. Accordingly, the Family Planning, Access, Care and Treatment (“Family PACT”) Waiver program has been converted to a state plan amendment, which removes prior treatment of the services and federal funds as one-time in nature. In other words, the services and federal funds are now ongoing.

The 2008 Budget Act required the California Department of Health Care Services (“DHCS”) to achieve estimated savings of $323.3 million through unallocated reductions as a result of historical expenditure trends in the program. The savings did not materialize for fiscal year 2008-09. In November 2007, DHCS noted similar concerns while initially reporting achieved savings of $195.2 million of $331 million expected for fiscal year 2007-08. At year end, DHCS did achieve the full $331 million General Fund savings plus an additional $265 million General Fund savings. The Amended 2009 Budget Act assumed that DHCS would achieve $323.3 million in savings in fiscal year 2009-10. DHCS ultimately saved $646 million in fiscal year 2009-10 due to the receipt of budgeted federal funds to offset General Fund costs. After accounting for the federal fund adjustments, the additional $323.3 million budgeted for savings in fiscal year 2009-10 did not materialize. The 2010 Budget Act assumes a savings of $323 million General Fund in fiscal year 2010-11.

On February 17, 2009, President Obama signed ARRA, which enhances California’s Federal Medical Assistance Percentage (“FMAP”) for the Medi-Cal program through December 31, 2010. The measure provides an across-the-board increase in FMAP to all states. Furthermore, states with significant changes in unemployment are eligible for an additional FMAP increase determined through a formula. California qualified for additional FMAP increase due to its high unemployment rate. California’s FMAP as of November 22, 2010 is 61.59 percent. The federal government subsequently passed a six month increased FMAP extension of 8.8 percent during the first quarter and 6.9 percent in the second quarter of 2011.

In February 2010, the federal government announced it would apply the federal ARRA FMAP to the clawback for October 2008 through December 31, 2010. The “clawback” is a payment made to the federal government to compensate for state Medicaid savings that would otherwise result from the Medicare Part D prescription drug benefit. This action resulted in $682.2 million one-time federal funds to offset the State’s General Fund. DHCS used $447.3 million in fiscal year 2009-10 to credit against the monthly Part D clawback payments, beginning with the January 2010 invoice that was paid in March 2010. The remaining amount would be used in fiscal year 2010-11.

SSI/SSP—The federal Supplemental Security Income (“SSI”) program provides a monthly cash benefit to eligible seniors and persons with disabilities who meet the program’s income and resource requirements. In California, the SSI payment is augmented with a State Supplementary Payment (“SSP”) grant. The 2010 Budget Act includes approximately $3.0 billion in General Fund expenditures for fiscal year 2010-11, which remains relatively unchanged from the revised fiscal year 2009-10 funding level. The average monthly caseload in this program is estimated to be 1.3 million recipients in fiscal year 2010-11, a 1.4 percent increase over the revised fiscal year 2009-10 projected level.

Health Care Reform—The State is continuing to study the recently enacted federal health care reform and its implications. Among other things, the law: (1) expands Medi-Cal coverage beginning January 1, 2014; (2) requires specified rate increases for primary care and outpatient services beginning in 2013; and (3) prohibits California from restricting eligibility primarily for the Medi-Cal and Healthy Families programs (other health programs may also be affected, pending further review) before the new coverage requirements go into effect in 2014. Health care reform may result in a significant net increase of General Fund program costs in fiscal year 2013-14 and beyond. The net impact of health care reform on the General Fund will depend on a variety of factors, including levels of participation and potential savings resulting from the reform. The State has preliminarily estimated annual costs of $1.4 billion in General Fund monies in fiscal year 2013-14 and growing to about $3.5 billion annually by 2020-21. Actual costs could vary significantly based on economic factors or subsequently enacted program changes.

Two bills, Chapter 655, Statutes of 2010 (AB 1602, Perez) and Chapter 659, Statutes of 2010 (SB 900, Alquist and Steinberg) establish the Health Care Reform Exchange (“Exchange”) as an independent entity in state government and outline the authorities and responsibilities of the Exchange and its governing board. The Exchange is to provide a marketplace for individuals and small businesses to purchase health insurance by January 1, 2014. The Exchange is to establish requirements for health plans to participate in the Exchange, standards and criteria for selecting health plans to be offered in the Exchange, and require the Exchange to provide an adequate selection of qualified health plans in each region of the State. It could cost in the hundreds of millions or even billions of dollars potentially—depending on federal particulars when they are known, how much the federal government pays for implementation, and policy decisions made by the yet to be appointed board. The federal law authorizes the Secretary of the federal Health and Human Services Department to provide grants necessary to fund start-up costs. AB 1602 authorizes the Exchange to assess charges as a part of premiums on participating health plans and at rates reasonable to support the ongoing operations of the Exchange and maintain a prudent reserve.

Department of Corrections and Rehabilitation

California Department of Corrections and Rehabilitation (“CDCR”) Budget—The 2010 Budget Act includes total operating expenditures of $8.8 billion for CDCR from all funding sources. Of this amount, $8.5 billion comes from the General Fund. The CDCR budget includes funding for over 66,550 personnel years at a total cost for salaries and benefits of approximately $6.6 billion. Lease payments and bond insurance costs total $268.7 million, and the remaining funds are budgeted for operating expenses and equipment.

The 2010 Budget Act includes reductions for CDCR totaling $1.1 billion. Of these savings, $820 million is to reduce the Receiver’s Medical Program budget to decrease the per-inmate medical cost to a level comparable to other states’ correctional health care programs, and a savings of $200 million related to a reduction in the inmate population.

Litigation Concerning Prison Medical Care Services—In April 2001, a class-action lawsuit, now known as Plata v. Schwarzenegger, was filed in federal court contending that the State was in violation of the Eighth and Fourteenth Amendments to the U.S. Constitution by providing inadequate medical care to prison inmates. Three other cases are pending in federal court challenging the adequacy of services to prisoners for mental health care, dental health care, and disability rights. The four cases are coordinated among the courts, but the lead action has been delegated to the Plata court. On June 30, 2005, the Plata court ordered the establishment of a receivership to take control of CDCR’s medical care system due to the State’s delay in successfully implementing the changes required by the Stipulated Agreement for Injunctive Relief, entered into as the settlement of the Plata v. Schwarzenegger case. A medical care receiver (“Receiver”) was appointed by the Plata court in February 2006, and given broad authority over CDCR’s medical care program. The Plata court approved the Turnaround Plan of Action on June 16, 2008.

Since the Receiver was appointed, he proposed and subsequently revised plans for, among other things, design and construction of health-related facilities and housing for inmates with medical or mental health care needs, and supporting infrastructure and ancillary facilities, at existing state correctional facilities statewide or at other appropriate state owned real property, as well as improvements to health care facilities at existing prison facilities statewide. As of November 22, 2010, CDCR plans to meet the Receiver’s needs through its implementation of the AB 900 Prison Construction Program.

On October 27, 2008, the district court ordered the State to transfer $250 million to the Receiver. The court indicated it would proceed later with additional amounts requested by the Receiver. The State appealed that order and the Ninth Circuit Court of Appeals dismissed the State’s appeal for lack of jurisdiction, stating that the order to pay $250 million was an interim order. The State’s motion asking the Plata court to terminate the Receiver was denied. The State appealed this denial and a hearing on the appeal was heard in the Ninth Circuit Court of Appeals in September 2009. As of the 2010 Budget Act, the State’s appeal was denied. The Receiver has subsequently withdrawn this motion.

The 2010 Budget Act includes $968 million for the Receiver’s Medical Services Program, which is a decrease of $773 million compared to the Amended 2009 Budget Act and a subsequent supplemental appropriations bill. Failure to achieve these full reductions would place increased pressure on General Fund resources.

Ruling Concerning Prison Overcrowding—On August 4, 2009, a panel of three federal judges issued a ruling related to the class action lawsuits over medical care (Plata) and mental health care (Coleman v. Schwarzenegger). The ruling found that overcrowding is the primary cause of unconstitutional medical and mental health conditions in California’s state prisons. The ruling required the State, within 45 days, to submit a plan to reduce the state prison population to 137.5 percent of the system’s design capacity within two years, a reduction of approximately 46,000 inmates. The State filed a prisoner-release plan with the three-judge panel. On January 12, 2010, the three-judge panel issued its final order, containing the same rulings. The State appealed the order to the U.S. Supreme Court. On June 14, 2010, the U.S. Supreme Court granted the State’s request for review of the prisoner release order. Oral argument was scheduled for November 30, 2010, and a decision is expected before the end of the Court’s 2010-11 term.

The three-judge panel’s ruling, if sustained by the Supreme Court, will not result in the immediate release of any prisoners, only the preparation of a population reduction plan. The fiscal and policy impact of the three-judge panel ruling is therefore unknown at this point, being dependent on the outcome of proposed budget solutions, the pace of currently authorized prison construction, the timing of any future order to implement a population reduction plan, and the outcome of potential legal appeals to such an order.

Prison Construction Program

On May 3, 2007, the Governor signed AB 900 (Chapter 7, Statutes of 2007) (“AB 900”), which provides for a critical expansion of capacity in the state prison system and additional funds for county jails. In addition to construction funding, AB 900 emphasized expanding rehabilitative programs and measuring outcomes through performance goals to reduce the high rate of recidivism among adult offenders.

The central feature of AB 900 is authorization for issuance of a total of up to $7.4 billion of lease-revenue bonds by the State Public Works Board in two phases. Prison Phase I, which may be implemented immediately, authorizes approximately $3.6 billion to finance (i) up to 12,000 new state prison beds to replace temporary housing for inmates in public spaces not designed for such uses, (ii) up to 6,000 re-entry beds for the incarceration of inmates who have served the majority of their terms near the communities into which they will eventually be released, and (iii) facilities to provide medical, dental and mental health treatment or housing for up to 6,000 inmates. Prison Phase II may be implemented after a designated three-member panel certifies that about one-third of the spaces specified in Prison Phase I are under construction and other specified rehabilitative program requirements have been met. Prison Phase II, which must be commenced by January 1, 2014, authorizes up to approximately $2.5 billion for (i) up to an additional 4,000 beds at existing state prisons, (ii) facilities to provide medical, dental and mental health treatment or housing for up to an additional 2,000 inmates, and (iii) up to an additional 10,000 spaces in re-entry housing.

Litigation challenging the constitutionality of the lease-revenue bond financing method included in AB 900 was dismissed by the trial court judge and the dismissal was upheld on appeal.

AB 900 also authorizes funding for acquisition, design and construction of county jail facilities, subject to a 25 percent local match and certain designated priorities and standards. Prison Phase I authorizes up to $750 million of lease-revenue bonds for county jail facilities, which must be issued by June 30, 2017. Upon certification that certain benchmarks are met for commencement of construction under Prison Phase I and county jails, up to $470 million in additional funds for county jails will be available under Prison Phase II.

Implementation of AB 900 was delayed for several reasons, including the need to obtain necessary technical corrections to clarify the scope of the legislation. The Legislature passed the necessary technical corrections in February 2009 and the Administration is implementing the construction programs within the constraints of cash available for interim financing. Several projects to provide mental health capacity have been initiated and the first projects began construction during calendar year 2010. Additionally, one reentry and three infill projects began design during calendar year 2010.

In addition to authorization for new bonds, AB 900 appropriated $50 million from the General Fund for CDCR to expand rehabilitative programs and $300 million from the General Fund to complete various infrastructure and capacity improvements.

Unemployment Insurance

The Unemployment Insurance (“UI”) program is a federal-state program that provides weekly UI payments to eligible workers who lose their jobs through no fault of their own. To be eligible for benefits, a claimant must be able and available to work, seeking work, and be willing to accept a suitable job. The regular unemployment program is funded by unemployment tax contributions paid by employers for each covered worker.

Due to the high rate of unemployment, the employer contributions are not sufficient to cover the cost of the benefits to claimants. In a report titled “October 2010 Unemployment Insurance (UI) Fund Forecast” (the “October 2010 UI Forecast”), the State Employment Development Department stated that the UI Fund had a deficit of $6.2 billion at the end of 2009, and $8.3 billion at the end of September 2010, and projected that, absent changes to the UI Fund financing structure, the UI Fund would have deficits of $10.3 billion at the end of 2010, a deficit of $13.4 billion at the end of 2011, and a deficit of $16.0 billion at the end of 2012. The projections in the October 2010 UI Forecast were based on an economic outlook and labor projections prepared in June 2010.

Commencing in January 2009, in accordance with federal law, the State began to fund deficits in the UI Fund through a federal loan to support benefit payments. If the loan is repaid within the federal fiscal year in which it is taken, the State does not have to pay interest on the loan. If the State is unable to repay the loan within the same year it is taken, then the State must pay interest on the borrowed funds with state funds. However, ARRA provides that interest will not begin to accrue until January 1, 2011, and repayment to the U.S. Department of Labor would need to occur no later than September 30, 2011, or interest payments would begin as described below.

Assuming the State does not begin repayment of the loan prior to September 2011, as described above, in fiscal year 2011-12 the General Fund would be required to make an interest only payment of approximately $362.3 million for the period from January 1 through September 30, 2011 (based on an assumed then-outstanding federal loan of $13.4 billion). The amount payable in fiscal years after fiscal year 2011-12 (assuming no federal waiver of the interest payment) will depend on a variety of factors, including the actual amount of the federal loan then outstanding (which in turn will depend on the rate of unemployment, employer contributions to the UI Fund, and any state or federal law changes relating to the funding of the program) and the interest rate imposed by the federal government. As of November 22, 2010, Congress was considering an extension of the interest waiver beyond December 31, 2010.

On October 20, 2010, the Legislative Analyst’s Office issued a report titled “California’s Other Budget Deficit: The Unemployment Insurance Fund Insolvency” (the “LAO UI Report”). The LAO UI Report was based on projections prepared by the Employment Development Department in May 2010. The LAO UI Report stated that, as of October 20, 2010, the UI Fund was insolvent. The LAO UI Report also stated:

“The Legislature essentially has three main choices for returning the UI fund to solvency: (1) reducing benefit payments, (2) increasing employer tax contributions, or (3) adopting some combination of the previous two options. To assist the Legislature we examined multiple scenarios for achieving solvency and found that:

•	Decreasing UI benefits alone cannot address the fund insolvency in the near future.

•	Options involving UI tax increases could quickly improve the fund condition.

•	Employer tax increases could hurt California’s competitiveness.

•	The UI financing structure is not sufficiently robust.”

“In developing a strategy to bring solvency to the UI fund, we recommend that the Legislature:

•	Attempt to minimize adverse impacts on the economy.

•	Make both tax and benefit changes.

•	Consider different approaches for the short term (calendar years 2011 and 2012) than for the long term.

•	At a minimum, take prompt action to bring UI benefits and tax revenues into line so that the accumulated deficit and associated interest obligation stops growing.”

Pension Trusts

The principal retirement systems in which the State participates are the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”). The assets and liabilities of the funds administered by CalPERS and CalSTRS, as well as certain other retirement funds administered by the State, are included in the financial statements of the State as fiduciary funds. The University of California maintains a separate retirement system. (The State’s General Fund does not directly contribute to the University of California’s system; however, the system has been advocating that the State begin to do so.) Information about this system may be obtained directly from the University of California.

As described below, the obligation of the State to fund retirement benefits constitutes a significant financial obligation. Retirement related costs payable from the General Fund have increased significantly over the last several years, for a variety of reasons, including enhancement to retirement benefits enacted prior to 2003, and significant investment losses in 2008 and early 2009. As of November 22, 2010, CalPERS and CalSTRS each have unfunded liabilities in the tens of billions of dollars. Retirement related costs payable from the General Fund could increase significantly in the foreseeable future. The actual amount of such increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, retirement benefit adjustments and, in the case of CalSTRS, statutory changes in contributions.

New Formula for Retirement Benefits

Legislation enacted in October 2010 as part of the 2010 Budget Act package (SB 22, Chapter 3, Sixth Extraordinary Session of 2010) (“SB6X 22”) makes changes to the retirement formula for state employees hired after January 15, 2011. Generally, the formula for receiving full retirement benefits will be restored to the provisions in effect prior to 1999, when a law increased the percentage formula and reduced the age at which employees could obtain maximum benefits; these formulas vary depending on the category of employment. SB6X 22 also recognized that these reforms of the pension formula for future employees had been agreed to by some state employee bargaining units prior to enactment of the law. SB6X 22 also addressed the problem of pension “spiking” by generally requiring the retirement formula for future employees to be based on an average of pay in three consecutive years, rather than being based on the single highest year’s pay (for those not currently in the three year formula). While these reforms will only start to impact state retirement costs many years in the future, there will be current savings by requiring existing and future employees to contribute a greater percentage, ranging from 2 to 5 percent, of their salaries toward future pension benefits.

Finally, separate legislation, SB 867 (Chapter 733, Statutes of 2010) will require CalPERS to submit to the Legislature, Governor and Treasurer certain reports when it adopts the contribution rate for state payments to the System. The Treasurer will be required to evaluate and report to the Legislature his or her opinion regarding these reports.

CalPERS

CalPERS administers the Public Employees’ Retirement Fund (“PERF”), which is a multiple employer defined benefit plan. In addition to the State, employer participants, as of June 30, 2009, included 1,458 school districts and 1,568 public agencies. As of June 30, 2009, PERF had 1,134,397 active and inactive program members and 492,513 benefit recipients. The projected payroll for state employees covered by PERF for fiscal year 2009-10 was approximately $17.4 billion.

The actuarial assumptions used in determining actuarial liabilities and required employer contributions include both economic and non-economic assumptions. These assumptions represent the actuary’s best estimate of anticipated future experience and are reviewed in depth periodically. The economic assumptions as of November 22, 2010 include assumed inflation of 3.0 percent compounded annually, investment return (net of administrative and investment expenses) of 7.75 percent per year, compounded annually, and annual payroll increases of 3.25 percent. CalPERs has indicated it will reconsider the discount rate it uses in February 2011. Reductions in the discount rate assumption could result in significant increases to required contributions.

Required contributions to PERF are determined annually on an actuarial basis and solely by CalPERS. Payments into PERF are made from employer contributions (including the state) and employee contributions. State contributions are made from the General Fund, Special Funds, and non-governmental cost funds. Approximately 57 percent of the state contributions to PERF are made from the General Fund.

Employees, except those participating in the non-contributory, second tier plan contribute to PERF based upon required contribution rates. Approximately 6 percent of the employees participate in the second tier plan, and these employees generally receive lower pension benefits.

The State and Schools Actuarial Valuation for the year ended June 30, 2009 uses the Market Value of Assets (“MVA”) basis to report the funded status of the system rather than the Actuarial Value of Assets (“AVA”) basis. CalPERS is monitoring the funded status of the plan using the MVA to ensure that the new rate stabilization methods do not impair the security of benefits. The MVA funded ratios are more volatile than the actuarial funded ratios due to the smoothing effects of the actuarial value. Using the MVA basis in times when returns are profitable gives the perception of a larger funded status. However, a much lower funded status will be shown if the market slows down and returns decline. The AVA is used for rate setting purposes because it maintains some consistency over fluctuating markets through rate smoothing.

The State contributes an amount equal to the sum of the normal cost and amortization of the unfunded actuarial accrued liability, if any. Actuarial valuations of the PERF are released in the summer of each calendar year and based on data through June 30 of the preceding fiscal year. The most recent actuarial valuation of CalPERS, based on data through June 30, 2009, showed an accrued unfunded liability allocable to state employees of $23.450 billion on an AVA basis and $48.648 billion on an MVA basis. The actuarial valuation for PERF was based upon an assumed 7.75 percent investment return. According to CalPERS, the weighted rates of return experienced by PERF over the past 20 years, 10 years, five years, and three years (in each case through fiscal year 2008-09) have been 7.4 percent, 2.3 percent, 1.6 percent, and -4.9 percent, respectively.

For the six month period ended December 31, 2009, CalPERS experienced a net investment gain of 12.57 percent.

Because of the rate stabilization methods adopted by the Board in April 2005 and in December 2009, the impact of current market returns, and in particular, the fiscal year 2008-09 investment loss, on employer rates for the future should be mitigated. Except as described below, when CalPERS sets rates, the actuarial value of assets cannot be more than 120 percent of the market value or less than 80 percent of the market value. Any asset value changes outside these ranges will result in a greater impact on future employer contribution rates.

As of June 30, 2007, CalPERS had set aside approximately 14 percent of the market value of the fund as a reserve. The negative 5.1 percent return for fiscal year 2007-08 used up all but 1 percent of the 14 percent set aside for the “rainy day” fund. The remaining 1 percent was used in developing employer contribution rates for the 2009-10 fiscal year. Therefore, the reserve is no longer available. It is important to note that, as described in CalPERS Comprehensive Annual Financial Report for the Fiscal Year Ended June 30, 2009, in recent years, the demographic experience of most plans translated to increases in employer rates.

CalPERS’ rate stabilization methods help to mitigate short term increases in the State’s required annual contribution. While this will limit extreme increases in the State’s required annual contribution to CalPERS in the near term, absent extraordinary investment returns (over and above the 7.75 percent assumed by CalPERS), it is expected to result in significantly higher required contributions in future fiscal years. Depending on actual investment returns and other factors, the State’s required annual contribution (which is estimated to be $3.8 billion for fiscal year 2010-11) could increase by 50 percent or more.

Although the investment horizon for pension plans is long term, CalPERS recognizes that investment returns over the short term fluctuate and can lead to volatile employer contribution rates, despite the current smoothing policy in place. Announced in December 2009, CalPERS has implemented an enhancement to its rate stabilization method, which is to utilize a 3-year phase-in of the negative 24 percent fiscal year 2008-09 investment loss.

According to CalPERS, the three-year phase-in of the fiscal year 2008-09 investment loss is achieved by temporarily relaxing the constraints on the smoothed value of assets. Previously, the actuarial value of assets could not be more than 120 percent of the market value or less than 80 percent of the market value. Under the three-year phase in, assets are treated as follows:

1.	For fiscal year 2011-12, the actuarial value of assets cannot be more than 140 percent of the market value or less than 60 percent of the market value on June 30, 2009.

2.	For fiscal year 2012-13, the actuarial value of assets cannot be more than 130 percent of the market value or less than 70 percent of the market value on June 30, 2010.

3.	For fiscal year 2013-14, the actuarial value of assets cannot be more than 120 percent of the market value or less than 80 percent of the market value on June 30, 2011, a return to the previous values.

Lastly, the asset loss outside of the 80 percent—120 percent range is to be isolated, and paid down with a fixed and certain 30-year amortization schedule. By utilizing a fixed and certain 30-year payment schedule, these losses should be paid in full at the end of 30 years, and should be independent of any investment gain/loss experienced by the remaining portfolio as a whole.

The level of future required contributions depends on a variety of other factors, including future investment portfolio performance, actuarial assumptions and additional potential changes in retirement benefits. There can be no assurance that the required annual contribution to CalPERS will not continue to significantly increase, despite the recent enhancement to rate stabilization methods, and that such increases will not materially adversely affect the financial condition of the State.

CalSTRS

CalSTRS administers the Teachers’ Retirement Fund, which is an employee benefit trust fund created to administer the State Teachers’ Retirement Plan (“STRP”). STRP is a cost-sharing, multi-employer, defined benefit pension plan that provides retirement, disability and survivor benefits for teachers and certain other employees of the California public school system. STRP is comprised of three programs: the Defined Benefit Program (“DB Program”), the Defined Benefit Supplement Program (“DBS Program”), and the Cash Balance Benefit Program. Within the DB Program there is also a Supplemental Benefits Maintenance Account (“SBMA”) which provides purchasing power protection for retired members. Actuarial valuations of the DB Program are released each year based on data through June 30 of the preceding fiscal year. As of June 30, 2009, the DB Program had approximately 1,745 contributing employers. According to CalSTRS, as of June 30, 2009, the DB Program had 615,216 active and inactive program members and 232,617 benefit recipients.

The State’s General Fund contributions to the DB Program and the SBMA are established by statute, and are not adjusted to reflect actual investment returns or other factors which affect the funded status of the DB Program and SBMA. The contribution rate to the DB Program is 2.017 percent of teacher payroll for the fiscal year ending in the immediately preceding calendar year. The contribution rate to the SBMA is 2.5 percent of teacher payroll for the fiscal year ending in the immediately preceding calendar year less $66.4 million in fiscal year 2008-09, $70 million in fiscal year 2009-10, $71 million in fiscal year 2010-11, and $72 million thereafter.

Each employer contributes 8.25 percent of payroll, while employees generally contribute 6 percent of pay to the DB Program (and an additional 2 percent of pay to the DBS Program). The most recent actuarial valuation of the DB Program, based on data through June 30, 2009, showed an actuarial accrued unfunded liability of $40.5 billion. Actuarial valuations as of June 30, 2010 are expected to be available by April 2011. The actuarial valuation of the DB Program is based upon an assumed 8 percent investment return. The average net rate of return experienced by the DB Program over the past 10 years and five years (in each case through fiscal year 2009-10) was 2.5 percent and 2.1 percent, respectively.

The actuarial assumptions used in determining actuarial liabilities and required employer contributions include both economic and non-economic assumptions. These assumptions represent the actuary’s best estimate of anticipated future experience and are reviewed in depth periodically. The economic assumptions for the DB Program as of November 22, 2010 include assumed inflation of 3.25 percent compounded annually, investment return (net of administrative and investment expenses) of 8.00 percent per year, compounded annually, and annual payroll increases of 4.25 percent. The economic assumptions for the SBMA Program as of November 22, 2010 include assumed inflation of 3.25 percent compounded annually, investment return (net of administrative and investment expenses) of 8.00 percent per year, compounded annually, and annual payroll increases of 4.25 percent. The State reported as of November 22, 2010 that at the December 2010 meeting of the CalSTRS board, the CalSTRS board is expected to evaluate whether to reduce its assumptions on investment return, wage and price inflation. The net effect of reduced investment return and inflation assumptions will generally result in increased required contributions.

On September 28, 2010, the Chief Executive Officer of CalSTRS sent a letter to Governor Schwarzenegger pursuant to which he transmitted the June 30, 2009 actuarial valuation for the benefit programs that comprise the state teachers’ retirement plan (the “CalSTRS Letter”). The CalSTRS letter noted that the unfunded liability for the DB Program (described above) was approximately $40.5 billion. The CalSTRS Letter also stated that:

To amortize this unfunded liability over 30 years will require an increase in contributions equal to 14 percent of the total compensation paid to CalSTRS members each year; an increase initially equal to $3.8 billion annually and increasing thereafter. This projection was based on an assumption that CalSTRS would earn eight percent in its investments each year, and that inflation would equal 3.25 percent annually.

Unlike other California retirement systems, the Teachers’ Retirement Board has no authority to set the rates of contribution that fund the program; those contribution rates are set by statute enacted by the Legislature and approved by the Governor. Although the contributions paid have generally complied with the requirements of those statutes, the amount contributed has been less than the amount needed to fully fund the retirement program in accordance with Government Accounting Standards Boards standards since 2002.

The projected 14 percent contribution rate increase would amortize the fund over 30 years only if it was enacted immediately by the entire amount. The board recognizes that immediately increasing contributions by that amount would put a severe strain on already stressed state and local budgets and that required increases in contributions might be deferred for a period of time, and implemented gradually. Nonetheless, it is important that the state, as the sponsor of the State Teachers’ Retirement Plan, recognize its obligation to provide an actuarially sound retirement system to those Californians who have so admirably served our state. If the state fails to address this funding shortfall, the assets of the DB Program will be depleted by 2044. At that time the state would be required to pay, each year, the difference between the amount contributed and the amount paid in benefits. While that might suggest that the state has many years to implement a solution, the longer the state delays implementing a solution, the more expensive it will be to fully fund the program. It may reach the point that the cost of a funding solution could become unaffordable to the state.

As previously noted, the State’s contribution to CalSTRS is established in statute, and is not adjusted to reflect actual investment returns or other factors which affect the funded status of the DB Program and SBMA. The Administration does not concur with CalSTRS’ assertion that the State is ultimately responsible to address any funding shortfall. Further, there are a number of ways to address the unfunded liability including increased employer and employee contributions.

Academic Studies of Pension Obligations

There have been a number of published studies concerning public pension obligations of states and local governments. One recent study from Stanford University’s Institute for Economic Policy Research (which was prepared at the request of Governor Schwarzenegger) analyzed the potential for significant financial risk to the State due to the funding status of the systems, using different investment and other assumptions. The Stanford study states that, as of July 1, 2008, CalPERS had unfunded liabilities of $239.7 billion and a funding ratio 49.9 percent when using a risk-free discount rate of 4.14 percent. The study also states that, as of July 1, 2008, CalSTRS had unfunded liabilities of $156.7 billion and a funding ratio of 50.8 percent when using the same risk-free discount rate. In addition, a study from Northwestern University’s Kellogg School of Management looks at pension benefit payments relative to asset levels and contributions. Using a different approach to project benefit payments relative to assets, this study concludes that California’s three pension systems (presumably including the University of California), in the aggregate, will be depleted in the year 2030.

CalPERS and CalSTRS both disagreed with the findings in the Stanford study and the Northwestern study, generally stating that the studies utilized inappropriate assumptions (including, in particular, unrealistically low long term investment return assumptions) and methodologies, in light of the long term nature of the respective system’s obligations. In addition, the basis upon which CalSTRS and CalPERS currently disclose their assets and liabilities are in compliance with accounting standards adopted by the Government Accounting Standards Board.

Other Post-Employment Benefits (“OPEB”)

The State also provides post-employment health care and dental benefits to its employees and their spouses and dependents, when applicable, and recognizes these costs on a “pay-as-you-go” basis. It is anticipated that these costs will continue to grow in the future.

As of June 30, 2009, approximately 141,900 retirees were enrolled to receive health benefits and 116,400 to receive dental benefits. The employer contribution for health premiums maintains the average 100/90 percent contribution formula established in the Government Code. Under this formula, the State averages the premiums of the four largest health benefit plans in order to calculate the maximum amount the State will contribute toward the retiree’s health benefits. The State also contributes 90 percent of this average for the health benefits of each of the retiree’s dependents. Employees vest for this benefit after serving 10 years with the State. With 10 years of service credit, employees are entitled to 50 percent of the State’s full contribution. This rate increases by 5 percent per year and with 20 years of service, the employee is entitled to the full 100/90 formula.

Pursuant to the Governmental Accounting Standard Board Statement No. 45, Accounting and Financial Reporting by Employers for Postemployment Benefits Other Than Pensions (“Statement No. 45”), the State now reports on its liability for post-employment health care as well as other forms of post-employment benefits, such as life insurance, in its annual financial reports. The long-term costs for other post-employment benefits may negatively affect the State’s financial reports and impact its credit rating if the State does not adequately manage such costs.

On February 9, 2010, the State Controller’s Office released the State’s latest OPEB actuarial valuation report by private actuarial firm Gabriel, Roeder, Smith & Company, tasked with calculating the State’s liability for these benefits. The report was based on a variety of data and economic, demographic and health care trend assumptions described in the report. The actuarial valuation contained in the report covers the cost estimates for existing employees and retirees. The main objective of the report was to estimate the Actuarial Accrued Liability (“AAL”), which is the present value of future retiree health care costs attributable to employee service earned in prior fiscal years.

The report looked at three different scenarios: (i) continuation of the “pay-as-you-go” policy; (ii) a “full funding” policy under which assets would be set aside to prepay the future obligations, similar to the way in which pension obligations are funded, and (iii) a “partial funding” policy, a hybrid of the two scenarios. According to the actuarial valuation as of June 30, 2009, the current pay-as-you-go funding policy results in an AAL of $51.82 billion, an annual OPEB cost of $3.93 billion, estimated employer contributions of $1.44 billion and an expected net OPEB obligation of $7.18 billion for fiscal year 2009-10.

The key factors contributing to the $864 million change in actuarial liabilities from the previous valuation report include:

•	Health care claims grew at a rate lower than the assumed trend rate, resulting in a decrease in actuarial liabilities of approximately $1.03 billion.

•	Demographic experience (more members retiring earlier and living longer than assumed) caused actuarial liabilities to increase by $601 million.

•

Changes in assumptions and methods (updating the aging factors and health care trend rates used to project the member’s average health care claim costs after retirement) increased actuarial liabilities by $1.29 billion.

The valuation depended primarily on the interest discount rate assumption used to develop the present value of future benefits and on the assets available to pay benefits. The discount rate represents the long-term expectation of the earnings on the State’s General Fund, which is invested in short-term securities in the Pooled Money Investment Account. The State has indicated that the State Controller’s Office plans to issue an actuarial valuation report annually.

On October 1, 2009, the Governor signed legislation that provides for prefunding OPEB for California Highway Patrol (“CHP”) officers, including cadets, and supervisors, and managers. The contributions for prefunding OPEB were effective July 1, 2009 (at 1 percent of pay increasing to 2 percent on July 1, 2010), and are deposited in an account in the California Employers’ Retiree Benefits Trust. This contribution is to be temporarily redirected to pensions until July 1, 2013 due to contract agreements reached in fiscal year 2010-11 (as of November 22, 2010, this redirection does not apply to CHP supervisors and managers). Contract agreements reached in 2010-11 with the International Union of Operating Engineers (Bargaining Unit 12) and the Union of American Physicians and Dentists (Bargaining Unit 16) included employee contributions of 0.5 percent of pay to prefund OPEB starting July 1, 2012. Additionally, Bargaining Unit 12 agreed to a revised vesting schedule for retiree health benefits for new employees hired after January 1, 2011. Under the revised schedule those employees will have to work for 25 years to qualify for 100 percent of state coverage of premium and 15 years to qualify for 50 percent coverage (as of November 22, 2010, the schedule was 20 years and 10 years, respectively).

THE BUDGET PROCESS

Constraints on the Budget Process

Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising state taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in state taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental health services; Proposition 1A of 2004, which limits the Legislature’s power over local revenue sources, and Proposition 1A of 2006, which limits the Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. Most recently, Propositions 22 and 26, approved on November 2, 2010, will further limit the State’s fiscal flexibility.

These approved constitutional amendments are described below.

Balanced Budget Amendment (Proposition 58)

Proposition 58, approved by the voters in 2004, requires the State to enact a balanced budget, and establish a special reserve and restricts certain future borrowing to cover fiscal year end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting estimated expenditures from all resources expected to be available, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the Legislature would be prohibited from: (i) acting on any other bills or (ii) adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve BSA be established. The BSA is funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. A constitutional amendment which would strengthen the BSA is scheduled to be submitted to voters on the June 2012 election ballot.

Proposition 58 also prohibits the use of general obligation bonds, revenue bonds, and certain other forms of borrowing to cover fiscal year end budget deficits. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

Local Government Finance (Proposition 1A of 2004)

Senate Constitutional Amendment No. 4 (also known as Proposition 1A of 2004), approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State is able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe state fiscal hardship and two-thirds of both houses of the Legislature approve the borrowing. The amount borrowed is required to be paid back within three years. The State also is not able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

The provisions of Proposition 1A of 2004 allowing the State to borrow money from local governments from time to time have been suspended by Proposition 22 of 2010, which permanently prohibits any future such borrowing.

Proposition 1A of 2004 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for the mandated activity, the requirement on cities, counties or special districts to abide by the mandate is suspended. In addition, Proposition 1A of 2004 expands the definition of what constitutes a mandate on local governments to encompass state action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete financial responsibility. The State mandate provisions of Proposition 1A of 2004 do not apply to schools or community colleges or to mandates relating to employee rights.

Proposition 1A of 2004 further requires the State to reimburse cities, counties, and special districts for mandated costs incurred prior to fiscal year 2004-05 over a term of years. Chapter 72, Statutes of 2005 (AB 138) requires the payment of mandated costs incurred prior to fiscal year 2004-05 to begin in fiscal year 2006-07 and to be paid over a term of 15 years. The 2010 Budget Act defers payment of these claims and refinances the balance owed over the remaining payment period. The remaining estimated cost of claims for mandated costs incurred prior to fiscal year 2004-05 is approximately $950 million.

The Amended 2009 Budget Act authorized the State to exercise its Proposition 1A borrowing authority. This borrowing generated $1.998 billion that was used to offset State General Fund costs for a variety of court, health, corrections, and K-12 programs. The enabling legislation also created a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers agency. This joint powers authority sold bonds in an aggregate amount of $1.895 billion in November 2009 to pay the local agencies their property tax allocations when those agencies otherwise would receive the allocations. Pursuant to Proposition 1A of 2004, the State is required to repay the local government borrowing (which in turn is to be used to repay the bonds of the joint powers authority) no later than June 15, 2013. The 2010 Budget Act includes $90.8 million for the interest payments that are to be incurred in fiscal year 2010-11 to be paid from the General Fund.

After School Education Funding (Proposition 49)

An initiative statute, Proposition 49, called the “After School Education and Safety Program Act of 2002,” was approved by the voters on November 5, 2002, and required the State to expand funding for before and after school programs in the State’s public elementary, middle and junior high schools. The increase was first triggered in fiscal year 2006-07, which increased funding for these programs to $550 million. These funds are part of the Proposition 98 minimum funding guarantee for K-14 education and, in accordance with the initiative, expenditures can only be reduced in certain low revenue years.

Mental Health Services (Proposition 63)

On November 2, 2004, the voters approved Proposition 63, the Mental Health Services Act, which imposes a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million for purposes of funding and expanding mental health services. Proposition 63 also prohibits the Legislature or the Governor from redirecting funds now used for mental health services to other purposes or from reducing General Fund support for mental health services below the levels provided in fiscal year 2003-04. Additionally, Chapter 20, Statutes of 2009 makes allowable administrative changes to Proposition 63 to streamline and make more efficient administrative processes and clarifies the role of the Mental Health Services Oversight and Accountability Commission.

Transportation Financing (Proposition 1A of 2006)

On November 7, 2006, voters approved Proposition 1A of 2006, which had been placed on the ballot by the Legislature as Senate Constitutional Amendment No. 7, to protect Proposition 42 transportation funds from any further suspensions. Provisions of the State Constitution enacted as Proposition 42 in 2002 permitted the suspension of the annual transfer of motor vehicle fuel sales tax revenues from the General Fund to the Transportation Investment Fund if the Governor declared that the transfer would result in a “significant negative fiscal impact” on the General Fund and the Legislature agreed with a two-thirds vote of each house. The new measure modified the constitutional provisions of Proposition 42 in a manner similar to Proposition 1A of 2004, so that if such a suspension were to have occurred, the amount owed by the General Fund would have had to be repaid to the Transportation Investment Fund within three years, and only two such suspensions could have been made within any 10-year period. In fiscal year 2003-04, $868 million of the scheduled Proposition 42 transfer was suspended, and in fiscal year 2004-05 the full transfer of $1.258 billion was suspended. Budget Acts for fiscal years 2006-07, 2007-08, 2008-09 and 2009-10 all fully funded the Proposition 42 transfer and partially repaid the earlier suspensions. Chapter 11, Statutes of 2010, in the Eighth Extraordinary Session eliminated the General Fund sales tax on gasoline that funded the Proposition 42 Transfer, and replaced it with increased fuel excise tax revenues that go directly to local governments for road maintenance and to the State Highway Account for highway maintenance and rehabilitation projects. However, the 2010 Budget Act still includes $83 million to repay a portion of past suspensions. Proposition 22, described below, overturns the tax “swap” made in Chapter 11.

November 2010 Initiatives

Two initiative measures approved by the voters on the November 2, 2010 ballot affect the budget process.

Proposition 22—Local Government Funds

This measure, called the “Local Taxpayer, Public Safety and Transportation Protection Act of 2010,” supersedes some parts of Proposition 1A of 2004, prohibits any future action by the Legislature to take, reallocate or borrow money raised by local governments for local purposes, and prohibits changes in the allocation of property taxes among local governments designed to aid state finances. The Proposition 1A borrowing done in 2009 is grandfathered. In addition, superseding Proposition 1A of 2006, the State is prohibited from borrowing sales taxes or excise taxes on motor vehicle fuels or changing the allocations of those taxes among local governments except pursuant to specified procedures involving public notices and hearings. Any law enacted after October 29, 2009 inconsistent with Proposition 22 is repealed. Passage of this measure eliminates an estimated $850 million in General Fund relief in fiscal year 2010-11, an amount which would have grown to over $1 billion by fiscal year 2013-14. The inability of the State to borrow or redirect property tax or redevelopment funds will reduce the State’s flexibility in reaching budget solutions in the future. The State has used these actions for several billion dollars of solutions in some recent years.

Proposition 26—Increases in Taxes or Fees

This ballot measure revises provisions in Articles XIII A and XIII C of the Constitution dealing with tax increases. The measure specifies that a two-thirds vote of both houses of the Legislature is required for any increase in any tax on any taxpayer, eliminating the practice where a tax increase coupled with a tax reduction has been treated as being able to be adopted by majority vote. Furthermore, any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a tax requiring two-thirds vote. Finally, any tax or fee adopted after January 1, 2010 with a majority vote which would have required a two-thirds vote if Proposition 26 were in place would be repealed after one year from the election date unless readopted by the necessary two-thirds vote. Passage of this measure is expected to have the same impact on transportation related taxes as Proposition 22.

AMENDED 2009 BUDGET ACT

The State’s budget for fiscal year 2009-10 was enacted in an unusual sequence. The 2008 Budget Act was one of the latest ever enacted up to that time, having been delayed until mid-September 2008 as a result of the difficulty of balancing the budget with reduced revenues, as declining economic conditions were already evident. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, which proved to be greatly overstated by the time actual revenue results for September and October 2008 were received. With the financial market meltdown starting in September 2008, which resulted in massive federal assistance and caused large drops in stock market and other asset values and reductions in consumer spending, projections of tax revenues, which are heavily dependent on capital gains taxes and sales taxes, had to be dramatically reduced. In November 2008, the Governor announced that the 2008 Budget Act would be billions of dollars out of balance, and called several special sessions of the Legislature to enact corrective actions.

Because of strong disagreement in the Legislature as to the amount of corrective actions which would be taken by tax increases versus expenditure reductions, a compromise was not reached until February 2009. At that time, the February 2009 Budget Package was enacted which included modifications to the 2008 Budget Act and the enactment, more than four months early, of a full budget act for fiscal year 2009-10.

Initial 2009 Budget Act

The Initial 2009 Budget Act was adopted by the Legislature on February 19, 2009, along with a number of implementing measures, and signed by the Governor on February 20, 2009. In February 2009, the State enacted

$36 billion in solutions to what was then estimated to be a $42 billion General Fund budget gap for the combined 2008-09 and 2009-10 fiscal years. It also provided for five budget-related measures that would have provided an estimated $6 billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

Under the Initial 2009 Budget Act, based on then-current assumptions about the State’s financial circumstances, and assuming receipt of approximately $8.0 billion of federal stimulus funds to offset General Fund costs ($4.9 billion of which was assumed to be received in fiscal year 2009-10) and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase by 9.3 percent, from $89.4 billion in fiscal year 2008-09 to $97.7 billion in fiscal year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in fiscal year 2008-09, a 2.0 percent decrease. The June 30, 2010 total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009 reserve deficit of negative $3.4 billion. The Amended 2009 Budget Act reflected vetoes by the Governor of $1.305 billion in appropriations from the General Fund, special funds, and bond funds (including $957.2 million in General Fund appropriations).

After adoption of the Initial 2009 Budget Act, the State continued to experience significant declines in revenues and other financial pressures. On May 14, 2009, the Governor released the 2009-10 May Revision. Together with subsequent revisions, the 2009-10 May Revision identified a further budget shortfall through the 2009-10 fiscal year of approximately $24 billion.

Amended 2009 Budget Act

On July 24, 2009, the Legislature approved the amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act included another $24 billion in solutions to address the further deterioration of the State’s fiscal situation identified in the 2009-10 May Revision.

Under the Amended 2009 Budget Act, General Fund revenues and transfers were projected to increase 6.4 percent, from a revised $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10. A significant element of this increase was projected to come from certain new revenues enacted in February 2009. The Amended 2009 Budget Act contained General Fund appropriations of $84.6 billion in fiscal year 2009-10, compared to $91.5 billion in fiscal year 2008-09, a 7.5 percent decrease. The June 30, 2010 total reserve was projected to be $500 million as compared to the revised June 30, 2009 General Fund balance of negative $4.5 billion.

Events after adoption of the Amended 2009 Budget Act resulted in the State ending the 2009-10 fiscal year with $86.9 billion in General Fund revenues and transfers (compared to $89.5 billion projected in the Amended 2009 Budget Act) and expenditures of $86.3 billion (compared to $84.6 billion projected). As a result, the State exhausted the projected General Fund reserve and ended the 2009-10 fiscal year with a negative General Fund balance of $6.3 billion.

The discussion below describes some of the elements of the Amended 2009 Budget Act, some of which could not be implemented as originally expected.

The Amended 2009 Budget Act contained the following major General Fund components:

1.

Addressing the Deficit—The $60 billion in budget solutions adopted for the combined fiscal years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) were wide-ranging and touched all three of the State’s major revenue sources (personal income taxes, corporation taxes and sales and use taxes). Spending cuts were implemented in virtually every state program that receives General Fund support. The budget solutions included spending reductions of $31.0 billion (52 percent of total solutions). The spending reductions consisted primarily of reductions in education spending under Proposition 98 ($14.9 billion reduction), higher education ($3.3 billion reduction), employee compensation ($2.0 billion reduction), and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion reduction). The budget solutions also included an estimated receipt of $8.0 billion (13 percent of total solutions) of federal stimulus funds to be used to offset General Fund expenditures. Additional solutions included $12.5 billion of tax increases (21 percent of total solutions), and $8.4 billion of other solutions (14 percent of total solutions). Significant elements of the budget solutions included:

•

Proposition 1A of 2004 Borrowing from Local Governments—The Amended 2009 Budget Act authorized the State to exercise its borrowing authority under Proposition 1A of 2004 to borrow from local agencies up to 8 percent of their fiscal year 2008-09 property tax revenues. The State utilized this authority and the borrowing generated $1.998 billion that was used to offset State General Fund costs for a variety of court, health, corrections and K-12 programs. The borrowed sums must be repaid by the State, with interest, by June 15, 2013.

•

Use of Redevelopment Agency Funds—The Amended 2009 Budget Act also contained a shift of $1.7 billion in local redevelopment agency funds to the State from current revenues and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. Under the Amended 2009 Budget Act, these revenues are ultimately shifted to schools that serve the redevelopment areas. An association of redevelopment agencies and a group of counties have filed separate suits to block this transfer, which, if successful, could adversely affect the state’s financial condition. However, substantially all of the required transfers have been made. In May 2010, a trial court ruled in favor of the State in this challenge; the decision was appealed to the Third District Court of Appeals in September 2010. Subsequent to enactment of the Amended 2009 Budget Act the Legislature also passed clean-up legislation authorizing redevelopment agencies to borrow from prior-year balances in the Low and Moderate Income Housing Funds to make the fiscal years 2009-10 and 2010-11 payments. As of the 2010 Budget Act, the appeal is still pending.

•

Payroll Shift—One-time savings of $1.618 billion ($937.6 million from the General Fund) from shifting the payments for employee payroll covering the pay period ending June 30, 2010 to July for all entities that are paid through the Uniform State Payroll System. This shift is to be repeated on an annual basis. This payment shift excludes the University of California, Community Colleges, staff of the Legislature, the California Exposition and State Fair, and local trial courts.

•

State Compensation Insurance Fund Sale—One-time revenues of $1 billion from the sale of certain assets of the State Compensation Insurance Fund (“SCIF”). Because of pending litigation, the State no longer expects the sale of SCIF assets to occur in fiscal years 2009-10 or 2010-11.

2.	Federal Stimulus—The Amended 2009 Budget Act assumed the receipt of at least $8 billion from ARRA to offset General Fund expenditures in fiscal years 2008-09 and 2009-10. As of the 2010 Budget Act, the 2008-09 and 2009-10 estimates have been adjusted to $9.2 billion.

3.	Proposition 98—As of the Amended 2009 Budget Act, the Proposition 98 Guarantee for fiscal year 2009-10 was projected to be $50.4 billion, of which $35.0 billion was the General Fund portion. As of the 2010-11 May Revision, the Proposition 98 Guarantee for fiscal year 2009-10 was projected to be $49.9 billion, of which $34.7 billion was the General Fund portion. The 2010 Budget Act included $49.5 billion in 2009-10 funding for Proposition 98, of which $35.5 billion is the General Fund portion.

4.

K-12 Education—The Amended 2009 Budget Act included $66.7 billion for K-12 education programs for fiscal year 2009-10 of which $35.0 billion was funded from the General Fund. As of the Amended 2009 Budget Act, total per-pupil expenditures were projected to be $11,259 in fiscal year 2009-10. Revised estimates in the 2010-11 May Revision reflected $65.9 billion for K-12 education programs for fiscal 2009-10 of which $35.9 billion was to be funded from the General Fund. Revised estimates in the 2010-11 May Revision reflected that total per-pupil expenditures were projected to be $11,121 in fiscal year 2009-10. As of the 2010 Budget Act, total K-12 funding remains at the May Revision level of $65.9 billion for 2009-10, of which $36.0 billion is provided from the General Fund. The 2009-10 per-pupil expenditures are $11,135.

5.	Higher Education—The Amended 2009 Budget Act reflected total funding of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources, for all major segments of Higher Education (excluding infrastructure and stem cell research), including approximately $2 billion from local property taxes that are included in the Proposition 98 Guarantee and expended on California Community Colleges. The 2010 Budget Act included total funding of $20.6 billion for fiscal year 2009-10, including $12.6 billion General Fund and Proposition 98 sources for all major segments of Higher Education (excluding infrastructure and stem cell research).

6.	Health and Human Services—The Amended 2009 Budget Act included $24.8 billion in non-Proposition 98 General Fund expenditures for Health and Human Service Programs for fiscal year 2009-10. Due to the State’s severe fiscal shortfall, the Amended 2009 Budget Act included $5.8 billion in proposed General Fund expenditure reductions in Health and Human Services programs in fiscal year 2009-10. Apart from the reduction in General Fund funding for these programs, the Amended 2009 Budget Act reflected significant General Fund relief for Health and Human Services programs resulting from ARRA. As of the 2010 Budget Act, non-Proposition 98 General Fund expenditures for Health and Human Service Programs for fiscal year 2009-10 were projected to be $24.3 billion.

7.	Transportation Funding—The Amended 2009 Budget Act included $1.441 billion of General Fund expenditures to fully fund local transportation programs under Proposition 42 in fiscal year 2009-10. Additionally, the Amended 2009 Budget Act directed $1.015 billion of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund, such as debt service on transit bonds and other transportation programs. Of this amount, approximately $878 million was for uses substantially similar to those that were the subject of litigation related to the 2008 Budget Act. On September 30, 2009 the State Supreme Court denied review of an adverse Court of Appeal decision in Shaw v. Chiang, which invalidated the use of these funds as appropriated. Consequently, these fuels sales taxes were retained in the Public Transportation Account for appropriation. These funds are “borrowable” for short-term General Fund cash needs. Chapters 11 and 12, Statutes of 2010, were passed in the special session providing General Fund relief by eliminating the state sales tax on gas and increasing the state gas excise tax by a like amount. This effectively eliminates funding subject to the provisions of Proposition 42 and significantly reduces the funding going into the Public Transportation Account, eliminating the so-called spillover allocation. Fuel excise tax revenues are to be used to offset highway bond debt service, thus providing increasing General Fund relief beginning in fiscal year 2009-10 and growing in future years. (Approximately $603 million of relief is projected for fiscal year 2010-11.) Remaining Public Transportation Account funds and new diesel sales tax revenues are used to offset transit bond debt service allowable under the court ruling in fiscal years 2009-10 and 2010-11. After these two fiscal years, the statute provides for no further use of Public Transportation Account for debt service offset.

Additionally, $650 million of excise tax proceeds available from this legislation in fiscal year 2010-11 were proposed to be loaned to the General Fund and repaid in three years. The 2010 Budget Act assumed fuel excise tax revenues would be used to offset highway bond debt service, providing $491 million of General Fund relief in fiscal year 2010-11. Additionally, $225 million of Public Transportation Account funds and diesel sales tax revenues were to be used to offset transit bond debt service allowable under the court ruling. All of these actions are apparently prohibited by enactment of Proposition 22, although fund transfers which took place prior to November 3, 2010 are not affected. Of the amounts of General Fund solutions above, at least $850 million are not expected to be realized in 2010-11.

The special session transportation legislation provides for ongoing highway and local road funding similar in distribution to the former provisions that governed Proposition 42 funds (sales tax on gasoline). Increased funding is provided for the State Highway Operations and Protection Program (highway safety and rehabilitation projects, primarily) as well as local streets and roads and the State Transportation Improvement Program (capacity projects, primarily). The legislation provides approximately $350 million in ongoing annual transit operations grants with a one-time appropriation of $400 million for the remainder of fiscal years 2009-10 and 2010-11. Subject to interpretation by the courts, Proposition 22 provides for a different distribution of transit funding. Similarly, to the extent the debt service allocation of this revenue is prohibited by Proposition 22, those revenues could be distributed as provided in current law to the State Transportation Improvement Program, local roads, and the State Highway Operations and Protection Program. It is not certain how the courts will interpret the repealer provisions of Proposition 22, nor how any litigation may be framed, so other outcomes are possible. Proposition 26 may also be interpreted by the courts as applying to the revenues that provide for these transportation allocations. The State indicated that if the Legislature did not reenact the statute providing these revenues with a two-thirds vote by November 3, 2011, it was not certain whether some or all of the revenue provisions would be operative after that date, and it was not certain whether revenue sources formerly operative would be restored. It is also not certain how the courts would rule on a suit, if one is filed.

8.	Budget Stabilization Account—Pursuant to Proposition 58, the State normally would be required to set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-10 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State’s ongoing financial stress, in accordance with Proposition 58, the Amended 2009 Budget Act suspended the transfer to the BSA for fiscal year 2009-10.

9.	Prison Funding—The Amended 2009 Budget Act included $7.9 billion in General Fund expenditures for the California Department of Corrections and Rehabilitation. In arriving at this figure, a total of $1.2 billion of savings for CDCR operations was assumed. Due to the delay in passage of legislation, and the failure of the Legislature to adopt certain prison and parole reforms requested by the Governor, actual savings were approximately $587 million, with the result that CDCR costs were approximately $613 million higher than assumed in the Amended 2009 Budget Act, not including any changes as of the 2010-11 May Revision. As of the 2010-11 May Revision, CDCR costs in fiscal year 2009-10, excluding debt service and savings from employee compensation, were projected to exceed the level included in the Amended 2009 Budget Act by $906.6 million. As of the 2010 Budget Act, CDCR General Fund expenditures in fiscal year 2009-10, excluding debt service and savings from employee compensation, were $8.6 billion. A total of $578 million of savings was assumed, of which $250 million was related to a reduction in programs, $100 million was an unallocated reduction, $53 million related to population decreases, $48 million was for the elimination of that year’s special repair budget, and $42 million pertained to a reduction in Female Community Correctional Center beds.

Cash Management in Fiscal Year 2009-10

The State entered fiscal year 2009-10 on July 1, 2009 with severely depleted cash resources as a result of having to pay significant obligations before June 30, 2009, including repayment of $5.5 billion of revenue anticipation notes issued in fiscal year 2008-09. In addition, significant payments to public schools had been deferred from the end of fiscal year 2008-09 into the first few weeks of July 2009. The State had projected in May 2009 that revenues would be lower than expected and that it faced a $22 billion budget gap. However, by July 1, 2009, additional budget solutions for fiscal year 2009-10 had not been adopted.

Faced with reduced cash resources, as described above, the State Controller started to issue registered warrants (or IOUs) on July 2, 2009, for certain obligations of the State not having payment priority under law. The State Controller was able to manage cash resources, as described above, to ensure that higher priority payments, such as for schools and debt service, were made on time in July and August 2009. On July 28, 2009, the Governor signed the Amended 2009 Budget Act, which included a number of provisions for cash management purposes.

With the adoption of the Amended 2009 Budget Act, the State was able to undertake its normal external borrowing program for fiscal year 2009-10. In order to provide an immediate increase in cash resources, the State issued $1.5 billion of 2009 Interim Revenue Anticipation Notes (the “Interim Notes”) on August 27, 2009, which were scheduled to mature on October 5, 2009. This permitted early redemption of the outstanding registered warrants ($2.6 billion) as of September 4, 2009. (The Interim Notes were subsequently repaid in full on September 29, 2009 using unapplied cash resources which were available in the General Fund following issuance of the 2009-10 Series A Notes.)

The State was able to manage its cash flows for the balance of fiscal year 2009-10 although it was assisted by legislatively authorized deferral of certain payments in March-April 2010 under a cash management bill. The State paid all its obligations due through the end of fiscal year 2009-10 using revenues and internal borrowable resources. The General Fund ended fiscal year 2009-10 owing $9.992 billion to special funds for such short-term cash flow borrowings.

Cash Management in Fiscal Year 2010-11

The first cash management bill authorized deferral of certain payments during fiscal year 2010-11 including payments to K-12 schools (not to exceed $2.5 billion in the aggregate at any one time), SSI/SSP reimbursements to the federal government, certain local government social services, transportation payments and Proposition 63 mental health payments (not to exceed $1 billion in the aggregate at one time), higher education, CalSTRS payment modifications and trial operations (not including payroll). Many of these deferrals were made or can be made in July 2010, October 2010 and March 2011 and did not and are not to exceed 60, 90 and 60 days, respectively. However, depending on actual cash flow conditions at the time, the Controller, Treasurer and Director of Finance may either accelerate or delay the deferrals up to 30 days, or reduce the amounts deferred. In total, as of the 2010 Budget Act, the Department of Finance estimates these deferrals will improve the State’s cash position by up to $4.8 billion in certain months, thereby reducing the need for external cash management borrowing or other measures. Certain small cities and counties, community college districts and school districts that can demonstrate hardship, will not be subject to these deferrals. The cash management bill expressly provides that no deferrals may affect state payroll or payments of debt service on state bonds, lease rental payments which support revenue bonds, or certain other payments which are used to support debt service. The July 2010 deferrals were made as authorized, and the October 2010 deferral was accelerated into September 2010 because of the delay in enactment of a budget.

The State entered fiscal year 2010-11 on July 1, 2010 with General Fund cash and unused borrowable resources of approximately $8.8 billion, but without an enacted budget, which prevented the State from making payment for many programs which did not have continuing appropriations or constitutionally mandated payment obligations, and payments to a variety of suppliers of goods and services to the State. This allowed the State to conserve its cash resources, and, unlike the previous year, no registered warrants had to be issued.

Once the 2010 Budget Act was enacted, however, the State had to meet all its obligations which had remained unpaid in the absence of valid appropriations during the three months that the State had no approved budget, totaling approximately $6.7 billion payable from the General Fund. The requirement that the State make up these payments created cash challenges for October and November 2010. The State responded to these challenges by (1) enactment of a cash management bill accompanying the 2010 Budget Act that allows for short term deferrals (mostly within October 2010 or from October 2010 to November 2010) of approximately $4.5 billion to help manage the cash flow during that period and (2) by issuing $6.7 billion of 2010 Interim Revenue Anticipation Notes (the “Interim Notes”) on October 28, 2010 in a private placement with multiple financial institutions. The State was planning to issue $10 billion of revenue anticipation notes to public investors on or about November 23, 2010 which would allow repayment of the Interim Notes from unapplied resources.

While the Administration’s estimates of cash flow in fiscal year 2010-11 indicate a positive projected cash position in each month of fiscal year 2010-11 (even after reduction of borrowable resources due to Proposition

22), this is not indicative of a return to fiscal health. Rather, the State’s cash position has improved as a result of (1) the cash deferral legislation passed in March 2010 and October 2010 and (2) continued heavy reliance on internal borrowing by the General Fund from various Special Funds. As of November 22, 2010, the State’s fiscal officers were continuing to closely monitor developments which may impact the State’s cash management requirements, including monthly cash receipts and disbursements. There could be no assurance that deterioration in revenue and/or increases in expenditures in the 2010-11 fiscal year or early in fiscal year 2011-12 will not require state officers to implement additional cash management measures before the end of the fiscal year, including but not limited to additional payment deferrals, issuance of additional revenue anticipation notes, or issuance of registered warrants or registered reimbursement warrants, to supplement its cash management program for fiscal years 2010-11 or 2011-12.

2010 BUDGET ACT

The 2010 Budget Act enacted on October 8, 2010, projects to end fiscal year 2010-11 with a $1.3 billion reserve. General Fund revenues and transfers for fiscal year 2010-11 are projected at $94.2 billion, an increase of $7.3 billion compared with fiscal year 2009-10. General Fund expenditures for fiscal year 2010-11 are projected at $86.6 billion—essentially flat compared to the prior year. These amounts compare to the following which were proposed in the 2010-11 Governor’s Budget: revenues and transfers of $89.3 billion, expenditures of $82.9 billion, and an ending reserve of $1.0 billion. In approving the 2010 Budget Act, the Governor exercised his line-item veto power to reduce General Fund expenditures by about $960 million, mostly in the areas of health care and social services. The 2010 Budget Act also included Special Fund expenditures of $30.9 billion and Bond Fund expenditures of $7.9 billion.

Proposition 22, approved by the voters on November 2, 2010, will have a negative impact estimated at $850 million on several portions of the enacted 2010 Budget Act.

On November 10, 2010, the Legislative Analyst’s Office released a report projecting a possible budget deficit of $6.1 billion at the end of fiscal year 2010-11. In response, the Governor announced on November 11, 2010 that he would declare a fiscal emergency and call a special session of the Legislature to begin on December 6, 2010 (the first day of the newly-elected Legislature) to address any estimated shortfall in the 2010-11 fiscal year.

Prior to enactment of the 2010 Budget Act, the Administration had reported a budget gap of $19.3 billion, including a $1.3 billion reserve based on projected General Fund revenues and transfers in fiscal year 2010-11 compared against projected expenditures (assuming the workload budget from fiscal year 2009-10, adjusted for increases in costs and certain other developments but no changes in law). The 2010 Budget Act planned to close the estimated budget gap by a combination of expenditure reductions, federal funds, and other solutions. The majority of these solutions are one-time or temporary in nature, which will cause budget gaps to recur in fiscal year 2011-12 and beyond. The 2010 Budget Act solutions consist of the following major components, which are described in more detail below:

•	$8.4 billion in expenditure reductions (43.6 percent of total solutions).

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$5.4 billion in additional federal funds above ongoing federal support of state programs and commitments of funds from ARRA (28.0 percent of total solutions). About $1.83 billion of these funds have been approved; as of November 22, 2010, the balance was being sought by the State.

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$5.5 billion in other one-time solutions (28.4 percent of total solutions). This includes adoption of the LAO’s revenue forecast, a two-year suspension of the net operating loss carry forward provision on business income taxes, the sale and leaseback of 11 state office buildings, and borrowing from special funds and delaying repayment of earlier special fund loans.

The 2010 Budget Act contains the following major General Fund expenditure reductions and other significant solutions.

Expenditure Reductions

1.	Health and Human Services

Some of the larger expenditure reductions include:

•	Department of Health Care Services—a decrease of $187.1 million by enrolling seniors and people with disabilities in managed care plans and deferring some payments.

•	Department of Social Services—a reduction of $365.9 million from an advance of Temporary Assistance for Needy Families Block Grant funds.

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Department of Social Services—a decrease of $300 million in funding for the In-Home Supportive Services program due to assumed additional federal funds, a 3.6 percent across-the-board program reduction in assessed hours, and a reduced estimate of caseload volume.

2.	Corrections and Rehabilitation

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A decrease of $820 million to the budget for the Medical Services Program implemented by the court-appointed Receiver for the State’s prison system to reduce per-inmate medical costs to a level comparable to other states’ correctional health-care programs. The Receiver is cooperating in trying to achieve these savings but has not yet presented a specific plan; the State has indicated that it cannot guarantee the final result.

•	Decrease of $200 million from projected reduction of inmate population.

3.	Proposition 98

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A decrease of $4.1 billion due to suspension of the Proposition 98 Guarantee for education funding. Even with the suspension, the guaranteed funding level for K-14 education remains the same as in the prior year, and is higher with federal funding increases.

4.	General Government

•	Employee Compensation—a reduction of $1.6 billion in the General Fund and special funds through collective bargaining agreements and other administrative actions.

•	Workforce Cap—a reduction of $449.6 million through a five-percent workforce reduction. The 2010 Budget Act also includes $130 million in associated operating expense and equipment savings.

•	Commission on State Mandates—a one-time reduction of $365 million by suspending most mandates not related to elections, law enforcement, and property taxes.

Additional Federal Funds

The 2010 Budget Act assumes the State will benefit from $5.4 billion in additional federal funds or flexibility to reduce expenses by waiver of federal requirements. This $5.4 billion of federal aid is above amounts in ongoing federal programs or stimulus monies previously approved. As of November 1, 2010, about $1.83 billion of these funds have been approved, consisting of:

•	A decrease in state expenditures of $1.33 billion resulting from extension by prior act of Congress of the enhanced Medicaid funding.

•	A decrease in state expenditures of approximately $500 million from federal approval of a Medi-Cal Financing Waiver.

As of November 22, 2010, the State has indicated that it is continuing to seek the remaining funding, which includes:

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A decrease of $395.4 million resulting from continuation by prior act of Congress of the Temporary Assistance for Needy Families funding. The State has indicated that, during the third quarter of the 2010-11 fiscal year, it will request federal administrative approval to advance the first quarter of the fiscal year 2011-12 payment into the fourth quarter of fiscal year 2010-11, an action permitted by federal law.

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A prospective decrease of $3.1 billion in state expenditures in anticipation of increased federal funding for a number of areas, including incarceration of undocumented immigrant felons, special education, Medicare and Medicaid programs. Congress has not taken action on these items, which, as of November 22, 2010, are still the subject of discussions between the state and the federal government. A small portion ($200-300 million) of this funding may become available through federal administrative action.

Other Solutions

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A revenue increase of $399 million in fiscal year 2009-10 and $961 million in fiscal year 2010-11, based on the LAO revenue forecast rather than the Department of Finance projection in the 2010-11 May Revision.

•	A revenue increase of $1.2 billion from extension of the suspension of tax deductibility of net operating losses for taxpayers with incomes in excess of $300,000.

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A one-time revenue increase of $1.2 billion to reflect the sale of 11 state office properties (net proceeds after repayment of about $1.1 billion of debt secured by leases on some of the buildings). The State would lease back these properties for a period of 20 years with first right of refusal if the properties are put up for sale. This amount, which resulted from a competitive bid process, is about $600 million higher than was assumed in the 2010-11 Governor’s Budget. As of November 22, 2010, the transaction is planned to close by December 31, 2010, but the contract places a deadline of January 31, 2011 for completion. On November 16, 2010, a lawsuit was filed seeking to enjoin the completion of the sale.

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A revenue increase of $1.9 billion due to new loans and transfers or extension of repayment date of existing loans from various special funds. This includes $762 million from the excise tax revenues approved in the Amended 2009 Budget Act, but an estimated $434 million of this loan will not be made because of the enactment of Proposition 22.

Impact of Proposition 22

There are two major budget impacts from adoption of this measure:

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Use of monies from excise taxes on gasoline to offset General Fund costs of debt service on general obligation bonds for transportation will no longer be possible. This is expected to increase General Fund expenditures in fiscal year 2010-11 by an estimated $416 million, increasing to over $1 billion in future years.

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A portion of the budgetary loan from excise taxes in the estimated amount of $434 million (identified in “Other Solutions” above) will be prohibited. (A portion of the loan has already been made, and is not affected by Proposition 22.)

Pension and Budget Reforms

As part of the enactment of the 2010 Budget Act, the Legislature adopted bills addressing reform of the state pension system and proposed reform of the State’s budget reserve.

Pension Reform. Legislation was adopted (SB 22, Chapter 3, Sixth Extraordinary Session of 2010) (SB6X 22) which is to reduce pension benefits primarily for newly-hired state employees. Some of these same reductions are also included in labor agreements signed in recent months with some state bargaining units. In general, this law sets benefit levels for future employees at levels which were in effect in 1999, prior to a law which at that time increased the percentage of salary which could be received by state employees, and reduced the number of years of service required to achieve maximum benefits. In addition, future employees will have their benefits based on the highest three-year average annual pay, rather than being based on the highest single year, as is provided under the law in place as of November 22, 2010 (except for those employees already using the three-year formula under a contract). SB6X 22 does not change the pension benefits for state employees who were employees before the legislation was adopted (“current employees”) and retirees, so the financial benefits will accrue over a number of years. However, pursuant to labor agreements signed with several bargaining units, both current and future employees will be required to contribute a larger portion of their salary toward future pension benefits.

Budget Reform. The Legislature adopted Senate Constitutional Amendment 10, which is scheduled to be placed before the voters at the next statewide primary, general or special election (as of November 22, 2010, the next election was scheduled for June 2012). If approved by the voters, this measure would place a limit on state spending if revenues in any fiscal year exceed a specified cap, by requiring such unanticipated revenues (after required payment of Proposition 98 obligations to schools) to be spent only on designated purposes such as deposit to the budget reserve fund, repayment of existing debts or capital investment in infrastructure. The measure would also strengthen existing law providing for annual deposits to the budget reserve fund, would increase the maximum size of the reserve fund from $8 billion to an amount equal to 10 percent of General Fund revenues, and would tighten the rules by which monies can be transferred from the budget reserve fund.

Budget Risks and Erosions

The 2010 Budget Act and related legislation addressing the State’s financial situation, and the State’s cash management plan, were based on a variety of assumptions that could be adversely impacted if they do not materialize. As of November 22, 2010, some events had occurred since enactment of the 2010 Budget Act which had already eroded those assumptions. There can be no assurance that the financial condition of the State will not be further materially and adversely affected by actual conditions or circumstances, including but not limited to those described below.

Budget erosions already identified as of November 22, 2010, and risks for the remainder of fiscal year 2010-11 include, but may not be limited to, the following:

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The federal government may reject most or some of the federal fund assumptions included in the 2010 Budget Act. This item represents about $3.6 billion in additional federal funds or administrative relief which would reduce state expenditures. As of November 22, 2010, the federal government had appropriated or approved approximately $1.8 billion of the $5.4 billion federal fund assumed in the 2010 Budget Act. The remainder will require congressional action, or, in the case of $200-300 million of actions, administrative approval. As of November 22, 2010, the State remained optimistic that more aid would ultimately be acquired from the federal government during fiscal year 2010-11.

•	Budget erosions estimated to be at least $850 million will occur from enactment of Proposition 22, as described above.

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Actual revenues through the end of the fiscal year may be below projected amounts. Although cash receipts from major tax sources through October 2010 have exceeded the 2010-11 May Revision projections, the Department of Finance did not know if this trend reflected underlying strength or was a timing effect, as it appears some taxpayers made estimated tax payments in September despite a change in law which eliminated a September 2010 payment obligation.

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The 2010 Budget Act assumes $800 million in estate tax revenues based on the scheduled reinstatement of the federal estate tax after January 1, 2011; this assumption could be affected by congressional action on the federal estate tax.

•	The Administration may not be able to achieve the full amount of projected savings in various programs. Some of these are listed below.

•	Estimated savings of $820 million related to the Department of Correction and Rehabilitation’s medical care budget and $200 million for reduced inmate population may not be achieved.

•	The State may be required, under orders of a federal court, to fund prison health care improvements in excess of amounts set forth in the 2010 Budget Act.

•	$130 million in General Fund operating expenses and equipment savings associated with the workforce cap reductions may not be fully achievable.

•	$140 million estimated for information technology unallocated savings may not be fully achieved.

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The planned sale of 11 state office properties may not be completed, although, as of November 22, 2010, the State was moving forward with the sale. On November 16, 2010, a lawsuit was filed seeking to enjoin the completion of the sale. A judge denied a request for a temporary restraining order on November 22, 2010 but scheduled a hearing on a preliminary injunction to occur prior to the planned closing of the sale on December 15, 2010. The State was due an additional deposit of $50 million from the buyers on November 18, 2010, which as of November 22, 2010 was still pending. The State has indicated that the Administration will aggressively defend its actions against this lawsuit.

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Planned solutions in the 2010 Budget Act may be prevented by litigation. As of November 22, 2010, some litigation remained in progress from the Amended 2009 Budget Act, including lawsuits dealing with reductions in health care costs and a lawsuit challenging the State’s ability to use redevelopment agency funds (the latter suit affects $350 million in fiscal year 2010-11). On November 5, 2010, the Superior Court issued a temporary stay preventing the State from making $256 million of cuts to certain childcare programs which had been vetoed by the Governor. A further hearing was scheduled for November 23, 2010. The State does not budget for or set aside revenues to pay adverse litigation judgments.

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The 2010 Budget Act assumes $190 million General Fund savings within the In-Home Supportive Services (“IHSS”) program from imposing a fee, in the form of the state sales tax, on all providers of specified home health services. Because funding for the IHSS program includes federal Medicaid reimbursements, implementation of a fee on IHSS providers is subject to federal approval. In the event this approval is not granted, the General Fund savings associated with this proposal would not materialize.

On November 10, 2010, the Legislative Analyst’s Office released a report titled “The 2011-12 Budget: California’s Fiscal Outlook” (the “LAO Report”). Using a variety of estimates and assumptions, the LAO Report projects the State will incur a budget deficit of about $6.1 billion in fiscal year 2010-11.

Future Deficits

California’s chronic budget crises have been driven by growing state spending commitments funded by temporary spikes in revenues. Once revenues return to their normal trend—or drop precipitously, as had been the case in the recent recession—the higher spending base cannot be sustained, and dramatic cuts to programs and/or tax increases have sometimes been required. Since many of the budget balancing actions in the Amended 2009 Budget Act and 2010 Budget Act are either one-time actions, or involve loans which have to be repaid, or are based on temporary revenue increases which are due to expire after fiscal year 2010-11 or the non-recurring receipt of federal stimulus funds, significant budget gaps are expected to recur in fiscal year 2011-12 and subsequent years. The State has indicated that the Department of Finance would not prepare an estimate of the budget gap for fiscal year 2011-12 until the Governor’s Budget was released in January 2011.

To help avoid these types of boom-and-bust budget cycles in the future, a constitutional amendment is slated to be placed before voters at the next statewide general election—which, as of November 22, 2010, was scheduled for June 2012—to substantially strengthen the state’s Rainy Day Fund, with more stringent deposit requirements in good budget years to provide a greater cushion for bad budget years.

The State’s ability to balance its budget in the future will also be affected by other budget pressures, including particularly potential significant increases in required state contributions to the California Public Employees’ Retirement System, increased financial obligations related to other post-employment benefits, potential adverse decisions in litigation, deferred obligations to schools and local governments and increased debt service.

Another factor creating pressure on future budgets is that the General Fund is obligated to make a variety of payments in future years. In some cases, the Legislature has the ability to modify, further extend the timing or even cancel the obligation to make these payments. Substantial deferred General Fund obligations include, among other things, deferrals of guaranteed payments to school districts pursuant to Proposition 98, repayment of certain legislatively-approved interfund borrowings, reimbursement of borrowings from state and local governments, reimbursements to local governments and school districts for the costs of state mandates placed on those entities under state laws, obligations to employees for compensated absences, costs for self-insurance, and possibly future payment of interest owed on borrowings from the federal government for unemployment insurance payments. As of November 22, 2010, the Department of Finance estimated that deferred Proposition 98 payments would total $9.5 billion as of the end of the 2010-11 fiscal year and that legislatively-approved interfund borrowings would total $2.6 billion as of the same date. These figures do not include short-term deferrals within or across fiscal years, such as when the Legislature recently deferred certain education payments from one fiscal year into the next fiscal year, nor do they include short-term interfund borrowings (also called “special fund borrowings”) for cash management purposes. See “CASH MANAGEMENT” for more information on cash deferrals and special fund borrowings.

LAO Report

On November 10, 2010, the Legislative Analyst’s Office released the LAO Report. The following is excerpted from the Executive Summary of the LAO Report:

$25 Billion Budget Problem Needs to Be Addressed in Coming Months

Our forecast of California’s General Fund revenues and expenditures shows that the state must address a budget problem of $25.4 billion between now and the time the Legislature enacts a 2011-12 state budget plan. The budget problem consists of $6 billion projected deficit for 2010-11 and a $19 billion gap between projected revenues and spending in 2011-12.

2010-11 Deficit. We assume that the state will be unable to secure around $3.5 billion of budgeted federal funding in 2010-11. This assumption is a major contributor to the $6 billion year-end deficit we project for 2010-11. We also project higher-than-budgeted costs in prisons and several other programs. In addition, our forecast assumes that passage of Proposition 22 will prevent the state from achieving about $800 million of budgeted solutions in 2010-11.

2011-12 Deficit. The temporary nature of most of the Legislature’s 2010 budget-balancing actions and the painfully slow economic recovery contribute to the $19 billion projected operating deficit in 2011-12. This gap is $2 billion less than we projected one year ago. Actions taken during the 2010-11 budget process to reduce Proposition 98 education spending are a major contributor to the decline.

Ongoing Annual Budget Problems of $20 Billion Persist

Similar to our forecast of one year ago, we project annual budget problems of about $20 billion each year through 2015-16. In 2012-13, when the state must repay its 2010 borrowing of local property tax revenues and the full effect of Propositions 22 and 26 hit the state’s bottom line, our forecast shows the operating deficit growing to $22.4 billion. Because our methodology generally assumes no cost-of-living adjustments, our projections probably understate the magnitude of the state’s fiscal problems during the forecast period.

In further explaining the reasons for the forecast $6.1 billion deficit in fiscal year 2010-11, the LAO Report highlighted the following items:

•	Inability to achieve $3.5 billion of additional federal funding or flexibilities.

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Net $3 billion of other budget solutions at risk, including higher prison and medical care Receiver costs; less savings from employee compensation agreements; less savings in Medi-Cal costs; less savings from In-Home Supportive Services costs; lower property tax receipts, which increase state costs for Proposition 98 aid to schools; and less savings in information technology costs.

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Lower revenue estimates from major state taxes in 2009-10 and 2010-11 of about $447 million, compared to LAO’s earlier estimates on which the 2010 Budget Act was based, and $800 million negative impact from Proposition 22.

LITIGATION

The State is a party to numerous legal proceedings. The following describes litigation matters that are pending with service of process on the State accomplished and have been identified by the State as having a potentially significant fiscal impact upon the State’s revenues or expenditures. The State makes no representation regarding the likely outcome of these litigation matters.

The following description was developed by the State with the participation of the Office of the Attorney General and other state entities. The Office of the Attorney General does not represent the State, its subdivisions, departments, agencies and other units in all litigation matters, and accordingly there may be litigation matters of which the Office of the Attorney General is not aware. The State does not conduct a docket search of federal or state court litigation filings to identify pending litigation and no inquiry has been made into pending administrative proceedings. There may be litigation and administrative proceedings with potentially significant fiscal impacts that have not been described below.

Budget-Related Litigation

Action Challenging Proposed Sale of State Office Properties

Two taxpayers have filed a lawsuit seeking to enjoin the sale of state office properties, which is scheduled to close in December 2010, on the grounds that the sale of certain of the buildings that house appellate court facilities requires the approval of the Judicial Council, which had not been obtained, and that the entire sale of all properties constitutes a gift of public funds in violation of the California Constitution and a waste of public funds in violation of state law. Epstein, et al. v. Schwarzenegger, et al. (San Francisco County Superior Court, Case. No. CGC-10-505436). Plaintiffs’ request for a temporary restraining order was denied, and a hearing regarding plaintiffs’ request for a preliminary injunction was scheduled for December 10, 2010, prior to the scheduled closing date for the sale.

Actions Challenging School Financing

In Robles-Wong, et al. v. State of California (Alameda County Superior Court, Case No. RG-10-515768) and California Teachers Association (“CTA”) Complaint in Intervention, plaintiffs challenge the State’s “education finance system” as unconstitutional. Plaintiffs, consisting of 62 minor school children, various school districts, the California Association of School Administrators, the California School Boards Association and CTA, allege the State has not adequately fulfilled its constitutional obligation to support its public schools, and seek an order enjoining the State from continuing to operate and rely on the current financing system and to develop a new education system that meets constitutional standards as declared by the court. As of November 22, 2010, it is unknown what the fiscal impact of this matter might be upon the General Fund. In a related matter, Campaign for Quality Education et al. (“CQE”) v. State of California (Alameda County Superior Court, Case No. RG-10-524770), plaintiffs also challenge the constitutionality of the State’s education finance system. An initial hearing on these matters was set for December 10, 2010.

Actions Challenging Governor’s Line-Item Vetoes

One of two cases challenging the $489 million in line-item vetoes the Governor made to the Amended 2009 Budget Act was resolved by the California Supreme Court, which upheld the vetoes, while the second case remains pending. In St. John’s Well Child and Family Center, et al. v. Schwarzenegger, et al., the Supreme Court issued a decision affirming the appellate court ruling that the vetoes were lawful (California Supreme Court, Case No.S181760). The second case, Steinberg v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509721) was stayed pending resolution of the St. John’s matter, with the stay to remain in effect until 30 days after the St. John’s matter is final. Both actions maintained that because the Legislature only reduced existing appropriations in the budget revision bill without making any new appropriations, the Governor was not entitled to use his line-item veto power.

Action Challenging Reductions to Child Care Services

In Parent Voices Oakland, et al. v. Jack O’Connell, et al. (Alameda County Superior Court, Case No. RG-10-544021), an advocacy group and parents challenge the implementation of the Governor’s veto of $256 million from a program that provides subsidized child care services to low-income families who participated in the CalWORKS program, alleging the termination of services fails to comply with due process and applicable administrative procedures. Plaintiffs request that the court order the State to continue providing services pending compliance with appropriate procedures. On November 5, 2010, the trial court ordered a temporary stay of the terminations and required the State to provide new notices to recipients who are subject to termination that they may be screened for eligibility for other child care services. A further hearing was scheduled for November 23, 2010.

Action Challenging Proposed Sale of State Compensation Insurance Fund Assets

In Poizner v. Genest, et al. (Sacramento County Superior Court, Case No. 34-2009-80000310-CU-WM-GDS), the State Insurance Commissioner challenges the proposed sale of a portion of SCIF, a public enterprise providing workers’ compensation insurance to California employers, asserting that the proposed sale would violate the California Constitution.

Action Challenging Budget Bill

In Lord, et al. v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509770), petitioners are a correctional officer and the employee organization designated as the exclusive bargaining representative of the officer and other correctional law employees. Petitioners allege that a state budget implementation bill enacted in July 2009, A.B.X4 12, violated the provision of the California Constitution which requires that a statute embrace one subject expressed in its title. The bill included budget-related changes to statutes intended to reduce state expenses and increase state revenues, including deferral of payment of state employee compensation for the month of June 2010 from June 30 to July 1, authorization to sell a portion of SCIF’s assets and liabilities, and elimination of a rural health care subsidy paid to the petitioner and other state employees. Petitioners sought a declaration that the bill was unconstitutional and void, and a ruling in this matter could have invalidated the entire bill. The trial court ruled the bill violated the Constitution, and it struck from the bill the provision eliminating the rural health care subsidy program, leaving the remainder of the bill intact.

Actions Challenging Required Contribution by Redevelopment Agencies

Petitioners in California Redevelopment Association, et al. v. Genest, et al. (Sacramento County Superior Court, Case No. 34-2009-80000359) challenge the constitutionality of legislation that required that local redevelopment agencies remit a total of $1.7 billion in fiscal year 2009-10 and $350 million in fiscal year 2010-11 to county education funds. Petitioners asked the trial court to enjoin implementation of the legislation. A second case challenging the constitutionality of this legislation and seeking to enjoin its implementation was filed by seven counties. County of Los Angeles, et al. v. Genest, et al. (Sacramento County Superior Court, Case No. 34-2009-80000362). The trial court denied the petitions in both matters, and petitioners in both matters appealed (California Court of Appeal, Third Appellate District, Case Nos. C064907 and C065390). The appellate court denied petitioners’ request in the California Redevelopment Association matter for a stay pending resolution of the appeal.

Actions Regarding Furlough of State Employees

In several cases, petitioners challenge the Governor’s executive orders directing the furlough without pay of state employees. The first order, issued on December 19, 2008, directed furloughs for two days per month, effective February 1, 2009 through June 30, 2010. The second, issued on July 1, 2009, required a third furlough day per month, effective through June 30, 2010. On July 28, 2010, the Governor issued a new executive order requiring furloughs for three days per month beginning August 1, 2010, until a new 2010-11 fiscal year budget was adopted and the Director of the Department of Finance determined that the State had sufficient cash flow to pay for essential services.

On October 4, 2010, the California Supreme Court, ruling in three consolidated cases, upheld the validity of the two day per month furloughs implemented by the Governor’s December 2008 order on the ground that the Legislature had ratified these furloughs in enacting the 2008 budget revision. Professional Engineers in California Government (“PECG”), et al. v. Schwarzenegger, et al. (California Supreme Court, Case No. S183411). The ruling affirmed a judgment rendered by the trial court in these three cases, which had challenged the furloughs. PECG v. Schwarzenegger (Sacramento County Superior Court, Case No. 34-2008-80000126-CU-WM-GDS); California Attorneys, Administrative Law Judges and Hearing Officers in State Employment (“CASE”) v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009-80000134-CU-WM-GDS); Service Employees International Union, Local 1000 (“SEIU”) v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009- 80000135-CU-WM-GDS).

Three pending cases involve the application of the furlough order to employees of SCIF. In CASE v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509205), the trial court ruled that the furlough order did not apply to attorneys employed by SCIF. The appellate court ruled against the State and upheld the trial court ruling (California Court of Appeal, First Appellate District, Case No. A125292). The California Supreme Court accepted review but on November 10, 2010 issued an order returning the case to the Court of Appeal for further proceedings consistent with the Supreme Court’s decision in the PECG case. (California Supreme Court, Case No. S182581). In SEIU v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509580), plaintiff challenged the order as applied to other SCIF employees based on SCIF’s governing statutes which prohibit the State from “adjusting” its staffing levels. The trial court ruled that the furlough order did not apply to the SCIF employees, and on June 11, 2010, the Court of Appeal affirmed the trial court ruling (California Court of Appeal, First Appellate District, Case No. A126525). The California Supreme Court granted review but on November 10, 2010, issued an order returning the case to the Court of Appeal for further proceedings consistent with the decision in the PECG case. (California Supreme Court, Case No. S184629). In International Union of Operating Engineers, Locals 3, 12, 39 and 501 v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CGC-09-492675), plaintiffs are challenging the order as applied to other SCIF employees in different unions based on the SCIF governing statute.

In California Association of Psychiatric Technicians (“CAPT”) v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009-80000148-CU-WM-GDS); and CDF Firefighters v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009-00032732-CU-WM-GDS), petitioners challenge the furlough order as applied to their respective members. The trial court dismissed the CAPT matter for failure to exhaust administrative remedies. CASE v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509629) challenges the July 1, 2009 executive order implementing the third furlough day.

In California Correctional Peace Officers Association (“CCPOA”) v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-09-441544), petitioner alleges that the furloughs violate Government Code

19826 because its members (correctional officers) cannot take their furlough days off during the same pay period in which their salaries are reduced because of operational needs. The trial court found in favor of CCPOA and directed the State to pay CCPOA members for all hours worked. The State filed a notice of appeal and, as of November 22, 2010, the trial court’s order was stayed pending further briefing in the appellate court (California Court of Appeal, First Appellate District, Case No. A127292).

In Newton v. Schwarzenegger, et al. (U.S. District Court, Northern District, Case No. 09-CV-05887 JCS), correctional officers allege that the self-directed furloughs violate the federal Fair Labor Standards Act.

In California Professional Public Employees Association, et al. v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009-80000308), petitioners allege the State is violating Labor Code Section 212 by permitting some employees to “accrue furlough days.” The trial court ruled for the State. In California Correctional Supervisor’s Organization (“CCSO”) v. California Department of Corrections and Rehabilitation, et al. (Sacramento County Superior Court, Case No. 34-2009-00063209-CU-OE-GDS), plaintiff alleges that the furloughs violate the State Labor Code when correctional supervisors work furlough days but are not paid wages for those days during the same pay period. CCSO has dismissed this action.

Walker, et al. v. Schwarzenegger, et al. (Sacramento County Superior Court, Case No. 34-2009-80000150-CU-WM-GDS) alleges that the furlough order is invalid because it does not comply with state law requirements for promulgating regulations.

In SEIU v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509782), petitioners allege the furloughs violate the State Emergency Services Act and undermine the Legislature’s budgetary authority.

In CASE v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-09-453982); Union of American Physicians and Dentists (“UAPD”) v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-09-456684); SEIU v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-09-456750); California Association of Professional Scientists (“CAPS”), et al. v. Schwarzenegger, et al. (San Francisco County Superior Court, Case No. CPF-09-509695); and International Union of Operating Engineers (“IUOE”) v. Schwarzenegger, et al. (Los Angeles County Superior Court, Case No. BC423409), the employee organizations allege that the Governor illegally furloughed employees who are paid from Special Funds because the deficit stems from General Fund deficiencies and therefore furloughing employees who are paid with Special Funds will not result in any benefit or cost savings. In the case brought by CAPS, the trial court ruled in favor the State, and CAPS appealed but has now voluntarily dismissed its appeal (California Court of Appeal, First Appellate District, Case No. A128427). In the matters brought by CASE, UAPD and SEIU, the trial court ruled in favor of the plaintiffs, finding the furloughs were improper, and final judgment was entered on February 25, 2010. The judgment applies to all employees of agencies sued in the three lawsuits, and includes an award of back pay. An appeal in these cases was filed by the State (California Court of Appeal, First Appellate District, Case Nos. A127775, A127776, A127777), and the judgment was stayed due to the appeal. On March 24, 2010, the trial court judge lifted the stay with respect to the furloughs and ordered that furloughs cease with respect to the specially funded departments and agencies named in these cases. As of November 22, 2010, the portion of the judgment with respect to back pay remains stayed pending appeal. On March 29, 2010, the State requested the appellate court stay the trial court order with respect to ending the furloughs, and the appellate court has issued a stay pending the outcome of the appeals. The lawsuit brought by IUOE has been stayed by the trial court pending decisions in other matters.

As of November 22, 2010, there were nine cases pending in Alameda County Superior Court which challenge the Governor’s July 28, 2010 furlough order. These nine cases are consolidated under the lead case PECG v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-10-494800). In SEIU v. Schwarzenegger (Alameda County Superior Court, Case No. RG-10-516259), Association of California State Supervisors (ACSS) v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-10-501997),

International Union of Operating Engineers (IUOE) v. Schwarzenegger (Alameda County Superior Court, Case No. RG-10-503805), SEIU v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-09-546750), CCPOA v. Schwarzenegger (Alameda County Superior Court, Case No. RG-10-530312), CASE v. Schwarzenegger (Alameda County Superior Court, Case No. RG-10-528855), and California Correctional Supervisors Organization (CCSO) v. California Department of Corrections and Rehabilitation, et al. (Alameda County Superior Court, Case No. RG-10-507081), plaintiffs challenge the furloughs as allegedly violating provisions of state law. California Statewide Law Enforcement Association (CSLEA), et al. v. Schwarzenegger, et al. (Alameda County Superior Court, Case No. RG-10-507081), filed as a class action on behalf of all current and former members of the employee organization, challenges the furlough orders as violating numerous provisions of state law. All nine cases were stayed by order of the California Supreme Court (California Supreme Court, Case No. S185404). On November 10, 2010, the Supreme Court ordered the cases to be returned to the Court of Appeal and directed that they be reconsidered in light of the Supreme Court’s decision in the PECG case, the enactment of the Budget Act for 2010-11, and any other potentially relevant development such as the parties’ agreement to a new bargaining agreement.

In Board of Administration of the California Public Employees’ Retirement System v. Schwarzenegger (San Francisco County Superior Court, Case No. CPF-09-509754), plaintiff alleges that the furloughs unlawfully interfere with its ability to carry out its constitutional obligation to its participants and beneficiaries. The trial court ruled in favor of the State.

In Acosta v. Henning, et al. (San Francisco County Superior Court, Case No. CPF-08-508192), plaintiffs assert that the furloughs interfere with the ability of the California Employment Development Department and the California Unemployment Insurance Appeals Board to timely perform their functions.

In a separate action, Schwarzenegger, et al. v. Chiang, et al. (Sacramento County Superior Court, Case No. 34-2009-80000158-CU-WM-GDS), the Governor is seeking an order to compel the State Controller to implement the reduction in wages as a result of the reduced work time (furlough) with respect to employees of other statewide elected executive branch officers, including the Lieutenant Governor, State Controller, Secretary of State, State Treasurer, Superintendent of Public Instruction, Insurance Commissioner, and Attorney General. The trial court ruled in favor of the Governor, and the State Controller, Lieutenant Governor, Secretary of State, Attorney General, State Treasurer, Superintendent of Public Instruction and State Board of Equalization appealed (California Court of Appeal, Third Appellate District, Case No. C061648). The Lieutenant Governor has been voluntarily dismissed from the appeal.

Actions Challenging Transfers from Special Fund to General Fund

In TOMRA Pacific, Inc. et al. v. Chiang, et al. (Alameda County Superior Court, Case No. RG-09-483580), plaintiffs challenge three transfers totaling $415.7 million from a special fund, the California Beverage Container Recycling Fund, to the General Fund, asserting that the transfers have interfered with the operation of the recycling program for which the special fund was created, in violation of state law. In California Chamber of Commerce et al. v. Chiang et al. (Alameda County Superior Court, Case No. RG 09-490447), which has been consolidated with the TOMRA case, plaintiffs challenge these same transfers on the grounds that their inclusion in the Budget Act violates the provision of the California Constitution which requires that a statute embrace one subject. The trial court issued a ruling denying the plaintiffs’ requests for a writ of mandate in both cases, and plaintiffs appealed (California Court of Appeal, First Appellate District, Case No. A129401).

Tax Cases

Six actions have been filed contending that the Legislature’s modification of Revenue and Taxation Code Section 25128, which implemented the double-weighting of the sales factor in California’s apportionment of income formula for the taxation of multistate business entities, is invalid and/or unconstitutional. Kimberly-Clark

Worldwide, Inc., et al. v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-495916); Gillette Company and Subsidiaries v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-495911); Proctor & Gamble Manufacturing Company & Affiliates v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-495912); Sigma-Aldrich, Inc. and Affiliates v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-496437); RB Holdings (USA), Inc. v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-496438); and Jones Apparel Group v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-10-499083), now consolidated in one matter, collectively referred to as Gillette Company v. Franchise Tax Board. Plaintiffs contend that the single-weighted sales factor specified in Section 25128 prior to amendment was contained within the Multistate Tax Compact and therefore cannot be modified without repealing the legislation that enacted the Compact. An adverse ruling in these cases would affect multiple taxpayers and create potential exposure to refund claims in excess of $750 million. The trial court has ruled for the State in each of these matters.

A pending case challenges the fee imposed by the state tax code upon LLCs registered in California, alleging that it discriminates against interstate commerce and violates the U.S. and California Constitutions, is an improper exercise of the State’s police powers, and has been misapplied by the Franchise Tax Board. Bakersfield Mall LLC v. Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-07-462728). Bakersfield Mall was filed as a purported class action on behalf of all LLCs operating solely in California. Plaintiff filed an amended complaint to allege that not all of its income is derived solely from sources in California, which would call into question the class plaintiff purports to represent. A second lawsuit that is virtually identical to Bakersfield Mall has been filed, and also seeks to proceed as a class action. CA-Centerside II, LLC v. Franchise Tax Board (Fresno County Superior Court, Case No. 10 CECG00434). If either case proceeds as a class action, the claimed refunds could be significant.

Plaintiff in River Garden Retirement Home v. California Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-07-467783) challenges the constitutionality of the penalty assessed under the State’s tax amnesty program. Under the amnesty program, for taxable years beginning before January 1, 2003, taxpayers that had not paid or had underpaid an eligible tax could agree to pay the tax and waive their rights to claim refunds thereof. In exchange, certain penalties and fees associated with the unpaid taxes would be waived and no criminal actions would be brought for the tax years for which amnesty was allowed. The program also imposed a new penalty equal to 50 percent of accrued interest as of March 31, 2005, on any unpaid tax liabilities ultimately determined to be due for tax years 2002 and earlier for which amnesty could have been requested. The trial court granted summary judgment for the State, and the ruling was affirmed on appeal (California Court of Appeal, First Appellate District, Case No. A123316). The California Supreme Court denied review (S185795). The potential fiscal impact of the case was estimated to be in excess of $300 million.

Nortel Networks Inc. v. State Board of Equalization (Los Angeles County Superior Court, Case No. BC 341568) and Lucent Technologies, Inc. v. State Board of Equalization (“Lucent I”) (Los Angeles County Superior Court, Case No. BC 402036), tax refund cases, involve the interpretation of certain statutory sales and use tax-exemptions for “custom-written” computer software and licenses to use computer software. A third case, Lucent Technologies, Inc. v. State Board of Equalization (“Lucent II”) (Los Angeles County Superior Court Case No. BC448715), has been filed involving the same issue but for different tax years than in the Lucent I matter. In Nortel, the trial court ruled in favor of plaintiff and the State Board of Equalization appealed (California Court of Appeal, Second Appellate District, Case No. B213415). The appeal was heard on October 21, 2010. The trial court ruling, if applied to other similarly situated taxpayers, could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

In River Garden Retirement Home v. California Franchise Tax Board (San Francisco County Superior Court, Case No. CGC-07-467783), plaintiff is challenging the denial of a deduction for dividends under Revenue and Taxation Code Section 24402. After Section 24402 was held to be unconstitutional because it allowed a dividend deduction only to the extent the dividends were paid from income previously taxed by California, the

Franchise Tax Board allowed a deduction for all dividends for years in which the normal 4-year statute of limitations prevented additional assessments and denied the deduction for all dividends in years in which the 4-year statute was still open. The trial court sustained the demurrer of the Franchise Tax Board on this issue and the plaintiff unsuccessfully appealed; plaintiff also challenged the tax amnesty penalty, as described above. An adverse ruling in this matter, applied in the context of other statutes, could have a significant revenue impact.

In Computer Service Tax Cases (Dell, Inc. v. State Board of Equalization), the Court of Appeal ruled that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell sold with computers (Judicial Council Coordination Proceeding No. 4442, San Francisco County Superior Court, Case No. CGC-03-419192 and California Court of Appeal, First Appellate District, Case No. A118657). The decision will lead to a judgment requiring the Board to refund the tax with interest. As of November 22, 2010, the amount of the refund had not been determined but, with interest, may exceed $250 million.

Petitioners in California Taxpayers Association v. Franchise Tax Board (Sacramento County Superior Court, Case No. 34-2009-800000168-CU-WM-GDS) challenge Revenue and Taxation Code Section 19138, which imposes a penalty for large understatement of corporate tax, alleging it violates the state and federal constitutions, and was not properly enacted. The trial court ruled in favor of the Franchise Tax Board. Petitioner appealed (California Court of Appeal, Third Appellate District, Case No. C062791). An adverse ruling enjoining collection of the tax could have a significant impact on tax revenue.

Environmental Matters

In a federal Environmental Protection Agency (“U.S. EPA”) administrative abatement action titled In the Matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California (U.S. EPA Region IX CERCLA Docket No. 00-16(a)), the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board. The Atlantic Richfield Company (“ARCO”) is a party as the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the U.S. EPA “Superfund” List, and both remediation costs and costs for Natural Resource Damages may be imposed on the State. The alleged bases for the State’s liability are the State’s ownership of the mine site and the terms of a 1983 settlement agreement between the State and ARCO. The Lahontan Regional Water Quality Control Board has undertaken certain remedial action at the mine site, but, as of November 22, 2010, the U.S. EPA’s decision on the interim and final remedies was pending. ARCO has sued the State, the State Water Resources Control Board, and the Lahontan Regional Water Quality Control Board, seeking to recover past and future costs, based on the settlement agreement, the State’s ownership of the property, and the State’s allegedly negligent past clean up efforts. Atlantic Richfield Co. v. State of California (Los Angeles County Superior Court, Case No. BC 380474). It is possible these matters if determined adversely to the State could result in potential liability in the hundreds of millions of dollars.

In Pacific Lumber Company, et al. v. State of California, et al. (Sacramento County Superior Court, Case No. 34-2009-00042016), plaintiffs are seeking injunctive relief and damages against the State for an alleged breach of the Headwaters Agreement. The Headwaters Agreement was reached in 1996, and involved the sale of certain timberlands by plaintiffs to federal and state agencies. Plaintiffs allege that the State’s environmental regulation of plaintiffs’ remaining timberlands since the Headwaters Agreement constitutes a breach of the Agreement. The State denies plaintiffs’ allegations. The current plaintiffs are successors in interest to the original plaintiffs, who are debtors in a bankruptcy proceeding. In that proceeding, the debtors have claimed that the value of the litigation ranges from $626 million to $639 million in the event they could establish liability. As of November 22, 2010, it is unknown what the fiscal impact of this matter might be upon the General Fund.

In City of Colton v. American Professional Events, Inc. et al. (Los Angeles County Superior Court, Case No. BC 376008), two defendants in an action involving liability for contaminated groundwater have filed cross complaints seeking indemnification from the State and the Regional Water Quality Control Board in an amount of up to $300 million.

Escheated Property Claims

In two cases, plaintiffs claim that the State has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Suever v. Connell (U.S. District Court, Northern District, Case No. C03-00156 RS); and Taylor v. Chiang (U.S. District Court, Eastern District, Case No. S-01-2407 WBS GGH). Both Suever and Taylor are styled as class actions but, as of November 22, 2010, no class had been certified. The Suever and Taylor plaintiffs argue that the State’s failure to pay interest on claims paid violated their constitutional rights. In Suever, the district court concluded that the State is obligated to pay interest to persons who reclaim property that has escheated to the State, but its ruling did not specify the rate at which interest must be paid. The district court certified this issue for appeal. Plaintiffs in Suever and Taylor also assert that for the escheated property that has been disposed of by the State, plaintiffs are entitled to recover, in addition to the proceeds of such sale, any difference between the sale price and the property’s highest market value during the time the State held it; the State asserts that such claims for damages are barred by the Eleventh Amendment. The district court granted the State’s motion for summary judgment on this claim in Suever, and plaintiffs appealed. The Ninth Circuit ruled against plaintiffs on the two consolidated Suever appeals, holding that the State is not required to pay interest and that the Eleventh Amendment bars plaintiffs from suing in federal court for anything other than the return of their property or the proceeds of its sale. (U.S. Court of Appeals, Ninth Circuit, Case No. 08-015884). The Ninth Circuit denied plaintiffs’ request for rehearing and plaintiffs declined to seek review in the U.S. Supreme Court. The district court granted the State’s motion for summary judgment on all remaining claims in Suever, and plaintiffs have appealed.

Actions Seeking Damages for Alleged Violations of Privacy Rights

In Gail Marie Harrington-Wisely, et al. v. State of California, et al. (Los Angeles County Superior Court, Case No. BC 227373), plaintiffs seek damages, asserting that the use by CDCR of a body-imaging machine to search visitors entering state prisons for contraband violated the rights of the visitors. This matter was certified as a class action. The trial court granted judgment in favor of the State. Plaintiffs’ appeal has been dismissed (California Court of Appeal, Second Appellate District, Case No. B190431) and the trial court denied plaintiffs’ motion for attorneys’ fees. The parties agreed to a stipulated judgment and dismissed the case subject to further review if CDCR decides to use similar technology in the future. Plaintiffs may not seek further review of the trial court’s rulings until 2013. If plaintiffs were successful in obtaining an award of damages for every use of the body-imaging machine, damages could be as high as $3 billion.

Plaintiff in Gilbert P. Hyatt v. Franchise Tax Board (State of Nevada, Clark County District Court, Case No. A382999) was subject to an audit by the Franchise Tax Board involving a claimed change of residence from California to Nevada. Plaintiff alleges a number of separate torts involving privacy rights and interference with his business relationships arising from the audit. The trial court ruled that plaintiff had not established a causal relation between the audit and the loss of his licensing business with Japanese companies; the Nevada Supreme Court denied review of this ruling. The economic damages claim exceeded $500 million. On the remaining claims, the jury awarded damages of approximately $387 million, including punitive damages, and over $1 million in attorneys’ fees. The total judgment with interest is approximately $490 million. The State appealed and the Nevada Supreme Court has granted a stay of execution on the judgment pending appeal. The State has indicated that it will vigorously pursue its appeal.

Actions Regarding Medi-Cal Reimbursements and Fees

In Orinda Convalescent Hospital Inc., et al. v. Department of Health Services et al. (Sacramento County Superior Court, Case No. 06CS01592), plaintiffs challenge a quality assurance fee charged to skilled nursing facilities and a Medi-Cal reimbursement methodology applicable to such facilities that was enacted in 2004, alleging violations of the federal and state constitutions and state law. Plaintiffs seek a refund of fees paid and to enjoin future collection of the fee. If an injunction against collection of the fee is issued, it could negatively affect the State’s receipt of federal funds. As of November 22, 2010, it is unknown what fiscal impact this matter would have upon the State’s General Fund.

Other pending cases challenge state legislation requiring reductions in Medi-Cal reimbursements to providers. In Independent Living Center of Southern California, et al. v. Shewry, et al. (U.S. District Court, Central District, Case No. CV 08-3315 CAS (MANx)), health care advocates, Medi-Cal providers and Medi-Cal recipients challenge various 10 percent rate reductions, the 10 percent “actuarial equivalent” managed care rate reductions, the hold on payments to providers for one month prior to January 2009, and delays in the annual cost of living adjustments in the state-funded SSI/SSP. Plaintiffs seek injunctive relief to prevent implementation of these measures. The district court granted in part a preliminary injunction, requiring the State, as of August 18, 2008, to pay the rates in effect prior to the 10 percent reduction. The district court thereafter issued a second preliminary injunction, restoring the rates in effect prior to the reduction, as of November 2008, for two additional categories of services. The State and plaintiffs appealed and the Ninth Circuit affirmed the preliminary injunctions. (U.S. Court of Appeals, Ninth Circuit, Case No. 08-56422.) The Ninth Circuit also found that the district court erred in making the injunction effective as of August 18, 2008, and that the injunction should apply to services rendered on or after July 1, 2008. The Ninth Circuit denied both petitions for rehearing filed by the State. The State filed a petition for certiorari in the U.S. Supreme Court (U.S. Supreme Court, Case No. 09-958), and the Court invited the Solicitor General to file a brief expressing its views on the petition. The district court amended the injunction to apply retroactively. On June 17, 2010, the district court stayed further proceedings pending resolution of the petition for certiorari. A final decision adverse to the State in this matter could result in additional costs to the General Fund of $70 million.

In California Medical Association, et al. v. Shewry, et al. (Los Angeles County Superior Court, Case No. BC 390126), professional associations representing Medi-Cal providers seek to enjoin implementation of the 10 percent Medi-Cal rate reductions planned to go into effect on July 1, 2008, alleging that the legislation violates federal Medicaid requirements, state laws and regulations, and the California Constitution. The trial court denied plaintiffs’ motion for a preliminary injunction. Plaintiffs filed an appeal, which was dismissed at their request. (California Court of Appeal, Second Appellate District, Case No. B210440.) Plaintiffs have indicated that they will file an amended petition seeking the retrospective relief the Ninth Circuit awarded in the Independent Living case, above, after final disposition of that case. A final decision adverse to the State in this matter could result in costs to the General Fund of $508.2 million.

In California Pharmacists Association, et al. v. David Maxwell-Jolly, et al. (U.S. District Court, Central District, Case No. CV09-08200), Medi-Cal pharmacy providers filed a suit challenging reimbursement rates, including the Department of Health Care Services’ use of reduced published average wholesale price data to establish reimbursement rates, and challenging the Legislature’s amendment of Welfare and Institutions Code section 14105.45 and enactment of Welfare and Institutions Code section 14105.455. Plaintiffs seek injunctive relief based on alleged violations of federal law. The district court granted a request for preliminary judgment in part, with respect to sections 14104.45 and 14105.455, and denied it in part, with respect to the Department of Health Care Services’ use of reduced published average wholesale price data to establish reimbursement rates. Plaintiffs filed a motion seeking to modify the district court ruling, and both parties filed notices of appeal to the Ninth Circuit Court of Appeals. The Ninth Circuit stayed the appeals and the district court also stayed further proceedings in light of the pending petitions for certiorari in Independent Living Center of Southern California, et al. v. Shewry, et al. (discussed above) and Maxwell-Jolly v. California Pharmacists Association (U.S. Supreme Court, Case No. 09-1158). As of November 22, 2010, it is unknown what fiscal impact this case would have on the State’s General Fund.

In Centinela Freeman Emergency Medical Associates, et al. v. David Maxwell-Jolly, et al. (Los Angeles County Superior Court, Case No. BC 406372), filed as a class action on behalf of emergency room physicians and emergency department groups, plaintiffs claim that Medi-Cal rates for emergency room physicians are below the cost of providing care. Plaintiffs seek damages, injunctive relief, and a writ of mandate based on alleged violations of state law and the federal and state Constitutions. The trial court granted the petition of the plaintiffs and ordered the Department of Health Care Services to conduct an annual review of reimbursement rates for physicians and dentists pursuant to Welfare and Institutions Code section 14079. A final decision in this matter adverse to the state could result in costs to the General Fund of $250 million.

In Sierra Medical Services Alliance, et al. v. David Maxwell-Jolly, et al. (U.S. District Court, Central District, Case No. CV10-04182), emergency medical transportation companies challenge California Code of Regulations, title 22, section 51527, which sets Medi-Cal reimbursement rates paid for medical transportation services. Plaintiffs seek damages and injunctive relief under the Supremacy Clause, the Takings Clause, the Due Process Clause, and 42 U.S.C. §1983. The case is stayed pending the petitions for certiorari in Maxwell-Jolly v. Independent Living Center of Southern California, Inc., et al. (U.S. Supreme Court, Case No. 09-958) and in Maxwell-Jolly v. California Pharmacists Association (U.S. Supreme Court, Case No. 09-1158). As of November 22, 2010, it is unknown what fiscal impact this case would have on the State’s General Fund.

In California Association of Health Facilities v. David Maxwell-Jolly (U.S. District Court, Central District, Case No. CV10-03284 CAS (MANx), consolidated with Developmental Services Network, et al., v. David Maxwell-Jolly, plaintiffs (professional associations representing Medi-Cal providers) challenge AB 5, which amended Welfare and Institutions Code §14105.191(f)(2)(A), to maintain Medi-Cal reimbursement rates for intermediate care facilities and freestanding pediatric sub-acute facilities as the rates for fiscal year 2009-10, and each year thereafter, not to exceed the rates applicable in fiscal year 2008-09. Plaintiffs seek declaratory and injunctive relief under the Supremacy Clause and 42 U.S.C. § 1983. Plaintiffs allege that the rate freeze violates 42 U.S.C. § 1396a(a)(30)(A) because the Legislature did not study the impact of the freeze on efficiency, economy, quality of care, and access to care. Plaintiffs also allege that the rate freeze violates the notice and public process provisions of 42 U.S.C. § 1396a(a)(13)(A) and 42 C.F.R § 447.205. As of November 22, 2010, it is unknown what fiscal impact these matters will have upon the State’s General Fund.

In California Hospital Association v. Maxwell-Jolly, et al. (Sacramento County Superior Court, Case No. 34-20010-80000673), plaintiff challenges limits on Medi-Cal reimbursement rates for hospital services enacted in 2008, and which were to take effect October 1, 2008 or March 1, 2009, as allegedly violating federal law. Plaintiff seeks to enjoin the implementation of the limits. As of November 22, 2010, it is unknown what fiscal impact this matter may have on the State’s General Fund.

Action to Increase Amount of State Aid for Dependent Children

In a statewide class action, Katie A., et al. v. Bonta, et al. (U.S. District Court, Central District, Case No. CV 02-05662 AHM (SHx)), plaintiffs seek to expand Medicaid-covered services for mentally disordered children in foster care. The district court issued a preliminary injunction ordering the state defendants to provide additional services to class members. Further, the court ordered the state defendants and plaintiffs to meet and confer both to develop a plan to implement the preliminary injunction and to come to a consensus on whether the court should appoint a special master. On appeal (U.S. Court of Appeals, Ninth Circuit, Case No. 06-55559), the Ninth Circuit reversed the decision of the district court and remanded the matter for further proceedings. Plaintiffs filed another motion for a preliminary injunction in the district court. The district court vacated the motion without prejudice and appointed a special master to assist the parties in resolving differences. As of November 22, 2010, it is unknown what financial impact this litigation would have on the State’s General Fund.

Local Government Mandate Claims and Actions

In litigation filed in November 2007, California School Boards Association, et al. v. State of California, et al. (San Diego County Superior Court, Case No. 37-2007-00082249-CU-WM-CTL), plaintiffs, including the San Diego County Office of Education and four school districts, allege the State has failed to appropriate approximately $900 million for new state-required programs or services in violation of the California Constitution. Plaintiffs sought declaratory and injunctive relief, including an order compelling reimbursement. The trial court ruled that the legislature had improperly failed to fund state education mandates, but refused to grant writ relief for the $900 million sought by the plaintiffs. The State has appealed the ruling regarding the failure to fund mandates, and plaintiffs filed a cross-appeal of the denial of an order to pay $900 million allegedly owed (California Court of Appeal, Fourth Appellate District, Case No. D055659). The trial court judgment has been stayed pending resolution of the appeal. As of November 22, 2010, it is unknown what fiscal impact this matter would have upon the State’s General Fund.

In Department of Finance v. Commission on State Mandates, et al. (Sacramento County Superior Court, Case No. 03CS01432), the Department of Finance is seeking to overturn a determination of the Commission on State Mandates that a state law requiring the development of a behavioral intervention plan for certain children receiving special education services exceeds the federal requirements for individualized education plans and therefore is an unfunded state mandate. The parties reached a settlement agreement in 2008 under which the State would pay school districts $510 million in retroactive reimbursements over six years starting in fiscal year 2011-12, and permanently increase the special education funding formula by $65 million annually, beginning in fiscal year 2009-10. The settlement was dependent upon funding by the Legislature, and the Legislature failed to provide funding for the settlement agreement. The trial court granted the request for dismissal filed by the Department of Finance. The school districts and county offices of education have indicated they will seek reimbursement on their claims through the normal procedure.

In Department of Finance v. Commission on State Mandates (Sacramento County Superior Court, Case No. 34-2010-80000529), the State is appealing a determination by the Commission on State Mandates relating to whether the requirement for completion of a second science course for graduation from high school constitutes a reimbursable state-mandated program. Following court action on consolidated cases involving challenges to the State Controller’s Office reduction of claims (San Diego Unified School District, et al. v. Commission on State Mandates, et al. (Sacramento County Superior Court, Case No. 03CS01401) and Woodland Joint Unified School District v. Commission on State Mandates, et al. (Sacramento County Superior Court, Case No. 05CS01401)), the Commission adopted revised parameters and guidelines which included a reasonable reimbursement methodology for claiming increased teacher costs. (CSM 41 81A, 04-PGA-30, 05-PGA-05, and 06-PGA-05). Historically, education-related state mandate claims are funded from monies provided to meet the Proposition 98 Guarantee. The Commission’s adoption of the revised parameters and guidelines could result in a reimbursement requirement that exceeds the funding available through the Proposition 98 Guarantee in any one fiscal year.

Actions Relating to Certain Tribal Gaming Compacts

In June 2004, the State entered into amendments to tribal gaming compacts (the “Amended Compacts”) between the State and five Indian Tribes (the “Five Tribes”). Those Amended Compacts are being challenged in two pending cases, as described below. A decision unfavorable to the State in the cases described below (or in any future litigation relating to the Amended Compacts) could eliminate future receipts of gaming revenues anticipated to result from the Amended Compacts, and could impair the State’s ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts.

In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. (U.S. District Court, Southern District, Case No. 04 CV 1151 W (WMc)) plaintiff (the “Rincon Band” or “Rincon”) sought an injunction against implementation of the Amended Compacts on grounds that their execution and ratification by the State constituted an unconstitutional impairment of the State’s compact with the Rincon Band. The Rincon Band asserts that its compact contains an implied promise that the State would not execute compacts or compact amendments with other tribes that would have an adverse impact on the Rincon Band’s market share by allowing a major expansion in the number of permissible gaming devices in California. The complaint also asserts that the State breached Rincon’s compact, principally by incorrectly calculating the total number of gaming device licenses the State is authorized to issue tribes with compacts identical to Rincon’s compact and by failing to negotiate a compact amendment with the Rincon Band in good faith. The district court dismissed the impairment of contract claims, the claim regarding the total number of gaming device licenses, and a claim for damages sought for a separate alleged breach of compact but did not dismiss Rincon’s other breach of compact claims, including a claim that the State failed to negotiate a compact amendment with the Rincon Band in good faith. The district court entered a separate judgment with respect to the dismissed claims, and Rincon appealed (U.S. Court of Appeals, Ninth Circuit, Case No. 06-055259). On appeal, the Rincon Band did not challenge the validity of the Amended Compacts. The Ninth Circuit reversed the dismissal of the claim involving the authorized number of gaming device licenses and affirmed the dismissal of the Rincon’s claim for damages. The U.S. Supreme Court denied the State’s petition, seeking review of the Ninth Circuit’s decision to allow the challenge to the number of authorized gaming device licenses to proceed in the absence of other tribal parties. The district court granted summary judgment for Rincon on its claim that the State failed to negotiate a compact amendment in good faith, finding that the State’s request for revenue sharing to be deposited in the General Fund was a request for an unlawful tax. The State filed a petition for certiorari to the U.S. Supreme Court (U.S. Supreme Court, Case No. 10-330). The district court granted Rincon’s partial motion for summary judgment on its remaining claim regarding the authorized number of gaming device licenses, and the State appealed (U.S. Court of Appeals, Ninth Circuit, Case No. 10-56461).

In San Pasqual Band of Mission Indians v. State of California, et al. (U.S. District Court, Southern District, Case No. 06 CV 0988 LAB AJB), plaintiff seeks a declaration that more aggregate slot machine licenses are available for issuance to all tribes that signed compacts with the State (the 1999 Compact) than the number of such licenses determined by the State in 2002. Should relief be granted and more licenses become available, the Five Tribes’ obligations to continue to fund state transportation bonds under the Amended Compacts would be rendered uncertain because the Amended Compacts contemplated that the license pool created by the 1999 Compact would remain fixed at the number determined by the State. An expanded license pool would thus present questions about the Five Tribes’ monetary obligations that would presumably be required to be addressed by amendment of the Amended Compacts. The district court dismissed the complaint, and plaintiff appealed (U.S. Court of Appeals, Ninth Circuit, Case No. 07-55536). The Ninth Circuit reversed the district court order and remanded the matter to the district court. The district court granted plaintiff’s motion for summary judgment regarding the number of licenses, and the State appealed (U.S. Court of Appeals, Ninth Circuit, Case No. 10-55858).

In a separate action, Twenty-Nine Palms Band of Mission Indians v. Stanislaus, et al. (U.S. District Court, Central District, Case No. EDCV 08-1753 VAP), plaintiff tribe seeks an injunction and a declaration that federal law exempts from state taxation (1) monetary distributions made to tribe members and derived from its casino gambling operation profits, and (2) income earned by tribe members by means of employment at the tribe casino. The district court dismissed the complaint without leave to amend and plaintiff appealed (U.S. Court of Appeals, Ninth Circuit, Case No. 10-55965). As of November 22, 2010, it is unknown what the fiscal impact of this matter might be upon the General Fund, should the plaintiff obtain a favorable ruling that may be applicable to other similarly situated taxpayers.

Prison Health Care Reform and Reduction of Prison Population

The adult prison health care delivery system includes medical health care, mental health care and dental health care. The annual budget for this system, which is operated by CDCR and affects approximately 33 prisons throughout the State, exceeds $1.8 billion. There are three significant cases pending in federal district courts challenging the constitutionality of prison health care. Plata v. Schwarzenegger (U.S. District Court, Northern District, Case No. C 01-1351 TEH) is a class action regarding the adequacy of medical health care; Coleman v. Schwarzenegger (U.S. District Court, Eastern District, Case No. CIV S-90-0520 LKK JFM P) is a class action regarding mental health care; and Perez v. Cate (U.S. District Court, Northern District, Case No. C 05-05241 JSW) is a class action regarding dental health care. A fourth case, Armstrong v. Schwarzenegger (U.S. District Court, Northern District, Case No. C 94-02307 CW) is a class action on behalf of inmates with disabilities alleging violations of the Americans with Disabilities Act and Section 504 of the Rehabilitation Act. In Plata, the district court appointed a Receiver, who took office in April 2006, to run and operate the medical health care portion of the health care delivery system. The Plata Receiver and the Special Master appointed by the Coleman court, joined by the court representatives appointed by the Perez and Armstrong courts, meet routinely to coordinate efforts in these cases. As of November 22, 2010, ongoing costs of remedial activities have been incorporated into the State’s budget process. However, as of that date, it is unknown what financial impact this litigation would have on the State’s General Fund, particularly in light of the unprecedented step of appointing a Receiver of medical health care. In 2008, the Receiver filed a motion in the Plata case, asking the court to hold the Governor and State Controller in contempt of court for failing to fund prison health care capital projects the Receiver wished to construct and to order the State to pay approximately $8 billion to fund such projects. On

October 27, 2008, the district court ordered the State to transfer $250 million to the Receiver. The court indicated it would proceed later with the additional amounts requested by the Receiver. The State appealed that order and the Ninth Circuit Court of Appeals dismissed the State’s appeal for lack of jurisdiction, stating that the order to pay $250 million was an interim order in the contempt proceedings. The Receiver later abandoned the $8 billion plan and has withdrawn the motion for contempt. The Receiver and the State agreed to a smaller construction plan using funding provided by AB 900.The district court also denied the State’s motion to terminate the Receiver, and the State appealed that order. The Ninth Circuit affirmed the district court order.

In Plata and Coleman, discussed above, a three-judge panel was convened to consider plaintiffs’ motion for a prisoner-release order. The motions alleged that prison overcrowding was the primary cause of unconstitutional medical and mental health care. After a trial, the panel issued a prisoner release order and ordered the State to prepare a plan for the reduction of approximately 40,000 prisoners over two years. The State filed its prisoner-reduction plan with the three-judge panel and filed an appeal in the U.S. Supreme Court. On June 14, 2010, the U.S. Supreme Court granted the State’s request for review of the prisoner release order. The matter was scheduled to be heard by the Court on November 30, 2010.

Construction-Related Actions Against the Department of Transportation

A pending litigation matter, Otay River Constructors v. South Bay Expressway, et al. (San Diego County Superior Court Consolidated Action, Case No. GIC 869386), relates to an agreement between CalTrans and South Bay Expressway (“SBX”) for the design, construction and operation of a private-public partnership project in San Diego County. SBX contracted with Otay River Constructors (“ORC”) for the design and construction of the project, consisting of: (1) the privately-funded toll road initially contemplated by the parties; and (2) the publicly and privately funded gap and connector project to connect the toll road to existing state highways. ORC sued SBX, alleging cost overruns on the gap/connector project were caused by SBX, and SBX cross-complained against CalTrans for breach of contract and indemnification, seeking $295 million in damages. In separate pending arbitration relating to the toll road, SBX is seeking approximately $278 million in damages based on the same theories as in the gap/connector litigation. ORC has filed a motion to join this arbitration with the litigation. As of November 22, 2010, both matters were stayed after SBX filed for bankruptcy.

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ADDITIONAL CONSIDERATIONS

California municipal obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, investments in such securities may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

APPENDIX D

ADDITIONAL INFORMATION CONCERNING

CONNECTICUT MUNICIPAL OBLIGATIONS

The following information is a summary of certain factors affecting the credit and financial condition of the State of Connecticut (“Connecticut” or the “State”). The sources of payment for Connecticut municipal obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut and certain of its municipalities and public authorities. This summary does not purport to be a complete description and, with the exception of the last paragraph hereof, is derived solely from information contained in official statements relating to debt offerings by the State, the most recent such official statement being dated February 24, 2010, as supplemented as of October 5, 2010. Any estimates of future results and other projections are statements of opinion made by the State in, and as of the date of, such official statements and are subject to risks and uncertainties that may cause actual results to differ materially. None of the funds has independently verified, and the funds are not responsible for, the accuracy, completeness or timeliness of this information, and the funds do not undertake any obligation to update such information. Such information is included herein without the express authority of any Connecticut issuer and is provided without regard to any events that have occurred since the date of the most recent statement.

STATE ECONOMY

Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. Connecticut is located on the northeast coast and is the southernmost of the New England States. It is bordered by Long Island Sound, New York, Massachusetts and Rhode Island. More than one-quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of the State. The State’s population grew at a rate which exceeded the United States’ rate of population growth during the period 1940 to 1970, and slowed substantially during the past three decades. The State has extensive transportation and utility services to support its economy.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within the State), which demonstrated slower growth in the early 2000s, but expanded at a healthy pace in 2004, surpassing the New England and national growth rates. Between 2004 and the third quarter of 2009, Connecticut’s annual growth in gross state product has mostly performed better than the New England region, but mostly slower than the Nation. Connecticut’s nonagricultural employment reached a high in the first quarter of 2008 with 1,708,830 persons employed, but began declining with the onset of the recession, falling to 1,628,730 jobs by the third quarter of 2009.

Economic Resources

Connecticut is dependent upon oil, including imported oil, for a portion of its energy requirements. This dependence is greatest in the transportation sector. Connecticut also relies on heating oils in both the residential and commercial sectors, and is reliant on residual oils and diesel fuels for the production of electricity. This petroleum dependence can cause Connecticut to be particularly affected by developments in the oil commodity markets. Events that affect the international or domestic production of oil, the domestic and international refining capabilities, or the transportation of petroleum products within the United States or into the New England region can affect Connecticut’s local oil markets.

Personal Income

Historically, the State’s average per capita income has been among the highest in the nation. The high per capita income is due to the State’s concentration of relatively high paying manufacturing jobs along with a higher portion of residents working in the non-manufacturing sector in such areas as finance, insurance, and real estate, as well as educational services. A concentration of major corporate headquarters located within the State also contributes to the high level of income.

Gross State Product

Connecticut’s Gross State Product is the current market value of all final goods and services produced by labor and property located within the State. In 2008, the State produced $216.2 billion worth of goods and services and $177.7 billion worth of goods and services in 2000 chained dollars. In 2008, Connecticut’s production was concentrated in three areas: finance, insurance and real estate; services; and manufacturing. Production in these three industries accounted for 69.5% of total production in Connecticut compared to 58.7% for the nation and 68.4% of total production in Connecticut in 1999. Connecticut’s economy is more heavily concentrated in a few industries than the nation as a whole, and this concentration has changed little in recent years.

Manufacturing

The manufacturing industry, despite its continuing downward employment trend over the past five decades, has traditionally served as an economic base industry and has been of prime economic importance to Connecticut. Based on the level of personal income derived from this sector, Connecticut ranked eighteenth in the nation for its dependency on manufacturing wages in fiscal year 2009. Manufacturing has traditionally been of prime economic importance to Connecticut but has continued to trend down during the last decade. This downward movement in manufacturing employment levels is also reflected in the New England region and the nation. The transformation in the State’s manufacturing base confirms that the State’s employment share in the manufacturing sector is converging to the national average. Thus, Connecticut has been successful in diversifying itself away from dependence on just one type of industry. In calendar year 2008, approximately 11.0% of the State’s workforce, versus 9.8% for the nation, was employed in the manufacturing sector, down from roughly 50% in the early 1950s.

Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, computer and electronics, and machinery for the total number employed in 2008.

During the ten-year period from 1999 to 2009, Connecticut’s manufacturing employment was at its highest in 1999 at 240,260 workers. Since that year, employment in manufacturing continued on a downward trend. A number of factors, such as heightened foreign competition, outsourcing to offshore locations, and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in Connecticut continued to decline to a recent low of 187,420 in 2008. The total number of manufacturing jobs dropped by 52,840, or 22.0%, from its decade high in 1999.

Exports. In Connecticut, the export sector of manufacturing has assumed an important role in overall economic growth. According to figures published by the United States Department of Commerce, which were adjusted and enhanced by the University of Massachusetts (MISER), exports of manufacturing products registered at $15.3 billion in 2008, accounting for 7.08% of Gross State Product. From 2004 to 2008, the State’s export of goods grew at an average annual rate of 15.8% versus 4.4% for the Gross State Product.

Defense Industry. One important component of the manufacturing sector in Connecticut is the defense industry. Approximately one quarter of the State’s manufacturing employees are employed in defense related business. Nonetheless, this sector’s significance in the State’s economy has declined considerably since the early 1980s. Connecticut had witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State; however, these amounts have been climbing most years since federal fiscal year 2001. In federal fiscal year 2008, Connecticut received $9.7 billion of prime contract awards. These total awards accounted for 2.6% of national total awards and ranked eleventh in total defense dollars awarded and fourth in per capita dollars awarded among the 50 states. In fiscal year 2008, Connecticut had $2,769 in per capita defense awards, compared to the national average of $1,204. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut-based firms were 4.0% of Gross State Product in fiscal year 2008, up from 2.0% of Gross State Product in fiscal year 1999. Recent increases were primarily due to the procurement of helicopters and submarines.

Non-manufacturing. The non-manufacturing sector is comprised of industries that primarily provide services. Services differ significantly from manufactured goods in that the output is generally intangible, it is produced and consumed concurrently, and it cannot be inventoried. Consumer demand for services is not as postponable as the purchase of goods, making the flow of demand for services more stable. An economy will therefore generally become more stable as it becomes more service oriented. Over the past several decades the non-manufacturing sector of the State’s economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 89% by 2008. This trend has decreased the State’s dependence on manufacturing. Over the course of the last ten years, there were more than 83,480 jobs created in this sector, an increase of 5.8%. Moreover, this sector has more than compensated for the loss in manufacturing jobs, fueling the recovery in nonagricultural employment since 2003.

Retail Trade. Personal spending on goods and services generally accounts for two-thirds of the Gross Domestic Product. Approximately half of personal spending is generally done through retail stores. At the State level, retail trade therefore constitutes approximately one-third of the State’s economic activity, measured as Gross State Product. During the last decade, variations in retail trade closely matched variations in Gross State Product growth, making retail trade an important barometer of economic health. Connecticut retail trade in fiscal year 2009 totaled $45.5 billion, a decrease of 6.9% from fiscal year 2008 with only two sectors, health and personal care stores and general merchandise stores, registering an increase. The decline in sales was especially severe in the durable goods category that represent mostly big ticket items sold by furniture and home furnishings stores and motor vehicles and parts dealers.

Unemployment Rates. After enjoying an extraordinary boom during the late 1990s, Connecticut, as well as the rest of the Northeast and the Nation, experienced an economic slowdown during the recession of the early 2000s. The unemployment rate in the State reached its low of 2.3% in 2000, compared to New England’s average of 2.8% and the national average of 4.0%. After climbing to a high of 5.5% in 2003, Connecticut’s unemployment rate declined to 4.4% by 2006. The unemployment rate rose in Connecticut from 4.6% in 2007 to 5.7% in 2008. The recession that began in 2008 saw the unemployment rate rise to 8.0% for 2009, compared to the New England average of 8.3% and the national average of 9.3% for the same period. On a preliminary basis, Connecticut’s average unemployment rate for August 2010 was 9.1%, compared to the average national level of 9.6% for the same period.

FISCAL AND ECONOMIC CONDITIONS

Budget for Fiscal Years 2009-2010 and 2010-2011

On June 3, 2009, the General Assembly adjourned its regular 2009 session without adopting a fiscal year 2009-2011 biennial budget. Prior to adjournment, the General Assembly passed resolutions calling for a special session to take up matters related to adoption of a budget. The special session was immediately convened at the conclusion of the regular session. During the special session, the General Assembly passed a General Fund budget for the 2009-10 and 2010-11 fiscal years which was subsequently vetoed by the Governor.

The State continued to run its operations pursuant to Executive Orders which were issued by the Governor. Authorization to pay debt service on the State’s general obligation bonds remained unaffected. The Executive Orders directed all department heads and executive branch employees to limit purchases of goods and services and directed all department heads to utilize personnel and other resources in an effective and efficient manner, giving priority to programs that provide direct care services, administer justice and protect the public health and safety. The Executive Orders covered the months of July and August 2009 and the portion of September 2009 until the approval of an appropriation act for the fiscal year commencing July 1, 2009.

In a special session, the General Assembly passed the biennial budget for fiscal years 2009-10 and 2010-11 which subsequently became law on September 8, 2009. The enacted budget, Public Act No. 09-3 of the June 2009 Special Session, for fiscal year 2009-10 included General Fund revenues of $17,375.4 million and net appropriations of $17,374.6 million, resulting in a projected surplus of $0.8 million. The budget for fiscal year 2010-11 included General Fund revenues of $17,591.9 million and net appropriations of $17,591.0 million, resulting in a projected surplus of $0.9 million.

The enacted biennial budget raised net revenues from three major resources: (1) grants from the American Recovery and Reinvestment Act (the “ARRA”), (2) transfers from other State funds to the State’s General Fund and securitizations, and (3) net increases in taxes and miscellaneous fees. Federal grants from the ARRA for human services, education, and other economic related stimulus programs totaled $878.9 million in fiscal year 2009-10 and $594.8 million in fiscal year 2010-11. Major revenues from transfers of other State funds to the State’s General Fund and securitizations included (i) transferring Budget Reserve Funds by $1,039.7 million in fiscal year 2009-10 and $342.0 million in fiscal year 2010-11, and (ii) securitizing $1,290.7 million in fiscal year 2010-11. The significant tax changes included: (i) an increase in the highest income tax rate to 6.5% from 5% for those with taxable incomes over $1 million for joint filers, $800,000 for heads of households, and $500,000 for single filers and married people filing separately, raising approximately $594.0 million in fiscal year 2009-10 and $400.0 million in fiscal year 2010-11; (ii) an imposition of a 10% corporation tax surcharge for the 2009, 2010 and 2011 income years on companies that have (1) $100 million or more in annual gross income in those years and (2) tax liability that exceeds the $250 minimum for businesses, raising approximately $74.1 million in fiscal year 2009-10 and $41.1 million in fiscal year 2010-11; (iii) an increase in the cigarette tax rate from $2.00 per pack to $3.00 per pack, raising approximately $94.9 million in fiscal year 2009-10 and $112.4 million in fiscal year 2010-11; (iv) changes in various fees, raising approximately a net total of $108.5 million in fiscal year 2009-10 and $105.9 million in fiscal year 2010-11, and (v) cuts in taxes, including (1) a reduction in the sales and use tax rate to 5.5% from 6%, and (2) a reduction in the estate and gift tax. The reduction of the sales and use tax rate effective January 1, 2010 was expected to result in a revenue loss of approximately $129.5 million in fiscal year 2009-10 and $268.0 million in fiscal year 2010-11. However, if any cumulative monthly financial statement issued by the Comptroller before January 1, 2010 indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 would be at least 1% less than the adopted gross tax revenue to the General Fund for fiscal year 2009-10, the tax rate would remain at 6%. If any cumulative monthly financial statement issued after January 1, 2010, and on or before June 30, 2010, indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 was at least 1% less than the adopted gross tax revenue to the General Fund, the tax rate would remain at 6%. On the estate and gift taxes, the enacted law (i) increased the threshold for the value of an estate or gift subject to the estate and gift taxes from $2 million to $3.5 million; (ii) reduced the marginal tax rates by 25%; and (iii) eliminated the tax cliff. These three measures were expected to reduce revenues by approximately $5.9 million in fiscal year 2009-10 and $70.3 million in fiscal year 2010-11.

The significant changes in appropriations came from State employee personal services reductions, entitlement programs savings, and education grants reductions. Personal services reductions from concessions with a coalition of employee collective bargaining units included wage freezes and a Retirement Incentive Plan which were expected to save approximately $191.0 million in fiscal year 2009-10 and $193.7 million in fiscal year 2010-11. Savings from entitlement programs included (i) eliminating nursing home rate increases in reimbursement levels under Medicaid, saving approximately $113.2 million in fiscal year 2009-10 and $162.2 million in fiscal year 2010-11, (ii) reducing managed care organization capitation rates by 6%, saving approximately $50.1 million in fiscal year 2009-10 and $51.8 million in fiscal year 2010-11, and (iii) managing services for aged, blind and disabled individuals who have been receiving care under the Medicaid fee-for-service program, saving approximately $27.8 million in fiscal year

2009-10 and $80.0 million in fiscal year 2010-11. Education reductions included cuts of grants to (i) the Excess Cost program that reimburses funds to towns, saving approximately $13.4 million each for both fiscal years 2009-10 and 2010-11 and (ii) the Priority School District program that assists the neediest communities and funds School Readiness program, reduced $6.9 million each for both fiscal years 2009-10 and 2010-11, and (iii) elimination of the Reading Success program designed to improve kindergarten through grade three reading, saving the State $2.4 million each for both fiscal years 2009-10 and 2010-11.

In addition, the budget for fiscal year 2010-11 required the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a financing plan that would result in net proceeds of up to $1,290.7 million to be used as general revenues of the State during such fiscal year, which may include securitizations as discussed above. The budget also required the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a plan to sell assets of the State that would result in net proceeds of up to $15 million to be used as general revenues of the State during the 2009-10 fiscal year and $45 million to be used as general revenues of the State during the 2010-11 fiscal year. In addition, the budget for fiscal year 2009-10 required a reduction of $473.3 million in expenses from budgeted amounts. The budget for fiscal year 2010-11 required a reduction of $515.2 million of expenses from budgeted amounts.

The budget was $840.9 million below the expenditure cap in fiscal year 2009-10 and $589.9 million below the expenditure cap in fiscal year 2010-11.

Fiscal Year 2009-2010 Operations

Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management for the General Fund for the 2009-10 fiscal year on October 20, 2009 (as of the period ending September 30, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million), November 20, 2009 (as of the period ending October 31, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million), December 21, 2009 (as of the period ending November 30, 2009 and reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million), the General Fund was estimated to have a deficit of $388.5 million, $466.5 million and $327.9 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2010 for the General Fund for the 2009-10 fiscal year, as of the period ending December 31, 2009, General Fund revenues were estimated at $17,029.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,530.0 million and the General Fund was estimated to have a deficit of $500.5 million. In the monthly estimate provided by the Office of Policy and Management on February 22, 2010 for the General Fund for the 2009-10 fiscal year, as of the period ending January 31, 2010, General Fund revenues were estimated at $17,029.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,533.4 million and the General Fund was estimated to have a deficit of $503.9 million.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated November 1, 2009, December 1, 2009 and January 4, 2010, the Comptroller estimated deficits in the General Fund for the 2009-10 fiscal year of $624 million (as of the period ending September 30, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million), $549.5 million (as of the period ending October 31, 2009 and reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million) and $513.3 million (as of the period ending November 30, 2009 and reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million). In the Comptroller’s monthly report dated February 1, 2010, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $515.0 million as of the period ending December 31, 2009. This estimate reflects the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which was projected to generate an additional $129.5 million.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances could be given that future events would materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly would not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

The Governor may generally reduce budget allotment requests within certain prescribed limits and did so for the 2009-10 fiscal year. Additionally, pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report shall include a plan which the Governor shall implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. The Governor was required to file such report as a result of the deficit projection included in the Comptroller’s November 1, 2009 report. On November 24, 2009, Governor Rell delivered her plan to address a potential deficit of $466.5 million in the General Fund for fiscal year 2009-10 to the General Assembly. Pursuant to Public Act No. 09-3 of the June 2009 Special Session, since the Comptroller certified that state tax revenues for fiscal year 2009-10 would not be within 1 percent of original projections, the plan to reduce the State sales tax rate by 0.5 percentage points did not take effect in January 2010. The elimination of the rate reduction precluded an estimated revenue loss of $129.5 million, leaving a deficit of $337.0 million still to be closed. The deficit mitigation plan included spending cuts made under the Governor’s authority and those requiring legislative approval, additional fund transfers, and reductions in municipal aid.

In addition to $31.6 million in rescissions to agency budgets announced on November 5, 2009, the Governor’s plan called for an additional $19.3 million in rescissions and $16.8 million in program cuts that the Governor could order on her own authority, including reductions in certain programs and delays in the implementation of others. The Governor’s plan also recommended $116.3 million in program reductions that would require legislative approval, including reductions in a number of grants and reductions in Medicaid provider rates. The deficit mitigation plan anticipated a lapse of $16.1 million above the level in the Office of Policy and Management’s November 20, 2009 letter to the Comptroller, and a gain of about $200,000 from the sale of surplus State cars. The plan called for intercepting $52.8 million from accounts such as the Citizens Election Fund, the Stem Cell Research Fund, and the Tobacco and Health Trust Fund. The plan also called for a reduction of 3 percent in state aid to municipalities, saving the State approximately $84.0 million. In late December 2009, the General Assembly passed certain deficit mitigation measures which were subsequently vetoed by the Governor.

In the monthly estimates provided on March 22, 2010 by the Office of Policy and Management, pursuant to Section 4-66 of the Connecticut General Statutes, for the General Fund for the 2009-10 fiscal year, as of the period ending February 28, 2010, General Fund revenues were estimated at $17,029.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,386.0 million and the General Fund was estimated to have a deficit of $356.5 million. In the monthly estimates provided by the Office of Policy and Management for the General Fund for the 2009-10 fiscal year on April 20, 2010, as of the period ending March 31, 2010, General Fund revenues were estimated at $17,058.2 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,378.0 million and the General Fund was estimated to have a deficit of $319.8 million. Such estimate does not reflect the passage of House Bill No. 5545 (Public Act No. 10-3) discussed below. The Office of Policy and Management indicated in its April 20, 2010 estimates that House Bill No. 5545 contains deficit mitigation measures that are anticipated to result in a net improvement in the General Fund deficit for the 2009-10 fiscal year of $323.2 million, yielding a projected General Fund surplus of $3.4 million for such fiscal year. In the monthly estimates provided by the Office of Policy and Management for the General Fund for the 2009-10 fiscal year on May 20, 2010, as of the period ending April 30, 2010, General Fund revenues were estimated at $17,468.3 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,301.4 million and the General Fund was estimated to have a surplus of $166.9 million. This estimate takes into account the deficit mitigation measures passed by the General Assembly.

In the Comptroller’s monthly report dated March 1, 2010, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $518.4 million as of the period ending January 31, 2010. In the Comptroller’s monthly report dated April 1, 2010, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $371.0 million as of the period ending February 28, 2010. The Comptroller’s estimate of income tax receipts is $14.5 million lower than the Office of Policy and Management’s estimate. In the Comptroller’s monthly report dated May 1, 2010, the Comptroller estimated a General Fund surplus for the 2009-10 fiscal year of $105.0 million as of the period ending March 31, 2010. The Comptroller’s estimate takes into account the deficit mitigation measures passed by the General Assembly. The Comptroller’s estimate is $101.6 million higher than the Office of Policy and Management’s estimate for the same period. In the Comptroller’s monthly report dated June 1, 2010, the Comptroller estimated a General Fund surplus for the 2009-10 fiscal year of $166.9 million as of the period ending April 30, 2010, which was in agreement with the Office of Policy and Management’s estimate for the same period.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances could be given that future events would materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly would not indicate changes in the final result of the fiscal year 2009-2010 operations of the General Fund.

Pursuant to Section 4-85 of the Connecticut General Statutes, the Governor was required to submit a report to the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding on a plan to prevent a deficit. The Governor submitted such a plan on March 1, 2010. On April 14, 2010, Public Act No. 10-3 was passed by the General Assembly and signed into law by the Governor. This bill provided for a net reduction in the anticipated General Fund deficit for the 2009-10 fiscal year of $323.3 million and a net increase in the General Fund deficit for the 2010-11 fiscal year of $34.2 million. In November 2009, the Governor issued two rounds of rescissions to reduce the estimated General Fund 2009-10 fiscal year deficit pursuant to her statutory authority totaling $51.0 million and issued another round of rescissions totaling $8.1 million on March 31, 2010.

In the monthly estimates provided on July 20, 2010 by the Office of Policy and Management, pursuant to Section 4-66 of the Connecticut General Statutes, for the General Fund for the 2009-10 fiscal year, as of the period ending June 30, 2010, General Fund revenues were estimated at $17,635.9 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,242.6 million and the General Fund for the 2009-10 fiscal year was estimated to have a surplus of $393.3 million. The estimate reflects all of the mid-term budget adjustments and deficit mitigation actions taken by the Governor and the General Assembly as of July 20, 2010. The Secretary of the Office of Policy and Management noted in her letter that pursuant to Public Act No. 10-179, any General Fund surplus in fiscal year 2009-10 shall be transferred to fiscal year 2010-11 to help balance that budget. Additionally, she noted that fiscal year 2009-10 would not have ended in a surplus were it not for the use of close to $1.3 billion from the budget reserve fund, $843.5 million in federal stimulus funding, $129.5 million from the cancellation of a scheduled sales tax reduction, the deferral of a $100 million contribution to the State Employees’ Retirement System, and deficit mitigation efforts. The Secretary of the Office of Policy and Management indicated in her letter that the estimates in her letter are still subject to change as some adjustments are expected in the year end closing process.

In the Comptroller’s monthly report dated September 1, 2010 providing unaudited preliminary financial statements, the Comptroller’s estimate of the General Fund surplus for the 2009-10 fiscal year was $449.4 million. The Comptroller indicated that the surplus amount has been reserved for General Fund operations in fiscal year 2010-11. This estimate is subject to final audit adjustments. No assurances can be given that her final year-end financial statements will match her prior estimates or the estimates of the Office of Policy and Management.

The above projections are only estimates and the information in the monthly letter of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly report contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

Midterm Budget Adjustments

Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report shall include any recommendations for adjustments and revisions to the enacted budget.

On February 3, 2010 the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for fiscal year 2010-11. The midterm budget adjustments incorporated the January 15, 2010 consensus revenue forecast as a baseline and anticipated additional revenue of $422.3 million for total revenue collections of $17,566.5 million. General Fund appropriations were reduced by $28.6 million to $17,566.1 million resulting in a projected budget surplus of $0.4 million.

The Governor’s proposed midterm budget adjustments assumed $422.3 million in additional revenue. Of that total, $365.6 million was due to federal grants anticipated from an extension of the ARRA for both Medicaid and education funding. The Governor’s proposal also assumed the implementation of Keno gaming in the State expected to generate $20 million in fiscal year 2010-11 and $15 million in transfers from other funds of the State to the General Fund. All other proposed revenue changes netted to $21.7 million.

With regard to expenditures, the Governor’s proposed midterm budget adjustments added $156.3 million in the Department of Social Services to reflect current expenditure and caseload trends and $72.5 million to fully fund the managed care organization capitation payment. Pursuant to an agreement with the State employees’ bargaining agent coalition, the Governor’s proposal assumed savings of $100 million by reducing the required contribution to the State Employees’ Retirement Fund. The Governor’s proposed budget remained $485.1 million below the expenditure cap.

The Governor’s proposed midterm budget adjustments included an increase of $131 million in general obligation bond authorizations to take effect in fiscal year 2010-11 and cancellation of $388.7 million of prior general obligation bond authorizations. The Governor’s recommendations also included an increase of $4.825 million in special transportation obligation bond authorizations.

Also on February 3, 2010, the Office of the State Treasurer and the Office of Policy and Management released a report required by the originally adopted budget regarding a $1.29 billion securitization plan for fiscal year 2010-11. The plan outlined options for the General Assembly to consider which included the securitization of certain non-General Fund electric rate charges, lottery revenues, tobacco settlement revenues and certain existing General Fund revenues among others and also included the consideration of selling major State assets. The Governor’s proposed midterm budget adjustments assumed the successful completion of the $1.29 billion securitization which required the enactment of legislation by the General Assembly.

The General Assembly concluded its legislative session on May 5, 2010, which included mid-term budget adjustments for fiscal years 2009-10 and 2010-11. Pursuant to Public Act No. 10-179, as amended by Public Act No. 10-1 of the June Special Session and Public Act No. 10-2 of the June Special Session, the General Assembly projected General Fund revenues at $17,667.4 million and appropriated $17,667.2 million with an estimated surplus of $0.2 million for the fiscal year ending June 30, 2011. The projected General Fund revenue of $17,667.4 million was $70.6 million higher than the originally enacted budget of $17,596.8 million. This net increase in revenue includes: (1) a reduction of $105.2 million in expenses resulting from the impact of the deficit mitigation plan enacted through Public Act No. 10-3; (2) a downward adjustment in projected revenue of $75.8 million; and (3) an increase of $251.6 million by adopting changes in certain policy measures consisting of (i) due to projected revenue improvement, a reduction of $334.7 million from the originally planned securitization of $1,290.7 million to be effectuated through Economic Recovery Revenue Bonds which are to be secured by non-General Fund electric charges; (ii) an increase of $365.6 million in federal grants generated from an anticipated extension of ARRA funding; (iii) a $140 million transfer of revenue from the projected fiscal year 2009-10 surplus; and (iv) certain other transfers and increases. It should be noted that the ARRA funding was not approved by the U.S. Congress in the magnitude assumed in the adopted budget. The projected General Fund expenditure of $17,667.2 million was $72.5 million higher than the originally enacted budget of $17,594.7 million. This net increase in expenditures is primarily due to an increase of $357.9 million in estimated current services, which was partially offset by a reduction of $120.4 million through the deficit mitigation plan and a reduction of $165.1 million in policy measure changes, including a $100 million deferral in the State’s contribution to the State employees’ pension fund.

Article XXVIII of the Amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes codify the language on the State’s expenditure cap. The revised budget is $338.1 million under the allowable expenditure cap in fiscal year 2010-11.

Per the preliminary financial results of the Comptroller dated September 1, 2010, fiscal year 2009-10 was expected to end with a surplus of $449.4 million. In its mid-term budget adjustments, the General Assembly directed that up to $140 million of this surplus be used as revenue in fiscal year 2010-11 and any amounts in excess of $140 million be used to reduce the amount of Economic Recovery Revenue Bonds issued.

In a report of the Office of Fiscal Analysis regarding the 2010-11 budget, the Office of Fiscal Analysis estimated that, with the changes contained in the revised budget, significant out-year budget gaps remain. Specifically, the Office of Fiscal Analysis estimated (i) for fiscal year 2011-12, General Fund revenues of $15,775.3 million and General Fund expenses of $19,036.0 million, resulting in a deficit of $3,260.7 million; (ii) for fiscal year 2012-13, General Fund revenues of $16,573.0 million and General Fund expenses of $19,681.8 million, resulting in a deficit of $3,108.8 million; and (iii) for fiscal year 2013-14, General Fund revenues of $17,360.7 million and General Fund expenses of $20,458.9 million, resulting in a deficit of $3,098.2 million. These estimates are based on current services and certain other assumptions. The State has a balanced budget requirement and an expenditure cap. As such, budgets adopted for these fiscal years will need to reflect a combination of revenue enhancements and expenditure reductions. As a result, the figures do not represent a projection of the actual financial results that might be expected, but instead serve as planning tools.

Fiscal Year 2010-2011 Operations

Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on September 20, 2010 for the General Fund for the 2010-11 fiscal year, as of the period ending August 31, 2010, General Fund revenues were estimated at $17,865.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,910.8 million and the General Fund for the 2010-11 fiscal year was estimated to have a deficit of $45.3 million. The estimate reflects all of the mid-term budget adjustments and deficit mitigation actions taken by the Governor and the General Assembly as of the date of the letter. The estimate reflects an improvement over the August 20, 2010 projected deficit of $63.4 million.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In the Comptroller’s monthly report dated September 1, 2010, the Comptroller was in general agreement with the Office of Policy and Management’s August 20, 2010 estimate of the General Fund deficit of $63.4 million for fiscal year 2010-11. However, the Comptroller recognized only the realized $3.6 million of adjustment in unclaimed properties and adjudicated claims versus an annualized $40 million estimated by the Office of Policy and Management, resulting in an estimated deficit of $27 million. In the Comptroller’s monthly report dated October 1, 2010, the Comptroller was in general agreement with the Office of Policy and Management’s September 20, 2010 estimate of the General Fund deficit of $45.3 million.

The above projections are only estimates and the information in the monthly letter of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly report contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2010-11 operations of the General Fund.

REVENUES, EXPENDITURES & LIMITS ON DEBT OBLIGATIONS

General Fund Revenues

The State, as of September 2009, expected to derive approximately 62.9 percent and 62.0 percent, respectively, of its General Fund revenues from taxes during the 2009-10 fiscal year and the 2010-11 fiscal year. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.

Personal Income Tax. The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 6.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions are available to taxpayers, ranging from $12,000 to $24,000, with the lower end of the range increasing annually to $15,000 by taxable year 2015 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer’s Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996 and revised for tax year 2009. Under this revised structure, the top rate remains at 6.5% with a rate of 3% applicable to taxable income up to certain amounts. The first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid of $350 per filer beginning with the tax year commencing January 1, 2003 was increased to $500 per filer for tax years beginning on or after January 1, 2006. Taxpayers also are subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax. The State collected approximately $6.39 billion in personal income tax in the fiscal year ended June 30, 2009.

Sales and Use Taxes. The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. The tax rate for the Sales and Use Taxes is 6%. A separate rate of 12% is charged on the occupancy of hotel rooms. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month. The State collected approximately $3.32 billion in sales and use tax in the fiscal year ended June 30, 2009.

Corporation Business Tax. The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies and domestic insurance companies are exempt from this tax. The Corporation Business Tax provides for three methods of computation. The taxpayer’s liability is the greatest amount computed under any of the three methods.

The first method of computation is a tax measured by the net income of a taxpayer (the “Income-Base Tax”). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax liability under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State. In 2002, the State limited corporation credits from reducing tax liability by more than 70%. The State imposed a one time corporation business tax surcharge of 20% for income year 2003, 25% for income year 2004, and 20% for income year 2006. There was no corporation business tax surcharge for income year 2005, 2007 or 2008. For income year 2009, 2010 and 2011 a corporation business tax surcharge of 10% has been imposed for businesses with over $100 million in federal adjusted gross income.

A $250 charge is levied on LLCs, LLPs and S corporations. The tax extends to single-member LLCs that are not considered entities separate from their owners for federal tax purposes. The State collected approximately $615.9 million in corporation business tax in the fiscal year ended June 30, 2009.

Other Taxes. Other tax revenues are derived from estate taxes, taxes on gross receipts of public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues, taxes on nursing home providers and other miscellaneous tax sources.

Federal Grants. Depending upon the particular program being funded, federal grants in aid are normally conditioned, to some degree, on resources provided by the State. Most unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal year 2008-09 were made for the purposes of providing medical assistance payments to low income individuals and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. The ARRA provides the State with increased Medicaid and

Title IV-E grants as well as new funding for education, transportation, and other general government functions in fiscal years 2009, 2010 and 2011. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

Other Non-Tax Revenues. Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

The total amount of General Fund revenue collected, including the amounts received for personal income tax, sales and use tax and corporate business tax mentioned above, in the fiscal year ended June 30, 2009 was approximately $15.7 billion.

Consensus Revenue Estimates. Public Act 09-214 requires the Office of Policy and Management and the legislature’s Office of Fiscal Analysis to issue consensus revenue estimates each year by October 15. The estimates must cover a five-year period that includes the current biennium and the three following fiscal years. It also requires the two offices, by January 15 and April 30 each year, to issue either (1) a consensus revision of their previous estimate or (2) a statement that no revision is needed. If the two agencies cannot arrive at a consensus estimate, they must issue separate ones. In such a case, the Comptroller must issue the consensus estimate based upon the separate estimates. The Comptroller’s estimate must equal one of the separate estimates or fall between the two.

On October 15, 2009 the first such consensus revenue estimates were issued. The General Fund revenue estimates for fiscal years ending June 30 of 2010, 2011, 2012, 2013 and 2014 were $17,204.0 million, $17,432.7 million, $15,794.8 million, $16,755.5 million and $17,485.7 million, respectively. The consensus revenue estimates showed flat net tax revenues for the 2009-11 biennium and then significant tax revenue growth for the following three fiscal years. Specifically, the consensus revenue estimates showed personal income tax revenues for the 2009-10 fiscal year of $6,610.7 million increasing to $8,499.6 million in fiscal year 2013-14. These trends were offset by a decline in Other Sources for the fiscal years ending June 30 of 2012, 2013 and 2014. This was due in part to the inclusion in the 2009-10 and 2010-11 fiscal years of federal stimulus funds, use of the $1,381.7 million balance in the Budget Reserve Fund, $1,300 million of borrowings in the form of securitization of future revenue sources for the 2010-11 fiscal year, and $60 million of asset sales, and the assumption that those sources will not be available in the ensuing fiscal years. On January 15, 2010, the Office of Policy and Management and the Office of Fiscal Analysis arrived at consensus revenue estimates. The General Fund revenue estimates for fiscal years ending June 30 of 2010, 2011, 2012, 2013, and 2014 were $17,029.5 million, $17,144.2 million, $15,385.8 million, $16,188.6 million, and $16,932.3 million, respectively.

Pursuant to Public Act No. 09-214, the Office of Policy and Management and the legislature’s Office of Fiscal Analysis issued on April 30, 2010 a consensus revision of their previous estimate. The General Fund revenue estimates for fiscal years ending June 30 of 2010, 2011, 2012, 2013 and 2014 were $17,456.4 million, $17,415.8 million, $15,791.4 million, $16,610.7 million, and $17,397.3 million, respectively. The projections in the consensus revenue estimates are only estimates and no assurance could be given that future events would materialize as estimated or that subsequent estimates, adjustments or actions of the General Assembly would not indicate changes in the final results of the fiscal years reported.

Unappropriated Surplus. The State Constitution provides that any resulting unappropriated surplus shall be used to fund a budget reserve fund, to reduce bonded indebtedness or for any other purpose authorized by at least three-fifths of each house of the General Assembly. The General Statutes provide that the Treasurer shall transfer any unappropriated surplus in the General Fund to a budget reserve fund, unless otherwise directed by law. When the amount in the budget reserve fund in any fiscal year equals 10% of the net General Fund appropriations, no further transfers shall be made by the Treasurer.

After the accounts for the fiscal year are closed, beginning with the fiscal year ending June 30, 2010, and each fiscal year thereafter, until and including the fiscal year ending June 30, 2017, if the Comptroller determines there exists an unappropriated surplus in the General Fund, the amount of any such surplus is first to be used for redeeming prior to maturity any outstanding economic recovery notes issued to fund the deficit in the General Fund for the fiscal year ending June 30, 2009, refund any such notes, and pay the costs of issuance of such notes and interest payable or accrued on such notes through June 30, 2011, pursuant to Section 2 of Public Act No. 09-2 of the June 2009 Special Session, and any amount beyond that required to redeem such notes shall be used to reduce the obligations of the State under the financing plan authorized under Section 88 of Public Act No. 09-3 of the June 2009 Special Session. By statute, the Treasurer was directed to transfer (i) $1,039.7 million from the budget reserve fund to the resources of the General Fund to be used as revenue for the fiscal year ending June 30, 2010 and (ii) $342.0 million from the budget reserve fund to the resources of the General Fund to be used as revenue for the fiscal year ending June 30, 2011. As of February 24, 2010, the first of these transfers had already occurred.

General Fund Expenditures

State expenditures are categorized for budget and appropriation purposes under ten functional headings, with expenditures by agency generally shown as subheadings in the following functional categories, listed in order of magnitude of expenditure for the 2009-11 budget biennium: Human Services; Education, Libraries and Museums; Non-Functional (debt service and miscellaneous expenditures including fringe benefits); Health and Hospitals; Corrections; General Government; Judicial; Regulation and Protection of Persons and Property; Conservation and Development; and Legislative. State expenditures for Department of Transportation functions are generally paid from the Special Transportation Fund, not the General Fund. Occasionally, minor expenditures for transportation related expenditures are paid from the General Fund.

Pursuant to the Comptroller’s financial statements provided on December 31, 2009, as of June 30, 2009, General Fund revenues were $15,700.8 million, General Fund expenditures and net miscellaneous adjustments were $16,648.4 million and the General Fund deficit for the 2008-09 fiscal year was $947.6 million. On December 3, 2009, the Treasurer issued $915,795,000 notes for the purpose of funding the deficit, amounts to pay costs of issuance of such notes and certain interest payable or accrued on such notes.

Fiscal Accountability Report. The Secretary of the Office of Policy and Management on November 15, 2009, and the director of the legislative Office of Fiscal Analysis on November 13, 2009, each submitted a fiscal accountability report for the 2009-11 biennium and the ensuing three fiscal years. The Office of Fiscal Analysis projected General Fund deficits for fiscal years ending June 30 of 2010, 2011, 2012, 2013 and 2014 of $385.9 million, $286.7 million, $3,282.0 million, $3,023.6 million and $3,191.9 million, respectively. The Office of Policy and Management in its report projected General Fund deficits for fiscal years ending June 30 of 2010, 2011, 2012, 2013 and 2014 of $337.0 million, $107.4 million, $3,024.0 million, $2,633.9 million and $2,581.7 million, respectively. The projections in each report were based on current services and certain other assumptions. In addition, both reports assumed that the scheduled sales tax reduction from 6.0% to 5.5% would not go into effect on January 1, 2010 because the trigger provisions that prevent the rate decrease from taking effect pursuant to Public Act No. 09-3 of the June 2009 Special Session would be met. Additionally, the reports estimated general obligation bond authorizations, allocations, issuance and debt service for the 2009-10 fiscal year and the succeeding four fiscal years. The reports estimated fairly stable general obligation bond issuances over the five-year period of between $1.2 billion and $1.4 billion, with the expenditure on debt service gradually increasing. The projections of the Office of Policy and Management and the Office of Fiscal Analysis are only estimates and the information in each of the fiscal accountability reports contain only estimates and no assurance can be given that future events will materialize as estimated or that subsequent estimates, adjustments or actions of the General Assembly will not indicate changes in the final result of such fiscal years. The fiscal accountability report is generally on a current services basis, so its figures may not reflect any deficit reduction programs initiated in the current or any future budget biennium. The State has a balanced budget requirement and an expenditure cap. As such, budgets adopted for these fiscal years will need to reflect a combination of revenue enhancements and expenditure reductions. As a result, the figures do not represent a projection of the actual financial results that might be expected, but instead serve as planning tools.

Limits on Expenditures and Debt Obligations

Balanced Budget Requirement. In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

The Connecticut Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which, as of February 24, 2010, had not yet occurred. In the interim, the General Assembly has been following a provision of the General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, there shall be excluded or deducted revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of the Office of Policy Management as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal years ending June 30, 2002 and June 30 2003, all indebtedness authorized and issued pursuant Public Act No. 09-2 of the June 2009 Special Session in connection with the issuance of notes for the purpose of funding the deficit for the fiscal year ending June 30, 2009, all authorized debt to fund the Connecticut Development Authority’s tax increment bond program, any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness, any indebtedness issued for the purpose of meeting cash flow needs, and any indebtedness issued for the purpose of covering emergency needs in times of natural disaster. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, the amount of authorized but unissued debt for the University of Connecticut (“UConn”) 2000 financing program (“UConn 2000”) is limited to the amount permitted to be issued under the cap.

Under the General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor shall review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects. The debt incurring margin as of February 1, 2010 was $2,373,665,216.

STATE DEBT

Pursuant to various public and special acts, the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

State Direct General Obligation Debt

In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest is made, and the Treasurer shall pay such principal and interest as the same become due.

There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Teachers’ Retirement Fund Pension Obligation Bonds. Legislation passed in 2007 authorized the issuance of pension obligation bonds to fund up to $2 billion of the unfunded accrued liability in the Teachers’ Retirement Fund plus capitalized interest and issuance costs. In April 2008, the State issued $2,276,578,270.75 of such bonds. The public act also requires the State to appropriate annually the actuarially-determined annual required contribution to the Teachers’ Retirement Fund, while the bonds are outstanding. The bonds are general obligations of the State, but do not count against the State’s debt limit.

UConn 2000 Financing. The General Assembly has enacted two acts for the financing of projects at the University of Connecticut. In 1995, the General Assembly established the University of Connecticut as a separate corporate entity and instrumentality of the State that is empowered to issue bonds and construct the infrastructure improvements contemplated by the act for the University of Connecticut. The estimated costs of the infrastructure improvements set forth in the act totaled $1,250 million to be financed over a 10-year period. In 2002, the General Assembly extended the existing UConn 2000 financing program for an additional 10 years from July 1, 2005 through June 30, 2015 and increased the total estimated project costs to $2,598 million. In 2007, the General Assembly extended the UConn 2000 financing program to June 30, 2016. The act authorized the University to borrow money to finance the UConn 2000 projects and to refund such financings. Such borrowings are to be general obligations of the University payable from any revenues or assets of the University and may be secured by pledges of the University’s revenues or assets other than mortgages.

The UConn 2000 projects are to be financed by $18 million general obligation bonds of the State and $2,262 million bonds of the University which are secured by the State’s debt service commitment, which is an annual amount for any debt service requirements when due and payable. The balance of the estimated cost of UConn 2000 projects may be met by the issuance of special obligation bonds of the University or from gifts or other revenue or borrowing resources of the University. Under the act, appropriations of all amounts of the State’s debt service commitment are made out of the resources of the State’s General Fund and the State Treasurer is obligated to make such payments. For this reason, all general obligation borrowings by the University are treated as part of the State’s general obligation debt. The amount of the University’s bonds which are secured by the State’s debt service commitment is capped for each fiscal year, but any amount not used may be carried forward to future fiscal years. The cap does not apply to bonds issued to finance any special capital reserve fund or other debt service reserve fund, costs of issuance or capitalized interest. The amount of bonds issued by the University and secured by the State’s debt service commitment, except for the accreted value of any capital appreciation bonds, and the amount of bonds which are authorized to be issued in a fiscal year under the cap are counted against the State’s debt limit.

The total amount of University bonds and State general obligation bonds authorized by the acts is approximately $336.4 million less than the estimated costs of the infrastructure improvements set forth in the acts. This difference is expected to be addressed by capital cost reductions, deferring certain projects to a future date, and by securing additional funding sources, such as private fundraising and special obligation bonds. Special obligation bonds are to be secured by particular revenues of the University pledged therefor, are not subject to the cap on the University’s general obligation bonds and are not counted against the State’s debt limit.

The General Assembly passed and the Governor signed Public Act No. 10-104, which extends the UConn 2000 financing program to June 30, 2018 and increases the total estimated project costs by $207 million to finance a new patient tower and certain renovations for the John Dempsey Hospital at the University of Connecticut Health Center.

In May 2010, the University of Connecticut issued $133,210,000 in University of Connecticut General Obligation Bonds, as described below under “Direct General Obligation Indebtedness.”

Supportive Housing Financing. In 2005, the General Assembly directed the Connecticut Housing Finance Authority (“CHFA”) in conjunction with other state agencies to develop a collaborative plan to create affordable housing and support services for specified eligible persons and families up to a specified number of units. The program is to be funded in part through mortgages, tax credits and grants from CHFA and the Department of Economic and Community Development. CHFA is authorized to issue bonds in support of the program and the State Bond Commission has authorized the Treasurer and OPM to enter into a contract to provide State assistance and pay debt service on the bonds in the form of payments of principal, interest, interest swap payments, liquidity fees, letter of credit fees, trustee fees and other similar bond-related expenses. Bonds supported by such state assistance shall not exceed $105 million in the aggregate. Any provision in the contract providing for the payments of annual debt service will constitute a full faith and credit obligation of the State, and any bonds for which the State provides assistance will be excluded from the State’s debt limit.

Economic Recovery Notes. In 2009, the General Assembly authorized the Treasurer to issue notes to fund the State’s budget deficit for the fiscal year ending June 30, 2009, to pay costs of issuance of such notes and certain interest payable or accrued on such notes and to exempt these notes from the overall limit on state debt.

Certain Short-Term Borrowings. The General Statutes authorize the Treasurer, subject to the approval of the Governor, to borrow such funds, from time to time, as may be necessary, and to issue obligations of the State therefor, which shall be redeemed by the Treasurer whenever, in the opinion of the Treasurer, there are funds in the treasury available for such purpose. The State has established programs of temporary note issuances from time to time to cover periodic cash flow requirements. No temporary notes are outstanding and none have been issued since 1991.

On June 18, 2009, pursuant to the Treasurer’s request and the Governor’s approval to borrow funds on a temporary basis from time to time on behalf of the State, the Treasurer arranged with a group of banks a 364-day revolving credit facility in the amount of $580 million. The State did not seek to extend the 364-day revolving credit facility which expired on June 17, 2010.

Forms of Debt. In addition to the bonds, notes and lease financings described above, the State Treasurer has the authority to issue refunding bonds, bond anticipation notes, and capital appreciation bonds. The State general obligation bond procedure act provides that the Treasurer may issue temporary notes and any renewals thereof in anticipation of the proceeds from the sale of bonds whenever the State Bond Commission has adopted a resolution authorizing bonds. The Treasurer is also authorized by the State general obligation bond procedure act to issue refunding bonds whenever the Treasurer finds that the sale is in the best interests of the State and that the State reasonably expects to achieve net debt service savings as a result of such refunding. Certain of the State’s general obligation bonds have been issued as capital appreciation bonds. Capital appreciation bonds are issued at a deep discount and interest on the bonds is compounded semi-annually and only paid at maturity. For purposes of the State’s debt tables, the interest which has accrued on capital appreciation bonds up to the date of the table is added to the principal amount of the State’s debt. Pursuant to State statute, accrued interest on UConn 2000 capital appreciation bonds is excluded from the calculation of the statutory debt limit.

Derivatives. The Treasurer, with the authorization of the State Bond Commission, has the power to enter into reimbursement and similar agreements in connection with liquidity or credit facilities and to pledge the full faith and credit of the State or other collateral to secure the State’s payment obligations under any such agreement. The Treasurer, with the authorization of the State Bond Commission, has the power to enter into contracts to place the obligation of the State as represented by bonds or notes of the State, on such interest rate or cash flow basis as the Treasurer may determine, including swap agreements and other arrangements to manage interest rate risk. When any such arrangement is entered, the counterparty to the arrangement must have a rating on its unsecured long-term obligations which is the same as or higher than the underlying rating of the State on the applicable bonds. The State Bond Commission may authorize the Treasurer to pledge the full faith and credit of the State and any other collateral pledged to secure the applicable bonds to also secure the State’s payment obligations under any such contract.

The State has entered into swap agreements in connection with various bond issues. The swap agreements typically provide for early termination in certain events, and such “termination events” could result in the State being required to make unanticipated termination payments. Such payments, if any are due, may be substantial. In some cases the State has up to 270 days to make any such termination payments. The amounts payable to each swap provider under the respective swap agreement, including any termination payments, will be general obligations of the State. The State is obligated to make debt service payments on its bonds regardless of the performance of the swap provider of its obligations under the swap agreement.

Direct General Obligation Indebtedness. As of February 1, 2010, the amount of all direct general obligation indebtedness (including the accreted value of capital appreciation bonds as of February 1, 2010) for the payment of the principal and interest on which the State has pledged its full faith and credit or which is otherwise payable from the State’s General Fund was approximately $15.0 billion. The total debt service to be paid on that amount, including principal and interest payments through 2032, was estimated to be approximately $21.7 billion. As of February 1, 2010, the amount of authorized but unissued general obligation debt was approximately $2,170,092,000.

In April 2010, the State issued (i) $105,000,000 of its General Obligation Bonds (2010 Series A) maturing in varying amounts between April 1, 2015 and April 1, 2018 and bearing interest at rates ranging from 2.50% to 5.00% per annum; (ii) $184,250,000 of its Taxable General Obligation Bonds (2010 Series A) (Build America Bonds – Direct Payment) maturing in varying amounts between April 1, 2019 and April 1, 2026 and bearing interest at rates ranging from 4.407% to 5.257% per annum; and (iii) $353,085,000 of its General Obligation Bond Anticipation Notes (2010 Series A) maturing May 19, 2011 and bearing interest at a rate of 2.00% per annum.

In May 2010, the University of Connecticut issued $133,210,000 University of Connecticut General Obligation Bonds consisting of (i) $97,115,000 General Obligation Bonds, 2010 Series A, maturing in varying amounts between February 15, 2011 and February 15, 2030 and bearing interest at rates ranging from 2% to 5% per annum and (ii) $36,095,000 General Obligation Bonds, 2010 Refunding Series A maturing in varying amounts between February 15, 2011 and February 15, 2021 and bearing interest at rates ranging from 2% to 5% per annum.

In June 2010, the State issued (i) $200,000,000 of its General Obligation Bonds (2010 Series B), maturing in varying amounts June 1, 2011 and between December 1, 2014 and December 1, 2018 and bearing interest at rates ranging from 1.50% to 5.00% per annum and (ii) $258,235,000 of its General Obligation Refunding Bonds (2010 Series C), maturing in varying amounts between December 1, 2012 and December 1, 2021 and bearing interest at rates ranging from 2.00% to 5.00% per annum.

In October 2010, the Connecticut Housing Finance Authority planned to issue $47,785,000 of its bonds secured by the State’s contract to provide assistance and pay debt service on such bonds and $28,095,000 of its bonds secured by a special capital reserve fund.

In October 2010, the Connecticut Higher Education Supplemental Loan Authority planned to issue $45,000,000 of its bonds secured by a special capital reserve fund.

Recent Bond Authorizations. The General Assembly passed and the Governor signed various bills which adjust bond authorizations for the 2009-10 and 2010-11 fiscal years. The legislation increased the amount of new bond authorizations for the 2009-10 fiscal year by $30 million. Effective for the 2010-11 fiscal year, the General Assembly passed reductions of various bond authorizations totaling $615 million and approved additional bond authorizations totaling $71 million.

Transportation Fund and Debt

In 1984, the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of the State’s share of the costs of the local bridge program established under the act, and payment of State contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

As of February 24, 2010, the cost of the infrastructure program for State fiscal years 1985-2014, which is expected to be met from federal, State, and local funds, was estimated at $26.4 billion. The State’s share of such cost, estimated at $10.5 billion, is to be funded from transportation related taxes, fees and revenues deposited in the Special Transportation Fund and from the proceeds of STO bonds. The portion of State program costs not financed by STO bonds is estimated at $0.7 billion and includes the expenses of the infrastructure program which either are not sufficiently large or do not have a long enough life expectancy to justify the issuance of long-term bonds. Such expenses currently include liquid resurfacing, minor bridge repairs, highway maintenance activities, safety improvements, and other minor transportation improvements.

As of February 24, 2010, the State’s share of the cost of the Infrastructure Program for State fiscal years 1985-2014 to be financed by STO bonds was estimated at $9.8 billion. The actual amount may exceed $9.8 billion to finance reserves and cost of issuance amounts. The issuance of such STO bonds has eliminated the need for the authorization of additional general obligation bonds of the State for surface transportation purposes. STO bonds may also be issued for the purpose of refunding general obligation bonds of the State issued for transportation infrastructure purposes.

During fiscal years 1985-2009, $21.0 billion of the total infrastructure program was approved by the appropriate governmental authorities. The remaining $5.4 billion is required for fiscal years 2010-2014. The $5.4 billion of such infrastructure costs is anticipated to be funded with proceeds of $1.6 billion from the anticipated issuance of new STO bonds, $75 million in anticipated revenues, and $3.7 billion in anticipated federal funds.

In addition to STO Bonds, the State has issued direct general obligation bonds for transportation purposes and the debt service on these bonds may be paid from resources of the Special Transportation Fund provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2009, the Special Transportation Fund paid $2.0 million of State direct general obligation transportation debt service payments. The amount budgeted by the Special Transportation Fund for State direct general obligation transportation debt service payments for fiscal year 2009-10 was $1.0 million.

During the past several years the Fund’s revenues and expenses have undergone a variety of legislative changes. In 2005, legislation increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $22.5 million in fiscal year 2006, $30 million in fiscal year 2007, $53 million in fiscal year 2008, $79.9 million in each of fiscal years 2009-2013, and $98 million thereafter. In 2006, legislation again increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $80 million in each of fiscal years 2007-2010 and by $100 million in fiscal year 2011 and thereafter. In July 2007, legislation increased the motor fuels tax on each gallon of diesel fuel from $0.26 to $0.37 and correspondingly exempted diesel fuel from the petroleum products gross earnings tax. In 2009, legislation authorized additional transfers to the Fund from the State’s General Fund in the amount of $81.2 million in fiscal year 2010, $126.0 million in fiscal years 2011 and 2012 and $172.8 million in fiscal year 2013 and annually thereafter.

In order to implement the strategy-related projects submitted by the State’s Transportation Strategy Board (“TSB”), legislation was passed in 2005 that established fixed transfers from the Special Transportation Fund to the TSB project accounts in the amounts of $25.3 million in fiscal year 2005-06, $20.3 million in fiscal year 2006-07, $15.3 million in each of fiscal years 2007-08 through 2014-15 and $.3 million in fiscal year 2015-16 and thereafter. In September 2007, legislation authorized the transfer of $5.5 million on deposit in the Special Transportation Fund to the TSB’s project account for various transportation related studies.

Public Acts in 2005 and 2006 authorized the issuance of more than $2.1 billion of special tax obligation bonds for the ten-year period from 2005 to 2014 for transportation system improvements, many of which are TSB recommended projects. Legislation passed in 2006 also authorized the issuance of $1.3 billion in bonds in anticipation of future federal transportation funds.

Other Special Revenue Funds and Debt

Bradley Airport. Bradley International Airport, located in Windsor Locks, Connecticut, is owned by the State and operated by the Bureau of Aviation and Ports in the State’s Department of Transportation. The General Assembly has authorized the issuance of revenue bonds for improvements at Bradley International Airport, payable from all or a portion of the revenues generated at the Airport. Legislation passed in 2001 removed a

$294 million bond issuance cap for Bradley Airport but retained the requirement for State Bond Commission approval of any new bond issue. As of February 1, 2010, there were $188.8 million of Bradley International Airport Revenue Bonds outstanding.

Additional special obligation bonds to finance self-sustaining special facilities at Bradley International Airport payable solely from the revenues derived from such special facilities were authorized in 1993. In March 2000, the State issued $53.8 million Bradley International Airport Special Obligation Parking Revenue Bonds to finance the construction of a five story parking garage facility at the airport and, as of February 1, 2010, $43.0 million of such bonds were outstanding.

Clean Water Fund. The General Assembly has authorized the issue of revenue bonds for up to $1,913.4 million (including authorizations of $80 million that were to become effective July 1, 2010), of which, as of February 24, 2010, $1,408.7 million had been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. The revenue bonds are payable solely from the revenues or other receipts, funds or moneys of the Clean Water Fund. The proceeds of the revenue bonds are loaned primarily to Connecticut municipalities and public water systems to finance water pollution control and drinking water improvements, and the loan repayments by the municipalities and public water systems secure the revenue bonds. The loans are evidenced by interim funding obligations and project loan obligations of the municipalities and public water systems, pursuant to which either the full faith and credit of each such entity, or the revenues and other funds of a municipal sewer or public water system are pledged. As of February 1, 2010, $832.5 million revenue bonds were outstanding (including refunding bonds).

Unemployment Compensation. The State pays unemployment compensation benefits from the State’s Unemployment Compensation Fund, which is funded by unemployment compensation taxes collected from employers. To fund possible shortfalls, the State has reserved the authority to issue bonds in an aggregate amount outstanding at any time not in excess of $1,000 million, plus amounts for certain reserves and costs of issuance. As of February 1, 2010, the State had borrowed $261 million from the Federal Unemployment Trust Fund to fund a deficit in the State’s Unemployment Compensation Fund and anticipates borrowing a total of approximately $900 million by the end of calendar year 2011.

Second Injury Fund. The Second Injury Fund is a State-run workers’ compensation insurance fund which pays lost wages and medical benefits to qualified injured workers. The State established the Second Injury Fund in 1945 to encourage the hiring of persons with pre-existing physical impairments, such as veterans, and provide relief to employers when an injured worker, who already had a pre-existing injury or condition, was hurt on the job and the second injury was made worse by the existence of the first injury. In 1995 and 1996, the State enacted legislation to close the Second Injury Fund to future second injury claims. Those laws authorized the issuance of an amount not to exceed $750 million in revenue bonds and notes outstanding at any one time to provide funds for paying past claims. As of February 24, 2010, no bonds were outstanding. The State’s management objective is to pay additional claims and settlements from current income and, if necessary, short term borrowings.

Contingent Liability Debt

The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so, and the description below of the State’s limited or contingent liability is restricted only to specific indebtedness backed by the State.

Connecticut Development Authority (“CDA”). The CDA was established in 1973 as a successor Authority. In order to discharge its responsibilities and fulfill its purposes, the CDA is authorized to offer various financing programs, including The Mortgage Insurance and Loan Program (the “Insurance Fund”). As of February 1, 2010, $20.45 million of State bonds had been authorized but remained unissued to fund the Insurance Fund, and loans insured by the Insurance Fund totaled $5.0 million. Other CDA programs include the Umbrella Bond Program, the Self-Sustaining Bond Program, the Connecticut Growth Fund, the Connecticut Works Fund, the Connecticut Works Guarantee Fund, the Connecticut Capital Access, the Environmental Assistance Revolving Loan Fund, the Tax Incremental Financing Program, the High-Technology Infrastructure Fund and the General Obligation Bond Program. As of February 1, 2010, the only outstanding CDA bonds secured by special capital reserve funds were issued pursuant to the General Obligation Bond Program. Although there remains legislative authority for the issue of bonds secured by special capital reserve funds under the Umbrella Bond Program, as of February 1, 2010, no loans had been initiated under that program since 1985, and the CDA does not anticipate a resumption of any lending activity under that program.

Under the General Obligation Bond Program, the CDA issues bonds to finance eligible economic development and information technology projects. General revenues of the CDA, which are not otherwise pledged, are made available to service the debt of bonds issued under the General Obligation Bond Program. Although such bonds may also be secured by a special capital reserve fund, as of February 1, 2010, only $30.56 million of bonds had been secured by such a fund. As of February 1, 2010, $6.1 million of such bonds remained outstanding.

Connecticut Health and Educational Facilities Authority (“CHEFA”). CHEFA was established to assist in the financing of facilities for educational or health care purposes, including colleges and universities, secondary schools, nursing homes, hospitals, child care facilities, and any other qualified non-profit institutions through the issuance of bonds and other obligations. Payments from institutions provide funds to service the debt on loans made pursuant to the issuance of bonds and other obligations by CHEFA. CHEFA is also authorized to issue tax-exempt and taxable revenue bonds secured by one or more special capital reserve funds solely to finance projects for “participating nursing homes,” or for housing, student centers, food service facilities and other auxiliary service facilities at public institutions of higher learning, including the Connecticut State University system, or for clinical services projects for The University of Connecticut Health Center, and up to $100.0 million to finance equipment acquisitions by hospitals.

The State Treasurer has applied appropriated funds and General Fund budget surplus to defease certain bonds for nursing homes in order to avoid any draw on the special capital reserve fund which secures such bonds. Legislation enacted in 1998 provides that no bonds secured by a special capital reserve fund are to be issued by CHEFA in the future for nursing homes, except for bonds that at least in part refund, refinance, or otherwise restructure bonds under certain circumstances where the aggregate liability of the State with respect to such bonds will be less than the aggregate liability of the State with respect to the bonds being refunded, refinanced or restructured and that doing so is in the best interest of the State.

CHEFA is also allowed to issue revenue bonds to finance facility improvements for the Connecticut State University System (the “System”) which are secured by one or more special capital reserve funds. The System has pledged University Student Fees and certain student parking fees as a source of funds for the payment of debt service on the bonds. The types of facilities of the System financed through CHEFA were financed in the past through self-liquidating general obligation bonds of the State; the State has therefore indicated that implementation of this program should limit the need for the State to issue such bonds in the future.

Although CHEFA is authorized to issue bonds secured by a special capital reserve fund to finance equipment acquisitions by hospitals and clinical services projects for The University of Connecticut Health Center, as of February 24, 2010, these programs had not yet been implemented.

Connecticut Housing Finance Authority (“CHFA”). CHFA was established in 1969 to meet the needs of low and moderate income families and persons for decent housing and to encourage and assist the development and construction of multifamily housing by reducing the cost of mortgage financing therefor. CHFA is authorized to issue bonds the proceeds of which are used to fund mortgage loans to applicants meeting certain eligibility requirements including unrestricted statutory income limits in certain urban areas. The enabling act authorizes CHFA to make or purchase construction and permanent mortgage loans which are guaranteed or insured by the United States of America or any agency or instrumentality thereof, by the Federal Home Loan Mortgage Corporation, by a private mortgage insurance company or the State or the Authority itself without limitation as to amount and to make or purchase mortgage loans not so insured or guaranteed in an aggregate amount not to exceed $1.5 billion. In order to finance these activities CHFA has established a Housing Mortgage Finance Program and has issued its general obligation bonds under a General Bond Resolution pursuant to which CHFA has pledged all revenues which it may receive in connection with the mortgages financed thereunder including its fees and charges therefor and any recoveries of principal therefrom from any source and any monies received from investments, as well as other mortgages specifically pledged. In addition, such General Bond Resolution provides for general covenants such as a covenant to do all things necessary with respect to the operation of such Housing Mortgage Finance Program in order to pay principal of and interest on its bonds and provides for certification as to self-sufficiency in order to issue any additional bonds. Bonds issued under CHFA’s General Bond Resolution are further secured by a special capital reserve fund.

CHFA has also established a Special Needs Housing Mortgage Finance Program (formerly known as the Group Home Mortgage Finance Program) and has issued and expects to issue additional Special Needs Housing Mortgage Finance Program Special Obligation Bonds under a separate indenture, including bonds for group homes, assisted living facilities, supportive housing and residential care homes, which bonds are and are expected to be secured by a special capital reserve fund.

In 2008, a public act authorized CHFA to issue up to $50 million of bonds to fund an Emergency Mortgage Assistance Program and required the Treasurer and the Office of Policy and Management to enter into a contract to provide State assistance to pay debt service on such bonds in the form of payments of principal, interest, interest swap payments, liquidity fees, letter of credit fees, trustee fees and similar bond-related expenses. Additionally, the public act provided for the appropriation of $2.5 million from the State Banking Fund to the State Treasurer for such contract assistance for the fiscal year ending June 30, 2009.

Capital City Economic Development Authority (“CCEDA”). CCEDA was created in 1998 and was granted the power to issue revenue bonds for a convention center project in Hartford. The bonds are to be backed by State contractual assistance equal to annual debt service. In 2004, a public act authorized CCEDA to use a special capital reserve fund in connection with any such revenue bonds, but as of February 24, 2010, there are no plans for such an issue.

In December 2003, the State Bond Commission approved up to $100 million of revenue bonds and other borrowings and in December 2004 approved an increase in the authorized amount to $122.5 million. CCEDA has issued $110 million of its revenue bonds backed by the State’s contract assistance agreement equal to annual debt service on the revenue bonds, of which $105.12 was outstanding as of February 1, 2010. The State’s obligation under the contract assistance agreement is limited to $9.0 million per year, and the Authority’s debt obligations are structured not to exceed this amount. An additional $12.5 million of borrowing, not backed by the contract assistance agreement, has also been incurred. Debt service on the revenue bonds is payable from debt service appropriations in the General Fund and CCEDA reimburses the State for such contract assistance payments from parking and energy fee revenues after payment of operating expenses. Under the agreement between CCEDA and the State, after completion of the convention center project CCEDA is required to maintain pledged revenues equal to 1.2 times debt service, after operating expenses.

The convention center portion of the project opened in June 2005. Other elements of the project include an adjacent parking structure which opened later in 2005, an adjacent parking structure underlying the Connecticut Science Center and a retail and entertainment district, including a fourth parking structure, which as of February 24, 2010 are under construction. The full convention center project is not expected to be completed or placed in service at least until 2013. In the fiscal year ending June 30, 2006, the first full year of operations of the convention center, the delay in these additional elements, higher than anticipated operating expenses and startup expenses resulted in insufficient parking revenues, after operating expenses, to fully reimburse the State for debt service payments in June 2006. This situation has continued since then, so that there are significant shortfalls in excess revenues to fund the reimbursement obligation. This is expected to continue at least until the other elements of the project are completed. As debt service on CCEDA’s revenue bonds continues to be paid under the contract assistance agreement, CCEDA’s reimbursement obligation will increase, and this reimbursement obligation will need to be satisfied before excess parking revenues are available to fund the operations of the convention center, which itself is partially funded by General Fund appropriations from the State to CCEDA.

Assistance to Municipalities. In addition to the limited or contingent liabilities that the State has undertaken in connection with the activities of its quasi-public agencies, the State has undertaken certain limited or contingent liabilities to assist municipalities. As of February 24, 2010, the State has limited or contingent liabilities outstanding in connection with bonds or other obligations issued by the City of Waterbury and the Southeastern Connecticut Water Authority. The State previously was obligated pursuant to the establishment of a special capital reserve fund to secure certain bonds issued by the City of Bridgeport to fund its past budget deficits; however, such bonds were refunded by the City in 1996. The State previously had guaranteed debt service on bonds of the City of West Haven, but an irrevocable escrow has been established to pay such bonds. Legislation also authorized distressed municipalities, in certain circumstances and subject to various conditions, to issue deficit funding obligations secured by a special capital reserve fund. As of February 24, 2010, there were no such obligations outstanding.

The City of Waterbury. In March and June 2001, the State adopted legislation to assist the City of Waterbury in financing its budget deficits. The legislation imposed certain financial controls on the City and created a Waterbury Financial Planning and Assistance Board. The legislation authorized the City, subject to approval of the Board and the State Treasurer, to issue bonds for the purpose of funding the City’s past budget deficits. Payment of the bonds is serviced through the City’s taxing authority. The legislation requires the City to direct certain of its tax revenues to a trustee through a tax intercept mechanism for the purpose of servicing the debt on its bonds. The legislation also provides for the establishment of a special capital reserve fund to further secure up to $100 million bonds issued by the City to fund its budget deficits. The State is contingently obligated to restore the special capital reserve fund to its required minimum.

School Construction Grant Commitments

The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal debt issued to fund the State’s share of such school building projects. For certain school projects approved by the General Assembly, cities, towns and districts are ranked according to their adjusted equalized net grand list per capita and, based on such rankings, a percentage is assigned which determines the amount of grant money a town or regional school district is eligible to receive for a project or type of project authorized by the legislature and approved by the Commissioner of Education.

For school construction projects approved during the 1997 legislative session and thereafter, the State pays the costs of its share of construction projects on a progress payment basis during the construction period. Each year the legislature authorizes grant commitments which vary in amounts from year to year. The State has authorized new school construction grant commitments of approximately $400 million which were slated to take effect in the 2009-10 fiscal year. As of June 30, 2009, the Commissioner estimated that grant obligations under this program were approximately $2,450 million which included approximately $6,900 million in grants approved as of such date less payments already made of $4,450 million.

Prior to 1997, the grant program was conducted differently. For certain school projects, grants for construction costs are paid to the cities, towns and districts in installments which correspond to the number and time of principal payments due on municipal bonds, or temporary notes renewed for a third or subsequent year, issued to finance project costs. If a project is fully paid from sources other than borrowing, such grants are paid in five annual installments. Grants in support of interest payments correspond to the number and time of such interest payments. As of June 30, 2009, under the grant program prior to 1997 the State is obligated to various cities, towns and regional school districts for approximately $314 million in aggregate principal installment payments and $57 million in aggregate interest subsidies, for a total of $371 million. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under this program.

The legislature has authorized bonds for both grant programs based on the amount of grants that the Commissioner of Education estimates will be paid during each fiscal year. Since there is generally a lapse of one or more years from the time grant commitments are approved to the time grant payments are required to be made, the amount of unpaid grant commitments will be significantly greater than the amount of bonds authorized to fund the grant commitments.

The General Assembly passed and the Governor signed Public Act No. 10-148 which authorizes new school construction grant commitments of $427.5 million to take effect for the 2010-11 fiscal year.

Other Contingent Liabilities

The Connecticut Lottery Corporation (the “Corporation”) was created in 1996 as a public instrumentality of the State to operate the State’s lottery pursuant to the Connecticut Lottery Corporation Act (the “CLC Act”). The State and the Corporation purchase annuities under group contracts with insurance companies which provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the Corporation all annuities purchased by it and the Corporation has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. Under the CLC Act, the termination of the Corporation would not affect any outstanding contractual obligation of the Corporation and the State would succeed to the obligations of the Corporation under any such contract. As of June 30, 2009, the current and long-term liabilities of the Corporation totaled $251.34 million.

Pension and Retirement Systems

State Employees’ Retirement Fund. The State Employees’ Retirement Fund is one of the systems maintained by the State with approximately 53,068 active members, 1,632 inactive (vested) members and 39,617 retired members as of June 30, 2009. Generally, employees hired before July 1, 1984 participate in the Tier I plan, which includes employee contributions. As of July 1, 2009, approximately 12% of the total work force was covered under the Tier I Plan. Other employees generally participate in the Tier II plan, which is non-contributory and provides somewhat lesser benefits. As of July 1, 2009, approximately 40% of the total work force was covered under the Tier II plan. Employees hired after July 1, 1997 participate in the Tier IIA plan, which requires contributions from its employee members. As of July 1, 2009, approximately 48% of the total work force was covered under the Tier IIA Plan.

As of October 5, 2010, since the fiscal year ended June 30, 1979, payments into the State Employees’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years ended June 30, 2004 and June 30, 2009, have been sufficient to meet benefits paid from the fund in such year. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds. State contributions to the fund are made monthly on the basis of transfers submitted by the Office of the State Comptroller.

As of October 5, 2010, the most recent actuarial valuation dated November 2008 indicated that, as of June 30, 2007, the State Employees’ Retirement Fund had assets with an actuarial value of $9,585.0 million and as of June 30, 2008, the State Employees’ Retirement Fund had assets with an actuarial value of $9,990.2 million. The market value of the fund’s investment assets, as reported in the actuarial valuation, was $10,041.0 million as of June 30, 2007 and was $9,329.1 million as of June 30, 2008. As of October 5, 2010, the next actuarial valuation was anticipated to be completed in November 2010.

As of June 30, 2009, the market value of the fund’s investment assets was $7,320.8 million. As of June 30, 2010, the market value of the fund’s investment assets was $7,789.6 million. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions.

The November 2008 actuarial valuation was based upon an 8.25% earnings assumption and the impact of phasing in an approximately 4.8% negative return on plan assets for the fiscal year ended June 30, 2008.

The November 2008 actuarial valuation indicated that as of June 30, 2008 the State Employees’ Retirement Fund had a funded ratio of 51.9% based on the actuarial value of the assets. Based on a market value of assets, the State Employees’ Retirement Fund had a funded ratio of 48.5% as of the same date.

The November 2008 actuarial valuation uses an amortization method that calculates the annual amortization payments needed to amortize the State Employees’ Retirement Fund’s unfunded actuarial accrued liability (“UAAL”) based on level percentage of payroll payments over a declining period of years, starting with 40 years as of July 1, 1991 for the contribution for the fiscal year beginning July 1, 1992. While this method of funding is projected to lead to full funding by the end of the amortization period, the repayment of the UAAL is not level. Because of this, even if the State were to contribute the full amount of the actuarially recommended contributions and all other actuarial assumptions were met, the UAAL for the State Employee’s Retirement Fund would continue to grow during at least the first half of the initial amortization period. Further, two collective bargaining agreements with the State Employees Bargaining Agency Coalition (“SEBAC”) negotiated in 1996 and 1997 designed to take advantage of sizable market gains in plan assets at the time, have the effect of further extending the period that the UAAL is expected to increase. After that, the actuarial recommended contributions are expected to have grown to levels sufficient to fund significant reductions in the UAAL for the remainder of the amortization period, bringing the plan to full funding. As of October 2010, the State was in year 18 of an initial 40 year amortization period.

The November 2008 actuarial valuation determined the following employer contribution requirements, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet Governmental Accounting Standards Board (“GASB”) standards: (i) $897.4 million for the fiscal year ending June 30, 2010, and (ii) $944.1 million for the fiscal year ending June 30, 2011. The annual contribution requirements for fiscal years ending June 30, 2010 and June 30, 2011 include amounts which may be required pursuant to the Connecticut Supreme Court’s decision in the case of Longley v. State Employees Retirement Commission which requires that the plaintiffs’ final pro-rated longevity payment be included in the earnings calculations for purposes of calculating their retirement incomes. The State met 99.25% of its annual contribution requirement for the fiscal year ended June 30, 2008 and 92.85% of its annual contribution requirement for the fiscal year ended June 30, 2009. To meet the State’s annual contribution requirements for fiscal years ending June 30, 2010 and June 30, 2011, $713.0 million and $745.8 million, respectively, have been appropriated from the General and Special Transportation Funds. The appropriation for the fiscal year ended June 30, 2010 was reduced by $64.5 million as part of the Mid-Term Budget Adjustments. Based on projections by the Office of Policy and Management, it was anticipated that contributions to the fund for the fiscal year ending June 30, 2010 from grant reimbursements from Federal and other funds would be sufficient to meet all but approximately $12.0 to $13.0 million of the annual contribution requirement. The appropriation for the fiscal year ending June 30, 2010 was further reduced by $100.0 million as part of the deficit mitigation plan for the fiscal year ending June 30, 2010.

For periods ended June 30, 2009, the Treasurer realized annualized net returns on investment assets in the State Employees’ Retirement Fund of 6.73% over the past twenty years, of 6.85% over the past fifteen years, of 2.91% over the past ten years and of 2.20% over the past five years. These annualized net returns reflect the impact of the negative return on investment assets resulting from the downturn in the financial markets during the fall of 2008. For periods ended June 30, 2010, the Treasurer realized annualized net returns on investment assets in the State Employees’ Retirement Fund of 7.08% over the past twenty years, of 6.71% over the past fifteen years, of 2.89% over the past ten years and of 2.66% over the past five years.

As of October 5, 2010, the next actuarial valuation of the State Employees’ Retirement Fund was expected in November 2010.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of the State, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2009, there were 64,242 active and former employees with accrued and accruing benefits, 30,142 retired members and 330 members on disability allowance. As of June 30, 2010, there were 63,608 active and former employees with accrued and accruing benefits, 30,913 of whom were retired members and 283 of whom were members on disability allowance.

As of October 5, 2010, since the fiscal year ended June 30, 1979, payments into the Teachers’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years ended June 30, 2004, June 30, 2005 and June 30, 2009, have been sufficient to meet benefits paid from the fund in such year. Contributions to the fund are made by employees and by General Fund appropriations from the State. State contributions to the fund are made quarterly on the basis of certifications submitted by the Teachers’ Retirement Board and are funded with annual appropriations from the General Fund.

As of October 5, 2010, the most recent actuarial valuation dated November 12, 2008 indicated that the Teachers’ Retirement Fund had assets, inclusive of the cost-of-living adjustment reserve account, with an actuarial value of $12,762.2 million as of June 30, 2007 and $15,271.0 million as of June 30, 2008. The market value of the fund’s investment assets, as reported in the actuarial valuation, was $13,744.8 million as of June 30, 2007 and $14,551.5 million as of June 30, 2008. As discussed more fully below, in April 2008 the State deposited $2.0 billion to the Teachers’ Retirement Fund.

As of June 30, 2009, the market value of the fund’s investment assets was $11,396.7 million. As of June 30, 2010, the market value of the fund’s investment assets was $12,273.6 million. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions.

The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70% based on the actuarial value of the assets. Based on a market value of assets, the Teachers’ Retirement Fund had a funded ratio of 67% as of the same period.

The November 2008 actuarial valuation uses an amortization method that calculates the amortization payment for the Teachers’ Retirement Fund’s unfunded actuarial accrued liability, that is included in the actuarially recommended employer contribution requirement rate of contribution based on a level percentage of payroll payments over a declining period of years, starting with 40 years as of July 1, 1991 for the contribution for the fiscal year beginning July 1, 1992. However, effective July 1, 2006 the GASB requirement for the net effective amortization period decreased to 30 years. The net effective amortization period for the computed State contribution amounts for the fiscal years ending June 30, 2010 and June 30, 2011 is 29.2 years. While this method of funding is projected to lead to full funding by the end of the amortization period, the repayment of the UAAL is not level. Because of this, even if the State were to contribute the full amount of the actuarially recommended contributions and all other actuarial assumptions were met, the UAAL for the Teachers’ Retirement Fund would continue to grow during at least the first half of the initial amortization period. After that, the actuarial recommended contributions are expected to have grown to levels sufficient to fund significant reductions in the UAAL for the remainder of the amortization period, bringing the plan to full funding.

For periods ended June 30, 2009, the Treasurer realized annualized net returns on investment assets in the Teachers’ Retirement Fund of 6.88% over the past twenty years, of 6.85% over the past fifteen years, of 3.12% over the past ten years and of 2.55% over the past five years. These annualized net returns incorporate the negative return on investment assets resulting from the general market downturn during the fall of 2008. For periods ended June 30, 2010, the Treasurer realized annualized net returns on investment assets in the Teachers’ Retirement Fund of 7.22% over the past twenty years, of 6.90% over the past fifteen years, of 3.10% over the past ten years and of 2.99% over the past five years. The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70.1% on an actuarial value basis.

The actuarial valuation dated November 29, 2006 determined the following employer contribution requirements, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet GASB standards: (i) $518.6 million for the fiscal year ending June 30, 2008, and (ii) $539.3 million for the fiscal year ending June 30, 2009. The State met its annual contribution requirement for fiscal years ended June 30, 2008 and June 30, 2009. The actuarial valuation dated November 12, 2008 determined the following employer contribution requirements, which are sufficient to meet GASB standards: (i) $559.2 million for the fiscal year ending June 30, 2010, and (ii) $581.6 million for the fiscal year ending June 30, 2011. To meet the State’s annual contribution requirements for fiscal years ending June 30, 2010 and June 30, 2011, $559.2 million and $581.6 million, respectively, have been appropriated. Based upon the results of the November 2008 actuarial valuation and adjusted solely by information available on the Teachers’ Retirement Fund’s investment experience for the two year period ended June 30, 2010, actuaries for the Teachers’ Retirement Fund estimated the State’s annual required contribution for the fiscal years ending June 30, 2012 and June 30, 2013 would be $716.3 million and $744.9 million, respectively. The analysis is not a full actuarial valuation as the gains and losses due to the non-investment related experience of the Teachers’ Retirement Fund (e.g. retirements, salary increases, mortality, etc.) since the prior valuation have not been measured. As of October 5, 2010, such amounts had not yet been included in adopted budgets by the State as budgets for these years were not yet due. Public Act No. 07-186, which deems these amounts appropriated, is discussed below. The actuarial valuation was based upon an 8.50% earnings assumption.

As of October 5, 2010, the next actuarial valuation of the Teachers’ Retirement Fund was expected in November 2010.

Public Act No. 07-186 authorized the issuance of general obligation bonds (“TRF Bonds”) of the State in amounts sufficient to fund a $2.0 billion deposit to the Teachers’ Retirement Fund plus amounts required for costs of issuance and up to two years of capitalized interest. In April 2008, the State issued $2,276,578,270.75 of such bonds.

Section 8 of Public Act No. 07-186 provides that in each fiscal year that any TRF Bonds (or any refunding bonds) are outstanding, there shall be deemed appropriated from the General Fund an amount equal to the annual required contribution to the Teachers’ Retirement Fund, and such amount shall be deposited in the fund in such fiscal year.

The statutory provisions which govern pension benefits payable from the Teachers’ Retirement Fund include certain cost of living adjustments. Public Act No. 07-186 added a provision limiting cost-of-living adjustments for employees hired after July 1, 2007, but also removed a statutory provision which subjected certain annual cost of living adjustments in pension benefits to a limit based on funds available from earnings on fund investments which exceeded an 11.5% return. Such excess earnings were held in the cost-of-living adjustment reserve account until applied to provide for cost of living adjustments. Although there are other statutory limits on the cost of living adjustments, it is anticipated that the removal of the limit based on available earnings which exceeded an 11.5% return will cause an increase in the aggregate actuarial accrued liability of the fund. One preliminary report estimated that these changes could increase the unfunded actuarial accrued liability by approximately $1.0 billion. This preliminary estimate was based on various assumptions and no assurance could be given that subsequent projections or the next actuarial report would not result in a higher or lower estimate.

Social Security and Other Post-Employment Benefits. As of June 30, 2009, approximately 59,308 State employees were entitled to Social Security coverage. The amount expended by the State for Social Security coverage for the fiscal year ended June 30, 2009 was $309.9 million. Of this amount, $227.4 million was paid from the General Fund and $14.5 million was paid from the Special Transportation Fund.

The State provides post-retirement health care and life insurance benefits to all employees who retire from State employment. As of October 5, 2010, the State finances the cost of such benefits on a pay-as-you-go basis. The State has established a trust for the accumulation of assets with which to pay post-retirement health care benefits in future years. All employees hired on or after July 1, 2009 are required to contribute 3% of salary through their tenth year of service, to be deposited into the post-retirement health care benefits trust. Commencing July 1, 2010, employees with less than five years of service are required to contribute 3% of salary through their tenth year of service, to be deposited into the trust. It is anticipated that contributions to the trust in fiscal years ending June 30, 2010 and June 30, 2011 will be completely expended on current benefit expense and thus the State did not fully provide for post-retirement health care and life insurance benefits in these years. The State will need to make significant General Fund appropriations for post-retirement health care and life insurance benefits in upcoming fiscal years. For the fiscal year ending June 30, 2010 $482.9 million was appropriated. As of October 5, 2010, the State had not established any fund for the accumulation of assets with which to pay post-retirement life insurance benefits in future years.

Implementation of GASB Statement No. 45 regarding accounting and financial reporting for post-employment benefits other than pensions requires the State to obtain an analysis of the unfunded actuarial accrued liability of such post-retirement health care and life insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for the fiscal year ending June 30, 2008. The State received an actuarial report dated March 2007 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System. The actuarial liability is determined directly as the present value of benefits accrued to date, where the accrued benefits for each member is the pro-rata portion (based on service to date) of the projected benefit payable at death, disability, retirement or termination. The report indicated an other post-employment benefit (“OPEB”) actuarial accrued liability as of April 1, 2006 estimated to range from $11.4 billion to $21.7 billion. The amounts depend upon various assumptions including those with respect to medical cost inflation rates, the establishment of a trust to fund those liabilities, the amount of initial and annual amounts deposited in such a trust and discount rates. The report used discount rates ranging from 4.5% to 8.5%. The amount of the annual required contribution under these various assumptions ranged from $1.0 billion to $1.6 billion for the fiscal year ended June 30, 2007, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. Additional assumptions were also tested for sensitivity analysis which produced different results. The annual required contribution included the cost for both current eligible employees and retirees.

The State received an interim actuarial valuation dated February 16, 2009 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System, based upon the stated assumptions of the March 2007 actuarial report but reflecting actual increases in the State’s medical and dental costs between April 1, 2006 and June 30, 2008. The report indicates an OPEB actuarial accrued liability as of June 30, 2007 of up to $23.1 billion and a projected actuarial accrued liability as of June 30, 2008 of up to $24.6 billion on an unfunded basis with no valuation assets available to offset the liabilities of the plan. The interim actuarial valuation determined an employer contribution requirement for the fiscal year ending June 30, 2008 of up to $1.66 billion on an unfunded basis, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. The State paid $458.4 million for eligible employees and $415.4 million for retirees for health care costs in the fiscal year ended June 30, 2007. The State paid $480.0 million for eligible employees and $468.8 million for retirees for health care costs in the fiscal year ended June 30, 2008. The State paid $521.9 million for eligible employees and $454.6 million for retirees for health care costs in the fiscal year ended June 30, 2009.

In June 2010, the State received the preliminary results of a valuation performed as of April 1, 2008 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System. The preliminary report indicates an OPEB actuarial accrued liability as of April 1, 2008 of $26.6 billion on an unfunded basis and $14.0 billion on a funded basis. The actuarial valuation determined the amount of the annual required contribution for the fiscal year ending June 30, 2009 to be $1.94 billion on an unfunded basis, based on a projected unit credit actuarial cost method and level percent-of-payroll amortization over 30 years. Since these numbers are preliminary they are subject to adjustment in the final report. It should also be noted that because of the April 1, 2008 valuation date these results do not reflect the impact of the 2009 retirement incentive program or the SEBAC 2009 mandatory OPEB contribution of 3% of salary by certain employees, as noted above. The next valuation is expected to take these changes into account. In addition, several assumptions were revised from the last actuarial valuation performed as of April 1, 2006. Due to the normal passage of time, based on the prior assumptions, it was expected that the actuarial accrued liability would increase by approximately 15% ($3.2 billion on an unfunded basis) from April 1, 2006 to April 1, 2008.

The State is required to make General Fund appropriations to the Teachers’ Retirement Fund to cover one-third of retiree health insurance costs plus any portion of the balance of such costs which is not funded from the amounts available in the Teachers’ Retirement Health Insurance Fund. Legislation which became effective on July 1, 1998 generally requires the State to subsidize the health insurance costs of retired teachers who are not members of the Teachers’ Retirement Board’s health benefit plan in a manner consistent with its prior practice of subsidizing the health insurance costs of those retired teachers who were members of the Board’s health benefit plan. Legislation which became effective on July 1, 2008 generally requires the State to subsidize a portion of the health insurance costs of retired teachers who have attained normal retirement age, are ineligible to participate in Medicare Part A and pay to participate in local board of education retiree health benefit plans. As of October 5, 2010, no General Fund appropriations to the Teachers’ Retirement Fund to cover retiree health insurance costs had been made for fiscal years ending June 30, 2010 and June 30, 2011. The Teachers’ Retirement Board is monitoring the impact of the reduction in levels of State funding for fiscal years ending June 30, 2010 and June 30, 2011. Fund assets do not constitute plan assets for purposes of GASB Statements Nos. 43 and 45 and for actuarial valuation purposes fund assets are not treated as valuation assets available to offset the accrued liability of the plan. Since July 1, 1994, retiree health benefits have been self-insured.

Implementation of GASB Statement No. 45 requires the State to obtain an analysis of the unfunded actuarial accrued liability of such retiree health insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for the fiscal year ending June 30, 2008. The Teachers’ Retirement Board has received an actuarial valuation of the State’s liability with respect to post-retirement health care benefits for members of the Teachers’ Retirement Fund. The actuarial liability is determined directly as the present value of benefits accrued to date, where the accrued benefits for each member is the pro-rata portion (based on service to date) of the projected benefit payable at death, disability, retirement or termination. The report indicates an actuarial accrued liability as of June 30, 2008 of $2,318.8 million on an unfunded basis, based upon certain stated assumptions including a 4.5% earnings assumption and a 30 year amortization period and no valuation assets available to offset the liabilities of the plan. The actuarial valuation determined a $116.7 million employer contribution requirement for the fiscal year ending June 30, 2009 and $121.3 million for the fiscal year ending June 30, 2010, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions. The State paid $20.7 million for post-retirement health insurance costs for the fiscal year ended June 30, 2008. The valuation noted that if the plan were prefunded the actuarial accrued liability as of June 30, 2008 would be reduced to $1.52 billion based on a 7.5% earnings assumption, which would result in a $67.9 million employer contribution requirement for the fiscal year ending June 30, 2009.

The State did not contribute any funds to the Teachers’ Retirement Health Insurance Fund in the fiscal year ended June 30, 2010.

LITIGATION

The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. The final outcomes of most of these legal proceedings are not, in the opinion of the Attorney General, either individually or in the aggregate likely to have a material adverse impact on the State’s financial position.

There are, however, several legal proceedings which, if decided adversely against the State, either individually or in the aggregate may require the State to make material future expenditures or may impair revenue sources. It is not possible to determine the impact that the outcomes of these proceedings, either individually or in the aggregate, could have on the State’s financial position. Among these proceedings, an adverse judgment in the matters described below, in the opinion of the Attorney General, individually could have a fiscal impact on the State of $15 million or more.

Sheff v. O’Neill is a Superior Court action originally brought in 1989, on behalf of school children in the Hartford school district. In 1996, the State Supreme Court reversed a judgment the Superior Court had entered for the State, and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision.

In December 2000, the plaintiffs filed a motion seeking to have the Superior Court assess the State’s compliance with the State Supreme Court’s 1996 decision. Before the Court ruled upon that motion the parties reached a settlement agreement, which was deemed approved by the General Assembly and approved by the Superior Court on March 12, 2003. That agreement obliged the State over a four year period to, among other things, open two new magnet schools in the Hartford area each year, substantially increase the voluntary inter-district busing program in the Hartford area, and work collaboratively with the plaintiffs in planning for the period after the four year duration of the proposed order. That agreement expired in June 2007, and the anticipated costs of that agreement have been expended.

On August 23, 2006, the City of Hartford moved to intervene in the case, and on January 4, 2007, the Court granted that motion. On July 5, 2007, the plaintiffs filed a motion for an order to enforce the judgment and to order a remedy, alleging that the State remained in material non-compliance with the Sheff mandate. In November 2007 the Superior Court began a hearing on the plaintiffs’ motion, and in January 2008 completed that hearing. As of February 24, 2010, a decision remained pending.

On April 4, 2008, a tentative settlement between the plaintiffs and the State requiring the State to comply with defined benchmarks over a period of time was presented to the legislature in accordance with Section 3-125a of the Connecticut General Statutes. The legislature approved the settlement on May 4, 2008 and the court approved it on June 12, 2008. Thereafter, the City of Hartford also agreed to settle with the parties. The court approved this settlement by stipulation on August 28, 2008. Under these settlements and court orders, the State has ongoing obligations to work toward certain enumerated goals aimed at reducing racial, ethnic and economic isolation in the Hartford public schools, as detailed in the orders themselves.

On December 9, 2009, the plaintiffs filed a motion for breach of the 2008 agreement claiming that the State failed to meet a benchmark for placement of students in reduced isolation educational settings. In light of this alleged breach, they sought appointment of a special master “to ensure prompt and complete compliance” with the stipulation. On February 23, 2010, the trial court denied the plaintiffs’ motion. A motion for reconsideration of that ruling was denied.

State Employees Bargaining Agent Coalition v. Rowland is a Federal District Court case in which a purported class of laid off State employees have sued the Governor and the Secretary of the Office of Policy and Management alleging that they were laid off in violation of their constitutional rights. The plaintiffs claim back wages, damages, attorneys’ fees and costs. The defendants moved to dismiss the action based on absolute immunity, and that motion was denied on January 18, 2005. The defendants appealed that decision to the U.S. Court of Appeals. On July 10, 2007, the U.S. Court of Appeals remanded the case back to the District Court for trial. The defendants subsequently moved for summary judgment on all remaining claims. As of October 5, 2010, that motion remained pending. The same purported class has brought related state law claims in State Court under the caption Conboy v. State of Connecticut. On October 20, 2006, the Superior Court in Conboy v. State of Connecticut denied the State’s motion to dismiss, and the State appealed. The appeal was denied and the case has been remanded to the trial court for further proceedings. By agreement of the parties, proceedings in the state court action have been stayed pending disposition of the federal court action.

State of Connecticut v. Philip Morris, Inc., et al., is the action that resulted in the 1998 Master Settlement Agreement (“MSA”), through which Connecticut and fifty-one other states and territories resolved their claims against the major domestic tobacco manufacturers. The Connecticut Superior Court retains continuing jurisdiction over disputes involving the MSA. From 2004 through 2008, the State was engaged in litigation against several tobacco companies that participate in the MSA regarding the calculation of the companies’ payments to the State for the year 2003. The litigation focused on whether the parties’ payment dispute must be decided by the state courts or by an arbitration panel. In December 2008, the Connecticut Supreme Court sided with the tobacco companies and ruled that the MSA requires all aspects of the payment dispute to be arbitrated. The State has indicated that if an arbitration results in a decision adverse to the State, that determination would likely reduce or eliminate the State’s MSA payments for 2004 and possibly even subsequent years.

In Connecticut Coalition for Justice in Education Funding et al. v. Rell, et al., brought in Hartford Superior Court, the plaintiffs are a non-profit coalition comprised of parents, teachers, school administrators and educational advocates, as well as several parents on behalf of their minor children who reside in selected rural, suburban and urban municipalities in the State. Purporting to represent a class of similarly situated students in selected school districts, plaintiffs claim the students’ State constitutional rights to a free public education under Article VIII, Section 1, equality of rights under Article I, Section 1 and equal protection of the laws under Article I, Section 20 are being violated by the alleged inequitable and inadequate financing of their schools by the State. In particular, plaintiffs claim for a variety of reasons that the State’s primary statutory mechanism for the distribution of State aid for public schools currently fails to ensure both substantially equal educational opportunities and a suitable education for these students, as purportedly reflected by both the educational challenges they face and their poor performance on state standardized measures. The action seeks a declaratory judgment from the Court, an injunction against the operation of the current system, an order that a new system be devised, the appointment of a special master to oversee such activities, continuing Court jurisdiction and attorney fees and costs under 42 United States Code Section 1983, on the grounds that minority students have been disproportionately impacted. The court ruled that the Coalition, as opposed to the other plaintiffs, lacks legal standing to pursue the claims. The plaintiffs sought to replead to overcome the impact of this ruling. The defendants have moved to strike the plaintiffs’ claims for a “suitable” education under the State Constitution. On September 17, 2007, the Superior Court issued a ruling granting the State’s motion to strike three counts of the plaintiffs’ complaint. After the Court’s ruling, one count of the plaintiffs’ complaint remains, alleging that the plaintiffs have been denied substantially equal education opportunity in violation of the State constitution. The State did not move to strike that count. The plaintiffs sought and obtained permission to appeal immediately to the Connecticut Supreme Court. On March 30, 2010, a plurality of the Supreme Court reversed the trial court, ruled that the State Constitution guarantees public school students a right to suitable educational opportunities and remanded for a determination of whether such opportunities are being provided. As of October 5, 2010, the Court had recently established a schedule for discovery and scheduled a trial to commence in 2014.

Since 1991, the State Department of Children and Families has been operating under the provisions of a federal court-ordered consent decree in the Juan F. v. Weicker case. In October 2003, the State entered into an agreement with the Juan F. Court Monitor and lawyers representing the plaintiff class of children in the child welfare system designed to end judicial oversight of the agency by November 2006. The agreement was approved and ordered by the court. The agreement included the establishment of a Transition Task Force, which included the Juan F. Court Monitor, who was given full and binding authority to develop an Exit Plan. The Court Monitor’s Exit Plan includes an open-ended funding provision (virtually identical to that contained in the consent decree). The State has objected to this provision of the Exit Plan, which was adopted by the court in December 2003, claiming in part that the Exit Plan requires the State to provide open-ended funding to implement the plan which could violate the State’s constitutional cap on spending. On February 10, 2004, the court denied the State’s request to reconsider the funding provision. In 2005, the Court entered orders that ended the Transition Task Force and revised the monitoring order, but left in place the open-ended funding provision. The State has indicated that, as of February 24, 2010, it was working to meet the requirements of the Exit Plan. By letter dated May 5, 2008, the plaintiffs notified the defendants and the Court Monitor of their view that the defendants “are in actual or likely noncompliance” with two provisions of the revised monitoring order. Pursuant to the order, the parties had to engage in a period of mediation, after which the Court, if there were no negotiated resolution, could make findings and issue orders. As a remedy, the plaintiffs requested the appointment of a limited receiver tailored to address the defendants’ performance regarding the two identified provisions. On July 17, 2008, the Court approved a stipulation by the parties resolving the plaintiffs’ claims of noncompliance with these two provisions. On August 17, 2010, the court ruled that children receiving voluntary services—a program permitting parents to obtain services for disabled children without relinquishing custody—are included in the Juan F. class and entered an order prohibiting cessation of new admissions to the program. As of October 5, 2010, a motion for reconsideration of that ruling was pending. The State has continued to work with the plaintiffs and the Court Monitor to meet the requirements of the Exit Plan. On April 13, 2010, the State moved to vacate the Consent Decree and the Exit Plan, arguing that DCF had substantially complied with their provisions and that further judicial oversight is, therefore, unwarranted. That motion has been opposed by plaintiffs and the Child Advocate, acting as amicus curiae, and, as of October 5, 2010, remained pending.

While the various cases described in this paragraph involving alleged Indian Tribes do not specify the monetary damages sought from the State, the cases are mentioned because they claim State land and/or sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. The plaintiff group in one of the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull and Orange. In June of 2004, the Federal Bureau of Indian Affairs denied recognition to the alleged Golden Hill Paugussett Tribe of Indians. The alleged Tribe filed an appeal with the United States Secretary of Interior, and that appeal was dismissed on March 18, 2005. On November 30, 2006, the federal district court dismissed the Golden Hill Paugussett’s land claims. The Golden Hill Paugussett Tribe appealed the dismissal to the U.S. Court of Appeals for the Second Circuit, and on September 10, 2007 that appeal was dismissed. As of February 24, 2010, the Golden Hill Paugussett Tribe had not appealed the denial of its petition seeking federal recognition, but has until March 2011 to do so. An additional suit was filed by the alleged Schaghticoke Tribal Nation claiming ownership of privately and town held lands in the Town of Kent. The State is not a defendant to that action. In February 2004, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Schaghticoke Tribal Nation. The State appealed that decision to the Federal Department of Interior Board of Appeals, which on May 13, 2005 vacated the determination and remanded the matter to the Federal Bureau of Indian Affairs for reconsideration. On October 12, 2005, the Federal Bureau of Indian Affairs declined to acknowledge the Schaghticoke Tribal Nation, and the alleged Tribe appealed that decision to the United States District Court. The District Court dismissed the appeal on August 22, 2008, and the Schaghticoke Tribal Nation appealed that decision to the U.S. Court of Appeals for the Second Circuit. The land claims have been stayed pending the resolution of the federal recognition matter. On October 19, 2009, the Court of Appeals denied the appeal and affirmed the District Court’s ruling. The Schaghticoke Tribal Nation filed a petition for writ of certiorari with the U.S. Supreme Court seeking review of the Court of Appeals’ decision, which, as of October 5, 2010, was pending. In June 2002, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Historic Eastern

Pequot tribe. The State appealed the decision to the Federal Department of the Interior Board of Appeals, which on May 13, 2005 vacated the determination and remanded the matter to the Federal Bureau of Indian Affairs for reconsideration. On October 12, 2005, the Federal Bureau of Indian Affairs declined to acknowledge this group as an Indian tribe. As of February 24, 2010, the Pequot Tribe had not appealed this decision, but has until October 2011 to do so. It is possible that other land claims could be brought by other Indian groups, who have petitioned the Federal Government for Federal recognition. In any of the land claims matters, irrespective of whether federal recognition is granted, denied or upheld, a particular tribe could institute or renew land claims against the State or others, or press the claims it has already asserted.

The White Oak Corp. has brought demands for arbitration against the State of Connecticut, Department of Transportation (“DOT”), pursuant to State statute, alleging breaches of contract in connection with both the Tomlinson Bridge construction project in New Haven and a separate construction project in Bridgeport. In December of 2005, the American Arbitration Association ruled against White Oak in the Tomlinson Bridge construction project, rejecting their claim for $90 million and instead awarded DOT damages in the amount of $1.17 million. The Superior Court confirmed the panel’s decision, but White Oak thereafter filed a new demand for arbitration seeking $110 million for delay damages in connection with the same Tomlinson Bridge project. The State sought an injunction on this second demand in light of the rulings in the first demand for arbitration. The Superior Court denied the State an injunction, but on May 20, 2008 the Connecticut Supreme Court reversed and ordered that the Superior Court issue a permanent injunction barring White Oak from pursuing the second arbitration. On November 1, 2009, the arbitration panel released its decision on the Bridgeport Green project in which White Oak was seeking $50 million in damages. The panel rejected White Oak’s claims for damages, but ordered the DOT to pay White Oak $5,343,000 previously held by the agency as liquidated damages, along with $4,903,930 in prejudgment interest on that sum. On November 30, 2009, the State filed an application to modify the arbitration decision with respect to the award of liquidated damages and interest. As of December 7, 2009, White Oak had taken no action to modify, vacate or correct the arbitration decision. Any subsequent judicial appeal from the arbitrators’ final decision is generally limited to jurisdictional issues.

State of Connecticut Office of Protection and Advocacy for Persons with Disabilities v. The State of Connecticut, et al., is an action in Federal District Court brought in February of 2006, on behalf of individuals with mental illness in nursing facilities in the State. The plaintiffs claim that the State has violated the Americans with Disabilities Act by failing to provide services for the identified group in the most integrated setting appropriate to the needs of the qualified individuals. In September 2007, the Court dismissed the plaintiffs’ case for lack of standing, although it left open the ability for proper plaintiffs to replead. On September 8, 2008, the plaintiffs filed an amended complaint adding five nursing home residents as plaintiffs in addition to the Office of Protection and Advocacy for Persons with Disabilities. By ruling and order dated March 31, 2010, the Court denied the defendants’ motions to dismiss the amended complaint and granted the plaintiffs’ motion for class certification. As of October 5, 2010, the Court had recently established a schedule for discovery and anticipated trial date.

Belanger v. State Employees Retirement Commission is a Federal District Court action brought by three retired state employees, claiming that the Commission’s members have breached their fiduciary duties and federal law by failing to apply retroactively to the plaintiffs and to others similarly situated, the recent decision of the Connecticut Supreme Court in Longley v. State Employees Retirement Commission. In Longley, the Court ruled in the case of two retired state employees that the Commission had not properly interpreted and applied State law by failing to add their final, prorated longevity payments to their salary in their final year of employment, for the purpose of calculating their “base salaries” under the State Employees Retirement Act, Connecticut General Statutes § 5-152 et seq. The plaintiffs’ complaint in Belanger also seeks costs and attorneys fees and the plaintiffs have also moved for class certification to include all retired state plan members harmed by the alleged improper calculation. The defendants filed a motion to dismiss the complaint and the plaintiffs filed a motion for class certification. On June 10, 2009, the defendant’s motion to dismiss was granted. Plaintiffs’ motion for reconsideration was denied and no appeal was taken during the appeal period.

Pham v. Starkowski is a class action lawsuit which was filed in the Superior Court on November 30, 2009 seeking to enjoin the Department of Social Services (“DSS”) from terminating the State funded medical assistance for non-citizen’s program (“SMANC”). The SMANC program was established pursuant to State legislative direction to continue providing medical assistance benefits to “qualified aliens” following the enactment of restrictions on eligibility of such aliens in the federal Medicaid program. As a result of budget difficulties, the State legislature directed DSS to substantially eliminate the program. The complaint challenged the section of the DSS budget implementer that substantially repealed the SMANC program and the section of the implementer that clarified the scope of individuals who could be eligible for the State Administered General Assistance medical program. The matter was certified by the court as a class action. The trial court struck down both challenged implementer provisions relying on the equal protection clause in the United States Constitution. The State filed the appeal and requested a stay of the injunction, which motion was denied by the trial court. DSS has estimated that the reinstatement of the program will cost approximately $9.75 million annually. DSS has reinstated individuals onto the SMANC program and reopened the program to new applicants.

Connecticut Association of Health Care Facilities v. Rell. On January 28, 2010, a trade association representing for-profit nursing homes filed a lawsuit in federal court against Governor Rell. The lawsuit alleges that the nursing homes are systemically undercompensated under Connecticut’s Medicaid payment system in violation of the federal Medicaid Act and State and federal constitutional guarantees against the taking of private property without just compensation. The district court granted the defendants’ motion to dismiss with the exception of one count of the complaint and denied the plaintiff’s request for a preliminary injunction. The plaintiff appealed the denial of the preliminary injunction to the Court of Appeals. Briefs have been filed and oral argument was scheduled for September 30, 2010. Although the lawsuit seeks only declaratory and injunctive relief, an adverse ruling requiring substantial modifications to the State’s nursing home Medicaid reimbursement system could have a material fiscal impact on the State.

Computers Plus Center, Inc. and Malapanis v. Department of Information Technology. On January 29, 2010, a State court jury returned a verdict against the Department of Information Technology (“DOIT”) in favor of counter-claim plaintiff Computers Plus Center (“CPC”) in the amount of $18.3 million for breach of due process rights guaranteed by Article First, § 10 of the Connecticut Constitution. DOIT alleged that CPC had failed to provide certain components required by a contract for the purchase of 10,000 computers from CPC. CPC’s counter-claim, essentially one for reputational harm to CPC’s business, arises out of DOIT’s termination of the contract and the denial of CPC’s bids for other computer contracts, as well as press statements and other communications relating to the matter. The trial court reduced the verdict to $1.83 million. Both sides have filed appeals that, as of October 5, 2010, remained pending. The counter-claim plaintiff is challenging the reduction of the verdict, and DOIT is appealing the verdict and award of any damages against it.

* * * * *

ADDITIONAL CONSIDERATIONS

Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

APPENDIX E

ADDITIONAL INFORMATION CONCERNING

NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of certain factors affecting the credit and financial condition of the State of New York (“New York” or the “State”). The sources of payment for New York municipal obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State and certain of its municipalities and public authorities. This summary does not purport to be a complete description and, with the exception of the last paragraph hereof, is derived solely from information provided by the State in official statements relating to financings by certain issuers, including public authorities of the State, the most recent such official statement being dated September 7, 2010, as supplemented as of November 9, 2010. Any estimates of future results and other projections are statements of opinion made by the State in, and as of the date of, such official statements and are subject to risks and uncertainties that may cause actual results to differ materially. None of the funds has independently verified, and the funds are not responsible for, the accuracy, completeness or timeliness of this information, and the funds do not undertake any obligation to update such information. Such information is included herein without the express authority of any New York issuer and is provided without regard to any events that have occurred since the date of the most recent statement.

CURRENT ECONOMIC OUTLOOK

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

The National Economy

The slowdown anticipated in the State’s Division of the Budget’s (“DOB”) Enacted Budget Financial Plan forecast appears to be extending well into the fourth quarter of 2010. With a labor market recovery just getting underway as of November 2010, a shock emanating from euro-zone sovereign debt markets caused the nation’s already fragile credit markets to tighten further, all against a backdrop of ongoing household deleveraging. Equity market prices, as represented by the S&P 500, fell 16 percent between late April and early July and virtually stagnated for the remainder of the summer. Whether acting as a bellwether for the condition of the real economy or operating via a negative wealth effect, the equity market decline coincided with a deceleration in both household spending and labor market growth. Real U.S. GDP growth fell from 3.7 percent in the first quarter of 2010 to 1.7 percent in the second quarter, and is estimated to remain there for the entire second half of the year. As of November 9, 2010, the national economy, as measured by real U.S. GDP, was projected to grow 2.6 percent in 2010, followed by downwardly revised growth of 2.6 percent for 2011.

As distance from the expiration of the Federal homebuyers’ credit increases, the residential housing market’s intrinsic weakness has become increasingly apparent. As of November 9, 2010, DOB expected a double-digit decline in residential fixed investment for the third quarter and a further decline in the fourth quarter, rather than the modest growth that was anticipated in August 2010. Moreover, after a brief rally in the spring before the expiration of the credit, home prices have weakened again, though they remain slightly above November 2009 levels. Consequently, DOB has lowered its projection for private residential fixed investment to a decline of 2.4 percent for 2010, followed by growth of 4.1 percent for 2011.

The housing market’s persistent weakness represents yet another temporary setback for the nation’s labor market, depressing not only the demand for construction workers and building supplies, but also the demand for home appliances and other consumer durables. The softening of aggregate demand during the late spring and summer as the housing market cooled and equity markets languished coincided with a downshift in net private sector job growth, which averaged only 77,000 over the five months from May through September 2010; this was down from an average of 200,000 for the prior two months.

An examination of the recent data provides little indication that a substantial ramp-up in hiring is imminent. Weekly initial claims for unemployment insurance benefits have remained stubbornly near or above 450,000 since the beginning of 2010, although Census worker layoffs and the Federal extended benefits program may be distorting this series’ value as a leading signal. Additional indicators such as growth in average workweek length and the hiring of temporary workers produce very little evidence of accelerating job growth. Therefore, DOB has revised down its near-term labor market outlook, with monthly job gains not expected to return to 200,000 until the middle of 2011, coinciding with a strengthening of domestic demand. As of November 9, 2010, an employment decline of 0.6 percent on an annual average basis was projected for 2010, followed by growth of 1.1 percent for 2011. The unemployment rate projection for 2011 has been revised up to 9.4 percent, but remains unchanged at 9.7 percent for 2010.

U.S. corporate profits experienced strong quarterly growth in 2009 and the first quarter of 2010, led largely by financial corporations. Though financial sector profits fell substantially in the second quarter, and likely fell again in the third, corporate profits overall were stronger than anticipated in the second quarter, led by nonfinancial corporations. Although domestic demand has been generally weak, U.S. nonfinancial firms exporting to emerging markets, particularly in Asia and Latin America, have experienced strong earnings growth, which combined with weak hiring domestically, has buttressed profits. U.S. corporate profits, including the inventory valuation and capital consumption adjustments are now projected to rise a strong 27.9 percent in 2010, followed by 5.8 percent growth for 2011. After a strong September and October 2010, equity markets are expected to resume a slow but steady recovery from the spring’s tumult. The resulting boost to both household financial wealth and the confidence that the recovery is back on track should help buttress household spending going forward.

The weaker outlook for employment, combined with downward revisions to wages and some of the other components of personal income, have resulted in a weaker outlook for income growth. As of November 9, 2010, U.S. personal income growth of 3.1 percent was projected for 2010, followed by growth of 3.3 percent for 2011. With the weak pace of the recovery continuing to keep price growth outside of the volatile food and energy sectors at bay, the Federal Reserve was almost certain to embark upon a further round of quantitative easing following the early November 2010 meeting of Federal Open Market Committee. This action would be expected to keep long-term interest rates low for the near-term. Although record low mortgage rates have failed to spur home sales, they do appear to have generated a strong wave of refinancings as homeowners strive to reduce their debt loads. That relief is also expected to support stronger consumption growth going forward, with real quarterly consumption growth expected to exceed 3 percent for most of 2011. The central bank’s interest rate policy target is like to remain between zero and 0.25 percent until the third quarter of 2011.

While the outlook calls for continued weak growth for the remainder of 2010, support from continued low interest rates, a gradually rising stock market, and continued global growth should bolster consumer spending going into 2011. Healthy corporate earnings, particularly for export oriented firms are expected to return equity markets to a modestly upward path, accompanied by slow but steady employment and income growth. However, there are significant risks to this forecast. Although credit markets have improved substantially since a year ago, households and small businesses continue to have difficulty borrowing and credit continues to contract. The banking system remains fragile and vulnerable to negative shocks. If the labor market recovery should stumble further, household spending growth could be even lower than projected. Although the recent weakening of the U.S. dollar should support continued growth in U.S. exports, threats of currency wars add to global instability. A portion of Federal stimulus spending remains in the pipeline and has supported some job creation in the nonresidential construction sector. But if Federal support for the economy should cease before the private sector has gathered sufficient strength, already struggling state and local governments would have to tighten their belts yet more.

The New York State Economy

The New York State economy appears to have emerged from recession during the first quarter of 2010, and like the nation, experienced a solid first quarter. Strong finance and insurance sector profits for 2009 resulted in a pick-up in securities industry bonuses in the first quarter, with some spillover into the second quarter as well. However, as anticipated in the Enacted Budget forecast, the State was not immune from the loss of momentum that plagued the nation during the spring and summer of 2010. The State Labor Department estimates that private sector employment fell during three of the five months from May through September 2010. Since these losses were in line with expectations, DOB’s forecast for a decline in State employment of 0.3 percent for 2010 remains virtually unchanged. Growth for 2011 has been revised down slightly to 0.8 percent. Private sector jobs are projected to fall 0.4 percent for 2010 and grow 1.2 percent in 2011, again virtually unchanged from the Enacted Budget forecast. With financial markets taking longer to recover from the spring and summer’s volatility than anticipated, DOB has revised down its forecast for State wage growth to 4.5 percent for 2010 and 2.9 percent for 2011.

As of November 9, 2010, the Federal income tax cuts implemented in 2001 and 2003 were scheduled to expire on December 31, 2010, at which point ordinary income tax rates and the rate on capital gains realizations were slated to rise, and dividend income was to return to being taxed as ordinary income. DOB’s November 2010 forecast was predicated on the assumption that high-income taxpayers would behave strategically and shift bonus, dividend, and capital gains realizations income into 2010 to take advantage of the lower rates. That behavior was estimated to result in a significant increase in taxable income for the 2010 tax year. The possibility that the lower rates would be extended represented a risk to the forecast. For example, if marginal tax rates on ordinary income remained constant, and no shifting of bonus income occurred, then New York State wages would be projected to rise only 3.6 percent in 2010 and 4.8 percent in 2011.

All of the risks to the U.S. forecast apply to the State forecast as well, although credit and equity market volatility pose a particularly large degree of uncertainty for New York as the nation’s financial capital. The impact of the Federal financial reform package on the profitability of the State’s finance industry is unknown as of November 2010 and consequently represents a major risk to DOB’s forecast for bonuses and income going forward. Lower bonuses than projected reduce a major segment of income subject to tax as well as cut the level of economic activity generated by the spending of those wages. Similarly, should equity markets fail to grow as anticipated, both financial sector income and taxable capital gains realizations could be negatively affected. These effects would ripple through the State economy, depressing both employment and wage growth. An even weaker labor market than projected could also result in lower wages, which in turn could result in weaker household consumption. In contrast, stronger national and world economic growth, or a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonus growth than projected.

FINANCIAL PLAN RESERVES AND RISKS

The Updated Financial Plan forecast is subject to many complex economic, social, financial, and political risks and uncertainties, many of which are outside the ability of the State to control. DOB believes that the projections of receipts and disbursements in the Financial Plan are based on reasonable assumptions, but there can be no assurance that actual results will not differ materially and adversely from the Updated Financial Plan projections. In recent fiscal years, actual receipts collections have fallen substantially below the levels forecast in the Financial Plan. In response, the State has, among other things, made substantial reductions in planned spending. In 2009-10, the Enacted Budget Financial Plan authorized over $6 billion in reductions from planned spending. In 2010-11, the Enacted Budget Financial Plan includes over $6.3 billion in reductions from planned spending. In addition, the State has imposed substantial reductions in planned spending by State agencies during each of the last three fiscal years. However, large budget gaps are still projected for future years.

The Updated Financial Plan is based on numerous assumptions, including the performance of the national and State economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecast include the impact of Federal statutory and regulatory changes concerning financial sector activities; the impact of Federal tax law changes; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; and the impact of household deleveraging on consumer spending and the impact of that activity on State tax collections.

Other risks include increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health, above the levels anticipated in the Updated Financial Plan; potential disruptions in the municipal bond market that could affect the timing of State bond sales; and litigation against the State, including, but not limited to, potential challenges to the constitutionality of actions authorized in the budget and the outcome of a class action suit alleging discrimination in the administration of a civil service test between 1996 and 2006.

The Updated Financial Plan may be adversely affected by actions taken by the Federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules. For example, all Medicaid claims are subject to audit and review by the Federal government. Most recently, the Federal Centers for Medicaid and Medicare Services (“CMS”) requested additional information pertaining to claims for services provided to individuals in developmental centers operated by the State Office for People with Developmental Disabilities (“OPWDD”). Among other information, CMS requested that the State provide a detailed description of how these daily rates are developed as well as the current upper payment limit demonstration. Although no official audit has commenced and the rates paid for these services are established in accordance with the methodology set forth in the approved State Plan, adverse action by CMS relative to these claims could jeopardize a significant amount of Federal financial participation in the Medicaid program.

There can be no assurance that the budget gaps in the 2010-11 fiscal year or future years will not increase materially from November 2010 projections. If this were to occur, the State would be required to take additional gap-closing actions. These actions may include, but are not limited to, additional reductions in State agency operations; suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other measures. In nearly all cases, the ability of the State to implement these actions requires the approval of the Legislature or other entities outside of the control of the Executive.

The Updated Financial Plan forecast contains specific transaction risks and other uncertainties including, but not limited to, the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels expected in the Updated Financial Plan; and the achievement of cost-saving measures including, but not limited to, administrative savings in State agencies, including workforce management initiatives, and the transfer of available fund balances to the General Fund at the levels projected as of November 2010. Such risks and uncertainties, if they were to materialize, could have an adverse impact on the Updated Financial Plan in the 2010-11 fiscal year.

An additional risk is the cost of potential collective bargaining agreements and salary increases for judges (and possibly other elected officials) that may occur in 2010-11 and beyond, for the period covering 2007-08 through 2010-11. As of November 2010, the current round of collective bargaining agreements were due to expire at the end of 2010-11. The Updated Financial Plan does not include any costs for potential wage increases beyond that point.

For the first time, the Updated Financial Plan includes an initial estimate of potential effects resulting from Federal Health Care Reform Legislation enacted in 2010. Starting in 2010-11 and annually thereafter, these include the loss of State pharmacy rebate revenues resulting from a Federal increase in its share of rebates on drug manufactures. In 2013-14, the State estimates a net benefit associated with expanded Medicaid benefits to newly eligible populations and an enhanced Federal matching rate for certain existing populations beginning in January 2014.

In any year, the Financial Plan is subject to risks that, if they were to materialize, could affect operating results. Other risks and special considerations include the following:

State Cash Flow Projections

State Finance Law authorizes the General Fund to borrow resources temporarily from other available funds in the State’s Short Term Investment Pool (“STIP”) for a period not to exceed four months or to the end of the fiscal year, whichever occurs first. The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller (available balances include money in the State’s governmental funds, as well as certain other money).

Through the first four months of 2010-11, the General Fund used this authorization to meet payment obligations in May, June and July 2010. It is expected that the General Fund will rely on this borrowing authority at times during the remainder of the fiscal year.

As of November 9, 2010, the State had taken actions to maintain adequate operating margins, and expects to continue to do so as events warrant. The State continues to reserve money to make the debt service payments scheduled for each upcoming quarter that are financed with General Fund resources. Money to pay debt service on bonds secured by dedicated receipts, including personal income tax bonds, continues to be set aside as required by law and bond covenants.

With cash management actions, the General Fund ended June 2010 with a negative balance of $87 million. The funds on hand in All Governmental Funds at the end of the month totaled $3.6 billion. The projected General Fund month-end balance for March 2011 is $1,385 million. The projected All Funds month-end balance for March 2011 is $3,576 million. The cash-flow projections for receipts and disbursements take into account statutory payment dates, historical receipts and disbursement patterns, and other information. DOB believes the projections are based on reasonable and prudent assumptions, and, as of November 2010, the State’s current cash position was sufficient to meet current liquidity needs. Cash balances were expected to continue to be relatively low, especially in September, November, and December 2010. It was expected that the General Fund on certain days would continue to borrow from STIP. The State has indicated that DOB will continue to closely monitor and manage the General Fund cash flow during the fiscal year in an effort to maintain adequate operating balances.

Recent Operating Results and Cash Position

As of November 9, 2010, the State’s cash position continued to be a substantial concern. General Fund operating results through September 2010 were marginally unfavorable compared to the Enacted Budget Financial Plan projections, and, as of November 9, 2010, DOB estimated a potential budget gap of $315 million in the 2010-11 fiscal year.

The 2009-10 Enacted Budget provided permanent authorization for the General Fund to borrow resources temporarily from other funds in the State’s STIP for a period not to exceed four months or to the end of the fiscal year, whichever is shorter. Through the first six months of 2010-11, the General Fund used this authorization to meet payment obligations at times in May, June, July, and September 2010, and ended the month of June 2010 with a negative $87 million balance. During certain months of the fiscal year, there may be substantial swings in the level of the General Fund’s daily balance due to the timing of when the State’s General Fund realizes receipts, and when the State’s payment obligations are required to be met. For example, while the State ended the month of June 2010 with a temporary STIP loan balance of $87 million, the State’s General Fund had temporarily borrowed $1.1 billion from STIP at its lowest point during that month. Similarly, while the State ended the month of September 201 with a positive General Fund balance of $2.4 billion, the State’s General Fund temporarily borrowed $1.5 billion from STIP at its lowest point during September 2010.

DOB expects that the General Fund will continue to rely on this temporary borrowing authority at times during the remainder of the fiscal year, with low balances expected during November and December 2010. However, as of November 9, 2010, the current cash flow forecast projects that the General Fund will end each month with a positive balance.

The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller (available balances include money in the State’s governmental funds, as well as certain other money). The available balances on hand in STIP have declined compared to recent years.

The State has indicated that DOB will continue to closely monitor and manage the State’s liquidity position during the 2010-11 fiscal year, which may include temporarily reducing planned payments, and will continue to reserve money in advance of the upcoming quarter of debt service payments that are financed with General Fund resources. Money to pay debt service on bonds secured by dedicated receipts, including personal income tax bonds, continues to be set aside as required by law and bond covenants.

Federal Funding

In enacting the budget, the State faced the risk that the Federal government would not approve an extension of enhanced Federal medical assistance percentage (“FMAP”) funding, as counted on in the Financial Plan. Accordingly, it enacted a statute that provided for automatic reductions to most local assistance payments to cover any difference between the $1.1 billion in savings counted on in the Financial Plan from enhanced FMAP and the actual amount, if any, approved by the Federal government. After enactment of the statute, the Federal government approved an extension of enhanced FMAP, but at a level less than assumed in the Financial Plan. Accordingly, the payment reductions to local assistance spending will take effect, as provided by law.

The Financial Plan may be adversely affected by actions taken by the Federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules. For example, all Medicaid claims are subject to audit and review by the Federal government. Most recently, the Federal CMS requested additional information pertaining to claims for services provided to individuals in developmental centers operated by the Office for People with Developmental Disabilities. Among other information, CMS requested that the State provide a detailed description of how these daily rates are developed as well as the current upper payment limit demonstration. Although no official audit has commenced and the State believes that the rates paid for these services are done in accordance with the approved state plan and all applicable Federal regulations, any adverse action by CMS relative to these claims could jeopardize a significant amount of Federal Medicaid participation in this program.

Labor Settlements

An additional risk is the cost of potential collective bargaining agreements and salary increases for judges (and possibly other elected officials) that may occur in 2010-11 and beyond for the period covering 2007-08 through 2010-11. The Financial Plan includes the costs of a pattern settlement for all unsettled unions, the largest of which represents costs for fiscal years 2009-10 and 2010-11 for the New York State Correctional Officers and Police Benevolent Association (“NYSCOPBA”). There can be no assurance that actual settlements will not exceed the amounts included in the Financial Plan. Furthermore, the current round of collective bargaining agreements expires at the end of 2010-11. The Financial Plan does not include any costs for potential wage increases beyond that point.

Personal Care Audits

The Office of the Inspector General (“OIG”) of the United States Department of Health and Human Services released a June 2009 final audit with regard to Medicaid reimbursement for personal care services in New York City, and released a March 2010 draft audit with regard to Medicaid reimbursement for personal care services in upstate New York. The audits reviewed claims for the period of July 1, 2004 through December 31, 2006. Based upon its review, the OIG is calling for the State to repay an estimated $395 million in Federal Medicaid because payments were not supported with required medical exams and social and nursing assessments. The New York State Department of Health responded to audit findings on October 8, 2009 challenging the audit findings and the appropriateness of recouping Federal funding. The State’s 2010-11 Enacted Budget also included a provision to mitigate the potential financial impact on the State by requiring local governments to contribute towards any repayment of such audits.

Debt Reform Cap

Based on the revised forecasts in the Updated Financial Plan, debt outstanding and debt service costs over the plan period are expected to remain below the limits imposed by the Debt Reform Act of 2000 (the “Debt Reform Act”). However, the available room under the outstanding debt cap is expected to decline from $4.2 billion in 2010-11 to $1.8 billion in 2012-13. The projections represent a decline in projected debt capacity as compared to the Enacted Budget Financial Plan, which estimated that about $2.3 billion in capacity would be available in 2012-13. In part, declines in debt capacity are a product of reduced forecasts for personal income levels. The changes to the debt reform projections over the past two years demonstrate the sensitivity of the cap calculations to volatility in State personal income levels and other economic factors. Measures to further adjust capital spending and debt financing practices are expected to be taken as needed to stay within the statutory limitations.

Secured Hospital Program

The financial position of certain hospitals that are part of the State’s Secured Hospitals Revenue Bond Program has continued to deteriorate. As of November 9, 2010, there were nine hospitals in the program with a total of $628 million in bonds outstanding as of October 31, 2010 and required debt service of $56.7 million due during the balance of State fiscal year 2010-11. In this program, the State is responsible for making debt service payments to bondholders if there are insufficient monies available therefor. The secured hospitals are contractually obligated to fund these payments in the first instance under their loan agreements with the Dormitory Authority. However, three hospitals are delinquent on their payment obligations, including one hospital (North General Hospital) that closed in July 2010 and is not expected to make further payments under its loan agreement to meet its debt service payments on $117 million of debt outstanding. Funds held by the Dormitory Authority in a fund not pledged to bondholders have been used to fund shortfalls to date by those hospitals that have failed to make the necessary debt service payments under their respective loan agreements. However, the resources in this fund are expected to be depleted by fiscal year 2011-12. Therefore, based upon existing circumstances, it may be necessary to use pledged reserve funds and, ultimately, for the State to make payments in the future under a contingent contractual appropriation. The annual debt service payment for the North General Hospital is $12 million annually until fiscal year 2025. Any debt service costs not covered by these delinquent hospitals will be incorporated into the 2011-12 Executive Budget.

Future Budget Gaps

The incremental increases in the General Fund budget gaps identified in recent quarterly updates are largely due to deviations in projected receipts from forecast. The profitability of the financial services sector has traditionally represented a significant driver of General Fund tax receipts for the State. Accordingly, uncertainties surrounding the performance of the financial services sector represent an ongoing risk to the State’s Financial Plan.

However, sustained growth in spending commitments in major programs and activities over the four-year Financial Plan period is a principal contributor to the State’s long-term budget gaps. The State-financed portion of the budget has grown faster than both personal income and inflation over the past ten years, and is projected to do so over the next four years, absent measures to control spending.

Other Financial Plan Risks

The Updated Financial Plan forecast also contains specific transaction risks and other uncertainties including, but not limited to, the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels expected in the Financial Plan; and the achievement of cost-saving measures including, but not limited to, administrative savings in State agencies, including workforce management initiatives, and the transfer of available fund balances to the General Fund at the levels projected as of November 2010. Such risks and uncertainties, if they were to materialize, could have an adverse impact on the Updated Financial Plan.

Finally, there can be no assurance that (1) receipts will not fall below current projections, requiring additional budget-balancing actions in the 2010-11 fiscal year, and (2) the gaps projected for future years will not increase materially from the projections set forth in this appendix.

2010-11 UPDATED FINANCIAL PLAN

During the 2010-11 budget process, the Governor introduced an Executive Budget Financial Plan to eliminate a budget gap for 2010-11 estimated at $7.4 billion, and in February 2010, revised the estimated budget gap upward to $8.2 billion based on an updated forecast of tax receipts and proposed additional gap-closing actions accordingly. In March 2010, the estimated budget gap for 2010-11 had increased to $9.2 billion (requiring additional gap-closing actions) due to further downward revisions to tax receipts, combined with an expected budget shortfall from 2009-10 that would be carried into 2010-11. As the new fiscal year started on April 1, 2010, the State began enacting a series of interim appropriation bills to fund government operations on a short-term basis. While the State Legislature enacted the annual debt service appropriation bill for 2010-11 in March 2010, the Legislature did not complete action on all annual appropriation bills until late June 2010, and did not pass a revenue bill to complete the budget until August 3, 2010.

The State completed action on the 2010-11 budget on August 3, 2010. In accordance with State law, DOB issued the Enacted Budget Financial Plan on August 20, 2010, which reflected the impact of the 2010-11 budget on the multi-year operating forecast.

Before enactment of the 2010-11 budget, the State faced a projected current-services budget gap of $9.2 billion for fiscal year 2010-11.1 The gap included a budget shortfall of $1.65 billion from 2009-10 that was carried forward into 2010-11.2 Over the course of the budget process, the estimated gap for 2010-11 increased from the level estimated in the Executive Budget Financial Plan, mainly due to downward revisions to projected tax receipts. Over the four-year Financial Plan period (2010-11 through 2013-14), the current-service budget gaps totaled an estimated $66 billion.

1	The current-services gap—the gap before reflecting the impact of the Enacted Budget gap-closing plan—represents (a) the difference between the projected level of General Fund disbursements, including transfers to other funds, needed to fund existing and scheduled commitments, adjusted for demand, and the level of resources available to pay for them, plus (b) the projected operating surplus or deficit in the Health Care Reform Act (“HCRA”), which helps finance a number of State health care programs, including a share of the Medicaid program.
2	In practice, the State carried forward the budget shortfall from 2009-10 by not making certain payments that were scheduled in 2009-10 but not due by law until 2010-11. The State did not make payments for school aid and tax refunds planned for the final quarter of 2009-10 until the first quarter of 2010-11.

DOB estimates that the Updated Financial Plan for 2010-11 is balanced on a budgetary (cash) basis of accounting. The budget gap for 2011-12 is projected at $8.2 billion, a decrease of $7.7 billion from the projected gap before enactment of the budget. The gaps for future years total $13.5 billion in 2012-13 and $15.6 billion in 2013-14. The total four-year gap has been reduced by $29 billion, reflecting recurring savings approved in the 2010-11 Enacted Budget. The gap-closing plan includes the recurring value of the Deficit Reduction Plan (“DRP”) approved in December 2009.

The Updated Financial Plan:

•	Reduces spending from the current-services forecast by over $6.4 billion in 2010-11, in both the General Fund and in State Operating Funds;[3]

•

Holds annual spending, as adjusted, at below the rate of inflation in both the General Fund (-1.3 percent) and State Operating Funds (0.1 percent).[4] Annual spending, as adjusted, for local assistance and agency operations[5]—the portion of the budget that can be controlled most effectively in the short-term—is reduced by a combined total of $1.1 billion;

•

Mandates uniform reductions to remaining local assistance payments, with certain limited exceptions, to cover the estimated $280 million shortfall from the $1.1 billion in savings assumed in the gap-closing plan from enhanced FMAP; and

•	Maintains the State’s rainy day reserves at $1.2 billion.

The Updated Financial Plan does not include education aid authorized by the Federal government in August 2010, when the State was selected to receive approximately $700 million through Race to the Top grant awards and approximately $600 million from the Education Jobs Fund. The impact of this aid is expected to be reflected in the second quarterly update to the State’s Annual Information Statement. On September 2, 2010, the Office of the State Comptroller (“OSC”) announced increases to the 2011-12 employer contribution rates for the New York State and Local Retirement System, and revised actuarial assumptions to be used in calculating employer contribution rates. The average contribution rate for the Employees’ Retirement System will increase from 11.9 percent of salaries in 2010-11 to 16.3 percent in 2011-12, and the average contribution rate for the Police and Fire Retirement System will increase from 18.2 percent of salaries to 21.6 percent. The impact on official employer 2011-12 contribution rates should be reflected in the second quarterly update to the State’s Annual Information Statement.

Composition of the Gap-Closing Plan

Under the approved plan, the combined four-year gap (2010-11 through 2013-14) is cut almost in half, declining from $66 billion to $37 billion.

Reductions to current-services spending total over $6.4 billion6 in State Operating Funds and $6.6 billion in the General Fund, constituting nearly 70 percent of the gap-closing plan. The proposed reductions in spending affect nearly every activity financed by State government, ranging from aid to public schools to agency operations to capital expenditures.

3	State Operating Funds combines activity in the General Fund, State-financed special revenue funds, and debt service funds and is intended to measure the portion of the State budget that supports operations (as distinct from capital) and that is financed by State resources (as distinct from Federal aid).
4	Unless otherwise noted, all annual spending estimates have been adjusted to account for the impact of 2009-10 payment deferrals and, in the case of Federal Funds and All Funds, for the timing of Federal American Recovery and Reinvestment Act of 2009 pass-through funding.
5	Agency operations include fixed costs.
6	Includes value of the DRP.

The gap-closing plan includes $1.0 billion in new revenue, including $925 million from tax and fee increases. These tax and fee increases include the temporary suspension of the State sales tax exemption on clothing and footwear priced at less than $110 ($330 million), a $1.60 per pack increase in the cigarette tax, the revenues of which are earmarked to help pay for existing health care expenses ($290 million), a temporary cap on the aggregate tax credit claims for business-related tax credits at $2.0 million per taxpayer annually ($100 million), and a decrease in the percentage of allowable remaining itemized deductions from 50 percent to 25 percent for taxpayers with New York adjusted gross income above $10 million ($100 million). In addition, audit, compliance, and enforcement activities are expected to increase the tax base by approximately $371 million annually. This includes $150 million in cigarette enforcement activities on Native American Reservations, which is subject to litigation.

Non-recurring resources, which comprise 7 percent of the gap-closing actions approved in the Updated Financial Plan, total $660 million.

Impact on Spending

The projections for annual spending growth are affected by both the management of payments at the end of 2009-10 and, in the case of Federal Funds and All Funds spending, by the uncertainties concerning the timing of Federal pass-through aid. The latter consists of Federal American Recovery and Reinvestment Act of 2009 (“ARRA”) stimulus money for a wide range of purposes that provides no gap-closing benefit, but by law must pass through the State’s Financial Plan before it reaches its beneficiary. To avoid the distorting effect of these factors, DOB has adjusted spending to (a) exclude the impact of the deferral of the $2.06 billion end-of-year school aid payment from 2009-10 into 2010-11 and (b) include $2.0 billion in Federal ARRA pass-through spending that was initially expected in 2009-10, but, as of November 9, 2010, is expected to occur in future years.

Adjusted State Operating Funds spending is projected to total $79 billion in 2010-11, an increase of $64 million (0.1 percent) over 2009-10 results. This increase in spending is approximately $1.6 billion below the level that would be permitted under the Governor’s proposed spending cap. Compared to the current-services forecast, adjusted State Operating Funds spending is reduced by $6.4 billion.

The annual spending growth in State Operating Funds is affected by the rapid annual increase in debt service and fringe benefits, which are difficult to control in the short-term due to existing constitutional, statutory, and contractual obligations. Together, these costs are projected to increase by a total of $1.2 billion in 2010-11.

Debt service on State-supported debt is projected to increase by $555 million (11.2 percent) in 2010-11, with approximately 35 percent of the growth due to the restructuring of certain transportation-related debt in 2005 that deferred substantial debt service costs until 2010-11. Overall spending from debt service funds, which includes certain non-personal service spending appropriated in the debt service budget is projected by DOB to increase by nearly $600 million.

Spending on fringe benefits is projected to increase by $603 million, an increase of 14.1 percent. Growth in fringe benefits is due principally to increases in the State’s annual contribution to the New York State and Local Retirement System and the cost of providing health insurance for active and retired State employees. Pension costs are expected to increase by $312 million (27 percent) in 2010-11. This increase is net of $242 million in amortization savings scheduled for 2010-11.

In contrast, spending for local asistance and agency operations, two areas of the budget that are responsive to immediate cost reduction efforts, is expected to decline by $1.1 billion (-1.6 percent) from 2009-10 levels. Annual spending is expected to decline for personal service by $567 million (-5.2 percent), non-personal service by $222 million (-4.5 percent) and for local assistance by $305 million (-0.6 percent).

Explanation of Gap-Closing Plan

The gap-closing plan consists of two parts, the Enacted Budget actions and the recurring impact of the DRP. This section describes the Enacted Budget gap-closing actions.

2010-11 Enacted Budget Actions

The 2010-11 gap-closing actions are organized into three general categories: (a) actions that reduce current-services spending in the General Fund on a recurring basis (“Spending Control”); (b) actions that increase revenues on a recurring basis (“Revenue Actions”); and (c) transactions that increase revenues or lower spending in 2010-11, but that cannot be relied on in the future (“Non-Recurring Resources”).

Spending Control

The Enacted Budget gap-closing plan for 2010-11 focuses foremost on actions that reduce the growth in State spending on a recurring basis. Actions to control spending account for nearly 70 percent of the gap-closing plan and will affect most activities funded by the State. The 2010-11 appropriation and Article VII “language” bills passed by the Legislature, as well as the agency operating reductions, reduced spending by roughly $4.8 billion from current services levels. The Governor’s vetoes further reduced General Fund spending in 2010-11 by $533 million.

In addition, the FMAP contingency bill is expected to reduce local assistance spending by approximately $280 million. This is equal to the difference between the benefit of enhanced FMAP assumed in the amended Executive Budget Financial Plan and the amount ultimately approved by Congress in August 2010.

Local Assistance

Local assistance spending includes financial aid to local governments and nonprofit organizations, as well as entitlement payments to individuals. State Operating Funds spending for local assistance is estimated at $53.6 billion in 2010-11, a decrease of $305 million (-0.6 percent) from 2009-10. The most significant gap-closing actions in local assistance include the following (reductions from the current-services estimate are in parentheses):

•

School aid/lottery aid ($1.7 billion on a State fiscal year basis) by imposing a one-time adjustment to formula-based school aid on a wealth-equalized basis ($1.5 billion); enhancing the operation of the State’s lottery games and VLT facilities (including increased advertising, the extension of operating hours at VLT facilities and the enhancement of the Quick Draw game) to increase lottery revenues for financing school aid, and recognizing an additional $80 million franchise payment for VLT development rights at Aqueduct for a total of $380 million ($180 million).

•

Health Care ($779 million) through cost-containment measures in Medicaid, including eliminating inflation-based adjustments to rates; decreasing managed care premiums; heightening anti-fraud and audit efforts; implementing prior-approval for insurance rate changes; and financing a greater share of Medicaid spending through the Health Care Reform Act (“HCRA”).

In other public health activities, savings result from modifying the payment rates, eligibility standards, and operation of the Early Intervention (“EI”) program; eliminating reimbursement for certain optional services provided through the General Public Health Works (“GPHW”) program, and eliminating or reducing General Fund support for programs that are not related to the Department of Health’s (“DOH”) core mission.

•

Higher Education ($224 million) by reducing State support for State University of New York (“SUNY”) and City University of New York (“CUNY”) senior and community colleges (which is to be partially mitigated by the use of ARRA funding) and reducing TAP program spending by changing eligibility standards and reducing overall grant awards.

•

Local Government Aid ($325 million) by eliminating Aid and Incentive for Municipalities (“AIM”) funding for New York City (2010- 11 only) and Erie County, and by reducing AIM funding to other municipalities by 2 or 5 percent, depending on local reliance on this revenue.

•	School Tax Relief (“STAR”) ($121 million) by reducing the benefit for New York City taxpayers with incomes above $500,000.

•

Human Services ($214 million) by reducing State reimbursement to counties from 63.7 percent to 62 percent for Child Welfare services; reducing or eliminating spending in non-core-mission programs; and rightsizing youth facilities.

•

Education/Special Education/Arts ($142 million) by managing payments for summer school special education costs; using available ARRA funding to help support preschool special education; reducing funding for grants provided by the Council on the Arts; and other measures.

•	Mental Hygiene ($61 million) by reducing Medicaid rates; improving audit and recovery efforts; restructuring service coordination; and delaying community bed development for certain programs.

•

All Other Local Assistance ($173 million) by eliminating subsidies to businesses that provide mental health coverage under Timothy’s Law ($69 million); reducing a planned deposit to the member items fund ($60 million); and a wide range of program reductions in other areas, including criminal justice and economic development.

Impact of Vetoes

DOB estimates the Governor’s vetoes will save $533 million in 2010-11. The Governor’s ability to veto changes in Article VII language bills is arguably limited, in most instances, to either approving or disapproving the entire bills. As a result, the veto of the entire Article VII language bill extended to provisions amending school aid funding formulas, school aid database updates, and higher education tuition assistance, which results in current-year savings, but additional potential costs in future years.

Specifically, the veto prevented the implementation of a 2010-11 Executive Budget recommendation to extend the foundation aid phase-in schedule from seven years to ten years. The Governor has submitted a bill to the Legislature that would restore the outyear savings in the original proposal.

FMAP Contingency Spending Reductions

The 2010-11 Enacted Budget mandates a uniform reduction to local assistance payments beginning September 16, 2010 in an amount up to the level of the shortfall between the actual amount of the six-month enhanced FMAP extension and the amount assumed in the Updated Financial Plan. Payments for public assistance, debt service, court judgments, and certain other purposes are exempt from the uniform reductions.

The State continues to receive ARRA funds. This aid can be classified into two categories: (1) direct aid that provides a Financial Plan benefit by paying for costs that must otherwise be paid with State resources and (2) pass-through aid that funds specific initiatives and by law must pass through the State’s Financial Plan.

In 2010-11, DOB estimates that ARRA provides a direct benefit of approximately $4 billion through enhanced FMAP and $1.9 billion in aid for elementary and secondary, higher education and housing through the ARRA State Fiscal Stabilization Fund (“SFSF”), some of which applies to the 2009-10 school year, for expenses that would otherwise need to be paid for with State resources or eliminated.7

7	This is separate from, and should not be confused with, Federal pass-through spending under ARRA that provides no gap-closing benefit.

State Operations

The cost of operating State government includes (a) salaries, (b) pensions and other fringe benefits, and (c) non-personal service expenses, including utilities, rents, medical supplies, and other expenses. State Operating Funds spending for these purposes is expected to total approximately $19.8 billion in 2010-11, a decrease of $186 million from 2009-10. After actions, personal service and non-personal service expenses are projected to decline by nearly $800 million. This is partially offset by growth in fringe benefit costs of $603 million.

The Enacted Budget includes $1.5 billion in savings from efficiency measures in State agencies, targeted workforce savings, and controls to slow the growth in fringe benefit costs.

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Statewide Agency Operating Reductions ($1.2 billion): Actions include across-the-board reductions in agency operating budgets, targeted personnel management initiatives, and statewide programs to leverage the State’s purchasing power in energy, supplies, and materials. Personal service savings are expected from a combination of early retirement incentive (ERI) savings, attrition and other measures. The Governor has rescinded, for the second consecutive year, the general salary increase for the State’s non-unionized “management/confidential” employees ($28 million in 2010-11).

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Pension Amortization/Fringe Benefits ($287 million): Local governments and the State face substantial pension contribution increases over the next six years due to investment losses experienced by the Common Retirement Fund. The budget affords local governments and the State the option to amortize a portion of their pension costs beginning in 2010-11. Specifically, pension contribution costs in excess of the amortization thresholds, which are 9.5 percent for the Employees’ Retirement System (“ERS”) and 17.5 percent for the Police and Fire Retirement System (“PFRS”), may be amortized. The authorizing legislation also permits amortization in all future years if the actuarial contribution rate is greater than the amortization threshold, which may increase or decrease by no more than one percentage point for each year. Repayment of any amortized amounts would be made over a ten-year period at an interest rate to be determined by the State Comptroller. The assumed interest rate is 5 percent. For planning purposes, the Financial Plan assumes that the State will amortize pension costs, consistent with the provisions of the authorizing legislation. The amounts assumed to be amortized over the Financial Plan period total $242 million in 2010-11, $504 million in 2011-12, $825 million in 2012-13, $1.1 billion in 2013-14, and $1.2 billion in 2014-15. This amortization is expected to result in savings (compared to the unamortized costs), then result in substantially higher costs over the following 10 years as the amortized amounts are repaid. In addition, employees and retirees are now required to pay a portion of Medicare Part B health premiums and the State is authorized to self-insure all or parts of the New York State Health Insurance Plan.

As of March 31, 2010, the State had approximately 195,792 full-time equivalent annual salaried employees funded from all funds including some part-time and temporary employees but excluding seasonal, legislative and judicial employees. The workforce is now 15 percent smaller than it was 20 years ago, when it peaked at 230,600 positions. The State expects to end the 2010-11 fiscal year with a total of 191,997 filled positions, after implementation of workforce savings initiatives, which include workforce changes of certain youth facilities, agency consolidations, early retirement incentives, and the continuation of statewide hiring controls. The State workforce subject to Executive control is expected to total 128,165 full time equivalent positions at the end of 2010-11, a reduction of approximately 3,576 from 2009-10 levels.

The gap-closing plan reduces planned capital projects spending financed with State-supported debt by $1.6 billion over a five-year period, beginning in 2010-11. The reductions are expected to provide over $130 million in annual debt service savings when fully implemented. The capital reductions are expected to help the State maintain sufficient debt capacity. The plan also includes $100 million in debt management savings from refundings and other measures.

Revenue Actions

The Updated Financial Plan includes $1.0 billion in revenue increases. Tax actions include an increase in the tax on cigarettes and tobacco products, a temporary elimination of the clothing exemption, a temporary cap on the aggregate tax credit claims for business related tax credits at $2 million per taxpayer per year, and a decrease in the percentage of allowable itemized deductions for taxpayers with income above $10 million.

Tax credits extended to the film industry and a restructured Empire Zone program result in additional costs to the Updated Financial Plan, beginning in 2012-13.

Non-Recurring Resources

The Enacted Budget relies on $660 million in non-recurring resources in 2010-11. The largest item in this category is the use of the Temporary Assistance for Needy Families (“TANF”) Emergency Contingency Fund to pay for expenses that would otherwise be incurred by the General Fund in 2010-11. The Emergency Contingency Fund is a one-time ARRA authorization. Accordingly, it is not expected to be available in future years.

Other non-recurring resources include altering the timing of a planned payment under the Physician’s Excess Medical Malpractice program; additional recoveries from both the New York County District Attorney and the Department of Law; and recovering excess aid payments made to school districts in prior years.

2009-10 Deficit Reduction Plan

DOB estimates that the DRP approved on December 2, 2009 will generate recurring savings in the range of $700 million to $875 million in fiscal years 2010-11 through 2013-14.

Projected Closing Balances

General Fund. The State ended 2009-10 with a General Fund balance of $2.3 billion, including $1.2 billion in the rainy day reserves and $906 million resulting from the deferral of certain payments from 2009-10 into 2010-11. The latter amount was disbursed when the deferred payments were made in the first quarter of 2010-11.

Under the Enacted Budget Financial Plan, after gap-closing actions, the year-end balance is expected to total $1.4 billion in 2010-11, an annual decrease of $917 million. The State’s principal reserve funds are expected to remain unchanged, but the reserve created in 2009-10 would be utilized in its entirety. In addition, the balance in the Community Projects Fund, which finances discretionary (“member item”) grants allocated by the Legislature and Governor is expected to decline by $11 million from 2009-10. This is the result of $154 million in deposits authorized in prior years and scheduled for 2010-11, offset by $165 million in projected spending in 2010-11. The estimate for spending from the Community Projects Fund is based on historical patterns and may be lower in 2010-11 as a result of the Governor’s vetoes of member-item reappropriations. Lower than planned spending would increase the fund balance in the Community Projects Fund.

As of November 9, 2010, the General Fund is estimated to end the 2010-11 fiscal year with a balance of $1.4 billion, unchanged from the Enacted Budget Financial Plan. The closing balance depends on successful implementation of actions to eliminate the estimated budget gap of $315 million without the use of existing reserves. The estimate for spending from the Community Projects Fund is based on historical patterns and may be lower in 2010-11 as a result of the Governor’s vetoes of member-item reappropriations.

The estimated closing balance includes $1.0 billion in the State’s Tax Stabilization Reserve, which can be used to finance an unanticipated deficit at the end of the fiscal year, $175 million in the Rainy Day Reserve, which can be used if certain economic criteria are met, $85 million in the Community Projects Fund, which is reserved to finance existing “member item” initiatives, $73 million for debt management purposes, and $21 million in the Contingency Reserve for litigation risks.

All Governmental Funds. DOB projects the State will end the 2010-11 fiscal year with a balance of $3.5 billion in All Governmental Funds. The balance consists of $1.4 billion in the General Fund, $1.7 billion in State Special Revenue Funds, $422 million in Federal Operating Funds, $364 million in Debt Service Funds and a negative balance of $275 million in Capital Projects Funds. The year-end balance depends on successful implementation of actions to eliminate the current-year gap.

2010-11 Disbursements Forecast

As of November 9, 2010, General Fund disbursements, including transfers to other funds, are estimated at $55.7 billion in 2010-11, an increase of $153 million from the Enacted Budget Financial Plan. Likewise, spending has been increased in subsequent years. The most significant revisions are summarized below.

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Medicaid: Gross State-share spending for Medicaid has been increased by approximately $800 million annually, due in part to actual and anticipated growth in the number of people enrolled in the program. Based on the updated estimates, more than 200,000 new enrollees are expected to enter Medicaid in the 2010-11 fiscal year, bringing total enrollment to 4.9 million. In addition, higher State costs are driven by the Federal government increasing its share of rebates from drug manufacturers pursuant to Federal Health Care Reform; reconciliation of 2008 payments for the reimbursable portion of nursing home revenue assessments; and the impact of revisions to the HCRA operating forecast.

In 2010-11, the gross increase in State-share Medicaid spending is offset in part by certain non-recurring resources. Reconciliation of State fiscal year (“SFY”) 2009-10 local Medicaid obligations under the Medicaid Cap forms the basis for final enhanced FMAP shares under ARRA. The Updated Financial Plan is adjusted for $300 million in State funding previously reserved for this reconciliation ($208 million in SFY 2010-11). Furthermore, the local reconciliation also informs the lower distribution of the ARRA enhancement on the State’s “clawback” payments for certain dually eligible (Medicare and Medicaid) recipients’ drug benefit under Medicare Part D. This reduction decreases the State’s expenditures by $223 million in SFY 2010-11 ($38 million in SFY 2011-12). The combination of all 2010-11 Medicaid revisions results in a net increase in costs of $368 million.

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Social Services: Spending projections for child welfare services have been reduced by approximately $120 million annually based on updated claiming data from social service districts. In addition, projected spending for other programs, and the reconciliation of the human services cost-of-living adjustment (“COLA”) based on statutorily defined inflationary increases, has been lowered.

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School Aid: The September 2010 update to the school aid database resulted in higher than projected costs beginning in the 2011-12 school year. The costs reflect additional claims filed since the Enacted Budget Financial Plan, and updated wealth and demographic information reported by school districts. The Updated Financial Plan projections also reflect the impact of a revised estimate of demographic and enrollment factors within the Foundation Aid formula. Based on statute, additional school year obligations from 2010-11 are to be paid in State fiscal year 2011-12. As in prior years, updated school district data and additional claims have resulted in a cost increase to the State’s multi-year Financial Plan, subsequent to the Enacted Budget agreements.

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Lottery/Video Lottery Terminal (“VLT”) Aid for Education: Receipts from statewide lottery games continue to fall below expectations, reflecting in part the impact of the economic downturn. DOB has lowered the estimate of lottery receipts expected to be available for School Aid across the Financial Plan forecast period.

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Higher Education: Current economic conditions, in particular high unemployment rates, have contributed in part to the recent upward trend in student enrollment in SUNY and CUNY community colleges. Similarly, increased spending under the Tuition Assistance Program (“TAP”) grant award program is expected due to the increased enrollment in institutions of higher education.

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Transportation/Motor Vehicles: The General Fund subsidy provided to the Dedicated Highway and Bridge Trust Fund (“DHBTF”) has been revised across the plan period as a result of changes in estimated spending levels for capital projects, debt service costs, and other receipts.

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Public Safety/Criminal Justice: General Fund spending projections have been increased to reflect additional disaster relief aid, and a downward revision to expected revenues from the Motor Vehicle Law Enforcement fee that is used to support State Police costs.

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Fringe Benefits: Reflects multi-year upward revisions for health insurance costs for State employees and retirees mainly due to three factors: delays in the State’s progress in self-insuring parts of the New York State Health Insurance Plan (“NYSHIP”); reduced savings from the implementation of the Medicare Part B premium sharing legislation enacted as part of the 2010-11 budget; and projected increases due to Federal Health Care Reform and premium rate changes. Reductions in the State’s salary base are expected to reduce pension and social security costs, compared to the Enacted Budget Financial Plan forecast.

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Mental Hygiene: The revisions reflect two-year net savings of $10 million for 2010-11 and 2011-12, excluding the impact of the workforce reduction plan. The major changes include reduced projected spending of approximately $40 million for the human service COLA based on the current statutory formula (a decrease from an annual increase of 3.5 percent to 1.2 percent in 2011-12). This is partially offset by higher estimated costs for a recent Federal District Court decision mandating additional supported housing and support services, such that, as of November 2010, costs are projected to be $4 million in 2010-11 and $45 million in 2011-12, or $8 million more than projected previously, as well as $12 million in additional costs based on the latest projected civil confinement caseload for the Sex Offenders Management Treatment Act (“SOMTA”) program.

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Timing of Outstanding Labor Settlements: The Enacted Budget Financial Plan included estimated spending in 2010-11 to finance potential agreements with labor unions that have not yet reached settlements for the period from 2007-08 through 2010-11. Based on the status of negotiations and the timetable for ratification, it no longer appears likely than any spending for potential agreements will occur in the 2010-11 fiscal year.

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Allocation of Statewide Agency Operational Savings: The Enacted Budget Financial Plan included $500 million in planned savings from statewide reductions in agency spending. The estimated spending for each agency has been revised to reflect its share of the reductions. Savings were anticipated from, among other things, workforce reductions that include the early retirement incentive plan, hiring freezes, layoffs, eliminating positions through attrition, delaying planned hiring of staff, encouraging participation in the voluntary reduction in work schedule program, eliminating funded vacancies and temporary positions, and enhancing controls for reducing overtime costs. Operational efficiencies that reduce costs in contractual services, supplies and materials, equipment purchases and travel expenses are also expected. Total savings at a level comparable to the Enacted Budget Financial Plan projections are expected by the end of fiscal year 2011-12, with lower than expected savings in 2010-11 and higher savings in 2011-12.

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Allocation of FMAP Contingency Reductions: The Enacted Budget Financial Plan mandated uniform reductions to most local assistance payments to cover the difference between the $1.1 billion in savings counted on in the proposed 2010-11 Financial Plan from enhanced FMAP and the actual amount ultimately approved by the Federal government. DOB calculated this difference at $281 million. The payment reductions to local assistance spending began taking effect in mid-September 2010, as provided by law, and have been allocated to agency budgets in the Updated Financial Plan.

Receipts Forecast

General Fund receipts, including transfers from other funds, are estimated to total $54.5 billion in 2010-11, a decrease of $162 million compared to the Enacted Budget Financial Plan. Lower estimated tax receipts are expected to be offset in part by higher receipts from other sources, including miscellaneous receipts and non-tax transfers from other funds.

•	Tax Receipts: Projected tax receipts have been reduced in each year of the Financial Plan, based on updated economic information and actual tax collection results through September 2010. Excluding the impact of debt service changes affecting the transfer of tax receipts to the General Fund, tax receipts in 2010-11 have been reduced by $278 million compared to the Enacted Budget forecast. As of November 2010, the annual estimate for tax receipts had been reduced by less than the year-to-date variance due to a change in the timing of receipts from business tax audits, which DOB had originally expected to be settled before September 2010 but now anticipates will occur later in the fiscal year.

Personal income tax receipts have been revised downward by approximately $300 million annually, reflecting weakness in quarterly estimated payments. Receipts from user taxes have been reduced in the 2010-11 fiscal year based on consumer spending data and actual collections, but are expected to rebound in 2011-12 as the economy continues to slowly improve. Cigarette tax receipts have been reduced due to the litigation over on the State’s ability to collect certain taxes on Native American reservations, affecting receipts in both the General Fund and HCRA. Projected receipts from business taxes and other taxes have been increased modestly in both 2010-11 and 2011-12, reflecting unanticipated strength in estimated payments from banks and the performance of the real estate sector.

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Other Receipts: The reduction in estimated annual tax receipts in 2010-11 is offset in part by higher than expected receipts from other sources. These unplanned receipts include legal recoveries, surplus workers compensation funds, and transfers related to reductions in statewide agency operations financed by special revenue funds. In addition, the State realized a one-time benefit of $43 million from the termination of its existing synthetic variable rate swaps in September 2010.

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Accounting Reclassifications: The Updated Financial Plan includes accounting reclassifications related to the transfer of money to and from the General Fund. The reclassifications have no impact on the net operating forecast (e.g., a reduction in planned transfers from other funds is offset by a commensurate reduction in planned transfers to other funds). The most sizeable reclassification is related to the adjustment of spending for mental hygiene services between the General Fund and State special revenue funds, which has the effect of reducing transfers to and from the General Fund by an equal amount.

All Funds Receipts Projections

2010-11 All Funds Receipts Overview

All Funds receipts are projected to total $135.2 billion for 2010-11, comprising tax receipts ($61.4 billion), Federal grants ($50.6 billion) and miscellaneous receipts ($23.2 billion). The total All Funds receipts estimate of $135.2 billion represents an increase of nearly $8.5 billion (6.7 percent) above 2009-10 results. This growth is comprised of increases in Federal grants of $5.0 billion (11.1 percent) and taxes of nearly $3.8 billion (6.6 percent), which is slightly offset by decreases in miscellaneous receipts of $339 million (1.4 percent).

Total State Funds receipts are estimated at $84.6 billion, an expected increase of $3.5 billion (4.3 percent) from 2009-10 actual results. State Funds taxes are estimated to increase by nearly $3.8 billion (6.6 percent).

Total General Fund receipts, including transfers, are estimated at nearly $54.5 billion, an increase of nearly $2.0 billion (3.7 percent) from 2009-10 results. The annual increase in General Fund tax receipts is estimated at 7.3 percent. General Fund miscellaneous receipts are estimated to decrease by 26.4 percent from 2009-10 results, primarily due to the loss of one-time revenues such as payments from the Power Authority of the State of New York (“PASNY”), and the timing of payments from public utility companies made pursuant to § 18a of the Public Service Law.

After controlling for the impact of Tax Law changes, base tax revenue is estimated to increase by 2.3 percent for fiscal year 2010-11.

Fiscal Year 2011-12 Overview

Total All Funds receipts are expected to reach nearly $134.7 billion, a decrease of $569 million (0.4 percent) from 2010-11 estimated receipts. All Funds tax receipts are projected to increase by nearly $4.1 billion (6.6 percent). All Funds Federal grants are expected to decrease by nearly $4.3 billion (8.5 percent). All Funds miscellaneous receipts are projected to decrease by $347 million (1.5 percent) over the prior year.

Total State Funds receipts are projected to be nearly $88.4 billion, an increase of close to $3.8 billion (4.5 percent) from 2010-11 estimated receipts.

Total General Fund receipts (including transfers from other funds) are projected to be nearly $57.1 billion, an increase of over $2.5 billion (4.7 percent) from 2010-11 estimated receipts. General Fund tax receipts are projected to increase by 7.1 percent from 2010-11 estimates, and General Fund miscellaneous receipts are projected to decrease by 1.4 percent.

After controlling for the impact of policy changes, base tax revenue is expected to grow by 8.1 percent for fiscal year 2011-12.

Change from Enacted Budget Financial Plan

All Funds receipts estimates for the 2010-11 fiscal year have been revised upward slightly from the Enacted Budget Financial Plan. 2010-11 fiscal year All Funds tax receipt estimates have been lowered by $343 million since the Enacted Budget Financial Plan due to reductions in personal income and user taxes partially offset by increases in business and other taxes. The decrease in personal income and user taxes represents lower expected estimated payments and consumer spending, respectively, than previously anticipated. The increase in business and other taxes is the result of better than expected estimated payments from banks, and real estate sector performance, respectively. Miscellaneous receipts have been revised upward by $204 million, while Federal grants have been revised up by nearly $1.1 billion.

General Fund receipts for fiscal year 2010-11 have been revised down by $267 million from the Enacted Budget Financial Plan, reflecting a $232 million reduction in taxes and a $35 million reduction in miscellaneous receipts.

Adjusted Annual Spending Growth

The projections for annual spending growth are affected by both the management of payments at the end of 2009-10 and, in the case of Federal Funds and All Funds spending, by the uncertainties concerning the timing of Federal pass-through aid. The latter consists of ARRA stimulus money for a wide range of purposes that provides no gap-closing benefit, but by law must pass through the State’s Financial Plan before it reaches its beneficiary. To avoid the distorting effect of these factors, DOB has adjusted spending to (a) exclude the impact of the deferral of the $2.06 billion end-of-year school aid payment from 2009-10 into 2010-11 and (b) include $2.0 billion in Federal ARRA pass-through spending that was expected in 2009-10.

As of November 2010, All Funds spending in 2010-11 was projected to total $135.3 billion, an increase of $1.5 billion from the Enacted Budget Financial Plan. Higher General Fund spending, primarily for Medicaid, contributes nearly $350 million to the increase. The remaining increase since the Enacted Budget Financial Plan is mainly due to an updated estimate of Federal aid, particularly in the areas of health care, welfare, and school aid, including the new Federal Education Jobs Fund and Race to the Top program.

The annual spending growth in State Operating Funds is affected by the rapid annual increase in debt service and fringe benefits, which are difficult to control in the short-term due to existing constitutional, statutory and contractual obligations. Together, these costs are projected to increase by over $1.0 billion in 2010-11.

Debt service on State-supported debt is projected to increase by $510 million (10.3 percent) in 2010-11, with approximately 35 percent of the growth due to the restructuring of certain transportation-related debt in 2005 that deferred substantial debt service costs until 2010-11. Overall spending from debt service funds, which includes certain non-personal service spending appropriated in the debt service budget, increases by roughly $550 million.

Spending on fringe benefits is projected to increase by $535 million, an increase of 12.5 percent. Growth in fringe benefits is due principally to increases in the State’s annual contribution to the New York State and Local Retirement System and the cost of providing health insurance for active and retired State employees. Pension costs are expected to increase by $313 million (27.1 percent) in 2010-11. The growth assumes that $242 million in State pension costs will be amortized in 2010-11, as authorized in the 2010-11 Enacted Budget.

Recent Developments

Overall, the slowdown in economic growth has been more pronounced than expected and has contributed to lower than expected tax collections and higher than expected Medicaid costs. Through September 30, 2010, General Fund tax receipts were approximately $510 million below planned levels. Medicaid spending over the same period exceeded estimates by over $110 million. In addition, litigation against the State has constrained the State’s ability to collect certain taxes on Native American reservations at the levels budgeted in the Enacted Budget Financial Plan.

As of November 9, 2010, in light of results and updated program information, DOB has lowered the annual estimate for General Fund tax receipts by approximately $278 million in 2010-11, which is less than the variance through that date due to changes in the timing of when certain receipts are expected to be received. At the same time, DOB has increased estimated Medicaid spending by $368 million for 2010-11, and by an average of approximately $800 million annually thereafter. Lower than anticipated spending in other areas of the budget, including child welfare services and labor settlements, and the availability of resources that have materialized since the time of budget enactment, are expected to offset, in part, the tax receipts shortfall and Medicaid overruns in 2010-11.

The Enacted Budget Financial Plan included $500 million in savings from across-the-board reductions to State agency operations. In 2010-11, savings are expected to fall approximately $150 million below planned levels, due to implementation constraints, but to exceed budgeted savings in 2011-12 by an equivalent amount, as the full annual benefit of measures is realized.

Due to these and other revisions, which are summarized in more detail below, as of November 9, 2010, DOB estimates that the General Fund has a budget gap of $315 million in the current fiscal year. The projected budget gaps for 2011-12 and beyond have also grown compared to the Enacted Budget Financial Plan forecast. The Updated Financial Plan projects a budget gap for 2011-12, which a new gubernatorial administration must address in the Executive Budget that is due on February 1, 2011, of $9.0 billion, an increase of $850 million from the Enacted Budget Financial Plan forecast.

The Updated Financial Plan projects gaps in future years, which will be materially affected by the level of recurring actions ultimately approved to balance the 2011-12 fiscal year, of $14.6 billion in 2012-13 (an increase of $1.2 billion from the Enacted Budget Financial Plan forecast) and $17.2 billion in 2013-14 (an increase of $1.7 billion).

To address the estimated budget gap in 2010-11, Governor Paterson is expected to ask the Legislature to address the shortfall in a fashion similar in scope to that approved as part of the FMAP contingency plan authorized in the Enacted Budget Financial Plan. Governor Paterson is expected to ask the Legislature to approve reductions beyond the level needed to eliminate the 2010-11 budget gap, and to agree that any excess be used to fund priority initiatives, including legislation passed by the Legislature and vetoed by Governor Paterson for fiscal reasons in 2010. Based on preliminary calculations, DOB estimates that spending for State programs would need to be reduced in the range of 1.5 to 2 percent over the remainder of the fiscal year to achieve a General Fund savings target of approximately $375 million. The actual percentage reduction would depend on the scope of programs affected and the estimated cash disbursements for the remainder of the year.

There can be no assurance that the Legislature will approve any proposed reductions in planned State spending. Accordingly, the potential reductions are not included in the four-year Financial Plan projections by agency and Financial Plan category set forth in Updated Financial Plan. DOB expects to allocate the multi-year impact of any reductions approved by the Legislature in the Financial Plan projections that will accompany the Executive Budget for 2011-12.

2010-11 FINANCIAL PLAN AND OUTYEAR PROJECTIONS

The multi-year forecast reflects the impact of the 2010-11 Enacted Budget and updated assumptions concerning economic performance, revenue collections, spending patterns, and projections for the current-services costs of program activities.

In evaluating the State’s outyear operating forecast, it should be noted that the reliability of the estimates as a predictor of the State’s future fiscal condition is likely to diminish as one moves further from the current year and budget year estimates. Accordingly, in terms of the outyear projections, 2011-12 is the most relevant from a planning perspective, since any gap in that year must be closed with the next budget and the variability of the estimates is likely to be less than in later years. DOB provides quarterly revisions to its multi-year estimates.

Budget Gaps

In the General Fund, the projected budget gaps total approximately $9.0 billion in 2011-12, $14.6 billion in 2012-13, and $17.2 billion in 2013-14. The net operating deficits in State Operating Funds are projected at $9.1 billion in 2011-12, $14.2 billion in 2012-13, and $16.9 billion in 2013-14.

The imbalances projected for the General Fund and State Operating Funds in future years tend to be very similar. This is because the General Fund is typically the financing source of last resort for many State programs, and any imbalance in other funds that cannot be rectified by the use of existing balances is typically paid by the General Fund.

The growth in the gaps between 2010-11 and 2011-12 is caused in large part by the expiration of Federal stimulus funding for Medicaid and education, which is expected to result in approximately $5.4 billion in costs reverting to the General Fund, starting in 2011-12. The annual growth in the gap is also affected by the sunset, at the end of calendar year 2011, of the temporary personal income tax increase enacted in 2009-10, which is expected to reduce 2011-12 receipts by more than $1 billion from 2010-11 levels.

Spending

General Fund spending is projected to grow at an average annual rate of 12.8 percent from 2010-11 through 2013-14.8 Spending growth in the General Fund is projected to increase sharply in 2011-12, reflecting an expected return to a lower Federal matching rate for Medicaid expenditures after June 30, 2011, which will increase the share of Medicaid costs that must be financed by State resources, and the expected loss of temporary Federal aid for education. Excluding these stimulus-related effects, which temporarily suppress General Fund costs in 2010-11 and the first quarter of 2011-12, General Fund spending grows at approximately 8.7 percent on a compound annual basis.

8	The 2010-11 estimate is adjusted to exclude $2.1 billion in school aid payments that were budgeted in 2009-10 but paid in 2010-11.

State Operating Funds spending is projected to grow at an average annual rate of 9.8 percent through 2013-14.8 For both the General Fund and State Operating Funds, spending growth is driven by Medicaid, education, pension costs, employee and retiree health benefits, and social services programs.

The spending projections do not incorporate any estimate of potential new actions to control spending in 2010-11 or future years; any potential continuation of Federal stimulus aid beyond the first quarter of 2011-12; and any costs for future collective bargaining agreements beyond the April 1, 2011 expiration of the current four-year contracts for most unions. For the first time, the forecast includes an initial estimate of the effect of national health care reform on State health care costs.

Receipts

State tax receipts are projected to grow at an average annual rate of 4.3 percent from 2010-11 through 2013-14. This is consistent with a projected return to modest economic growth in the New York economy in the second half of 2010. Receipts growth is affected by the tax changes approved in the Enacted Budget, as well as in prior fiscal years, and by tax compliance and anti-fraud efforts. These factors are expected to continue to enhance expected receipt growth through 2013-14.

Total disbursements for 2010-11 have been restated to exclude the $2.1 billion in school aid that was planned for March 2010 but paid in June 2010.

State Operating Funds Projections

The annual spending changes are affected by the expiration of Federal stimulus funding for Medicaid, school aid, and other purposes, which is expected to result in approximately $5.4 billion in costs reverting to the State starting in 2011-12. The 2010-11 disbursements for school aid are further affected by the deferral of $2.1 billion in planned spending for 2009-10 to 2010-11.

Multi-Year Receipts

The economic forecast calls for a gradual acceleration of the recovery in employment and wages that commenced earlier in 2010-11. This increases the economic base on which the outyear revenue forecast is built. Overall, receipts growth in the three fiscal years following 2011-12 is expected to grow consistently with the projected moderate growth in both the U.S. and New York economies.

All Funds tax receipts in 2012-13 are projected to reach nearly $66.4 billion, an increase of $838 million (1.3 percent) from 2011-12. All Funds tax receipts in 2013-14 are expected to increase by $3.3 billion (5.0 percent) over the prior year. General Fund tax receipts are projected to reach $42.8 billion in 2012-13 and $45.0 billion in 2013-14.

Grants to Local Governments

Medicaid (Department of Health)

The State’s share of Medicaid is financed with a combination of General Fund and HCRA resources. Local governments are also required to share in the costs of the program. The Federal government is financing an additional share of Medicaid costs for October 2008 through June 30, 2011, which temporarily lowers the State’s costs for the program.

Medicaid growth over the plan period is affected by estimates of increasing Medicaid enrollment, rising costs of provider health care services (particularly in managed care), and higher levels of utilization, as well as the expiration of the temporarily enhanced levels of Federal aid. The number of Medicaid recipients is expected to total 4.9 million at the end of 2010-11, an increase of 5.9 percent from the 2009-10 caseload of 4.5 million.

The expiration of the enhanced FMAP share substantially increases State-funded spending for Medicaid in 2011-12. However, even after adjusting for the impact of enhanced FMAP, State spending for Medicaid is expected to grow significantly over the multi-year Financial Plan, increasing at an average annual rate of 9.6 percent, from $15.9 billion in 2010-11 to $20.9 billion in 2013-14. Overall Medicaid growth results, in part, from the takeover of local Medicaid costs under the cap, the combination of projected increases in service utilization, and medical care cost inflation that affects nearly all categories of service (e.g., hospitals, nursing homes), as well as rising enrollment levels.

In addition, the payment of an extra weekly cycle to providers adds an estimated $400 million in 2011-12.

School Aid

School aid spending includes foundation aid; Universal Pre-Kindergarten (“UPK”); and expense-based aids such as building aid, transportation aid, and special education aids. School aid spending is supported by the General Fund, as well as lottery revenues (including VLTs). On a school year basis, school aid is projected to grow at an average annual rate of 10.5 percent, from $21.2 billion in 2010-11 to $28.6 billion in 2013-14.

Growth in 2011-12 is primarily due to the elimination of the one-time gap elimination adjustment, increases in expense-based aids and the phase-in of foundation aid over a seven-year period. Growth in 2012-13 and beyond is primarily due to increases in foundation aid and UPK increases in expense-based aids such as building aid and transportation aid.

On a State fiscal-year basis, school aid spending is projected to grow on average $2.7 billion annually from 2011-12 to 2013-14.

Over the multi-year Financial Plan period, revenues available to finance school aid from core lottery sales are expected to increase nominally. Revenues from VLTs in 2010-11 reflect the $380 million one-time franchise payment received by the State in September 2010 from the sale of VLT development rights at Aqueduct. Revenues from VLTs are expected to grow in future years, augmented by the anticipated opening of a VLT facility at Aqueduct racetrack by October 2011.

Mental Hygiene

Mental hygiene spending (excluding capital and debt service) is projected to grow by approximately $270 million annually (7 percent), reaching a total of $4.3 billion in 2013-14. Sources of operating growth include: increases in the projected State share of Medicaid costs; projected expansion of the various mental hygiene service systems, including increases primarily associated with the OPWDD NYS-CARES program; the New York/New York III Supportive Housing agreement and community beds that, as of November 9, 2010, are under development in the Office of Mental Health (“OMH”) pipeline, as well as additional funds for supported housing beds and associated support services pursuant to a Federal district court decision; and several chemical dependence treatment and prevention initiatives in the Office of Alcoholism and Substance Abuse Services, including treatment costs associated with recent reforms to the Rockefeller drug laws.

Social Services

The State share of Office of Children and Family Services spending is expected to grow by approximately $200 million annually through 2013-14 primarily driven by growth in local claims-based programs. Spending by the State’s Office of Temporary and Disability Assistance (OTADA) is projected to increase by $559 million from $1.2 billion in 2010-11 to $1.7 billion by 2013-14, due to the anticipated loss of TANF Emergency Contingency Fund grants that were used to support public assistance costs that would otherwise have been paid for with State resources.

State Operations

Growth in State Operations spending over the multi-year Updated Financial Plan is concentrated in agencies that operate large facilities, such as SUNY, Corrections, and the mental hygiene agencies, as well as the Judiciary. The main causes of growth include expiration of the enhanced FMAP that lowers State costs for portions of mental hygiene spending, the timing of outstanding labor agreements, inflationary increases in operating costs, and ongoing initiatives, including the civil commitment program for sexual offenders, and medical and pharmacy costs in the areas of mental hygiene and corrections.

Personal Service

Personal service spending includes wages and compensation for overtime, holiday and temporary services. It does not include fringe benefits, which are accounted for under General State Charges. Personal service spending increases reflect the impact of settled labor contracts, salary adjustments for performance advances, longevity payments and promotions. Growth in personal service is affected by the expiration of enhanced FMAP, which temporarily reduced the State-share costs of operating the mental hygiene system; increased spending in SUNY hospitals due to SUNY downstate Medical Center’s acquisition of Long Island College Hospital; the costs of improved care and treatment for inmates with mental illness; and anticipated needs for Office of Court Administration.

Non-Personal Service

Non-personal service spending represents the costs of operations other than employee wages and benefits. It includes utilities, rent, equipment, supplies and materials, telecommunications, information technology, travel, training, medical supplies, prescription drugs, and certain contractual obligations. Spending is expected to grow by an average of 3 percent annually through 2013-14, and is concentrated in agencies that operate large facilities.

Significant cost increases are expected for food, prescription drugs, and energy costs in State facilities (including prisons, youth facilities, and mental hygiene facilities); increased spending in SUNY hospitals due to SUNY Downstate Medical Center’s acquisition of Long Island College Hospital; costs for developing the new Statewide Financial System; and targeted initiatives including increasing staff-to-youth ratios and improving mental health services for youth residing in State-operated juvenile justice facilities.

General State Charges

General State Charges account for the costs of fringe benefits provided to State employees and retirees of the Executive, Legislative and Judicial branches, as well as for certain fixed costs. General State Charges are projected to grow at an average annual rate of 10.1 percent from 2010-11 through 2013-14. The growth is mainly due to anticipated cost increases in pensions and health insurance for active and retired State employees.

The State’s 2010-11 ERS pension contribution rate as a percentage of salary is expected to grow from 12.1 percent in 2010-11 to 23.5 percent in 2013-14. The PFRS pension contribution rate is expected to be 18.3 percent in 2010-11, and is projected to grow to 31.4 percent by 2013-14.

The Enacted Budget Financial Plan permits local governments and the State to amortize a portion of their pension costs beginning in 2010-11. Specifically, pension contribution costs in excess of the amortization thresholds, which are 9.5 percent for ERS and 17.5 percent for PFRS in 2010-11, may be amortized. The authorizing legislation also permits amortization in all future years if the actuarial contribution rate is greater than the amortization threshold, which may increase or decrease by no more than one percentage point for each year. Repayment of the amortized amounts is to be made over a ten-year period at an interest rate to be determined by the State Comptroller. For 2010-11 amortizations, the Comptroller has set the interest rate at 5 percent. For planning purposes, the Financial Plan assumes that the State will amortize pension costs, consistent with the provisions of the authorizing legislation. The amounts assumed to be amortized over the Financial Plan period total $242 million in 2010-11, $552 million in 2011-12, $755 million in 2012-13, and $1.0 billion in 2013-14.

Beginning in 2011-12, pension costs also include the State’s payment for the retirement incentives approved in the fall of 2010. The Financial Plan assumes an annual State payment of $70 million, beginning in 2011-12.

Spending for employee and retiree health insurance costs is expected to grow at a consistently high rate through 2013-14, with annual growth reflecting an annual premium increase of approximately 7 percent.

Transfers to Other Funds (General Fund Basis)

General Fund transfers help finance certain capital activities, the State’s share of Medicaid costs for State-operated mental hygiene facilities, debt service for bonds that do not have dedicated revenues, and a range of other activities.

A significant portion of the capital and operating expenses of the Department of Motor Vehicles (“DMV”) are funded from DHBTF. The Fund receives dedicated tax and fee revenue from the Petroleum Business Tax, the Motor Fuel Tax, the Auto Rental Tax, highway use taxes, transmission taxes and motor vehicle fees administered by DMV. The Financial Plan includes transfers from the General Fund that effectively subsidize the expenses of the DHBTF. The subsidy is required because, as of November 9, 2010, the cumulative expenses of the fund—capital and operating expenses of the Department of Transportation (“DOT”) and DMV, debt service on DHBTF bonds and transfers for debt service on bonds that fund Consolidated Highway Improvement Programs (“CHIPs”) and local transportation programs—exceed current and projected revenue deposits and bond proceeds.

Transfers to other funds are expected to total $6.8 billion in 2011-12, an annual increase of over $1 billion, or 18.2 percent. This increase is mainly due to higher costs related to the State share of Medicaid costs for mental hygiene services, capital projects and debt service.

Support for capital projects is expected to increase by over 35 percent in 2011-12 mainly for economic development projects, statewide technology initiatives, and capital project activity for SUNY, CUNY and Corrections.

Increases in all other transfers reflect the need to supplement resources available for the mental hygiene system and to fund the development of the State’s new financial management system.

Debt Service

As of November 9, 2010, the projected debt outstanding for the 2010-11 fiscal year was $56,629 million, the projected debt issuance was $5,213 million and the projected debt service was $6,006 million. These figures reflect changes from September 2010 projections, including] accelerated bonding in 2010-11 for AMD, the Aqueduct VLT facility, mental health facilities, and SUNY Dormitories, as offset by reductions in bonding for transportation purposes, as well as other education and economic development activities.

Also reflected is $143 million in 2010-11 debt service savings, of which $112 million has been achieved. This primarily results from bond refinancings, the use of Build America Bonds (BABs, as authorized by the Federal Government under ARRA), the termination of excluded agreement swaps, and other reestimates.

2010-11 FINANCIAL PLAN RECEIPTS FORECAST

Financial Plan receipts comprise a variety of taxes, fees, charges for State-provided services, Federal grants, and other miscellaneous receipts. The receipts estimates and projections have been prepared by DOB on a multi-year basis with the assistance of the Department of Taxation and Finance and other agencies responsible for the collection of State receipts.

Overview of the Revenue Situation

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The unsteady recovery of the national and New York State economies is expected to translate into receipts growth for the first time in two years. DOB anticipates that the wage growth that began early in 2010 coupled with positive corporate earnings and a projected rebound in employment later in the year should lead to positive receipts growth in 2010-11.

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After five consecutive years of growth averaging 9.5 percent per year, base receipts slipped by 3 percent in 2008-09 and plunged another 12.3 percent in 2009-10, as the result of the recession which began in 2008.

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The nascent recovery is expected to result in base receipts growth of 2.2 percent in 2010-11 and further improvement in 2011-12 after employment growth returns in earnest. The 2007-08 base receipts All Funds tax receipts peak is not expected to be reached again until 2011-12.

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The return of corporate profits in general, and the financial sector profits so vital to New York’s economy in particular, are expected to result in both increases in finance and insurance sector bonuses and stepped up business tax receipts growth in 2010-11 and 2011-12.

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The forecast assumed a shift in taxable capital gains realizations from tax year 2011 into tax year 2010 (resulting in increased 2010-11 receipts) as a result of the expected sunset of preferential Federal tax rates on capital gains on December 31, 2010. If Federal action results in complete or partial continuation of lower rates for all or a portion of taxpayers, these gains will be realized over the long run, not in 2010-11.

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Absent the impact of high income provisions enacted in 2009 and 2010, estimated personal income tax liability plunged 16.6 percent in 2009 and was projected to increase by 11.8 in 2010. The 2009 fall was the result of the continuing overall impact of the recession, and in particular, the impact on the real estate and financial sectors. The anticipated high growth rate in 2010 was due, in part, to the expected movement of wages and capital gains realizations from 2011 or later into 2010 to take advantage of expiring lower Federal tax rates. Positive wage and income growth that began in early 2010 and the employment growth anticipated to follow later in the year is also expected to play a role.

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After a vigorous retreat during 2008-09 and 2009-10, consumer spending on taxable goods and services should improve somewhat during 2010-11, driven by increasing disposable income, employment, and a pickup in vehicle sales after a long drought. Despite this improvement, the pre-recession sales tax collections peak is not expected to be reached until 2011-12.

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The bulk of the $4.1 billion (7.2 percent) increase in All Funds tax receipts from 2009-10 to 2010-11 is the result of the full-year impact of the 2009 and 2010 high income personal income tax provisions ($2.1 billion) and other actions taken in the 2010-11 Enacted Budget ($1.3 billion).

All Funds receipts are projected to total $134.3 billion, an increase of $7.5 billion over 2009-10 results.

Base growth in tax receipts of 2.2 percent is estimated for fiscal year 2010-11, after adjusting for law changes, and should improve further in 2011-12. These projected increases in overall base growth in tax receipts are dependent on many factors:

•	Anticipated improvements in overall economic activity, especially in New York City and surrounding counties;

•	Improving profitability and compensation gains among financial services companies;

•	Continued recovery in the overall real estate market, particularly the residential market; and

•	Increases in consumer spending as a result of wage and employment gains.

Personal Income Tax

All Funds personal income tax receipts, which reflect gross payments minus refunds, are estimated at $36.9 billion for 2010-11, a $2.1 billion or 6.2 percent increase from the prior year. This is primarily attributable to increases in withholding of $1.9 billion and current estimated payments of $1.3 billion. These increases are due to the gradual improvement in the economy and full-year compliance with the temporary rate increase enacted in 2009. The growth in the estimated tax is also partly driven by an expected “spin up” in capital gain realizations in 2010 in anticipation of higher Federal capital gains tax rates after tax year 2010. Receipts from delinquencies are projected to increase by $61 million (5.5 percent) over the prior year and final returns are projected to increase by $151 million (8.3 percent). The increase in gross receipts is partially offset by higher refunds of $1.5 billion. This increase reflects the shift of $500 million in tax year 2009 refunds from the first calendar quarter of 2010 to April 2010 for cash management purposes, plus a one-time decline in 2009-10 refunds associated with an accounting adjustment to the State-city offset. Prior year refunds received in 2010-11 for tax year 2009, which increased by $516 million to $5,502 million as a result of the recent economic downturn, also contributed to higher refunds.

User Taxes and Fees

All Funds user taxes and fees receipts for 2010-11 are estimated to be approximately $14.3 billion, an increase of $1.4 billion or 11.2 percent from 2009-10. Sales tax receipts are expected to increase by $946 million from the prior year due to a base growth increase of 6.7 percent. Due to law changes, sales tax receipts are estimated to increase by $366 million. The vast majority of the revenue ($330 million) are expected to come from the elimination of the clothing and footwear tax exemption in 2010-11. Non-sales tax user taxes and fees are estimated to increase by $487 million from 2009-10, mainly due to an increase in the cigarette tax by $1.60 and the full enactment of the taxicab surcharge.

General Fund user taxes and fees receipts are expected to total $8.8 billion in 2010-11, an increase of $723 million or 8.9 percent from 2009-10. The increase largely reflects an increase in sales tax receipts ($678 million) and cigarette tax collections ($43 million).

All Funds user taxes and fees receipts for 2011-12 are projected to be $14.6 billion, an increase of $282 million, or 2.0 percent from 2010-11. This increase largely reflects cigarette tax law changes. General Fund user taxes and fees receipts are projected to total $9.0 billion in 2011-12, an increase of $165 million, or 1.9 percent from 2010-11.

Business Taxes

All Funds business tax receipts for 2010-11 are estimated at $7.7 billion, an increase of $233 million, or 3.1 percent from the prior year. The estimates reflect an increase of $109 million resulting from tax law changes. The deferral of certain tax credits ($100 million) and conforming the State bank tax’s bad debt provisions to the Federal provisions ($15 million) are the major tax law changes. Absent these provisions, All Funds business tax receipts are expected to increase by $124 million or 1.7 percent.

The annual increase in the corporate franchise tax of $796 million is partially offset by year-to-year decreases in the other business taxes. U.S. corporate profits are expected to increase by 24.5 percent in calendar year 2010, contributing to growth of 27.9 percent in year-over-year corporate franchise tax receipts, adjusted for tax law changes. Corporation and utilities and insurance tax receipts are expected to decline modestly as trend liability growth rates in these relatively stable taxes do not surpass the acceleration of cash payments on 2010 liability into the 2009-10 fiscal year that resulted from the increase in the mandatory pre-payment from 30 percent to 40 percent.

All Funds business tax receipts for 2011-12 of $8.4 billion are projected to increase by $722 million, or 9.4 percent over the prior year reflecting rebound-induced growth rates of 9.6 percent and 24.0 percent in corporate franchise tax and bank tax receipts, respectively. Fiscal Year 2011-12 receipts include $423 million in tax law changes, virtually all attributable to the tax credit deferral provisions included in the Enacted Budget. Growth adjusted for tax law changes is estimated to be 5.4 percent.

General Fund business tax receipts for 2010-11 of $5.7 billion are estimated to increase by $343 million, or 6.4 percent above 2009-10 results. Business tax receipts deposited to the General Fund reflect the All Funds trends discussed above.

General Fund business tax receipts for 2011-12 of $6.3 billion are projected to increase by $621 million, or 10.9 percent from the prior year. Corporate franchise tax and bank tax receipts are projected to increase by 9.9 percent and 25.4 percent, respectively, as the income-based taxes continue to recover.

Other Taxes

All Funds other tax receipts for 2010-11 are estimated to be approximately $1.6 billion, up $176 million or 12.8 percent from 2009-10 receipts, reflecting growth of 5.5 percent in the real estate transfer tax receipts and 17.5 percent in the estate tax as a result of improved conditions in the equities, real estate and credit markets, combined with strong payments through September 7, 2010 from the settlement of large estates.

General Fund other tax receipts are expected to be slightly over $1.0 billion in fiscal year 2010-11, an increase of $149 million or 16.8 percent from 2009-10, due to the growth in the estate tax, partially offset by a 5.3 percent decline in the pari-mutuel tax due to the impact of reduced handle.

All Funds other tax receipts for 2011-12 are projected to be nearly $1.6 billion, up $16 million or 1.0 percent from 2010-11, reflecting modest growth in the real estate transfer tax, partially offset by a decline in estate tax receipts. General Fund other tax receipts are expected to total $989 million in fiscal year 2011-12, the result of a decrease of $45 million in estate tax receipts as increases in household net worth are more than offset by a return to a more normal level of settlements of large estates.

Miscellaneous Receipts and Federal Grants

All Funds miscellaneous receipts include monies received from HCRA financing sources, SUNY tuition and patient income, lottery receipts for education, assessments on regulated industries, and a variety of fees and licenses. All Funds miscellaneous receipts are projected to total $23 billion in 2010-11, a decrease of $543 million from 2009-10 results, largely reflecting the impact of non-recurring and accelerated receipts to the State during 2009-10. Sources of receipts during 2009-10, which will not recur or will recur in lesser amounts, include 18-A public utility assessments ($653 million), New York Power Authority contributions ($158 million), Regional Greenhouse Gas Initiative proceeds ($90 million), and Battery Park City Authority resources ($68 million). The total annual decline in miscellaneous receipts also reflects lower bond proceeds available for mental hygiene facility capital improvement ($101 million), lower HCRA receipts ($123 million) and lower receipts from refunds, credits and reimbursements ($101 million). These annual declines were partly offset by growth in other areas, primarily to SUNY revenue growth from expansions at the three SUNY teaching hospitals, enrollment growth, and greater bond proceeds available for SUNY capital projects ($530 million), and increased lottery fund receipts ($380 million) which reflect the one-time receipt of the franchise fee for rights to develop a VLT facility at Aqueduct.

Federal grants help pay for State spending on Medicaid, temporary and disability assistance, mental hygiene, school aid, public health, and other activities. Annual changes to Federal grants generally correspond to changes in federally-reimbursed spending. Accordingly, DOB typically plans that Federal reimbursement will be received in the State fiscal year in which spending occurs, but timing is often unpredictable. All Funds Federal grants are projected to total $49.5 billion in 2010-11, an increase of $4.0 billion from 2009-10 results driven by receipt of Federal ARRA monies.

General Fund miscellaneous receipts collections are estimated to be nearly $3.0 billion, down just over $1.0 billion from 2009-10 results. This decrease is primarily due to the loss of a one-time payment from the Power for Jobs Program received in 2009-10 and the timing of an 18-A assessment payment.

All Funds miscellaneous receipts are projected to total $23.2 billion in 2011-12, an increase of $215 million from 2010-11, largely driven by growth in HCRA receipts ($296 million), growth in bond proceeds generated for mental hygiene facility capital improvements ($151 million) and growth in SUNY income from tuition, fees, patient revenues and other income ($88 million). The projected annual growth in these sources of miscellaneous receipts is partly offset by the non-recurrence of revenues received during 2010-11 for the VLT franchise fee payment ($380 million).

All Funds Federal grants are projected to total $44.9 billion in 2011-12, a decrease of $4.6 billion from 2010-11, reflecting a decrease in Federal ARRA funding.

General Fund miscellaneous receipts for 2011-12 are projected to decline by $38 million from 2010-11, and primarily reflect the loss of certain one-time sweeps and payments expected in 2010-11. These reductions are partially offset by an upward revision to abandoned property receipts.

Enacted Budget Revenue Actions

To preserve essential services while closing an $8.2 billion budget gap for the 2010-11 fiscal year, the Enacted Budget and separately enacted legislation authorize a number of revenue actions.

On a General Fund basis, actions in the Enacted Budget and separately enacted legislation are together expected to increase tax or other revenue by a total of $937 million ($1.4 billion in All Funds revenue) in 2010-11.

Increased Taxes or Fee Liability

(General Fund: $562 million, All Funds: $835.1 million in 2010-11)

•	Tax Actions. The Enacted Budget contains seven tax actions that should produce $747 million in 2010-11 All Funds revenue.

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Loophole Closing Actions. The Enacted Budget contains five actions that close loopholes and ensure that tax burdens are fairly distributed. These actions are expected to produce $44.0 million in additional revenue on an All Funds basis in the 2010-11 fiscal year.

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New or Increased Fees. The Enacted Budget contains new and increased legal fees as well as waste fees. These fees are expected to produce $44.1 million in revenue on an All Funds basis in the 2010-11 fiscal year.

Other Actions

(General Fund: $395 million, All Funds: $560 million in 2010-11)

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Tax Enforcement Actions. The Enacted Budget contains four actions to improve tax audit and compliance activities. These actions are expected to produce $372 million in additional tax revenue on an All Funds basis in the 2010-11 fiscal year. A significant portion ($150 million) of this revenue is to be generated by cigarette tax enforcement on sales by Native American tribes to non-tribal members.

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Other Revenue Actions. The Enacted Budget contains five other revenue actions, including expanding Quick Draw and video lottery terminal operations, and changing dormancy periods for certain types of abandoned property among other actions. These five actions are expected to produce $152 million in revenue on a General Fund basis and $202 million on an All Funds basis in the 2010-11 fiscal year.

•	New or Expanded Tax Credits/Exemptions. The Enacted Budget contains five new or expanded tax credits at a cost of $15 million on an All Funds basis in the 2010-11 fiscal year.

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Technical Corrections and Extenders. The Enacted Budget contains two extenders that will maintain both the pari-mutuel tax and major provisions of the bank tax, and temporary Gramm-Leach-Bliley Act (GLB) provisions and five technical corrections that will amend previously enacted items. These five actions preserve revenue or tax benefits at 2010-11 levels.

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New or Expanded Fines. The Enacted Budget contains two fines that help protect the State’s wetlands and mineral resources. These fines are expected to produce $1 million in revenue on an All Funds basis during the 2010-11 fiscal year.

Tax Actions

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Temporarily Reduce Sales Tax Clothing Exemption. Eliminates State sales and compensating use tax exemptions for clothing and footwear sold for less than $110 per item for the period October 1, 2010 through March 31, 2011; exempts clothing and footwear sold for less than $55 per item for the period April 1, 2011 through March 31, 2012; and restores the original exemption of $110 on April 1, 2012.

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Itemized Deduction Limitation. Decreases the percentage of allowable remaining itemized deductions from 50 percent to 25 percent for taxpayers with New York adjusted gross income of $10 million or more for tax years 2010 through 2012.

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Other Tobacco Products Increase. Increases the tobacco products tax to 75 percent of the wholesale price from 46 percent; increases the tax on snuff to $2.00 per ounce from $0.96 per ounce; and creates a new category under the tobacco products tax imposing a tax on “little cigars” at a rate equivalent to the cigarette tax rate.

•	Repeal Vendor Credit for Monthly Filers. Repeals the vendor credit for monthly sales tax filers. Quarterly and annual filers will continue to receive the credit.

•	Apply Sales Tax to Hotel Reseller Markup. Clarifies that room remarketers are required to collect sales and New York City occupancy taxes.

•	Increase Cigarette Excise Tax by $1.60 per Pack. Increases the State cigarette excise tax from $2.75 per pack to $4.35 per pack.

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Add Back Federal Sales Tax Deduction. Requires itemizing taxpayers who elect to deduct sales tax instead of income tax for Federal purposes to reduce their New York itemized deductions by the amount of sales tax deducted for Federal purposes.

Loophole Closing Actions

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Treat S Corp Gains and Installment Income as Taxable for Non-Residents. Eliminates three related tax loopholes that allow non-residents to avoid taxation by converting underlying S Corporation assets to stock or receiving installment income after termination of S Corporation nexus to New York. Previously, gains on stock and such installment income were considered intangible income and were therefore not subject to tax for non-residents.

•	Conform to Federal Bad Debt Provisions. Conforms the State bank tax deduction for bad debts to the calculations provided for in the Internal Revenue Code for Federal tax purposes.

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Define Flow-Through Entities as Taxpayers for Qualified Emerging Technology Company (“QETC”) and Biofuel Credit Claims. Eliminates the ability of individual shareholders in flow-through entities (i.e., partnerships, LLCs, and S Corporations) to each claim up to the statutory cap for a taxpayer when claiming the Biofuel and QETC facilities, operations and training credits. The cap will apply to the entity, just as it does for C Corporations.

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Treat Compensation for Past Services as Taxable for Non-Residents. Eliminates a tax loophole that permitted a non-resident to receive income—without paying New York taxes—for past services (e.g., termination pay) conducted during a period when their employer had a New York nexus. Such income had been nontaxable.

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Make Real Estate Investment Trusts (“REITs”)/Regulated Investment Companies (“RICs”) Loophole Closer Permanent. Makes permanent the provisions that address the closely-held REITs and RICs loophole, which would have otherwise expired on December 31, 2010.

New or Increased Fees

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Legal Fees. Establishes new and increased fees to fund civil legal services, indigent defense, and costs of court operations. A new $95 fee will be paid by plaintiffs (banks and credit card companies) in consumer credit cases. A new $500 “credentialing” fee will be paid by persons who sit for the bar examination and were educated outside the country. A new $190 fee will be charged at the time the index fee is paid in a foreclosure action. The criminal history search fee, which is paid when the Office of Court Administration performs background checks, will be raised from $55 to $65. The biennial bar registration fee will be raised from $350 to $375.

•	Hazardous Waste Fees. Amends Environmental Conservation Law to consolidate two separate sliding-scale fees paid by hazardous waste generators into a single fee of $130 per ton.

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E-Waste Fee. Establishes a statewide electronic equipment reuse and recycling program. It will require manufacturers to accept for recycling or reuse electronic waste for which it is the manufacturer from consumers in the State and accept one piece of electronic waste if offered by a consumer, with the purchase of a piece of equipment of the same type beginning April 1, 2011. It will establish registration requirements for manufacturers of covered electronic equipment sold in the State, and require each manufacturer of covered electronic equipment to register with the Department of Environmental Conservation (“DEC”) by January 1, 2011, and pay a $5,000 registration fee; and require any person who becomes a manufacturer after January 1, 2011, to register with DEC before selling or offering for sale covered electronic equipment in the State.

Tax Enforcement Actions

•	Improve Audit and Compliance. The Commissioner of Taxation and Finance plans to increase compliance staff and re-direct department resources to generate $221 million in additional annual revenue.

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Native American Tax Enforcement. Requires all cigarettes sold to Native American nations or tribes and reservation cigarette sellers to bear a tax stamp and allows the governing body of a Native American nation or tribe two options for tax-exempt sales to its tribal members.

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Require Informational Returns for Credit and Debit Cards. Mirrors Federal requirements by requiring certain financial institutions to also file information returns with the State annually regarding amounts of credit/debit card settlements and third-party network transactions.

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False Claims Act. Removes the exemption for tax fraud from the State False Claims Act, allowing citizens to bring legal action against tax cheats and share in the proceeds of the case if the action is successful.

Other Revenue Actions

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Tax Credit Deferral. Allows $2 million in aggregate credit at the taxpayer level for tax years 2010, 2011, and 2012. The total amount of credits deferred under this proposal is to be paid back to taxpayers over tax years 2013, 2014, and 2015. This provision affects personal income and corporate income taxpayers. The credits impacted are business-related credits. Personal income tax credits such as the child credit and the earned income tax credit are excluded.

•	Change Abandoned Property Dormancy Periods. Reduces the dormancy period for receipts from unclaimed goods from five to three years and non-bank money orders from seven to five years.

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Repeal Private Label Credit Card Law. Repeals Tax Law §1132(e-1), which allowed private label credit card lenders, as well as vendors who use private label credit card lenders, to finance their credit card sales, to claim a sales tax credit or refund on accounts financed by or assigned to the lender that are written or charged off as uncollectible.

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Extend VLT Hours of Operation. Increases the authorized hours of operation of VLTs from sixteen to 20 hours a day but no later than 4 AM, reduces the commission rate paid to vendor tracks by one percent, and eliminates the sunset of the VLT program.

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Quick Draw Hours and Sunset. Eliminates the restriction on the number of hours that the Division of the Lottery can operate the Quick Draw lottery game and makes the Lottery’s authorization to operate the game permanent.

New or Expanded Tax Credits

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Narrow Affiliate Nexus Provision. The affiliate nexus provision contained within the 2009-10 Enacted Budget is amended by narrowing the definition of a sales tax vendor by providing that certain in-State activities of an affiliate do not make the seller a vendor.

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Expand the Low-Income Housing Tax Credit Program. The Commissioner of the Division of Housing and Community Renewal is authorized to allocate an additional $4 million in aggregate credit awards to taxpayers that develop qualifying housing projects for low-income New Yorkers. Credits are given in equal installments for a ten-year period. As such, the total amount of credits that will be awarded from this new authorization is expected to be $40 million.

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Historic Properties Tax Credits. Allows banks and insurance companies to claim the nonresidential tax credit and sunsets the higher residential and non-residential caps enacted in 2009 on December 31, 2014.

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Livery Vehicle Sales Tax Exemption. This provision exempts transportation delivered by livery vehicles that both originates and terminates in New York City from the State and New York City sales taxes.

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Extend and Expand Film Tax Credit. Provides an additional film tax credit allocation of $420 million per year for tax years 2010 through 2014, $7 million of which is dedicated to a new post-production credit. This measure also imposes various reforms to enhance the State’s return on investment. They include requirements that the recipient: conduct at least 10 percent of shooting days at a qualified facility; include an end-credit acknowledging financial support from New York State or provide a New York promotional video as part of the film or DVD release in the secondary market; ensure only purchases of taxable property and services from registered sales tax vendors are eligible in the credit calculation; ensure at least 75 percent of post-production costs are incurred in New York in order to be considered a qualified cost.

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Create Excelsior Jobs Program. Establishes a new economic development program to provide incentives based on job creation, investment, and research and development expenditures in New York State. The new program maximizes the return on State investment by capping both total program and individual project costs, allowing only targeted industries to participate, and requiring substantial job and investment thresholds to be met and maintained prior to any project claiming benefits.

Revenue Risks

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DOB’s forecast as of November 9, 2010 calls for the continuation of New York’s economic recovery. Should the speed or magnitude of this recovery be inconsistent with the forecast, revenue collections could be affected.

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Although as of November 9, 2010 real estate transfer tax receipts outperformed the year-to-date Enacted Budget Financial Plan estimate, recent disclosures concerning foreclosure practices by certain banks and stricter lending policies provide risk to the estimate.

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Personal income tax estimated payments grew 9.2 percent during the first half of 2010-11 from the same period in the prior year, but fell $100 million short of the Enacted Budget Financial Plan for this period. This represents a risk for the remainder of the fiscal year as a significant portion of estimated payments is due during December 2010 and January 2011.

•

Personal income tax receipts were expected to be affected by how employers and high-income taxpayers respond to the scheduled expiration of lower Federal tax rates on high incomes, capital gains, and dividends at the end of tax year 2010.

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As of November 9, 2010, New York’s statute to enforce the cigarette tax on Native American sales to non-tribal members was in litigation in Federal court, preventing the State from collecting the tax. Absent a favorable decision, $130 million in annual outyear collections are at risk.

•

A disproportionately large share of audit and compliance receipts is expected during the second half of the 2010-11 fiscal year. This represents a risk to the Updated Financial Plan during this period.

2010-11 FINANCIAL PLAN DISBURSEMENTS FORECAST

DOB has made adjustments to the actual and planned disbursements to account for the impact of (a) paying the $2.06 billion end-of-year school aid payment scheduled for the last quarter of 2009-10 in the first quarter of 2010-11, as authorized in statute and (b) the timing of $2.0 billion in Federal ARRA “pass through” spending expected in 2009-10. The latter has no impact on the State’s efforts to balance the budget but instead represents Federal stimulus money that must pass through the State’s Financial Plan. Approximately $2 billion in pass-through funding that was expected to be disbursed in 2009-10 is, as of September 7, 2010, expected to be disbursed in future years.

Adjusted State Operating Funds spending, which includes both the General Fund and spending from other operating funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $79.0 billion in 2010-11. Adjusted All Funds spending, which includes capital spending and Federal aid in addition to State Operating Funds, is projected to total $133.8 billion in 2010-11. Consistent with past years, the aggregate spending projections (i.e., the sum of all projected spending by individual agency) in Special Revenue Funds have been adjusted downward in all fiscal years based on typical spending patterns and the observed variance between estimated and actual results.

Selected Program Measures and Assumptions

Projected current-services disbursements are based on agency staffing levels, program caseloads, formulas contained in State and Federal law, inflation and other factors. The factors that affect spending estimates vary by program. For example, welfare spending is based primarily on anticipated caseloads that are estimated by analyzing historical trends, projected economic conditions, and changes in Federal law. All projections account for the timing of payments, since not all of the amounts appropriated in the Budget are disbursed in the same fiscal year.

The spending forecast for each of the State’s Financial Plan categories follows.

Grants to Local Governments

Grants to Local Governments (“Local Assistance”) include payments to local governments, school districts, health care providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 72 percent of All Funds spending.

In 2010-11, adjusted All Funds spending for local assistance is proposed to total $95.6 billion. Total spending is comprised of State aid to medical assistance providers and public health programs ($42.4 billion); State aid for education, including school districts, universities, and tuition assistance ($33.2 billion); temporary and disability assistance ($4.7 billion); mental hygiene programs ($4.0 billion); transportation ($5.1 billion); children and family services ($3.0 billion); and local government assistance ($791 million). Other local assistance programs include criminal justice, economic development, housing, parks and recreation, and environmental quality.

State Operations

State Operations spending is for personal service and non-personal service costs. Personal service costs, which account for approximately two-thirds of State Operations spending, include salaries of State employees of the Executive, Legislative, and Judicial branches, as well as overtime payments and costs for temporary employees. The cost of fringe benefits (e.g., pensions, health insurance) for active and retired employees is accounted for separately in General State Charges. Non-personal service costs, which account for the remaining one-third of State Operations, represent other operating costs of State agencies, including real estate rental, utilities, contractual payments (i.e., consultants, information technology and professional business services), supplies and materials, equipment, telephone service and employee travel.

State Operations spending, which is projected to total $19.4 billion in 2010-11, finances the costs of Executive agencies ($17.2 billion) and the Legislature and Judiciary ($2.1 billion). The largest agencies in dollar terms and staffing levels include SUNY ($5.2 billion; 41,815 full-time employees (“FTEs”)), Mental Hygiene ($3.3 billion; 39,036 FTEs), Correctional Services ($2.5 billion; 30,366 FTEs), DOH ($809 million; 5,476 FTEs), and State Police ($683 million; 5,530 FTEs).

Approximately 94 percent of the State workforce is unionized. The largest unions include the Civil Service Employees Association, which primarily represents office support staff and administrative personnel, machine operators, skilled trade workers, and therapeutic and custodial care staff; the Public Employees Federation, which primarily represents professional and technical personnel (e.g., attorneys, nurses, accountants, engineers, social workers, and institution teachers); United University Professions, which represents faculty and non-teaching professional staff within the State University system; and NYSCOPBA, which represents security personnel (correction officers, safety and security officers).

The State workforce subject to Executive Control, which excludes the Legislature, Judiciary, and Comptroller’s Office, Law, SUNY, CUNY, SUNY Construction Fund, Roswell Park, State Insurance Fund, and the Foundation for Science, Technology, and Innovation, is projected to total 128,165 FTEs in 2010-11, a decrease of 3,576 from the actual 2009-10 levels. Statewide decreases are expected due to the retirement incentive program; individual agencies are further reducing workforce as follows: 13% Transportation (353 FTEs) from attritions and reducing maintenance and snow/ice control workforce; State Police (174 FTEs) primarily due to attritions of civilians and troopers; Environmental Conservation as the result of hard hiring freeze and attritions (169 FTEs); and State Education attributable to attritions (61 FTEs). These decreases are offset by the increases in Tax and Finance (359 FTEs) due to the initiative of hiring more auditors to augment the State auditing and fraud reduction efforts and Mental Hygiene (347 FTEs) primarily from increased staff needs as the result of the Deinstitutionalization Plan and related bed development.

All Funds State Operations spending by category, based upon historical spending trends, is allocated among employee regular salaries (66 percent), overtime payments (2 percent), contractual services (21 percent), supplies and materials (5 percent), equipment (2 percent), employee travel (1 percent), and other operational costs (3 percent).

The State Operating Funds spending decrease of $748 million (4.9 percent) is primarily driven by planned statewide reductions in agency operations through the use of an early retirement incentive, continuing hiring controls, abolition of vacant positions; efficiency from shared service and consolidation arrangements; contingency controls on non-personal spending; one-time retroactive salary payments associated with the NYSCOPBA, the Police Benevolent Association, the Bureau of Criminal Investigation and Council 82 contracts that were paid in 2009-10 ($320 million); workforce and reductions in mental hygiene ($114 million); and potential spending for potential collective bargaining agreements with unsettled unions ($229 million), which continues to be included in the spending forecast.

General State Charges

General State Charges account for the costs of fringe benefits provided to State employees and retirees of the Executive, Legislative and Judicial branches, and certain fixed costs paid by the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, Social Security, health insurance, workers’ compensation and unemployment insurance. Fixed costs include State taxes paid to local governments for certain State-owned lands and payments related to lawsuits against the State and its public officers.

For most agencies, employee fringe benefit costs are paid centrally from appropriations made to General State Charges. These centrally-paid fringe benefit costs represent the majority of General State Charges spending. However, certain agencies, such as the Judiciary and SUNY, directly pay all or a portion of their employees’ fringe benefit costs from their respective budgets. Employee fringe benefits paid through General State Charges are paid from the General Fund in the first instance and then partially reimbursed by revenue collected from fringe benefit assessments on Federal funds and other special revenue accounts. Fixed costs are paid in full by General Fund revenues from General State Charges.

All Funds spending on General State Charges is expected to total $6.3 billion in 2010-11, and includes health insurance spending for employees ($1.8 billion) and retirees ($1.2 billion), pensions ($1.5 billion) and Social Security ($1 billion).

Current-Services

Employee and Retiree Health Insurance: Spending for employee and retiree health insurance is projected to increase by $385 million due to increase in premium charges.

Pension Contribution: As a result of the recent economic downturn and investment losses in 2008-09, pension costs in 2010-11 and beyond are expected to increase significantly. To mitigate long-term pension cost increases, legislation was enacted to create a new pension tier (Tier 5). Among other things, it requires newly hired employees to contribute 3 percent of their salary to the pension system for the duration of their employment. Previously this requirement was only in place for an employee’s first ten years of service. More importantly, it raises the minimum age to retire without penalty to 62. New employees will also be required to work for ten years before becoming eligible to receive pension benefits upon retirement.

Employer Social Security: The employer contribution is expected to increase by $29 million in 2010-11, largely due to salary increases.

Workers’ Compensation: The increase in expected spending is based on updated workers’ compensation claims and utilization experience.

Fringe Benefit Escrow Payments: This reflects an anticipated increase in collections as a result of an increase in the fringe benefit rate.

Taxes on State Owned Lands: This decrease is caused by timing adjustments that artificially inflated 2009-10 costs.

All Other: Primarily attributable to the Judiciary’s contribution to the Judicial Supplemental Support Fund, along with decreases for litigation, including judgments against the State.

2010-11 Enacted Savings

Amortize State Pension Costs: Local governments and the State face substantial pension contribution increases over the next six years due to investment losses experienced by the Common Retirement Fund. The budget affords local governments and the State the option to amortize a portion of their pension costs beginning in 2010-11. Specifically, pension contribution costs in excess of the amortization thresholds, which are 9.5 percent for ERS and 17.5 percent for PFRS, may be amortized. The authorizing legislation also permits amortization in all future years if the actuarial contribution rate is greater than the amortization threshold, which may increase or decrease by no more than one percentage point for each year. Repayment of the amortized amounts are to be made over a ten-year period at an interest rate to be determined by the State Comptroller. For planning purposes, the Financial Plan assumes that the State will authorize pension costs consistent with the provisions of the authorizing legislation. In addition, employees and retirees are now required to pay a portion of Medicare Part B premiums and the State is authorized to self-insure all or parts of the New York State Health Insurance Plan.

Option to Self Insure NYSHIP: Savings generated by the State to self insure all or parts of NYSHIP. The elimination of insurance carrier risk charges, State and local taxes, and insurance assessments would produce savings for NYSHIP.

Medicare Part B Premiums: As of September 7, 2010, the State pays 100 percent of the Medicare Part B premium for employees and retirees. Savings would be generated by requiring employees and retirees to pay 10 percent of Medicare Part B premiums for individual coverage and 25 percent for dependent coverage. As of September 7, 2010, the monthly Medicare Part B base level premium was $96.

Debt Service

The State pays debt service on all outstanding State-supported bonds. These include general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities (i.e., the Empire State Development Corporation (“ESDC”), the Dormitory Authority of the State of New York (“DASNY”), and the Thruway Authority (“TA”), subject to an appropriation). Depending on the credit structure, debt service is financed by transfers from the General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.

All Funds debt service is projected at $5.5 billion in 2010-11, of which $1.6 billion is paid from the General Fund through transfers and $3.9 billion from other State funds. The General Fund transfer primarily finances debt service payments on general obligation and service contract bonds. Debt service is paid directly from other State funds for the State’s revenue bonds, including personal income tax bonds, DHBTF bonds, and mental health facilities bonds.

Current-Services

Growth in debt service primarily supports ongoing capital spending. The increased spending reflects additional bond issues to support ongoing capital commitments for transportation ($377 million), economic development and housing ($196 million), and other program areas ($139 million). The annual increase for transportation debt service includes the impact of a 2005 restructuring of Dedicated Highway and Bridge bonds, which provided short-term relief for program needs, with higher annual debt service costs thereafter, beginning in 2010-11. In addition, a $96 million decrease in education-related debt service reflects the prepayment of $155 million of certain debt service in 2009-10. Variable interest rates are projected at 2.3 percent for 2010-11.

2010-11 Savings

The 2010-11 Enacted Budget includes $100 million in additional debt service savings, of which approximately $40 million has been realized to date. Debt management actions may include, but are not limited to: maximizing refunding opportunities, including through consolidated service contract refundings; the continued use of Build America Bonds; further efficiencies from Personal Income Tax Revenue bond issuer flexibility; and selling a minimum of 25 percent of bonds on a competitive basis, market conditions permitting.

Capital Projects

Capital projects account for spending across all functional areas to finance costs related to the acquisition, construction, repair or renovation of fixed assets. Spending from appropriations made from over 30 capital projects funds is financed from four sources: annual State taxes or dedicated miscellaneous receipts, grants from the Federal government, the proceeds of notes or bonds issued pursuant to general obligation bond acts which are approved by the State voters, and the proceeds of notes or bonds issued by public authorities pursuant to legal authorization for State capital spending.

All Funds capital spending is projected at $8.4 billion in 2010-11. Transportation spending, primarily for improvements and maintenance to the State’s highways and bridges, continues to account for the largest share (52 percent) of this total. The balance of projected spending is slated to support capital investments in the areas of education (14 percent), economic development (11 percent), parks and environment (8 percent), and mental hygiene and public protection (6 percent). The remainder of projected capital projects spending is spread across health and social welfare, general government and other areas (8 percent).

2010-11 Recommended Savings

The Capital Reduction Program included in the 2010-11 Enacted Budget is expected to result in savings of $1.6 billion over five years. This initiative maintains investments in infrastructure while deferring or eliminating lower-priority projects. Savings in 2010-11 are projected to total $119 million.

Other Financing Sources/(Uses)

The most significant General Fund transfers to other funds in 2010-11 are for the State share of Medicaid ($2.5 billion), general debt service ($1.6 billion), and capital projects ($1.1 billion, including $392 million for Pay-As-You-Go (“PAYGO”) projects and a $699 million subsidy to the DHBTF). Judiciary funding includes moneys transferred to the Court Facilities Incentive Aid Fund, New York City County Clerks Fund, and Judiciary Data Processing Fund ($153 million). General Fund transfers to other funds represent payments for patients residing in State-operated health, mental hygiene and SUNY facilities ($216 million), SUNY hospital subsidy payments ($33 million), and supplemental resources for banking ($66 million).

In Special Revenue Funds, transfers to other funds are made to the Debt Service Funds representing the Federal share of Medicaid payments for patients residing in State-operated health and mental hygiene facilities and community homes, and patients at SUNY hospitals ($3.9 billion), a transfer from HCRA to the Capital Projects Fund to finance anticipated non-bondable spending for the Health Care Equity and Affordability Law for New Yorkers (“HEAL NY”) ($197 million) and transfer of moneys from several Special Revenue accounts in excess of spending requirements ($1.5 billion).

Capital Projects funds transfers are also made to the General Debt Service Fund from the DHBTF ($1.4 billion), and from the Hazardous Waste Remedial Fund ($27 million) to the General Fund.

Debt Service Fund transfers to the General Fund include tax receipts in excess of debt service requirements for general obligation, New York Local Government Assistance Corporation (“LGAC”) and Personal Income Tax revenue bonds ($10.4 billion). Transfers to Special Revenue Funds represent receipts in excess of lease/purchase obligations that are used to finance a portion of the operating expenses for DOH, mental hygiene, and SUNY ($4.2 billion).

Operating Results

General Fund

Through September 30, 2010, General Fund receipts, including transfers from other funds, totaled $25.5 billion, $485 million below the estimate in the Enacted Budget Financial Plan. General Fund disbursements, including transfers to other funds, totaled $25.4 billion, $390 million below the Enacted Budget Financial Plan. The General Fund ended September 2010 with a closing balance of $2.4 billion, $95 million lower than planned. Based in part on the operating results to date, DOB has revised the annual estimates for receipts and disbursements in the Updated Financial Plan.

Through September 2010, General Fund tax receipts, including transfers after debt service, were $510 million below the Enacted Budget Financial Plan estimate. Collections for all three major tax categories, personal income taxes, user taxes, and business taxes, fell below expectations. The personal income tax and user tax results are expected to result in lower annual collections. Collections for business taxes to date have been adversely affected by the timing of audits. Business tax collections are expected to recover over the remaining months of the fiscal year. Receipts from non-tax sources, including legal recoveries, exceeded planned levels.

Actual disbursements were $390 million below planned levels through September 2010. The variance to date reflects, in part, slower than anticipated processing of payments following enactment of the budget for 2010-11 and implementation of the FMAP contingency plan. The annual estimate for disbursements has been revised upward based on trends in Medicaid and State Operations.

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Medicaid spending continues to exceed planned levels in nearly all categories of service, and enrollment in the program is growing even faster than expected. DOB has increased the annual estimate for Medicaid spending based in part on operating results.

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As of November 9, 2010, all other education spending has been affected by the processing of special education claims by the State Education Department. As of November 9, 2010, claims for the year were still expected to remain within budgeted levels.

•	Children and Families spending has been lower due to a combination of processing delays and claiming patterns. The annual spending estimate has been lowered.

•	Lower school aid spending reflects, in part, the impact of FMAP contingency reductions on disbursements.

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State Operations spending is exceeding planned levels through the second quarter. Constraints affecting implementation of statewide agency reductions are expected to result in higher personal service costs in 2010-11 than previously anticipated.

•	Other spending has been affected by the FMAP contingency reductions, payment processing, and other factors that are not expected to materially affect annual estimates.

General Fund Annual Change (Through September 2010)

Receipts through September 2010 were $319 million, or 1.3 percent, higher than the same period in 2009 largely due to the increased collections in the personal income tax ($670 million), user taxes and fees ($277 million), and other taxes ($252 million). Business tax collections fell $324 million, largely the result of 2009 legislation which increased the March 2010 prepayment from 30 percent to 40 percent of liability; non-tax receipts are down $556 million primarily due to the timing of 18-A assessment payments.

Disbursements through September 2010 were $724 million, or 3.0 percent higher than for the same period in 2009. Growth is primarily due to the payment of the $2.06 billion end-of-school year payment in June 2010 instead of March 2010. Other sources of annual growth were driven by an additional Medicaid cycle through September 2010 compared to the same period in the prior year, and the timing of Medicaid offsets from HCRA during this period ($252 million). These increases are partially offset by lower spending in most areas of the budget.

All Governmental Funds Operating Results

State Operating Funds disbursements were $208 million below the Enacted Budget Financial Plan forecast and include the General Fund variances described above. The higher spending in other State funds is largely driven by earlier than expected payments related to industry assessments ($166 million).

Capital Projects spending was below the Enacted Budget Financial Plan estimates primarily due to slower than anticipated spending on economic development projects ($69 million), Higher Education ($60 million), and Transportation ($25 million).

Federal Operating Funds spending exceeded projections due to timing-related variances in social service, mental hygiene and education.

PRIOR FISCAL YEARS

General Fund 2006-07 through 2009-10

The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required by law to be accounted for in another fund. It is the State’s largest single fund and receives most State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain State share Medicaid payments, capital projects and debt service payments in other fund types. In some cases, the fiscal year results provided below may exclude certain timing-related transactions which have no net impact on operations.

Recent Trends

The economic downturn has had a severe impact on State finances. Actual receipts have fallen consistently below projected levels, fixed costs for debt service and fringe benefits have risen steadily, and demand for State services has grown. Over the last two years, the State has been required to take extraordinary actions to maintain balanced operations and sufficient liquidity, including enacting mid-year reductions to programs, instituting several rounds of agency spending reductions and deferring payments to local aid recipients and taxpayers. To avoid using its rainy day reserves, which are relied on during the fiscal year to provide liquidity, the State has managed the timing of payments across fiscal years, including deferring payments not yet legally due from one fiscal year to the next fiscal year.

2009-10 Fiscal Year

Receipts during the fiscal year fell substantially below projections. General Fund receipts, including transfers from other funds, totaled $52.6 billion, or $1.78 billion lower than the State’s initial projections for 2009-10. General Fund disbursements, including transfers to other funds, totaled $52.2 billion, a decrease of $2.71 billion from initial projections. However, actual disbursements were affected by $2.1 billion in payment deferrals (described below) taken by the State to end the fiscal year without the use of its rainy day reserves and other designated balances. Without the deferrals, disbursements for the fiscal year would have been approximately $665 million below initial projections.

In the final quarter of the fiscal year, in order to avoid depleting its reserves, the State deferred a planned payment to school districts ($2.1 billion), which reduced spending from planned levels, and certain tax refunds, which increased available receipts from planned levels ($500 million). Both the school aid payment and the tax refunds were scheduled to be paid in 2009-10 but, by statute, were not due until June 1, 2010. The combined value of the deferrals had the effect of increasing the closing balance in the General Fund for 2009-10 to $2.3 billion, or approximately $900 million above the level required to restore the rainy day reserves and other balances to their anticipated levels. The higher closing balance was due exclusively to the cash management actions described above and did not represent an improvement in the State’s financial operations. In early April 2010, the State paid the $500 million in tax refunds that had been deferred from 2009-10 to 2010-11. On June 1, 2010, the State paid the $2.1 billion in school aid deferred from 2009-10.

General Fund receipts, including transfers from other funds were $1.2 billion below 2008-09 results. Tax receipts decreased by $1.2 billion and transfers decreased by $750 million, partly offset by increased miscellaneous receipts of $744 million. The $1.2 billion annual decline in tax receipts included a $541 million decline in personal income taxes and a $302 million decline in sales and use tax receipts.

General Fund disbursements, including transfers to other funds, were $2.4 billion below 2008-09 results. The annual decline reflects the deferral of $2.1 billion in school aid, the impact of mid-year spending reductions, and the use of ARRA funds in place of General Fund spending.

The General Fund closing balance consisted of $1.2 billion in the State’s rainy day reserves, $21 million in the contingency reserve fund (to guard against litigation risks), $96 million in the Community Projects Fund, and $978 million in the Refund Reserve Account, of which approximately $900 million was attributable to the deferrals described above.

2008-09 Fiscal Year

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in 2008-09, an increase of $705 million from 2007-08 results. While tax receipts decreased by $93 million, miscellaneous receipts increased by $621 million and transfers increased by $178 million. The decline in tax receipts was primarily attributable to a decline in business taxes. General Fund spending, including transfers to other funds, totaled $54.6 billion in 2008-09, an increase of $1.2 billion from 2007-08. The main source of annual growth was School Aid.

Similar to 2009-10, receipts fell substantially below projected levels. General Fund receipts, including transfers from other funds, were $1.84 billion lower than the State’s initial projections for 2008-09. Disbursements for the year, including transfers to other funds, finished at $1.75 billion lower than initially expected. This resulted in $83 million less available in cash reserves than was planned when the budget was enacted.

The General Fund ended the 2008-09 fiscal year with a balance of $1.9 billion, which included the dedicated balance of $1.2 billion in the State’s rainy day reserves, $21 million in the contingency reserve fund, $145 million in the Community Projects Fund, and $577 million in general reserves, part of which DOB used for payments initially planned for 2008-09 that were delayed until 2009-10. The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for Medicaid expenditures under ARRA.

2007-08 Fiscal Year

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in 2007-08, an increase of $1.7 billion from 2006-07 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. The decline in tax receipts was primarily attributable to a decline in business taxes and in personal income taxes. General Fund spending, including transfers to other funds, totaled $53.4 billion in 2007-08, an increase of $1.8 billion from 2006-07. The main sources of annual growth were School Aid, Children and Family Services, and public assistance.

Receipts in 2007-08 were $578 million lower than the State’s initial projections while disbursements for the year finished at $299 million lower than expectations. The result was a $279 million decrease in cash reserves. The reserves were used to finance the costs of labor settlements ($138 million), debt management actions, including defeasing certain auction rate bonds ($128 million), and to finance discretionary grants from the Community Projects Fund ($13 million).

The General Fund ended the 2007-08 fiscal year with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the State’s rainy day reserve funds that can only be used for unforeseen mid-year shortfalls (after a $175 million deposit to the Rainy Day Reserve Fund at the close of 2007-08), the Contingency Reserve Fund ($21 million), the Community Projects Fund ($340 million) and $1.2 billion in general reserves.

State Operating Funds 2007-08 through 2009-10

State Operating Funds is comprised of the General Fund, State Special Revenue Funds (as defined by DOB), and debt service funds. The State Operating Funds perspective is primarily intended as a measure of State-financed spending.

Recent Trends

Since 2007-08, State Operating Funds spending has been nearly level, declining by approximately $130 million over the three-year period. The spending levels in State Operating Funds have been substantially affected by Federal ARRA funds and the deferral of payments in 2009-10. ARRA funding has temporarily reduced the State’s share of expenses for Medicaid, education, and other governmental services. This has temporarily lowered State Operating Funds spending in 2008-09 and 2009-10, and resulted in a corresponding increase in spending from Federal funds. In addition, payment deferrals in 2009-10 also resulted in a temporary reduction in State Operating Funds spending. Together, ARRA funding and payment deferrals reduced 2009-10 State Operating Funds spending by approximately $6.3 billion.

2009-10 Fiscal Year

State Operating Funds receipts totaled $75.8 billion in 2009-10, an increase of $611 million over the 2008-09 results. Disbursements totaled $76.9 billion in 2009-10, a decrease of $1.3 billion from the 2008-09 results. The State ended the 2009-10 fiscal year with a State Operating Funds cash balance of $4.7 billion. In addition to the $2.3 billion General Fund balance described above, the State’s special revenue funds had a closing balance of approximately $2.0 billion and the debt service funds had a closing balance of $411 million. The fund balance in the special revenue funds largely reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). A large fund balance is dedicated to finance the operations and activities of the State University of New York (“SUNY”) campuses and hospitals ($774 million). The remaining special revenue fund balances are held in numerous funds and accounts that support a variety of programs including industry regulation, public health, and public safety. The fund balance in the debt service funds reflects the timing of bond sales.

2008-09 Fiscal Year

State Operating Funds receipts totaled $75.2 billion in 2008-09, a decrease of $371 million from the 2007-08 results. Disbursements totaled $78.2 billion, an increase of $1.2 billion from the 2007-08 results. School aid was the largest source of annual program growth.

The State ended 2008-09 with a State Operating Funds cash balance of $4.7 billion. In addition to the $1.9 billion General Fund balance described above, the State’s special revenue funds had a closing balance of $2.5 billion and the debt service funds had a closing balance of $298 million. The fund balance in the special revenue funds largely reflected the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The largest fund balances were dedicated to finance the operations and activities of SUNY campuses and hospitals ($742 million) and ongoing HCRA programs ($240 million). The remaining special revenue fund balances were held in numerous funds and accounts that support a variety of programs including industry regulation, public health, and public safety. The fund balance in the debt service funds reflected the timing of bond sales.

2007-08 Fiscal Year

State Operating Funds receipts totaled $75.6 billion in 2007-08, an increase of $3.0 billion from the 2006-07 results. In addition to the growth in General Fund receipts described above, tax receipts to other State Operating Funds also increased. Disbursements totaled $77.0 billion, an increase of $3.5 billion from the 2006-07 results. School Aid, STAR, and transportation aid were the main sources of annual program growth.

The State ended the 2007-08 fiscal year with a State Operating Funds cash balance of $6.6 billion. In addition to the $2.8 billion General Fund balance described above, the State’s special revenue funds had a closing balance of $3.5 billion and the debt service funds had a closing balance of $286 million. The fund balance in the special revenue funds largely reflected the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The largest fund balances were dedicated to finance the operations and activities of SUNY campuses and hospitals ($838 million) and ongoing HCRA programs ($597 million). The remaining special revenue fund balances were held in numerous funds and accounts that support a variety of programs including industry regulation, public health, and public safety. The fund balance in the debt service funds reflected the timing of bond sales.

All Funds 2007-08 through 2009-10

The All Funds Financial Plan records the operations of the four governmental fund types: the General Fund, Special Revenue Funds, Capital Project Funds, and Debt Service Funds. It is the broadest measure of State governmental activity, and includes spending from Federal Funds and Capital Projects Funds.

Recent Trends

The All Funds Financial Plan has grown faster than State Operating funds in recent years. Since 2007-08, All Funds spending has increased by $10.8 billion. The growth includes nearly $2.3 billion in ARRA “pass-through” spending, which is Federal stimulus money that is accounted for in the State’s fund structure but does not provide a direct fiscal benefit to the State (i.e., resources to help balance the General Fund budget).

2009-10 Fiscal Year

All Funds receipts for 2009-10 totaled $126.7 billion, an increase of $7.5 billion over 2008-09 results. Annual growth in Federal grants and miscellaneous receipts was partially offset by a decline in tax receipts. All Funds disbursements for 2009-10 totaled $126.9 billion, an increase of $5.3 billion over 2008-09 results. The annual change reflected growth due to ARRA “pass-through” and growth in School Aid, Medicaid, transportation aid, economic development aid and other State programs.

The State ended the 2009-10 fiscal year with an All Funds cash balance of $4.9 billion. Along with the $4.7 billion State Operating Funds balance described above, Federal operating funds had a closing balance of $456 million, partly offset by a negative capital project funds closing balance of roughly $253 million. The fund balance in the Federal operating funds partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The negative balance in the capital projects fund results from outstanding intra-year loans from the STIP used to finance capital projects costs prior to the receipt of bond proceeds.

2008-09 Fiscal Year

All Funds receipts for 2008-09 totaled $119.2 billion, an increase of $3.8 billion over 2007-08 results. Annual growth in Federal grants ($3.9 billion) and miscellaneous receipts ($421 million) was partially offset by a decline in tax receipts ($534 million), largely attributable to business tax declines. All Funds disbursements for 2008-09 totaled $121.6 billion, an increase of $5.5 billion over 2007-08 results. The annual change reflected growth in School Aid, Medicaid, transportation aid, economic development aid and other State programs.

The State ended the 2008-09 fiscal year with an All Funds cash balance of $4.6 billion. Along with the $4.7 billion State Operating Funds balance described above, Federal operating funds had a closing balance of $376 million, offset by a negative capital project funds closing balance of $507 million. The fund balance in the Federal operating funds partly reflected the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The negative balance in the capital projects fund resulted from outstanding intra-year loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

2007-08 Fiscal Year

All Funds receipts for 2007-08 totaled $115.4 billion, an increase of $3.0 billion over 2006-07 results. Moderate growth in tax collections and miscellaneous receipts were partially offset by a decline in Federal grants. All Funds disbursements for 2007-08 totaled $116.1 billion, an increase of $3.3 billion over 2006-07 results. The annual change reflected growth in School Aid, STAR, transportation aid and other State programs.

The State ended the 2007-08 fiscal year with an All Funds cash balance of $6.5 billion. Along with the $6.6 billion State Operating Funds balance described above, Federal operating funds had a closing balance of $359 million, offset by a negative capital project funds closing balance of $433 million. The fund balance in the Federal operating funds partly reflected the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The negative balance in the capital projects fund resulted from outstanding intra-year loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

AUTHORITIES AND LOCALITIES

Public Authorities

For the purposes of this disclosure, public authorities refer to certain of the State’s public benefit corporations, created pursuant to State law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations. As of December 31, 2009, each of the 19 public authorities below had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $152 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities.

Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

The City of New York

The fiscal demands on the State may be affected by the fiscal condition of the City of New York, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

The staffs of the Financial Control Board for the City of New York, the Office of the State Deputy Comptroller, the City Comptroller and the Independent Budget Office issue periodic reports on the City’s financial plans.

Other Localities

Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and July 2010, the State Legislature authorized 21 bond issuances to finance local government operating deficits. There were four new or additional deficit financing authorizations during 2009-2010. In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. The Buffalo Fiscal Stability Authority exercised Control Period powers with respect to the City of Buffalo for the City’s 2009-10 fiscal year, but expects to transition to Advisory Period powers sometime during the first six months of the City’s 2010-11 fiscal year. The counties of Nassau and Erie as well as the cities of New York and Troy have fiscal stability boards exercising Advisory Period powers. The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act. The City of Newburgh will operate under fiscal monitoring by the State Comptroller. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2010-11 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or Federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. The expected loss of temporary Federal stimulus funding in 2011 will particularly impact counties and school districts in New York State. The State’s cash flow problems have resulted in delays to the payment of State aid, and in some cases, have necessitated borrowing by the localities. Similarly, State policymakers have expressed interest in implementing a property tax cap for local governments. Adoption of a property tax cap would affect the amount of property tax revenue available for local government purposes and could adversely affect their operations, particularly those that are heavily dependent on property tax revenue such as school districts. Changes to sales tax distributions resulting from the 2010 Federal population census may also have a material impact on certain local governments. Ultimately, localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

DEBT AND OTHER FINANCING ACTIVITIES

New York State is one of the largest issuers of municipal debt, ranking second among the states, behind California, in the amount of debt outstanding. The State ranks fifth in the U.S. in debt per capita, behind Connecticut, Massachusetts, Hawaii, and New Jersey. At the end of the 2009-10 fiscal year, total State-related debt outstanding was $55 billion. Debt measures continue to remain stable with debt outstanding as a percentage of personal income at about 6.0 percent.

DOB measures its debt burden using two categories: State-supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax Revenue Bond program and the LGAC. Since 2002, the State has financed most of its capital program with Personal Income Tax Revenue Bonds, a revenue bond program that has reduced its cost of borrowing and created efficiencies by permitting the consolidation of bond sales. Prior to 2002, the State had financed its capital spending with lower-rated lease purchase and service contractual obligations of public authorities.

State-related debt is a broader measure of State debt which includes all debt that is reported in the State’s GAAP basis financial statements, except for unamortized premiums and accumulated accretion on capital appreciation bonds. These financial statements are audited by external independent auditors and published by the OSC on an annual basis. The debt reported in the GAAP basis financial statements includes general obligation voter approved debt, other State-supported debt as defined in the State Finance Law, debt issued by the Tobacco Securitization Finance Corporation, certain debt of the Municipal Bond Bank Agency issued to finance prior year school aid claims and capital leases and mortgage loan commitments. In addition, State-related debt reported by DOB includes State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, but State appropriations are available, to make payments. These numbers are not included in the State’s GAAP-basis financial statements.

The State’s debt does not encompass, and does not include, debt that is issued by, or on behalf of, local governments and secured (in whole or in part) by State local assistance aid payments. For example, certain State aid to public schools paid to local districts or New York City has been pledged by those local entities to help finance debt service for locally-sponsored and locally-determined financings. This debt, however, is not treated by DOB as either State-supported debt or State-related debt because it (1) is not issued by the State (nor on behalf of the State), and (2) does not result in a State obligation to pay debt service. Instead, this debt is accounted for in the respective financial statements of the local governments or other entity responsible for the issuance of such debt and is similarly treated.

The State indicated in September 2010 that it had never defaulted on any of its general obligation indebtedness or its obligations under lease purchase or contractual obligation financing arrangements and had never been called upon to make any direct payments pursuant to its guarantees.

State-Supported Debt Outstanding

State-supported debt represents obligations of the State that are paid from traditional State resources and have a budgetary impact. It includes General Obligation debt, State Personal Income Tax Revenue Bonds, LGAC revenue bonds and lease purchase and service contract obligations of public authorities and municipalities. Payment of all obligations, except for general obligation debt, is subject to annual appropriations by the State Legislature, but the State’s credits have different security features, as described in this section.

General Obligation Financings

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds, which can be paid without an appropriation, must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. The Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years, and, as of September 7, 2010, the State had no bonds outstanding with a remaining final maturity that was more than 30 years.

General obligation debt is currently authorized for transportation, environment and housing purposes. Transportation-related bonds are issued for State and local highway and bridge improvements, aviation, mass transportation, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements; municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects.

Most general obligation debt financed spending is authorized under eight previously approved bond acts (three for transportation and five for environmental and recreational programs). The majority of projected general obligation bond financed spending supports authorizations for the 2005 Rebuild and Renew New York Bond Act. The Division of the Budget projects that spending authorizations from the remaining seven bond acts will be virtually depleted by 2013. As of March 31, 2010, the total authorized general obligation debt was $17,185 million; the total authorized but unissued general obligation debt was $2,219 million; and the total general obligation debt outstanding was $3,400 million.

Short Term Borrowings—Under the State Constitution, the State may undertake short-term general obligation borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing general obligation tax and revenue anticipation notes (“TRANs”), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). General obligation TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue general obligation TRANs that mature in the same State fiscal year in which they were issued has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.

State Personal Income Tax Revenue Bond Program

Since 2002, the Personal Income Tax Revenue Bond Program has been the primary financing vehicle used to fund the State’s capital program, replacing lower rated service contract bonds. Legislation enacted in 2001 provided for the issuance of State Personal Income Tax Revenue Bonds by the State’s Authorized Issuers. The legislation requires 25 percent of State personal income tax receipts (excluding refunds owed to taxpayers) to be deposited into the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with the excess amounts returned to the General Fund. The first State Personal Income Tax Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State Personal Income Tax Revenue Bonds.

Legislation enacted in 2007 increased the amount of personal income tax receipts to be deposited into the RBTF by removing an exclusion for personal income tax amounts deposited to the STAR Fund. In the event that (a) the State Legislature fails to appropriate amounts required to make all debt service payments on the State Personal Income Tax Revenue Bonds or (b) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State Personal Income Tax Revenue Bonds, the legislation requires that personal income tax receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of (i) 25 percent of annual personal income tax receipts or (ii) $6 billion. Debt service on State Personal Income Tax Revenue Bonds is subject to legislative appropriation, as part of the annual debt service bill.

As of March 31, 2010, approximately $18 billion of State Personal Income Tax Revenue Bonds were outstanding. State Personal Income Tax Revenue Bonds have been issued to support programs related to six general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment, Transportation and Health and Mental Hygiene. In 2009, pursuant to State law, State Personal Income Tax Revenue Bonds began to be issued under new General Purpose resolutions that permitted the issuance of bonds on a consolidated basis for all purposes. This enhanced flexibility has improved the marketability of the State Personal Income Tax Revenue Bonds, particularly in the taxable market where State Personal Income Tax Revenue Bonds have been issued as Build America Bonds. The State expects to continue to use the General Purpose approach for future issuances of State Personal Income Tax Revenue Bonds, except for Transportation.

Legislation enacted in fiscal year 2009-10 and extended for fiscal year 2010-11 permits the DASNY and the Urban Development Corporation to issue State Personal Income Tax Revenue Bonds for any authorized purpose. Prior to this time, State law required that State Personal Income Tax Revenue Bonds sold for capital purposes had to be sold through specific issuers, creating coordination difficulties in scheduling sales and reimbursing capital disbursements on a timely basis. This has enabled the State to improve the scheduling and sizing of State Personal Income Tax Revenue Bond sales, produced savings through efficiencies in bond pricing, and lowered overall administrative costs.

In addition, legislation that temporarily authorizes the use of State Personal Income Tax Revenue Bonds to finance the State’s Mental Health Facilities Improvement Revenue bond program has been extended for an additional year through fiscal year 2010-11. This has enabled the State to take advantage of the lower interest rates typically paid on State Personal Income Tax Revenue Bonds as compared to the State’s Mental Health Facilities Improvement Revenue Bonds.

As of September 7, 2010, based on current information and assumptions, DOB anticipates the amount of State Personal Income Tax Revenue Bonds to be outstanding during fiscal years 2010-11 through 2013-14 will be as follows: $21,233,000,000 in 2010-11, $23,915,000,000 in 2011-12, $25,406,000,000 in 2012-13 and $26,498,000,000 in 2013-14.

2010-11 Personal Income Tax Revenue Bond Borrowing Plan

The State expects to continue to use State Personal Income Tax Revenue Bonds as the financing vehicle for the vast majority of new bond-financed spending for non-transportation programs. Authority bond-financed spending across all non-transportation programs decreases from approximately $4.9 billion in 2010-11 to about $3.6 billion in 2014-15.

•	State Personal Income Tax Revenue Bonds are expected to be issued to support multiple capital program areas, as summarized below:

•

Education: supports SUNY and CUNY, Expanding our Children’s Education and Learning (“EXCEL”), the Office of Science, Technology and Academic Research (“NYSTAR”), and the Higher Education Capital Matching Grant Program (2010-11 issuances of $1.9 billion).

•

Environment: supports the State Revolving Fund, the State Superfund Program, the Environmental Protection Fund, State Parks, West Valley and other environmental projects (2010-11 issuance of $169 million).

•	Transportation: supports local transportation projects under the CHIPs program (2010-11 issuances of $415 million).

•

Economic Development and Housing: supports Housing, the Strategic Investment Program, economic development the projects for the Buffalo area, AMD, the Community Enhancement Facilities Assistance Program, the Regional Economic Growth Program, the New York State Economic Development Program, high technology and other business investment programs, and recent economic development initiatives (2010-11 issuances of $720 million).

•	Health Care: supports the program for capital and equipment grants to health care providers (2010-11 issuances of $127 million).

•

State Facilities and Equipment: supports correctional facilities, youth facilities, State office buildings, a new State Police headquarters, capital projects for the Department of Military and Naval Affairs and equipment for State agencies, including software development (2010-11 issuances of $623 million).

The personal income tax revenue coverage ratios for upcoming years are based on assumptions of future capital spending contained in the Enacted Budget Capital Plan. Traditionally, these estimates change substantially as new multi-year capital plans are authorized. The projected personal income tax revenue bond coverage ratios are based upon estimates of personal income tax receipts deposited into the RBTF and include new personal income tax debt issuances.

New York Local Government Assistance Corporation

In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to one cent of the State’s four cent sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations are to be amortized over a period of no more than 30 years from the dates of their original issuance.

The legislation eliminated the annual issuance of general obligation TRANs that mature in the same fiscal year of the State that they are issued (“seasonal borrowing”) except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors, or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no general obligation seasonal borrowing in the fifth year). This provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue deficit TRANs (issued in one year and maturing in the following year).

The impact of the LGAC changes, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on seasonal borrowings. However, the State has taken extraordinary measures in recent years to manage its cash flow, including payment deferrals and permitting the State to borrow from other funds of the State (i.e., non-general fund) for a limited period.

Legislation enacted in 2003 requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any bonds issued by The City of New York or its assignee, that act or omission would not constitute an Event of Default with respect to LGAC bonds. The 2010-11 Enacted Budget includes a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

Borrowing Plan

Debt issuances of $5.4 billion are planned to finance new capital projects in 2010-11, a decrease of $717 million (11.8 percent) from 2009-10. The bond issuances are to finance capital commitments for education ($2.0 billion), transportation ($1.5 billion), State facilities and equipment ($623 million), economic development ($721 million), health and mental hygiene ($359 million), and the environment ($226 million). Consistent with recent experience, education (including higher education and EXCEL), transportation, and economic development projects are projected to represent approximately 77 percent of new issuances.

Over the next five years, new debt issuances are projected to total nearly $23 billion and are expected to finance capital investments authorized in the five-year transportation program, the five-year higher education capital plan, to protect the environment, to enhance the State’s economic development, and maintain correctional and mental hygiene facilities. New issuances are planned for education facilities ($8.1 billion), transportation infrastructure ($6.5 billion), mental hygiene and health care facilities ($3.1 billion), State facilities and equipment ($2.5 billion), and other programs ($2.5 billion).

Limitations on State-Supported Debt

Debt Reform Act

The Debt Reform Act of 2000 imposed statutory limitations which restricted the issuance of State-supported debt to capital purposes and established a maximum term of 30 years for such debt. The statute also imposed phased-in caps that will ultimately limit the amount of new State-supported debt to 4 percent of State personal income, and new State-supported debt service costs to 5 percent of All Funds receipts. The restrictions apply to all new State-supported debt issued on and after April 1, 2000. The cap on debt outstanding is fully phased in during 2010-11, while the cap on debt service costs is expected to be fully phased in during 2013-14.

The statute requires that the limitations on the amount of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the October Update to the State’s Financial Plan. If the actual amount of new State-supported debt outstanding and debt service costs for the prior fiscal year (2009-10) are below the caps at this time, State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from issuing new State-supported debt until the next annual cap calculation is made and debt is found to be within the applicable limitations.

For the 2009-10 fiscal year, the cumulative debt outstanding and debt service caps are 3.98 percent each. The actual levels of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2010, the State issued new debt resulting in $29.9 billion of debt outstanding applicable to the debt reform cap. This is approximately $6.3 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $2.4 billion in 2009-10 – or roughly $2.7 billion below the statutory debt service limitation.

As of November 9, 2010, projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Act throughout the next several years. However, as of November 9, 2010, the State is continuing through a period of declining debt capacity. In part, declines in debt capacity are a product of reduced forecasts for personal income levels resulting from ongoing recessionary factors. The available room under the debt outstanding cap is expected to decline from $4.2 billion in 2010-11 to $1.8 billion in 2012-13. The State has indicated that measures to further adjust capital spending and debt financing practices are expected to be taken as needed to stay within the statutory limitations.

Interest Rate Exchange Agreements and Net Variable Rate Obligations

Chapter 81 of the Laws of 2002 authorized issuers of State-supported debt to issue a limited amount of variable rate debt instruments and to enter into a limited amount of interest rate exchange agreements. The limit on debt instruments which result in a net variable rate exposure (i.e., both variable rate debt and interest rate exchange agreements) is no more than 20 percent of total outstanding State-supported debt. Interest rate exchange agreements are also limited to a total notional amount of no more than 20 percent of total outstanding State-supported debt. As of March 31, 2010, State-supported debt of $50.3 billion results in variable rate exposure cap and interest rate exchange agreement cap authorizations of about $10 billion each. As discussed below, as of March 31, 2010, both the amount of outstanding variable rate debt instruments and interest rate exchange agreements are significantly less than the authorized totals of 20 percent of total outstanding State-supported debt.

Interest Rate Exchange Agreements

As of March 31, 2010, the State’s Authorized issuers have a notional amount of $2.7 billion in interest rate exchange agreements that are subject to the interest rate exchange agreement cap, or 5.3 percent of total debt outstanding.

The State has significantly reduced its swap exposure from $5.9 billion as of March 31, 2008 to $2.7 billion as of March 31, 2010, a 54 percent reduction. Over this two-year period, the State has terminated $3.2 billion of swaps, including $565 million that was terminated automatically due to the bankruptcy of Lehman Brothers Holdings, Inc. As of September 7, 2010, the State indicated that it had no plans to increase its swap exposure, and that it may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

Net Variable Rate Obligations

As of March 31, 2010 the State had about $1.3 billion of outstanding variable rate debt instruments that were subject to the net variable rate exposure cap. This is equal to 2.5 percent of total debt outstanding and that amount includes $1.2 billion of unhedged variable rate obligations and $82 million of synthetic variable rate obligations.

The State has made significant adjustments to its variable rate bond portfolio to mitigate risks and reduce costs. Since February 2008, the State has reduced its variable rate bond exposure by $4.2 billion.

In addition to the variable rate obligations described above, the State has $2.4 billion of fixed rate obligations that may convert to variable rate obligations in the future. This includes $1.75 billion in State-supported convertible rate bonds outstanding as of September 7, 2010. These bonds bear a fixed rate until future mandatory tender dates in 2011, 2012 and 2013, at which times the State can convert them to either a fixed rate or continue them in a variable rate mode. Similar to these convertible bonds, the $618 million in forward starting synthetic variable rate obligations result in the State paying a fixed rate through 2014, and a variable rate between 2014 and 2030. Legislation was enacted in 2005 to clarify that convertible bonds, synthetic variable obligations and similar obligations that were issued on or before July 1, 2005 and which result in the State paying a fixed rate in a fiscal year do not count under the variable rate cap until the fiscal year in which the State may pay a variable rate.

LITIGATION

General

The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. As explained below, these proceedings could adversely affect the State’s finances in the 2010-11 fiscal year or thereafter.

For the purpose of the matters described below, the State defines “material and adverse developments” as rulings or decisions on or directly affecting the merits of a proceeding that have a significant adverse impact upon the State’s ultimate legal position, and reversals of rulings or decisions on or directly affecting the merits of a proceeding in a significant manner, whether in favor of or adverse to the State’s ultimate legal position. The State has indicated that it intends to discontinue disclosure with respect to any individual case after a final determination on the merits or upon a determination by the State that the case does not meet the materiality threshold described above.
As of November 9, 2010, except as described below, there is no material litigation involving the State’s constitutional or statutory authority to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects the State’s power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

The State is party to other claims and litigation, which either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined do not meet the materiality threshold described in the first paragraph of this section. Although the amounts of potential losses, if any, resulting from this litigation are not presently determinable, it is the State’s opinion as of November 9, 2010 that its ultimate liability in any of these cases is not expected to have a material and adverse effect on the State’s financial position in the 2010-11 fiscal year or thereafter.

Adverse developments in the proceedings described below, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2010-11 Financial Plan. The State believes that the 2010-11 Enacted Budget Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2010-11 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2010-11 Enacted Budget Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2010-11 Enacted Budget Financial Plan.

Real Property Claims

In Oneida Indian Nation of New York v. State of New York, 74-CV-187 (NDNY), the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of lands that the tribe sold to the State in a series of transactions that took place beginning in 1795 and ending in 1846, and ejectment of the State and Madison and Oneida Counties from all publicly-held lands in the claim area. This case remained dormant while the Oneidas pursued an earlier action which sought limited relief relating to a single 1795 transaction and the parties engaged in intermittent, but unsuccessful, efforts to reach a settlement. In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims. The District Court also denied the State’s motion to dismiss for failure to join indispensable parties.

Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006). Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the District Court dismissed plaintiffs’ claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction. The District Court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order. On August 9, 2010, the Circuit Court rendered a decision which affirmed the summary judgment order insofar as it dismissed the Oneida land claim and reversed it insofar as it would have allowed plaintiffs to pursue a fair compensation claim against the State. Oneida Indian Nation et al v. County of Oneida et al., 617 F.3d 114 (2d Cir. 2010). This decision mandates dismissal of the Oneida land claim. The U.S. and the Oneidas filed an application for en banc review before the Second Circuit on October 21, 2010, which, as of November 9, 2010, awaits a decision.

Other Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both in the United States District Court for the Northern District of New York.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. On February 10, 2006, after renewed efforts at settlement failed to resolve this action, and recognizing the potential significance of the Sherrill and Cayuga appeals, the District Court stayed all further proceedings in this case until 45 days after the United States Supreme Court issued a final decision in the Cayuga Indian Nation of New York case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings. Although the motion is fully briefed and awaiting decision, on April 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the appeal in the Oneida case. The court requested that the parties consult and seek agreement by November 2010 on the issue of lifting the stay and supplemental briefing schedules.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy,” and that conveyances of portions of that land pursuant to treaties during the period 1788 to 1822 are null and void. The “aboriginal territory” described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on laches. As of November 9, 2010, the motion was fully briefed and awaiting decision.

Cayuga Indian Nation of New York, et al. v Pataki, et al., United States District Court, NDNY, 80-CV-930 (McCurn, District Judge) (2d Cir. [02-6111]) involved approximately 64,000 acres in Seneca and Cayuga Counties surrounding the northern portion of Cayuga Lake that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act (first enacted in 1790 and now codified at 25 U.S.C. § 177) because the transactions were not held under federal supervision, and were not formally ratified by the United States Senate and proclaimed by the President. After two lengthy trials, in 2001 the District Court denied ejectment as a remedy, and rendered a judgment against the State for damages and prejudgment interest in the net amount of $250 million. The State appealed. The tribal plaintiffs (but not the U.S.) cross-appealed, seeking ejectment of all of the present day occupants of the land in the 64,000 acre claim area and approximately $1.5 billion in additional prejudgment interest.

On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the Cayuga action, based upon the intervening Supreme Court decision in Oneida Indian Nation v. City of Sherrill, 544 U.S. 197 (2005), which held (in the context of a property tax dispute involving a parcel that the tribe had purchased in fee within the Oneida claim area) that disruptive claims of Indian sovereignty could be barred by equitable defenses, including laches, acquiescence and impossibility. Cayuga Indian Nation v. Pataki, 413 F.3d 266 (2d Cir. 2005). The Second Circuit concluded that the same equitable considerations that the Supreme Court relied on in City of Sherrill applied to the Cayugas’ possessory claim and required dismissal of the entire lawsuit, including plaintiffs’ claim for money damages and their claim for ejectment. The Court also held that the United States’ complaint-in-intervention was barred by laches. The Supreme Court denied certiorari in Cayuga on May 15, 2006. 126 S. Ct. 2021, 2022.

This case was closed but recently became active when the Cayuga plaintiffs filed a FRCP 60(b)(6) motion to have the judgment vacated. Along with this motion a letter was sent to Judge McCurn’s chamber seeking a stay of the 60(b)(6) motion until after the Second Circuit decides the appeal in the Oneida Land Claim case. The motion is premised on Judge Kahn’s ruling in Oneida, discussed above, that in spite of the Second Circuit decision in Cayuga, the tribe may proceed to prove a non-possessory claim for unjust compensation against the State defendant. By stipulation of the parties, so-ordered by Judge McCurn, further briefing on the Cayugas’ motion for relief from judgment was suspended, pending the outcome of the Oneida appeal. That stay was recently lifted in light of the August 9, 2010 Oneida decision, and further briefing regarding the pending Rule 60(b) motion was filed on September 10, 2010.

Metropolitan Transportation Authority

In Hampton Transportation Ventures, Inc. et al. v. Silver et al. (Sup. Ct, Suffolk Co.), and other similar cases, including William Floyd Union Free School District v. State (Sup. Ct., Suffolk Co.), Town of Brookhaven v. Silver, et al. (Sup. Ct., Suffolk Co.), Town of Southampton and Town of Southold v. Silver (Sup. Ct. Suffolk Co.), Town of Huntington v. Silver (Sup. Ct. Suffolk Co.), Town of Smithtown v. Silver (Sup. Ct. Suffolk Co.), Mangano v. Silver (Sup. Ct. Nassau Co) and Vanderhoef v. Silver (now in Sup. Ct. Albany Co), plaintiffs challenge the constitutionality of 2009 Laws of New York chapter 25, which imposed certain taxes and fees, including a regional payroll tax, in the Metropolitan Commuter Transportation District, the revenue from which is directed to the Metropolitan Transportation Authority. Plaintiffs seek a judgment declaring that enactment of chapter 25 violated State constitutional provisions relating to the need for a home rule message, supermajority requirements for enactment of special or local laws, single purpose appropriation bills, and liability for the debts of public authorities. Plaintiffs also seek a judgment declaring that enactment of chapter 25 violated provisions of the Public Authority Law § 1266 requiring that the Metropolitan Transportation Authority be self-sustaining.

With the consent of the plaintiff (the County Executive of Rockland County), the Vanderhoef case was transferred to Albany County from Rockland County and the State has indicated that the defendants intend to move for judgment in their favor. Defendants in each of the other cases have moved to change the venue of their respective cases to Albany County or New York County. A number of additional towns and a village in various counties, Suffolk County and the Orange County Chamber of Commerce have joined the Mangano case as plaintiffs.

School Aid

In Becker et al. v. Paterson et al. (Sup. Ct, Albany Co.), plaintiffs seek a judgment declaring that the governor’s determination to delay payment of school aid due by statute on December 15, 2009, violated State constitutional provisions related to, among other things, the separation of powers doctrine. Since the commencement of the suit, the moneys at issue have been released. Following a February 3, 2010 conference with the court to discuss the status of the case, plaintiffs amended their complaint to reflect late payment of the moneys at issue. Pursuant to a Court-directed schedule, following defendants’ answer, plaintiffs moved for summary judgment on March 5, 2010. Defendants cross-moved for summary judgment on April 15, 2010. The plaintiffs replied on May 7, 2010 and defendants filed their sur-reply on May 21, 2010. The motions were argued on June 24, 2010 and, as of November 9, 2010, the parties were awaiting decision.

In a second case involving the parties (Becker et al. v. Paterson [Sup. Ct., Albany Co.]), plaintiffs seek a judgment declaring that the governor’s determination to delay payment of school aid from March 31, 2010 to June 1, 2010, also violated State constitutional provisions related to, among other things, the separation of powers doctrine. Since the commencement of the suit, the moneys at issue have also been released. The defendants answered, claiming that the statue in question, Education Law §3609-a, permitted payment on June 1, 2010, and that March 31, 2010 was merely an authorized pre-payment date. Plaintiffs moved for summary judgment on July 21, 2010 and defendants responded and cross-moved for summary judgment on September 16, 2010. The plaintiffs waived their right to reply on their motion and submitted no opposition to the cross-motion. The parties waived oral argument and, as of November 9, 2010, were awaiting decision.

In Hussein v. State of New York, plaintiffs seek a judgment declaring that the State’s system of financing public education violates section 1 of article 11 of the State Constitution, on the ground that it fails to provide a sound basic education. In a decision and order dated July 21, 2009, Supreme Court, Albany County, denied the State’s motion to dismiss the action. The State has appealed this denial to the Appellate Division, Third Department. The appeal was scheduled to be argued in November 2010.

Representative Payees

In Weaver et ano. v. State of New York, filed in the New York State Court of Claims on July 17, 2008 and subsequently amended, two claimants allege that the executive directors of the Office of Mental Health facilities in which the claimants were hospitalized, acting as representative payees under the Federal Social Security Act, improperly received benefits due them and improperly applied those benefits to the cost of their in-patient care and maintenance and, in the case of one of the claimants, also to the cost of her care and maintenance in a state-operated community residence.

The first named claimant initially sought benefits on her own behalf as well as certification of a class of claimants. However, the class claims were dismissed by the Court of Claims on February 10, 2010 for failure to comply with Court of Claims Act § 11(b), which provides that a claim must state when and where the claim arose, the nature of the claim, the items of damage, and the total sum claimed. On March 18, 2010, claimants filed a notice of appeal.

On June 4, 2010, the State moved for summary judgment against the individual claims on various grounds. The State’s summary judgment motion is sub judice. By decision and order dated September 27, 2010, the Court of Claims (Ruderman, J.), granted the State’s motion for summary judgment and dismissed the individual claims. The Court held that the state statutes relied on by claimants do not apply to Social Security benefits and that executive directors of OMH facilities are acting properly in accordance with the Social Security Act and applicable federal regulations. The time in which claimants may appeal from this decision and order has not yet expired.

Sales Tax

In Seneca Nation of Indians v. Paterson et al. (United States District Court WDNY), St. Regis Mohawk Tribe v. Paterson, et al. (United States District Court WDNY), Unkechauge Indian Nation v Paterson, et al. (United States District Court WDNY), and Oneida Indian Nation of New York v Paterson, et al. (United States District Court NDNY), plaintiffs seek judgments declaring that Chapters 134 and 136 of the Laws of 2010, which enacted amendments to the Tax Law regarding collection of excise taxes on reservation cigarette sales to non-tribal members, violate their rights under Federal law, and enjoining the State from enforcing those laws. On August 26, 2010, in Seneca, the District Court granted a motion to intervene brought by the Cayuga Indian Nation of New York. In Seneca, in an order dated August 31, 2010, the District Court ordered that defendants are temporarily restrained from implementing, administering and enforcing the challenged provisions of the Tax Law and the implementing regulations as applied to the Seneca Nation of Indians and the Cayuga Indian Nation of New York pending further order of the Court. On October 15, 2010, the District Court granted a similar temporary restraining order in the St. Regis and Unkechauge cases.

On October 14, 2010, the District Court in Seneca denied plaintiffs’ motion for a preliminary injunction but granted a stay of enforcement of the Tax Law amendments pending plaintiffs’ appeal. The Cayuga Indian Nation moved in the District Court for reconsideration of the denial of the preliminary injunction and to refer the case to mediation. On October 14, 2010, the District Court in Oneida granted plaintiff’s motion for a preliminary injunction and also referred the case to mediation. Defendants appealed to the Second Circuit from the stay pending appeal in Seneca and the preliminary injunction in Oneida, and the Seneca Nation of Indians appealed from the denial of the preliminary injunction in Seneca. Defendants moved in the Second Circuit in Seneca and in Oneida to vacate pending appeal the orders that defendants appealed in those cases. Those motions were referred to a motions panel of the Second Circuit which was scheduled to consider them on November 9, 2010.

On October 26, 2010, the District Court heard argument on the plaintiffs’ motions for a preliminary injunction in St. Regis and Unkechauge. It also extended the temporary restraining order in those cases until November 12, 2010.

In Day Wholesale Inc., et al. v. State, et al. (Sup. Ct., Erie Co.), plaintiffs also seek to enjoin the collection of taxes on cigarettes sold to or by reservation retailers. On August 31, 2010, the Supreme Court, Erie County issued an order vacating two earlier preliminary injunctions of that court barring the collection of such taxes until defendants had taken certain steps to comply with prior law. The Court also denied plaintiffs’ motion for a preliminary injunction enjoining enforcement of the provisions of Chapters 134 and 186 of the Laws of 2010.

The plaintiffs in Day Wholesale appealed. On September 14, 2010 the Appellate Division, Fourth Department denied plaintiffs’ motion for a preliminary injunction pending appeal.

Bottle Bill Litigation

In International Bottled Water Association, et al. v. Paterson, et al., plaintiffs seek declaratory and injunctive relief declaring that certain amendments to the State’s Bottle Bill enacted on April 7, 2009 as part of the 2009-2010 budget violate the due process clause, the equal protection clause and the commerce clause of the United States Constitution. On May 27, 2009, the United States District Court for the Southern District of New York issued a preliminary injunction staying the June 1, 2009 effective date of the amendments to the Bottle Bill and declared that the section of the amendments which requires that the plaintiffs and other beverage manufacturers and distributors place a unique New York-exclusive universal product code on all bottles covered by the law that are offered for sale in the State violates the commerce clause of the United States Constitution. By order entered May 29, 2009 that superseded the above-referenced May 27, 2009 preliminary injunction, the District Court granted a preliminary injunction that (1) enjoined the State from implementing or enforcing the New York-exclusive universal product code provision of the Bottle Bill and (2) enjoined the State from implementing or enforcing any and all other amendments to the Bottle Bill signed into law on April 7, 2009, until April 1, 2010, to allow persons subject to the amendments sufficient time to comply with the law’s requirements.

The State defendants moved to modify the preliminary injunction. On August 13, 2009, the Court modified the injunction so that its provisions applied only to water bottles, stating that the injunction would dissolve by October 22, 2009 unless the bottlers showed cause that due process required that the injunction should continue. On October 23, 2009, after reviewing the parties’ submissions, the Court lifted the injunction, allowing most parts of the State law requiring a five cent deposit on water bottles to take effect October 31, 2009. The Court’s decision, however, permanently enjoined the State from implementing a provision that required water bottles to bear a New York-exclusive universal product code on each bottle.

On March 22, 2010, the Court endorsed stipulated final judgments making final the permanent injunction on the New York-exclusive UPC provisions and lifting the preliminary injunctions in the August 13, 2009 and October 23, 2009 orders. On March 23, 2010, the Court endorsed plaintiffs’ voluntary dismissal of all remaining claims, including their challenge to the Sugar Water Exemption. As of November 9, 2010, an interlocutory appeal by a non-party to the Second Circuit challenging a September 14, 2009 clarification order that the August 13, 2009 order lifting the preliminary injunction as to all non-bottled water products was not intended to be retroactive remained pending. Negotiations over plaintiffs’ attorney fees have been completed.

Public Finance

In Bordeleau et al. v. State of New York, et al., a group of 50 individuals filed a complaint in the Supreme Court, Albany County, asking the court to enjoin certain expenditures of State funds and declare them to be illegal under the New York State Constitution. In particular, the plaintiffs claim that the State budget appropriates funds for grants to private corporations, allegedly in violation of Article VII, § 8, paragraph 1 of the Constitution, which provides that “money of the state shall not be given or loaned to or in aid of any private corporation or association, or private undertaking,” except for certain specified exceptions. The plaintiffs also claim that because the State budget provides, in part, that some appropriated funds will be used “in accordance with a memorandum of understanding entered into between the governor, majority leader of the senate and the speaker of the assembly, or their designees,” the Senate and Assembly have “improperly delegated their legislative powers” in violation of Article VII, § 7, which provides that every law making an appropriation “shall distinctly specify the sum appropriated, and the object or purpose to which it is to be applied.”

In addition to the State defendants, the complaint names as defendants certain public authorities and private corporations that are claimed to be recipients of the allegedly illegal appropriations. The State defendants and several other defendants moved to dismiss the complaint for failure to state a cause of action, for failure to join certain necessary parties, and for lack of a justiciable controversy. In a decision and order dated February 27, 2009, the Supreme Court, Albany County, granted the motion to dismiss the complaint, finding no violation of either Article VII, § 7, or Article VII, § 8. The court concluded that the challenged appropriations were valid expenditures for public purposes and not “gifts” prohibited under Article VII, § 8. The court also rejected the appellant’s challenge to the reference in the budget to a memorandum of understanding, relying on that Court’s holding in Saxton v. Carey, 44 N.Y.2d 545 (1978), that the degree of itemization required under Article VII, § 7 is to be determined by the Legislature, not the courts.

Plaintiffs appealed from the dismissal of their complaint. The appeal was argued in the Appellate Division, Third Department, on April 26, 2010. On June 24, 2010, the Appellate Division reversed the dismissal of the case and remanded the matter back to the lower court. The Appellate Division order directed the defendants to answer the complaint thirty days after the date of the decision. On September 13, 2010, the Appellate Division granted the defendants’ motion for leave to appeal to the Court of Appeals.

Eminent Domain

In Gyrodine v. State of New York (Court of Claims), claimant seeks compensation under the Eminent Domain Procedures Law in connection with the appropriation by the State of 245 acres of land in connection with the expansion of SUNY Stony Brook. By decision dated June 21, 2010, the Court of Claims awarded claimant $125 million as compensation for the appropriation. On September 13, 2010, the State appealed from the decision.

Insurance Department Assessments

In New York Insurance Association, Inc. v. State (Sup. Ct., Albany Co.), several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department pursuant to Insurance Law § 332 violate the Insurance Law and the State and Federal Constitutions to the extent that the assessments include amounts for items that are not direct expenses of the Insurance Department. The State filed its answer on May 4, 2010.

On June 9, 2010, the State filed a motion for summary judgment. Plaintiffs have filed a motion for permission to conduct discovery prior to responding to the State’s motion for summary judgment. Plaintiffs’ motion is returnable on December 13, 2010, but plaintiffs have indicated that they intend to file an amended complaint prior to that time.

Tobacco Master Settlement Agreement (“MSA”)

In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement (MSA) that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs’ motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the District Court. By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions. Following an evidentiary hearing, by December 15, 2008 order summarizing a preliminary decision, the District Court dismissed all of plaintiff’s claims. On January 12, 2009, the Court issued its opinion and order granting judgment dismissing the complaint. Plaintiff has appealed and the appeal is pending before the Second Circuit.

In Grand River Ent. v. King, a cigarette importer raises the same claims as those brought by the plaintiffs in Freedom Holdings, in a suit against the attorneys general of thirty states, including New York. The parties have cross-moved for summary judgment in the United States District Court for the Southern District of New York; oral argument was held on April 27, 2010 and, as of November 9, 2010, the parties were awaiting the decision from Judge Keenan.

MSA Arbitration

Each year in perpetuity, under the MSA between tobacco manufacturers who are party to the MSA (“PMs”) and 46 settling states, plus some territories and the District of Columbia (collectively the “Settling States”), the PMs pay the Settling States a base payment to compensate for financial harm to the Settling States for smoking-related illness. New York’s allocable share of the total payment is approximately 12.8% of the total, or approximately $800 million annually. In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA (“NPMs”) to deposit in escrow an amount roughly equal to the amount that the PMs pay per pack sold. The PMs have brought a nationwide arbitration against the Settling States (minus Montana) asserting that those States failed to diligently enforce their respective escrow statutes in 2003. Any such claim for the years prior to 2003 were settled in 2003. The PMs are making the same claim for years 2004-2006, but none of those years are yet in arbitration. The full panel of arbitrators, all of whom are retired Art. III federal judges, has been selected. An Administrative Conference was held on July 20, 2010; the Initial Conference took place in Chicago on October 5, 2010; as of November 9, 2010, the next hearing on several preliminary legal issues was to be held in Chicago on December 6-7, 2010.

* * * * *

ADDITIONAL CONSIDERATIONS

New York municipal obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York state personal income taxes. Accordingly, investments in such securities may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

APPENDIX F

ADDITIONAL INFORMATION CONCERNING PUERTO RICO MUNICIPAL OBLIGATIONS

The following information is a summary of certain factors affecting the credit and financial condition of the Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”). The sources of payment for Puerto Rico municipal obligations and the marketability thereof may be affected by financial or other difficulties experienced by the Commonwealth and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is derived solely from information contained in official statements relating to offerings of Puerto Rico bond issues, the most recent such official statement being dated September 11, 2009. Any estimates of future results and other projections are statements of opinion made by the Commonwealth in, and as of the date of, such official statements and are subject to risks and uncertainties that may cause actual results to differ materially. None of the funds has independently verified, and the funds are not responsible for, the accuracy, completeness or timeliness of this information, and the funds do not undertake any obligation to update such information. Such information is included herein without the express authority of any Puerto Rico issuer and is provided without regard to any events that have occurred since the date of the most recent statement.

OVERVIEW

Puerto Rico is located approximately 1,600 miles southeast of New York City. According to the U.S. Census Bureau, its population was 3,954,037 as of July 1, 2008. Puerto Rico’s constitutional status is that of a territory of the United States, and, pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The relationship between the United States and Puerto Rico is referred to as commonwealth status.

The United States and the Commonwealth share a common defense, market, currency and citizenship. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 states. It differs from the states, however, in its relationship with the federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and subcommittees to which he belongs). Most federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax. The official languages of Puerto Rico are Spanish and English.

The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. The Commonwealth’s policy has been and continues to be to maintain the level of such debt within a prudent range below the constitutional limitation.

Fiscal responsibility for the Commonwealth is shared among the Department of the Treasury, the Office of Management and Budget (“OMB”) and Government Development Bank for Puerto Rico (“Government Development Bank” or “GDB”). The Department of the Treasury is responsible for collecting most of the Commonwealth’s revenues, overseeing preparation of its financial statements and contributing to the preparation of the budget. OMB prepares the Commonwealth’s budget and is responsible for monitoring expenditures. Government Development Bank is the fiscal agent and financial advisor to the Commonwealth and its agencies, public corporations and municipalities and coordinates the management of public finances.

OVERVIEW OF ECONOMIC AND FISCAL CONDITION

Puerto Rico’s economy has been in a recession, which commenced in the fourth quarter of fiscal year 2006. Although Puerto Rico’s economy is closely linked with the United States economy, for fiscal years 2007 and

2008, Puerto Rico’s real gross national product decreased by 1.9% and 2.5%, respectively, while the United States economy grew at a rate of 1.8% and 2.8%, respectively, during the same periods. As of April 30, 2009, according to projections of the Puerto Rico Planning Board (the “Planning Board”), the economic contraction had accelerated in fiscal year 2009, with an expected further reduction in real gross national product of 3.4%. While this trend was expected to continue in fiscal year 2010, the expected positive impact of the U.S. federal and local economic stimulus measures discussed below led the Planning Board to announce on April 29, 2009 revised projections for fiscal year 2010 reflecting a projected increase in real gross national product of 0.1%.

The Commonwealth is experiencing a fiscal crisis as a result of the structural imbalance between recurring government revenues and expenses. The structural imbalance had been exacerbated during fiscal years 2008 and 2009, with recurring government expenses significantly higher than recurring revenues, which declined as a result of the multi-year economic contraction mentioned above. In order to bridge the deficit resulting from the structural imbalance, the government used non-recurring measures, such as borrowing from GDB or in the bond market, and postponing the payment of various government expenses, such as payments to suppliers and utilities providers. As of April 30, 2009, the estimated structural deficit for fiscal year 2009 was projected to be $3.2 billion.

Fiscal Year 2009 Estimated Structural Deficit

For fiscal year 2009, estimated revenues of the General Fund (the primary operating fund of the Commonwealth) were $7.6 billion as of April 30, 2009 (down from the original budgeted revenues of $8.5 billion). Although budgeted expenditures for the fiscal year were $9.5 billion, as of April 30, 2009, the government had identified additional expenses for fiscal year 2009 that were not included in the budget. As of April 30, 2009, unbudgeted expenses for fiscal year 2009 were estimated at $1.4 billion. Thus, the resulting estimated structural deficit for fiscal year 2009 was $3.2 billion as of April 30, 2009.

General Fund Revenues

Preliminary General Fund revenues for the first nine months of fiscal year 2009 (from July 2008 through March 2009) were $5.44 billion, a decline of 4.9% from $5.72 billion for the same period in the prior fiscal year. The continued decline in General Fund tax revenues reflected primarily the impact of the ongoing economic recession.

Fiscal Stabilization Plan

The new government administration, which commenced on January 2, 2009 and controls the Executive and Legislative branches of government, has developed and commenced implementing a multi-year plan designed to achieve fiscal balance and restore economic growth. The fiscal stabilization plan seeks to achieve budgetary balance on or before fiscal year 2013, while addressing expected fiscal deficits in the intervening years through the implementation of a number of initiatives, including the following: (i) a $2 billion operating expense-reduction plan during fiscal year 2010, through government reorganization and reduction of operating expenses, including payroll which is the main component of government expenditures; (ii) a combination of temporary and permanent tax increases, coupled with additional tax enforcement measures; and (iii) a bond issuance program through Puerto Rico Sales Tax Financing Corporation (“COFINA” by its Spanish-language acronym). The Commonwealth has indicated that, before the temporary measures expire in 2013, the administration intends to design and adopt a comprehensive reform of the tax system and a long-term economic development plan to complement the economic reconstruction and supplemental stimulus initiatives described below. The proceeds expected to be obtained from the COFINA bond issuance program are to be used to repay existing government debt (including debts with GDB), finance operating expenses of the Commonwealth for fiscal years 2009 through 2011 (and for fiscal year 2012, to the extent included in the government’s annual budget for such fiscal year), including costs related to the implementation of a workforce reduction plan, the funding of an economic stimulus plan, as described below, and for other purposes to address the fiscal imbalance while the fiscal stabilization plan is being implemented. The fiscal stabilization plan seeks to safeguard the investment grade ratings of the Commonwealth’s general obligation debt and lay the foundation for sustainable economic growth. Legislation has already been enacted authorizing the implementation of all the measures in the fiscal stabilization plan and, as of April 30, 2009, the Office of Management and Budget (“OMB”) had certified projected savings of $237 million for fiscal year 2010 from implemented measures through April 30, 2009.

Economic Reconstruction Plan

The new administration has also developed and commenced implementing a short-term economic reconstruction plan. The cornerstone of this plan is the implementation of U.S. federal and local economic stimulus programs. Puerto Rico is slated to benefit from the American Recovery and Reinvestment Act of 2009 (“ARRA”) enacted by the U.S. government to stimulate the U.S. economy in the wake of the global economic downturn. Puerto Rico expects to receive approximately $5.0 billion from ARRA during fiscal years 2010 and 2011, which includes tax relief, expansion of unemployment benefits and other social welfare provisions, and domestic spending in education, health care, and infrastructure, among other measures. The Commonwealth has indicated that the administration will seek to complement the U.S. federal stimulus with additional short- and medium-term supplemental stimulus measures seeking to address specific local challenges and providing investment in strategic areas. These measures include a local $500 million economic stimulus plan to supplement the federal plan. In addition, to further stimulate economic development and cope with the fiscal crisis, as of September 11, 2009, the administration was in the process of establishing a legal framework to authorize and promote the use of public-private partnerships to finance and develop infrastructure projects and operate and manage certain public assets.

As of September 11, 2009, the new administration was also developing a comprehensive long-term economic development plan aimed at improving Puerto Rico’s overall competitiveness and business environment and increasing private-sector participation in the Puerto Rico economy. The Commonwealth has indicated that, as part of this plan, the administration will emphasize (i) the simplification and shortening of the permitting and licensing process; (ii) the strengthening of the labor market by encouraging greater labor-force participation and bringing out-of-date labor laws and regulations in line with U.S. and international standards and (iii) the adoption of a new energy policy that seeks to lower energy costs and reduce energy-price volatility by reducing Puerto Rico’s dependence on fossil fuels, particularly oil, through the promotion of diverse, renewable-energy technologies.

Proposed Fiscal Year 2010 Budget

On April 29, 2009, the Governor submitted to the Legislature a proposed budget for fiscal year 2010. The proposed budget provided for total General Fund revenues and appropriations of $7.67 billion, compared to estimated General Fund revenues of $7.60 billion for fiscal year 2009. Budgeted General Fund expenditures totaled $7.67 billion, a decrease of $1.81 billion, or 19%, from the fiscal year 2009 budgeted expenditures of $9.48 billion. To cover approximately $2 billion of additional transitory expenses for fiscal year 2010 related to the implementation of the expense-reduction plan (including expenses that would be incurred in fiscal year 2010 but would not be incurred in subsequent fiscal years) and a $500 million projected remaining structural deficit, the Commonwealth planned to establish a Stabilization Fund to be funded with proceeds from COFINA bond issues.

The projections and assumptions used in the proposed fiscal year 2010 budget were subject to a number of risks, including risks related to the economic forecasts, the implementation of the expense-reduction plan, and the execution of certain transactions contemplated in the fiscal stabilization plan (such as the COFINA financings). Many complex political, social, environmental, and economic forces influence the Commonwealth’s economy and finances unpredictably from fiscal year to fiscal year. The budget is necessarily based on forecasts of economic activity, which have frequently failed to accurately predict the timing and magnitude of specific cyclical changes in the U.S. and local economy. The Commonwealth gave no assurance that the Commonwealth’s economy would not experience results in fiscal year 2010 and ensuing fiscal years that would be materially worse than predicted, with corresponding material and adverse effects on the Commonwealth’s projections of receipts and disbursements.

ECONOMY

General

The Commonwealth in the past has established policies and programs directed principally at developing the manufacturing sector and expanding and modernizing the Commonwealth’s infrastructure. Domestic and foreign investments have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the population.

Puerto Rico’s economy experienced a considerable transformation during the past sixty-five years, passing from an agriculture economy to an industrial one. Virtually every sector of the economy participated in this expansion. Factors contributing to this expansion include government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases between 2005 and 2009, the continuous contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy. As of September 2009, Puerto Rico’s economy was in a recession that began in the fourth quarter of fiscal year 2006, a fiscal year in which the real gross national product grew by only 0.5%. For fiscal years 2007 and 2008, the real gross national product contracted by 1.9% and 2.5%, respectively. This contraction continued into fiscal year 2009, for which the Planning Board expected a reduction of 3.4% in real gross national product. While the trend was expected to continue in fiscal year 2010, the Planning Board announced on April 29, 2009 that the expected positive impact of the U.S. federal and local economic stimulus measures discussed below should outweigh the expected negative impact of the Fiscal Stabilization Plan also described below and revised its projections for fiscal year 2010 to reflect an increase of 0.1% in real gross national product. The Planning Board also projected increases in real gross national product of 0.9% and 1.0% for fiscal years 2011 and 2012, respectively.

Nominal personal income, both aggregate and per capita, has increased consistently from 1947 to 2008. In fiscal year 2008, aggregate personal income was $56.2 billion ($44.8 billion in 2000 prices) and personal income per capita was $14,237 ($11,341 in 2000 prices).1 Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total U.S. federal transfer payments to individuals amounted to $12.3 billion in fiscal year 2008 ($10.5 billion in fiscal year 2007). Entitlements for previously performed services or resulting from contributions to programs such as Social Security, Veterans’ Benefits, Medicare, and U.S. Civil Service retirement pensions were $9.3 billion, or 76% of the transfer payments to individuals in fiscal year 2008 ($8.6 billion, or 82%, in fiscal year 2007). The remainder of the federal transfers to individuals is represented by grants, mostly concentrated in the Nutritional Assistance Program (Food Stamps) and Pell Grant (higher education) Scholarships. The increase in federal transfer payments to individuals, and the corresponding decline in the share of entitlements to total transfers to individuals, from fiscal year 2007 to fiscal year 2008 was due almost exclusively to the U.S. federal tax rebates implemented in fiscal year 2008.

Total average annual employment (as measured by the Puerto Rico Department of Labor and Human Resources Household Employment Survey, known as the “Household Survey”) also increased between fiscal

1	Different price deflators are used for gross national product and personal income statistics. The year 2000 is used as a basis for comparison because that is the year used by the U.S. Department of Commerce.

year 1999 and fiscal year 2008. From fiscal year 1999 to fiscal year 2008, total employment increased at an average annual growth rate of 0.6% to 1,217,500. However, as of April 30, 2009, there had been a decrease in employment during fiscal year 2009, related to the recession that began in fiscal year 2008.

The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and the service sector. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, transportation, communications and public utilities, and other services, plays a major role in the economy. It ranks second to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

The economy of Puerto Rico is closely linked to the United States economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the mainland economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. During fiscal year 2008, approximately 74% of Puerto Rico’s exports went to the United States mainland, which was also the source of approximately 47% of Puerto Rico’s imports. In fiscal year 2008, Puerto Rico experienced a positive merchandise trade balance of $19.0 billion.

Fiscal Years 2009 and 2010

The Planning Board’s gross national product forecast for fiscal year 2009, released in February 2009, projected a decline of 3.4% in constant dollars, or an increase of 1.5% in current dollars. Personal income was expected to decline by 1.5% in real terms, or to increase by 2.3% in nominal terms. On April 29, 2009, the Planning Board released new projections. As of that date, the Planning Board projected a slight decrease in gross national product of 0.1% in constant dollars or 3.4% in current dollars. In August 2009, the Planning Board revised its gross national product forecast for fiscal year 2009 by projecting a base case scenario decline of 4.8% in constant dollars, a further decline of 1.4% from the projection released in February 2009. The Planning Board, however, made an upward revision of its gross national product forecast for fiscal year 2010 by projecting an increase of 0.7% in constant dollars. The Planning Board’s revised forecast for fiscal year 2010 took into account the anticipated estimated effect on the Puerto Rico economy of the Government’s fiscal stabilization plan and of the activity expected to be generated by $1.73 billion from ARRA and $280.3 million from the Government’s local stimulus package. The revised forecast also considered the effect on the Puerto Rico economy of general global economic conditions, the U.S. economy, the volatility of oil prices, interest rates and the behavior of local exports, including expenditures by visitors.

Puerto Rico expects to receive approximately $6 billion in stimulus funds from ARRA, of which approximately $3.3 billion is slated to be used to provide consumer and tax payer relief. As of August 2009, the Puerto Rico Infrastructure Financing Authority (“PRIFA”), which is responsible for the administration of ARRA in Puerto Rico, reported that approximately $609 million in ARRA funds for use in health, housing, and education related projects, among others, had been disbursed.

As of September 2009, the Government had also begun disbursing funds under the local stimulus program. Most municipalities have received disbursements earmarked to pay outstanding debts and fund local projects. The Government has also disbursed funds allocated towards job training programs, a strategic water distribution project in a southern municipality and the revamping of the Puerto Rico permits system.

According to the Household Survey, total employment for fiscal year 2009 averaged 1,168,200, a decrease of 4.1% from the previous fiscal year. The unemployment rate for fiscal year 2009 was 13.4%, an increase from 11% for fiscal year 2008. For the month of July 2009, the unemployment rate was 16.5%.

Fiscal Year 2008

The Planning Board’s preliminary reports on the performance of the Puerto Rico economy for fiscal year 2008 indicated that real gross national product decreased 2.5% (3.8% in current dollars) over fiscal year 2007. Nominal gross national product was $60.8 billion in fiscal year 2008 ($43.0 billion in 2000 prices), compared to $58.6 billion in fiscal year 2007 ($44.2 billion in 2000 prices). Aggregate personal income increased from $52.3 billion in fiscal year 2007 ($43.4 billion in 2000 prices) to $56.2 billion in fiscal year 2008 ($44.8 billion in 2000 prices), and personal income per capita increased from $13,269 in fiscal year 2007 ($11,012 in 2000 prices) to $14,237 in fiscal year 2008 ($11,341 in 2000 prices). The significant increase in personal income in fiscal year 2008 was due in part to the tax rebate program implemented by the Bush Administration during that fiscal year.

According to the Household Survey, total employment for fiscal year 2008 averaged 1,217,500, a decrease of 3.6% compared to 1,262,900 for fiscal year 2007. At the same time, the unemployment rate for fiscal year 2008 was 11.0%, an increase from 10.4% for fiscal year 2007.

Among the variables contributing to the decrease in gross national product were the continuous contraction of the manufacturing and construction sectors and the contraction of U.S. economic activity. Furthermore, the decline in Puerto Rico’s gross national product was not offset by the federal tax rebates due to the high levels of oil prices during fiscal year 2008. The persistently high level of the price of oil and its derivatives (such as gasoline) during that period served to reduce the income available for other purchases and, thereby, negatively affected domestic demand. Due to the Commonwealth’s dependence on oil for power generation and gasoline (in spite of its recent improvements in power-production diversification), the high level of oil prices accounted for an increased outflow of local income in fiscal year 2008. The difficulties associated with the financial crisis resulted in lower short-term interest rates, but this did not translate into an improvement in the construction sector.

Fiscal Stabilization and Economic Reconstruction

As of September 2009, the new administration had developed and commenced implementing a multi-year Fiscal Stabilization and Economic Reconstruction Plan that seeks to achieve fiscal balance and restore economic growth. The administration believes that fiscal stabilization is central to safeguarding the Commonwealth’s investment-grade credit rating and restoring Puerto Rico’s economic growth and development. During the first quarter of 2009, the Legislative Assembly enacted three bills providing for the implementation of this plan, which is composed of two main elements: the Fiscal Stabilization Plan (the “Fiscal Plan”) and the Economic Reconstruction Plan (the “Economic Plan”).

In addition, as of September 11, 2009, the new administration was in the process of designing and implementing a series of economic development initiatives with the aim of enhancing Puerto Rico’s competitiveness and strengthening specific industry sectors. These economic development initiatives are intended to support the prospects of long-term and sustainable growth.

Fiscal Stabilization Plan

The Fiscal Plan has three main objectives: (i) stabilize the short-term fiscal situation, (ii) safeguard and strengthen the Commonwealth’s credit rating, and (iii) achieve budgetary balance by fiscal year 2013. The Fiscal Plan, which is generally contained in Act No. 7 of March 9, 2009 (“Act 7”), includes operating expense-reduction measures, tax revenue enforcement measures, tax increases, and financial measures, as discussed below.

Expense Reduction Measures. A significant portion of Puerto Rico’s 2009 budget deficit was attributable to the accumulated effect of high operating expenses in the government. The Fiscal Plan seeks to reduce the recurring expense base of the government to make it consistent with the level of government revenues. The Fiscal Plan establishes a government-wide operating expense-reduction program aimed at reducing payroll and other operating expenses by $2 billion.

Payroll expense is the most significant component of the government’s recurring expense base. The reduction in payroll expenses contemplated by the Fiscal Plan is to be implemented in three phases and includes certain benefits conferred to participating employees, as follows:

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Phase I: Incentivized Voluntary Resignation and Voluntary Permanent Workday Reduction Programs: The Incentivized Voluntary Resignation Program offered public employees a compensation incentive based on the time of service in the government. The Voluntary Permanent Workday Reduction Program was available to public employees with 20 or more years of service. The Workday Reduction Program consisted of a voluntary reduction of one regular workday every fifteen calendar days, which is equivalent to approximately a 10% reduction in annual workdays. Phase I commenced in March 2009 and public employees had until April 27, 2009 to submit the required information to participate in the voluntary programs available under Phase I and be eligible for the Public Employees Alternatives Program. On May 14, 2009, OMB announced that based on the number of employees who agreed to participate in these programs, the expected reduction in expenses for fiscal year 2010 was $50 million.

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Phase II: Involuntary Layoff Plan: As provided in Act 7, Phase II was to go into effect because the objective of reducing $2 billion in expenses was not achieved after implementation of Phase I and Phase III. Under Phase II, subject to certain exceptions, all employees with transitory, non-permanent positions were to be terminated. In addition, Phase II provided for one or more rounds of involuntary layoffs and applied to all public employees unless specifically excluded by Act 7, strictly according to seniority in public service, starting with employees with least seniority. The plan excluded employees listed in Act 7 as providing “essential” services, those paid by federal funds, those on military leave, and political appointees and their trust employees (political appointees and their trust employees, who do not hold a permanent or career position in the government, are referred to herein as “non-career” employees). Employees in Phase II were to receive a severance package that includes health coverage payment for up to a maximum of six months or until the former public employee is eligible for health insurance coverage at another job.

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Phase III: Temporary Suspension of Certain Provisions of Laws, Collective Bargaining Agreements, and Other Agreements: Phase III, which went into effect on March 9, 2009, imposes a temporary freeze of salary increases and other economic benefits included in laws, collective bargaining agreements, and any other agreements. Phase III is to remain in effect for a period of two years, but this term may be shortened by the Governor by means of an Executive Order should OMB certify that the savings resulting from the implementation of Act 7’s expense-reduction measures are sufficient to cover the law’s objectives. OMB indicated that the expected savings from the implementation of these measures was $187 million for fiscal year 2010.

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Public Employees Alternatives Program: The employees that elected to participate in the Incentivized Voluntary Resignation Program or the Voluntary Permanent Workday Reduction Program under Phase I, or that were subject to involuntary layoffs under Phase II, were to be eligible for the Public Employees Alternatives Program. This program assists public employees in their transition to other productive alternatives, and offers vouchers for college education, technical education, and professional training, as well as for establishing a business and for relocation.

In addition, Act 7 provides that, for a period of two years, collective bargaining agreements that have already expired or that expire while the law is in effect and that relate to public employees may not be renegotiated or renewed.

On April 13, 2009, a group of government employees along with labor organizations that represent governmental employees filed a complaint in the U.S. District Court for the District of Puerto Rico seeking, among other relief, an injunction to stop the Government of Puerto Rico from implementing the expense-reduction provisions of Act 7 under the theory that such provisions violate United States and Puerto Rico law prohibitions on impairment of contracts and retroactive application of laws. On August 5, the Court denied the preliminary injunction. The Court’s decision allows the Government to continue with the implementation of

Act 7. As of April 30, 2009, the Commonwealth indicated that the administration intends to continue to defend vigorously the constitutionality of Act 7.

The second element of the expense-reduction measures, which pertains to other operating expenses, was to be conducted through an austerity program in combination with other measures, such as reduction in expenses of the public health plan, Executive Branch reorganization, and efficiency measures supported by budgeting and accounting processes, and information technology. The austerity program mandates a 10% reduction in other operational expenses, including cellular phone use, credit cards, and official vehicles.

Tax Revenue Enforcement Measures. The Fiscal Plan seeks to increase tax revenues by implementing a more rigorous and ongoing tax enforcement and compliance strategy. Specific tax enforcement initiatives include: (i) enhancements to federal grants and fund receipts, (ii) stronger collections and auditing efforts on Puerto Rico’s sales and use tax, and (iii) a voluntary tax compliance program.

Tax Increases. The goal of achieving fiscal and budgetary balance requires a combination of measures that include the introduction of permanent and temporary tax increases. The Fiscal Plan includes six temporary and four permanent revenue increasing measures. With respect to temporary revenue increasing measures, as of September 11, 2009, the administration was planning to implement: (i) a 5% surtax on income of certain individuals, (ii) a 5% surtax on income of certain corporations, (iii) a 5% income tax on credit unions (commonly known as cooperativas in Puerto Rico), (iv) a 5% income tax on Puerto Rico international banking entities, (v) a special property tax on residential real estate, and (vi) a moratorium on certain tax credits. The majority of these temporary measures are slated to be in effect for three fiscal years beginning in fiscal year 2010. The permanent measures include (i) modifications to the alternative minimum tax for individuals and corporations, (ii) an increase in the excise taxes on cigarettes, (iii) new excise taxes on motorcycles, and (iv) an increase in the excise taxes on alcoholic beverages.

Financial Measures. The administration expects to carry out several financial initiatives in order to achieve fiscal stability throughout the implementation period of the Fiscal Plan. These financial measures include, among others, a financing or bond issuance program the proceeds of which would be used to bridge the structural budgetary imbalance during the implementation period of the Fiscal Plan and funding some initiatives in the Economic Plan.

The financial measures are mainly anchored on the bond-issuance program of COFINA. Act 7, in conjunction with Act No. 91 of May 13, 2006, as amended (“Act 91”), and Act No. 1 of January 14, 2009 (“Act 1”), allocated to COFINA, commencing on July 1, 2009, 2.75% (one-half of the tax rate of 5.5%) of the sales and use tax imposed by the central government, which increased COFINA’s financing capacity and, the Commonwealth has indicated, should allow the Commonwealth to achieve fiscal stability throughout the implementation period of the Fiscal Plan.

In addition to the increased tax allocations to COFINA, the financial initiatives that were enacted into law include the creation of the Savings Notes for the Economic Cooperation of Puerto Rico (the “Saving Notes Program”) and allow for the refinancing of a portion of the existing debt of the Puerto Rico Public Buildings Authority. The Savings Notes Program consists of an issuance of up to $20 million in short-term general obligation notes for retail distribution to Puerto Rico residents.

The administration expects that its Fiscal Plan will provide more fiscal stability, thereby safeguarding and strengthening Puerto Rico’s credit rating. The administration further expects that the resulting fiscal structure will be sustainable and conducive to economic growth and development.

Economic Reconstruction Plan

To balance the impact of the Fiscal Plan, the administration has developed and is implementing an economic reconstruction program to stimulate growth in the short term and lay the foundation for long-term economic development. In addition, the administration is developing a comprehensive, long-term, economic development program aimed at improving Puerto Rico’s overall global relevance, competitiveness, and business environment, and increasing private-sector capital formation and participation in the economy.

The Economic Plan consists of three main components: (i) two economic stimulus programs, (ii) Public-Private Partnerships, and (iii) a supplemental stimulus plan.

Economic Stimulus Programs. The cornerstone of Puerto Rico’s short-term economic reconstruction plan is the implementation of two economic stimulus programs aimed at reigniting growth and counterbalancing any adverse effects associated with the Fiscal Plan. The economic stimulus programs consist of Puerto Rico’s participation in ARRA (also referred to herein as the “Federal Stimulus”) and a local plan (the “Local Stimulus”) designed to complement the Federal Stimulus.

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Federal Stimulus Program: Puerto Rico is eligible to participate in ARRA because of its status as a U.S. jurisdiction. Puerto Rico expects to receive up to $5 billion in stimulus funds from ARRA. The funds are slated to be distributed in four main categories: relief to individuals, budgetary and fiscal relief, taxpayers’ relief, and capital improvements. This Federal Stimulus coming from ARRA places an emphasis in relief for individuals and taxpayers. In terms of government programs, the Federal Stimulus allocates funds to education, agriculture and food assistance, health, housing and urban development, labor, and transportation, among others.

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Local Stimulus Program: The administration has formulated the Local Stimulus to supplement the Federal Stimulus and ameliorate specific local challenges associated with the local mortgage market, the availability of credit, and the infrastructure and construction sectors. Despite the fact that the Local Stimulus amounts to a $500 million investment by the government, as of September 2009, it had been estimated that its effect would be greater due to its loan-guarantee programs, which were to be coordinated in collaboration with commercial banks in Puerto Rico. The Local Stimulus is composed of three main elements: (i) capital improvements, (ii) stimulus for small- and medium-sized businesses, and (iii) consumer relief in the form of direct payments to retirees, mortgage-debt restructuring for consumers that face risk of default, and consumer stimulus for the purchase of housing.

Public-Private Partnerships. The administration believes that Public-Private Partnerships (“PPPs”) represent an important tool for economic development, particularly in times of fiscal imbalance. PPPs are collaborations between government and non-governmental entities—such as private-sector, non-profit organizations, credit unions, and township corporations (corporaciones municipales)—to develop infrastructure projects, manage government assets or provide services. The non-governmental partner takes on certain responsibilities and risks related to the development of the project in exchange for receiving the benefits of operating it.

PPPs provide the opportunity for lower project development costs, reduction of financial risk, creation of additional revenue sources, establishment of service quality metrics, and redirection of government resources to focus on the implementation of public policy.

As of September 11, 2009, the Commonwealth indicated that the administration was working on establishing the legal framework that would implement the procedures for establishing PPPs. As of September 11, 2009, Puerto Rico had opportunities for the establishment of PPPs in the areas of highways, ports, transportation, solid waste, potable water, and renewable energy, among others.

Supplemental Stimulus Plan. The Economic Plan includes a Supplemental Stimulus Plan, to provide investment in strategic areas with the objective of laying the foundations for long-term growth in Puerto Rico. The Supplemental Stimulus was slated to begin after the first year of implementation of the Federal and Local Stimuli. The coordinated implementation of the Supplemental Stimulus during the second year of the Federal and Local Stimuli was expected to reinforce continuity in reigniting economic growth while making key investments for long-term development.

The Supplemental Stimulus is to be conducted by GDB through a combination of direct investments and guaranteed lending. Specifically, the plan is for the Supplemental Stimulus to target critical areas such as the banking system, key infrastructure projects, public capital improvement programs, private-sector lending to specific industries, and the export and research-and-development knowledge industries. The plan is for the Supplemental Stimulus to take into account the strategic needs that Puerto Rico must fulfill in order to become a more competitive player in its region and in the global economy.

The Supplemental Stimulus is intended to complement a comprehensive Economic Development Program that was to be implemented by the Department of Economic Development and Commerce, as discussed below.

Economic Development Program

As of September 11, 2009, the Department of Economic Development and Commerce (“DEDC”), in coordination with other government agencies, was in the process of formulating and implementing a series of economic development initiatives with the goal of laying the groundwork for sustainable economic growth. These initiatives are centered on the dual mission of fostering multi-sector growth while reducing costs and barriers to business and investment, and are a medium-to-long-term counterpart to the Economic Reconstruction Plan and the Supplemental Stimulus Plan described above. The economic development initiatives are aimed at improving Puerto Rico’s overall global relevance, competitiveness, and business environment and seek to increase private-sector capital formation and participation in the Puerto Rico economy.

The administration has indicated that it will emphasize three main initiatives to enhance Puerto Rico’s competitive position: (i) overhauling the permitting process, (ii) reforming the labor market, and (iii) reducing energy costs.

The first initiative, the reengineering of Puerto Rico’s permitting and licensing process, has already been initiated and legislation has been filed. In the short term, this restructuring is focused on eliminating the significant backlog of unprocessed permits that have been in the pipeline of various government agencies. In the longer term, this effort seeks to significantly reduce the number of inter-agency processes and transactions that have been required by creating a centralized, client-focused system that simplifies and shortens the permitting process for applicants.

As of September 11, 2009, the Commonwealth indicated that initiatives would also be undertaken with the purpose of strengthening Puerto Rico’s labor market. The administration seeks to encourage greater labor-force participation by providing the private sector with more flexibility in establishing feasible labor arrangements. One focus of the labor-market reform is expected to be the modernization of Puerto Rico’s regulatory framework. Legislative changes that were to be introduced are expected to focus on bringing out-of-date labor laws and regulations in line with U.S. and international standards with respect to such matters as flex-time arrangements, overtime rules, workers’ compensation, and benefit requirements, among others. This labor reform is expected to provide a significant improvement in Puerto Rico’s competitiveness in the global marketplace.

The administration considers the adoption of a new energy policy to be critical for Puerto Rico’s competitiveness. As of September 2009, fluctuations in oil prices were having a significant effect on Puerto Rico’s overall economic performance. As of September 11, 2009, the Commonwealth indicated that the administration planned to focus on reducing Puerto Rico’s dependence on fossil fuels, particularly oil, through the promotion of diverse, renewable-energy technologies. The Commonwealth indicated that, by implementing a new energy policy, the Commonwealth seeks to lower energy costs, reduce energy-price volatility, and establish environmentally sustainable energy production through a reduction in ecologically harmful emissions. As of September 11, 2009, the Commonwealth was facilitating the development of several initiatives, including the wheeling of energy, conservation efforts, and the installation of new renewable generation capacity, among others. These initiatives are expected not only to address energy prices in Puerto Rico, but also to provide for a means of attracting investment in the energy sector.

The Commonwealth plans to complement these competitive initiatives with specific strategic initiatives with the objective of creating jobs and increasing economic activity across various sectors of the Puerto Rico economy. The Commonwealth has natural or structural competitive advantages in several areas, such as pharmaceutical and biotechnology manufacturing. These advantages provide opportunities to further economic activities in manufacturing, science and technology, tourism, renewable energy, trade, and professional services. The Commonwealth has indicated that specific initiatives will be designed to promote sustainable economic growth while diversifying Puerto Rico’s economic base.

Puerto Rico Tax Incentives

One of the benefits enjoyed by the Commonwealth is that corporations operating in Puerto Rico (other than corporations organized in the United States with a local branch) and individuals residing in Puerto Rico generally are not subject to federal income taxes on income derived in Puerto Rico. This enables the Commonwealth to utilize local tax legislation as a tool for stimulating economic development, and it has done so for many years.

In this regard, the Commonwealth has enacted legislation providing tax exemptions and tax incentives for businesses operating within certain sectors of the economy. Tax incentives laws have existed in Puerto Rico for over fifty years. The Economic Incentives Act, a recent tax incentives act, covers companies dedicated to manufacturing and the export of services and was enacted on May 28, 2008. All eligible businesses operating under previous tax incentives laws may apply for the benefits provided by the Economic Incentives Act.

The Economic Incentives Act streamlines the process for obtaining tax incentives and provides recipients with certainty as to the amount of benefits they will receive over time. The Economic Incentives Act expands the definition of manufacturing to include cluster and supply chain concepts, addresses issues of cost competitiveness, and simplifies the applicable rules. The tax structure established by the Economic Incentives Act generally has a 4% income tax rate and a 12% withholding tax rate for royalties. An alternative structure has an 8% income tax rate and a 2% withholding tax on royalties. For existing businesses with tax rates between 2% and 4%, the Secretary of Economic Development has the discretion to grant the same tax benefits if doing so is considered to be in the best interests of Puerto Rico’s economy. Income tax rates may be reduced by an additional 0.5% for projects located in low-or mid-economic development areas. Additional exceptions to the general tax structure exist for pioneering activities, local firms and small businesses. Pioneering activities may have a 1% income tax rate, or no income taxes if the research and development activity is located completely within Puerto Rico. Local firms may enjoy a tax rate as low as 3%, and for small- and medium-sized businesses the tax rate may be as low as 1%, provided such activities are eligible for certain credits provided by the Economic Incentives Act.

A variety of tax credits are available under the Economic Incentives Act, including: for the purchase of products manufactured in Puerto Rico; for job creation; for investment in research and development; for investment in energy-generation equipment; to reduce the cost of energy; to transfer technology; and for investors who acquire exempt operations in the process of shutting down. There are also investment credits for projects classified as strategic projects. Some of these credits can be carried forward and others can be sold.

Economic Performance by Sector

From fiscal year 2004 to fiscal year 2008, the manufacturing and service sectors generated the largest portion of gross domestic product. The manufacturing, service, and government sectors were the three sectors of the economy that provided the most employment in Puerto Rico.

Manufacturing

Manufacturing is the largest sector of the Puerto Rico economy in terms of gross domestic product. Planning Board figures show that in fiscal year 2008 manufacturing generated $38.5 billion, or 41.2%, of gross domestic product. During fiscal year 2008, payroll employment for the manufacturing sector was 104,200, a decrease of 3.4% compared with fiscal year 2007. For the first nine months of fiscal year 2009, the average manufacturing employment was 99,300, a decrease of 5.3% compared to the same period of the prior fiscal year. Most of Puerto Rico’s manufacturing output is shipped to the U.S. mainland, which is also the principal source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Federal minimum wage laws are applicable in Puerto Rico. For fiscal year 2008, the average hourly manufacturing wage rate in Puerto Rico was approximately 68.5% of the average mainland U.S. rate.

Total employment in the manufacturing sector decreased by 14,200 from fiscal year 2004 to fiscal year 2008. Manufacturing employment had been declining during the past decade, but the decline accelerated during fiscal years 2002 and 2003, falling by 10.6% and 4.8%, respectively. Thereafter, manufacturing employment seemed to stabilize around 118,000 jobs, but the acceleration in job losses reappeared in fiscal year 2006 with the sector experiencing another significant drop of 4.0%. For fiscal years 2007 and 2008, manufacturing employment decreased by 4.2% and 3.4%, respectively. For the first nine months of fiscal year 2009, the sector lost an average of 5,600 jobs, or 5.3% compared to the same period of the previous year. In summary, the manufacturing sector lost nearly 17,000 jobs from calendar year 2005 to 2008, and, according to the trend observed for the first months of 2009, it was likely that the manufacturing sector would lose more than 5,000 additional jobs in calendar year 2009. Given that this sector used to pay the highest wages, on average, in Puerto Rico, its general downturn has represented a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector’s job shrinkage: the end of the phase-out of Section 936 of the U.S. Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly labor and electricity), the increased use of job outsourcing, and, more recently, the effects of the 2008-09 global economic decline. Puerto Rico’s manufacturing sector is facing increased international competition, and new ideas and initiatives are believed to be necessary to this sector.

Service Sector

Puerto Rico has experienced significant growth in the service sector, which includes finance, insurance, real estate, wholesale and retail trade, and other services. This sector expanded in terms of both income and employment between 1999 and 2008, following the general trend of other industrialized economies, but with differences in the magnitude of those changes. During the period between fiscal years 2004 and 2008, the gross domestic product in this sector, in nominal terms, increased at an average annual rate of 5.0%, while payroll employment in this sector increased at an average annual rate of 0.8%. In the Puerto Rico labor market, self-employment, which is not accounted for in the Payroll Survey, represents approximately 15% of total employment according to the Household Survey. Most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction.

The high degree of knowledge, skill, and expertise in professional and technical services available in Puerto Rico places the island in a favorable competitive position with respect to Latin America and other trading countries throughout the world.

The service sector ranks second to manufacturing in its contribution to gross domestic product, and it is the sector with the greatest employment. In fiscal year 2008, the service sector generated $37.1 billion of gross domestic product, or 40% of the total. Service-sector employment grew from 542,092 in fiscal year 2004 to 559,811 in fiscal year 2008 (representing 54.8% of total non-farm payroll employment). This represents a cumulative increase of 3.3% during such period. For the first nine months of fiscal year 2009, the average service-sector employment was 546,108, a decrease of 2.6% compared to the same period of the prior fiscal year. Wholesale and retail trade, finance, insurance and real estate experienced growth in fiscal years 2004 to 2008, as measured by gross domestic product at current prices. From fiscal year 2004 to 2008, gross domestic product increased in the trade sector from $9.8 billion to $11.8 billion, and in finance, insurance and real estate from $13.0 billion to $16.4 billion.

Puerto Rico has a developed banking and financial system. As of December 31, 2008, there were thirteen commercial banks operating in Puerto Rico. Commercial banks in Puerto Rico are generally regulated by the Federal Deposit Insurance Corporation (the “FDIC”) or the Board of Governors of the Federal Reserve System and by the Office of the Commissioner of Financial Institutions of Puerto Rico (the “OCFI”). The OCFI reports that total assets of these institutions (excluding assets of units operating as international banking entities) as of December 31, 2008 were $87.5 billion, as compared to $87.9 billion as of December 31, 2007.

Broker-dealers in Puerto Rico are regulated by the Financial Industry Regulatory Authority and the OCFI and are mainly dedicated to serve investors that are residents of Puerto Rico. According to the OCFI, assets under management of broker-dealers in Puerto Rico totaled $26.5 billion as of December 31, 2008, down from $27.9 billion on December 31, 2007. Another relevant component of the financial sector in Puerto Rico is the mutual fund industry. Local mutual funds are organized as investment companies and recorded assets under management of $13.9 billion as of December 31, 2008, down slightly from $14.1 billion as of December 31, 2007 according to the OCFI. Most of the assets under management of local mutual funds are reflected in the amount of assets under management of broker-dealers stated above.

Other components of the financial sector in Puerto Rico include international banking entities (“IBEs”) and credit unions (locally known as cooperativas). IBEs are licensed financial businesses that conduct offshore banking transactions. As of December 31, 2008, there were 33 international banking entities (including units of commercial banks) operating in Puerto Rico licensed to conduct offshore banking transactions, with total assets of $63.8 billion, a decrease from $75.8 billion in total assets as of December 31, 2007. Meanwhile, credit unions, which tend to emphasize basic consumer financial services, reached $6.7 billion in assets as of December 31, 2008, a slight increase from $6.5 billion as of December 31, 2007.

In addition, there are specialized players in the local financial industry that include mortgage-origination companies and auto and personal finance companies.

Hotels and Related Services—Tourism

During fiscal year 2006, the number of persons registered in tourist hotels, including residents of Puerto Rico and tourists, was 1,922,500, an increase of 3.8% over the number of persons registered during the same period in fiscal year 2005. The number of non-resident tourists registered in tourist hotels during fiscal year 2006 increased by 3.5% compared to fiscal year 2005. Tourist hotel rooms available during fiscal year 2006 increased by 3.9% to 10,739 rooms, compared to fiscal year 2005. The average occupancy rate in tourist hotels during fiscal years 2005 and 2006 was 70.8%.

During fiscal year 2007, the number of persons registered in tourist hotels, including residents of Puerto Rico and tourists, was 1,792,300, a decrease of 6.8% over the number of persons registered during fiscal year 2006. The average occupancy rate in tourist hotels during fiscal year 2007 was 71.7%, compared to 70.8% in fiscal year 2006. The average number of rooms available in tourist hotels decreased by 6.5% to 10,044 rooms from fiscal year 2006 to fiscal year 2007 as the completion of regular maintenance and rehabilitation of rooms (that normally results in a certain number of rooms being unavailable at any time) took longer to complete than in the past.

For fiscal year 2008, the number of persons registered in tourist hotels was 1,745,000, a further decline of 2.6% over the number of persons registered during fiscal year 2007. The average occupancy rate in tourist hotels during fiscal year 2008 was 70.3%, compared to 71.7% in fiscal year 2007. The average number of rooms available in tourist hotels increased by 2.1% to 10,253 rooms from fiscal year 2007 to fiscal year 2008.

The number of persons registered in tourist hotels during the first six months of fiscal year 2009 was 826,300, a decrease of 0.8% over the number of persons registered during the same period of fiscal year 2008. The average occupancy rate in tourist hotels during the first semester of fiscal year 2009 was 63.7%, compared to 67.5% in the period for fiscal year 2008. During the first six months of fiscal year 2009, the average number of rooms available in tourist hotels increased by 2.7% to 10,220 rooms compared with the same period in fiscal year 2008.

In terms of employment figures, this sector has shown a behavior consistent with the local business cycle, accentuated by the contraction of U.S. economic activity. For the first nine months of fiscal year 2009, employment in hotels and lodging places was reduced by 3.9% to 13,700 jobs.

San Juan is the largest homeport for cruise ships in the Caribbean and one of the largest homeports for cruise ships in the world.

The Commonwealth, through the Puerto Rico Convention Center District Authority, has completed the development of the largest convention center in the Caribbean, and the centerpiece of a 100-acre, private development, to include hotels, restaurants, office space and housing. The convention center district is being developed at a total cost of $1.3 billion in a public/private partnership effort to improve Puerto Rico’s competitive position in the convention and group-travel segments. The convention center opened on November 17, 2005 and, since its inauguration, the facility has hosted more than 1,000 events accounting for more than 1,000,000 attendees. As of April 30, 2009, a 500-room hotel was scheduled to commence operations at the end of 2009.

Government

The government sector of Puerto Rico plays an important role in the economy. It promoted the transformation of Puerto Rico from an agricultural economy to an industrial one during the second half of the previous century, providing the basic infrastructure and services necessary for the modernization of the Island.

In fiscal year 2008, the government accounted for $8.8 billion, or 9.4%, of Puerto Rico’s gross domestic product. The Puerto Rico government is also a significant employer, providing jobs for 282,900 workers (state and local), or 27.7% of total non-farm payroll employment in fiscal year 2008. From fiscal year 2005 to fiscal year 2008, Commonwealth and municipal government employment was reduced by approximately 10,100 positions. Nevertheless, during the first nine months of fiscal year 2009, state and local government employment increased by 1.2% or by 3,300 jobs to 284,400. According to the payroll survey, the distribution of these job increases was 600 jobs in the state government and 2,700 jobs in local government.

On February 25, 1998, legislation was enacted permitting the unionization of employees of the central government, which excludes municipal employees and employees of public corporations. Under this law, government employees are given collective bargaining rights subject to a number of limitations. Among those limitations are: employees are prohibited from striking; salary increases are contingent on the availability of budgeted revenues; employees cannot be required to become union members and pay union dues; and collective bargaining negotiations cannot occur in an election year. As of April 30, 2009, approximately 70,000 employees of the central government were unionized under this law.

As discussed previously, Act 7, enacted on March 9, 2009, establishes, among other things, a temporary freeze of salary increases and other economic benefits included in laws, collective bargaining agreements, and any other agreements. In addition, Act 7 provides that, for a period of two years, collective bargaining agreements that have already expired or that expire while the law is in effect and that relate to public employees may not be renegotiated or renewed. Certain individuals and labor organizations have challenged in court the validity of certain provisions of Act 7. The Court’s decision denying the preliminary injunction allows the Government to continue with the implementation of Act 7.

Transportation

Thirty-four shipping lines offer regular ocean freight service to eighty United States and foreign ports. San Juan is the island’s leading seaport, but there are also seaport facilities at other locations in Puerto Rico including Arecibo, Culebra, Fajardo, Guayama, Guayanilla, Mayagüez, Ponce, Vieques, and Yabucoa.

In general, Puerto Rico’s airport facilities are located in Carolina, San Juan, Ponce, Mayaguez, Aguadilla, Fajardo, Arecibo, Ceiba, Vieques, Culebra, and Humacao.

Luis Muñoz Marín International Airport in the San Juan metropolitan area is served by 24 domestic and international airlines. The airport receives over 10 million passengers per year, making it the busiest airport in the Caribbean. There is daily direct service between San Juan and Atlanta, Baltimore, Boston, Chicago, Dallas, Miami, New York, Orlando, Philadelphia, and numerous other destinations within the U.S. mainland. San Juan has also become a hub for intra-Caribbean service for a major airline. While the main hubs in the U.S. mainland serve as the gateway from San Juan to most international destinations, Latin American destinations are also served through Panama City, Panama, with connections to Central and South America, while European cities are also served through Madrid, Spain.

Regarding other airports, Rafael Hernandez Airport in Aguadilla has regularly scheduled service to and from Fort Lauderdale, New York, Newark and Orlando; and Ponce’s Mercedita Airport has regularly scheduled service to and from New York and Orlando. Both of these airports also have scheduled service to other Caribbean islands. Smaller regional airports serve intra-island traffic. Cargo operations are served by both Federal Express and United Parcel Service (UPS) at the airports in San Juan and Aguadilla.

The island’s major cities are connected by a modern highway system, which, as of December 31, 2008, totaled approximately 4,625 miles and 11,774 miles of local streets and adjacent roads. The highway system comprises 425 miles of primary system highways, which are the more important interregional traffic routes and include PR-52, PR-22, PR-53, PR-5, PR-66 and PR-20 toll highways, 252 miles of primary urban system highways, 959 miles of secondary system highways serving the needs of intra-regional traffic and 3,051 miles of tertiary highways and roads serving local, intra-regional traffic.

The first phase of a new mass transit system, known as Tren Urbano, has been completed. Tren Urbano serves a portion of metropolitan San Juan and is expected eventually to serve the municipalities of Carolina and Caguas as well. As of April 30, 2009, it had ridership of about 35,000 per day.

The Port of the Americas is a deep draft port on the south coast of Puerto Rico that is under development by the Port of the Americas Authority. The Port of the Americas is expected to be used for broad operations such as domestic cargo, bulk, and liquid shipments for Puerto Rico, as well as transshipments. The first phase of the development was completed in 2004, and, as of April 30, 2009, the second phase was substantially complete. As of April 30, 2009, a third development phase was underway, which is to result in a processing capacity of 500,000 Twenty-Foot Equivalent Units per year.

Construction

Although the construction industry represents a relatively small segment of the economy compared to other sectors, it has made significant contributions to the growth of economic activity due to its multiplier effect on the whole economy. During the period from fiscal year 2001 through fiscal year 2008, however, real construction investment decreased at an average annual rate of 5.4%. During the same time period, the total value of construction permits, in current dollars, increased at an average annual rate of 0.3%, but, adjusting the value of construction permits by the construction investment price deflator, the total value of permits, in constant dollars, declined at an average annual rate of 2.3%.

Public investment has been an important component of construction investment. During fiscal year 2008, approximately 50.2% of the total investment in construction was related to public projects. The total value of construction permits increased by 12.9% in fiscal year 2008 as compared to fiscal year 2007, but total sales of cement decreased by 10.7%, which, as of 2009, was the largest decline during the last decade. Average payroll employment in the construction sector during fiscal year 2008 was 60,000, a reduction of 9.9% from fiscal year 2007.

Total construction investment for fiscal year 2008 decreased in real terms by 8.8%, following a 7.6% real decline in fiscal year 2007, due principally to the drop in construction-related public projects. The Planning Board estimated that there would be a construction investment decrease of 11.5% in real terms during fiscal year 2009. As of 2009, public investment in construction had been negatively affected by the Commonwealth’s fiscal difficulties, and the decline in construction investment was related to these difficulties. While the Planning Board had originally projected a further construction investment decrease of 10.5% in real terms for fiscal year 2010, it announced on April 29, 2009 that the expected positive impact of the Federal Stimulus and the Local Stimulus had led it to reduce its projected decrease in construction investment to 5.6% in real terms. Public investment was slated to be primarily in housing, new schools (and school reconstruction programs), water projects, and other public infrastructure projects.

During the first four months of fiscal year 2009, the number of construction permits decreased by 4.8%, while the total value of construction permits dropped by 12.9% compared to the same period in fiscal year 2008. For the first nine months of fiscal year 2009, cement sales declined by 23.0%, reaching levels not seen in more than a decade.

Agriculture

The Department of Agriculture and related agencies have directed their efforts at increasing and improving local agricultural production, increasing efficiency and the quality of produce, and stimulating the consumption of locally produced agricultural products. It should be noted, however, that agriculture production represents less than 1% of Puerto Rico’s gross domestic product. During fiscal year 2008, gross income from agriculture was $792 million, an increase of 1.2% compared with fiscal year 2007. The largest contributors to gross income in agriculture during fiscal year 2008 were livestock products (48% of the sector’s gross income) and starchy vegetables (13%).

The Commonwealth supports agricultural activities through incentives, subsidies, and technical and support services, in addition to income tax exemptions for qualified income derived by bona fide farmers. Act No. 225 of 1995 provides a 90% income tax exemption for income derived from agricultural operations, grants for investments in qualified agricultural projects, and a 100% exemption from excise taxes, real and personal property taxes, municipal license taxes and tariff payments. It also provides full income tax exemption for interest income from bonds, notes and other debt instruments issued by financial institutions to provide financing to agricultural businesses.

Policy changes have been implemented to promote employment and income generated by the agricultural sector. The policy initiatives include a restructuring of the Department of Agriculture, an increase in government purchases of local agricultural products, new programs geared towards increasing the production and sales of agricultural products, and a new system of agricultural credits and subsidies for new projects.

Higher Education

During the five decades from 1950 to 2000, Puerto Rico made significant advances in the field of education, particularly at the college and graduate school level. The transformation of Puerto Rico during the 1950s and 1960s from an agricultural economy to an industrial economy brought about an increased demand for educational services at all levels. During the 1970s and 1980s, certain higher-wage, higher-technology industries became more prominent in Puerto Rico. More recently, employment in the service sector has increased significantly. This has resulted in an increased demand for workers having a higher level of education and greater expertise in various technical fields. During the same time period, enrollments in institutions of higher learning rose very rapidly due to growth in the college-age population, and the increasing percentage of college attendance by such population. During the 1990s and into the 2000s, college attendance and college attendance as a percentage of the college-age population continued to increase, although the college-age population has declined since 2000.

The University of Puerto Rico, the only public university in Puerto Rico, has eleven campuses located throughout the island. The University’s total enrollment for academic year 2007-2008 was approximately 63,205 students. The Commonwealth is legally bound to appropriate annually for the University of Puerto Rico an amount equal to 9.60% of the average annual revenue from internal sources for each of the two fiscal years immediately preceding the current fiscal year.

In addition to the University of Puerto Rico, there are 40 public and private institutions of higher education located in Puerto Rico. Such institutions had an enrollment during academic year 2007-2008 of approximately 164,341 students and provide programs of study in liberal arts, education, business, natural sciences, technology, secretarial and computer sciences, nursing, medicine, and law. Degrees are offered by these institutions at the associate, bachelor, master, and doctoral levels.

Tax Incentives

One factor that has promoted and continues to promote the development of the manufacturing and service sectors in Puerto Rico is the various local and federal tax incentives available, particularly those under Puerto Rico’s Industrial Incentives Program and, until recently, Sections 30A and 936 of the U.S. Code. Tax and other incentives have also been established to promote the development of the tourism industry. These incentives are summarized below.

Industrial Incentives Program

Since 1948, Puerto Rico has had various incentives laws designed to promote investment and job creation. Under these laws, companies engaged in manufacturing and certain other designated activities have been eligible to receive full or partial exemption from income, property, and other local taxes. The most recent of these incentives laws is the Economic Incentives Act.

The benefits provided by the Economic Incentives Act are available to new companies as well as companies already conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant, expand current operations or commence operating a new eligible business. The activities eligible for tax exemption under the Economic Incentives Act include manufacturing, certain designated services performed for markets outside Puerto Rico (including the United States), the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for research and development. The Economic Incentives Act expands the definition of manufacturing activity from that included in Act No. 135 of December 2, 1997, as amended (the “1998 Tax Incentives Act”), to include clusters and supply chains. Companies qualifying thereunder can benefit from a simplified income tax system: in most cases, an income tax rate of 4% and a withholding tax rate of 12% on royalty payments; alternatively, an income tax rate of 8% and a withholding rate of 2% on royalty payments. Special rates apply to projects located in low and mid-development zones (an income tax reduction of 0.5%), certain local projects (an income tax rate as low as 3%), certain small-and medium-sized businesses (an income tax rate as low as 1%) and pioneering activities (an income tax rate of 1%, but for those using intangible property created or developed in Puerto Rico the income tax rate may be 0%). In addition, as with the 1998 Tax Incentives Act, the Economic Incentives Act grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first three semesters of operations and at least 60% thereafter, and 100% exemption from excise taxes with respect to the acquisition of raw materials and certain machinery and equipment used in the exempt activities.

The Economic Incentives Act was designed to stimulate employment and productivity, research and development, capital investment, reduction in the cost of energy and increased purchase of local products.

Under the Economic Incentives Act, as with the 1998 Tax Incentives Act, companies can repatriate or distribute their profits free of Puerto Rico dividend taxes. However, Puerto Rico resident individuals, as well as non-resident individuals who are U.S. citizens, must include as income for purposes of computing their potential alternative minimum tax liability dividends derived from companies covered by the Economic Incentives Act and the 1998 Tax Incentives Act. In addition, passive income derived from the investment of eligible funds in Puerto Rico financial institutions, obligations of the Commonwealth, and other designated investments is fully exempt from income and municipal license taxes. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period that is otherwise subject to Puerto Rico income tax would be subject to a special Puerto Rico income tax rate of 4%.

The Economic Incentives Act, like the 1998 Tax Incentives Act, also provides investors that acquire an exempted business that is in the process of closing its operations in Puerto Rico a 50% credit in connection with the cash purchase of such corporation’s stocks or assets.

Tourism Incentives Program

For many years, Puerto Rico has enacted incentives laws designed to stimulate investment in hotel operations on the island. The Tourism Incentives Act of 1993 (the “Tourism Incentives Act”) provides partial exemptions from income, property, and municipal license taxes for a period of up to ten years. The Tourism Incentives Act also provides certain tax credits for qualifying investments in tourism activities, including hotel and condo-hotel development projects. Other legislation enacted in 2001 and 2002 provides further tourism incentives by granting certain tax exemptions on interest income received from permanent or interim financing of tourism development projects and fees derived from credit enhancements provided to the financing of such projects.

As part of the incentives to promote the tourism industry, in 1993 the Commonwealth established the Tourism Development Fund as a subsidiary of GDB with the authority to (i) make investments in or provide financing to entities that contribute to the development of the tourism industry and (ii) provide financial guarantees and direct loans for financing hotel development projects. As of April 30, 2009, the Fund had provided direct loans and financial guarantees for loans made or bonds issued to finance the development of eighteen hotel projects representing over 4,700 new hotel rooms.

Incentives under the U.S. Code

United States corporations operating in Puerto Rico have been subject to special tax provisions since the Revenue Act of 1921. Prior to enactment of the Tax Reform Act of 1976, under Section 931 of the U.S. Code, United States corporations operating in Puerto Rico (and meeting certain source of income tests) were taxed only on income arising from sources within the United States.

The Tax Reform Act of 1976 created Section 936 of the U.S. Code, which revised the tax treatment of United States corporations operating in Puerto Rico by taxing such corporations on their worldwide income in a manner similar to that applicable to any other United States corporation but providing such corporations a full credit for the federal tax on their business and qualified investment income from Puerto Rico. The credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources.

As a result of amendments to Section 936 of the U.S. Code made in 1996, its income tax credit based on operating and certain investment income was phased out over a ten-year period for companies that were operating in Puerto Rico in 1995, and is no longer available.

Controlled Foreign Corporations

Because of the modification and phase-out of the federal tax incentives under Section 936 of the U.S. Code, many corporations previously operating thereunder reorganized their operations in Puerto Rico to become controlled foreign corporations (“CFCs”). A CFC is a corporation that is organized outside the United States

(including, for these purposes, in Puerto Rico) and is controlled by United States shareholders. In general, a CFC may defer the payment of federal income taxes on its trade or business income until such income is repatriated to the United States in the form of dividends or through investments in certain United States properties. The Puerto Rico Office of Industrial Tax Exemption has received notification from numerous corporations that have converted part or all of their operations to CFCs. These include most of the major pharmaceutical, instrument and electronics manufacturing companies in Puerto Rico.

CFCs operate under transfer pricing rules for intangible income that are different from those applicable to United States corporations operating under Section 936 of the U.S. Code (“Section 936 Corporations”). In many cases, they are allowed to attribute a larger share of this income to their Puerto Rico operation but must make a royalty payment “commensurate with income” to their U.S. affiliates. Section 936 Corporations were exempted from Puerto Rico withholding taxes on any cost-sharing payments they might have opted to make, but CFCs are subject to a 15% Puerto Rico withholding tax on royalty payments.

For taxable years beginning after December 31, 2005 and before January 1, 2010, the special deduction granted under Section 199 of the U.S. Code against income derived from domestic production activities was extended to taxpayers operating in Puerto Rico that were subject to U.S. federal income taxation at gradual rates, such as branches of U.S. companies operating in Puerto Rico.

In May 2009, the U.S. Department of the Treasury announced proposed changes to the U.S. Code that include, among others, changes to remove incentives for shifting jobs overseas. Several of these initiatives could affect CFCs operating in Puerto Rico. As of that time, it was not possible to determine whether any legislative changes would be made to the U.S. Code or their effect on the long-term outlook on the economy of Puerto Rico. The administration has commenced evaluating the impact of these proposals and plans to develop policy responses to the U.S. government to seek to safeguard Puerto Rico’s economic reconstruction and development plans.

DEBT

Public Sector Debt

Public sector debt comprises bonds and notes of the Commonwealth, its municipalities, and public corporations (“notes” as used in this section refers to certain types of non-bonded debt regardless of maturity), subject to the exclusions described below.

Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceeds 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the Treasury (hereinafter “internal revenues”) in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Internal revenues consist principally of income taxes, property taxes, sales taxes and excise taxes. Certain revenues, such as federal excise taxes on offshore shipments of alcoholic beverages and tobacco products and customs duties, which are collected by the United States Government and returned to the Treasury, and motor vehicle fuel taxes and license fees, which are allocated to the Highway and Transportation Authority, are not included as internal revenues for the purpose of calculating the debt limit, although they may be available for the payment of debt service. In addition, the portion of the Sales Tax allocated to COFINA is also not included as internal revenues consistent with the legislation creating the Sales Tax Financing Corporation, which legislation transfers ownership of such portion of the sales and use tax to COFINA and provides that such portion is not “available resources” under the Constitutional provisions relating to the most recent general obligation bonds offered in an official statement dated September 11, 2009.

All or a portion of the proceeds of certain refunding bonds issued by the Commonwealth were invested in guaranteed investment contracts or federal agency securities (in each case rated in the highest category by Moody’s Investors Service and Standard & Poor’s Rating Services, none of which is eligible to be used for a legal defeasance under Puerto Rico law (“non-eligible investments”). Since bonds refunded with proceeds of non-eligible investments are not legally defeased, such bonds are treated as outstanding for purposes of the 15% debt limitation.

Future maximum annual debt service for the Commonwealth’s outstanding general obligation debt is $948,102,368 in the fiscal year ending June 30, 2016 (based on the assumption that the Public Improvement Refunding Bonds, Series 2004 A, which are variable rate bonds, bear interest at their actual rate per annum through July 1, 2012 and thereafter at 12% per annum, and the Public Improvement Refunding Bonds, Series 2004 B, the Public Improvement Refunding Bonds, Series 2008 B, a portion of the Public Improvement Refunding Bonds, Series 2003 C, a portion of the Public Improvement Bonds of 2006, Series A, and a portion of the Public Improvement Refunding Bonds, Series 2007A, each of which are also variable rate bonds, bear interest at 12% per annum). This amount ($948,102,368) is equal to 11.59% of $8,178,090,500, which is the average of the adjusted internal revenues for the fiscal years ended June 30, 2007 and June 30, 2008. If bonds refunded with non-eligible investments described in the preceding paragraph were treated as not being outstanding, and the interest on the Public Improvement Refunding Bonds, Series 2004 B, the Public Improvement Refunding Bonds, Series 2008 B, the portion of the Public Improvement Refunding Bonds, Series 2003 C, the portion of the Public Improvement Bonds of 2006, Series A, and the portion of the Public Improvement Refunding Bonds, Series 2007A, was calculated using the effective fixed interest rate payable by the Commonwealth under the interest rate exchange agreements entered into in respect thereof, the percentage referred to in the preceding sentence would be 9.60% and future maximum annual debt service for the Commonwealth’s outstanding general obligation debt would be $785,297,901 in the fiscal year ending June 30, 2020. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds is unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% debt limitation.

The Commonwealth’s policy has been and continues to be to maintain the amount of such debt prudently below the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products. However, certain debt of public corporations is supported, in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

Direct debt of the Commonwealth is issued pursuant to specific legislation approved in each particular case. Debt of the municipalities is issued pursuant to ordinances adopted by the respective municipal legislatures. Debt of public corporations is issued in accordance with their enabling statutes. GDB, as fiscal agent of the Commonwealth and its municipalities and public corporations, must approve the specific terms of each issuance.

Interest Rate Exchange Agreements

As of December 31, 2008, the Commonwealth was a party to various interest rate exchange agreements or swaps with an aggregate notional amount of $4.3 billion. These interest rate exchange agreements involve nine different counterparties. The purpose of most of the interest rate exchange agreements is to hedge the Commonwealth’s variable rate debt exposure and the interest rate risks associated therewith. The interest rate exchange agreements also include basis swap agreements in the notional amount of $1.7 billion, pursuant to which the Commonwealth makes payments on a notional amount based on a specified interest rate index and receives from its counterparties payments on the same notional amount based on a different interest rate index.

Generally, the interest rate exchange agreements may be terminated by the Commonwealth at any time at their then-current market values. The agreements may also be terminated upon the occurrence of certain credit events. If a termination occurs due to a credit event, the Commonwealth may be obligated to pay to the applicable swap provider an amount based on the terminating swap’s market value, which may be substantial, and vice versa. As of December 31, 2008, the net mark-to-market value of all outstanding interest rate exchange agreements (the aggregate termination amount) was approximately $565 million, which is the total amount the Commonwealth would have to pay to the counterparties should all the agreements be terminated. The mark-to-market value fluctuates with interest rates and other market conditions. The Commonwealth’s obligations under the interest rate exchange agreements are secured by the full faith, credit and taxing power of the Commonwealth.

By using derivative financial instruments, the Commonwealth exposes itself to credit risk (based on the counterparty’s ability to perform under the terms of the agreement), market risk (based on the changes in the value of the instrument resulting from changes in interest rates) and basis risk (based on changes to the relationship between different indexes used in connection with a derivative). GDB, as fiscal agent, regularly monitors and attempts to minimize these risks.

In addition, under various interest rate exchange agreements, the Commonwealth is required to deliver collateral to the counterparties to guarantee its performance under the agreements. Because of the credit market crisis that began in 2008, as of December 31, 2008, the Commonwealth had delivered approximately $241.4 million in collateral to its counterparties on certain interest rate exchange agreements entered into in June 2006, and the collateral posting obligation contained in such agreements could require further deliveries by the Commonwealth. The Commonwealth satisfied these collateral posting obligations from the issuance of approximately $1 billion in Tax Anticipation Bonds, Series 2008A purchased by GDB during the fourth quarter of 2008.

During fiscal year 2008, the Commonwealth terminated approximately $150 million in notional amount of interest rate exchange agreements at a loss of $8.6 million. In April 2009, and as part of GDB’s efforts to minimize the Commonwealth’s exposure to interest rate risk, the Commonwealth terminated approximately $568 million in notional amount of interest rate exchange agreements at a gain of $12.1 million. The Commonwealth has indicated that GDB continues to actively manage the Commonwealth’s exposure to interest rate risks.

Variable Rate Bonds and Mandatory Tender Bonds

As of December 31, 2008, the Commonwealth had approximately $1.6 billion of outstanding variable rate general obligation bonds, which consist of approximately $1.4 billion of variable rate demand bonds (“VRDO Bonds”) and approximately $126.7 million of bonds bearing interest at a rate that changes periodically based on changes in the United States consumer price index (“CPI Bonds”). The Commonwealth has hedged its variable rate debt exposure by entering into interest rate exchange agreements with certain swap providers with respect to all VRDO Bonds and CPI Bonds. Pursuant to these agreements, the Commonwealth receives a variable rate payment expected to approximate the costs of the variable rate bonds, and pays a fixed rate.

The VRDO Bonds bear a floating interest rate adjusted at specified intervals (such as daily or weekly) and provide investors the option to tender or put the bonds at par. The tendered bonds are then resold by a remarketing agent in the secondary market to other investors. Most of the VRDO Bonds are secured by letters of credit or other liquidity or credit facilities (“credit/liquidity facilities”) that provide for the payment of the purchase price payable upon the tender of the bonds. The credit/liquidity facilities expire prior to the final maturity of the bonds. If upon the expiration or termination of any credit/liquidity facility with respect to a series of VRDO Bonds, the Commonwealth is unable to renew or replace such facility with an alternate credit/liquidity facility, the VRDO Bonds of such series are subject to mandatory tender for purchase by the credit/liquidity facility provider and generally become subject to higher interest rates and accelerated amortization schedules.

In the case of the VRDO Bonds for which the Commonwealth has entered into interest rate exchange agreements, if the Commonwealth cannot renew or replace a credit/liquidity facility upon its expiration and remarket the related series of bonds successfully upon their mandatory tender as variable rate bonds, the Commonwealth may have to terminate the interest rate exchange agreements associated with such series of bonds. Termination of the applicable interest rate exchange agreement may result, depending on then-current interest rate levels, in the payment of a termination amount by the Commonwealth to compensate the counterparty for its economic losses. If interest rate levels were then lower than the fixed interest rate swap rate paid by the Commonwealth, the cost of termination to the Commonwealth could be substantial.

In April 2009, the liquidity facility with respect to approximately $96.8 million of VRDO Bonds expired and, due to market conditions, the Commonwealth was not able to renew the liquidity facility. These bonds were therefore purchased by the liquidity provider and became subject to a higher interest rate and an accelerated amortization schedule beginning in October 2009. The Commonwealth expected to refinance these bonds on a fixed rate basis prior to October 2009.

VRDO Bonds subject to mandatory tender upon expiration of the applicable credit/liquidity facilities and for which there is a related interest rate exchange agreement amount to approximately $100.0 million for fiscal year 2010, $472.9 million for fiscal year 2011 and $769.7 million for fiscal year 2012.

As of December 31, 2008, the Commonwealth also had outstanding approximately $279.2 million of general obligation bonds bearing interest at a fixed rate but subject to mandatory tender, payable from the remarketing of the bonds, on July 1, 2012 (the “Mandatory Tender Bonds”). After the mandatory tender date, the Commonwealth may from time to time change the method of determining the interest on the Mandatory Tender Bonds, which may be a fixed or variable rate. As of September 11, 2009, the Commonwealth had not provided any liquidity facility for the payment of the purchase price payable upon the mandatory tender, which purchase price is expected to be obtained from the remarketing of the bonds.

With respect to approximately $69.2 million of the Mandatory Tender Bonds, the Commonwealth has entered into forward starting interest rate exchange agreements that assume that the Mandatory Tender Bonds will be remarketed as variable rate bonds after the mandatory tender date of July 1, 2012. If the Commonwealth cannot remarket these bonds as variable rate bonds at that time, the Commonwealth may have to terminate the forward starting interest rate exchange agreements, which may result in the payment of a termination amount by the Commonwealth.

Several of the Commonwealth’s public corporations also have outstanding variable rate bonds and bonds subject to mandatory tender.

Commonwealth Guaranteed Debt

As of December 31, 2008, $3.05 billion of Commonwealth guaranteed bonds of the Public Buildings Authority were outstanding. Maximum annual debt service on these bonds is $236.2 million in fiscal year 2011, with their final maturity being July 1, 2037. As of April 30, 2009, no payments under the Commonwealth guaranty had been required for these bonds.

As of December 31, 2008, $267 million of Commonwealth guaranteed bonds of GDB were outstanding. As of April 30, 2009, no payments under the Commonwealth guaranty had been required for these bonds.

As of December 31, 2008, GDB held approximately $154.8 million of the Port of the Americas Authority’s outstanding bonds, which are guaranteed by the Commonwealth. The Authority is authorized to issue and GDB is authorized to purchase its bonds guaranteed by the Commonwealth in a maximum aggregate principal amount of $250 million. The proceeds from these bonds are to be used to continue the development of the Port of the Americas. As of April 30, 2009, no payments under the Commonwealth guaranty had been required for these bonds.

As of December 31, 2008, the aggregate outstanding principal amount of obligations of the Puerto Rico Aqueduct and Sewer Authority (“PRASA”) guaranteed by the Commonwealth was $902.0 million. This amount consisted of $284.7 million in revenue bonds sold to the public, $312.4 million in bonds issued to the United States Department of Agriculture, Rural Development, and $304.9 million of loans by the State Revolving (Clean Water and Safe Drinking Water Act) Funds for the benefit of PRASA. From January 1997 through fiscal year 2005, the Commonwealth made debt service payments under its guaranty. Beginning with the debt service payment due January 1, 2006, the Commonwealth stopped making guarantee payments on these obligations and PRASA resumed making payment on this debt. In the event PRASA is unable to make any portion of the future debt service payments on its guaranteed obligations, the Commonwealth would be required once more to make such payments from the General Fund under its guarantee.

The long-term public sector debt was $43.4 million as of June 30, 2008, and the short-term public sector debt was $3.3 million as of that date. As of June 30, 2008, outstanding short-term debt, relative to total debt, was 7.0%.

PUBLIC CORPORATIONS

In Puerto Rico, many governmental and quasi-governmental functions are performed by public corporations created by the Legislative Assembly with varying degrees of independence from the central government to perform generally a single function or a limited number of related functions. Most public corporations obtain revenues from rates charged for services or products, but many are subsidized to some extent by the central government. Most public corporations are governed by boards whose members are appointed by the Governor with the advice and consent of the Senate, but some public corporations are attached to departments of the central government. Capital improvements of most of the larger public corporations are financed by revenue bonds issued under trust agreements or bond resolutions, or by notes issued under loan agreements.

Government Development Bank for Puerto Rico

The principal functions of GDB are to act as financial advisor to and fiscal agent for the Commonwealth, its municipalities and public corporations in connection with the issuance of bonds and notes, to make loans and advances to public corporations and municipalities, and to make loans to private enterprises to aid in the economic development of Puerto Rico.

As of December 31, 2008, $1.76 billion of bonds and notes of GDB (excluding its subsidiaries) were outstanding, consisting of $267 million in Commonwealth guaranteed bonds and $1.5 billion of medium term senior notes. Act No. 12 of May 9, 1975, as amended, provides that the payment of principal of and interest on specified notes and other obligations of GDB, not exceeding $550 million, may be guaranteed by the Commonwealth, of which $267 million were outstanding as of December 31, 2008. As of that date, GDB also had $6.1 billion in loans outstanding to the central government of the Commonwealth and its public corporations and municipalities.

Under Act No. 271 of November 21, 2002, GDB made a required special capital contribution to the Special Communities Perpetual Trust (the “Perpetual Trust”) of $500 million and provided the Perpetual Trust with a $500 million, non-revolving, line of credit. The amounts transferred to the Perpetual Trust were deposited in two investment accounts held by GDB for the benefit of the Perpetual Trust. As of December 31, 2008, the Perpetual Trust had repaid $123.9 million of its line of credit and had an outstanding balance of $376 million and interest due of $40 million. The line of credit is payable from legislative appropriations.

GDB has several subsidiaries that perform various functions. The principal subsidiaries and their functions are listed below:

Puerto Rico Housing Finance Authority. As of December 31, 2008, the Housing Finance Authority’s total outstanding loans to the private sector for development of housing projects targeted to low and moderate income families were $109.7 million. The Authority’s mortgage loans to low and moderate income homeowners represented an additional $117.5 million as of the same date. As of December 31, 2008, $1.118 billion of Housing Finance Authority bonds were outstanding.

As of December 31, 2008, the Housing Finance Authority also had outstanding $527 million of bonds and notes issued to fund certain payments of the Commonwealth under its mortgage subsidy and other programs for low and moderate income families, and to guarantee certain insurance obligations of the former Housing Bank and Finance Agency.

As of December 31, 2008, the Housing Finance Authority had total notes and bonds outstanding of $1.229 billion (including $53.9 million of debt outstanding under GDB lines of credit, $4.8 million in notes payable and $52.4 million owed under repurchase agreements) and total unrestricted net assets of $291.5 million.

Puerto Rico Tourism Development Fund (“TDF”). As of December 31, 2008, TDF had outstanding direct loans in an aggregate principal amount of $285.1 million and guarantees issued in the outstanding amount of $117.7 million to finance several hotels and tourism-related projects.

TDF had made payments under its guarantees and letters of credit in the aggregate amount of approximately $313.4 million with respect to several projects, including $282 million disbursed to pay in full the bonds issued to finance three projects, which bonds had been declared due and payable at the direction of TDF due to the failure of the applicable borrowers to comply with their obligations under the related reimbursement agreements. Of the total amount disbursed, as of December 31, 2008, TDF had been able to recover approximately $199.7 million from the borrowers. After taking these payments and all related recoveries into account, the unrestricted net assets of TDF as of December 31, 2008 were approximately $153.4 million, and its allowances for losses on guarantees, loans, other assets and letters of credit were approximately $37.4 million.

Development Fund. The Development Fund provided guarantees of $13.1 million, to guarantee 33% of loans under the “Key to Your Business” program of the Economic Development Bank. As of December 31, 2008, the allowance for losses on guarantees was approximately $962,258.

Puerto Rico Public Finance Corporation. Puerto Rico Public Finance Corporation (“PFC”) provides agencies and instrumentalities of the Commonwealth with alternate means of meeting their financing requirements. As of December 31, 2008, it had $1.6 billion aggregate principal amount of bonds outstanding. All such bonds are limited, non-recourse obligations of PFC payable from Commonwealth appropriations made to pay the notes held by PFC. In addition, PFC had $101.3 million of notes outstanding under a line of credit with GDB whose proceeds were used to pay fiscal year 2007 debt service on its bonds due to the failure of the Commonwealth to make the required debt service appropriations on account of its fiscal problems.

Puerto Rico Sales Tax Financing Corporation. COFINA is an independent governmental instrumentality of the Commonwealth created by Act 91. COFINA was originally created for the purpose of financing the payment, retirement, or defeasance of certain appropriation-backed debt outstanding as of June 30, 2006, payable to GDB and PFC. As of December 31, 2008, COFINA had approximately $5.2 billion outstanding of its Sales Tax Revenue Bonds (excluding all accretion on capital appreciation bonds).

As of September 2009, the Legislative Assembly of Puerto Rico had recently expanded the purposes of COFINA and, correspondingly, increased its revenues by increasing from 1% to 2.75% (one-half of the tax rate of 5.5%) the portion that is transferred to COFINA of the sales and use tax imposed by the central government.

As a result, COFINA was authorized to issue bonds for the following additional purposes: (i) to pay, in whole or in part, the debt of the Secretary of the Treasury with GDB in the amount of $1 billion, the proceeds of which were used to cover the budgetary deficit for fiscal year 2009, (ii) to pay, in whole or in part, certain financing granted to the Secretary of the Treasury by GDB payable from future Commonwealth general obligation bonds, and any debt of the Commonwealth outstanding as of December 31, 2008 that did not have a source of repayment or was payable from budgetary appropriations, (iii) to pay, in whole or in part, the accounts payable to suppliers of the Commonwealth, (iv) to pay or finance operational expenses of the Commonwealth for fiscal years 2009, 2010 and 2011, (v) to pay or finance operational expenses of the Commonwealth for fiscal year 2012, which would have to be included in the annual budget of the Government of Puerto Rico, (vi) to fund the Puerto Rico Economic Stimulus Fund, (vii) to fund the Commonwealth Emergency Fund in order to cover expenses resulting from catastrophic events such as hurricanes or floods, and (viii) to generate moneys to fund the Economic Cooperation and Public Employees Alternatives Fund. In March 2009, COFINA borrowed $500 million and $250 million from a local commercial bank and GDB, respectively. These loans, which are subordinate to the outstanding bonds and are to be repaid from proceeds of future bonds issues, were used to make payments to the Commonwealth’s suppliers of goods and services.

On June 18, 2009, COFINA issued its Sales Tax Revenue Bonds, First Subordinate Series 2009 A and Sales Tax Revenue Bonds, Senior Series 2009C in the aggregate principal amount at issuance of $4,118,153,700 and $237,875,000, respectively. On June 25, 2009, COFINA issued to Puerto Rico investors its Sales Tax Revenue Bonds, First Subordinate Series 2009B in the aggregate principal amount at issuance of $1,217,915,799. On July 23, 2009, COFINA issued to a Puerto Rico institutional investor its Sales Tax Revenue Bonds, First Subordinate Series 2009D Bond Anticipation Notes in an aggregate principal amount of $250,000,000 and committed to borrow an additional $250,000,000. The bond proceeds were used for the purpose of, among other things, paying or financing certain obligations of the Commonwealth, paying or financing a portion of the Commonwealth’s operational expenses, and funding the Puerto Rico Economic Stimulus Fund, the Commonwealth Emergency Fund and the Economic Cooperation and Public Employees Alternatives Fund.

Other Public Corporations

Puerto Rico Aqueduct and Sewer Authority. PRASA owns and operates Puerto Rico’s public water supply and sanitary sewer facilities systems.

PRASA reported net operating losses of $103.4 million for fiscal year 2008, compared to net operating income of $31.2 million for fiscal year 2007, and net operating losses of $220.4 million for fiscal year 2006. The total debt of PRASA was $2.8 billion as of December 31, 2008. This debt includes outstanding bonds of $1.9 billion, interim financing for capital improvements of $756.8 million and interim financing for operations of $134.4 million.

The Commonwealth guarantees the principal and interest payments on the outstanding revenue refunding bonds, 2008 Series A and B; any bonds issued on or before June 30, 2010 to the United States Department of Agriculture, Rural Development; and the loans granted on or before June 30, 2010 by the Clean Water and Drinking Water State Revolving Funds for the benefit of PRASA. In the event that PRASA is unable to make all or any portion of the future debt service payments on these guaranteed debts, the Commonwealth will be responsible for covering such payments.

In June 2006, PRASA entered into an agreement to plead guilty to an indictment charging 15 felony counts of violating the federal Clean Water Act through the illegal discharge of pollutants from nine sanitary wastewater treatment plants and five drinking water treatment plants. PRASA and the United States also reached a comprehensive civil settlement to resolve repeated environmental violations of various wastewater treatment plants throughout the Commonwealth. In December 2006, PRASA and the Commonwealth Department of Health executed a settlement agreement superseding 180 administrative orders against, and three prior settlement agreements with, PRASA. Under the terms of this agreement, PRASA agreed to implement short, medium and long-term work plans, as well as interim mitigation and preventative measures, all to bring PRASA’s water system into compliance with federal and Commonwealth potable water regulations.

In March 2008, PRASA issued its 2008 Series A and B Senior Lien Bonds and Series A and B Commonwealth Guaranteed Refunding Bonds for a total aggregate amount of $1.62 billion. The Senior Lien Bonds were issued under the provisions of PRASA’s 2008 Master Agreement of Trust and the Refunding Bonds were issued under the provisions of its 1995 Bond Resolution. The proceeds of the Senior Lien Bonds were used mainly to refinance certain interim debts, to partially cover PRASA’s capital improvement program and to make a swap agreement termination payment, among other uses. The Refunding Bonds were issued to refund PRASA’s Series 1995 Commonwealth Guaranteed Bonds.

Puerto Rico Convention Center District Authority. The Puerto Rico Convention Center District Authority (the “Convention Center District Authority”) was created to own, develop, finance, plan, design, build, operate, maintain, administrate and promote a new convention center and designated private parcels located within the Convention Center District in San Juan. The convention center opened on November 17, 2005.

Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority (“AFICA”) financed the construction of a multipurpose coliseum in San Juan, known as the José Miguel Agrelot Coliseum, with a line of credit provided by GDB. The Coliseum was transferred to the Convention Center District Authority along with the associated line of credit. As of December 31, 2008, this line of credit with GDB had an outstanding balance of $150.9 million, which is expected to be paid from the proceeds of Commonwealth general obligation bonds. The Convention Center District Authority’s debt as of December 31, 2008 was $612.7 million, including $461.8 million in outstanding bonds issued in March 2006 to finance the Convention Center and payable from a portion of a hotel room tax.

Puerto Rico Electric Power Authority. The Puerto Rico Electric Power Authority (“PREPA”) owns and operates Puerto Rico’s public electric system.

PREPA reported net operating income of $181.1 million, $370.9 million and $403.0 million during fiscal years 2008, 2007 and 2006, respectively. The total debt of PREPA was $7.3 billion as of December 31, 2008. This debt includes outstanding bonds of $6.0 billion, interim financing for capital improvements of $663.1 million and interim financing for operations of $594.5 million.

Health Insurance Administration. The estimated total cost of the health insurance program for fiscal year 2009 was anticipated to be $1.88 billion, compared to $1.67 billion for fiscal year 2008 and $1.59 billion for fiscal year 2007. For fiscal year 2009, the General Fund was expected to cover $1.50 billion of the total cost of the health insurance program. The remaining $379 million was to be paid from federal, municipal and other sources. As of September 2009, the fiscal year 2010 budget estimated the cost of the health insurance program at $1.86 billion, of which the General Fund was expected to cover $1.0 billion, while the remaining $860 million was to be paid from federal, municipal and other sources. The expected decrease in the cost of the health insurance program to the General Fund for fiscal year 2010, as compared to fiscal year 2009, was due to funding expected to be received by the Commonwealth under ARRA for the health sector.

Puerto Rico Highways and Transportation Authority. The Puerto Rico Highways and Transportation Authority (“PRHTA”) is responsible for highway construction in Puerto Rico. Such construction is financed by debt (interim notes and revenue bonds), revenues of PRHTA and federal and Commonwealth grants.

PRHTA reported a net operating loss of $448.7 million for fiscal year 2008, compared to net operating losses of $386.0 million and $56.7 million for fiscal years 2007 and 2006, respectively.

As of December 31, 2008, PRHTA’s total debt was $7.0 billion, including $6.3 billion in outstanding bonds and interim, subordinated financings with a private financial institution and GDB. As of April 30, 2009, the financing with the private financial institution was in the principal amount of $400 million and was due in August 2009, and the financings with GDB were in the aggregate principal amount of $302.1 million and were due in June 2009.

Puerto Rico Industrial Development Company. The Puerto Rico Industrial Development Company (“PRIDCO”) participates in the Commonwealth-sponsored economic development program by providing physical facilities, general assistance, and special incentive grants to manufacturers. PRIDCO reported consolidated net operating losses of $6.1 million for fiscal year 2008, compared to consolidated net operating income of $2.1 million for fiscal year 2007 and consolidated net losses of $15.6 million for fiscal year 2006. The total debt of PRIDCO was $347.1 million as of December 31, 2008. This debt includes outstanding bonds of $258.0 million and interim financing for operations of $89.1 million.

During fiscal years 2006 and 2007, PRIDCO entered into a company reorganization plan establishing an early retirement plan and a voluntary separation plan with the objective of reducing workforce and to achieve expense reductions. This plan was financed by a line of credit from GDB, which had an outstanding balance of $45.7 million as of December 31, 2008.

Puerto Rico Infrastructure Financing Authority. The Puerto Rico Infrastructure Financing Authority (“PRIFA”) was created to provide financial, administrative, consulting, technical, advisory and other types of assistance to other public corporations, governmental instrumentalities, political subdivisions and municipalities (collectively, “Benefited Entities”) authorized to develop infrastructure facilities and to establish alternate means for financing those facilities. PRIFA is authorized to issue bonds and provide loans, grants and other financial assistance for the construction, acquisition, repair, maintenance and reconstruction of infrastructure projects by Benefited Entities.

As of December 31, 2008, PRIFA’s total debt was $1.89 billion. This debt includes bonds outstanding of $1.85 billion and interim financing for capital improvements of $34 million.

As of September 2009, PRIFA was investing a portion of its resources in new infrastructure projects in connection with the holding of the Central American and Caribbean Games in Mayagüez, Puerto Rico, in 2010. In September 2006, PRIFA issued $469.8 million of bonds to finance these and other infrastructure projects.

Puerto Rico Municipal Finance Agency. The Puerto Rico Municipal Finance Agency (“MFA”) is the municipal “bond bank” for Puerto Rico. MFA is authorized to issue bonds to purchase general obligation bonds and notes of Puerto Rico municipalities and to fund a debt service reserve. Debt service on MFA’s bonds is payable from debt service payments on municipal bonds and notes held by MFA and from the debt service reserve, including investment income thereon. The Commonwealth has agreed to pay such amounts to the debt service reserve as may be necessary to maintain it at its required level, subject to appropriation by the Legislative Assembly, which appropriation is authorized but not legally required to be made. As of April 30, 2009, no such payments had been required. As of December 31, 2008, MFA had $1.26 billion of bonds outstanding.

Port of the Americas Authority. The Port of the Americas Authority (“PAA”) is responsible for the development and operation of the Port of the Americas (the “Port”), a deep draft port on the south coast of Puerto Rico.

PAA is authorized to issue bonds guaranteed by the Commonwealth in a maximum aggregate principal amount of $250 million. The proceeds from these bonds are to be used to continue the development of the Port. GDB is authorized by law to purchase bonds of PAA in an aggregate principal amount not to exceed $250 million. As of December 31, 2008, GDB held approximately $154.8 million of PAA’s outstanding bonds, which are guaranteed by the Commonwealth. In August 2008, PAA made a partial payment of the interest due on these bonds. As of April 30, 2009, GDB had not formally requested the balance from the Commonwealth under its guarantee but was in conversations with OMB regarding such payment and the upcoming payment that was due in August 2009.

Puerto Rico Ports Authority. The Puerto Rico Ports Authority (“Ports Authority” or “PRPA”) owns and operates the major airport and seaport facilities in Puerto Rico. Ports Authority derives revenues from a variety of sources, including charges on airplane fuel sales, air terminal space rentals, landing fees, wharfage, dockage and harbor fees, and rentals for the lease of property and seaport equipment. Ports Authority reported net operating losses of $34 million, $20.1 million and $15.7 million during fiscal years 2008, 2007 and 2006, respectively. The total debt of PRPA was $704.1 million as of December 31, 2008. This debt includes outstanding bonds of $58.5 million, credit facilities for capital improvements with GDB and private financial institutions of $233.8 million and a loan for operational purposes with private financial institutions of $411.7 million. The loan for operational purposes and a portion of the credit facilities for capital improvements are guaranteed by GDB.

As of April 30, 2009, the outstanding balance of the credit facilities for capital improvements with private financial institutions was $188.6 million, which was due on June 30, 2009. Of this amount, $92.1 million, plus interest, was guaranteed by GDB.

Puerto Rico Public Buildings Authority. The Puerto Rico Public Buildings Authority (“PBA”) is authorized to construct, purchase or lease office, school, health, correctional and other facilities for lease to departments, public corporations, and instrumentalities of the Commonwealth. Bonds that have been issued by PBA to finance such facilities (through retirement of interim notes or otherwise) are payable from lease payments, which are largely derived from legislative appropriations and are secured by the Commonwealth’s guaranty. PBA is authorized by law to have outstanding at any one time up to $3.325 billion of bonds guaranteed by the Commonwealth. As of December 31, 2008, $3.049 billion of such bonds of PBA were outstanding (not including accretion of interest from the respective issuance dates on capital appreciation bonds). As of December 31, 2008, PBA’s line of credit with GDB had an outstanding balance of $86.2 million.

On July 1, 2009, PBA issued its Government Facilities Revenue Refunding Bonds, Series P in the in the aggregate principal amount of $330,935,000. The bond proceeds were used to refund certain of PBA’s outstanding bonds and fund certain swap termination payments.

Special Communities Perpetual Trust. The Perpetual Trust is a public corporation created by law to be an irrevocable and permanent trust. The Perpetual Trust’s principal purpose is to fund development projects that address the infrastructure and housing needs of underprivileged communities. GDB has made a special capital contribution to the Perpetual Trust of $500 million and provided the Trust with a $500 million, non-revolving line of credit. The amounts transferred by GDB were deposited in two investment accounts held by GDB for the benefit of the Perpetual Trust, which generated interest ascending to $89 million as of December 31, 2008. These additional funds were distributed among 56 new identified special communities for the construction of new infrastructure projects in these communities. The Perpetual Trust had disbursed the total amount of $833 million as of December 31, 2008. As of December 31, 2008, the Perpetual Trust’s line of credit with GDB had an outstanding balance of $376.1 million. The line of credit is payable from legislative appropriations.

University of Puerto Rico. The University of Puerto Rico (the “University”), with approximately 64,511 students in academic year 2008-2009, is by far the largest institution of higher education on the island. Government appropriations are the principal source of University revenues, but additional revenues are derived from tuition, student fees, auxiliary enterprises, interest income, federal grants, and other sources. University capital improvements have been financed mainly by revenue bonds. As of December 31, 2008, the University’s total debt was $621.1 million, including $585.0 million of outstanding revenue bonds.

In 2000, AFICA issued its $86,735,000 Educational Facilities Revenue Bonds, 2000 Series A (University Plaza Project) for the purpose of financing the construction of additional student housing and parking and office space for the University. The project was built, is being operated by Desarrollos Universitarios, Inc., a Puerto Rico not-for-profit corporation, and is leased to the University for a term equal to the term of the bonds, with University lease payments being sufficient to pay debt service on the bonds as they become due. These bonds are not included in the University’s total debt or outstanding revenue bonds set forth in the prior paragraph.

Other public corporations. Public corporations not described above had outstanding debt in the aggregate amount of $2.0 billion as of December 31, 2008. As of April 30, 2009, debt service on $912 million of such outstanding debt was being paid from legislative appropriations. The Commonwealth is not, however, obligated to make any such appropriations. Additional legislative appropriations are made to enable certain of such corporations to pay their operating expenses.

REVENUES AND EXPENSES

Revenues

The General Fund is the primary operating fund of the Commonwealth. General Fund revenues are broadly based and include revenues raised internally as well as those from non-Puerto Rico sources. Internal revenues consist principally of income, excise and sales taxes. Revenues from non-Puerto Rico sources are derived from federal excise taxes and customs duties returned to the Commonwealth. The primary expenditures of the Commonwealth through the General Fund are for grants and subsidies, and personal and other services.

Projected Fiscal Year 2010 Compared to Estimated Fiscal Year 2009

As of September 2009, it was projected that General Fund total revenues for fiscal year 2010 would be $7.670 billion, representing an increase of $70 million, or less than 1%, from estimated fiscal year 2009 revenues. The major changes in revenues from fiscal year 2009 were expected to be a projected decrease in the sales and use tax received by the General Fund of $305 million (due to the increased allocation of this tax to COFINA), partly offset by a projected increase in property taxes and excise taxes on cigarettes and alcoholic beverages of approximately $230 million and $50 million, respectively, as a result of the increases in tax revenues imposed under Act 7.

Proposed General Fund expenditures for fiscal year 2010 totaled $7.670 billion, which is $1.814 billion or 19% lower than the $9.484 billion budgeted for fiscal year 2009. This amount does not include an additional estimated $2.5 billion in expenses that was to be paid from a Stabilization Fund to be funded from proceeds of COFINA bond issues. These additional estimated expenses, which were included in the consolidated budget of the Commonwealth, include $1 billion of estimated expenses related to the implementation of the payroll reduction plan under Act 7, $1 billion in estimated expenses which were to be incurred in fiscal year 2010 but were not expected to be incurred in subsequent fiscal years as a result of the expense reduction plan under Act 7, and a resulting $500 million of expenses constituting a structural deficit for fiscal year 2010.

Results for Fiscal Year 2009

Total preliminary General Fund revenues for fiscal year 2009 were $7.76 billion, representing a decrease of $598.6 million, or 7.2%, from preliminary fiscal year 2008 revenues. The major changes from fiscal year 2008 were: (i) decreases in income taxes from individuals of $145.4 million and in corporate income taxes of $201.2 million, (ii) a decrease of $51.9 million in motor vehicle excise taxes, (iii) a decrease of $60.1 million in miscellaneous non-tax revenues, and (iv) a decrease of $16.1 million in sales and use tax revenues. In fiscal year 2008, General Fund revenues also included $145 million of non-recurring revenues from the sale of certain properties owned by the Commonwealth. As of September 2009, the continued decline in General Fund tax revenues reflected primarily the impact of the economic recession that began in 2008 and the effect of tax benefits and incentives granted to certain individual and corporate taxpayers pursuant to previous legislation designed to stimulate economic development.

Total preliminary General Fund revenues for fiscal year 2009 of $7.76 billion exceeded the revised estimate (made in February 2009) of General Fund revenues for fiscal year 2009 of $7.60 billion by approximately $160 million, or 2.1%. The major changes from the revised estimate for fiscal year 2009 were: (i) an increase of $190.4 million in income taxes withheld from non-residents pursuant to certain closing agreements with the Department of the Treasury, and (ii) an increase of $59 million in income taxes from individuals.

The approximately $1.884 billion difference between estimated General Fund revenues and estimated General Fund expenditures for fiscal year 2009 was covered principally by a $1 billion loan from GDB to the Commonwealth secured by an assignment of tax receivables, a transfer of $750 million from COFINA to the Commonwealth, and a transfer of $169 million to the Commonwealth from the sale of securities in PRIFA’s Corpus Account.

In addition, during the government transition process, the administration identified additional expenses of $1.349 billion that were not included in the fiscal year 2009 budget. These expenses are expected to be budgeted and paid by the Commonwealth in subsequent fiscal years.

Major Sources of General Fund Revenues

Income Taxes

The Commonwealth’s income tax law, the Internal Revenue Code of 1994, as amended (the “PR Code”), imposes a tax on the income of individual residents of Puerto Rico, trusts, estates, and domestic and foreign (if engaged in a trade or business in Puerto Rico) corporations and partnerships at graduated rates. A flat tax is imposed on certain payments made to non-residents of Puerto Rico, which is collected through an income tax withholding.

Individuals. Resident individuals are subject to tax on their taxable income from all sources. The PR Code has four tax brackets for individuals with tax rates of 7%, 14%, 25%, and 33%. Dividend income from Puerto Rico corporations and certain qualifying foreign corporations is taxed at an income tax rate of 10%.

Gain realized from the sale or exchange of a capital asset by resident individuals, if held for more than six months, is taxed at an income tax rate of 10%.

Interest income in excess of $2,000 on deposit with Puerto Rico financial institutions is taxed at an income tax rate of 10%; the first $2,000 of interest income from such institutions is exempt from taxation. Interest income on certain qualifying debt obligations issued by Puerto Rico corporations and certain qualifying foreign corporations and paid to resident individuals, trusts, estates, corporations and partnerships qualifies for an income tax rate of 10%.

Corporations and Partnerships. Puerto Rico corporations and partnerships are subject to tax on income from all sources; foreign corporations and partnerships that are engaged in a trade or business in Puerto Rico are subject to tax on their income from Puerto Rico sources and on income from sources outside Puerto Rico that is effectively connected with the conduct of their trade or business in Puerto Rico. Unless a corporation or partnership qualifies for partial exemption from corporate income and other taxes under the industrial incentives program, it is subject to tax at graduated rates.

In general, the PR Code provides for six income tax brackets for corporations and partnerships, with the highest rate (39%) applicable to net taxable income in excess of $300,000. Gains realized from the sale or exchange of a capital asset, if held for more than six months, are taxed at a maximum regular income tax rate of 15%. Dividends received by Puerto Rico corporations and partnerships from foreign corporations and partnerships engaged in trade or business in Puerto Rico are subject to general income tax rates. A dividends received credit may be available when the corporation or partnership making the distribution is organized in Puerto Rico. Interest income on certain qualifying debt obligations issued by Puerto Rico corporations and certain qualifying foreign corporations and paid to corporations and partnerships qualifies for a special tax rate of 10%.

In general, corporations and partnerships operating under a new grant of tax exemption issued under the Economic Incentives Act are subject to a maximum income tax rate of 4% during their basic exemption period. Corporations and partnerships covered by the Tourism Incentives Act are subject to a maximum tax rate of 42%

on their taxable income after applying the 90% exemption granted under the Tourism Incentives Act, which results in a maximum effective tax rate of 4.2% on their net tourism development income. The PR Code also provides for an alternative minimum tax of 22%.

The PR Code generally imposes a branch profits tax on resident foreign corporations whose gross income qualifies as income effectively connected with a Puerto Rico trade or business. The branch profits tax is 10% of an annual dividend equivalent amount, and it applies without regard to the Puerto Rico source of income rules.

Interest from Puerto Rico sources paid to non-resident non-affiliated corporate recipients is not subject to any income or withholding tax. Interest paid to certain related non-resident recipients is subject to a withholding tax of 29%. Dividends paid to non-resident corporate recipients are subject to a withholding tax of 10%. Dividends distributed by corporations operating under new grants of tax exemption issued under the Economic Incentives Act are not subject to Puerto Rico income tax. However, royalty payments made by such corporations to non-resident recipients are subject to an income tax withholding of 2% or 12%, depending on certain elections made by the grantee.

Subject to certain exceptions, payments in excess of $1,500 during a calendar year made by the Commonwealth and persons engaged in a trade or business in Puerto Rico in consideration of the receipt of services rendered in Puerto Rico are subject to a 7% income tax withholding.

Act 7. Act 7, which was enacted on March 9, 2009 as part of the new administration’s Fiscal Plan, seeks, among other things, to increase the tax revenues of the Puerto Rico government by imposing certain permanent and temporary tax increases.

With respect to income taxes, Act 7 includes the following temporary measures that are applicable for taxable years commenced after December 31, 2008 and before January 1, 2012:

(i)	taxable corporations and individuals whose adjusted gross income equals or exceeds $100,000 (for single individuals) or $150,000 (in the case of married persons filing jointly) are subject to a surtax of 5% on their total tax liability;

(ii)	international banking entities that do not operate as bank units are subject to a 5% income tax on their entire net income computed in accordance with the PR Code (international banking entities operating as bank units will be subject to this 5% tax on their net income that does not constitute excess net income);

(iii)	credit unions, their subsidiaries, and affiliates are subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7);

(iv)	the Cooperative Bank, its subsidiaries, and affiliates are subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7);

(v)	insurance cooperatives are subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7); and

(vi)	international insurers and holding companies of international insurers are subject to a 5% tax on their net income (these entities were totally exempt before the enactment of Act 7).

Act 7 also provides as a permanent measure a change in the method of computing the net income subject to alternative minimum tax (“Puerto Rico AMT”) in the case of individuals by including in the computation various categories of exempt income and income subject to preferential tax rates under the PR Code, such as: (a) dividends distributed by companies covered under the Economic Incentives Act, the 1998 Tax Incentives Act, and the Tourism Incentives Act; (b) long-term capital gains, which enjoy a preferential tax rate of 10% under the PR Code; (c) dividends that are taxable at the rate of 10% under the PR Code; (d) interest on bank deposits and individual retirement accounts subject to the special 10% and 17% preferential income tax rates, respectively; and (e) interest from notes or bonds eligible for the special 10% tax rate provided by the PR Code.

Another change introduced by Act 7 is an adjustment to the calculation of the net income subject to the Puerto Rico AMT in the case of entities taxed as corporations that denies a deduction for expenses paid or accrued for services rendered outside of Puerto Rico. Lastly, different income tax credits awarded to investors under certain special laws for activities such as revitalization of urban centers, venture capital, solid waste, housing infrastructure, and rehabilitation of social-interest housing, among others, may not be claimed or granted for taxable years commenced after December 31, 2008 and before January 1, 2012. However, tax credits associated with manufacturing, tourism, and cinematographic projects are not affected by Act 7.

The Legislative Assembly approved a series of amendments to Act 7. Act 7 was amended to, among other things: (i) restore the tax exemption enjoyed by certain securities that were affected by recent changes to the Puerto Rico AMT; and (ii) introduce, with certain exceptions, a total cap of $40 million for granting tax credits related to Act No. 212 of 2002 (Urban Renewal projects) and establish specific limitations on the claim of such credits.

Sales and Use Taxes

Act No. 117 of July 4, 2006 (“Act 117”) amended the PR Code to provide, among other things, for a general sales and use tax of 5.5% to be imposed by the central government (the “Commonwealth Sales Tax”). Act 117 also authorized each municipal government to impose a municipal sales and use tax of 1.5% (the “Municipal Sales Tax” and, together with the Commonwealth Sales Tax, the “Sales Tax”). In general, the Municipal Sales Tax has the same tax base, exemptions (except for unprocessed foods) and limitations as those provided for the Commonwealth Sales Tax. Act 117 also provides certain income tax reductions to address the regressive effect of the Sales Tax on taxpayers in lower income tax brackets.

The Sales Tax is imposed on the sale, use, consumption and storage of taxable items, which include tangible personal property, taxable services, admission rights and certain other types of transactions covering separable and identifiable taxable items which are sold for a single price, subject to certain exceptions and limitations. The Sales Tax does not apply to, among other things: (i) motor vehicles, (ii) non-prepared food, (iii) health care services and prescription medicines, (iv) certain bakery goods, (v) crude oil and its derivatives, including gasoline, (vi) hotel room charges, (vii) financial services, (viii) services provided by the Commonwealth, including electricity and water, and (ix) local sales of goods to be used as content in a manufactured good, whether or not bound for export.

Act 117 also repealed the 5% general excise tax imposed on imported goods and the 3.6% general excise tax imposed on goods manufactured in Puerto Rico. Other items, such as fuel, crude oil and petroleum products, and vehicles, however, remain subject to the excise tax previously applicable to such items, and are not subject to the Sales Tax.

The Sales Tax became effective on November 15, 2006 and the effective date of the repeal of the 5% general excise tax was October 16, 2006. Municipalities were authorized to implement the Municipal Sales Tax starting on July 1, 2006. As stated earlier, the revenues derived from the Sales Tax are distributed as follows: 5.5% goes to the central government and 1.5% to Puerto Rico’s municipalities. A portion of the 5.5% Commonwealth Sales Tax is transferred to the Dedicated Sales Tax Fund, created by Act 91, as amended (as of July 1, 2009, one-half of the Commonwealth Sales Tax, which is the equivalent of a 2.75% tax, goes to the Dedicated Sales Tax Fund), with the balance of the Commonwealth Sales Tax going to the General Fund. The 1.5% Municipal Sales Tax is divided as follows: (i) a 1% tax goes to the municipalities, and (ii) a 0.5% tax goes to the Municipal Improvements Fund. The increase in revenues generated by the Sales Tax has been partly offset by the elimination of the 5% general excise tax and the effect of the income tax reduction measures included in Act 117.

For fiscal year 2008, each percentage point of the Sales Tax generated annually approximately $202 million of gross revenues. The Sales Tax generated total annual gross revenues for the General Fund of approximately $853 million for fiscal year 2008.

Act 7 amended various provisions of the Sales Tax to streamline collection efforts and reduce tax evasion. Most significantly, a so-called reseller’s exemption to the Sales Tax was eliminated, and a credit for Sales Taxes paid was substituted therefor. This measure is expected to increase Sales Tax collections at higher levels of the trade chain, and provide an incentive for compliance with the Sales Tax at the lower levels (via the credit). However, under proposed legislation, the reseller’s exemption would be reestablished for businesses with gross sales of $500,000 or more and other businesses would also be able to request the exemption from the Department of the Treasury, subject to compliance with certain requirements to be prescribed in the Department of the Treasury’s regulations.

Amendments to Act 7 re-introduced the Sales and Use Tax Resale Exemption Certificate to retailers with a proven sales volume higher than $500,000. Retailers with a lower sales volume may enjoy the exemption subject to approval from the Secretary. The Secretary retains the right to revoke any Exemption Certificate for the period of a year if a retailer fails to comply with filing requirements related to the Sales and Use Tax.

Excise Taxes

The PR Code imposes an excise tax on certain articles and commodities, such as cigarettes, alcohol, sugar, cement, motor vehicles and certain petroleum products, which are taxed at different rates.

Under Act 7, the excise tax was increased on certain articles (cigarettes and certain alcoholic beverages) and was expanded with respect to others (motor vehicles). With respect to cigarettes, the increase was approximately 81% per taxable unit. For certain alcoholic beverages, the increase ranges between $0.30 and $0.70 per standard gallon. In the case of motor vehicles, motorcycles and “scooters,” which used to be subject to the Sales Tax, will now be taxable as motor vehicles.

Other Taxes and Revenues

Motor vehicle license plate and registration fees comprise the major portion of license tax receipts.

Non-tax revenues consist principally of lottery proceeds, documentary stamps, permits, fees and forfeits, proceeds of land sales and receipts from public corporations in lieu of taxes.

Revenues from Non-Commonwealth Sources

Revenues from non-Commonwealth sources include customs duties collected in Puerto Rico and excise taxes on shipments of rum from the island to the United States mainland. The customs duties and excise taxes on shipments are imposed and collected by the United States and returned to the Commonwealth. The excise tax on shipments of rum from Puerto Rico and other rum producing countries is $13.50 per gallon. Of this amount, the lesser of $13.25 per proof gallon and the actual excise tax imposed is returned to the Commonwealth.

Property Taxes

Personal property, which accounts for approximately 46% of total collections of taxable property, is self-assessed. Real property taxes are assessed based on 1958 property values. No real property reassessment has been made since 1958, and construction taking place after that year has been assessed on the basis of what the value of the property would have been in 1958. Accordingly, the overall assessed valuation of real property for taxation purposes is substantially lower than the actual market value. Also, an exemption on the first $15,000 of assessed valuation in owner-occupied residences is available.

Property taxes are assessed, determined and collected for the benefit of the municipalities by the Municipal Revenues Collection Center (“CRIM”), a government instrumentality of the Commonwealth. However, 1.03% of the property tax based on the assessed value of all property (other than exempted property) is used for purposes of paying the Commonwealth’s general obligation debt and is deposited in the Commonwealth’s Redemption Fund.

One of the amendments incorporated in Act 7 was that, for fiscal years 2010 through 2013, the appraisal values of real property in Puerto Rico were increased tenfold and the real personal property tax rates applicable to such values were reduced tenfold so as to offset any increased tax that would have otherwise been applicable due to the increase in appraisal values. This temporary amendment, which is expected to be revenue neutral, was intended to increase the borrowing capacity of Puerto Rico’s municipalities.

Act 7 did impose, however, an additional real property tax on residential real properties with appraised values in excess of approximately $210,000 during fiscal years 2010, 2011, 2012 and 2013. The additional real property tax, to be collected by the Treasury, will be equal to 100% of the existing real property tax collected by CRIM over such properties.

Finally, the amendments extended the temporary Commonwealth property tax to commercial real estate. The applicable Commonwealth property tax will be 0.591%. This temporary tax will be levied for three years or until an aggregated amount of $690 million is collected from this tax, whichever event occurs first.

Expenses

Insurance Matters

Government-owned property is insured through policies obtained by the Secretary of the Treasury and through self-insurance, except for property owned by the Electric Power Authority and PRASA, whose properties are insured through arrangements and policies obtained by the respective Authorities. Personal injury awards against the Commonwealth are limited by law to $150,000 per occurrence.

Retirement Systems

Public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System, the Puerto Rico System of Annuities and Pensions for Teachers (the “Teachers Retirement System”), the Commonwealth Judiciary Retirement System (the “Judiciary Retirement System”), the Retirement System of the University of Puerto Rico (the “University Retirement System”), and the Employees Retirement System of Puerto Rico Electric Power Authority (the “Electric Power Authority Retirement System”).

Funding Requirements. The central government is responsible for approximately 64% of total employer contributions to the Employees Retirement System, and the other 36% is the responsibility of public corporations and municipalities. The central government is also responsible for 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively. Retirement and related benefits provided by the systems and required contributions to the systems by employers and employees are determined by law rather than by actuarial requirements. For the Employees Retirement System, required employer contributions are 9.275% of applicable payroll. Required employee contributions for the Employees Retirement System vary according to salary and how the individual employee’s retirement benefits are coordinated with social security benefits. For the Judiciary Retirement System, required contributions are 30.34% of applicable payroll for the employer and 8% for the employees. For the Teachers Retirement System, required contributions are 8.5% of applicable payroll for the employer and 9.0% for the employees.

Actuarial Valuation of Employees Retirement System. As of June 30, 2007, the actuarial accrued liability of the Employees Retirement System was $16.770 billion and the actuarial value of assets was $2.892 billion, representing a funding ratio of 17.2%. The resulting unfunded actuarial accrued liability was $13.878 billion.

During fiscal year 2009, the Employees Retirement System had a cash shortfall of approximately $385 million. This cash shortfall was covered from the sale of certain investments. As of September 2009, the Employees Retirement System’s projected cash flow shortfall for fiscal year 2010 was approximately $400 million, which was expected to be covered from resources available to the Employees Retirement System, including the sale of certain investments. As of September 11, 2009, the Commonwealth noted that the Employees Retirement System’s cash flow shortfall for fiscal year 2010 could also be affected by the implementation of the fiscal stabilization plan. As of September 11, 2009, the Commonwealth indicated that the Employees Retirement System continues to evaluate measures to improve the System’s cash flow and funding ratio, as well as the potential impact of the fiscal stabilization plan.

Actuarial Valuation of Judiciary Retirement System. According to the June 30, 2005 actuarial valuation of the Judiciary Retirement System submitted by a firm of independent consulting actuaries, the total pension benefit obligations for the System were $174 million. The unfunded pension benefit obligations of the Judiciary Retirement System as of the same date were $104 million, representing a funding ratio of 40%. The June 30, 2005 actuarial valuation was completed in accordance with the “Projected Unit Credit” method and assumed an investment return of 8.5% per year and a salary increase of 5% per year. Insofar as the statutorily mandated annual deposit to the Judiciary Retirement System is insufficient to cover the actuarial pension benefit obligation, the unfunded pension benefit obligation of the System will continue to increase in the short term, and additional funding from the Commonwealth may ultimately be necessary to cover such unfunded obligation.

Actuarial Valuation of Teachers Retirement System. According to the June 30, 2007 actuarial valuation of the Teachers Retirement System submitted by a firm of independent consulting actuaries, the accrued actuarial liability of the system was $7.756 billion and the value of its assets amounted to $3.163 billion, representing a funding ratio of 41%, and the resulting unfunded accrued liability was $4.593 billion. The actuarial valuation assumed an investment return of 8%, yearly salary increases of 3.5%, employee and employer contributions of 9% and 8.5%, respectively, an inflation rate of 2.5%, and a remaining amortization period of 30 years for the unfunded accrued liability. Under the same assumptions, but without taking into account benefits paid under special benefits laws (described below) and excluding the obligations with respect to the prospective payments under the special benefits laws, the funding of which will originate from the Commonwealth’s General Fund, as of June 30, 2007, the accrued actuarial liability was $7.227 billion and the value of its assets amounted to $3.163 billion, representing a funding ratio of 44%. The resulting unfunded accrued liability was $4.064 billion. Insofar as the statutorily mandated annual deposit to the Teachers Retirement System is insufficient to cover the actuarial pension liability, and since the Teachers Retirement System is a relatively mature retirement system with a significant retiree population, the unfunded pension benefit obligation, according to the 2007 actuarial valuation, will continue to increase, and additional funding from the Commonwealth may ultimately be necessary to cover such unfunded liability.

Special Benefits. Various special benefits laws enacted in previous years provided additional benefits for the beneficiaries of the Employees Retirement System, Teachers Retirement System and Judiciary Retirement System. Specifically, in the case of the Employees Retirement System, Act No. 10 of May 21, 1992 provided for special benefit increases of 3% every three years. The first 3% increase was granted to retirees who had been receiving their annuities for three or more years as of that date. The second 3% increase was granted to retirees who had been receiving their annuities for three or more years as of January 1, 1995. This increase is being financed by additional contributions from the employers. The third 3% increase was granted to retirees who had been receiving their annuities for three or more years as of January 1, 1998. This third increase is being partially funded with additional contributions from some of the employers. In June 2001, the Legislative Assembly approved a fourth 3% increase, effective as of January 1, 2001, in post-retirement annuity payments granted on or prior to January 1, 1998. This increase was to be funded by the General Fund for retirees who were employees of the central government and by municipalities and public corporations for retirees who were their respective employees. In June 2003, the Legislative Assembly approved a fifth increase of 3% in post-retirement benefits effective January 1, 2004. This increase was also to be funded by the General Fund for retirees who were employees of the central government and by municipalities and public corporations for retirees who were their respective employees. In June 2007, the Legislative Assembly approved a sixth increase of 3% in post retirement benefits effective January 1, 2007. This increase was also to be funded by the General Fund for retirees who were employees of the central government and by municipalities and public corporations for retirees who were their respective employees. Subsequent increases will depend upon the express approval of the Board of Trustees of the Employees Retirement System and the Legislative Assembly, and must provide a funding source. In the case of the Judiciary Retirement System, Act No. 41 of June 13, 2001 provided a 3% special benefit increase in annuity payments, commencing on January 1, 2002 and every three years thereafter, to retirees who have been receiving their annuities for three or more years as of that date. This increase was to be funded by the General Fund.

As of April 30, 2009, the Teachers Retirement System was seeking reimbursement from the Commonwealth’s General Fund in the amount of $119 million for special benefits paid by the System to its beneficiaries through June 30, 2004 pursuant to special benefit laws enacted by the Legislative Assembly. The Teachers Retirement System’s interpretation of these special benefit laws, to the effect that the Commonwealth is required to reimburse the Teachers Retirement System for such special benefits paid, was being disputed as of April 30, 2009 by the Office of Management and Budget. In March 2009, the Department of Education paid to the Teachers Retirement System the amount of $12 million as partial payment. As of April 30, 2009, the dispute for the remaining amount of $107 million continued under inter-agency arbitration proceedings. As of April 30, 2009, the Employees Retirement System was also seeking reimbursement from the Commonwealth (in connection with other special benefits laws applicable to its beneficiaries) in the amount of $73.9 million, representing cumulative benefits paid to beneficiaries through June 30, 2005.

Cash Flow Shortfalls. The Employees Retirement System’s disbursements of benefits during fiscal years 2004 through 2007 exceeded contributions and investment income for those years. The cash shortfall for fiscal year 2004 was covered with a loan received from the Department of the Treasury. Balances owed to the Department of the Treasury and other pending working capital needs through fiscal year 2005 were refinanced through a repurchase agreement with a financial institution in an amount of $138 million collateralized with the assets of the Employees Retirement System. The cash shortfall for fiscal year 2006 was approximately $70 million. This shortfall was covered with a line of credit provided by a private financial institution and collateralized with the assets of the Employees Retirement System. There was no cash shortfall for fiscal year 2007 on account of the receipt of the proceeds from the sale of the Puerto Rico Telephone Company stock that Puerto Rico Telephone Authority held for the benefit of the Employees Retirement System of the Commonwealth. Also with these proceeds the Employees Retirement System paid off the balances of the 2005 repurchase agreement and the 2006 line of credit used to cover the respective year’s cash shortfalls. For fiscal year 2008, the System experienced a positive cash flow due to various non-recurring sources of income and a series of financings to increase the System’s funding ratio and reduce its unfunded pension benefit obligation. The financings involved the issuance by the Employees Retirement System of debt secured by a pledge of future employer contributions over the next 50 years. All net cash generated by these financings was deposited into the Employees Retirement System trust and invested along with its other assets. As of June 30, 2008, the Employees Retirement System had issued three series totaling approximately $2.9 billion of its Senior Pension Funding Bonds.

During fiscal year 2009, the Employees Retirement System expected to have a cash shortfall of approximately $150 million to $250 million. As of September 11, 2009, the Commonwealth indicated that, based on the Puerto Rico Employees Retirement System’s estimates, the Employees Retirement System could have a $362 million cash flow deficit for fiscal year 2010. This negative trend is expected to continue partly due to possible future increases in the cost of living adjustments, changes in demographics of retirees and beneficiaries, and possible higher pension payments due to higher salaries of future retirees.

With respect to the Teachers Retirement System, the cash shortfalls for fiscal years 2006, 2007 and 2008 were $65 million, $40 million, and $75 million, respectively. Investments were liquidated to cover these shortfalls. For fiscal year 2009, the Teachers Retirement System expected to have a cash shortfall of approximately $67 million. As of September 11, 2009, the Commonwealth indicated that, based on the Teachers Retirement System’s estimates, the Teachers Retirement System could have an $81 million cash flow deficit for fiscal year 2010. This negative trend is expected to continue given that Puerto Rico Teachers Retirement System is in a relatively mature stage.

Composition and Market Value of Investment Portfolios. As of April 30, 2009, the market value of the investment portfolios (which excludes loans to plan members) held by the retirement plans had been materially adversely affected by the global decline in value of equity securities. This decline had an adverse effect on the unfunded actuarial accrued liability of the retirement systems.

Federal Grants

Puerto Rico receives grants under numerous federal programs. As of September 2009, federal grants to the agencies and instrumentalities of the Commonwealth government were estimated to be $5.750 billion for fiscal year 2010, an increase of $1.097 billion, or 23.5%, from fiscal year 2009.

Puerto Rico expects to receive approximately $5 billion in stimulus funds from ARRA, of which $229.6 million and $1.332 billion were expected to be received by the government during fiscal years 2009 and 2010, respectively.

BUDGET OF THE COMMONWEALTH

Budgetary Process

The fiscal year of the Commonwealth begins each July 1. The Governor is constitutionally required to submit to the Legislative Assembly an annual balanced budget of revenues, capital improvements, and operating expenses of the central government for the ensuing fiscal year. The annual budget is prepared by OMB, in coordination with the Planning Board, the Treasury, and other government offices and agencies. Section 7 of Article VI of the Constitution provides that “The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations is provided by law.”

The annual budget, which is developed utilizing elements of program budgeting, includes an estimate of revenues and other resources for the ensuing fiscal year under (i) laws existing at the time the budget is submitted, and (ii) legislative measures proposed by the Governor and submitted with the proposed budget, as well as the Governor’s recommendations as to appropriations that in his judgment are necessary, convenient, and in conformity with the four-year investment plan prepared by the Planning Board.

The Legislative Assembly may amend the budget submitted by the Governor but may not increase any items so as to cause a deficit without imposing taxes to cover such deficit. Upon passage by the Legislative Assembly, the budget is referred to the Governor, who may decrease or eliminate any item but may not increase or insert any new item in the budget. The Governor may also veto the budget in its entirety and return it to the Legislative Assembly with the Governor’s objections. The Legislative Assembly, by a two-thirds majority in each house, may override the Governor’s veto. If a budget is not adopted prior to the commencement of a fiscal year, the budget for such fiscal year shall be the annual budget for the preceding fiscal year as originally approved by the Legislative Assembly and the Governor until a new budget is approved. This permits the Commonwealth to continue making payments of its operating and other expenses until a new budget is approved.

Appropriations

For each of fiscal years 2008 and 2009, approximately 23% of the General Fund was committed to the payment of fixed charges such as municipal subsidies, grants to the University of Puerto Rico, mandated funding for the Judicial Branch, rent payments to the Public Buildings Authority, and debt service on the direct debt of the Commonwealth. As of April 30, 2009, this proportion was expected to increase to 36% in fiscal year 2010 since the Government of Puerto Rico was pledging additional resources to cover outstanding debts.

For fiscal years 2008 and 2009, over 60% of the controllable funds portion of the General Fund was committed for the payment of the central government payroll (not including the University of Puerto Rico and the Judicial Branch). Commencing with fiscal year 2010, the Commonwealth expected to reduce this proportion to 46% due mainly to the savings in operational expenses of $2.0 billion expected from the implementation of the Fiscal Plan.

Budget for Fiscal Year 2010

On April 29, 2009, the Governor of Puerto Rico submitted a proposed budget for fiscal year 2010 to the Legislative Assembly.

Projected revenues for fiscal year 2010 totaled $15.1 billion and projected General Fund revenues totaled $7.7 billion. The major changes in General Fund revenues were accounted for mainly by anticipated increases in property taxes (up $230.6 million), corporate income tax (up $129 million), personal income taxes (up $59 million), and excise taxes on cigarettes and alcoholic beverages (up $50 million) and decreases in the sales and use tax (down $305 million, due principally to the increase in the portion of the tax transferred to COFINA), retained non-resident income tax (down $55 million), federal excise tax on offshore shipments (down $38 million), interest on dividends subject to tax (down $9 million), and excise tax on motor vehicles and accessories (down $5 million).

Estimated expenses for the central government of all budgetary funds totaled $14.8 billion, a decrease of $66.8 million from fiscal year 2009. The major changes in General Fund expenditures by program in fiscal year 2010 were mainly due to anticipated increases in general obligation bonds debt service (up $232.6 million) and other debt service appropriations (up $450.9 million) and decreases in public safety and protection (down $1.273 billion), education (down $527.2 million), health (down $217.5 million), general government (down $88.1 million), welfare (down $255.5 million), economic development (down $61.2 million), transportation and communication (down $44.3 million), housing (down $21.2 million), and contributions to municipalities (down $9.1 million).

As of April 29, 2009, the government expected to incur an additional $2.5 billion in expenses for fiscal year 2010, for a total of $10.1 billion in expenses. Approximately $2 billion of this amount was related to (i) transitory expenses related to the implementation of the expense-reduction measures in the Fiscal Plan ($1 billion) and (ii) additional expenses ($1 billion) which were expected to be incurred in fiscal year 2010 but were not expected to be incurred in subsequent fiscal years as a result of the expense reduction plan being implemented under Act 7. As of April 29, 2009, this additional amount of expenses was included in the consolidated budget of the Commonwealth and was expected to be covered from the proceeds of COFINA bond issues.

On July 1, 2009, the Governor signed a General Fund budget for fiscal year 2010 of $7.670 billion. The approved budget was approximately 19% lower than the $9.48 billion budget approved for fiscal year 2009. The approved budget was lower than the preliminary General Fund net revenues for fiscal year 2009 by $90 million, or 1.2%, and created a payment schedule for certain Commonwealth debts or other obligations, such as borrowings from Government Development Bank that did not have a dedicated source of repayment, and accounts payable to public corporations. The General Fund budget excluded a $2.5 billion Stabilization Fund that was to facilitate the orderly implementation of certain expense reduction measures adopted by the Government of the Commonwealth pursuant to Act No. 7 of March 9, 2009. The Stabilization Fund was to provide (i) $1 billion to finance the cost of transitioning public employees to nongovernmental sectors and providing vouchers for re-training, self-employment, relocation and salary subsidy alternatives, and (ii) $1.5 billion to cover payroll and operating expenses that were expected to be reduced through fiscal year 2010, but whose savings were not expected to be realized in such fiscal year. The Stabilization Fund was to be funded with proceeds from the bonds issued by COFINA.

Budget for Fiscal Year 2009

The consolidated budget for fiscal year 2009 totaled $27.4 billion. Of this amount, $14.9 billion was assigned to the central government. This includes General Fund total resources and appropriations of $9.484 billion, which represented an increase of $396.5 million over approved expenditures for fiscal year 2008. The increase in expenditures was mainly due to University of Puerto Rico, judiciary and municipal formula increases and salary increases mandated by law or collective bargaining agreements. Due to the fact that general elections were held in November 2008, which fell within fiscal year 2009, an additional $42.3 million was budgeted for the State Elections Commission.

The General Fund revenue projection for fiscal year 2009 was $8.488 billion, an increase of $235 million, or 2.8%, from estimated net revenues for fiscal year 2008 of $8.253 billion. The Commonwealth’s budgeted expenditures for fiscal year 2009 of $9.484 billion exceeded projected revenues of $8.488 billion by approximately $1 billion. The gap was covered by a $1.0 billion loan from GDB to the Commonwealth secured by certain tax receivables. This loan was expected to be repaid during fiscal year 2009 from COFINA bond issues.

Estimated expenses and capital improvements of all budgetary funds for fiscal year 2009 totaled $14.9 billion, an increase of $713.8 million from fiscal year 2008. The major changes in General Fund expenditures by program in fiscal year 2009 were mainly due to increases in welfare (up $112.6 million), education (up $92.9 million), debt service on the Commonwealth’s general obligation and guaranteed debt (up $85.0 million), general government (up $75.1 million), health (up $46.3 million), special pension contribution (up $17.5 million), other debt service (up $12.1 million), contributions to municipalities (up $3.7 million), transportation and communication (up $2.1 million), public safety and protection (up $1.2 million), housing (up $0.6 million) and a decrease in economic development expenses of $28.5 million.

Given the expected reduction in revenues due to economic conditions in 2009, the General Fund revenue projection for fiscal year 2009 was adjusted in January 2009 to $7.6 billion, a reduction of $884 million from the original budgeted revenues. For fiscal year 2009, in order to cover a budgetary imbalance between projected revenues of $8.5 billion and budgeted expenditures of $9.5 billion, the original budget included a $1 billion loan from GDB to the Commonwealth secured by an assignment of tax receivables. In addition, non-budgeted expenses in the amount of $1.349 billion were identified in the government transition process. The projected revenue shortfall of $884 million, plus the $1 billion GDB financing and the additional non-budgeted expenditures of $1.349 billion resulted in an aggregate structural deficit for fiscal year 2009 of approximately $3.233 billion. These are preliminary figures and were subject to final revision by OMB.

Act 7, in conjunction with Act 91 and Act 1, allocates to COFINA, commencing on July 1, 2009, a total of one-half of the 5.5% Commonwealth Sales Tax (the equivalent of a 2.75% tax), thus expanding COFINA’s capacity to issue bonds. These laws allow for the use of these funds to cover operational expenses of the Commonwealth between fiscal years 2009 and 2012.

During the second half of fiscal year 2009, the Governor of Puerto Rico issued several Executive Orders to implement measures of austerity, fiscal control and expense reduction. Among these initiatives, the Governor ordered government agencies to reduce their operational costs by an amount equal to ten percent (10%) of half of their total budgeted expenses for fiscal year 2009, eliminate thirty percent (30%) of authorized government non-career positions, institute a hiring freeze of government employees, eliminate government credit cards, strictly control travel expenses, and impose limitations on the use of cellular phones and PDAs, agency vehicles, and electric power usage. As of April 30, 2009, these measures were being implemented by every agency and firmly monitored by OMB.

LITIGATION

The Commonwealth is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Under Act No. 104 of June 25, 1955, as amended (“Act 104”), persons are authorized to sue the Commonwealth only for causes of actions specified in said Act. The Commonwealth may be liable under Act 104 for damages up to a maximum amount of $75,000, or $150,000 if the suit involves actions for damages to more than one person or where a single injured party is entitled to several causes of action.

Under certain circumstances, as provided in Act No. 9 of November 26, 1975, as amended, the Commonwealth may provide its officers and employees, including directors of public corporations and government instrumentalities and mayors of the municipalities of the Commonwealth, with legal representation, as well as assume the payment of any judgment that may be entered against them. There is no limitation on the amount of the judgment that may be paid under the act in cases in federal court, but in all other cases the Puerto Rico Secretary of Justice may determine whether, and to what extent, the Commonwealth will assume payment of such judgment.

With respect to pending and threatened litigation, as of June 30, 2007, the Commonwealth included in its financial statements reported liabilities of approximately $950 million for awarded and anticipated unfavorable judgments. While amounts claimed exceed $6 billion, such amount represents the amount estimated at the time as a probable liability or a liability with a fixed or expected due date, which would require future available financial resources for its payment. The Commonwealth believes that the ultimate liability in excess of amounts provided in the financial statements, if any, would not be significant.

On April 13, 2009, a group of government employees along with labor organizations that represent governmental employees filed a complaint in the U.S. District Court for the District of Puerto Rico against the Governor of Puerto Rico and several agency heads. The plaintiffs seek, among other relief, an injunction to stop the Government of Puerto Rico from implementing the cost-cutting provisions of Act 7.

The main legal basis to seek the injunction is that the referenced Act 7 provisions allegedly violate United States and Puerto Rico law prohibitions on impairment of contracts and retroactive application of laws. Plaintiffs are seeking to have such provisions declared unconstitutional and thus legally unenforceable.

On August 5, 2009, the U.S. District Court for the District of Puerto Rico denied the preliminary injunction requested by plaintiffs. The District Court’s decision allows the Government to continue with the implementation of Act 7. The Government has moved to dismiss the complaint, and as of April 30, 2009, the Commonwealth indicated that the Government would continue vigorously to defend the constitutionality of Act 7.

The Commonwealth is a defendant in two lawsuits filed, one in Commonwealth court and one in the U.S. District Court for the District of Puerto Rico, by an association of primary care health centers seeking to recover from the Commonwealth $800 million of Medicaid funds retained by the Department of Health since 1997. In June 2004, the Superior Court of the Commonwealth in San Juan determined that the Commonwealth must return those funds. The Supreme Court of Puerto Rico, however, upheld a partial ruling allowing the Commonwealth to deduct from the payments due to the centers certain of the payments received by the centers from the federal government. As of April 30, 2009, audits were being carried out on the plaintiff centers. As of June 30, 2007, the Commonwealth had accrued $50 million for this legal contingency. With respect to the federal case, the Commonwealth disbursed approximately $18 million between April 2004 and January 2007 in compliance with a preliminary injunction issued by the U.S. District Court for the District of Puerto Rico.

The Commonwealth is also a defendant in a class action presented by parents of special education students before Commonwealth courts alleging that the Puerto Rico Department of Education had failed to provide legally required special education and related services. In October 2006, the San Juan Court of Appeals decided in favor of the parents’ request to include damage claims in the same class action case, and the court may now award damages to the members of the class. When awarding damages, the court may consider the claims in groups or each case individually, and the parents must have proven the damages suffered. The Commonwealth has indicated that it plans to defend vigorously each case. As of June 30, 2007, the Commonwealth had accrued $450 million for this legal contingency.

In addition, the Commonwealth is a defendant in a lawsuit filed by a group of vehicle owners in Commonwealth courts, which suit questions the legitimacy of Act No. 42 of August 1, 2005, as amended (“Act 42”). Act 42 imposes additional annual motor-vehicle fees on all “luxury” motor vehicles that are used for private purposes. On March 15, 2007, the First Circuit Court of San Juan ruled against the Commonwealth and ordered the Commonwealth to return the funds collected. The Commonwealth appealed this decision to the Court of Appeals. On January 29, 2008, the Court of Appeals upheld the decision of the First Circuit Court of San Juan. Subsequent to the Court of Appeals’ decision, the Supreme Court of Puerto Rico granted the Commonwealth’s application for certiorari and was expected to hear an appeal of the decision of the Court of Appeals. As of June 30, 2007, the Commonwealth had accrued $450 million for this legal contingency.

The Commonwealth and various component units are defendants in other lawsuits alleging violations of civil rights, breach of contract, and other damage claims. As of April 30, 2009, preliminary hearings and discovery proceedings were in progress. The amounts claimed exceed $5 billion; however, as of April 30, 2009, the ultimate liability could not be determined. The Commonwealth has indicated that, in its opinion, the claims are excessive. As of April 30, 2009, no provision for any liability that may result upon adjudication of these lawsuits had been recognized by the Commonwealth. The Commonwealth has indicated that it believes that the ultimate liability, if any, would not be significant.

Part C

Other Information

Item 28.	Exhibits

(a)	(1) The Registrant’s Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 44”).

(2) Amended and Restated Designation of Series of Shares of Beneficial Interests of the Registrant, effective as of May 31, 2010, and Amended and Restated Designation of Classes, effective as of May 31, 2010, are incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 27, 2010 (“Post-Effective Amendment No. 98”).

(b)	The Registrant’s By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c)	Not Applicable.

(d)	(1) Management Agreement between the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves (formerly Citi California Tax Free Reserves), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 25, 2007 (“Post-Effective Amendment No. 45”).

(2) Management Agreement between the Registrant, on behalf of Western Asset/Citi Liquid Reserves (formerly Citi Cash Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Management Agreement between the Registrant, on behalf of Western Asset/Citi Connecticut Tax Free Reserves (formerly Citi Connecticut Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Management Agreement between the Registrant, on behalf of Western Asset/Citi New York Tax Free Cash Reserves (formerly Citi New York Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(5) Management Agreement between the Registrant, on behalf of Western Asset/Citi Tax Free Reserves (formerly Citi Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(6) Management Agreement between the Registrant, on behalf of Western Asset/Citi U.S. Treasury Reserves (formerly Citi U.S. Treasury Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(7) Management Agreement between the Registrant, on behalf of Western Asset Money Market Fund (formerly Cash Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(8) Management Agreement between the Registrant, on behalf of Western Asset Government Money Market Fund (formerly Government Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(9) Management Agreement between the Registrant, on behalf of Western Asset California Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(10) Management Agreement between the Registrant, on behalf of Western Asset Massachusetts Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(11) Management Agreement between the Registrant, on behalf of Western Asset Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(12) Management Agreement between the Registrant, on behalf of Western Asset New York Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(13) Management Agreement between the Registrant, on behalf of Western Asset AMT Tax Free Money Market Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 65.

(14) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Western Asset/Citi California Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Liquid Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Connecticut Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi New York Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(19) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi U.S. Treasury Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(20) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Money Market Fund (formerly Cash Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(21) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Government Money Market Fund (formerly Government Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(22) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset California Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(23) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Massachusetts Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(24) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset New York Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(26) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset AMT Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 65.

(e)	(1) Distribution Agreement dated December 1, 2008, between the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves, Western Asset/Citi Liquid Reserves, Western Asset/Citi Connecticut Tax Free Reserves, Western Asset/Citi New York Tax Free Reserves, Western Asset/Citi Tax Free Reserves, Western Asset/Citi U.S. Treasury Reserves, Western Asset AMT Tax Free Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Government Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund, and Legg Mason Investor Services, LLC (“LMIS”), as distributor is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 30, 2009 (“Post-Effective Amendment No. 75”).

(f)	(1) Amended and Restated General Retirement Plan relating to certain funds is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

(2) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(4) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 45.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 65.

(h)	(1) Transfer Agency Agreement, dated April 4, 2009, between the Registrant and Boston Financial Data Services, Inc., as transfer agent, is incorporated herein by reference to Post-Effective Amendment No. 75.

(2) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 38”).

(3) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and PNC Global Investment Servicing (U.S.) Inc., as co-transfer agent is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2009.

(i)	(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 15, 2001.

(2) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 65.

(5) Opinion and Consent of Venable, LLP regarding the legality of Class N shares of each of Western Asset Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 98.

(6) Opinion and Consent of Venable, LLP regarding the legality of Class A, Class B and Class C shares of each of Western Asset Liquid Reserves and Western Asset Tax Free Reserves, Class A shares of each of Western Asset California Tax Free Money Market Fund and Western Asset New York Tax Free Money Market Fund and Class N shares of each of Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market, Western Asset Municipal Money Market Fund and Western Asset New York Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 104”).

(7) Opinion and Consent of Venable, LLP regarding the legality of Service Shares of each of Western Asset Liquid Reserves, Western Asset U.S. Treasury Reserves, Western Asset Government Money Market Fund, Western Asset Tax Free Reserves, Western Asset California Tax Free Money Market Fund, Western Asset Connecticut Municipal Money Market Fund, Western Asset New York Tax Free Money Market Fund and Western Asset Massachusetts Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 26, 2010 (“Post-Effective Amendment No. 107”).

(j)	(1) Consent of Independent Registered Public Accounting Firm is filed herewith.

(2) Power of Attorney dated February 9, 2010 and February 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(3) Power of Attorney dated August 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 107.

(4) Power of Attorney with respect to Master Portfolio Trust dated February 9, 2010 and February 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(5) Power of Attorney with respect to Master Portfolio Trust dated August 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 107.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves, Western Asset/Citi Liquid Reserves, Western Asset/Citi Connecticut Tax Free Reserves, Western Asset/Citi New York Tax Free Reserves, Western Asset/Citi Tax Free Reserves, Western Asset/Citi U.S. Treasury Reserves, Western Asset Money Market Fund, Western Asset Government Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset New York Municipal Money Market Fund and Western Asset Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 98.

(n)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 45.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Code of Ethics of LMIS dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Code of Ethics of WAM and certain supervised affiliates dated January 2010, is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company

Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
James W. Hirschmann III
Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore
Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.

Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM
Director, WAML

Following is a list of addresses for Item 31 with respect to WAM:

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte. Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

100 First Stamford Place

Stamford, CT 06902

and

620 Eighth Avenue

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 Eighth Ave.

New York, NY 10018

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

and

620 Eighth Avenue

New York, NY 10018

Western Asset Management Company Limited (“WAML”)

10 Exchange Square

Primrose Street

London EC2A2EN England

Western Asset Management Company Ltd (“Western Japan”)

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 48

120 Collins Street

GPO Box 507

Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A2EN England

Western Asset Management Company Pte. Ltd. (“Western Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Kimberly Mustin – Co-Managing Director

Matthew Schiffman – Co-Managing Director

George Betzios – Vice President

W. Talbot Daley – Vice President

David J. Eikenberg – Vice President

Mark E. Freemyer – Vice President

Thomas J. Hirschmann – Vice President

Joseph LaRocque – Vice President

Michael P. McAllister – Vice President

Theresa P. McGuire – Vice President

Jeremy O’Shea – Vice President

Joel R. Sauber – Vice President

Robert Shepler – Vice President

Jason Bennett – Chief Financial Officer, Treasurer and Financial Reporting Officer

Joseph M. Furey – General Counsel and Secretary

Erin L. Clark – Assistant Secretary

Vicki Schmelzer – Assistant Secretary

Ronald A. Holinsky – Deputy General Counsel

Stephen A. Scarpino – Anti-Money Laundering Compliance Officer

All Addresses are 100 International Drive, Baltimore, MD 21202.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Money Market Trust
55 Water Street
New York, NY 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadviser:

(3)	c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9699
Providence, RI 02940-9699

(6)	Boston Financial Data Services, Inc.
2000 Crown Colony Dr.
Quincy, MA 02169

With respect to the Registrant’s Distributor:

(7)	Legg Mason Investor Services, LLC
100 International Drive
Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 17th day of December, 2010.

LEGG MASON PARTNERS MONEY MARKET TRUST, on behalf of its series:

Western Asset Liquid Reserves

Western Asset U.S. Treasury Reserves

Western Asset Government Money Market Fund

Western Asset Tax Free Reserves

Western Asset California Tax Free Money Market Fund

Western Asset Connecticut Municipal Money Market Fund

Western Asset New York Tax Free Money Market Fund and

Western Asset Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 17, 2010.

Signature	Title

/S/ R. JAY GERKEN	President, Principal Executive Officer and Trustee
R. Jay Gerken

/S/ KAPREL OZSOLAK	Chief Financial Officer
Kaprel Ozsolak

/S/ ELLIOTT J. BERV*	Trustee
Elliott J. Berv

/S/ A. BENTON COCANOUGHER*	Trustee
A. Benton Cocanougher

/S/ JANE F. DASHER*	Trustee
Jane F. Dasher

/S/ MARK T. FINN*	Trustee
Mark T. Finn

/S/ RAINER GREEVEN*	Trustee
Rainer Greeven

/S/ STEPHEN R. GROSS*	Trustee
Stephen R. Gross

/S/ RICHARD E. HANSON, JR.*	Trustee
Richard E. Hanson, Jr.

/S/ DIANA R. HARRINGTON*	Trustee
Diana R. Harrington

/S/ SUSAN M. HEILBRON*	Trustee
Susan M. Heilbron

/S/ SUSAN B. KERLEY*	Trustee
Susan B. Kerley

/S/ ALAN G. MERTEN*	Trustee
Alan G. Merten

/S/ R. RICHARDSON PETTIT*	Trustee
R. Richardson Pettit

*BY: /S/ R. JAY GERKEN
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Money Market Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 17th day of December, 2010.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 17, 2010.

Signature	Title

/S/ R. JAY GERKEN R. Jay Gerken	President, Principal Executive Officer and Trustee

/S/ KAPREL OZSOLAK Kaprel Ozsolak	Chief Financial Officer

/S/ ELLIOTT J. BERV* Elliott J. Berv	Trustee

/S/ A. BENTON COCANOUGHER* A. Benton Cocanougher	Trustee

/S/ JANE F. DASHER* Jane F. Dasher	Trustee

/S/ MARK T. FINN* Mark T. Finn	Trustee

/S/ RAINER GREEVEN* Rainer Greeven	Trustee

/S/ STEPHEN R. GROSS* Stephen R. Gross	Trustee

/S/ RICHARD E. HANSON, JR.* Richard E. Hanson, Jr.	Trustee

/S/ DIANA R. HARRINGTON* Diana R. Harrington	Trustee

/S/ SUSAN M. HEILBRON* Susan M. Heilbron	Trustee

/S/ SUSAN B. KERLEY* Susan B. Kerley	Trustee

/S/ ALAN G. MERTEN* Alan G. Merten	Trustee

/S/ R. RICHARDSON PETTIT* R. Richardson Pettit	Trustee

*By:	/S/ R. JAY GERKEN
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

Exhibit Index

(j)(1)	Consent of Independent Registered Public Accounting Firm